UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: May 31, 2014

Item 1. Reports to Stockholders

VALIC Company I

Annual Report, May 31, 2014

SAVING : INVESTING : PLANNING

VALIC Company I

ANNUAL REPORT MAY 31, 2014

VALIC Company I

PRESIDENT’S LETTER (unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the twelve-month period ending May 31, 2014. We encourage you to carefully read this report and thank you for your investment.

Both domestic and international indices posted strong returns over the reporting period. Domestically, the total return for the S&P 500® Index*, widely regarded as the best single gauge of the U.S. equity market, rose 20.45%, despite declining GDP growth in the first quarter of 2014. International equity markets only slightly trailed their domestic counterparts. The MSCI EAFE Index (net)**, designed to measure the equity market performance of developed foreign markets (Europe, Australasia, Far East), excluding the U.S. and Canada, rose 18.04%. And the domestic bond market experienced respectable returns, with the Barclays U.S. Aggregate Bond Index***, a broad measure of the bond market, rising 2.71%.

Global equity markets continued to seesaw during the reporting period in reaction to mixed results out of Europe and slower growth in emerging markets (particularly China), among other factors. For example, the S&P 500® Index* finished calendar year 2013 up 32% — a height not seen in 16 years — but early results in 2014 were shakier. Stocks sold off during the first few weeks of the year amid concerns over severe weather in the US and its aftermath, mounting tensions between the Ukraine and Russia and an uprising in Iraq. But by February, US corporate earnings began to trickle in with many companies posting strong profits, thereby giving renewed life to some markets. Overall, European markets also benefited from reduced emphasis on austerity measures and progress on structural reform in various countries. And later in the period, the Federal Reserve reaffirmed a continued low interest policy and outlined the future pace of tapering the quantitative easing program, expected to end in October 2014. These developments were well received by investors.

On the bond front, intermediate and long-term US Treasuries rallied during the period, driving yields significantly lower and confusing market expectations for higher interest rates. The Treasury yield curve flattened as shorter-term rates rose, which led to improved performance in corporate bonds.

As always, we encourage you to maintain a well-diversified, long-term investment portfolio to help smooth the inevitable ups-and-downs of market performance. Your financial advisor can assist by reviewing your financial situation and developing a plan that utilizes diversification, asset allocation, tax planning and other investment strategies to better help you reach your long-term investment goals.

Thank you again for your trust and valued investment.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company I

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.
***	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market that includes Treasuries, government-related and corporate securities, mortgaged and asset-backed securities and commercial mortgage-backed securities.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

VALIC Company I

EXPENSE EXAMPLE — May 31, 2014 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2013 and held until May 31, 2014. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended May 31, 2014” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended May 31, 2014” column and the “Expense Ratio as of May 31, 2014” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended May 31, 2014” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended May 31, 2014” column and the “Expense Ratio as of May 31, 2014” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended May 31, 2014” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company I

EXPENSE EXAMPLE — May 31, 2014 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2013	Ending Account Value Using Actual Return at May 31, 2014	Expenses Paid During the Six Months Ended May 31, 2014*	Beginning Account Value at December 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at May 31, 2014	Expenses Paid During the Six Months Ended May 31, 2014*	Expense Ratio as of May 31, 2014*
Asset Allocation	$1,000.00	$1,049.05	$3.37	$1,000.00	$1,021.64	$3.33	0.66%
Blue Chip Growth	$1,000.00	$1,045.44	$4.28	$1,000.00	$1,020.74	$4.23	0.84%
Broad Cap Value Income#	$1,000.00	$1,041.63	$4.33	$1,000.00	$1,020.69	$4.28	0.85%
Capital Conservation	$1,000.00	$1,034.58	$3.25	$1,000.00	$1,021.74	$3.23	0.64%
Core Equity#	$1,000.00	$1,066.41	$4.12	$1,000.00	$1,020.94	$4.03	0.80%
Dividend Value#	$1,000.00	$1,049.30	$4.19	$1,000.00	$1,020.84	$4.13	0.82%
Dynamic Allocation#	$1,000.00	$1,034.46	$1.62	$1,000.00	$1,023.34	$1.61	0.32%
Emerging Economies	$1,000.00	$999.88	$4.59	$1,000.00	$1,020.34	$4.63	0.92%
Foreign Value	$1,000.00	$1,044.35	$4.03	$1,000.00	$1,020.99	$3.98	0.79%
Global Real Estate	$1,000.00	$1,087.62	$4.42	$1,000.00	$1,020.69	$4.28	0.85%
Global Social Awareness	$1,000.00	$1,076.18	$3.31	$1,000.00	$1,021.74	$3.23	0.64%
Global Strategy	$1,000.00	$1,055.63	$3.28	$1,000.00	$1,021.74	$3.23	0.64%
Government Securities	$1,000.00	$1,024.44	$3.23	$1,000.00	$1,021.74	$3.23	0.64%
Growth#	$1,000.00	$1,073.90	$4.19	$1,000.00	$1,020.89	$4.08	0.81%
Growth & Income#	$1,000.00	$1,077.05	$4.40	$1,000.00	$1,020.69	$4.28	0.85%
Health Sciences	$1,000.00	$1,086.14	$5.77	$1,000.00	$1,019.40	$5.59	1.11%
Inflation Protected	$1,000.00	$1,039.80	$3.00	$1,000.00	$1,021.99	$2.97	0.59%
International Equities	$1,000.00	$1,055.05	$2.20	$1,000.00	$1,022.79	$2.17	0.43%
International Government Bond	$1,000.00	$1,052.45	$3.33	$1,000.00	$1,021.69	$3.28	0.65%
International Growth#	$1,000.00	$1,042.51	$5.14	$1,000.00	$1,019.90	$5.09	1.01%
Large Cap Core	$1,000.00	$1,065.96	$4.33	$1,000.00	$1,020.74	$4.23	0.84%
Large Capital Growth	$1,000.00	$1,070.93	$3.98	$1,000.00	$1,021.09	$3.88	0.77%
Mid Cap Index	$1,000.00	$1,062.52	$1.80	$1,000.00	$1,023.19	$1.77	0.35%
Mid Cap Strategic Growth	$1,000.00	$1,008.28	$4.06	$1,000.00	$1,020.89	$4.08	0.81%
Money Market I#	$1,000.00	$1,000.05	$0.80	$1,000.00	$1,024.13	$0.81	0.16%
Nasdaq-100® Index#	$1,000.00	$1,074.93	$2.74	$1,000.00	$1,022.29	$2.67	0.53%
Science & Technology	$1,000.00	$1,089.43	$5.21	$1,000.00	$1,019.95	$5.04	1.00%
Small Cap Aggressive Growth#	$1,000.00	$959.18	$4.84	$1,000.00	$1,020.00	$4.99	0.99%
Small Cap#	$1,000.00	$999.75	$4.64	$1,000.00	$1,020.29	$4.68	0.93%
Small Cap Index	$1,000.00	$997.93	$1.99	$1,000.00	$1,022.94	$2.02	0.40%
Small Cap Special Values	$1,000.00	$1,041.12	$4.48	$1,000.00	$1,020.54	$4.43	0.88%
Small-Mid Growth#	$1,000.00	$1,018.14	$5.03	$1,000.00	$1,019.95	$5.04	1.00%
Stock Index	$1,000.00	$1,074.34	$1.81	$1,000.00	$1,023.19	$1.77	0.35%
Value#	$1,000.00	$1,065.53	$4.38	$1,000.00	$1,020.69	$4.28	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period May 31, 2014” and the “Expense Ratios” would have been higher.

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	5.9%
Diversified Banking Institutions	4.7
Medical — Drugs	3.6
Exchange-Traded Funds	3.5
Banks — Commercial	3.1
Oil Companies — Integrated	3.1
Telephone — Integrated	3.1
Banks — Super Regional	2.8
Federal Home Loan Mtg. Corp.	2.6
Oil Companies — Exploration & Production	2.6
Computers	2.3
Chemicals — Diversified	2.2
Food — Misc./Diversified	2.2
Diversified Financial Services	1.9
Diversified Manufacturing Operations	1.8
Aerospace/Defense	1.6
Auto — Cars/Light Trucks	1.6
Real Estate Investment Trusts	1.4
Semiconductor Components — Integrated Circuits	1.3
Time Deposits	1.2
Retail — Building Products	1.2
Tobacco	1.2
Electric — Integrated	1.2
Investment Management/Advisor Services	1.1
Applications Software	1.0
Transport — Rail	0.9
United States Treasury Notes	0.9
Electronic Components — Misc.	0.9
Insurance — Multi-line	0.9
Computer Services	0.8
Building — Residential/Commercial	0.8
Oil — Field Services	0.8
Cable/Satellite TV	0.7
Gas — Distribution	0.7
Electronic Components — Semiconductors	0.7
Insurance — Life/Health	0.6
Engineering/R&D Services	0.6
Pipelines	0.6
Medical — Biomedical/Gene	0.6
Advertising Agencies	0.6
Medical — HMO	0.6
Cosmetics & Toiletries	0.6
Enterprise Software/Service	0.6
Import/Export	0.6
Medical Products	0.6
Insurance — Property/Casualty	0.6
Multimedia	0.6
Auto/Truck Parts & Equipment — Original	0.5
Beverages — Non-alcoholic	0.5
Paper & Related Products	0.5
Pharmacy Services	0.5
Oil Refining & Marketing	0.4
Retail — Regional Department Stores	0.4
Transport — Services	0.4
Consumer Products — Misc.	0.4
Computers — Memory Devices	0.4
Electric Products — Misc.	0.4
Savings & Loans/Thrifts	0.4
Instruments — Scientific	0.4
Brewery	0.4
Aerospace/Defense — Equipment	0.4
Steel — Producers	0.4
Commercial Services — Finance	0.4
Food — Meat Products	0.3
Retail — Discount	0.3
Electric — Generation	0.3
Retail — Restaurants	0.3
E-Commerce/Services	0.3
Web Portals/ISP	0.3

Food — Retail	0.3
Retail — Apparel/Shoe	0.3
Real Estate Operations & Development	0.3
Finance — Investment Banker/Broker	0.3
Real Estate Management/Services	0.3
Semiconductor Equipment	0.3
Containers — Metal/Glass	0.3
Networking Products	0.3
Insurance — Reinsurance	0.3
Audio/Video Products	0.3
Medical Labs & Testing Services	0.3
Finance — Other Services	0.3
Office Automation & Equipment	0.3
Retail — Automobile	0.3
Finance — Consumer Loans	0.3
Oil & Gas Drilling	0.2
Security Services	0.2
Diversified Minerals	0.2
Casino Hotels	0.2
Finance — Leasing Companies	0.2
Distribution/Wholesale	0.2
Machinery — Electrical	0.2
Finance — Credit Card	0.2
Machinery — General Industrial	0.2
Medical — Hospitals	0.2
Telecom Services	0.2
Software Tools	0.2
Medical Instruments	0.2
Internet Content — Entertainment	0.2
Agricultural Chemicals	0.2
Coal	0.2
Disposable Medical Products	0.2
Retail — Drug Store	0.2
Retail — Auto Parts	0.2
Telecommunication Equipment	0.2
Food — Confectionery	0.2
Cellular Telecom	0.2
Rubber — Tires	0.2
Metal Processors & Fabrication	0.2
Industrial Automated/Robotic	0.2
Machinery — Farming	0.2
Machinery — Construction & Mining	0.2
Advertising Services	0.2
Internet Security	0.2
Apparel Manufacturers	0.2
Municipal Bonds & Notes	0.2
Hotels/Motels	0.2
Metal — Copper	0.2
Data Processing/Management	0.2
Alternative Waste Technology	0.2
Electronics — Military	0.2
Sovereign	0.1
Schools	0.1
Medical — Generic Drugs	0.1
Electronic Measurement Instruments	0.1
Chemicals — Specialty	0.1
Finance — Auto Loans	0.1
Office Supplies & Forms	0.1
Banks — Fiduciary	0.1
Independent Power Producers	0.1
Special Purpose Entities	0.1
Airlines	0.1
Photo Equipment & Supplies	0.1
Finance — Commercial	0.1
Human Resources	0.1
Agricultural Operations	0.1
Cruise Lines	0.1
Tools — Hand Held	0.1
Medical — Wholesale Drug Distribution	0.1

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited) — (continued)

Industry Allocation* (continued)

Insurance — Mutual	0.1%
Printing — Commercial	0.1
Footwear & Related Apparel	0.1
Food — Wholesale/Distribution	0.1
SupraNational Banks	0.1
Marine Services	0.1
Textile — Products	0.1
United States Treasury Bonds	0.1
Commercial Services	0.1
Publishing — Periodicals	0.1
Toys	0.1
Containers — Paper/Plastic	0.1
Building Products — Doors & Windows	0.1
Building Products — Cement	0.1
Soap & Cleaning Preparation	0.1
Building & Construction — Misc.	0.1
Publishing — Newspapers	0.1
Food — Dairy Products	0.1
Petrochemicals	0.1
Specified Purpose Acquisitions	0.1
Transport — Truck	0.1
Building — Maintenance & Services	0.1
E-Commerce/Products	0.1
Oil Field Machinery & Equipment	0.1
Filtration/Separation Products	0.1
Wireless Equipment	0.1
Building Products — Wood	0.1
Wire & Cable Products	0.1
Regional Authority	0.1
Transactional Software	0.1
Electric — Distribution	0.1
Therapeutics	0.1
Retail — Major Department Stores	0.1
Retail — Music Store	0.1
Transport — Equipment & Leasing	0.1
Investment Companies	0.1
Appliances	0.1
Entertainment Software	0.1
Medical — Outpatient/Home Medical	0.1
Computers — Periphery Equipment	0.1
Consulting Services	0.1
Metal — Iron	0.1

99.8%

*	Calculated as a percentage of net assets

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 66.2%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	2,282	$43,632
Omnicom Group, Inc.	12,631	898,695

		942,327

Advertising Services — 0.2%
Dentsu, Inc.	4,600	181,424
Hakuhodo DY Holdings, Inc.	1,200	10,857
Publicis Groupe SA	785	67,714
Sizmek, Inc.†	422	4,110

		264,105

Aerospace/Defense — 1.5%
Aerovironment, Inc.†	357	11,467
BAE Systems PLC	13,866	98,338
Boeing Co.	13,466	1,821,276
Cubic Corp.	377	18,341
Lockheed Martin Corp.	1,647	269,531
National Presto Industries, Inc.	84	5,913
Northrop Grumman Corp.	2,093	254,404
Raytheon Co.	1,105	107,815
Rolls-Royce Holdings PLC	2,820	49,159
Teledyne Technologies, Inc.†	680	64,444

		2,700,688

Aerospace/Defense - Equipment — 0.3%
AAR Corp.	715	17,375
Airbus Group NV	1,049	75,229
Curtiss-Wright Corp.	867	57,768
GenCorp, Inc.†	1,053	19,596
IHI Corp.	44,000	184,558
Kaman Corp.	476	20,244
Moog, Inc., Class A†	819	59,017
Orbital Sciences Corp.†	1,093	28,615
United Technologies Corp.	294	34,169

		496,571

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,422	345,987

Agricultural Operations — 0.1%
Andersons, Inc.	478	24,349
Archer-Daniels-Midland Co.	3,985	179,086

		203,435

Airlines — 0.0%
Allegiant Travel Co.	265	30,475
ANA Holdings, Inc.	4,000	8,723
easyJet PLC†	258	6,617
SkyWest, Inc.	899	10,284

		56,099

Airport Development/Maintenance — 0.0%
Aeroports de Paris	436	56,759

Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†	958	20,549
Darling Ingredients, Inc.†	2,966	59,290

		79,839

Apparel Manufacturers — 0.2%
Burberry Group PLC	3,852	98,982
Christian Dior SA	429	89,765
G-III Apparel Group, Ltd.†	298	21,849
Michael Kors Holdings, Ltd.†	589	55,590
Oxford Industries, Inc.	253	16,174
Quiksilver, Inc.†	2,338	13,888

		296,248

Security Description	Shares	Value (Note 2)

Appliances — 0.1%
iRobot Corp.†	524	$18,513
Whirlpool Corp.	452	64,885

		83,398

Applications Software — 1.0%
Dealertrack Technologies, Inc.†	783	31,093
Ebix, Inc.	547	8,555
Epiq Systems, Inc.	545	6,573
Intuit, Inc.	4,585	363,545
Microsoft Corp.	32,993	1,350,733
Progress Software Corp.†	903	19,613
Tangoe, Inc.†	597	8,931

		1,789,043

Athletic Footwear — 0.0%
Adidas AG	454	48,730

Audio/Video Products — 0.3%
Daktronics, Inc.	693	8,600
DTS, Inc.†	302	5,469
Panasonic Corp.	22,600	242,651
Sony Corp.	10,800	172,609
Universal Electronics, Inc.†	281	12,780
VOXX International Corp.†	346	2,998

		445,107

Auto Repair Centers — 0.0%
Monro Muffler Brake, Inc.	539	29,111

Auto - Cars/Light Trucks — 1.4%
Bayerische Motoren Werke AG	1,126	141,350
Daimler AG	268	25,463
Fiat SpA†	204	2,131
Fuji Heavy Industries, Ltd.	8,000	211,788
Honda Motor Co., Ltd.	12,400	434,000
Isuzu Motors, Ltd.	19,000	115,904
Nissan Motor Co., Ltd.	12,200	110,136
Suzuki Motor Corp.	5,500	163,433
Toyota Motor Corp.	20,900	1,182,759

		2,386,964

Auto/Truck Parts & Equipment - Original — 0.5%
Aisin Seiki Co., Ltd.	4,200	152,446
Delphi Automotive PLC	3,294	227,484
Denso Corp.	3,800	174,061
GKN PLC	5,637	37,096
Spartan Motors, Inc.	538	2,658
Sumitomo Electric Industries, Ltd.	7,900	106,161
Superior Industries International, Inc.	396	7,880
Titan International, Inc.	967	15,288
Toyota Industries Corp.	4,400	204,440

		927,514

Auto/Truck Parts & Equipment - Replacement — 0.0%
Dorman Products, Inc.†	547	29,062
Standard Motor Products, Inc.	361	14,989

		44,051

Banks - Commercial — 1.7%
Banco Bilbao Vizcaya Argentaria SA	5,376	68,915
Banco de Sabadell SA	6,557	21,666
Banco Espirito Santo SA	2,587	3,509
Banco Popular Espanol SA	3,078	21,738
Banco Santander SA	8,524	87,425
Bank of Kyoto, Ltd.	19,000	157,525
Bank of the Ozarks, Inc.	582	34,361
Bank of Yokohama, Ltd.	23,000	128,104

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Bankia SA†	3,811	$7,746
Banner Corp.	353	13,474
BBCN Bancorp, Inc.	1,434	21,868
CaixaBank SA	2,029	12,341
Cardinal Financial Corp.	544	9,449
Chiba Bank, Ltd.	19,000	123,369
City Holding Co.	283	12,228
Columbia Banking System, Inc.	926	22,937
Community Bank System, Inc.	732	25,993
CVB Financial Corp.	1,699	24,771
Danske Bank A/S	1,959	55,064
Erste Group Bank AG	592	20,570
First BanCorp†	1,743	8,488
First Commonwealth Financial Corp.	1,701	14,629
First Financial Bancorp	1,038	16,878
First Financial Bankshares, Inc.	549	32,655
First Midwest Bancorp, Inc.	1,359	21,744
FNB Corp.	2,991	36,610
Glacier Bancorp, Inc.	1,344	35,307
Hanmi Financial Corp.	557	11,870
Home BancShares, Inc.	858	26,178
Independent Bank Corp.	429	15,530
Intesa Sanpaolo SpA	25,965	86,999
Joyo Bank, Ltd.	32,000	157,171
KBC Groep NV†	96	5,715
MB Financial, Inc.	993	26,652
Mizuho Financial Group, Inc.	146,800	285,525
National Penn Bancshares, Inc.	2,045	21,023
NBT Bancorp, Inc.	792	17,994
Old National Bancorp	1,865	25,233
Pinnacle Financial Partners, Inc.	600	20,712
PrivateBancorp, Inc.	1,179	31,491
Raiffeisen Bank International AG	121	4,053
Regions Financial Corp.	21,953	223,701
Resona Holdings, Inc.	900	4,703
S&T Bancorp, Inc.	537	13,033
Shizuoka Bank, Ltd.	11,000	103,193
Simmons First National Corp., Class A	284	11,539
Sumitomo Mitsui Financial Group, Inc.	9,300	375,015
Sumitomo Mitsui Trust Holdings, Inc.	28,000	113,045
Susquehanna Bancshares, Inc.	3,384	33,434
Svenska Handelsbanken AB, Class A	637	32,374
Swedbank AB, Class A	4,592	122,142
Taylor Capital Group, Inc.†	275	5,827
Texas Capital Bancshares, Inc.†	772	39,526
Tompkins Financial Corp.	213	9,830
TrustCo Bank Corp.	1,707	10,976
UMB Financial Corp.	678	37,426
Unione di Banche Italiane SCpA	1,327	12,219
United Bankshares, Inc.	1,129	34,209
United Community Banks, Inc.†	698	10,707
ViewPoint Financial Group, Inc.	649	16,128
Wilshire Bancorp, Inc.	1,190	12,007
Wintrust Financial Corp.	834	36,346

		3,032,890

Banks - Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	1,400	17,696

Banks - Super Regional — 2.6%
Capital One Financial Corp.	14,207	1,120,790
Comerica, Inc.	1,226	58,811
Fifth Third Bancorp	18,692	386,738
Huntington Bancshares, Inc.	7,968	73,863
KeyCorp	12,777	174,917

Security Description	Shares	Value (Note 2)

Banks - Super Regional (continued)
SunTrust Banks, Inc.	2,857	$109,480
US Bancorp	2,476	104,463
Wells Fargo & Co.	49,476	2,512,391

		4,541,453

Batteries/Battery Systems — 0.0%
EnerSys, Inc.	852	58,822

Beverages - Non-alcoholic — 0.4%
Coca-Cola HBC AG CDI	3,213	73,891
Coca-Cola West Co., Ltd.	400	6,672
Dr Pepper Snapple Group, Inc.	684	39,467
Monster Beverage Corp.†	2,991	207,515
PepsiCo, Inc.	4,631	409,056

		736,601

Brewery — 0.3%
Anheuser-Busch InBev NV	639	70,128
Asahi Group Holdings, Ltd.	4,800	135,277
Boston Beer Co., Inc., Class A†	160	34,306
Carlsberg A/S, Class B	690	71,706
Heineken Holding NV	150	9,899
Kirin Holdings Co., Ltd.	11,000	155,491

		476,807

Building & Construction Products - Misc. — 0.0%
Drew Industries, Inc.	399	19,359
Gibraltar Industries, Inc.†	498	7,898
Imerys SA	30	2,514
Quanex Building Products Corp.	677	12,051
Simpson Manufacturing Co., Inc.	742	24,679

		66,501

Building & Construction - Misc. — 0.1%
Aegion Corp.†	663	15,892
Bouygues SA	427	19,822
Dycom Industries, Inc.†	592	17,612
Ferrovial SA	1,453	31,453
Hochtief AG	104	9,463

		94,242

Building Products - Air & Heating — 0.0%
AAON, Inc.	504	15,725
Comfort Systems USA, Inc.	651	10,741

		26,466

Building Products - Cement — 0.1%
Headwaters, Inc.†	1,283	16,589
Taiheiyo Cement Corp.	8,000	30,177
Texas Industries, Inc.†	387	33,239

		80,005

Building Products - Doors & Windows — 0.1%
Apogee Enterprises, Inc.	505	15,201
Asahi Glass Co., Ltd.	19,000	105,639
Griffon Corp.	774	9,048
PGT, Inc.†	563	4,847

		134,735

Building Products - Wood — 0.1%
Boise Cascade Co.†	549	14,362
Masco Corp.	3,220	68,586
Universal Forest Products, Inc.	360	17,478

		100,426

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building - Heavy Construction — 0.0%
ACS Actividades de Construccion y Servicios SA	656	$29,147
Orion Marine Group, Inc.†	494	5,587

		34,734

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	938	25,579
Babcock International Group PLC	4,542	92,426

		118,005

Building - Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	481	11,910

Building - Residential/Commercial — 0.8%
D.R. Horton, Inc.	39,075	925,296
Daiwa House Industry Co., Ltd.	6,000	112,279
M/I Homes, Inc.†	442	10,082
Meritage Homes Corp.†	663	26,593
Persimmon PLC	919	20,611
PulteGroup, Inc.	943	18,445
Ryland Group, Inc.	841	31,706
Sekisui Chemical Co., Ltd.	13,000	140,599
Sekisui House, Ltd.	11,000	144,686
Standard Pacific Corp.†	2,708	21,745

		1,452,042

Cable/Satellite TV — 0.5%
British Sky Broadcasting Group PLC	7,675	113,532
Cablevision Systems Corp., Class A	1,920	33,850
Comcast Corp., Class A	11,996	626,191
Time Warner Cable, Inc.	1,277	180,261

		953,834

Casino Hotels — 0.0%
Boyd Gaming Corp.†	1,363	14,925
Monarch Casino & Resort, Inc.†	153	2,504

		17,429

Casino Services — 0.0%
Multimedia Games Holding Co., Inc.†	519	14,921
Scientific Games Corp., Class A†	863	7,724

		22,645

Cellular Telecom — 0.1%
NTELOS Holdings Corp.	258	3,233
NTT DOCOMO, Inc.	9,100	151,071
Vodafone Group PLC	19,714	69,228

		223,532

Chemicals - Diversified — 2.1%
Aceto Corp.	477	8,314
Akzo Nobel NV	966	72,398
Arkema SA	524	53,579
Asahi Kasei Corp.	27,000	201,572
BASF SE†	1,966	226,376
Croda International PLC	2,083	91,932
Dow Chemical Co.	12,341	643,213
E.I. du Pont de Nemours & Co.	19,709	1,366,031
Innophos Holdings, Inc.	403	21,157
K+S AG	316	10,984
Kuraray Co., Ltd.	13,300	159,522
LyondellBasell Industries NV, Class A	4,729	470,866
Mitsubishi Chemical Holdings Corp.	27,500	113,728
Nitto Denko Corp.	200	9,222
PPG Industries, Inc.	428	86,289
Shin-Etsu Chemical Co., Ltd.	3,200	190,145

		3,725,328

Security Description	Shares	Value (Note 2)

Chemicals - Other — 0.0%
American Vanguard Corp.	452	$6,879

Chemicals - Plastics — 0.0%
A. Schulman, Inc.	526	18,520

Chemicals - Specialty — 0.1%
Balchem Corp.	547	30,162
Brenntag AG	129	24,100
H.B. Fuller Co.	904	43,238
Hawkins, Inc.	167	6,030
Kraton Performance Polymers, Inc.†	588	14,623
Lonza Group AG	41	4,407
OM Group, Inc.	561	17,279
Quaker Chemical Corp.	231	17,101
Stepan Co.	343	18,357
Zep, Inc.	382	6,685

		181,982

Circuit Boards — 0.0%
Park Electrochemical Corp.	358	9,616
TTM Technologies, Inc.†	924	6,930

		16,546

Coal — 0.0%
Arch Coal, Inc.	3,724	13,258
Cloud Peak Energy, Inc.†	1,069	19,744
SunCoke Energy, Inc.†	1,259	25,281

		58,283

Commercial Services — 0.1%
Edenred	439	13,761
ExlService Holdings, Inc.†	543	15,389
Healthcare Services Group, Inc.	1,266	37,676
Live Nation Entertainment, Inc.†	2,565	60,842
Medifast, Inc.†	205	6,443
TeleTech Holdings, Inc.†	330	8,705

		142,816

Commercial Services - Finance — 0.3%
Alliance Data Systems Corp.†	253	64,781
Cardtronics, Inc.†	789	22,865
Green Dot Corp., Class A†	559	10,269
Heartland Payment Systems, Inc.	663	27,481
MasterCard, Inc., Class A	4,247	324,683
McGraw Hill Financial, Inc.	98	8,014

		458,093

Communications Software — 0.0%
Digi International, Inc.†	470	4,178

Computer Aided Design — 0.0%
Dassault Systemes	294	37,287

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	704	18,128

Computer Services — 0.8%
AtoS	366	32,878
CACI International, Inc., Class A†	424	30,274
CIBER, Inc.†	1,231	5,724
Cognizant Technology Solutions Corp., Class A†	3,572	173,635
Computer Sciences Corp.	1,826	114,837
Engility Holdings, Inc.†	303	11,711
iGATE Corp.†	511	17,819
Insight Enterprises, Inc.†	750	20,385
International Business Machines Corp.	5,145	948,532
j2 Global, Inc.	803	38,030
LivePerson, Inc.†	864	8,225

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Services (continued)
Manhattan Associates, Inc.†	1,380	$44,795
Sykes Enterprises, Inc.†	705	14,227
Virtusa Corp.†	469	16,044

		1,477,116

Computer Software — 0.0%
Blackbaud, Inc.	832	28,496

Computers — 2.1%
Apple, Inc.	5,239	3,316,287
Hewlett-Packard Co.	11,551	386,958

		3,703,245

Computers - Integrated Systems — 0.0%
Agilysys, Inc.†	273	3,961
Mercury Systems, Inc.†	584	6,844
MTS Systems Corp.	269	17,808
NetScout Systems, Inc.†	672	26,121
Super Micro Computer, Inc.†	600	12,900

		67,634

Computers - Memory Devices — 0.4%
EMC Corp.	12,683	336,860
NetApp, Inc.	2,951	109,216
SanDisk Corp.	1,077	104,071
Western Digital Corp.	887	77,923

		628,070

Computers - Periphery Equipment — 0.1%
Electronics for Imaging, Inc.†	848	34,505
Synaptics, Inc.†	642	43,707

		78,212

Consulting Services — 0.1%
Forrester Research, Inc.	225	8,510
MAXIMUS, Inc.	1,225	54,733
Navigant Consulting, Inc.†	886	14,911

		78,154

Consumer Products - Misc. — 0.3%
Blyth, Inc.	159	1,388
Central Garden and Pet Co., Class A†	745	5,930
Clorox Co.	1,547	138,642
Helen of Troy, Ltd.†	482	27,937
Kimberly-Clark Corp.	3,552	399,067
WD-40 Co.	252	18,187

		591,151

Containers - Metal/Glass — 0.2%
Ball Corp.	4,635	279,769

Cosmetics & Toiletries — 0.5%
Avon Products, Inc.	3,335	47,657
Beiersdorf AG	231	23,327
Inter Parfums, Inc.	297	8,871
Kao Corp.	5,300	209,449
L’Oreal SA	82	14,308
Procter & Gamble Co.	6,185	499,686
Shiseido Co., Ltd.	5,800	97,483

		900,781

Cruise Lines — 0.0%
Carnival PLC	1,019	41,420

Data Processing/Management — 0.2%
CSG Systems International, Inc.	617	16,209
Dun & Bradstreet Corp.	616	63,602

Security Description	Shares	Value (Note 2)

Data Processing/Management (continued)
Fidelity National Information Services, Inc.	2,465	$133,480
Paychex, Inc.	976	40,123

		253,414

Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	285	14,447

Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	1,309	10,812

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	750	15,308

Dialysis Centers — 0.0%
Fresenius SE & Co. KGaA	388	57,888

Direct Marketing — 0.0%
Harte-Hanks, Inc.	737	5,240

Disposable Medical Products — 0.2%
C.R. Bard, Inc.	2,141	316,675
ICU Medical, Inc.†	242	14,537
Merit Medical Systems, Inc.†	706	9,905

		341,117

Distribution/Wholesale — 0.2%
Fossil Group, Inc.†	981	102,770
Genuine Parts Co.	2,214	191,135
MWI Veterinary Supply, Inc.†	232	32,366
Pool Corp.	806	46,530
ScanSource, Inc.†	515	19,107
United Stationers, Inc.	715	28,478

		420,386

Diversified Banking Institutions — 2.9%
Bank of America Corp.	71,260	1,078,876
Barclays PLC	15,409	63,797
BNP Paribas SA	2,281	159,727
Citigroup, Inc.	7,400	352,018
Credit Suisse Group AG	821	24,405
Deutsche Bank AG	1,076	43,584
HSBC Holdings PLC	27,528	290,328
JPMorgan Chase & Co.	20,355	1,131,127
Lloyds Banking Group PLC†	32,343	42,211
Mitsubishi UFJ Financial Group, Inc.	89,900	506,019
Morgan Stanley	43,888	1,354,384
Natixis	1,330	9,065
Societe Generale SA	1,254	72,247

		5,127,788

Diversified Manufacturing Operations — 1.5%
3M Co.	1,478	210,689
Actuant Corp., Class A	1,314	46,686
AZZ, Inc.	461	20,519
Barnes Group, Inc.	852	31,848
Danaher Corp.	3,000	235,290
Dover Corp.	11,491	1,001,785
EnPro Industries, Inc.†	410	30,090
Fabrinet†	472	8,977
Federal Signal Corp.	1,134	15,559
General Electric Co.	19,082	511,207
Illinois Tool Works, Inc.	5,460	472,563
Koppers Holdings, Inc.	372	13,519
LSB Industries, Inc.†	346	13,203
Lydall, Inc.†	304	8,387
Pentair PLC†	204	15,227
Siemens AG	153	20,326

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Standex International Corp.	231	$17,057
Tredegar Corp.	442	9,393

		2,682,325

Diversified Minerals — 0.1%
Anglo American PLC	391	9,552
BHP Billiton PLC	5,536	173,340
US Silica Holdings, Inc.	967	48,901

		231,793

Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	320	28,186
Viad Corp.	346	7,937

		36,123

E-Commerce/Products — 0.1%
Blue Nile, Inc.†	203	6,257
eBay, Inc.†	1,736	88,067
FTD Cos., Inc.†	342	10,222
Stamps.com, Inc.†	257	8,306

		112,852

E-Commerce/Services — 0.2%
Dena Co., Ltd.	900	11,750
OpenTable, Inc.†	423	28,658
Priceline Group, Inc.†	223	285,134
TripAdvisor, Inc.†	268	26,042

		351,584

E-Marketing/Info — 0.0%
comScore, Inc.†	583	18,207
Liquidity Services, Inc.†	472	7,259
QuinStreet, Inc.†	448	2,491

		27,957

E-Services/Consulting — 0.0%
Perficient, Inc.†	613	10,813

Electric Products - Misc. — 0.4%
Emerson Electric Co.	5,175	345,328
Hitachi, Ltd.	42,000	282,200
Littelfuse, Inc.	405	35,502

		663,030

Electric - Generation — 0.2%
AES Corp.	28,787	405,897

Electric - Integrated — 0.7%
ALLETE, Inc.	687	34,123
Avista Corp.	1,085	33,971
E.ON SE	3,390	66,012
Edison International	2,786	153,620
El Paso Electric Co.	730	27,820
Electricite de France SA	543	19,064
Enel SpA	14,435	81,699
Exelon Corp.	11,487	423,066
GDF Suez	2,809	78,439
Iberdrola SA	2,284	16,436
Kansai Electric Power Co., Inc.†	8,400	77,481
NorthWestern Corp.	700	33,600
RWE AG	200	8,029
UIL Holdings Corp.	1,019	37,673
UNS Energy Corp.	752	45,549

		1,136,582

Electronic Components - Misc. — 0.9%
Bel Fuse, Inc., Class B	159	4,363
Benchmark Electronics, Inc.†	947	21,961

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. (continued)
CTS Corp.	591	$10,348
Garmin, Ltd.	1,288	75,876
Hoya Corp.	8,200	253,813
Jabil Circuit, Inc.	24,378	458,794
Koninklijke Philips NV	2,767	87,393
Kyocera Corp.	3,400	151,197
Methode Electronics, Inc.	623	19,406
Murata Manufacturing Co., Ltd.	2,100	177,881
NEC Corp.	16,000	49,352
Nippon Electric Glass Co., Ltd.	2,000	10,000
OSI Systems, Inc.†	338	19,249
Plexus Corp.†	613	25,599
Rogers Corp.†	323	20,110
Sanmina Corp.†	1,477	30,057
Toshiba Corp.	40,000	163,851

		1,579,250

Electronic Components - Semiconductors — 0.6%
ARM Holdings PLC	2,093	32,276
Broadcom Corp., Class A	7,618	242,786
Ceva, Inc.†	397	6,213
Diodes, Inc.†	658	18,207
DSP Group, Inc.†	388	3,255
Entropic Communications, Inc.†	1,526	5,020
GT Advanced Technologies, Inc.†	2,443	41,189
Intel Corp.	632	17,266
Kopin Corp.†	1,056	3,358
Microsemi Corp.†	1,711	41,629
Monolithic Power Systems, Inc.†	635	24,949
NVIDIA Corp.	5,094	96,786
QLogic Corp.†	1,522	15,129
Rubicon Technology, Inc.†	400	3,396
Texas Instruments, Inc.	10,807	507,713

		1,059,172

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	348	19,815
Analogic Corp.	218	14,894
Badger Meter, Inc.	260	12,878
ESCO Technologies, Inc.	478	16,071
FARO Technologies, Inc.†	310	13,181
Keyence Corp.	400	155,383
Measurement Specialties, Inc.†	274	17,407

		249,629

Electronic Security Devices — 0.0%
American Science & Engineering, Inc.	138	9,260
Taser International, Inc.†	904	11,996

		21,256

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	653	79,124

Energy - Alternate Sources — 0.0%
FutureFuel Corp.	381	6,546
Green Plains, Inc.	547	15,983

		22,529

Engineering/R&D Services — 0.6%
ABB, Ltd.	3,004	71,352
EMCOR Group, Inc.	1,208	53,780
Exponent, Inc.	236	16,692
Fluor Corp.	1,898	142,502
Foster Wheeler AG	24,692	836,071

		1,120,397

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	823	$16,937

Enterprise Software/Service — 0.5%
CA, Inc.	4,613	132,347
Digital River, Inc.†	494	7,776
ManTech International Corp., Class A	435	12,828
MicroStrategy, Inc., Class A†	159	22,438
Omnicell, Inc.†	643	17,059
Oracle Corp.	15,124	635,510
SYNNEX Corp.†	477	31,534
Tyler Technologies, Inc.†	523	40,862

		900,354

Entertainment Software — 0.1%
Electronic Arts, Inc.†	1,310	46,020
Take-Two Interactive Software, Inc.†	1,681	34,679

		80,699

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.	1,173	31,214

Filtration/Separation Products — 0.1%
Alfa Laval AB	4,122	107,978

Finance - Consumer Loans — 0.1%
Encore Capital Group, Inc.†	410	17,749
Portfolio Recovery Associates, Inc.†	901	50,267
World Acceptance Corp.†	177	13,981

		81,997

Finance - Credit Card — 0.2%
Credit Saison Co., Ltd.	800	14,389
Visa, Inc., Class A	1,812	389,272

		403,661

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	420	10,588
Daiwa Securities Group, Inc.	19,000	153,232
Evercore Partners, Inc., Class A	626	34,455
FXCM, Inc., Class A	685	9,165
Interactive Brokers Group, Inc., Class A	877	20,189
Investment Technology Group, Inc.†	637	12,186
Nomura Holdings, Inc.	30,200	198,466
Piper Jaffray Cos.†	279	12,284
Stifel Financial Corp.†	1,095	49,494
SWS Group, Inc.†	483	3,468

		503,527

Finance - Leasing Companies — 0.1%
ORIX Corp.	11,800	187,084

Finance - Other Services — 0.1%
CME Group, Inc.	580	41,760
Higher One Holdings, Inc.†	569	2,139
MarketAxess Holdings, Inc.	682	36,385
Outerwall, Inc.†	363	25,675
WageWorks, Inc.†	541	21,900

		127,859

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	340	20,611

Food - Baking — 0.0%
Aryzta AG	129	12,028

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	120	3,662
TreeHouse Foods, Inc.†	659	49,392

		53,054

Security Description	Shares	Value (Note 2)

Food - Confectionery — 0.2%
Hershey Co.	2,663	$259,216
Lindt & Spruengli AG (Participation Certificate)	13	64,427

		323,643

Food - Meat Products — 0.3%
Hormel Foods Corp.	9,755	480,044
Nippon Meat Packers, Inc.	1,000	19,450
Tyson Foods, Inc., Class A	2,048	86,958

		586,452

Food - Misc./Diversified — 2.1%
Ajinomoto Co., Inc.	11,000	171,808
Annie’s, Inc.†	307	10,045
Associated British Foods PLC	1,731	87,567
B&G Foods, Inc.	969	33,198
Cal-Maine Foods, Inc.	270	18,835
Calbee, Inc.	800	22,523
Danone SA	1,220	90,852
Diamond Foods, Inc.†	396	12,652
General Mills, Inc.	4,541	249,437
J&J Snack Foods Corp.	264	24,729
Kellogg Co.	10,296	710,218
Kerry Group PLC, Class A	419	31,899
Kraft Foods Group, Inc.	15,366	913,662
Mondelez International, Inc., Class A	23,875	898,178
Nestle SA	2,307	180,979
Snyder’s-Lance, Inc.	884	24,027
Tate & Lyle PLC	8,622	100,081
Unilever NV CVA	1,081	46,800
Unilever PLC	585	26,280

		3,653,770

Food - Retail — 0.3%
Carrefour SA	2,710	98,523
Casino Guichard Perrachon SA	257	33,092
Colruyt SA	879	49,252
Koninklijke Ahold NV	2,690	48,880
Metro AG†	208	8,682
Nutrisystem, Inc.	512	8,448
Seven & I Holdings Co., Ltd.	5,900	235,768

		482,645

Food - Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	233	7,286
SpartanNash Co.	681	16,535
Sysco Corp.	3,621	135,896

		159,717

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	1,598	23,858
Iconix Brand Group, Inc.†	876	36,740
Skechers U.S.A., Inc., Class A†	716	31,862
Steven Madden, Ltd.†	1,050	33,453
Wolverine World Wide, Inc.	1,820	47,083

		172,996

Forestry — 0.0%
Deltic Timber Corp.	196	12,007

Funeral Services & Related Items — 0.0%
Matthews International Corp., Class A	490	20,090

Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	1,069	26,383

Garden Products — 0.0%
Toro Co.	1,019	65,807

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Gas - Distribution — 0.7%
AGL Resources, Inc.	4,376	$233,591
CenterPoint Energy, Inc.	14,172	341,829
Enagas SA	1,114	32,785
Gas Natural SDG SA	1,430	41,218
Laclede Group, Inc.	550	25,674
New Jersey Resources Corp.	761	41,863
Northwest Natural Gas Co.	489	22,137
Osaka Gas Co., Ltd.	44,000	175,049
Piedmont Natural Gas Co., Inc.	1,407	50,357
South Jersey Industries, Inc.	591	33,994
Southwest Gas Corp.	839	43,930
Tokyo Gas Co., Ltd.	32,000	181,061

		1,223,488

Gas - Transportation — 0.0%
Snam SpA	8,506	49,928

Gold Mining — 0.0%
Randgold Resources, Ltd.	47	3,433

Golf — 0.0%
Callaway Golf Co.	1,396	11,196

Health Care Cost Containment — 0.0%
Corvel Corp.†	204	9,633

Home Furnishings — 0.0%
American Woodmark Corp.†	219	6,038
Ethan Allen Interiors, Inc.	470	11,017
La-Z-Boy, Inc.	945	23,077
Select Comfort Corp.†	952	17,650

		57,782

Hotels/Motels — 0.2%
Accor SA	960	50,794
Marcus Corp.	322	5,410
Starwood Hotels & Resorts Worldwide, Inc.	2,194	175,191
Wyndham Worldwide Corp.	731	54,043

		285,438

Human Resources — 0.1%
Adecco SA	853	71,203
AMN Healthcare Services, Inc.†	797	8,926
CDI Corp.	238	3,315
Cross Country Healthcare, Inc.†	516	2,977
Heidrick & Struggles International, Inc.	262	4,894
Insperity, Inc.	399	12,776
Kelly Services, Inc., Class A	493	8,756
Korn/Ferry International†	898	27,272
Monster Worldwide, Inc.†	1,678	9,498
On Assignment, Inc.†	839	29,575
Resources Connection, Inc.	697	8,643
TrueBlue, Inc.†	720	19,591

		207,426

Identification Systems — 0.0%
Brady Corp., Class A	847	22,979
Checkpoint Systems, Inc.†	748	9,724

		32,703

Import/Export — 0.6%
ITOCHU Corp.	15,000	177,259
Marubeni Corp.	23,000	156,798
Mitsubishi Corp.	11,600	228,924
Mitsui & Co., Ltd.	15,000	227,210
Sumitomo Corp.	13,700	179,257

		969,448

Security Description	Shares	Value (Note 2)

Industrial Automated/Robotic — 0.2%
Cognex Corp.†	1,490	$53,640
FANUC Corp.	1,500	255,206

		308,846

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	516	28,772

Instruments - Scientific — 0.4%
PerkinElmer, Inc.	14,693	660,744

Insurance Brokers — 0.0%
eHealth, Inc.†	327	12,040

Insurance - Life/Health — 0.5%
Aflac, Inc.	3,868	236,838
Dai-ichi Life Insurance Co., Ltd.	9,300	137,764
Legal & General Group PLC	15,423	59,511
Principal Financial Group, Inc.	2,381	111,360
Prudential Financial, Inc.	2,682	220,353
Unum Group	2,491	84,470

		850,296

Insurance - Multi-line — 0.6%
ACE, Ltd.	2,905	301,277
Aegon NV	4,786	41,519
Allstate Corp.	4,742	276,269
Assicurazioni Generali SpA	2,520	57,058
AXA SA	4,321	106,671
Baloise Holding AG	783	93,995
CNP Assurances	1,162	25,058
Horace Mann Educators Corp.	732	21,382
Loews Corp.	397	17,123
Mapfre SA	2,940	12,007
United Fire Group, Inc.	371	10,295

		962,654

Insurance - Property/Casualty — 0.6%
Admiral Group PLC	1,313	32,088
AMERISAFE, Inc.	336	12,939
Employers Holdings, Inc.	548	11,525
HCI Group, Inc.	170	6,591
Infinity Property & Casualty Corp.	207	13,250
Meadowbrook Insurance Group, Inc.	817	5,564
MS&AD Insurance Group Holdings, Inc.	5,500	130,206
Navigators Group, Inc.†	192	11,964
NKSJ Holdings, Inc.	5,400	150,012
ProAssurance Corp.	1,082	49,177
Progressive Corp.	7,678	192,180
RLI Corp.	621	27,697
Safety Insurance Group, Inc.	231	11,915
Selective Insurance Group, Inc.	1,014	24,103
Stewart Information Services Corp.	378	12,126
Tokio Marine Holdings, Inc.	6,000	189,548
Tower Group International, Ltd.	667	1,434
Travelers Cos., Inc.	743	69,433
Universal Insurance Holdings, Inc.	502	6,270

		958,022

Insurance - Reinsurance — 0.3%
Berkshire Hathaway, Inc., Class B†	2,426	311,353
Muenchener Rueckversicherungs AG	253	56,077
Swiss Re AG	930	82,718

		450,148

Internet Content - Entertainment — 0.2%
Facebook, Inc., Class A†	5,586	353,594

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Internet Content - Information/News — 0.0%
Dice Holdings, Inc.†	680	$4,801
HealthStream, Inc.†	359	9,237
XO Group, Inc.†	400	4,556

		18,594

Internet Security — 0.2%
Symantec Corp.	6,093	133,985
Trend Micro, Inc.	5,100	157,809
VASCO Data Security International, Inc.†	457	5,096

		296,890

Investment Companies — 0.1%
Pargesa Holding SA (BR)	951	84,746

Investment Management/Advisor Services — 1.1%
Aberdeen Asset Management PLC	5,804	43,302
Ameriprise Financial, Inc.	2,193	246,954
BlackRock, Inc.	1,963	598,519
Calamos Asset Management, Inc., Class A	349	4,345
Financial Engines, Inc.	921	37,485
Franklin Resources, Inc.	2,548	140,675
Legg Mason, Inc.	13,806	674,285
Partners Group Holding AG	172	45,636
Schroders PLC	942	40,832
T. Rowe Price Group, Inc.	1,703	138,846
Virtus Investment Partners, Inc.†	123	22,692

		1,993,571

Lasers - System/Components — 0.0%
Coherent, Inc.†	448	26,871
Electro Scientific Industries, Inc.	459	3,346
II-VI, Inc.†	984	13,245
Newport Corp.†	706	13,082
Rofin-Sinar Technologies, Inc.†	509	11,829

		68,373

Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	360	18,652
UniFirst Corp.	275	27,211

		45,863

Machinery - Construction & Mining — 0.2%
Astec Industries, Inc.	338	13,490
Caterpillar, Inc.	832	85,055
Joy Global, Inc.	434	24,803
Komatsu, Ltd.	8,400	182,935

		306,283

Machinery - Electrical — 0.2%
Franklin Electric Co., Inc.	706	27,040
Fuji Electric Co., Ltd.	2,000	8,782
Mitsubishi Electric Corp.	19,000	220,422
SMC Corp.	600	156,778

		413,022

Machinery - Farming — 0.1%
Kubota Corp.	13,000	177,505
Lindsay Corp.	233	19,639

		197,144

Machinery - General Industrial — 0.2%
Albany International Corp., Class A	495	18,439
Alstom SA	1,051	41,548
Andritz AG	377	22,455
Applied Industrial Technologies, Inc.	758	36,096
DXP Enterprises, Inc.†	191	13,288

Security Description	Shares	Value (Note 2)

Machinery - General Industrial (continued)
Hexagon AB, Class B	2,086	$65,554
Intevac, Inc.†	408	3,007
Kone Oyj, Class B	158	6,504
Mitsubishi Heavy Industries, Ltd.	30,000	174,754
Tennant Co.	334	21,346

		402,991

Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	190	12,080
Medidata Solutions, Inc.†	919	35,538
Quality Systems, Inc.	770	11,989

		59,607

Medical Instruments — 0.2%
Abaxis, Inc.	378	15,619
CONMED Corp.	485	21,776
CryoLife, Inc.	471	4,159
Elekta AB, Series B	2,705	34,964
Integra LifeSciences Holdings Corp.†	427	19,194
Medtronic, Inc.	3,407	207,929
Natus Medical, Inc.†	503	12,399
NuVasive, Inc.†	829	27,639
SurModics, Inc.†	229	4,903
Symmetry Medical, Inc.†	641	5,654

		354,236

Medical Labs & Testing Services — 0.3%
Bio-Reference Labs, Inc.†	446	11,935
Miraca Holdings, Inc.	400	18,802
Quest Diagnostics, Inc.	6,852	410,366

		441,103

Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	342	7,449

Medical Products — 0.5%
ABIOMED, Inc.†	616	14,045
Cantel Medical Corp.	604	20,989
CareFusion Corp.†	1,529	65,640
Covidien PLC	6,371	465,784
Cyberonics, Inc.†	432	26,266
Greatbatch, Inc.†	445	20,786
Haemonetics Corp.†	937	31,914
Hanger, Inc.†	610	18,532
Invacare Corp.	498	8,217
Luminex Corp.†	654	11,111
Sonova Holding AG	85	12,966
Terumo Corp.	4,200	89,033
West Pharmaceutical Services, Inc.	1,270	53,454

		838,737

Medical - Biomedical/Gene — 0.6%
Acorda Therapeutics, Inc.†	746	24,529
Alexion Pharmaceuticals, Inc.†	197	32,765
Biogen Idec, Inc.†	1,354	432,427
Cambrex Corp.†	535	11,497
Celgene Corp.†	336	51,418
Emergent Biosolutions, Inc.†	524	11,366
Gilead Sciences, Inc.†	2,159	175,333
Ligand Pharmaceuticals, Inc.†	372	24,816
Medicines Co.†	1,168	32,587
Momenta Pharmaceuticals, Inc.†	834	10,333
Repligen Corp.†	533	10,255
Spectrum Pharmaceuticals, Inc.†	941	7,330
Vertex Pharmaceuticals, Inc.†	3,539	255,728

		1,080,384

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs — 3.5%
Abbott Laboratories	10,649	$426,066
AbbVie, Inc.	12,672	688,470
Actelion, Ltd.	427	42,438
Akorn, Inc.†	1,295	36,221
Astellas Pharma, Inc.	19,000	243,379
AstraZeneca PLC	2,602	186,824
Bayer AG	1,253	181,222
Bristol-Myers Squibb Co.	12,151	604,391
Chugai Pharmaceutical Co., Ltd.	900	24,065
Daiichi Sankyo Co., Ltd.	9,700	164,271
Eisai Co., Ltd.	4,000	163,654
Eli Lilly & Co.	8,763	524,553
GlaxoSmithKline PLC	3,996	107,236
Grifols SA	259	14,034
Johnson & Johnson	6,165	625,501
Merck & Co., Inc.	1,773	102,586
Merck KGaA	407	69,905
Novartis AG	1,385	124,194
Novo Nordisk A/S	2,870	121,504
Ono Pharmaceutical Co., Ltd.	3,000	229,862
Orion Oyj, Class B	442	13,930
Pfizer, Inc.	28,114	833,018
PharMerica Corp.†	537	14,574
Prestige Brands Holdings, Inc.†	935	31,977
Roche Holding AG	540	158,894
Sanofi	378	40,418
Shire PLC	1,413	80,860
Takeda Pharmaceutical Co., Ltd.	5,500	248,905

		6,102,952

Medical - Generic Drugs — 0.0%
Impax Laboratories, Inc.†	1,171	32,507

Medical - HMO — 0.5%
Centene Corp.†	1,040	77,501
Cigna Corp.	2,189	196,528
Humana, Inc.	2,982	371,140
Magellan Health Services, Inc.†	496	30,201
Molina Healthcare, Inc.†	515	22,191
UnitedHealth Group, Inc.	639	50,884
WellPoint, Inc.	1,316	142,602

		891,047

Medical - Nursing Homes — 0.0%
Ensign Group, Inc.	344	16,134
Kindred Healthcare, Inc.	977	24,249

		40,383

Medical - Outpatient/Home Medical — 0.1%
Air Methods Corp.†	635	30,607
Almost Family, Inc.†	141	2,896
Amedisys, Inc.†	546	7,944
Amsurg Corp.†	587	26,580
Gentiva Health Services, Inc.†	502	6,842
LHC Group, Inc.†	199	4,054

		78,923

Medical - Wholesale Drug Distribution — 0.1%
Alfresa Holdings Corp.	200	12,083
Cardinal Health, Inc.	2,496	176,292

		188,375

Metal Processors & Fabrication — 0.2%
Assa Abloy AB, Class B	523	26,408
CIRCOR International, Inc.	318	24,251
Haynes International, Inc.	224	11,894
Mueller Industries, Inc.	1,023	29,483

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication (continued)
NSK, Ltd.	17,000	$205,403
RTI International Metals, Inc.†	552	14,804

		312,243

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†	309	3,730
Olympic Steel, Inc.	157	3,714

		7,444

Metal - Aluminum — 0.0%
Century Aluminum Co.†	929	12,681
Kaiser Aluminum Corp.	329	22,526

		35,207

Metal - Copper — 0.2%
Antofagasta PLC	6,963	92,029
Freeport-McMoRan Copper & Gold, Inc.	4,954	168,683

		260,712

Metal - Diversified — 0.0%
Glencore PLC	3,183	17,252

Miscellaneous Manufacturing — 0.0%
Hillenbrand, Inc.	1,138	34,470
John Bean Technologies Corp.	478	13,671
Movado Group, Inc.	326	12,482

		60,623

Multimedia — 0.5%
EW Scripps Co., Class A†	522	10,189
Viacom, Inc., Class B	2,035	173,647
Walt Disney Co.	7,089	595,547

		779,383

Networking Products — 0.2%
Anixter International, Inc.	482	49,646
Black Box Corp.	278	6,775
Cisco Systems, Inc.	11,288	277,911
Ixia†	988	11,481
LogMeIn, Inc.†	411	17,496
NETGEAR, Inc.†	659	21,661
Procera Networks, Inc.†	324	3,133

		388,103

Non-Ferrous Metals — 0.0%
Globe Specialty Metals, Inc.	1,155	23,088
Materion Corp.	372	12,682
Mitsubishi Materials Corp.	7,000	21,385

		57,155

Office Automation & Equipment — 0.2%
Canon, Inc.	8,600	281,992

Office Furnishings - Original — 0.0%
Interface, Inc.	1,058	19,298

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,453	175,067

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	818	89,939
Nabors Industries, Ltd.	4,346	113,996

		203,935

Oil Companies - Exploration & Production — 1.2%
Anadarko Petroleum Corp.	2,190	225,263
Approach Resources, Inc.†	640	12,493
BG Group PLC	5,228	106,998
Carrizo Oil & Gas, Inc.†	747	42,923

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
Chesapeake Energy Corp.	4,457	$128,005
Comstock Resources, Inc.	803	21,834
ConocoPhillips	9,358	748,079
Contango Oil & Gas Co.†	268	11,521
Devon Energy Corp.	2,233	165,019
EOG Resources, Inc.	1,115	117,967
EQT Corp.	234	25,010
Forest Oil Corp.†	2,033	5,001
Inpex Corp.	3,900	56,240
Northern Oil and Gas, Inc.†	1,010	15,402
Occidental Petroleum Corp.	2,232	222,508
PDC Energy, Inc.†	644	41,338
Penn Virginia Corp.†	935	14,193
PetroQuest Energy, Inc.†	963	5,894
Pioneer Natural Resources Co.	146	30,683
Stone Energy Corp.†	989	43,902
Swift Energy Co.†	735	7,975

		2,048,248

Oil Companies - Integrated — 2.6%
BP PLC	33,726	284,353
Chevron Corp.	11,235	1,379,546
Eni SpA	6,962	177,373
Exxon Mobil Corp.	18,092	1,818,789
Hess Corp.	3,880	354,244
Marathon Oil Corp.	6,212	227,732
OMV AG	186	7,705
Phillips 66	1,072	90,895
Royal Dutch Shell PLC, Class A	3,392	133,329
Royal Dutch Shell PLC, Class B	793	32,366
Statoil ASA	575	17,621
Total SA	896	62,877

		4,586,830

Oil Field Machinery & Equipment — 0.1%
Flotek Industries, Inc.†	825	23,413
Gulf Island Fabrication, Inc.	207	4,080
National Oilwell Varco, Inc.	986	80,724

		108,217

Oil Refining & Marketing — 0.3%
JX Holdings, Inc.	37,800	196,798
Marathon Petroleum Corp.	2,238	200,055
Neste Oil Oyj	721	14,762
Valero Energy Corp.	2,992	167,701

		579,316

Oil - Field Services — 0.7%
AMEC PLC	4,182	84,679
Baker Hughes, Inc.	5,500	387,860
Basic Energy Services, Inc.†	483	13,138
C&J Energy Services, Inc.†	830	25,406
Exterran Holdings, Inc.	1,059	44,203
Fugro NV CVA	522	30,117
Halliburton Co.	4,486	289,975
Hornbeck Offshore Services, Inc.†	587	26,556
Matrix Service Co.†	476	15,541
Newpark Resources, Inc.†	1,533	17,262
Petrofac, Ltd.	464	9,815
Pioneer Energy Services Corp.†	1,129	17,951
Schlumberger, Ltd.	2,015	209,641
SEACOR Holdings, Inc.†	342	27,387
Tesco Corp.	573	12,205
TETRA Technologies, Inc.†	1,383	15,946

		1,227,682

Security Description	Shares	Value (Note 2)

Optical Supplies — 0.0%
Essilor International SA	186	$19,538

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	377	23,400
International Paper Co.	3,816	181,756
KapStone Paper and Packaging Corp.†	1,452	42,181
Neenah Paper, Inc.	296	14,439
P.H. Glatfelter Co.	759	19,977
Schweitzer-Mauduit International, Inc.	551	22,966
UPM-Kymmene Oyj	370	6,511
Wausau Paper Corp.	867	9,225

		320,455

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	11,644	832,197

Photo Equipment & Supplies — 0.1%
FUJIFILM Holdings Corp.	7,200	185,871
Konica Minolta, Inc.	3,000	25,815

		211,686

Physicians Practice Management — 0.0%
Healthways, Inc.†	634	10,924
IPC The Hospitalist Co., Inc.†	297	12,964

		23,888

Platinum — 0.0%
Stillwater Mining Co.†	2,160	36,310

Poultry — 0.0%
Sanderson Farms, Inc.	367	33,951

Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†	681	13,327
Powell Industries, Inc.	167	10,326
Vicor Corp.†	331	2,449

		26,102

Printing - Commercial — 0.1%
Dai Nippon Printing Co., Ltd.	11,000	110,216

Private Equity — 0.0%
Eurazeo SA	118	10,182

Protection/Safety — 0.0%
Landauer, Inc.	162	7,676

Public Thoroughfares — 0.0%
Abertis Infraestructuras SA	1,593	34,907
Atlantia SpA	399	11,084

		45,991

Publishing - Books — 0.0%
Scholastic Corp.	453	14,442

Publishing - Newspapers — 0.0%
News Corp., Class A†	1,688	28,797

Publishing - Periodicals — 0.0%
Axel Springer SE	139	8,953

Real Estate Investment Trusts — 1.2%
Acadia Realty Trust	1,009	27,838
Agree Realty Corp.	256	7,895
American Assets Trust, Inc.	603	20,683
Apartment Investment & Management Co., Class A	4,137	130,233
Associated Estates Realty Corp.	1,039	17,964
AvalonBay Communities, Inc.	279	39,573
British Land Co. PLC	4,621	55,382
Capstead Mortgage Corp.	1,729	22,771
Cedar Realty Trust, Inc.	1,171	7,190

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
CoreSite Realty Corp.	385	$12,204
Cousins Properties, Inc.	3,332	39,984
Crown Castle International Corp.	429	32,917
DiamondRock Hospitality Co.	3,529	43,830
Digital Realty Trust, Inc.	8,732	502,090
EastGroup Properties, Inc.	558	35,522
EPR Properties	956	51,548
Franklin Street Properties Corp.	1,529	19,143
Geo Group, Inc.	1,301	44,247
Getty Realty Corp.	457	8,930
Government Properties Income Trust	988	25,214
Healthcare Realty Trust, Inc.	1,733	43,204
Inland Real Estate Corp.	1,469	15,601
Japan Retail Fund Investment Corp.	28	61,583
Kite Realty Group Trust	2,292	14,233
LaSalle Hotel Properties	1,877	61,922
Lexington Realty Trust	3,683	41,802
LTC Properties, Inc.	628	24,957
Medical Properties Trust, Inc.	3,074	41,560
Nomura Real Estate Office Fund, Inc.	5	23,305
Parkway Properties, Inc.	1,305	26,061
Pennsylvania Real Estate Investment Trust	1,235	22,168
Post Properties, Inc.	981	50,178
PS Business Parks, Inc.	363	30,561
Public Storage	1,507	259,777
Retail Opportunity Investments Corp.	1,134	17,917
Sabra Health Care REIT, Inc.	829	24,273
Saul Centers, Inc.	217	10,449
Segro PLC	4,804	29,754
Sovran Self Storage, Inc.	587	45,082
Tanger Factory Outlet Centers, Inc.	1,723	61,029
Universal Health Realty Income Trust	217	9,394
Urstadt Biddle Properties, Inc., Class A	439	9,096
Weyerhaeuser Co.	1,168	36,699

		2,105,763

Real Estate Management/Services — 0.3%
Daito Trust Construction Co., Ltd.	1,500	162,451
HFF, Inc., Class A	582	18,810
IMMOFINANZ AG†	4,543	16,151
Mitsubishi Estate Co., Ltd.	11,000	267,004

		464,416

Real Estate Operations & Development — 0.2%
BUWOG AG†	227	4,255
Forestar Group, Inc.†	630	10,974
Mitsui Fudosan Co., Ltd.	6,000	189,843
Sumitomo Realty & Development Co., Ltd.	4,000	171,670

		376,742

Recreational Vehicles — 0.0%
Arctic Cat, Inc.	236	8,803

Research & Development — 0.0%
Albany Molecular Research, Inc.†	335	5,290
PAREXEL International Corp.†	1,022	51,560

		56,850

Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.†	535	30,308

Retail - Apparel/Shoe — 0.3%
Aeropostale, Inc.†	1,327	5,189
Brown Shoe Co., Inc.	720	20,268
Buckle, Inc.	506	22,694
Cato Corp., Class A	486	14,016
Children’s Place Retail Stores, Inc.	402	19,449

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe (continued)
Christopher & Banks Corp.†	639	$4,358
Fast Retailing Co., Ltd.	400	131,984
Finish Line, Inc., Class A	886	25,402
Francesca’s Holdings Corp.†	748	11,474
Gap, Inc.	2,589	106,744
Genesco, Inc.†	431	32,278
Hennes & Mauritz AB, Class B	39	1,648
Jos. A. Bank Clothiers, Inc.†	505	32,800
Men’s Wearhouse, Inc.	814	40,521
Next PLC	607	67,559
Stein Mart, Inc.	500	6,760

		543,144

Retail - Auto Parts — 0.1%
AutoZone, Inc.†	362	192,765
Pep Boys-Manny Moe & Jack†	932	9,497

		202,262

Retail - Automobile — 0.1%
Group 1 Automotive, Inc.	372	29,946
Lithia Motors, Inc., Class A	407	31,921
Sonic Automotive, Inc., Class A	616	16,213

		78,080

Retail - Bedding — 0.0%
Bed Bath & Beyond, Inc.†	403	24,523

Retail - Bookstores — 0.0%
Barnes & Noble, Inc.†	670	12,154

Retail - Building Products — 1.2%
Home Depot, Inc.	22,499	1,805,095
Lowe’s Cos., Inc.	5,200	244,816
Lumber Liquidators Holdings, Inc.†	496	38,529

		2,088,440

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A	1,316	49,811

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,580	43,703

Retail - Convenience Store — 0.0%
Casey’s General Stores, Inc.	695	49,505
FamilyMart Co., Ltd.	300	12,849

		62,354

Retail - Discount — 0.3%
Aeon Co., Ltd.	3,000	36,159
Don Quijote Holdings Co., Ltd.	1,000	58,939
Fred’s, Inc., Class A	618	9,437
Target Corp.	3,969	225,280
Tuesday Morning Corp.†	672	10,860
Wal-Mart Stores, Inc.	2,773	212,883

		553,558

Retail - Drug Store — 0.1%
CVS Caremark Corp.	2,292	179,509

Retail - Hair Salons — 0.0%
Regis Corp.	765	10,526

Retail - Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	361	9,036
Kirkland’s, Inc.†	257	4,562

		13,598

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	442	7,103

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Major Department Stores — 0.1%
Marks & Spencer Group PLC	7,401	$55,726
Marui Group Co., Ltd.	4,000	37,760

		93,486

Retail - Pawn Shops — 0.0%
Cash America International, Inc.	493	23,422
Ezcorp, Inc., Class A†	982	12,000
First Cash Financial Services, Inc.†	522	27,416

		62,838

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.	342	4,549
PetSmart, Inc.	960	55,171

		59,720

Retail - Regional Department Stores — 0.4%
Isetan Mitsukoshi Holdings, Ltd.	8,400	109,827
Kohl’s Corp.	8,962	487,891
Macy’s, Inc.	1,528	91,512
Stage Stores, Inc.	545	10,012

		699,242

Retail - Restaurants — 0.2%
Biglari Holdings, Inc.†	27	11,388
BJ’s Restaurants, Inc.†	450	14,216
Buffalo Wild Wings, Inc.†	340	49,133
Chipotle Mexican Grill, Inc.†	160	87,535
Cracker Barrel Old Country Store, Inc.	430	43,237
DineEquity, Inc.	292	23,182
Jack in the Box, Inc.	748	43,182
Papa John’s International, Inc.	560	24,287
Red Robin Gourmet Burgers, Inc.†	229	16,506
Ruby Tuesday, Inc.†	1,023	8,051
Ruth’s Hospitality Group, Inc.	633	7,754
Sonic Corp.†	948	19,718
Texas Roadhouse, Inc.	1,051	26,569
Yum! Brands, Inc.	150	11,597

		386,355

Retail - Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	291	3,378
Hibbett Sports, Inc.†	456	23,981
Zumiez, Inc.†	380	10,439

		37,798

Retail - Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	551	23,682

Rubber - Tires — 0.2%
Bridgestone Corp.	5,700	205,827
Cie Generale des Etablissements Michelin	176	21,688
Continental AG	111	26,245
Goodyear Tire & Rubber Co.	2,250	59,333

		313,093

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	450	9,563

Savings & Loans/Thrifts — 0.1%
Bank Mutual Corp.	712	4,315
BofI Holding, Inc.†	222	17,056
Brookline Bancorp, Inc.	1,272	11,372
Dime Community Bancshares, Inc.	531	8,029
Northwest Bancshares, Inc.	1,704	22,680
Oritani Financial Corp.	710	10,700
Provident Financial Services, Inc.	969	16,405
Sterling Bancorp	1,383	15,669

		106,226

Security Description	Shares	Value (Note 2)

Schools — 0.0%
American Public Education, Inc.†	303	$10,708
Capella Education Co.	190	10,875
Career Education Corp.†	1,040	4,857
ITT Educational Services, Inc.†	311	5,355
Strayer Education, Inc.†	184	10,054
Universal Technical Institute, Inc.	362	4,109

		45,958

Security Services — 0.1%
ADT Corp.	1,103	35,517
Secom Co., Ltd.	3,000	182,593

		218,110

Seismic Data Collection — 0.0%
CGG SA†	580	7,827
Geospace Technologies Corp.†	237	12,021
ION Geophysical Corp.†	2,305	9,612

		29,460

Semiconductor Components - Integrated Circuits — 1.3%
Cirrus Logic, Inc.†	14,292	316,282
Exar Corp.†	822	8,943
Hittite Microwave Corp.	567	33,340
Micrel, Inc.	813	8,659
Pericom Semiconductor Corp.†	342	3,054
Power Integrations, Inc.	546	27,458
QUALCOMM, Inc.	22,589	1,817,285
TriQuint Semiconductor, Inc.†	2,956	45,995

		2,261,016

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	3,838	77,489
ASML Holding NV	1,037	88,999
Brooks Automation, Inc.	1,203	11,681
Cabot Microelectronics Corp.†	442	19,019
Cohu, Inc.	422	4,541
Kulicke & Soffa Industries, Inc.†	1,333	18,782
MKS Instruments, Inc.	964	27,811
Nanometrics, Inc.†	407	6,984
Rudolph Technologies, Inc.†	575	5,451
Tessera Technologies, Inc.	858	19,297
Tokyo Electron, Ltd.	2,000	120,098
Ultratech, Inc.†	488	12,386
Veeco Instruments, Inc.†	719	23,957

		436,495

Silver Mining — 0.0%
Fresnillo PLC	167	2,256

Software Tools — 0.2%
VMware, Inc., Class A†	3,933	379,534

Steel - Producers — 0.2%
AK Steel Holding Corp.†	2,468	15,104
JFE Holdings, Inc.	7,200	136,574
Nippon Steel & Sumitomo Metal Corp.	76,000	214,263
United States Steel Corp.	1,228	28,293

		394,234

Steel - Specialty — 0.0%
Hitachi Metals, Ltd.	1,000	14,145

Storage/Warehousing — 0.0%
Mobile Mini, Inc.	741	32,271

Sugar — 0.0%
Suedzucker AG	232	4,712

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telecom Equipment - Fiber Optics — 0.0%
Corning, Inc.	424	$9,031
Harmonic, Inc.†	1,725	12,489
Oplink Communications, Inc.†	303	5,109

		26,629

Telecom Services — 0.0%
Cbeyond, Inc.†	522	5,152
Lumos Networks Corp.	301	4,539
USA Mobility, Inc.	391	6,029
Vivendi SA	2,198	57,647

		73,367

Telecommunication Equipment — 0.2%
8x8, Inc.†	1,475	11,092
Alcatel-Lucent†	2,029	8,272
ARRIS Group, Inc.†	2,134	70,657
Comtech Telecommunications Corp.	264	8,625
Harris Corp.	1,303	100,657
Juniper Networks, Inc.†	244	5,968
Knowles Corp.†	4,394	123,955
Nortel Networks Corp.†	62	0

		329,226

Telephone - Integrated — 2.0%
AT&T, Inc.	44,610	1,582,317
Atlantic Tele-Network, Inc.	176	9,824
Belgacom SA	465	15,406
BT Group PLC	14,416	95,931
Cincinnati Bell, Inc.†	3,649	14,414
Deutsche Telekom AG	8,353	140,337
Elisa Oyj	1,013	30,158
General Communication, Inc., Class A†	516	5,851
KDDI Corp.	4,000	237,839
Nippon Telegraph & Telephone Corp.	3,000	178,055
Orange SA	2,652	44,339
SoftBank Corp.	7,600	548,350
TDC A/S	1,901	18,454
Telecom Italia SpA†	28,696	35,635
TeliaSonera AB	9,851	72,970
Verizon Communications, Inc.	10,611	530,126

		3,560,006

Television — 0.0%
ION Media Networks, Inc.(1)(3)	18	6,678
ITV PLC	7,949	24,263

		30,941

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	226	3,826

Textile - Products — 0.1%
Toray Industries, Inc.	23,000	146,405

Therapeutics — 0.1%
Anika Therapeutics, Inc.†	194	9,085
Questcor Pharmaceuticals, Inc.	1,006	90,671

		99,756

Tobacco — 1.2%
Alliance One International, Inc.†	1,306	3,239
Altria Group, Inc.	11,678	485,337
British American Tobacco PLC	1,248	75,319
Japan Tobacco, Inc.	7,800	263,882
Lorillard, Inc.	10,611	659,686
Philip Morris International, Inc.	6,387	565,505

		2,052,968

Security Description	Shares	Value (Note 2)

Tools - Hand Held — 0.0%
Stanley Black & Decker, Inc.	497	$43,438

Toys — 0.1%
JAKKS Pacific, Inc.	354	3,126
Namco Bandai Holdings, Inc.	900	19,609
Nintendo Co., Ltd.	1,000	115,619

		138,354

Transactional Software — 0.1%
Amadeus IT Holding SA, Class A	1,460	64,144
Bottomline Technologies de, Inc.†	673	19,396
Synchronoss Technologies, Inc.†	533	16,923

		100,463

Transport - Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	452	16,539

Transport - Marine — 0.0%
AP Moeller - Maersk A/S, Series B	26	67,716

Transport - Rail — 0.9%
Central Japan Railway Co.	1,100	145,658
East Japan Railway Co.	2,300	175,437
Hankyu Hanshin Holdings, Inc.	4,000	22,201
Keikyu Corp.	17,000	136,434
Keio Corp.	23,000	166,513
Kintetsu Corp.	7,000	24,548
Norfolk Southern Corp.	4,884	492,063
Tobu Railway Co., Ltd.	34,000	168,998
Union Pacific Corp.	1,622	323,216

		1,655,068

Transport - Services — 0.4%
Bristow Group, Inc.	655	49,767
Deutsche Post AG	1,631	60,496
Era Group, Inc.†	329	9,613
Hub Group, Inc., Class A†	629	29,582
Matson, Inc.	775	19,042
Nippon Express Co., Ltd.	3,000	14,705
United Parcel Service, Inc., Class B	4,849	503,714
UTi Worldwide, Inc.	1,634	15,932

		702,851

Transport - Truck — 0.1%
ArcBest Corp.	439	18,776
Forward Air Corp.	554	24,853
Heartland Express, Inc.	902	19,506
Knight Transportation, Inc.	1,092	26,612
Roadrunner Transportation Systems, Inc.†	437	11,414
Saia, Inc.†	442	19,262

		120,423

Travel Services — 0.0%
Interval Leisure Group, Inc.	694	14,220

Veterinary Diagnostics — 0.0%
Neogen Corp.†	661	24,979

Water — 0.0%
American States Water Co.	700	21,196

Web Hosting/Design — 0.0%
NIC, Inc.	1,080	17,896

Web Portals/ISP — 0.3%
Blucora, Inc.†	762	14,455
Google, Inc., Class A†	489	279,537
Google, Inc., Class C†	471	264,222

		558,214

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Wire & Cable Products — 0.1%
Belden, Inc.	785	$56,512
Encore Wire Corp.	337	16,378
General Cable Corp.	883	22,517
Prysmian SpA	293	6,802

		102,209

Wireless Equipment — 0.1%
CalAmp Corp.†	585	11,173
Telefonaktiebolaget LM Ericsson, Class B	4,025	50,433
ViaSat, Inc.†	765	41,486

		103,092

Total Common Stocks
(cost $99,196,781)		116,795,550

EXCHANGE-TRADED FUNDS — 3.5%
iShares Core S&P Small-Cap ETF	1,956	209,879
SPDR S&P 500 ETF Trust, Series 1	4,186	806,349
SPDR S&P MidCap 400 ETF Trust	20,767	5,210,025

Total Exchange-Traded Funds
(cost $6,016,564)		6,226,253

PREFERRED SECURITIES — 0.3%
Aerospace/Defense — 0.0%
Rolls-Royce Holdings PLC, Class C†	377,880	633

Auto - Cars/Light Trucks — 0.1%
Bayerische Motoren Werke AG	1,022	98,579

Electric - Integrated — 0.0%
Entergy Louisiana LLC 4.70%	3,650	81,030

Oil Refining & Marketing — 0.0%
Fuchs Petrolub SE	274	25,958

Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA	1,149	132,709

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS 0.00%†	2,200	23,760

Telecom Services — 0.1%
Qwest Corp. 6.13%	6,925	161,145

Total Preferred Securities
(cost $545,987)		523,814

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.8%
Banks - Commercial — 0.1%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(2)	136,000	128,520

Banks - Super Regional — 0.1%
Wells Fargo & Co. FRS 5.90% due 06/15/2024(2)	61,000	64,126
Wells Fargo Capital X 5.95% due 12/01/2086	31,000	31,543

		95,669

Diversified Banking Institutions — 0.2%
BAC Capital Trust XIII FRS Series F 4.00% due 06/27/2014(2)	178,000	144,180
Goldman Sachs Group, Inc. FRS Series L 5.70% due 05/10/2019(2)	119,000	124,950

Security Description	Shares/ Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(2)	122,000	$137,555
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(2)	171,000	172,282
JPMorgan Chase Capital XXIII FRS 1.22% due 05/15/2077	23,000	18,170

		597,137

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(3)	45,000	5

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	110,000	104,225

Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	125,000	125,312

Insurance - Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	58,000	61,045

Insurance - Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066	90,000	100,400

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	142,000	153,537

Total Preferred Securities/Capital Securities
(cost $1,281,004)		1,365,850

ASSET BACKED SECURITIES — 1.4%
Diversified Financial Services — 1.4%
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	$123,000	124,294
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	93,000	93,777
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	25,000	25,563
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(4)	627,000	652,911
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	31,520	32,444
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A2 2.82% due 03/10/2047(4)	106,000	109,455
Commercial Mtg. Pass Through Certs. Series 2014-CR16, Class A4 4.05% due 04/10/2047(4)	211,000	223,415
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	227,797
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	90,828	98,181
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	42,000	42,185

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(4)	$66,000	$66,376
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	175,000	176,055
Invitation Homes Trust FRS Series SFRI, Class A 1.15% due 06/17/2031*	100,000	100,102
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(4)	100,000	102,093
TAL Advantage LLC Series 2014-2A, Class A1 1.70% due 05/20/2039*	100,000	100,063
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	52,250	53,356
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(4)	84,000	89,775
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(4)	50,000	54,076
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(4)	38,154	38,695

Total Asset Backed Securities
(cost $2,405,252)		2,410,613

U.S. CORPORATE BONDS & NOTES — 13.0%
Advanced Materials — 0.0%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	11,000	11,495

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	48,000	48,150
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	81,000	83,591

		131,741

Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	50,000	51,875

Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	37,000	34,318

Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	101,000	99,118

Aerospace/Defense - Equipment — 0.1%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	68,000	70,890
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	78,000	79,560

		150,450

Security Description	Principal Amount	Value (Note 2)

Airlines — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	$27,786	$28,933
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	7,406	7,628
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	15,000	15,525

		52,086

Alternative Waste Technology — 0.1%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	43,000	46,548
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	30,000	31,200

		77,748

Auto/Truck Parts & Equipment - Original — 0.0%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	47,000	50,173

Banks - Commercial — 0.6%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	35,000	35,394
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	30,000	32,400
PNC Bank NA Senior Notes 1.13% due 01/27/2017	265,000	266,390
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	148,000	187,997
Union Bank NA Senior Notes 3.00% due 06/06/2016	273,000	285,383
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	63,000	65,915
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	143,000	152,659
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	90,000	91,622

		1,117,760

Banks - Fiduciary — 0.1%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	207,000	208,334

Banks - Super Regional — 0.1%
Comerica, Inc. Senior Notes 2.13% due 05/23/2019	47,000	47,169
Wells Fargo & Co Sub. Notes 4.10% due 06/03/2026	109,000	109,956

		157,125

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	$179,000	$179,699

Building & Construction - Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	38,000	38,095

Building Products - Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	50,000	53,750

Building Products - Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	2,000	2,150

Cable/Satellite TV — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	54,000	57,645
COX Communications, Inc. Senior Notes 4.50% due 06/30/2043*	56,000	53,355
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	114,000	121,203
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	55,000	72,936
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	24,000	29,863
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	63,000	84,749

		419,751

Casino Hotels — 0.2%
Caesars Entertainment Operating Co., Inc. Senior Notes 10.75% due 02/01/2016	10,000	8,450
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	69,000	71,329
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	79,000	82,357
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	65,000	65,569
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	60,000	64,650
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	125,000	125,000

		417,355

Cellular Telecom — 0.1%
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	17,000	18,743

Security Description	Principal Amount	Value (Note 2)

Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	$38,000	$40,232
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	34,000	36,635

		95,610

Chemicals - Diversified — 0.1%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	40,000	41,250
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	150,000	150,000

		191,250

Chemicals - Plastics — 0.0%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023	20,000	20,250

Chemicals - Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	51,000	66,818

Coal — 0.2%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	34,000	36,040
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	88,000	95,920
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	100,000	102,250
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	46,000	48,990

		283,200

Commercial Services - Finance — 0.1%
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	86,000	88,257
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	13,000	14,333

		102,590

Computers — 0.2%
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	250,000	282,009

Consumer Products - Misc. — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	135,000	140,400

Containers - Metal/Glass — 0.1%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	189,000	211,444

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers - Paper/Plastic — 0.1%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	$135,000	$138,037

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	113,000	106,220

Diversified Banking Institutions — 1.2%
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	200,000	226,806
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	87,000	88,937
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	278,000	306,857
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	78,000	87,678
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	92,000	104,258
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	85,000	101,216
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	263,000	315,564
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/2020	97,000	106,622
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	216,000	249,462
Morgan Stanley Senior Notes 4.75% due 03/22/2017	104,000	113,479
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	203,000	217,409
Morgan Stanley Senior Notes 5.50% due 07/28/2021	96,000	109,762
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	24,000	29,441

		2,057,491

Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	96,000	107,167
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	49,000	57,238
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	166,000	198,896
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	129,000	170,429

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
USAA Capital Corp. Notes 2.13% due 06/03/2019*	$159,000	$160,489

		694,219

Diversified Manufacturing Operations — 0.2%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	116,000	119,121
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043*	93,000	109,157
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	41,000	44,895
Textron, Inc. Senior Notes 4.63% due 09/21/2016	110,000	118,411

		391,584

E-Commerce/Services — 0.1%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	224,000	233,520

Electric - Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	147,000	144,060
AES Corp. Senior Notes 5.50% due 03/15/2024	54,000	55,350
AES Corp. Senior Notes 8.00% due 10/15/2017	3,000	3,517

		202,927

Electric - Integrated — 0.5%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	35,000	37,702
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	75,000	84,727
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	134,000	157,731
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	83,000	83,926
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	79,000	79,890
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	37,000	38,560
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	73,000	78,362
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	105,000	124,182
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	101,000	101,397

		786,477

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Transmission — 0.0%
ITC Holdings Corp. Senior Notes 3.65% due 06/15/2024	$54,000	$54,102

Electronic Components - Semiconductors — 0.1%
Intel Corp. Senior Notes 1.35% due 12/15/2017	81,000	81,118

Electronics - Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 1.50% due 05/28/2017	18,000	18,048
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	55,000	55,876

		73,924

Enterprise Software/Service — 0.1%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	92,000	96,830

Finance - Auto Loans — 0.1%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	28,000	28,210
American Honda Finance Corp. Senior Notes 1.00% due 08/11/2015*	67,000	67,484
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	58,000	58,301
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	42,000	44,835
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	25,000	28,469
GMAC LLC Sub. Notes 8.00% due 12/31/2018	10,000	11,900

		239,199

Finance - Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	200,000	210,000

Finance - Consumer Loans — 0.2%
Enova International, Inc. Senior Notes 9.75% due 06/01/2021*	87,000	85,804
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	91,000	108,954
SLM Corp. Senior Notes 6.13% due 03/25/2024	61,000	61,305

		256,063

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	8,085
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	71,000	7

Security Description	Principal Amount	Value (Note 2)

Finance - Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	$69,000	$7

		8,099

Finance - Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	150,000	161,437
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	12,000	13,200

		174,637

Finance - Other Services — 0.1%
Cogent Communications Finance, Inc. Senior Notes 5.63% due 04/15/2021*	43,000	42,355
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	157,000	157,788

		200,143

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	39,000	41,535

Food - Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	58,000	62,640

Food - Misc./Diversified — 0.1%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	66,000	83,919

Food - Retail — 0.0%
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021	60,000	61,050

Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042	39,000	33,792

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	37,000	39,682
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	26,000	28,340
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	9,000	10,103
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	55,000	59,675
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	35,000	37,100

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	$45,000	$49,725

		224,625

Insurance - Life/Health — 0.1%
American Equity Investment Life Holding Co. Company Guar. Notes 6.63% due 07/15/2021	50,000	54,125
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	50,000	57,480
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	33,000	33,234
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	87,000	87,601

		232,440

Insurance - Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	156,000	184,432
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	101,000	103,737

		288,169

Insurance - Mutual — 0.1%
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	180,000	182,770

Investment Management/Advisor Services — 0.0%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	35,000	38,238

Machinery - Farming — 0.1%
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017	107,000	109,140

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	142,000	148,745

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	60,000	78,365
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	46,000	48,415

		126,780

Medical - Drugs — 0.1%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	41,000	42,025
Endo Finance LLC Company Guar. Notes 7.00% due 07/15/2019*	131,000	140,497

		182,522

Security Description	Principal Amount	Value (Note 2)

Medical - Generic Drugs — 0.1%
Mylan, Inc. Senior Notes 5.40% due 11/29/2043	$71,000	$76,777
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	141,000	156,949

		233,726

Medical - HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	120,000	121,500

Medical - Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	32,000	33,560
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	89,000	96,898
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	125,000	129,375
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	55,000	58,644
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	60,000	61,200
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	16,000	15,040

		394,717

Multimedia — 0.1%
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	59,000	76,571
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	59,000	86,405

		162,976

Music — 0.0%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	23,000	23,805

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	74,000	74,726

Non-Hazardous Waste Disposal — 0.0%
Covanta Holding Corp. Senior Notes 5.88% due 03/01/2024	36,000	36,900

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	133,000	137,534

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020	49,000	51,266

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	$69,000	$73,285

Oil Companies - Exploration & Production — 1.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	30,000	31,725
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	59,000	74,273
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	85,000	85,425
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	100,000	106,500
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	10,702
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024*	34,000	34,255
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	49,000	54,941
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	137,000	147,275
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	170,000	177,650
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	100,000	109,500
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.25% due 11/01/2019*	95,000	99,750
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	115,000	119,025
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	75,000	80,625
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	100,000	106,250
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	20,000	20,950
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	20,000	22,225
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	47,000	52,405
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	114,000	127,965
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	75,000	77,062

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	$115,000	$122,475
Stone Energy Corp. Company Guar. Notes 7.50% due 11/15/2022	55,000	60,088
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	120,000	123,600
Talos Production LLC/Talos Production Finance, Inc. Company Guar. Notes 9.75% due 02/15/2018*	15,000	15,825

		1,860,491

Oil Companies - Integrated — 0.1%
Hess Corp. Senior Notes 5.60% due 02/15/2041	116,000	133,271
Hess Corp. Senior Notes 7.88% due 10/01/2029	32,000	43,788

		177,059

Oil Refining & Marketing — 0.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021*	47,000	47,588
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	30,000	31,200
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	51,000	63,696

		142,484

Oil - Field Services — 0.1%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	30,000	31,688
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	90,000	91,350

		123,038

Paper & Related Products — 0.3%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	67,000	64,990
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	171,000	199,290
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	120,000	122,858
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	158,000	181,170

		568,308

Petrochemicals — 0.1%
PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020	114,000	123,405

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 0.6%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	$121,000	$126,445
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	15,000	16,350
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	7,000	7,070
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	27,000	24,996
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	234,000	275,309
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	36,000	41,580
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	121,000	143,756
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	86,000	86,645
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	30,000	32,025
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	64,000	64,509
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	34,000	33,405
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	42,000	45,360
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	136,000	143,480
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	66,000	62,500

		1,103,430

Printing - Commercial — 0.0%
Quad/Graphics, Inc. Senior Notes 7.00% due 05/01/2022*	70,000	69,300

Publishing - Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	27,000	27,945
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	65,000	74,344

		102,289

Publishing - Periodicals — 0.1%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	128,000	130,560

Real Estate Investment Trusts — 0.2%
HCP, Inc. Senior Notes 3.75% due 02/01/2016	60,000	62,962

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts (continued)
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	$116,000	$115,151
National Retail Properties, Inc. Senior Notes 3.90% due 06/15/2024	55,000	55,592
Omega Healthcare Investors, Inc. Senior Notes 4.95% due 04/01/2024*	78,000	78,552
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	46,000	47,932

		360,189

Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	40,000	43,600

Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	30,000	32,001
Regency Centers LP Company Guar. Notes 3.75% due 06/15/2024	44,000	44,369

		76,370

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(3)	60,000	2

Rental Auto/Equipment — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	32,000	35,200

Retail - Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	120,000	127,488

Retail - Automobile — 0.2%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	245,000	265,825

Retail - Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	61,000	58,684

Retail - Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	47,582	50,249
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	38,515	43,342
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	58,564	67,150

		160,741

Retail - Music Store — 0.1%
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*	98,000	88,690

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Pawn Shops — 0.0%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	$25,000	$25,625

Retail - Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	45,000	42,975

Retail - Restaurants — 0.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	35,000	37,174
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	43,000	47,461
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	133,000	136,657

		221,292

Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	102,000	110,358
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	275,000	317,923
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	111,000	127,960

		556,241

Schools — 0.1%
Northwestern University Bonds 4.20% due 12/01/2047	94,000	94,881
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	57,000	54,420
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	71,000	72,134

		221,435

Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	210,000	192,675

Semiconductor Equipment — 0.0%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	10,000	10,050
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	31,000	30,458

		40,508

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	32,000	34,960

Special Purpose Entity — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	215,000	220,280

Security Description	Principal Amount	Value (Note 2)

Specified Purpose Acquisitions — 0.1%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	$115,000	$120,750

Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	30,000	30,750

Steel - Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	78,000	80,925
Glencore Funding LLC Company Guar. Notes 3.13% due 04/29/2019*	91,000	92,307

		173,232

Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	65,000	71,825

Telecom Services — 0.0%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	55,000	56,155

Telephone - Integrated — 0.7%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	119,000	113,486
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	104,000	108,160
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	188,000	206,330
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	10,000	11,662
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	10,000	11,663
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	43,000	50,149
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	47,000	55,577
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	110,000	127,325
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	120,000	132,636
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	236,000	290,145
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	52,000	66,003

		1,173,136

Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	70,000	73,150

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport - Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	$42,000	$44,121
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	43,000	44,075

		88,196

Transport - Rail — 0.0%
Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	60,000	62,475

Transport - Services — 0.0%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	36,000	38,070

Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	58,000	59,595

Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	3,740	4,055

Total U.S. Corporate Bonds & Notes
(cost $22,295,036)		22,902,517

FOREIGN CORPORATE BONDS & NOTES — 3.4%
Airlines — 0.1%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	100,000	108,250

Auto - Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.13% due 11/20/2018*	218,000	220,674

Banks - Commercial — 0.7%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	96,000	96,541
Credit Suisse New York Senior Notes 1.38% due 05/26/2017	272,000	272,454
Credit Suisse New York Senior Notes 2.30% due 05/28/2019	263,000	264,144
Credit Suisse New York Sub. Notes 5.40% due 01/14/2020	87,000	97,529
ING Bank NV Senior Notes 4.00% due 03/15/2016*	203,000	214,356
Intesa Sanpaolo SpA Bank Guar. Notes 5.25% due 01/12/2024	229,000	246,761

		1,191,785

Beverages - Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	164,000	166,500

Security Description	Principal Amount	Value (Note 2)

Computers - Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025*	$56,000	$55,650

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	150,000	155,625

Diversified Banking Institutions — 0.4%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	188,000	188,123
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	59,000	60,261
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	174,000	174,103
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	146,000	156,656
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	69,000	74,834
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019	102,000	119,789

		773,766

Diversified Financial Services — 0.1%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	190,000	198,963

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	80,000	81,800

Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	170,000	179,350
Teck Cominco, Ltd. Senior Notes 6.13% due 10/01/2035	42,000	44,705

		224,055

Electric - Integrated — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	42,000	47,135

Finance - Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	14,000	14,385
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	34,000	36,805
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	18,000	19,485

		70,675

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Gold Mining — 0.0%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	$58,000	$59,535

Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	50,000	51,375

Medical - Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	30,000	31,125

Metal - Iron — 0.1%
Vale SA Senior Notes 5.63% due 09/11/2042	76,000	74,125

Oil & Gas Drilling — 0.1%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	50,000	49,000
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	58,000	66,526
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	69,000	82,480

		198,006

Oil Companies - Exploration & Production — 0.3%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	115,000	156,315
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	49,000	51,940
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	79,406
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	55,000	59,400
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	114,000	122,836

		469,897

Oil Companies - Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	210,000	214,563
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	114,000	118,045
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	60,000	61,800
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	60,000	66,200
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	84,000	86,625

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	$63,000	$72,529

		619,762

Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	60,000	60,750

Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	55,000	58,300

Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	56,000	58,870

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	23,000	22,827

Steel - Producers — 0.1%
ArcelorMittal Senior Notes 7.25% due 03/01/2041	75,000	78,750

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018	157,000	156,865

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	25,000	26,562
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/2018*	60,000	63,300

		89,862

Telephone - Integrated — 0.4%
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	136,000	157,590
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	138,000	155,940
Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*	297,000	297,371

		610,901

Total Foreign Corporate Bonds & Notes
(cost $5,771,559)		5,935,828

MUNICIPAL BONDS & NOTES — 0.2%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	91,000	94,879
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	100,000	100,473

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES (continued)
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	$83,000	$92,472

Total Municipal Bonds & Notes
(cost $273,107)		287,824

U.S. GOVERNMENT AGENCIES — 8.5%
Federal Home Loan Mtg. Corp. — 2.6%
2.50% due 01/01/2028	94,234	95,873
3.00% due 08/01/2027	368,828	383,299
3.00% due 10/01/2042	213,014	212,010
3.00% due 11/01/2042	894,927	886,270
3.00% due 04/01/2043	526,932	522,988
3.50% due 02/01/2042	232,940	240,045
3.50% due 03/01/2042	111,813	115,224
3.50% due 08/01/2042	607,287	626,065
3.50% due 09/01/2043	193,007	199,039
4.00% due 09/01/2040	91,430	96,900
4.50% due 01/01/2039	10,980	11,884
4.50% due 12/01/2039	766,075	838,953
5.00% due 10/01/2033	3,504	3,875
6.00% due 08/01/2036	94,179	105,436
6.00% due 03/01/2040	60,948	68,142
6.50% due 05/01/2036	256	289
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 1.80% due 04/25/2024	56,000	56,435
Series 2014-DN1, Class M2
2.35% due 02/25/2024(5)	101,000	104,373

		4,567,100

Federal National Mtg. Assoc. — 5.9%
2.50% due 04/01/2028	516,810	526,527
3.00% due 10/01/2027	174,618	181,947
3.00% due 12/01/2027	174,269	181,622
3.00% due 01/01/2028	275,648	287,277
3.00% due 12/01/2042	66,859	66,274
3.00% due 05/01/2043	382,103	378,764
3.50% due 08/01/2027	33,851	35,861
3.50% due 10/01/2028	284,267	301,524
3.50% due 08/01/2042	142,285	146,947
3.50% due 08/01/2043	1,222,943	1,262,238
4.00% due 08/01/2026	342,146	365,623
4.00% due 09/01/2040	102,357	108,617
4.00% due 12/01/2040	1,107,267	1,174,992
4.00% due 10/01/2041	180,095	191,265
4.00% due 11/01/2041	231,283	245,637
4.00% due 01/01/2042	132,136	140,399
4.00% due 10/01/2043	15,750	16,713
4.00% due 12/01/2043	121,786	129,706
4.00% due June TBA	261,000	276,619
4.50% due 10/01/2024	143,772	154,320
4.50% due 01/01/2025	606,856	657,922
4.50% due 03/01/2025	191,306	205,545
4.50% due 05/01/2025	150,647	161,844
4.50% due 01/01/2039	25,561	27,667
4.50% due 09/01/2039	122,063	132,117
4.50% due 09/01/2040	297,501	322,005
4.50% due 11/01/2040	33,305	36,048
4.50% due 05/01/2041	129,180	139,821
4.50% due June TBA	60,000	64,894
5.00% due 03/15/2016	74,000	80,160
5.00% due 11/01/2033	4,812	5,343
5.00% due 05/01/2040	74,724	82,998

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
5.00% due 06/01/2040	$237,017	$262,962
5.00% due 07/01/2040	908,175	1,006,870
5.50% due 12/01/2029	33,273	37,217
5.50% due 05/01/2034	182,204	203,966
5.50% due 08/01/2037	165,028	184,239
6.00% due 05/01/2017	14,482	15,078
6.00% due 12/01/2033	50,695	57,406
6.00% due 11/01/2038	133,453	149,990
6.00% due 06/01/2040	8,518	9,559
6.50% due 02/01/2017	10,290	10,698
7.50% due 06/01/2015	1,456	1,470
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2014-C02 2M1 1.10% due 05/25/2024(5)	50,000	50,030
Series 2014-C01, Class M1
1.75% due 01/25/2024(5)	62,307	63,311
Series 2013-C01, Class M1
2.15% due 10/25/2023(5)	148,273	151,836
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	108,647	108,315

		10,402,183

Government National Mtg. Assoc. — 0.0%
6.00% due 02/15/2029	3,204	3,616
6.00% due 06/15/2029	10,269	11,865

		15,481

Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	55,000	55,701

Total U.S. Government Agencies
(cost $14,898,579)		15,040,465

U.S. GOVERNMENT TREASURIES — 1.0%
United States Treasury Bonds — 0.1%
2.75% due 11/15/2042	70,000	62,770
3.13% due 02/15/2043	300	290
4.38% due 02/15/2038	67,000	80,432

		143,492

United States Treasury Notes — 0.9%
0.08% due 01/31/2016 FRS	163,000	162,959
0.25% due 01/31/2015	235,000	235,257
0.50% due 07/31/2017	10,000	9,884
0.75% due 01/15/2017	70,000	70,219
0.75% due 10/31/2017	13,000	12,899
1.00% due 03/31/2017	131,000	132,023
1.25% due 10/31/2015	16,000	16,239
1.75% due 05/15/2023	89,000	84,606
2.00% due 02/15/2022	98,000	96,875
2.75% due 12/31/2017	14,000	14,844
2.75% due 11/15/2023	55,000	56,633
2.75% due 02/15/2024	372,000	382,230
United States Treasury Notes TIPS 0.13% due 04/15/2018(6)	322,949	333,647

		1,608,315

Total U.S. Government Treasuries
(cost $1,753,696)		1,751,807

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	99,000	100,020

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Regional Authority — 0.1%
Province of British Columbia Senior Notes 2.85% due 06/15/2015	$98,000	$100,663

Sovereign — 0.1%
Government of Canada Senior Notes 0.88% due 02/14/2017	100,000	100,388
United Mexican States Senior Notes 3.50% due 01/21/2021	164,000	170,150
United Mexican States Senior Notes 4.75% due 03/08/2044	110,000	112,200

		382,738

Total Foreign Government Obligations
(cost $559,208)		583,421

Total Long-Term Investment Securities
(cost $154,996,773)		173,823,942

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/2014
(cost $2,193,000)	2,193,000	2,193,000

TOTAL INVESTMENTS
(cost $157,189,773)(7)	99.8%	176,016,942
Other assets less liabilities	0.2	326,636

NET ASSETS	100.0%	$176,343,578

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2014, the aggregate value of these securities was $8,504,865 representing 4.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $6,699 representing 0.0% of net assets.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 5 for cost of investments on a tax basis.

BR—Bearer Shares

CVA—Certification Van Aandelen (Dutch Cert.)

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Television	$24,263	$—	$6,678	$30,941
Other Industries*	116,764,609	—	—	116,764,609
Exchange Traded Funds	6,226,253	—	—	6,226,253
Preferred Securities:
Aerospace/Defense	—	633	—	633
Other Industries*	523,181	—	—	523,181
Preferred Securities/Capital Securities	—	1,365,850	—	1,365,850
Asset Backed Securities	—	2,410,613	—	2,410,613
U.S. Corporate Bonds & Notes:
Recycling	—	—	2	2
Other Industries*	—	22,902,515	—	22,902,515
Foreign Corporate Bonds & Notes	—	5,935,828	—	5,935,828
Municipal Bonds & Notes	—	287,824	—	287,824
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	10,402,183	—	10,402,183
Other Government Agencies*	—	4,638,282	—	4,638,282
U.S. Government Treasuries	—	1,751,807	—	1,751,807
Foreign Government Obligations	—	583,421	—	583,421
Short-Term Investment Securities:
Time Deposits	—	2,193,000	—	2,193,000

Total	$123,538,306	$52,471,956	$6,680	$176,016,942

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $19,272,867 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	9.6%
Web Portals/ISP	7.6
E-Commerce/Services	5.3
Registered Investment Companies	4.9
E-Commerce/Products	4.5
Oil Companies — Exploration & Production	4.3
Casino Hotels	3.9
Finance — Credit Card	3.4
Medical — Wholesale Drug Distribution	3.3
Commercial Services — Finance	3.0
Diversified Manufacturing Operations	2.8
Retail — Restaurants	2.7
Airlines	2.2
Metal Processors & Fabrication	2.0
Real Estate Investment Trusts	2.0
Retail — Building Products	2.0
Internet Content — Entertainment	1.8
Aerospace/Defense	1.8
Transport — Rail	1.7
Medical — Drugs	1.6
Coatings/Paint	1.5
Applications Software	1.5
Investment Management/Advisor Services	1.4
Chemicals — Specialty	1.2
Instruments — Scientific	1.2
Hotels/Motels	1.2
Retail — Apparel/Shoe	1.2
Retail — Auto Parts	1.1
Computers	1.1
Computer Services	1.1
Medical Products	1.0
Aerospace/Defense — Equipment	1.0
Machinery — General Industrial	1.0
Internet Application Software	0.9
Retail — Drug Store	0.8
Multimedia	0.8
Industrial Gases	0.8
Banks — Fiduciary	0.7
Diversified Banking Institutions	0.7
Finance — Investment Banker/Broker	0.7
Retail — Discount	0.7
Transport — Services	0.7
Broadcast Services/Program	0.7
Semiconductor Components — Integrated Circuits	0.7
Oil — Field Services	0.6
Apparel Manufacturers	0.6
Data Processing/Management	0.6
Retail — Gardening Products	0.6
Instruments — Controls	0.5
Computer Software	0.5
Motorcycle/Motor Scooter	0.5
Auto/Truck Parts & Equipment — Original	0.5
Agricultural Chemicals	0.5
Finance — Other Services	0.4
Internet Content — Information/News	0.4
Cosmetics & Toiletries	0.4
Telephone — Integrated	0.4
Machinery — Pumps	0.4
Distribution/Wholesale	0.4
Auto — Cars/Light Trucks	0.3
Athletic Footwear	0.3
Medical — Generic Drugs	0.2
Insurance Brokers	0.2
Beverages — Non-alcoholic	0.2
Beverages — Wine/Spirits	0.2
Therapeutics	0.2
Chemicals — Diversified	0.2
Transport — Truck	0.1
Retail — Automobile	0.1

Software Tools	0.1
Retail — Jewelry	0.1
Medical — HMO	0.1
Electronic Measurement Instruments	0.1
Entertainment Software	0.1
Cruise Lines	0.1
Coffee	0.1
Filtration/Separation Products	0.1
Medical Instruments	0.1

104.3%

*	Calculated as a percentage of net assets

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.4%
Aerospace/Defense — 1.8%
Boeing Co.	81,600	$11,036,400

Aerospace/Defense - Equipment — 1.0%
United Technologies Corp.	54,200	6,299,124

Agricultural Chemicals — 0.5%
Monsanto Co.	22,600	2,753,810

Airlines — 2.2%
American Airlines Group, Inc.†	145,800	5,855,328
Delta Air Lines, Inc.	91,400	3,647,774
United Continental Holdings, Inc.†	91,300	4,050,981

		13,554,083

Apparel Manufacturers — 0.6%
Hanesbrands, Inc.	10,700	907,681
Michael Kors Holdings, Ltd.†#	26,100	2,463,318
Ralph Lauren Corp.	1,100	168,828
VF Corp.	800	50,416

		3,590,243

Applications Software — 1.5%
Intuit, Inc.	1,500	118,935
Microsoft Corp.	1,500	61,410
Red Hat, Inc.†	50,000	2,506,000
salesforce.com, Inc.†#	121,300	6,384,019

		9,070,364

Athletic Footwear — 0.3%
NIKE, Inc., Class B	23,300	1,792,003

Auto - Cars/Light Trucks — 0.3%
Tesla Motors, Inc.†#	9,800	2,036,146

Auto/Truck Parts & Equipment - Original — 0.5%
Delphi Automotive PLC	23,100	1,595,286
Johnson Controls, Inc.	1,500	72,540
TRW Automotive Holdings Corp.†	14,000	1,188,180

		2,856,006

Banks - Fiduciary — 0.7%
Northern Trust Corp.	17,000	1,026,800
State Street Corp.	54,300	3,544,161

		4,570,961

Beverages - Non-alcoholic — 0.2%
Monster Beverage Corp.†	17,300	1,200,274
PepsiCo, Inc.	800	70,664

		1,270,938

Beverages - Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A†	14,900	1,253,537

Broadcast Services/Program — 0.7%
Discovery Communications, Inc., Class C†	55,650	4,170,968

Casino Hotels — 3.9%
Las Vegas Sands Corp.	126,700	9,695,084
MGM Resorts International†#	102,900	2,649,675
Wynn Macau, Ltd.	495,600	2,058,355
Wynn Resorts, Ltd.#	45,000	9,673,650

		24,076,764

Chemicals - Diversified — 0.2%
FMC Corp.	12,900	987,624

Chemicals - Specialty — 1.2%
Ecolab, Inc.	70,000	7,643,300

Coatings/Paint — 1.5%
Sherwin-Williams Co.	44,500	9,105,145

Security Description	Shares	Value (Note 2)

Coffee — 0.1%
Keurig Green Mountain, Inc.#	2,800	$315,784

Commercial Services - Finance — 3.0%
Alliance Data Systems Corp.†#	7,400	1,894,770
FleetCor Technologies, Inc.†	4,000	505,640
MasterCard, Inc., Class A	211,300	16,153,885

		18,554,295

Computer Aided Design — 0.0%
Autodesk, Inc.†	4,200	219,954

Computer Services — 1.1%
Cognizant Technology Solutions Corp., Class A†	102,800	4,997,108
IHS, Inc., Class A†#	13,500	1,699,785

		6,696,893

Computer Software — 0.5%
Akamai Technologies, Inc.†#	55,200	2,999,568

Computers — 1.1%
Apple, Inc.	10,600	6,709,800

Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	34,400	2,635,728

Cruise Lines — 0.1%
Carnival Corp.#	7,900	316,237

Data Processing/Management — 0.6%
Fiserv, Inc.†	57,300	3,444,303

Distribution/Wholesale — 0.4%
Fastenal Co.#	20,800	1,014,000
Fossil Group, Inc.†	7,300	764,748
WW Grainger, Inc.#	1,500	387,555

		2,166,303

Diversified Banking Institutions — 0.7%
Citigroup, Inc.	1,600	76,112
Morgan Stanley	143,800	4,437,668

		4,513,780

Diversified Manufacturing Operations — 2.8%
3M Co.	6,000	855,300
Danaher Corp.	207,880	16,304,028

		17,159,328

E-Commerce/Products — 4.5%
Amazon.com, Inc.†	84,200	26,316,710
eBay, Inc.†	14,240	722,395
Vipshop Holdings, Ltd. ADR†	2,900	471,714

		27,510,819

E-Commerce/Services — 5.3%
Ctrip.com International, Ltd. ADR†#	54,900	3,042,558
Netflix, Inc.†	16,900	7,061,327
Priceline Group, Inc.†	17,100	21,864,573
TripAdvisor, Inc.†#	8,000	777,360

		32,745,818

Electronic Measurement Instruments — 0.1%
Trimble Navigation, Ltd.†#	9,800	353,486

Entertainment Software — 0.1%
Electronic Arts, Inc.†	10,000	351,300

Filtration/Separation Products — 0.1%
Pall Corp.	3,600	305,064

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Credit Card — 3.4%
American Express Co.	86,000	$7,869,000
Visa, Inc., Class A	61,400	13,190,562

		21,059,562

Finance - Investment Banker/Broker — 0.7%
TD Ameritrade Holding Corp.#	148,700	4,511,558

Finance - Other Services — 0.4%
IntercontinentalExchange Group, Inc.	13,600	2,671,040

Food - Retail — 0.0%
Whole Foods Market, Inc.#	5,400	206,496

Hotels/Motels — 1.2%
Hilton Worldwide Holdings, Inc.†#	57,200	1,293,864
Marriott International, Inc., Class A#	16,890	1,040,762
Starwood Hotels & Resorts Worldwide, Inc.	65,800	5,254,130

		7,588,756

Industrial Gases — 0.8%
Praxair, Inc.	37,400	4,945,776

Instruments - Controls — 0.5%
Honeywell International, Inc.	33,300	3,101,895

Instruments - Scientific — 1.2%
Thermo Fisher Scientific, Inc.	65,100	7,610,841

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc.	26,100	1,312,047

Internet Application Software — 0.9%
Tencent Holdings, Ltd.	382,000	5,360,747

Internet Content - Entertainment — 1.8%
Facebook, Inc., Class A†	178,441	11,295,315

Internet Content - Information/News — 0.4%
LinkedIn Corp., Class A†	16,500	2,641,485

Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	30,140	3,394,065
Invesco, Ltd.	144,400	5,299,480

		8,693,545

Machinery - General Industrial — 1.0%
Roper Industries, Inc.	24,100	3,414,488
Wabtec Corp.	34,900	2,748,026

		6,162,514

Machinery - Pumps — 0.4%
Flowserve Corp.	30,300	2,234,322

Medical Instruments — 0.1%
Intuitive Surgical, Inc.†	800	295,792

Medical Products — 1.0%
Becton Dickinson and Co.	18,400	2,165,680
Covidien PLC	23,900	1,747,329
Henry Schein, Inc.†	2,800	335,020
Stryker Corp.	24,500	2,070,005

		6,318,034

Medical - Biomedical/Gene — 9.6%
Alexion Pharmaceuticals, Inc.†	60,500	10,062,360
Biogen Idec, Inc.†	45,500	14,531,335
Celgene Corp.†	64,600	9,885,738
Gilead Sciences, Inc.†	248,200	20,156,322
Regeneron Pharmaceuticals, Inc.†	12,100	3,714,216
Vertex Pharmaceuticals, Inc.†	9,900	715,374

		59,065,345

Security Description	Shares	Value (Note 2)

Medical - Drugs — 1.6%
AbbVie, Inc.	2,200	$119,526
Allergan, Inc.	35,100	5,877,846
Valeant Pharmaceuticals International, Inc.†	30,900	4,054,389

		10,051,761

Medical - Generic Drugs — 0.2%
Actavis PLC†#	6,700	1,417,318
Perrigo Co. PLC	300	41,460

		1,458,778

Medical - HMO — 0.1%
UnitedHealth Group, Inc.	5,900	469,817

Medical - Wholesale Drug Distribution — 3.3%
AmerisourceBergen Corp.	22,600	1,653,868
Cardinal Health, Inc.	37,400	2,641,562
McKesson Corp.	85,100	16,138,364

		20,433,794

Metal Processors & Fabrication — 2.0%
Precision Castparts Corp.	48,700	12,320,126

Motorcycle/Motor Scooter — 0.5%
Harley-Davidson, Inc.	42,100	2,999,204

Multimedia — 0.8%
Twenty-First Century Fox, Inc., Class A	68,100	2,411,421
Walt Disney Co.	31,800	2,671,518

		5,082,939

Oil Companies - Exploration & Production — 4.3%
Concho Resources, Inc.†	36,800	4,850,240
Continental Resources, Inc.†#	8,800	1,235,168
EOG Resources, Inc.	5,200	550,160
EQT Corp.	46,500	4,969,920
Pioneer Natural Resources Co.#	46,600	9,793,456
Range Resources Corp.	52,728	4,901,068

		26,300,012

Oil - Field Services — 0.6%
Schlumberger, Ltd.	36,800	3,828,672

Real Estate Investment Trusts — 2.0%
American Tower Corp.	137,400	12,315,162

Retail - Apparel/Shoe — 1.2%
L Brands, Inc.	44,900	2,576,811
PVH Corp.	11,900	1,566,397
Ross Stores, Inc.	47,600	3,258,220

		7,401,428

Retail - Auto Parts — 1.1%
AutoZone, Inc.†	2,100	1,118,250
O’Reilly Automotive, Inc.†	38,800	5,740,460

		6,858,710

Retail - Automobile — 0.1%
CarMax, Inc.†#	15,400	682,374

Retail - Building Products — 2.0%
Home Depot, Inc.	72,500	5,816,675
Lowe’s Cos., Inc.	137,300	6,464,084

		12,280,759

Retail - Discount — 0.7%
Costco Wholesale Corp.	26,100	3,028,122
Dollar Tree, Inc.†	26,000	1,378,780

		4,406,902

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Drug Store — 0.8%
CVS Caremark Corp.	52,700	$4,127,464
Walgreen Co.	13,300	956,403

		5,083,867

Retail - Gardening Products — 0.6%
Tractor Supply Co.#	52,600	3,420,052

Retail - Jewelry — 0.1%
Tiffany & Co.	6,200	616,342

Retail - Restaurants — 2.7%
Chipotle Mexican Grill, Inc.†	13,700	7,495,133
Starbucks Corp.	121,600	8,905,984
Yum! Brands, Inc.	5,900	456,129

		16,857,246

Semiconductor Components - Integrated Circuits — 0.7%
QUALCOMM, Inc.	50,120	4,032,154

Software Tools — 0.1%
VMware, Inc., Class A†#	6,400	617,600

Telephone - Integrated — 0.4%
SoftBank Corp.	31,700	2,287,195

Therapeutics — 0.2%
Pharmacyclics, Inc.†#	12,400	1,101,492

Transport - Rail — 1.7%
Canadian Pacific Railway, Ltd.	9,200	1,541,184
Kansas City Southern	32,000	3,440,640
Union Pacific Corp.	28,900	5,758,903

		10,740,727

Transport - Services — 0.7%
FedEx Corp.	29,800	4,295,968

Transport - Truck — 0.1%
J.B. Hunt Transport Services, Inc.	8,800	683,408

Web Portals/ISP — 7.6%
Baidu, Inc. ADR†	63,600	10,557,600
Google, Inc., Class A†	30,600	17,492,490
Google, Inc., Class C†	30,900	17,334,282

Security Description	Shares	Value (Note 2)

Web Portals/ISP (continued)
NAVER Corp.	2,161	$1,605,605

		46,989,977

Total Long-Term Investment Securities
(cost $382,243,426)		611,757,412

SHORT-TERM INVESTMENT SECURITIES — 4.9%
Registered Investment Companies — 4.9%
State Street Navigator Securities Lending Prime Portfolio(1)	27,522,888	27,522,888
T. Rowe Price Reserve Investment Fund	2,504,382	2,504,382

Total Short-Term Investment Securities
(cost $30,027,270)		30,027,270

TOTAL INVESTMENTS
(cost $412,270,696)(2)	104.3%	641,784,682
Liabilities in excess of other assets	(4.3)	(26,337,660)

NET ASSETS	100.0%	$615,447,022

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2014, the Fund had loaned securities with a total value of $30,124,203. This was secured by collateral of $27,522,888, which was received in cash and subsequently invested in short-term investments currently valued at $27,522,888 as reported in the portfolio of investments. Additional collateral of $3,589,851 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	08/01/2027 to 11/15/2040	$143,149
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	2,842,535
Government National Mtg. Assoc.	1.00% to 4.00%	11/20/2038 to 01/16/2040	604,167

(2)	See Note 5 for cost of investments on a tax basis

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
E-Commerce/Services	$32,745,818	$—	$—	$32,745,818
Medical - Biomedical/Gene	59,065,345	—	—	59,065,345
Web Portals/ISP	46,989,977	—	—	46,989,977
Other Industries*	472,956,272	—	—	472,956,272
Short-Term Investment Securities:
Registered Investment Companies	30,027,270	—	—	30,027,270

Total	$641,784,682	$—	$—	$641,784,682

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Banks — Super Regional	7.4%
Diversified Banking Institutions	6.4
Medical — Drugs	6.1
Diversified Manufacturing Operations	5.1
Electronic Components — Semiconductors	4.3
Savings & Loans/Thrifts	3.7
Medical — HMO	3.2
Enterprise Software/Service	2.9
Chemicals — Diversified	2.8
Time Deposits	2.8
Tobacco	2.8
Oil Companies — Exploration & Production	2.6
Finance — Credit Card	2.5
Oil Companies — Integrated	2.5
Finance — Consumer Loans	2.4
Cruise Lines	2.4
Aerospace/Defense	2.3
Auto/Truck Parts & Equipment — Original	2.3
Telephone — Integrated	1.9
Apparel Manufacturers	1.8
Building Products — Cement	1.7
Pharmacy Services	1.6
Tools — Hand Held	1.6
Oil Field Machinery & Equipment	1.6
Medical Instruments	1.5
Oil & Gas Drilling	1.5
Medical — Wholesale Drug Distribution	1.5
Applications Software	1.5
Banks — Fiduciary	1.5
Electronic Security Devices	1.5
Medical — Generic Drugs	1.5
Machinery — Construction & Mining	1.5
Building — Residential/Commercial	1.4
Banks — Commercial	1.4
Cable/Satellite TV	1.4
Engineering/R&D Services	1.3
Retail — Discount	1.2
Investment Management/Advisor Services	1.1
Building & Construction Products — Misc.	1.0
Instruments — Controls	1.0
Electric Products — Misc.	1.0
Retail — Apparel/Shoe	0.9
Cellular Telecom	0.9
Finance — Investment Banker/Broker	0.7

100.0%

*	Calculated as a percentage of net assets

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.2%
Aerospace/Defense — 2.3%
General Dynamics Corp.	6,100	$720,532
Raytheon Co.	5,460	532,732

		1,253,264

Apparel Manufacturers — 1.8%
Hanesbrands, Inc.	11,400	967,062

Applications Software — 1.5%
Microsoft Corp.	19,835	812,045

Auto/Truck Parts & Equipment - Original — 2.3%
Delphi Automotive PLC	14,500	1,001,370
Johnson Controls, Inc.	5,100	246,636

		1,248,006

Banks - Commercial — 1.4%
CIT Group, Inc.	17,000	756,160

Banks - Fiduciary — 1.5%
State Street Corp.	12,410	810,001

Banks - Super Regional — 7.4%
Capital One Financial Corp.	17,625	1,390,436
Fifth Third Bancorp	28,700	593,803
PNC Financial Services Group, Inc.	8,725	743,981
Wells Fargo & Co.	24,145	1,226,083

		3,954,303

Building & Construction Products - Misc. — 1.0%
Owens Corning	13,300	545,433

Building Products - Cement — 1.7%
CRH PLC ADR	32,400	894,888

Building - Residential/Commercial — 1.4%
NVR, Inc.†	699	778,434

Cable/Satellite TV — 1.4%
DIRECTV†	8,900	733,716

Cellular Telecom — 0.9%
Vodafone Group PLC ADR	13,054	457,021

Chemicals - Diversified — 2.8%
E.I. du Pont de Nemours & Co.	12,500	866,375
Rockwood Holdings, Inc.	8,400	641,508

		1,507,883

Cruise Lines — 2.4%
Carnival Corp.	18,100	724,543
Royal Caribbean Cruises, Ltd.	10,200	563,958

		1,288,501

Diversified Banking Institutions — 6.4%
Bank of America Corp.	73,026	1,105,613
Citigroup, Inc.	28,110	1,337,193
JPMorgan Chase & Co.	18,105	1,006,095

		3,448,901

Diversified Manufacturing Operations — 5.1%
Eaton Corp. PLC	10,800	795,852
Illinois Tool Works, Inc.	6,300	545,265
Pentair PLC†	9,900	738,936
SPX Corp.	6,300	659,232

		2,739,285

Electric Products - Misc. — 1.0%
Emerson Electric Co.	7,740	516,490

Electronic Components - Semiconductors — 4.3%
Fairchild Semiconductor International, Inc.†	46,600	683,622

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Microchip Technology, Inc.	17,600	$837,760
Texas Instruments, Inc.	16,420	771,412

		2,292,794

Electronic Security Devices — 1.5%
Tyco International, Ltd.	18,200	794,248

Engineering/R&D Services — 1.3%
KBR, Inc.	29,200	709,268

Enterprise Software/Service — 2.9%
CA, Inc.	23,700	679,953
Oracle Corp.	20,500	861,410

		1,541,363

Finance - Consumer Loans — 2.4%
Navient Corp.	50,105	791,659
SLM Corp.	58,705	505,450

		1,297,109

Finance - Credit Card — 2.5%
American Express Co.	7,755	709,582
Discover Financial Services	11,100	656,343

		1,365,925

Finance - Investment Banker/Broker — 0.7%
E*TRADE Financial Corp.†	17,200	350,364

Instruments - Controls — 1.0%
Honeywell International, Inc.	5,800	540,270

Investment Management/Advisor Services — 1.1%
Ameriprise Financial, Inc.	5,300	596,833

Machinery - Construction & Mining — 1.5%
Joy Global, Inc.	13,700	782,955

Medical Instruments — 1.5%
Medtronic, Inc.	13,630	831,839

Medical - Drugs — 6.1%
Johnson & Johnson	10,185	1,033,370
Merck & Co., Inc.	14,000	810,040
Pfizer, Inc.	26,541	786,410
Sanofi ADR	12,400	660,920

		3,290,740

Medical - Generic Drugs — 1.5%
Teva Pharmaceutical Industries, Ltd. ADR	15,600	787,644

Medical - HMO — 3.2%
Cigna Corp.	6,000	538,680
UnitedHealth Group, Inc.	6,920	551,040
WellPoint, Inc.	5,715	619,277

		1,708,997

Medical - Wholesale Drug Distribution — 1.5%
Cardinal Health, Inc.	11,500	812,245

Oil & Gas Drilling — 1.5%
Seadrill, Ltd.	21,400	813,200

Oil Companies - Exploration & Production — 2.6%
ConocoPhillips	9,065	724,656
Occidental Petroleum Corp.	6,865	684,372

		1,409,028

Oil Companies - Integrated — 2.5%
BP PLC ADR	14,635	738,336
Marathon Oil Corp.	16,665	610,939

		1,349,275

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Field Machinery & Equipment — 1.6%
National Oilwell Varco, Inc.	10,400	$851,448

Pharmacy Services — 1.6%
Omnicare, Inc.	13,700	870,635

Retail - Apparel/Shoe — 0.9%
Coach, Inc.	11,500	468,165

Retail - Discount — 1.2%
Target Corp.	11,600	658,416

Savings & Loans/Thrifts — 3.7%
First Niagara Financial Group, Inc.	55,200	475,272
New York Community Bancorp, Inc.	52,100	796,088
People’s United Financial, Inc.	48,200	692,634

		1,963,994

Telephone - Integrated — 1.9%
Verizon Communications, Inc.	20,338	1,016,086

Tobacco — 2.8%
Altria Group, Inc.	18,370	763,457
Philip Morris International, Inc.	8,200	726,028

		1,489,485

Security Description	Shares/ Principal Amount	Value (Note 2)

Tools - Hand Held — 1.6%
Stanley Black & Decker, Inc.	9,960	$870,504

Total Long-Term Investment Securities
(cost $39,773,378)		52,174,223

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Time Deposits — 2.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/2014
(cost $1,496,000)	$1,496,000	1,496,000

TOTAL INVESTMENTS
(cost $41,269,378)(1)	100.0%	53,670,223
Other assets less liabilities	0.0	4,576

NET ASSETS	100.0%	$53,674,799

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks - Super Regional	$3,954,303	$—	$—	$3,954,303
Diversified Banking Institutions	3,448,901	—	—	3,448,901
Diversified Manufacturing Operations	2,739,285	—	—	2,739,285
Medical - Drugs	3,290,740	—	—	3,290,740
Other Industries*	38,740,994	—	—	38,740,994
Short-Term Investment Securities:
Time Deposits	—	1,496,000	—	1,496,000

Total	$52,174,223	$1,496,000	$—	$53,670,223

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	23.5%
United States Treasury Notes	23.4
Federal Home Loan Mtg. Corp.	11.2
Diversified Financial Services	6.5
Time Deposits	5.9
Diversified Banking Institutions	4.7
Banks — Commercial	4.4
Registered Investment Companies	3.6
United States Treasury Bonds	2.7
Telephone — Integrated	1.6
Electric — Integrated	1.2
Oil Companies — Integrated	1.1
Pipelines	1.0
Savings & Loans/Thrifts	0.9
Paper & Related Products	0.8
Oil Companies — Exploration & Production	0.7
Insurance — Multi-line	0.7
Insurance — Life/Health	0.6
Cable/Satellite TV	0.6
Diversified Manufacturing Operations	0.5
Sovereign	0.5
Real Estate Investment Trusts	0.5
Advertising Agencies	0.4
Municipal Bonds & Notes	0.4
Computers	0.4
Medical — Generic Drugs	0.4
Auto — Cars/Light Trucks	0.4
Banks — Super Regional	0.3
Finance — Other Services	0.3
Multimedia	0.3
Special Purpose Entities	0.3
Oil & Gas Drilling	0.3
Telecom Services	0.3
Banks — Fiduciary	0.3
Schools	0.3
Brewery	0.3
Retail — Drug Store	0.3
Insurance — Mutual	0.2
Tools — Hand Held	0.2
Office Automation & Equipment	0.2
Beverages — Non-alcoholic	0.2
Finance — Consumer Loans	0.2
Medical — Drugs	0.2
Medical Products	0.2
Diversified Minerals	0.2
Retail — Auto Parts	0.2
Computer Services	0.2
Federal Home Loan Bank	0.2
Electric — Distribution	0.2
Gold Mining	0.2
SupraNational Banks	0.2
Aerospace/Defense	0.1
Security Services	0.1
Steel — Producers	0.1
Regional Authority	0.1
Broadcast Services/Program	0.1
Electronic Components — Semiconductors	0.1
Food — Misc./Diversified	0.1
Petrochemicals	0.1
Banks — Money Center	0.1
Chemicals — Specialty	0.1
Networking Products	0.1
Metal — Iron	0.1
Electronics — Military	0.1
Food — Meat Products	0.1
Oil Refining & Marketing	0.1
Computers — Memory Devices	0.1
Retail — Discount	0.1

Electric — Transmission	0.1
Finance — Auto Loans	0.1
Tennessee Valley Authority	0.1
Real Estate Operations & Development	0.1

106.5%

Credit Quality†#

Aaa	66.1%
Aa	4.6
A	7.0
Baa	16.0
Ba	3.4
Not Rated@	2.9

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 5.3%
Diversified Financial Services — 5.3%
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	$552,000	$557,805
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	446,000	449,727
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	240,000	246,969
Chase Issuance Trust Series 2014-A2, Class A2 2.77% due 03/15/2023	100,000	101,804
Chrysler Capital Auto Receivables Trust Series 2013-AA, Class A3 0.91% due 04/16/2018*	258,000	259,050
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	343,000	342,964
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	250,000	255,632
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(1)	216,000	224,926
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	298,455	307,205
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A2 2.82% due 03/10/2047(1)	219,000	226,138
Commercial Mtg. Pass Through Certs. Series 2014-CR16, Class A4 4.05% due 04/10/2047(1)	350,000	370,594
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	227,797
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	281,179	303,944
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	405,000	407,788
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	182,000	182,799
Ford Credit Auto Owner Trust Series 1, Class A 2.26% due 11/15/2025*	140,000	141,745
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	339,000	341,027
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	192,000	193,094
HLSS Servicer Advance Receivables Trust Series 2013-T1, Class B2 1.74% due 01/16/2046*	192,000	191,558
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	115,000	115,694
JPM-BB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	206,000	214,890
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	993,444	1,088,627

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	$245,871	$251,017
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	220,400	225,067
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(1)	640,774	652,307
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	1,000,000	1,068,752
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(1)	1,000,000	1,081,519
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(1)	385,768	391,242

Total Asset Backed Securities
(cost $10,458,038)		10,421,681

U.S. CORPORATE BONDS & NOTES — 19.7%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	620,000	621,931
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024#	247,000	254,902

		876,833

Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	302,000	296,372

Auto - Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	305,000	327,966

Banks - Commercial — 1.2%
PNC Bank NA Senior Notes 1.13% due 01/27/2017	400,000	402,098
Union Bank NA Senior Notes 3.00% due 06/06/2016	560,000	585,400
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	301,000	314,925
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	542,000	578,610
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	379,000	385,832

		2,266,865

Banks - Fiduciary — 0.3%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	543,481

Banks - Super Regional — 0.2%
Comerica, Inc. Senior Notes 2.13% due 05/23/2019	144,000	144,519

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Super Regional (continued)
Wells Fargo & Co Sub. Notes 4.10% due 06/03/2026	$332,000	$334,911

		479,430

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	507,000	508,980

Cable/Satellite TV — 0.6%
COX Communications, Inc. Senior Notes 4.50% due 06/30/2043*	172,000	163,876
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	349,000	371,050
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	155,000	205,548
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	75,000	93,321
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	195,000	262,319

		1,096,114

Chemicals - Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034#	179,000	234,518

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020#	371,000	356,005

Computers — 0.4%
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	730,000	823,468

Diversified Banking Institutions — 3.5%
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	800,000	907,224
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	267,000	272,946
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,203,000	1,327,876
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	497,000	558,666
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033#	261,000	310,793
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037#	885,000	1,061,880
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/2020#	296,000	325,361
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037#	508,000	586,698

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 4.75% due 03/22/2017	$423,000	$461,553
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	892,000	955,313
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	44,000	53,975

		6,822,285

Diversified Financial Services — 1.0%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	270,000	301,407
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020#	210,000	245,305
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	461,000	552,356
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	358,000	472,975
USAA Capital Corp. Notes 2.13% due 06/03/2019*	359,000	362,362

		1,934,405

Diversified Manufacturing Operations — 0.5%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*#	326,000	334,773
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043*#	313,000	367,378
Textron, Inc. Senior Notes 4.63% due 09/21/2016#	305,000	328,320

		1,030,471

Electric - Integrated — 1.0%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	109,000	117,415
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	326,000	368,281
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	262,000	308,398
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*#	255,000	257,846
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	240,000	242,704
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	112,000	116,723
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	224,000	240,452

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	$310,000	$311,217

		1,963,036

Electric - Transmission — 0.1%
ITC Holdings Corp. Senior Notes 3.65% due 06/15/2024	166,000	166,314

Electronic Components - Semiconductors — 0.1%
Intel Corp. Senior Notes 1.35% due 12/15/2017	249,000	249,362

Electronics - Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 1.50% due 05/28/2017	56,000	56,150
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024#	167,000	169,659

		225,809

Finance - Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	163,000	163,845

Finance - Consumer Loans — 0.2%
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	186,000	222,697
SLM Corp. Senior Notes 6.13% due 03/25/2024#	187,000	187,935

		410,632

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	16,354
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	112,000	11

		16,374

Finance - Other Services — 0.2%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	478,000	480,398

Food - Misc./Diversified — 0.1%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	192,000	244,129

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042	123,000	106,576

Security Description	Principal Amount	Value (Note 2)

Insurance - Life/Health — 0.3%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	$185,000	$212,674
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	117,829
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	313,000	315,164

		645,667

Insurance - Multi-line — 0.5%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034#	477,000	563,938
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	332,000	340,996

		904,934

Insurance - Mutual — 0.2%
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	453,000	459,971

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	56,000	57,640
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	268,000	350,030

		407,670

Medical - Generic Drugs — 0.4%
Mylan, Inc. Senior Notes 5.40% due 11/29/2043#	217,000	234,655
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	519,000	577,706

		812,361

Multimedia — 0.3%
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	298,000	386,747
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	159,000	232,855

		619,602

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019#	228,000	230,238

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	407,000	420,876

Oil & Gas Drilling — 0.1%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	210,000	223,041

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	$180,000	$226,595
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021#	126,000	140,490
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	323,000	362,568

		729,653

Oil Companies - Integrated — 0.2%
Hess Corp. Senior Notes 5.60% due 02/15/2041#	138,000	158,546
Hess Corp. Senior Notes 7.88% due 10/01/2029	154,000	210,728

		369,274

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037#	172,000	214,818

Paper & Related Products — 0.8%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	488,000	568,735
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	376,763
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	571,000	654,736

		1,600,234

Pipelines — 1.0%
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042#	131,000	121,275
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021#	50,000	54,477
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	1,022,000	1,202,417
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	371,000	440,772
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023#	200,000	189,395

		2,008,336

Real Estate Investment Trusts — 0.5%
HCP, Inc. Senior Notes 3.75% due 02/01/2016	160,000	167,900
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	355,000	352,403
National Retail Properties, Inc. Senior Notes 3.90% due 06/15/2024	167,000	168,797

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc. Senior Notes 4.95% due 04/01/2024*	$239,000	$240,690

		929,790

Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 3.75% due 06/15/2024	134,000	135,122

Retail - Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	337,000	358,027

Retail - Discount — 0.1%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023#	175,000	168,355

Retail - Drug Store — 0.3%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	135,806	143,419
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	155,892	175,433
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	152,078	174,374

		493,226

Savings & Loans/Thrifts — 0.9%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	363,000	392,744
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	755,000	872,844
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	461,118

		1,726,706

Schools — 0.3%
Northwestern University Bonds 4.20% due 12/01/2047	225,000	227,110
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	113,000	107,884
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	180,000	182,876

		517,870

Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022#	311,000	285,343

Special Purpose Entities — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	435,000	445,683

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	$162,000	$156,541

		602,224

Steel - Producers — 0.1%
Glencore Funding LLC Company Guar. Notes 3.13% due 04/29/2019*	277,000	280,978

Telecom Services — 0.1%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	250,000	255,248

Telephone - Integrated — 0.9%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	363,000	346,179
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020#	343,000	379,118
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	657,000	807,735
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	122,000	154,853

		1,687,885

Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	9,930	10,767

Total U.S. Corporate Bonds & Notes
(cost $37,358,124)		38,721,884

FOREIGN CORPORATE BONDS & NOTES — 8.2%
Auto - Cars/Light Trucks — 0.2%
Volkswagen International Finance NV Company Guar. Notes 2.13% due 11/20/2018*	411,000	416,041

Banks - Commercial — 3.2%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	293,000	294,652
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	760,000	763,216
Bank of Tokyo-Mitsubishi UFJ, Ltd Senior Notes 2.30% due 03/10/2019*	318,000	322,497
BPCE SA Sub. Notes 5.15% due 07/21/2024*	208,000	216,875
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.25% due 01/14/2019	282,000	285,371
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*#	240,000	266,100
Credit Suisse New York Senior Notes 1.38% due 05/26/2017	596,000	596,994

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial (continued)
Credit Suisse New York Senior Notes 2.30% due 05/28/2019	$400,000	$401,740
Credit Suisse New York Sub. Notes 5.40% due 01/14/2020	266,000	298,190
ING Bank NV Senior Notes 4.00% due 03/15/2016*	557,000	588,158
Intesa Sanpaolo SpA Bank Guar. Notes 5.25% due 01/12/2024#	394,000	424,559
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	503,000	510,139
National Bank of Canada Guar. Notes 1.45% due 11/07/2017	650,000	646,381
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*#	216,000	229,848
Standard Chartered PLC Sub. Notes 5.70% due 03/26/2044*	470,000	498,943

		6,343,663

Banks - Money Center — 0.1%
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	239,000	241,881

Beverages - Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018#	410,000	416,249

Broadcast Services/Program — 0.1%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	251,000	251,268

Computers - Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025*	176,000	174,900

Diversified Banking Institutions — 0.8%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	573,000	573,373
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	535,000	535,317
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	196,000	212,571
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019#	259,000	304,170

		1,625,431

Diversified Financial Services — 0.2%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	373,000	390,595

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*#	$218,000	$221,489
Teck Cominco, Ltd. Senior Notes 6.13% due 10/01/2035	129,000	137,308

		358,797

Electric - Integrated — 0.1%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	136,916

Food - Meat Products — 0.1%
BRF SA Senior Notes 4.75% due 05/22/2024*#	225,000	222,469

Gold Mining — 0.1%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	177,000	181,684

Insurance - Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 2.25% due 03/11/2019*	250,000	250,364

Medical - Drugs — 0.2%
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	404,000	408,606

Metal - Iron — 0.1%
Vale SA Senior Notes 5.63% due 09/11/2042	232,000	226,275

Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021#	166,000	190,401
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031#	157,000	187,672

		378,073

Oil Companies - Exploration & Production — 0.3%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	183,000	248,744
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042#	350,000	377,130

		625,874

Oil Companies - Integrated — 0.9%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017#	475,000	476,860
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	350,000	362,421
Ecopetrol SA Senior Notes 5.88% due 05/28/2045#	182,000	187,460
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044#	183,000	201,909

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	$201,000	$207,281
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*#	178,000	204,922

		1,640,853

Petrochemicals — 0.1%
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	227,000	242,323

SupraNational Banks — 0.2%
North American Development Bank Senior Notes 2.30% due 10/10/2018	257,000	256,779

Telephone - Integrated — 0.7%
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019#	391,000	453,071
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038#	423,000	477,990
Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*	454,000	454,568

		1,385,629

Total Foreign Corporate Bonds & Notes
(cost $15,785,094)		16,174,670

MUNICIPAL BONDS & NOTES — 0.4%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	241,000	251,271
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	335,000	336,585
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	216,000	240,650

Total Municipal Bonds & Notes
(cost $789,636)		828,506

U.S. GOVERNMENT AGENCIES — 35.0%
Federal Home Loan Bank — 0.2%
5.50% due 07/15/2036	250,000	323,545

Federal Home Loan Mtg. Corp. — 11.2%
Series 2014-DN2, Class M2
1.80% due 04/25/2024 FRS	253,000	254,964
Series 2014-DN1, Class M2
2.35% due 02/25/2024 FRS(3)	461,000	476,395
2.50% due 01/01/2028	434,120	441,673
2.50% due 04/01/2028	895,205	910,781
3.00% due 08/01/2027	838,415	871,312
3.00% due 10/01/2042	858,374	854,328
3.00% due 11/01/2042	1,456,713	1,442,624
3.00% due 02/01/2043	476,376	471,765
3.00% due 04/01/2043	959,519	950,230
3.00% due 05/01/2043	1,479,923	1,472,942
3.50% due 11/01/2041	1,169,930	1,205,615
3.50% due 03/01/2042	336,176	346,430

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.50% due 04/01/2042	$1,854,497	$1,911,063
3.50% due 06/01/2042	2,471,896	2,547,294
3.50% due 08/01/2042	446,008	459,930
4.00% due 09/01/2040	183,346	194,315
4.50% due 01/01/2039	42,699	46,215
4.50% due 06/01/2040	1,296,695	1,419,857
4.50% due 06/01/2041	1,455,509	1,575,521
5.00% due 10/01/2033	3,121	3,451
5.00% due 06/01/2039	801,698	892,365
5.00% due 07/01/2040	1,349,783	1,489,716
5.50% due 11/01/2018	66,812	70,936
5.50% due 02/01/2035	331,737	371,379
6.00% due 10/01/2033	185,179	209,797
6.00% due 03/01/2040	2,081	2,327
6.50% due 02/01/2035	12,901	14,953
6.50% due 01/01/2036	23,919	26,962
6.75% due 09/15/2029#	500,000	716,723
6.75% due 03/15/2031	250,000	359,354
7.00% due 11/01/2016	4,878	5,056
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.65% due 09/15/2039(3)	714,053	106,562

		22,122,835

Federal National Mtg. Assoc. — 23.5%
2.50% due 04/01/2028	563,605	574,202
3.00% due 10/01/2027	218,273	227,434
3.00% due 12/01/2027	1,742,691	1,816,224
3.00% due 01/01/2028	1,837,653	1,915,183
3.00% due 03/01/2042	478,836	474,651
3.00% due 12/01/2042	1,097,776	1,089,383
3.00% due June TBA	2,000,000	1,980,625
3.50% due 09/01/2026	109,924	116,448
3.50% due 08/01/2027	211,342	223,886
3.50% due 10/01/2028	947,556	1,005,079
3.50% due 10/01/2041	973,905	1,005,197
3.50% due 12/01/2041	778,814	804,325
3.50% due 06/01/2042	526,896	543,826
3.50% due 07/01/2042	127,413	130,326
3.50% due 08/01/2042	1,377,586	1,415,069
3.50% due 09/01/2042	1,869,875	1,929,955
3.50% due 03/01/2043	602,846	622,216
3.50% due 08/01/2043	976,293	1,007,661
4.00% due 08/01/2026	1,368,583	1,462,494
4.00% due 04/01/2039	386,334	409,964
4.00% due 07/01/2040	248,623	264,109
4.00% due 09/01/2040	197,283	209,350
4.00% due 10/01/2040	205,227	217,779
4.00% due 12/01/2040	2,076,126	2,203,111
4.00% due 03/01/2041	334,470	354,928
4.00% due 10/01/2041	1,177,289	1,250,304
4.00% due 11/01/2041	1,166,704	1,238,875
4.00% due 01/01/2042	169,134	179,711
4.00% due 12/01/2043	1,012,588	1,078,442
4.00% due June TBA	2,164,000	2,293,502
4.50% due 11/01/2022	305,750	326,090
4.50% due 10/01/2024	646,972	694,440
4.50% due 01/01/2039	94,824	102,634
4.50% due 09/01/2039	518,095	560,770
4.50% due 09/01/2040	1,518,687	1,643,779
4.50% due 11/01/2040	427,745	462,977
4.50% due 12/01/2040	830,971	899,663
4.50% due 05/01/2041	723,424	783,011
4.50% due June TBA	1,300,000	1,406,031
5.00% due 03/15/2016#	1,140,000	1,234,899

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
5.00% due 05/11/2017	$500,000	$560,974
5.00% due 10/01/2033	8,691	9,655
5.00% due 03/01/2034	118,361	131,048
5.00% due 05/01/2039	1,173,900	1,310,286
5.00% due 05/01/2040	260,356	289,188
5.00% due 06/01/2040	166,511	184,739
5.00% due 07/01/2040	642,223	712,431
5.50% due 12/01/2029	191,414	214,102
5.50% due 04/01/2033	141,349	158,423
5.50% due 12/01/2033	140,137	156,714
5.50% due 05/01/2034	168,072	188,146
5.50% due 07/01/2037	894,387	996,410
5.50% due 08/01/2037	556,969	621,806
5.50% due 06/01/2038	86,568	97,115
6.00% due 03/01/2016	331	331
6.00% due 12/01/2016	7,132	7,415
6.00% due 11/01/2017	21,434	22,514
6.00% due 12/01/2020	59,421	62,975
6.00% due 12/01/2033	115,057	130,288
6.00% due 12/01/2036	1,162,369	1,308,635
6.00% due 05/01/2038	243,486	273,851
6.00% due 11/01/2038	327,567	368,157
6.00% due 06/01/2040	255,551	286,783
6.50% due 10/01/2037	98,325	110,798
7.50% due 08/01/2015	62	63
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.75% due 01/25/2024(3)	282,778	287,336
Series 2013-C01, Class M1
2.15% due 10/25/2023(3)	673,716	689,906
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	857,741	855,122

		46,193,764

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	155,000	156,976

Total U.S. Government Agencies
(cost $68,212,492)		68,797,120

U.S. GOVERNMENT TREASURIES — 26.1%
United States Treasury Bonds — 2.7%
2.75% due 11/15/2042	423,000	379,312
3.13% due 11/15/2041	809,000	787,638
3.13% due 02/15/2042	408,000	396,653
3.88% due 08/15/2040	54,000	60,210
4.25% due 05/15/2039	267,000	315,269
4.38% due 02/15/2038	483,000	579,826
4.38% due 11/15/2039#	934,000	1,124,741
4.50% due 05/15/2038	120,000	146,737
4.75% due 02/15/2037#	587,000	741,821
5.00% due 05/15/2037	159,000	207,495
5.25% due 11/15/2028#	404,000	520,655
8.13% due 08/15/2019	92,000	122,281

		5,382,638

United States Treasury Notes — 23.4%
0.08% due 01/31/2016 FRS	973,000	972,754
0.25% due 01/31/2015#	730,000	730,799
0.25% due 08/15/2015	800,000	801,062
0.25% due 10/31/2015	219,000	219,197
0.38% due 04/15/2015#	540,000	541,350
0.38% due 11/15/2015	9,000	9,023
0.50% due 07/31/2017	3,000,000	2,965,314

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
0.63% due 08/31/2017	$2,261,000	$2,240,332
0.75% due 06/15/2014	210,000	210,041
0.75% due 01/15/2017#	216,000	216,675
0.75% due 10/31/2017	422,000	418,736
0.75% due 12/31/2017	234,000	231,514
0.88% due 02/28/2017	2,600,000	2,613,203
1.00% due 08/31/2016	103,000	104,231
1.00% due 10/31/2016	1,369,000	1,383,974
1.00% due 03/31/2017	8,173,000	8,236,848
1.25% due 10/31/2015	2,222,000	2,255,243
1.38% due 11/30/2015	53,000	53,919
1.38% due 06/30/2018	74,000	74,410
1.38% due 02/28/2019	510,000	507,928
1.50% due 01/31/2019#	1,400,000	1,404,047
1.75% due 05/15/2022	1,640,000	1,585,034
2.00% due 02/15/2022	3,444,000	3,404,449
2.13% due 12/31/2015	150,000	154,453
2.38% due 08/31/2014	5,260,000	5,289,588
2.50% due 04/30/2015	500,000	510,899
2.75% due 12/31/2017#	1,511,000	1,602,131
2.75% due 11/15/2023#	451,000	464,389
3.13% due 05/15/2019	11,000	11,846
3.63% due 08/15/2019	27,000	29,778
3.88% due 05/15/2018	4,109,000	4,539,484
4.00% due 08/15/2018	1,403,000	1,561,714
4.25% due 08/15/2015	538,000	564,522

		45,908,887

Total U.S. Government Treasuries
(cost $50,470,367)		51,291,525

FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Electric - Distribution — 0.2%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	298,000	301,069

Regional Authority — 0.1%
Province of British Columbia Senior Notes 2.85% due 06/15/2015	272,000	279,393

Sovereign — 0.5%
Government of Canada Senior Notes 0.88% due 02/14/2017#	308,000	309,198
United Mexican States Senior Notes 3.50% due 01/21/2021	423,000	438,863
United Mexican States Senior Notes 4.75% due 03/08/2044	265,000	270,300

		1,018,361

Total Foreign Government Obligations
(cost $1,537,047)		1,598,823

PREFERRED SECURITIES — 0.3%
Electric - Integrated — 0.1%
Entergy Louisiana LLC 4.70%	7,250	160,950

Telecom Services — 0.2%
Qwest Corp. 6.13%#	13,750	319,962

Total Preferred Securities
(cost $524,956)		480,912

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Banks - Super Regional — 0.1%
Wells Fargo & Co. FRS 5.90% due 06/15/2024(6)	$185,000	$194,481
Wells Fargo Capital X 5.95% due 12/01/2086	97,000	98,698

		293,179

Diversified Banking Institutions — 0.4%
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)	302,000	304,265
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/03/2018(6)	334,000	376,585
JPMorgan Chase Capital XXIII FRS 1.22% due 05/15/2077	73,000	57,670

		738,520

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	78,000	8

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	216,000	204,660

Insurance - Life/Health — 0.2%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	283,000	297,857

Insurance - Multi-line — 0.2%
MetLife, Inc. 6.40% due 12/15/2066	284,000	316,816

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	396,000	428,175

Total Preferred Securities/Capital Securities
(cost $2,181,304)		2,279,215

Total Long-Term Investment Securities
(cost $187,317,058)		190,594,336

SHORT-TERM INVESTMENT SECURITIES — 9.5%
Registered Investment Companies — 3.6%
State Street Navigator Securities Lending Prime Portfolio(4)	7,031,113	7,031,113

Time Deposits — 5.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/2014	11,699,000	11,699,000

Total Short-Term Investment Securities
(cost $18,730,113)		18,730,113

TOTAL INVESTMENTS
(cost $206,047,171)(5)	106.5%	209,324,449
Liabilities in excess of other assets	(6.5)	(12,773,972)

NET ASSETS	100.0%	$196,550,477

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2014, the aggregate value of these securities was $15,691,698 representing 8.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2)

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $28 representing 0.0% of net assets.
(3)	Collateralized Mortgage Obligation
(4)	At May 31, 2014, the Fund had loaned securities with a total value of $7,529,237. This was secured by collateral of $7,031,113, which was received in cash and subsequently invested in short-term investments currently valued at $7,031,113 as reported in the portfolio of investments. Additional collateral of $651,032 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
Federal Agricultural Mtg. Corp.	5.13%	04/19/2017	$376
Federal Home Loan Mtg. Corp.	0.27% to 32.49%	03/15/2018 to 04/15/2049	192,821
Federal National Mtg. Assoc.	zero coupon to 21.75%	09/01/2014 to 12/01/2047	255,754
Government National Mtg. Assoc.	0.55% to 38.64%	12/16/2024 to 04/15/2054	73,819
United States Treasury Notes/Bonds	0.13% to 4.75%	01/15/2015 to 02/15/2041	128,262
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Perpetual maturity — maturity date reflects the next call date.

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The accrual principal and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rate shown on FRS and VRS are the current interest rate as of May 31, 2014 and unless notes otherwise, the date shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$10,421,681	$—	$10,421,681
U.S. Corporate Bonds & Notes	—	38,721,884	—	38,721,884
Foreign Corporate Bonds & Notes	—	16,174,670	—	16,174,670
Municipal Bonds & Notes	—	828,506	—	828,506
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	22,122,835	—	22,122,835
Federal National Mtg. Assoc.	—	46,193,764	—	46,193,764
Other Government Agencies*	—	480,521	—	480,521
U.S. Government Treasuries:
United States Treasury Bonds	—	5,382,638	—	5,382,638
United States Treasury Notes	—	45,908,887	—	45,908,887
Foreign Government Obligations	—	1,598,823	—	1,598,823
Preferred Securities	480,912	—	—	480,912
Preferred Securities/Capital Securities	—	2,279,215	—	2,279,215
Short-Term Investment Securities:
Registered Investment Companies	7,031,113	—	—	7,031,113
Time Deposits	—	11,699,000	—	11,699,000

Total	$7,512,025	$201,812,424	$—	$209,324,449

*	Sum of all other industries or other government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.7%
Medical — Drugs	5.5
Oil Companies — Integrated	4.9
Banks — Super Regional	4.6
Registered Investment Companies	3.5
Oil — Field Services	3.2
Repurchase Agreements	3.0
Auto/Truck Parts & Equipment — Original	2.6
Diversified Manufacturing Operations	2.6
Oil Refining & Marketing	2.6
Computers — Memory Devices	2.5
Web Portals/ISP	2.4
Insurance — Multi-line	2.4
Finance — Credit Card	2.3
Commercial Services — Finance	2.2
Retail — Drug Store	2.2
Networking Products	2.1
Medical Instruments	2.1
Computers	2.0
Cable/Satellite TV	1.9
Aerospace/Defense	1.9
Medical — HMO	1.9
Medical — Biomedical/Gene	1.8
Chemicals — Diversified	1.7
Retail — Building Products	1.6
Airlines	1.5
Oil Companies — Exploration & Production	1.4
Enterprise Software/Service	1.4
Insurance — Property/Casualty	1.4
Medical Products	1.3
Applications Software	1.3
Internet Security	1.2
Medical — Generic Drugs	1.1
Medical — Wholesale Drug Distribution	1.1
Multimedia	1.0
Insurance — Life/Health	1.0
Medical — Hospitals	0.9
Containers — Paper/Plastic	0.8
Retail — Apparel/Shoe	0.8
Food — Retail	0.8
Appliances	0.7
Paper & Related Products	0.6
Computer Services	0.6
Engines — Internal Combustion	0.6
E-Commerce/Services	0.6
Retail — Regional Department Stores	0.6
Electronic Components — Semiconductors	0.6
Finance — Other Services	0.6
Electric — Generation	0.5
Medical Labs & Testing Services	0.5
Computers — Integrated Systems	0.5
Electronic Components — Misc.	0.5
Chemicals — Specialty	0.5
Electronic Security Devices	0.5
Telephone — Integrated	0.4
Batteries/Battery Systems	0.4
Auto — Cars/Light Trucks	0.4
Transport — Rail	0.4
Internet Content — Entertainment	0.4
Home Decoration Products	0.3
Retail — Vitamins & Nutrition Supplements	0.3
Semiconductor Equipment	0.3
Wireless Equipment	0.3
Office Automation & Equipment	0.3
Banks — Commercial	0.3
Metal — Iron	0.2
Entertainment Software	0.2
Electric — Integrated	0.2
Machine Tools & Related Products	0.2

Real Estate Management/Services	0.2
Engineering/R&D Services	0.2
X-Ray Equipment	0.2
Advertising Agencies	0.2
Advertising Sales	0.2
Food — Misc./Diversified	0.2
Tools-Hand Held	0.1
Telecom Equipment — Fiber Optics	0.1
Steel — Producers	0.1
Gas — Distribution	0.1
Electronic Parts Distribution	0.1
Multilevel Direct Selling	0.1
Instruments — Controls	0.1
Consumer Products — Misc.	0.1
Cellular Telecom	0.1
Banks — Fiduciary	0.1
Containers — Metal/Glass	0.1

104.0%

*	Calculated as a percentage of net assets

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.5%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	22,000	$420,640

Advertising Sales — 0.2%
CBS Outdoor Americas, Inc.#	12,500	405,875

Aerospace/Defense — 1.9%
Northrop Grumman Corp.	6,200	753,610
Raytheon Co.	34,780	3,393,485
Rockwell Collins, Inc.#	9,700	766,688
Spirit AeroSystems, Inc.†	9,400	305,030

		5,218,813

Airlines — 1.5%
Delta Air Lines, Inc.	48,835	1,949,005
United Continental Holdings, Inc.†	44,742	1,985,202

		3,934,207

Appliances — 0.7%
Whirlpool Corp.	12,440	1,785,762

Applications Software — 1.3%
Microsoft Corp.	83,735	3,428,111

Auto - Cars/Light Trucks — 0.4%
General Motors Co.	29,450	1,018,381

Auto/Truck Parts & Equipment - Original — 2.6%
BorgWarner, Inc.	20,340	1,279,182
Lear Corp.	11,800	1,038,990
TRW Automotive Holdings Corp.†	41,816	3,548,924
WABCO Holdings, Inc.†	11,000	1,174,470

		7,041,566

Banks - Commercial — 0.3%
Regions Financial Corp.	67,190	684,666

Banks - Fiduciary — 0.1%
State Street Corp.	3,190	208,211

Banks - Super Regional — 4.6%
Capital One Financial Corp.	25,580	2,018,006
SunTrust Banks, Inc.	60,800	2,329,856
US Bancorp	116,475	4,914,081
Wells Fargo & Co.	60,745	3,084,631

		12,346,574

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.	9,640	1,118,240

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	98,300	5,131,260
Time Warner Cable, Inc.	700	98,812

		5,230,072

Cellular Telecom — 0.1%
U.S. Cellular Corp.†#	4,900	210,455

Chemicals - Diversified — 1.7%
Akzo Nobel NV ADR#	38,000	950,760
Celanese Corp., Series A	3,600	225,720
Dow Chemical Co.	22,200	1,157,064
LyondellBasell Industries NV, Class A	6,050	602,399
PPG Industries, Inc.	8,150	1,643,121

		4,579,064

Chemicals - Specialty — 0.5%
Ashland, Inc.	4,700	484,100
Cabot Corp.	15,012	848,929

		1,333,029

Security Description	Shares	Value (Note 2)

Commercial Services - Finance — 2.2%
MasterCard, Inc., Class A	56,300	$4,304,135
Total System Services, Inc.	35,723	1,080,978
Western Union Co.#	39,640	640,979

		6,026,092

Computer Services — 0.6%
Cognizant Technology Solutions Corp., Class A†	32,200	1,565,242

Computers — 2.0%
Apple, Inc.	5,530	3,500,490
Hewlett-Packard Co.	57,277	1,918,779

		5,419,269

Computers - Integrated Systems — 0.5%
Brocade Communications Systems, Inc.	147,689	1,346,924

Computers - Memory Devices — 2.5%
EMC Corp.	125,600	3,335,936
NetApp, Inc.	29,452	1,090,019
Western Digital Corp.	26,950	2,367,557

		6,793,512

Consumer Products - Misc. — 0.1%
Tupperware Brands Corp.#	2,600	217,672

Containers - Metal/Glass — 0.1%
Crown Holdings, Inc.†	2,900	141,665

Containers - Paper/Plastic — 0.8%
Packaging Corp. of America	31,505	2,178,886
Rock-Tenn Co., Class A	400	40,412

		2,219,298

Diversified Banking Institutions — 8.7%
Bank of America Corp.	311,554	4,716,928
Citigroup, Inc.	151,553	7,209,376
Goldman Sachs Group, Inc.	11,889	1,899,981
JPMorgan Chase & Co.	160,304	8,908,093
Morgan Stanley	21,600	666,576

		23,400,954

Diversified Manufacturing Operations — 2.6%
3M Co.	37,550	5,352,752
Parker Hannifin Corp.	13,234	1,657,294

		7,010,046

E-Commerce/Services — 0.6%
Priceline Group, Inc.†	1,190	1,521,570

Electric - Generation — 0.5%
AES Corp.	101,500	1,431,150

Electric - Integrated — 0.2%
Edison International	9,370	516,662
PG&E Corp.	1,900	87,153

		603,815

Electronic Components - Misc. — 0.5%
TE Connectivity, Ltd.	22,600	1,343,796

Electronic Components - Semiconductors — 0.6%
Micron Technology, Inc.†	52,100	1,489,539

Electronic Parts Distribution — 0.1%
Avnet, Inc.	7,900	344,203

Electronic Security Devices — 0.5%
Tyco International, Ltd.	29,450	1,285,198

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Engineering/R&D Services — 0.2%
AECOM Technology Corp.†	15,600	$501,384

Engines - Internal Combustion — 0.6%
Cummins, Inc.	10,150	1,552,239

Enterprise Software/Service — 1.4%
CA, Inc.	18,975	544,393
Oracle Corp.	77,380	3,251,507

		3,795,900

Entertainment Software — 0.2%
Activision Blizzard, Inc.	30,000	623,400

Finance - Credit Card — 2.3%
Discover Financial Services	103,500	6,119,955

Finance - Other Services — 0.6%
NASDAQ OMX Group, Inc.#	39,275	1,488,522

Food - Misc./Diversified — 0.2%
ConAgra Foods, Inc.	12,400	400,520

Food - Retail — 0.8%
Kroger Co.	43,385	2,071,200

Gas - Distribution — 0.1%
UGI Corp.#	7,470	363,565

Home Decoration Products — 0.3%
Newell Rubbermaid, Inc.	31,800	931,104

Instruments - Controls — 0.1%
Honeywell International, Inc.	2,945	274,327

Insurance - Life/Health — 1.0%
Aflac, Inc.	8,480	519,230
Lincoln National Corp.#	22,987	1,102,457
Prudential Financial, Inc.	11,675	959,218

		2,580,905

Insurance - Multi-line — 2.4%
ACE, Ltd.	4,805	498,327
American Financial Group, Inc.	8,600	502,068
Genworth Financial, Inc., Class A†	199,000	3,381,010
Hartford Financial Services Group, Inc.	28,519	988,183
MetLife, Inc.	8,555	435,706
XL Group PLC	21,120	685,555

		6,490,849

Insurance - Property/Casualty — 1.4%
Travelers Cos., Inc.	39,815	3,720,712

Internet Content - Entertainment — 0.4%
Facebook, Inc., Class A†	15,500	981,150

Internet Security — 1.2%
Symantec Corp.	62,700	1,378,773
VeriSign, Inc.†#	34,500	1,727,760

		3,106,533

Machine Tools & Related Products — 0.2%
Kennametal, Inc.#	12,400	558,496

Medical Instruments — 2.1%
Medtronic, Inc.	86,544	5,281,780
St Jude Medical, Inc.	3,900	253,110

		5,534,890

Medical Labs & Testing Services — 0.5%
Quest Diagnostics, Inc.#	23,100	1,383,459

Security Description	Shares	Value (Note 2)

Medical Products — 1.3%
Baxter International, Inc.	12,900	$959,889
Hospira, Inc.†#	28,300	1,391,511
Zimmer Holdings, Inc.	12,200	1,273,070

		3,624,470

Medical - Biomedical/Gene — 1.8%
Amgen, Inc.	15,600	1,809,444
Biogen Idec, Inc.†	9,540	3,046,790

		4,856,234

Medical - Drugs — 5.5%
Eli Lilly & Co.	26,400	1,580,304
Johnson & Johnson	10,965	1,112,509
Merck & Co., Inc.	82,640	4,781,550
Pfizer, Inc.	210,582	6,239,545
Salix Pharmaceuticals, Ltd.†	9,350	1,066,648

		14,780,556

Medical - Generic Drugs — 1.1%
Mylan, Inc.†	40,749	2,030,930
Teva Pharmaceutical Industries, Ltd. ADR	20,900	1,055,241

		3,086,171

Medical - HMO — 1.9%
Aetna, Inc.	37,000	2,869,350
UnitedHealth Group, Inc.	28,000	2,229,640

		5,098,990

Medical - Hospitals — 0.9%
Community Health Systems, Inc.†	6,500	271,505
Universal Health Services, Inc., Class B	22,658	2,029,477

		2,300,982

Medical - Wholesale Drug Distribution — 1.1%
McKesson Corp.	16,100	3,053,204

Metal - Iron — 0.2%
Vale SA ADR#	49,400	629,850

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	3,800	280,592

Multimedia — 1.0%
Time Warner, Inc.	10,761	751,441
Viacom, Inc., Class B	21,470	1,832,035

		2,583,476

Networking Products — 2.1%
Cisco Systems, Inc.	229,530	5,651,029

Office Automation & Equipment — 0.3%
Xerox Corp.	64,000	790,400

Oil Companies - Exploration & Production — 1.4%
Apache Corp.	28,080	2,617,618
Cobalt International Energy, Inc.†#	22,800	421,572
Gulfport Energy Corp.†	13,700	842,961

		3,882,151

Oil Companies - Integrated — 4.9%
BP PLC ADR	44,000	2,219,800
Exxon Mobil Corp.	17,320	1,741,180
Marathon Oil Corp.	84,454	3,096,084
Suncor Energy, Inc.	124,480	4,796,214
Total SA ADR#	18,350	1,274,407

		13,127,685

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Refining & Marketing — 2.6%
Marathon Petroleum Corp.	40,823	$3,649,168
PBF Energy, Inc.	28,497	909,339
Tesoro Corp.	17,389	977,262
Valero Energy Corp.	26,200	1,468,510

		7,004,279

Oil - Field Services — 3.2%
Halliburton Co.	39,384	2,545,782
MRC Global, Inc.†	14,000	403,060
Oceaneering International, Inc.	15,700	1,131,185
Schlumberger, Ltd.	42,700	4,442,508

		8,522,535

Paper & Related Products — 0.6%
Domtar Corp.	18,300	1,663,104

Pharmacy Services — 0.0%
Express Scripts Holding Co.†	1,600	114,352

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	2,800	83,552
Jones Lang LaSalle, Inc.	3,900	473,031

		556,583

Retail - Apparel/Shoe — 0.8%
Gap, Inc.#	4,300	177,289
Ross Stores, Inc.	28,600	1,957,670

		2,134,959

Retail - Building Products — 1.6%
Lowe’s Cos., Inc.	92,500	4,354,900

Retail - Drug Store — 2.2%
CVS Caremark Corp.	76,550	5,995,396

Retail - Regional Department Stores — 0.6%
Macy’s, Inc.	24,900	1,491,261

Retail - Vitamins & Nutrition Supplements — 0.3%
GNC Holdings, Inc., Class A	25,000	923,000

Semiconductor Equipment — 0.3%
KLA-Tencor Corp.#	4,500	294,840
Teradyne, Inc.#	34,000	605,200

		900,040

Steel - Producers — 0.1%
Reliance Steel & Aluminum Co.	5,300	381,335

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc.	18,460	393,198

Telephone - Integrated — 0.4%
Telephone & Data Systems, Inc.	13,200	365,772
Verizon Communications, Inc.	16,600	829,336

		1,195,108

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc.	4,500	393,300

Transport - Rail — 0.4%
Norfolk Southern Corp.	4,800	483,600
Union Pacific Corp.	2,500	498,175

		981,775

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 2.4%
Google, Inc., Class A†	5,750	$3,286,987
Google, Inc., Class C†	5,750	3,225,635

		6,512,622

Wireless Equipment — 0.3%
Telefonaktiebolaget LM Ericsson ADR	71,000	883,950

X-Ray Equipment — 0.2%
Hologic, Inc.†#	18,700	457,028

Total Common Stocks
(cost $200,762,709)		262,207,236

CONVERTIBLE PREFERRED SECURITY — 0.0%
Tools - Hand Held — 0.0%
Stanley Black & Decker, Inc. 6.25% due 11/17/2016 (cost $60,000)	600	68,268

Total Long-Term Investment Securities
(cost $200,822,709)		262,275,504

SHORT-TERM INVESTMENT SECURITIES — 6.5%
Registered Investment Companies — 3.5%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $9,307,323)	9,307,323	9,307,323

REPURCHASE AGREEMENT — 3.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/30/2014, to be repurchased 06/02/2014 in the amount of $7,987,000 and collateralized by $8,685,000 of Federal Home Loan Mtg. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $8,147,980 (cost $7,987,000)	$7,987,000	7,987,000

TOTAL INVESTMENTS
(cost $218,117,032)(2)	104.0%	279,569,827
Liabilities in excess of other assets	(4.0)	(10,703,691)

NET ASSETS	100.0%	$268,866,136

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At May 31, 2014, the Fund had loaned securities with a total value of $10,692,003. This was secured by collateral of $9,307,323, which was received in cash and subsequently invested in short-term investments currently valued at $9,307,323 as reported in the portfolio of investments. Additional collateral of $1,722,141 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	08/01/2027 to 11/15/2040	$68,672
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	1,363,635
Government National Mtg. Assoc.	0.55% to 4.00%	11/20/2038 to 01/16/2040	289,834

(2)	See Note 5 for cost of investments on a tax basis.

ADR—Amearican Depository Receipt

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Banking Institutions	$23,400,954	$—	$—	$23,400,954
Medical - Drugs	14,780,556	—	—	14,780,556
Other Industries*	224,025,726	—	—	224,025,726
Convertible Preferred Securities:	68,268	—	—	68,268
Short-Term Investment Securities:
Registered Investment Companies	9,307,323	—	—	9,307,323
Repurchase Agreement	—	7,987,000	—	7,987,000

Total	$271,582,827	$7,987,000	$—	$279,569,827

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Medical — Drugs	9.5%
Tobacco	6.4
Oil Companies — Integrated	6.1
Aerospace/Defense	5.4
Banks — Super Regional	4.9
Telephone — Integrated	3.6
Diversified Banking Institutions	3.2
Food — Misc./Diversified	3.1
Commercial Services — Finance	2.8
Diversified Manufacturing Operations	2.5
Applications Software	2.5
Computer Services	2.2
Electronic Components — Semiconductors	2.2
Retail — Restaurants	2.2
Electric — Integrated	2.1
Time Deposits	2.0
Oil Refining & Marketing	1.9
Cosmetics & Toiletries	1.9
Consumer Products — Misc.	1.7
Cable/Satellite TV	1.6
Chemicals — Diversified	1.6
Retail — Building Products	1.4
Toys	1.4
Networking Products	1.3
Insurance — Property/Casualty	1.3
Non-Hazardous Waste Disposal	1.2
Data Processing/Management	1.2
Pipelines	1.2
Internet Security	1.2
Enterprise Software/Service	1.1
Aerospace/Defense — Equipment	1.1
Insurance — Life/Health	1.1
Oil Companies — Exploration & Production	1.0
Retail — Apparel/Shoe	1.0
Insurance — Multi-line	0.9
Finance — Credit Card	0.9
Paper & Related Products	0.9
Transport — Rail	0.9
Retail — Office Supplies	0.9
Banks — Commercial	0.8
Instruments — Controls	0.8
Apparel Manufacturers	0.8
Diversified Minerals	0.7
Beverages — Wine/Spirits	0.7
Transport — Services	0.7
Real Estate Investment Trusts	0.5
Wireless Equipment	0.5
Beverages — Non-alcoholic	0.5
Semiconductor Components — Integrated Circuits	0.5
Water	0.5
Industrial Gases	0.4
Finance — Other Services	0.4
Multimedia	0.4
Oil — Field Services	0.4
Auto/Truck Parts & Equipment — Original	0.3
Retail — Discount	0.3
Gas — Distribution	0.3
Medical Labs & Testing Services	0.3
Publishing — Periodicals	0.3
Industrial Automated/Robotic	0.3
Repurchase Agreement	0.3
Telecom Services	0.2
Electric — Transmission	0.2
Metal — Copper	0.2

100.7%

*	Calculated as a percentage of net assets

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Aerospace/Defense — 5.4%
Lockheed Martin Corp.	73,910	$12,095,372
Northrop Grumman Corp.	43,295	5,262,507
Raytheon Co.	167,397	16,332,925

		33,690,804

Aerospace/Defense - Equipment — 1.1%
United Technologies Corp.	57,960	6,736,111

Apparel Manufacturers — 0.8%
VF Corp.	74,170	4,674,193

Applications Software — 2.5%
Microsoft Corp.	377,433	15,452,107

Auto/Truck Parts & Equipment - Original — 0.3%
Johnson Controls, Inc.	44,690	2,161,208

Banks - Commercial — 0.8%
M&T Bank Corp.	8,020	973,388
Toronto-Dominion Bank	81,920	4,061,624

		5,035,012

Banks - Super Regional — 4.9%
Fifth Third Bancorp	206,640	4,275,382
SunTrust Banks, Inc.	157,910	6,051,111
US Bancorp	147,490	6,222,603
Wells Fargo & Co.	271,705	13,797,180

		30,346,276

Beverages - Non-alcoholic — 0.5%
Coca-Cola Co.	72,365	2,960,452

Beverages - Wine/Spirits — 0.7%
Diageo PLC	141,915	4,564,874

Cable/Satellite TV — 1.6%
Comcast Corp., Special Class A	196,335	10,178,006

Chemicals - Diversified — 1.6%
Dow Chemical Co.	56,905	2,965,888
E.I. du Pont de Nemours & Co.	95,070	6,589,302
Olin Corp.	7,763	211,542

		9,766,732

Commercial Services - Finance — 2.8%
Automatic Data Processing, Inc.	114,943	9,158,658
H&R Block, Inc.	272,634	8,119,041

		17,277,699

Computer Services — 2.2%
Accenture PLC, Class A	100,397	8,177,336
International Business Machines Corp.	30,450	5,613,762

		13,791,098

Consumer Products - Misc. — 1.7%
Clorox Co.	83,986	7,526,825
Kimberly-Clark Corp.	25,880	2,907,618

		10,434,443

Cosmetics & Toiletries — 1.9%
Procter & Gamble Co.	149,068	12,043,204

Data Processing/Management — 1.2%
Paychex, Inc.	180,350	7,414,188

Diversified Banking Institutions — 3.2%
Bank of America Corp.	76,400	1,156,696
Citigroup, Inc.	90,210	4,291,290
JPMorgan Chase & Co.	212,475	11,807,236
Morgan Stanley	90,760	2,800,853

		20,056,075

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 2.5%
3M Co.	30,015	$4,278,638
General Electric Co.	429,775	11,513,672

		15,792,310

Diversified Minerals — 0.7%
BHP Billiton, Ltd.	133,870	4,610,931

Electric - Integrated — 2.1%
Dominion Resources, Inc.	59,180	4,081,053
Duke Energy Corp.	22,420	1,593,614
NextEra Energy, Inc.	44,230	4,306,233
Northeast Utilities	34,705	1,575,607
Wisconsin Energy Corp.	35,880	1,633,257

		13,189,764

Electric - Transmission — 0.2%
ITC Holdings Corp.	30,025	1,098,915

Electronic Components - Semiconductors — 2.2%
Intel Corp.	499,409	13,643,854

Enterprise Software/Service — 1.1%
CA, Inc.	236,185	6,776,148

Finance - Credit Card — 0.9%
American Express Co.	62,960	5,760,840

Finance - Other Services — 0.4%
CME Group, Inc.	37,410	2,693,520

Food - Misc./Diversified — 3.1%
General Mills, Inc.	52,975	2,909,917
Kraft Foods Group, Inc.	178,318	10,602,788
Mondelez International, Inc., Class A	104,755	3,940,883
Unilever NV	43,395	1,883,777

		19,337,365

Gas - Distribution — 0.3%
Sempra Energy	21,155	2,122,904

Industrial Automated/Robotic — 0.3%
Rockwell Automation, Inc.	13,320	1,612,786

Industrial Gases — 0.4%
Praxair, Inc.	20,855	2,757,865

Instruments - Controls — 0.8%
Honeywell International, Inc.	51,005	4,751,116

Insurance - Life/Health — 1.1%
Prudential Financial, Inc.	81,285	6,678,376

Insurance - Multi-line — 0.9%
ACE, Ltd.	40,435	4,193,514
MetLife, Inc.	33,610	1,711,757

		5,905,271

Insurance - Property/Casualty — 1.3%
Chubb Corp.	36,195	3,353,829
Travelers Cos., Inc.	48,430	4,525,783

		7,879,612

Internet Security — 1.2%
Symantec Corp.	326,547	7,180,769

Medical Labs & Testing Services — 0.3%
Quest Diagnostics, Inc.	28,365	1,698,780

Medical - Drugs — 9.5%
Abbott Laboratories	34,085	1,363,741
AbbVie, Inc.	34,085	1,851,838
Bristol-Myers Squibb Co.	127,530	6,343,342
Eli Lilly & Co.	150,735	9,022,997

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Johnson & Johnson	69,355	$7,036,758
Merck & Co., Inc.	307,414	17,786,974
Pfizer, Inc.	531,418	15,745,916

		59,151,566

Metal - Copper — 0.2%
Southern Copper Corp.	34,435	1,023,408

Multimedia — 0.4%
Walt Disney Co.	29,325	2,463,593

Networking Products — 1.3%
Cisco Systems, Inc.	323,281	7,959,178

Non-Hazardous Waste Disposal — 1.2%
Waste Management, Inc.	171,785	7,675,354

Oil Companies - Exploration & Production — 1.0%
ConocoPhillips	29,250	2,338,245
Occidental Petroleum Corp.	40,760	4,063,364

		6,401,609

Oil Companies - Integrated — 6.1%
Chevron Corp.	151,829	18,643,083
Exxon Mobil Corp.	81,660	8,209,280
Marathon Oil Corp.	86,035	3,154,043
Phillips 66	18,910	1,603,379
Total SA ADR	92,025	6,391,136

		38,000,921

Oil Refining & Marketing — 1.9%
HollyFrontier Corp.	172,448	8,493,064
Marathon Petroleum Corp.	40,510	3,621,189

		12,114,253

Oil - Field Services — 0.4%
Schlumberger, Ltd.	23,505	2,445,460

Paper & Related Products — 0.9%
International Paper Co.	59,070	2,813,504
MeadWestvaco Corp.	66,750	2,708,715

		5,522,219

Pipelines — 1.2%
Enbridge, Inc.	110,970	5,273,711
Spectra Energy Corp.	48,690	1,975,840

		7,249,551

Publishing - Periodicals — 0.3%
Nielsen NV	33,700	1,626,362

Real Estate Investment Trusts — 0.5%
American Tower Corp.	17,510	1,569,421
Weyerhaeuser Co.	53,290	1,674,372

		3,243,793

Retail - Apparel/Shoe — 1.0%
Coach, Inc.	145,666	5,930,063

Retail - Building Products — 1.4%
Home Depot, Inc.	111,260	8,926,390

Retail - Discount — 0.3%
Wal-Mart Stores, Inc.	27,760	2,131,135

Retail - Office Supplies — 0.9%
Staples, Inc.	477,293	5,369,546

Retail - Restaurants — 2.2%
McDonald’s Corp.	132,691	13,458,848

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Components - Integrated Circuits — 0.5%
QUALCOMM, Inc.	36,600	$2,944,470

Telecom Services — 0.2%
BCE, Inc.	26,130	1,200,151

Telephone - Integrated — 3.6%
AT&T, Inc.	216,363	7,674,395
Verizon Communications, Inc.	290,382	14,507,485

		22,181,880

Tobacco — 6.4%
Altria Group, Inc.	248,737	10,337,510
Lorillard, Inc.	147,138	9,147,569
Philip Morris International, Inc.	129,518	11,467,524
Reynolds American, Inc.	147,595	8,801,090

		39,753,693

Toys — 1.4%
Mattel, Inc.	223,078	8,662,119

Transport - Rail — 0.9%
CSX Corp.	45,630	1,341,522
Union Pacific Corp.	20,555	4,095,995

		5,437,517

Transport - Services — 0.7%
United Parcel Service, Inc., Class B	42,275	4,391,527

Water — 0.5%
American Water Works Co., Inc.	57,660	2,802,853

Wireless Equipment — 0.5%
Motorola Solutions, Inc.	45,830	3,089,859

Total Long-Term Investment Securities
(cost $481,463,543)		611,230,926

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Time Deposits — 2.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/2014 (cost $12,353,000)	$12,353,000	12,353,000

REPURCHASE AGREEMENT — 0.3%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $1,540,000)	1,540,000	1,540,000

TOTAL INVESTMENTS
(cost $495,356,543)(2)	100.7%	625,123,926
Liabilities in excess of other assets	(0.7)	(4,090,764)

NET ASSETS	100.0%	$621,033,162

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Aerospace/Defense	$33,690,804	$—	$—	$33,690,804
Medical - Drugs	59,151,566	—	—	59,151,566
Oil Companies - Integrated	38,000,921	—	—	38,000,921
Tobacco	39,753,693	—	—	39,753,693
Other Industries*	440,633,942	—	—	440,633,942
Short-Term Investment Securities:
Time Deposits	—	12,353,000	—	12,353,000
Repurchase Agreement	—	1,540,000	—	1,540,000

Total	$611,230,926	$13,893,000	$—	$625,123,926

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $9,175,805 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Dynamic Allocation Fund@

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	48.4%
Domestic Fixed Income Investment Companies	19.2
International Equity Investment Companies	12.2
United States Treasury Notes	10.8
United States Treasury Bonds	4.2
Registered Investment Companies	3.3
International Fixed Income Investment Companies	0.8

98.9%

*	Calculated as a percentage of net assets

VALIC Company I Dynamic Allocation Fund@

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 80.6%
Domestic Equity Investment Companies — 48.4%
VALIC Co. I Blue Chip Growth Fund	593,394	$10,158,904
VALIC Co. I Broad Cap Value Income Fund	670,383	10,183,124
VALIC Co. I Dividend Value Fund	469,250	6,208,175
VALIC Co. I Growth & Income Fund	337,771	5,992,051
VALIC Co. I Growth Fund	622,845	10,438,887
VALIC Co. I Large Cap Core Fund	459,493	6,547,769
VALIC Co. I Stock Index Fund	908,856	31,482,774
VALIC Co. I Value Fund	733,828	10,405,675
VALIC Co. II Capital Appreciation Fund	401,376	6,137,045
VALIC Co. II Large Cap Value Fund	368,409	6,215,066
VALIC Co. II Mid Cap Growth Fund	604,797	5,896,773
VALIC Co. II Mid Cap Value Fund	255,682	6,230,975
VALIC Co. II Small Cap Growth Fund	235,248	3,604,003
VALIC Co. II Small Cap Value Fund	249,845	4,017,507

Total Domestic Equity Investment Companies
(cost $111,093,598)		123,518,728

Domestic Fixed Income Investment Companies — 19.2%
VALIC Co. I Capital Conservation Fund	1,447,761	14,245,965
VALIC Co. I Government Securities Fund	915,385	9,822,076
VALIC Co. I Inflation Protected Fund	361,923	4,100,582
VALIC Co. II Core Bond Fund	1,297,692	14,261,635
VALIC Co. II High Yield Bond Fund	259,256	2,040,344
VALIC Co. II Strategic Bond Fund	379,987	4,423,046

Total Domestic Fixed Income Investment Companies
(cost $48,878,217)		48,893,648

International Equity Investment Companies — 12.2%
VALIC Co. I Emerging Economies Fund	770,565	6,256,988
VALIC Co. I Foreign Value Fund	573,834	6,564,665
VALIC Co. I Global Real Estate Fund	499,235	4,283,433
VALIC Co. I International Equities Fund	1,058,264	7,873,485
VALIC Co. I International Growth Fund	434,746	6,147,311

Total International Equity Investment Companies
(cost $28,931,370)		31,125,882

International Fixed Income Investment Companies — 0.8%
VALIC Co. I International Government Bond Fund (cost $2,041,899)	169,066	2,069,373

Total Affiliated Registered Investment Companies
(cost $190,945,084)		205,607,631

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 15.0%
United States Treasury Bonds — 4.2%
7.13% due 02/15/2023	$370,000	$512,826
7.63% due 11/15/2022	7,076,500	10,046,974
8.13% due 05/15/2021	188,000	263,567

		10,823,367

United States Treasury Notes — 10.8%
1.63% due 11/15/2022	810,000	768,424
1.75% due 05/15/2023	4,250,000	4,040,156
2.00% due 11/15/2021	1,806,000	1,791,186
2.00% due 02/15/2022	955,000	944,033
2.00% due 02/15/2023	9,000,000	8,771,481
2.13% due 08/15/2021	169,000	169,634
2.50% due 08/15/2023	2,010,000	2,030,727
2.75% due 11/15/2023	4,785,000	4,927,057
2.75% due 02/15/2024	3,900,000	4,007,250

		27,449,948

Total U.S. Government Treasuries
(cost $38,013,580)		38,273,315

Total Long-Term Investment Securities
(cost $228,958,664)		243,880,946

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Registered Investment Companies — 3.3%
AllianceBernstein Government STIF Portfolio (cost $8,357,860)	8,357,860	8,357,860

TOTAL INVESTMENTS
(cost $237,316,524)(1)	98.9%	252,238,806
Other assets less liabilities	1.1	2,762,500

NET ASSETS	100.0%	$255,001,306

@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.
(1)	See Note 5 for cost of investments on a tax basis.

STIF—Short Term Index Fund

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2014	Unrealized Appreciation (Depreciation)
621	Long	S&P 500 E-Mini Index	June 2014	$58,675,106	$59,662,575	$987,469

VALIC Company I Dynamic Allocation Fund@

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$123,518,728	$—	$—	$123,518,728
Domestic Fixed Income Investment Companies	48,893,648	—	—	48,893,648
International Equity Investment Companies	31,125,882	—	—	31,125,882
International Fixed Income Investment Companies	2,069,373	—	—	2,069,373
U.S. Government Treasuries:
United State Treasury Bonds	—	10,823,367	—	10,823,367
United State Treasury Notes	—	27,449,948	—	27,449,948
Short-Term Investment Securities:
Registered Investment Companies	8,357,860	—	—	8,357,860
Other Financial Instruments:†
Open Futures Contracts - Appreciation	987,469	—	—	987,469

Total	$214,952,960	$38,273,315	$—	$253,226,275

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE  — May 31, 2014 (unaudited)

Industry Allocation*

Banks — Commercial	15.3%
Cellular Telecom	7.7
Electronic Components — Semiconductors	7.0
Auto — Cars/Light Trucks	6.4
Semiconductor Components — Integrated Circuits	5.9
Oil Companies — Integrated	5.9
Oil Companies — Exploration & Production	3.8
Registered Investment Companies	3.5
Chemicals — Diversified	2.0
Oil Refining & Marketing	1.8
Metal — Iron	1.8
Telecom Services	1.7
Brewery	1.7
Rubber — Tires	1.6
Diversified Operations	1.6
Airlines	1.5
Computer Services	1.4
Computers	1.3
Diversified Financial Services	1.3
Finance — Mortgage Loan/Banker	1.2
Insurance — Property/Casualty	1.1
Internet Content — Entertainment	1.1
Casino Hotels	1.1
Aerospace/Defense	1.1
Tobacco	1.1
Auto/Truck Parts & Equipment — Original	1.1
Metal Processors & Fabrication	1.0
Food — Retail	1.0
Telephone — Integrated	1.0
Computers — Periphery Equipment	1.0
Electronic Components — Misc.	0.9
Steel — Producers	0.9
Oil — Field Services	0.8
Applications Software	0.7
Wireless Equipment	0.6
Real Estate Operations & Development	0.6
Public Thoroughfares	0.6
Banks — Special Purpose	0.5
Schools	0.5
Electric — Integrated	0.5
Home Furnishings	0.5
Investment Management/Advisor Services	0.5
Web Portals/ISP	0.5
Circuit Boards	0.4
Auto/Truck Parts & Equipment — Replacement	0.4
Retail — Discount	0.4
Athletic Footwear	0.4
Insurance — Multi-line	0.4
Finance — Commercial	0.4
Agricultural Chemicals	0.4
Building Products — Cement	0.4
Semiconductor Equipment	0.4
Building — Heavy Construction	0.3
Audio/Video Products	0.3
Finance — Other Services	0.3
Engines — Internal Combustion	0.3
Metal Products — Distribution	0.3
Power Converter/Supply Equipment	0.3
Medical — Drugs	0.3
Television	0.3
Diversified Manufacturing Operations	0.3
Retail — Misc./Diversified	0.3
Lottery Services	0.3
Research & Development	0.2
Airport Development/Maintenance	0.2
Cosmetics & Toiletries	0.2
Time Deposits	0.2
Appliances	0.2
Banks — Super Regional	0.2

Food — Misc./Diversified	0.2
Gold Mining	0.2
Retail — Apparel/Shoe	0.2
Building & Construction — Misc.	0.2
Gambling (Non-Hotel)	0.2
Building — Residential/Commercial	0.2
Footwear & Related Apparel	0.1
Security Services	0.1

102.6%

Country Allocation*

South Korea	19.5%
China	12.3
Brazil	12.4
Taiwan	10.8
Russia	8.4
India	8.3
Hong Kong	6.1
South Africa	6.0
Turkey	4.1
United States	4.0
Cayman Islands	3.8
Poland	1.6
Bermuda	1.2
Mexico	1.1
United Arab Emirates	1.0
Thailand	0.7
United Kingdom	0.5
Qatar	0.3
Hungary	0.3
Greece	0.2

102.6%

*	Calculated as a percentage of net assets

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Bermuda — 1.2%
REXLot Holdings, Ltd.#	14,675,000	$1,608,904
Shenzhen International Holdings, Ltd.	1,462,000	1,738,646
Skyworth Digital Holdings, Ltd.#	4,698,000	2,242,063
VimpelCom, Ltd. ADR	267,760	2,241,151

		7,830,764

Brazil — 11.9%
AMBEV SA ADR	1,636,680	11,522,227
Arteris SA	242,030	1,932,740
Banco do Brasil SA	762,890	7,753,875
Cia Brasileira de Distribuicao ADR	151,210	6,857,373
Embraer SA†	797,710	7,260,325
Even Construtora e Incorporadora SA	416,070	1,262,900
Ez Tec Empreendimentos e Participacoes SA	145,400	1,495,343
Grendene SA	135,700	853,463
Itau Unibanco Holding SA ADR	870,124	13,486,922
Kroton Educacional SA	142,960	3,629,039
Petroleo Brasileiro SA ADR	175,700	2,623,201
Porto Seguro SA	197,050	2,743,378
Telefonica Brasil SA ADR	339,930	6,835,992
Vale SA ADR	1,062,520	12,197,730

		80,454,508

Cayman Islands — 3.8%
ANTA Sports Products, Ltd.#	925,000	1,360,127
Anxin-China Holdings, Ltd.	4,600,000	634,855
Baidu, Inc. ADR†	18,280	3,034,480
China Resources Cement Holdings, Ltd.	4,126,000	2,586,417
Coolpad Group, Ltd.	7,560,000	1,852,714
Geely Automobile Holdings, Ltd.#	10,490,000	3,923,797
NetEase, Inc. ADR	76,530	5,445,875
Perfect World Co., Ltd. ADR	111,160	2,058,683
Truly International Holdings, Ltd.#	2,710,000	1,653,345
WuXi PharmaTech Cayman, Inc. ADR†	50,180	1,674,507
Zhen Ding Technology Holding, Ltd.	532,000	1,674,836

		25,899,636

China — 12.3%
Bank of China, Ltd., Class H	29,124,000	13,899,071
China Construction Bank Corp., Class H	21,003,000	15,387,309
China Merchants Bank Co., Ltd., Class H#	2,662,919	4,904,776
China Oilfield Services, Ltd., Class H	2,206,000	5,428,963
China Petroleum & Chemical Corp., Class H	11,852,999	10,747,726
China Telecom Corp., Ltd., Class H	16,092,000	8,115,585
Great Wall Motor Co., Ltd., Class H#	1,309,000	5,394,405
Guangzhou R&F Properties Co., Ltd., Class H#	1,764,000	2,416,329
Industrial & Commercial Bank of China, Ltd., Class H	22,153,000	14,343,967
Weichai Power Co., Ltd.#	827,000	3,066,736

		83,704,867

Greece — 0.2%
OPAP SA	78,250	1,329,064

Hong Kong — 6.1%
China Mobile, Ltd.	1,604,000	15,682,186
China Mobile, Ltd. ADR	18,500	907,610
CNOOC, Ltd.	6,415,000	10,971,682
Fosun International, Ltd.	1,543,500	1,821,632
Lenovo Group, Ltd.#	5,252,000	6,496,454
SJM Holdings, Ltd.	1,946,000	5,559,677

		41,439,241

Hungary — 0.3%
Richter Gedeon Nyrt	99,210	1,862,103

Security Description	Shares	Value (Note 2)

India — 8.3%
Apollo Tyres, Ltd.	677,400	$2,019,934
Cairn India, Ltd.	604,250	3,467,612
Canara Bank	267,760	1,882,794
HCL Technologies, Ltd.	199,750	4,822,531
Housing Development Finance Corp.	534,763	7,950,855
Infosys, Ltd. ADR#	191,020	9,824,158
IRB Infrastructure Developers, Ltd.	691,390	2,310,874
Oil & Natural Gas Corp., Ltd.	940,410	6,047,653
Oil India, Ltd.	195,930	1,887,016
Punjab National Bank, Ltd.	162,960	2,598,700
Rural Electrification Corp., Ltd.	500,910	2,697,403
Tata Motors, Ltd. ADR	219,410	8,170,828
UPL, Ltd.	512,100	2,599,932

		56,280,290

Mexico — 1.1%
Grupo Financiero Banorte SAB de CV, Class O#	983,110	7,179,574

Poland — 1.6%
PGE SA	497,100	3,432,570
Powszechny Zaklad Ubezpieczen SA	51,680	7,603,933

		11,036,503

Qatar — 0.3%
Qatar National Bank SAQ	47,900	2,395,000

Russia — 8.4%
Aeroflot - Russian Airlines OJSC	1,428,100	2,257,485
Lukoil OAO ADR	213,770	12,090,831
MegaFon OAO GDR	195,300	5,864,859
Mobile Telesystems OJSC†	6,750	55,392
Mobile Telesystems OJSC ADR	479,120	8,858,929
Moscow Exchange MICEX-RTS OAO	1,195,000	2,241,808
Rosneft OAO GDR†	1,001,600	6,532,435
Sberbank of Russia ADR†	1,155,551	11,705,732
Tatneft OAO ADR (LSE)	111,966	4,002,784
Tatneft OAO ADR (OTC)	94,560	3,380,520

		56,990,775

South Africa — 6.0%
Barloworld, Ltd.	349,800	3,329,587
Imperial Holdings, Ltd.	285,720	5,412,281
MTN Group, Ltd.	643,570	13,563,948
Nedbank Group, Ltd.	145,470	3,049,584
Sasol, Ltd.	211,240	11,880,959
Steinhoff International Holdings, Ltd.	668,050	3,377,634

		40,613,993

South Korea — 19.5%
Amorepacific Corp.	1,100	1,562,341
BS Financial Group, Inc.	135,100	2,059,209
E-Mart Co., Ltd.	13,350	3,062,047
Grand Korea Leisure Co., Ltd.#	45,790	1,846,950
GS Home Shopping, Inc.	7,300	1,723,750
Halla Visteon Climate Control Corp.#	77,930	3,628,382
Hankook Tire Co., Ltd.	115,770	6,865,404
Hyosung Corp.	28,060	1,878,551
Hyundai Motor Co.	55,951	12,312,291
Industrial Bank of Korea	265,750	3,646,834
Kia Motors Corp.	159,250	9,178,494
KJB Financial Group Co., Ltd.†	34,916	390,161
KNB Financial Group Co., Ltd.†	53,359	727,005
KT&G Corp.	88,282	7,182,323
LS Corp.†	25,310	1,783,757
Mando Corp.	16,880	1,844,854
NongShim Co., Ltd.	4,700	1,430,455
Partron Co., Ltd.#	81,240	963,540

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics Co., Ltd.	26,588	$37,606,826
SK Holdings Co., Ltd.	36,690	6,617,291
SK Hynix, Inc.†	241,090	10,433,369
SK Telecom Co., Ltd.	36,010	7,747,692
Wonik IPS Co., Ltd.†	224,900	2,557,185
Woori Finance Holdings Co., Ltd.†	460,154	5,412,515

		132,461,226

Taiwan — 10.8%
AcBel Polytech, Inc.	1,465,000	1,863,893
Advanced Semiconductor Engineering, Inc.	6,922,000	8,772,106
Catcher Technology Co., Ltd.	804,000	7,185,873
Chicony Electronics Co., Ltd.	1,235,616	3,341,897
Chipbond Technology Corp.	1,452,000	2,590,652
Compeq Manufacturing Co., Ltd.	2,276,000	1,578,790
Coretronic Corp.	1,534,000	1,780,300
Grand Pacific Petrochemical	1,716,000	1,115,939
Inventec Corp.	2,421,000	2,260,693
Kenda Rubber Industrial Co., Ltd.	771,362	1,769,846
Lite-On Technology Corp.	2,091,191	3,389,368
Pou Chen Corp.	2,505,000	2,765,186
Radiant Opto-Electronics Corp.	653,000	2,678,595
Realtek Semiconductor Corp.	977,441	3,015,234
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,190,060	24,467,634
Teco Electric and Machinery Co., Ltd.	1,786,000	2,001,287
Vanguard International Semiconductor Corp.	1,110,000	1,721,332
Wistron NeWeb Corp.	558,000	1,336,126

		73,634,751

Thailand — 0.7%
Jasmine International PCL	6,654,200	1,601,224
PTT Exploration & Production PCL NVDR	658,700	3,079,819

		4,681,043

Turkey — 4.1%
Arcelik AS	243,075	1,529,794
Enka Insaat ve Sanayi AS	483,389	1,343,644
Eregli Demir ve Celik Fabrikalari TAS	3,888,470	5,784,317
Ford Otomotiv Sanayi AS†	131,370	1,741,244
Koza Altin Isletmeleri AS	139,280	1,387,886
Pegasus Hava Tasimaciligi AS†	96,900	1,305,152
TAV Havalimanlari Holding AS	200,910	1,599,693
Tofas Turk Otomobil Fabrikasi AS	330,950	2,051,278
Tupras Turkiye Petrol Rafinerileri AS	231,510	5,629,355
Turk Hava Yollari	1,567,274	5,327,865

		27,700,228

United Arab Emirates — 1.0%
Air Arabia PJSC	3,366,500	1,264,861
Dubai Islamic Bank PJSC	1,528,700	3,225,588
First Gulf Bank PJSC	527,897	2,579,875

		7,070,324

United Kingdom — 0.5%
Old Mutual PLC	953,550	3,242,604

United States — 0.3%
CTC Media, Inc.#	181,260	1,843,414

Total Common Stocks
(cost $622,529,298)		667,649,908

PREFERRED SECURITIES — 0.5%
Brazil — 0.5%
Banco do Estado do Rio Grande do Sul SA, Class B	302,480	1,433,888
Randon Participacoes SA	579,150	1,680,344

Total Preferred Securities
(cost $4,447,285)		3,114,232

Security Description	Shares/ Principal Amount	Value (Note 2)

RIGHTS — 0.0%
South Korea — 0.0%
BS Financial Group,Inc. Expires 07/04/2014 (Strike Price KRW 13,000) (cost $0)	22,915	$43,799

Total Long-Term Investment Securities
(cost $626,976,583)		670,807,939

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 3.5%
State Street Navigator Securities Lending Prime Portfolio(1)	23,729,403	23,729,403

Time Deposit — 0.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2014	$1,532,000	1,532,000

Total Short-Term Investment Securities
(cost $25,261,403)		25,261,403

TOTAL INVESTMENTS —
(cost $652,237,986)(2)	102.6%	696,069,342
Liabilities in excess of other assets	(2.6)	(17,663,615)

NET ASSETS —	100.0%	$678,405,727

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At May 31, 2014, the Fund had loaned securities with a total value of $22,439,322. This was secured by collateral of $23,729,403, which was received in cash and subsequently invested in short-term investments currently valued at $23,729,403 as reported in the portfolio of investments. Additional collateral of $10,378 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
United States Treasury Notes/Bonds	0.13% to 11.25%	08/31/2014 to 02/15/2043	$10,378

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

KRW—South Korean Won

LSE—London Stock Exchange

NVDR—Non-Voting Depository Receipt

OTC—Over The Counter US

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Brazil	$80,454,508	$—	$—	$80,454,508
China	83,704,867	—	—	83,704,867
Hong Kong	41,439,241	—	—	41,439,241
India	56,280,290	—	—	56,280,290
Russia	56,990,775	—	—	56,990,775
South Africa	40,613,993	—	—	40,613,993
South Korea	132,461,226	—	—	132,461,226
Taiwan	73,634,751	—	—	73,634,751
Other Countries*	102,070,257	—	—	102,070,257
Preferred Securities	3,114,232	—	—	3,114,232
Rights	43,799	—	—	43,799
Short-Term Investment Securities:
Registered Investment Companies	23,729,403	—	—	23,729,403
Time Deposits	—	1,532,000	—	1,532,000

Total	$694,537,342	$1,532,000	$—	$696,069,342

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $300,710,043 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Oil Companies — Integrated	9.9%
Medical — Drugs	9.1
Diversified Banking Institutions	9.0
Insurance — Life/Health	4.7
Registered Investment Companies	4.2
Time Deposits	3.9
Diversified Financial Services	3.7
Oil — Field Services	3.5
Insurance — Multi-line	3.3
Food — Retail	2.9
Electronic Components — Semiconductors	2.7
Telecom Services	2.4
Telephone — Integrated	2.3
Auto — Cars/Light Trucks	1.9
Oil & Gas Drilling	1.8
Oil Companies — Exploration & Production	1.6
Cellular Telecom	1.6
Import/Export	1.5
Chemicals — Diversified	1.5
Diversified Manufacturing Operations	1.4
Steel — Producers	1.3
Metal — Diversified	1.1
Insurance — Reinsurance	1.1
Containers — Metal/Glass	1.1
Airlines	1.1
Investment Management/Advisor Services	1.0
Retail — Building Products	1.0
Finance — Other Services	1.0
Auto/Truck Parts & Equipment — Original	0.9
Aerospace/Defense	0.9
Building Products — Cement	0.9
Retail — Major Department Stores	0.9
Medical — Generic Drugs	0.9
Building & Construction — Misc.	0.9
Electronic Components — Misc.	0.8
Toys	0.8
Coal	0.8
Finance — Investment Banker/Broker	0.8
Beverages — Non-alcoholic	0.8
Rubber — Tires	0.8
Chemicals — Other	0.7
Banks — Commercial	0.7
Medical Products	0.6
E-Commerce/Products	0.6
Energy — Alternate Sources	0.6
Entertainment Software	0.6
Office Automation & Equipment	0.5
Retail — Drug Store	0.5
Chemicals — Specialty	0.5
Wireless Equipment	0.5
Building & Construction Products — Misc.	0.4
Medical — Biomedical/Gene	0.4
Photo Equipment & Supplies	0.3
Metal Products — Distribution	0.3
Medical Instruments	0.3
Distribution/Wholesale	0.3
Rubber/Plastic Products	0.3
Food — Misc./Diversified	0.3
Consulting Services	0.3
Machinery — General Industrial	0.3
Finance — Mortgage Loan/Banker	0.2
Metal — Iron	0.2
Medical — Wholesale Drug Distribution	0.2
Enterprise Software/Service	0.2
Diagnostic Kits	0.2
Electric — Integrated	0.2
Electric — Transmission	0.2
Diversified Operations	0.1

102.3%

Country Allocation*

United Kingdom	18.3%
France	13.3
South Korea	10.0
United States	8.9
Switzerland	7.0
Japan	6.4
Germany	6.3
Canada	6.0
Netherlands	4.8
Italy	3.7
China	3.5
Norway	2.4
Spain	1.4
Cayman Islands	1.3
Ireland	1.2
Brazil	1.1
India	1.1
Bermuda	0.9
Hong Kong	0.9
Israel	0.9
Singapore	0.8
Russia	0.8
Sweden	0.8
Thailand	0.3
Belgium	0.2

102.3%

*	Calculated as a percentage of net assets

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.0%
Belgium — 0.2%
UCB SA#	27,120	$2,161,925

Bermuda — 0.9%
Digital China Holdings, Ltd.(1)(4)	3,635,000	3,231,340
First Pacific Co., Ltd.	2,621,250	2,965,112
Kunlun Energy Co., Ltd.#	1,746,000	2,842,082
Noble Group, Ltd.	1,058,000	1,168,245

		10,206,779

Brazil — 0.9%
BM&FBovespa SA	837,200	4,103,225
Centrais Eletricas Brasileiras SA	675,500	1,987,031
Centrais Eletricas Brasileiras SA ADR#	7,500	22,350
Petroleo Brasileiro SA ADR	220,901	3,298,052

		9,410,658

Canada — 6.0%
AGF Management, Ltd. Class B#	199,700	2,368,479
Ensign Energy Services, Inc.	718,600	10,756,136
HudBay Minerals, Inc.	1,031,800	9,097,121
Suncor Energy, Inc.	376,900	14,505,245
Talisman Energy, Inc.	1,160,840	11,990,600
Trican Well Service, Ltd.	1,059,900	16,246,000

		64,963,581

Cayman Islands — 1.3%
Kingboard Chemical Holdings, Ltd.	4,044,500	7,595,550
Trina Solar, Ltd. ADR†#	464,074	6,343,892
Value Partners Group, Ltd.#	474,000	299,576

		14,239,018

China — 3.5%
China Life Insurance Co., Ltd.	2,635,000	7,222,251
China Shenhua Energy Co., Ltd., Class H	3,245,500	8,874,635
China Telecom Corp., Ltd., Class H	20,675,823	10,427,317
Shanghai Electric Group Co., Ltd.	7,680,000	2,763,748
Shanghai Pharmaceuticals Holding Co., Ltd.	2,852,500	5,349,622
Sinopharm Group Co., Ltd.	1,001,700	2,713,251

		37,350,824

France — 13.3%
AXA SA	811,362	20,029,806
BNP Paribas SA#	420,550	29,449,019
Cie de St-Gobain#	77,110	4,393,177
Cie Generale des Etablissements Michelin	65,370	8,055,464
Ipsen SA	88,550	4,344,846
Orange SA#	544,415	9,102,093
Sanofi	265,180	28,354,500
Societe Generale SA#	152,333	8,776,442
Technip SA	28,010	3,007,965
Total SA#	312,900	21,957,745
Vivendi SA	218,082	5,719,638

		143,190,695

Germany — 6.3%
Deutsche Boerse AG	84,950	6,484,777
Deutsche Lufthansa AG	431,830	11,390,359
Gerresheimer AG	78,750	5,299,774
Kloeckner & Co., SE†	211,880	3,565,535
Merck KGaA	47,701	8,192,976
Metro AG†	173,577	7,245,043
Muenchener Rueckversicherungs AG#	35,060	7,770,985
SAP AG#	33,620	2,573,762
Siemens AG	112,625	14,962,524

		67,485,735

Security Description	Shares	Value (Note 2)

Hong Kong — 0.9%
China Mobile, Ltd.	1,001,500	$9,791,589

India — 1.1%
ICICI Bank, Ltd.	178,323	4,247,733
Jain Irrigation Systems, Ltd.	1,609,577	3,026,299
LIC Housing Finance, Ltd.	516,974	2,789,595
Power Grid Corp. of India, Ltd.	916,402	1,891,271

		11,954,898

Ireland — 1.2%
CRH PLC	352,760	9,655,765
Dragon Oil PLC#	275,320	2,801,250

		12,457,015

Israel — 0.9%
Teva Pharmaceutical Industries, Ltd. ADR	185,811	9,381,597

Italy — 3.7%
Eni SpA#	524,979	13,375,033
Saipem SpA†	207,587	5,410,429
UniCredit SpA	2,482,251	21,638,636

		40,424,098

Japan — 6.4%
Canon, Inc.	169,000	5,541,474
Capcom Co., Ltd.	345,540	5,841,595
ITOCHU Corp.	1,386,200	16,381,126
Namco Bandai Holdings, Inc.	411,800	8,972,224
Nikon Corp.#	225,200	3,566,035
Nissan Motor Co., Ltd.	1,044,500	9,429,229
Suntory Beverage & Food, Ltd.	214,500	8,185,977
Toyota Motor Corp.	196,200	11,103,224

		69,020,884

Netherlands — 4.8%
Aegon NV	1,708,953	14,825,315
Akzo Nobel NV	208,310	15,611,998
Fugro NV CVA	83,610	4,823,906
ING Groep NV CVA†	1,007,994	14,118,333
QIAGEN NV†	94,500	2,168,001

		51,547,553

Norway — 2.4%
Statoil ASA#	536,640	16,445,984
Telenor ASA#	394,298	9,346,431

		25,792,415

Russia — 0.8%
Lukoil OAO ADR	56,518	3,196,658
MMC Norilsk Nickel OJSC ADR	183,113	3,510,276
Mobile Telesystems OJSC ADR	120,356	2,225,383

		8,932,317

Singapore — 0.8%
Flextronics International, Ltd.†	906,210	9,216,156

South Korea — 10.0%
Daum Communications Corp.	69,521	6,664,530
Hana Financial Group, Inc.	519,450	18,864,558
Hyundai Mobis	35,754	10,093,268
KB Financial Group, Inc.	622,023	21,187,315
KIWOOM Securities Co., Ltd.	89,050	3,613,674
Korea Investment Holdings Co., Ltd.	129,250	4,902,936
POSCO	48,515	13,743,222
Samsung Electronics Co., Ltd.	20,282	28,687,440

		107,756,943

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Spain — 1.4%
Telefonica SA	891,361	$14,957,373
Telefonica SA ADR#	859	14,371

		14,971,744

Sweden — 0.8%
Getinge AB, Class B	126,014	3,238,853
Telefonaktiebolaget LM Ericsson, Class B	414,660	5,195,643

		8,434,496

Switzerland — 7.0%
Basilea Pharmaceutica†#	33,210	4,034,894
Credit Suisse Group AG	721,105	21,435,863
GAM Holding AG	186,050	3,428,057
Lonza Group AG	49,050	5,271,985
Nobel Biocare Holding AG#	471,314	7,026,289
Novartis AG	114,910	10,304,046
Roche Holding AG	65,980	19,414,551
Swiss Re AG	53,270	4,738,085

		75,653,770

Thailand — 0.3%
Bangkok Bank PCL	533,900	3,008,575

United Kingdom — 18.3%
Aviva PLC	3,242,598	28,480,649
BAE Systems PLC	1,415,310	10,037,373
Barclays PLC	1,019,720	4,221,856
BP PLC	2,091,682	17,635,555
BP PLC ADR	180	9,081
Carillion PLC#	1,538,340	9,133,272
GlaxoSmithKline PLC	907,881	24,363,840
HSBC Holdings PLC#	1,141,360	12,037,515
Kingfisher PLC	1,688,095	11,091,964
Man Group PLC	3,373,130	5,670,998
Marks & Spencer Group PLC	1,280,880	9,644,366
Noble Corp. PLC#	261,360	8,222,386
Rexam PLC†	734,643	6,544,931
Royal Dutch Shell PLC, Class A	167,235	6,575,690
Royal Dutch Shell PLC, Class B	268,205	10,946,904
Serco Group PLC	454,124	2,828,627
Tesco PLC	4,675,850	23,791,197
Vodafone Group PLC	1,552,411	5,451,503

		196,687,707

United States — 0.8%
Baker Hughes, Inc.	120,140	8,472,273

Total Common Stocks
(cost $844,106,088)		1,012,513,245

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES — 0.2%
Brazil — 0.2%
Vale SA ADR
(cost $4,523,355)	240,654	2,762,708

Total Long-Term Investment Securities
(cost $848,629,443)		1,015,275,953

SHORT-TERM INVESTMENT SECURITIES — 8.1%
Registered Investment Companies — 4.2%
State Street Navigator Securities Lending Prime Portfolio(2)	45,668,041	$45,668,041

Time Deposits — 3.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/2014	$41,553,000	41,553,000

Total Short-Term Investment Securities
(cost $87,221,041)		87,221,041

TOTAL INVESTMENTS
(cost $935,850,484)(3)	102.3%	1,102,496,994
Other assets less liabilities	(2.3)	(25,305,124)

NET ASSETS	100.0%	$1,077,191,870

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(2)	At May 31, 2014, the Fund had loaned securities with a total value of $50,203,486. This was secured by collateral of $45,668,041, which was received in cash and subsequently invested in short-term investments currently valued at $45,668,041 as reported in the portfolio of investments. Additional collateral of $7,660,388 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.
The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
United States Treasury Notes/Bonds	0.13% to 11.25%	08/31/2014 to 02/15/2043	$7,660,388

(3)	See Note 5 for cost of Investments on a tax basis.
(4)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $3,231,340 representing 0.3% of net assets.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

LSE—London Stock Exchange

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Bermuda	$6,975,439	$3,231,340	$—	$10,206,779
Canada	64,963,581	—	—	64,963,581
France	143,190,695	—	—	143,190,695
Germany	67,485,735	—	—	67,485,735
Japan	69,020,884	—	—	69,020,884
South Korea	107,756,943	—	—	107,756,943
Switzerland	75,653,770	—	—	75,653,770
United Kingdom	198,687,707	—	—	198,687,707
Other Countries*	275,547,151	—	—	275,547,151
Preferred Securities	2,762,708	—	—	2,762,708
Short-Term Investment Securities:
Registered Investment Companies	45,668,041	—	—	45,668,041
Time Deposits	—	41,553,000	—	41,553,000

Total	$1,057,712,654	$44,784,340	$—	$1,102,496,994

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $730,237,483 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	71.4%
Real Estate Operations & Development	14.9
Real Estate Management/Services	8.1
Registered Investment Companies	1.0
Transport — Services	0.9
Funeral Services & Related Items	0.6
Building — Residential/Commercial	0.6
Time Deposits	0.6
Closed — End Funds	0.6
Retirement/Aged Care	0.4

99.1%

Country Allocation*

United States	42.8%
Japan	13.8
Australia	7.3
United Kingdom	7.2
Singapore	4.7
France	4.6
Canada	4.1
Hong Kong	3.9
Cayman Islands	2.1
Bermuda	1.9
Germany	1.3
Sweden	1.0
Netherlands	0.9
Switzerland	0.9
India	0.6
Jersey	0.6
Indonesia	0.5
Malaysia	0.5
Finland	0.4

99.1%

*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.9%
Australia — 7.3%
BGP Holdings PLC†(1)(2)	479,213	$0
Charter Hall Group	277,124	1,111,572
GPT Group	1,439,568	5,224,962
Mirvac Group	4,293,255	7,231,886
Stockland	1,448,258	5,256,502
Westfield Group†	932,267	9,283,471
Westfield Retail Trust	711,329	2,111,774

		30,220,167

Bermuda — 1.9%
Guangdong Land Holdings, Ltd.	2,962,000	546,329
Kerry Logistics Network, Ltd.	1,303,000	2,070,562
Kerry Properties, Ltd.	1,650,000	5,426,966

		8,043,857

Canada — 4.1%
Allied Properties Real Estate Investment Trust	54,976	1,775,578
Artis Real Estate Investment Trust	65,100	944,409
Boardwalk Real Estate Investment Trust	14,900	882,485
Calloway Real Estate Investment Trust	74,300	1,839,855
Canadian Apartment Properties REIT	44,097	907,724
Canadian Real Estate Investment Trust	31,100	1,303,315
Dream Office Real Estate Investment Trust	77,198	2,076,080
Granite Real Estate Investment Trust	25,800	947,007
H&R Real Estate Investment Trust	117,200	2,522,778
RioCan Real Estate Investment Trust	154,800	3,901,765

		17,100,996

Cayman Islands — 2.1%
Fu Shou Yuan International Group, Ltd.†	4,865,000	2,685,713
Shimao Property Holdings, Ltd.	3,067,000	6,155,402

		8,841,115

Finland — 0.4%
Citycon OYJ	393,778	1,449,302

France — 4.6%
Klepierre	141,976	6,892,734
Unibail-Rodamco SE (Euronext Amsterdam)	40,960	11,451,681
Unibail-Rodamco SE (Euronext Paris)	1,690	472,494

		18,816,909

Germany — 1.3%
Deutsche Wohnen AG	250,897	5,564,507

Hong Kong — 3.9%
Henderson Land Development Co., Ltd.	358,800	2,332,469
Link REIT	894,850	4,761,099
Sun Hung Kai Properties, Ltd.	655,504	8,962,192

		16,055,760

India — 0.6%
Sobha Developers, Ltd.	350,020	2,650,769

Indonesia — 0.5%
Summarecon Agung Tbk PT	19,155,600	2,059,125

Japan — 13.8%
Advance Residence Investment Corp.	1,613	3,980,212
Mitsubishi Estate Co., Ltd.	773,000	18,763,094
Mitsui Fudosan Co., Ltd.	373,000	11,801,896
Nippon Building Fund, Inc.	529	3,097,092
Nippon Prologis REIT, Inc.	1,337	2,926,165
Nomura Real Estate Office Fund, Inc.	1,203	5,607,304
Orix JREIT, Inc.	2,572	3,433,544
Tokyu Fudosan Holdings Corp.	772,400	6,077,529
Top REIT, Inc.	281	1,294,587

		56,981,423

Security Description	Shares	Value (Note 2)

Malaysia — 0.5%
UEM Sunrise, Bhd	3,053,100	$1,947,979

Netherlands — 0.9%
Corio NV	73,183	3,659,674

Singapore — 4.7%
Ascendas India Trust	4,659,000	2,934,394
Cache Logistics Trust	3,257,000	3,141,968
Fortune Real Estate Investment Trust	2,928,000	2,586,990
Global Logistic Properties, Ltd.	1,792,000	3,971,745
Keppel REIT Management, Ltd.	5,006,000	5,208,347
Keppel Telecommunications & Transportation, Ltd.	1,143,000	1,608,383

		19,451,827

Sweden — 1.0%
Fabege AB	156,443	2,209,184
Hufvudstaden AB, Class A	135,656	1,957,201

		4,166,385

Switzerland — 0.9%
PSP Swiss Property AG	40,264	3,650,962

United Kingdom — 7.2%
Big Yellow Group PLC	248,546	2,081,396
British Land Co. PLC	695,628	8,336,977
Capital & Counties Properties PLC	651,412	3,689,516
Derwent London PLC	87,884	4,031,903
Hammerson PLC	653,319	6,504,849
Helical Bar PLC	177,858	1,192,501
Quintain Estates & Development PLC†	835,299	1,330,121
Unite Group PLC	335,985	2,375,483

		29,542,746

United States — 41.2%
American Tower Corp.	108,397	9,715,623
AvalonBay Communities, Inc.	67,480	9,571,363
Boston Properties, Inc.	66,105	7,977,551
Brixmor Property Group, Inc.	61,300	1,333,275
Brookdale Senior Living, Inc.†	45,122	1,500,758
Cousins Properties, Inc.	209,500	2,514,000
Crown Castle International Corp.	75,568	5,798,333
CubeSmart	102,200	1,864,128
DDR Corp.	411,515	7,123,325
EastGroup Properties, Inc.	23,700	1,508,742
Empire State Realty Trust, Inc., Class A	103,100	1,689,809
Essex Property Trust, Inc.	38,089	6,892,585
Federal Realty Investment Trust	30,000	3,585,600
General Growth Properties, Inc.	218,394	5,204,329
Health Care REIT, Inc.	134,657	8,514,362
Healthcare Realty Trust, Inc.	98,015	2,443,514
Healthcare Trust of America, Inc., Class A	300,176	3,632,130
Host Hotels & Resorts, Inc.	303,283	6,693,456
Hudson Pacific Properties, Inc.	112,551	2,667,459
LaSalle Hotel Properties	102,600	3,384,774
Liberty Property Trust	50,000	1,935,500
Mid-America Apartment Communities, Inc.	65,600	4,746,160
National Health Investors, Inc.	31,600	1,981,952
National Retail Properties, Inc.	80,579	2,818,653
Pebblebrook Hotel Trust	26,921	956,772
Piedmont Office Realty Trust, Inc., Class A	205,800	3,831,996
Prologis, Inc.	203,815	8,460,361
Public Storage	39,700	6,843,486
Realty Income Corp.	71,591	3,099,890
Retail Opportunity Investments Corp.	136,812	2,161,630
RLJ Lodging Trust	98,600	2,732,206
Simon Property Group, Inc.	91,103	15,165,005
SL Green Realty Corp.	79,398	8,693,287

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
UDR, Inc.	135,560	$3,730,611
Washington Prime Group, Inc.†	45,952	913,975
Weyerhaeuser Co.	269,990	8,483,086

		170,169,686

Total Common Stocks
(cost $348,897,727)		400,373,189

REGISTERED INVESTMENT COMPANIES — 0.6%
Jersey — 0.6%
Kennedy Wilson Europe Real Estate PLC† (cost $2,380,360)	137,803	2,420,725

Total Long-Term Investment Securities
(cost $351,278,087)		402,793,914

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.0%
SSgA U.S. Government Money Market Fund	3,867,183	3,867,183

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/2014	$2,626,000	$2,626,000

Total Short-Term Investment Securities
(cost $6,493,182)		6,493,183

TOTAL INVESTMENTS —
(cost $357,771,269)(3)	99.1%	409,287,097
Other assets less liabilities	0.9	3,795,389

NET ASSETS —	100.0%	$413,082,486

†	Non-income producing security
(1)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	See Note 5 for cost of investments on a tax basis.

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

Euronext Paris—Euronext Stock Exchange, Paris

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Australia	$30,220,167	$—	$0	$30,220,167
Japan	56,981,423	—	—	56,981,423
United Kingdom	29,542,746	—	—	29,542,746
United States	170,169,686	—	—	170,169,686
Other Countries*	113,459,167	—	—	113,459,167
Registered Investment Companies	2,420,725	—	—	2,420,725
Short-Term Investment Securities:
Registered Investment Companies	3,867,183	—	—	3,867,183
Time Deposits	—	2,626,000	—	2,626,000

Total	$406,661,097	$2,626,000	$0	$409,287,097

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $163,622,234 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Medical — Drugs	5.7%
Banks — Commercial	5.1
Diversified Banking Institutions	5.0
Oil Companies — Exploration & Production	3.3
Insurance — Multi-line	3.0
Computers	3.0
Telephone — Integrated	2.8
Food — Misc./Diversified	2.7
Multimedia	2.4
Insurance — Life/Health	2.3
Oil — Field Services	2.3
Banks — Super Regional	2.1
Medical — HMO	2.0
Cable/Satellite TV	2.0
Diversified Manufacturing Operations	1.9
Chemicals — Diversified	1.7
Oil Companies — Integrated	1.7
Registered Investment Companies	1.6
Auto — Cars/Light Trucks	1.6
Insurance — Property/Casualty	1.6
Applications Software	1.5
Time Deposits	1.4
Auto/Truck Parts & Equipment — Original	1.4
Transport — Rail	1.3
Investment Management/Advisor Services	1.3
Consumer Products — Misc.	1.3
Web Portals/ISP	1.2
Diversified Minerals	1.1
Semiconductor Components — Integrated Circuits	0.9
Medical — Wholesale Drug Distribution	0.9
Internet Content — Entertainment	0.9
Cosmetics & Toiletries	0.9
Finance — Credit Card	0.9
Electronic Components — Semiconductors	0.9
Building & Construction — Misc.	0.9
Airlines	0.8
Networking Products	0.8
Commercial Services — Finance	0.8
Electric — Integrated	0.8
Electric Products — Misc.	0.8
E-Commerce/Services	0.8
Food — Retail	0.8
Insurance — Reinsurance	0.8
Medical Instruments	0.7
Pharmacy Services	0.7
Beverages — Non-alcoholic	0.7
Cellular Telecom	0.7
Oil Field Machinery & Equipment	0.6
Medical Products	0.6
Television	0.6
Retail — Regional Department Stores	0.6
Aerospace/Defense	0.6
Advertising Agencies	0.6
Food — Confectionery	0.6
Gas — Distribution	0.6
Real Estate Operations & Development	0.5
Building Products — Cement	0.5
Engineering/R&D Services	0.5
Internet Security	0.5
Computers — Memory Devices	0.4
Diversified Operations	0.4
Telecom Services	0.4
Apparel Manufacturers	0.4
Industrial Gases	0.4
Semiconductor Equipment	0.4
Public Thoroughfares	0.4
Diversified Operations/Commercial Services	0.4
Metal Processors & Fabrication	0.4
Oil Refining & Marketing	0.4

Soap & Cleaning Preparation	0.4
Real Estate Investment Trusts	0.4
Metal — Copper	0.4
Building & Construction Products — Misc.	0.4
Medical — Biomedical/Gene	0.3
Metal — Diversified	0.3
Machinery — General Industrial	0.3
Advertising Services	0.3
Airport Development/Maintenance	0.3
Retail — Consumer Electronics	0.3
Retail — Building Products	0.3
Gas — Transportation	0.3
Filtration/Separation Products	0.3
Energy — Alternate Sources	0.3
Publishing — Periodicals	0.3
Data Processing/Management	0.3
Containers — Metal/Glass	0.3
Finance — Investment Banker/Broker	0.3
Medical Labs & Testing Services	0.2
Electronic Components — Misc.	0.2
Retail — Pet Food & Supplies	0.2
Publishing — Newspapers	0.2
Agricultural Chemicals	0.2
Office Automation & Equipment	0.2
Medical — Generic Drugs	0.2
Industrial Automated/Robotic	0.2
Gold Mining	0.1
Real Estate Management/Services	0.1
Retail — Bedding	0.1
Retail — Discount	0.1
Finance — Other Services	0.1
Chemicals — Specialty	0.1
Retail — Restaurants	0.1
Office Supplies & Forms	0.1
Building — Residential/Commercial	0.1
U.S. Government Treasuries	0.1
Pipelines	0.1
Audio/Video Products	0.1
Machinery — Electrical	0.1
Finance — Leasing Companies	0.1
Retail — Apparel/Shoe	0.1
Medical — Hospitals	0.1
Resorts/Theme Parks	0.1
Electronic Measurement Instruments	0.1
Vitamins & Nutrition Products	0.1
Photo Equipment & Supplies	0.1
Security Services	0.1
Building Products — Doors & Windows	0.1
Recreational Vehicles	0.1
Distribution/Wholesale	0.1
Containers — Paper/Plastic	0.1
Building — Heavy Construction	0.1
Food — Wholesale/Distribution	0.1
Silver Mining	0.1
Textile — Products	0.1
Toys	0.1
Tools — Hand Held	0.1

101.1%

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited) — (continued)

Country Allocation*

United States	52.3%
Japan	8.0
United Kingdom	6.8
France	5.1
Canada	4.1
Germany	4.2
Switzerland	3.5
Australia	3.2
Spain	1.8
Ireland	1.4
Italy	1.4
Sweden	1.3
Netherlands	1.2
Curacao	1.0
Hong Kong	1.0
Jersey	0.9
Denmark	0.8
Portugal	0.6
Bermuda	0.5
Singapore	0.4
Norway	0.4
Belgium	0.3
Finland	0.3
Austria	0.3
Israel	0.2
Cayman Islands	0.1

101.1%

*	Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.7%
Australia — 3.2%
AGL Energy, Ltd.	9,829	$140,869
ALS, Ltd.	3,582	29,836
Alumina, Ltd.†	30,759	40,792
Amcor, Ltd.	23,746	234,473
AMP, Ltd.	41,827	205,920
APA Group	16,467	107,122
Asciano, Ltd.	12,141	63,275
ASX, Ltd.	982	32,882
Aurizon Holdings, Ltd.	34,849	160,215
Australia & New Zealand Banking Group, Ltd.	42,060	1,310,904
BGP Holdings PLC†(1)(2)	60,919	0
BHP Billiton, Ltd.	54,213	1,867,277
Boral, Ltd.	11,544	56,940
Brambles, Ltd.	29,370	262,945
Caltex Australia, Ltd.	3,039	63,211
Coca-Cola Amatil, Ltd.	16,977	149,465
Cochlear, Ltd.	542	30,199
Commonwealth Bank of Australia	24,469	1,857,973
Computershare, Ltd.	8,172	96,815
CSL, Ltd.	7,128	468,271
Dexus Property Group	80,311	83,337
Federation Centres, Ltd.	9,964	23,368
Flight Centre Travel Group, Ltd.	3,623	167,845
Fortescue Metals Group, Ltd.	32,558	133,623
Goodman Group	25,960	122,973
GPT Group	24,382	88,495
Harvey Norman Holdings, Ltd.	6,532	19,453
Iluka Resources, Ltd.	6,351	51,422
Incitec Pivot, Ltd.	26,664	68,241
Insurance Australia Group, Ltd.	30,856	170,861
Macquarie Group, Ltd.	4,903	273,916
Mirvac Group	54,749	92,223
National Australia Bank, Ltd.	36,064	1,124,023
Orica, Ltd.	5,521	101,015
Origin Energy, Ltd.	22,486	315,782
QBE Insurance Group, Ltd.	17,042	180,488
Ramsay Health Care, Ltd.	2,613	115,145
Santos, Ltd.	19,280	260,531
Seek, Ltd.	4,789	75,455
Sonic Healthcare, Ltd.	6,460	106,473
SP AusNet	62,012	79,642
Stockland	49,209	178,606
Suncorp Group, Ltd.	25,223	313,375
Sydney Airport	23,560	96,256
Telstra Corp., Ltd.	81,338	404,223
Transurban Group	24,368	168,498
Westfield Group†	37,343	371,860
Westfield Retail Trust	62,823	186,507
Westpac Banking Corp.	47,376	1,517,594

		14,070,614

Austria — 0.3%
OMV AG	27,903	1,155,913

Belgium — 0.3%
Colruyt SA	22,601	1,266,386

Bermuda — 0.5%
Cheung Kong Infrastructure Holdings, Ltd.	32,000	219,581
Li & Fung, Ltd.	102,000	147,350
Noble Group, Ltd.	927,000	1,023,595
NWS Holdings, Ltd.	323,000	562,431
Yue Yuen Industrial Holdings, Ltd.	11,500	35,599

		1,988,556

Security Description	Shares	Value (Note 2)

Canada — 4.1%
Agnico Eagle Mines, Ltd.	3,700	$112,573
Agrium, Inc.	2,200	197,539
AltaGas, Ltd.	2,000	88,887
ARC Resources, Ltd.	4,300	123,928
ATCO, Ltd., Class I	400	19,083
Bank of Montreal	8,400	590,936
Bank of Nova Scotia	16,700	1,072,416
Baytex Energy Corp.	1,600	66,830
BCE, Inc.	3,800	174,668
BlackBerry, Ltd.†	5,500	41,949
Brookfield Asset Management, Inc. Class A	8,300	356,709
Brookfield Office Properties, Inc.	2,400	47,942
Canadian Imperial Bank of Commerce	4,900	432,292
Canadian National Railway Co.	12,700	770,222
Canadian Natural Resources, Ltd.	18,200	740,723
Canadian Oil Sands, Ltd.	8,400	176,708
Canadian Pacific Railway, Ltd.	2,500	418,427
Canadian Tire Corp., Ltd. Class A	1,100	106,104
Canadian Utilities, Ltd., Class A Class A	1,600	57,918
Catamaran Corp.†	2,600	114,546
Cenovus Energy, Inc.	13,300	395,823
Crescent Point Energy Corp.	6,400	262,363
Dollarama, Inc.	700	59,051
Eldorado Gold Corp.	17,500	100,387
Empire Co., Ltd., Class A	5,700	344,271
Encana Corp.	11,700	272,457
Enerplus Corp.	1,900	43,246
First Quantum Minerals, Ltd.	9,200	194,046
Fortis, Inc.	4,200	126,043
Franco - Nevada Corp.	3,900	180,955
George Weston, Ltd.	5,300	386,148
Gildan Activewear, Inc.	1,500	81,661
Great - West Lifeco, Inc.	3,900	104,487
Imperial Oil, Ltd.	7,800	384,065
Intact Financial Corp.	300	19,810
Keyera Corp.	1,000	67,721
Kinross Gold Corp.†	26,200	98,585
Loblaw Cos., Ltd.	8,510	358,671
Magna International, Inc.	4,200	429,722
Manulife Financial Corp.	26,000	475,975
MEG Energy Corp.†	2,100	73,286
National Bank of Canada	1,600	67,140
New Gold, Inc.†	12,500	66,979
Open Text Corp.	3,100	144,636
Pacific Rubiales Energy Corp.	4,400	85,987
Pembina Pipeline Corp.	5,700	225,046
Penn West Petroleum, Ltd.	2,600	24,146
Peyto Exploration & Development Corp.	2,000	70,977
Potash Corp. of Saskatchewan, Inc.	12,500	453,634
Power Corp. of Canada	2,900	78,043
Power Financial Corp.	2,700	81,301
Rogers Communications, Inc., Class B	4,600	185,901
Royal Bank of Canada	20,300	1,397,392
Saputo, Inc.	1,300	70,293
Shaw Communications, Inc., Class B	5,200	129,436
Silver Wheaton Corp.	9,800	203,538
Sun Life Financial, Inc.	8,400	284,312
Suncor Energy, Inc.	25,400	977,536
Talisman Energy, Inc.	15,400	159,070
Teck Resources, Ltd. Class B	9,700	216,222
TELUS Corp.	7,400	279,471
Thomson Reuters Corp.	7,400	256,540
Tim Hortons, Inc.	6,000	324,929
Toronto-Dominion Bank	26,000	1,289,090

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Canada (continued)
Tourmaline Oil Corp.†	2,400	$119,524
Turquoise Hill Resources, Ltd.†	5,100	18,155
Valeant Pharmaceuticals International, Inc.†	4,500	590,731
Vermilion Energy, Inc.	1,600	108,044
Yamana Gold, Inc.	20,500	152,951

		18,230,197

Cayman Islands — 0.1%
ASM Pacific Technology, Ltd.	2,800	31,366
Herbalife, Ltd.#	4,916	318,704

		350,070

Curacao — 1.0%
Schlumberger, Ltd.	40,704	4,234,844

Denmark — 0.8%
Danske Bank A/S	51,356	1,443,530
Novo Nordisk A/S	52,712	2,231,614

		3,675,144

Finland — 0.3%
Neste Oil Oyj	57,732	1,182,035

France — 5.1%
Aeroports de Paris	9,709	1,263,926
Alstom SA	32,958	1,302,874
Arkema SA	11,542	1,180,168
AXA SA	73,735	1,820,270
BNP Paribas SA	29,520	2,067,138
Casino Guichard Perrachon SA	10,452	1,345,832
CNP Assurances	8,464	182,526
Credit Agricole SA	4,045	63,107
Danone SA	24,225	1,804,009
Imerys SA	2,983	249,954
L’Oreal SA	10,071	1,757,220
Lafarge SA	10,062	869,184
Natixis	167,539	1,141,904
Orange SA	96,183	1,608,087
Publicis Groupe SA	15,722	1,356,182
Sanofi	4,510	482,234
Societe Generale SA	29,191	1,681,797
Valeo SA	9,190	1,233,944
Vivendi SA	37,342	979,369

		22,389,725

Germany — 3.9%
Allianz SE	10,145	1,720,347
Axel Springer SE	18,955	1,220,870
Bayer AG	19,425	2,809,442
Bayerische Motoren Werke AG	14,216	1,784,570
Beiersdorf AG	12,477	1,259,954
Celesio AG	35,043	1,246,290
Deutsche Bank AG	13,149	532,613
Deutsche Boerse AG	1,292	98,627
Hochtief AG	13,506	1,228,914
Linde AG	8,225	1,718,225
Merck KGaA	7,997	1,373,540
Muenchener Rueckversicherungs AG	7,316	1,621,578
United Internet AG	7,100	328,145

		16,943,115

Hong Kong — 1.0%
AIA Group, Ltd.	183,600	920,019
BOC Hong Kong Holdings, Ltd.	58,500	175,433
Cathay Pacific Airways, Ltd.	18,000	32,782
Cheung Kong Holdings, Ltd.	27,000	482,333

Security Description	Shares	Value (Note 2)

Hong Kong (continued)
Hang Lung Properties, Ltd.	30,000	$95,383
Hang Seng Bank, Ltd.	9,400	154,829
Henderson Land Development Co., Ltd.	19,000	123,514
Hong Kong & China Gas Co., Ltd.	116,000	280,089
Hong Kong Exchanges and Clearing, Ltd.	15,100	281,630
Link REIT	37,500	199,521
MTR Corp., Ltd.	30,500	115,069
New World Development Co., Ltd.	57,000	65,213
Power Assets Holdings, Ltd.	38,500	334,698
Sino Land Co., Ltd.	26,000	40,176
Sun Hung Kai Properties, Ltd.	28,000	382,822
Swire Pacific, Ltd., Class A	13,000	154,599
Swire Properties, Ltd.	18,800	58,440
Wharf Holdings, Ltd.	29,000	205,728
Wheelock & Co., Ltd.	19,000	76,829

		4,179,107

Ireland — 1.4%
Covidien PLC	38,185	2,791,705
James Hardie Industries PLC CDI	6,110	81,484
Kerry Group PLC, Class A	12,233	931,322
Pentair PLC†	33,540	2,503,426

		6,307,937

Israel — 0.2%
Bank Hapoalim BM	5,878	34,262
Bank Leumi Le-Israel BM†	11,243	44,434
Bezeq The Israeli Telecommunication Corp., Ltd.	28,152	50,485
Delek Group, Ltd.	191	80,929
NICE Systems, Ltd.	358	13,912
Teva Pharmaceutical Industries, Ltd.	12,621	632,494

		856,516

Italy — 1.4%
Assicurazioni Generali SpA	67,205	1,521,650
Atlantia SpA	11,494	319,315
Enel Green Power SpA	437,310	1,226,813
Snam SpA	222,056	1,303,408
Telecom Italia SpA†	522,307	648,616
Telecom Italia SpA RSP	1,010,405	964,822

		5,984,624

Japan — 8.0%
ABC-Mart, Inc.	300	15,324
Advantest Corp.	2,800	31,658
Aeon Co., Ltd.	28,000	337,485
Aeon Mall Co., Ltd.	1,400	35,179
Air Water, Inc.	3,000	46,326
Aisin Seiki Co., Ltd.	4,400	159,705
Ajinomoto Co., Inc.	12,000	187,426
Alfresa Holdings Corp.	200	12,083
Amada Co., Ltd.	13,000	122,849
ANA Holdings, Inc.	21,000	45,796
Aozora Bank, Ltd.	35,000	107,269
Asahi Glass Co., Ltd.	47,000	261,316
Asics Corp.	2,000	43,065
Astellas Pharma, Inc.	34,500	441,925
Bank of Yokohama, Ltd.	12,000	66,837
Benesse Holdings, Inc.	1,100	46,085
Brother Industries, Ltd.	3,700	58,553
Calbee, Inc.	1,600	45,045
Canon, Inc.	18,500	606,611
Casio Computer Co., Ltd.	3,900	51,911
Central Japan Railway Co.	2,800	370,766

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Chiba Bank, Ltd.	3,000	$19,479
Chugai Pharmaceutical Co., Ltd.	3,700	98,933
Citizen Holdings Co., Ltd.	4,000	30,648
Coca - Cola West Co., Ltd.	4,400	73,391
Credit Saison Co., Ltd.	2,000	35,973
Dai Nippon Printing Co., Ltd.	10,000	100,197
Dai-ichi Life Insurance Co., Ltd.	14,900	220,719
Daido Steel Co., Ltd.	8,000	39,293
Daihatsu Motor Co., Ltd.	19,000	327,554
Daiichi Sankyo Co., Ltd.	10,600	179,513
Dainippon Sumitomo Pharma Co., Ltd.	1,600	17,509
Daito Trust Construction Co., Ltd.	1,400	151,621
Daiwa House Industry Co., Ltd.	10,000	187,132
Daiwa Securities Group, Inc.	29,000	233,880
Dena Co., Ltd.	1,100	14,361
Denso Corp.	10,400	476,377
Dentsu, Inc.	3,600	141,984
Don Quijote Holdings Co., Ltd.	1,000	58,939
East Japan Railway Co.	5,900	450,034
Eisai Co., Ltd.	4,100	167,746
FANUC Corp.	3,700	629,509
Fast Retailing Co., Ltd.	900	296,965
FUJIFILM Holdings Corp.	8,900	229,756
GungHo Online Entertainment, Inc.	14,600	96,234
Hakuhodo DY Holdings, Inc.	1,800	16,285
Hamamatsu Photonics KK	1,100	53,055
Hankyu Hanshin Holdings, Inc.	20,000	111,002
Hino Motors, Ltd.	11,000	138,419
Hirose Electric Co., Ltd.	600	85,874
Hisamitsu Pharmaceutical Co., Inc.	600	24,342
Hitachi Chemical Co., Ltd.	2,700	41,879
Hitachi High-Technologies Corp.	1,300	29,371
Hitachi Metals, Ltd.	5,000	70,727
Honda Motor Co., Ltd.	37,200	1,302,000
Hoya Corp.	1,500	46,429
Hulic Co., Ltd.	4,300	56,221
Ibiden Co., Ltd.	1,700	31,044
Idemitsu Kosan Co., Ltd.	7,200	149,446
Inpex Corp.	18,000	259,568
Isetan Mitsukoshi Holdings, Ltd.	6,100	79,755
Isuzu Motors, Ltd.	52,000	317,210
Japan Exchange Group, Inc.	3,300	78,869
Japan Petroleum Exploration Co.	800	33,202
JSR Corp.	3,200	53,721
JTEKT Corp.	8,000	121,886
Kakaku.com, Inc.†	2,100	36,740
Kaneka Corp.	6,000	37,426
Kansai Paint Co., Ltd.	4,000	62,868
Kao Corp.	10,900	430,753
KDDI Corp.	8,300	493,516
Keikyu Corp.	2,000	16,051
Keio Corp.	4,000	28,959
Keisei Electric Railway Co., Ltd.	2,000	18,487
Keyence Corp.	800	310,766
Kikkoman Corp.	4,000	80,354
Kinden Corp.	8,000	68,684
Kintetsu Corp.	26,000	91,179
Kobe Steel, Ltd.	54,000	74,794
Koito Manufacturing Co., Ltd.	2,000	47,466
Konica Minolta, Inc.	10,000	86,051
Kuraray Co., Ltd.	5,900	70,765
Kurita Water Industries, Ltd.	4,700	101,941
Kyocera Corp.	5,900	262,370
Kyowa Hakko Kirin Co., Ltd.	2,000	24,224

Security Description	Shares	Value (Note 2)

Japan (continued)
LIXIL Group Corp.	9,300	$240,722
M3, Inc.†	1,600	24,864
Mabuchi Motor Co., Ltd.	1,400	103,694
Makita Corp.	3,300	179,912
Marui Group Co., Ltd.	3,500	33,040
Maruichi Steel Tube, Ltd.	1,800	44,204
Mazda Motor Corp.	87,000	376,031
McDonald’s Holdings Co. Japan, Ltd.	4,600	130,047
Medipal Holdings Corp.	1,300	18,261
MEIJI Holdings Co., Ltd.	1,400	88,153
Mitsubishi Chemical Holdings Corp.	28,500	117,864
Mitsubishi Estate Co., Ltd.	18,000	436,916
Mitsubishi Gas Chemical Co., Inc.	8,000	46,758
Mitsubishi Materials Corp.	29,000	88,595
Mitsubishi Motors Corp.	19,300	196,413
Mitsubishi Tanabe Pharma Corp.	3,100	45,069
Mitsubishi UFJ Financial Group, Inc.	188,400	1,060,444
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,800	42,065
Mitsui Chemicals, Inc.	13,000	32,308
Mitsui Fudosan Co., Ltd.	12,000	379,686
Mitsui OSK Lines, Ltd.	18,000	64,538
Mizuho Financial Group, Inc.	369,000	717,701
MS&AD Insurance Group Holdings, Inc.	8,600	203,595
Murata Manufacturing Co., Ltd.	3,400	287,998
Nabtesco Corp.	4,100	88,927
Nexon Co., Ltd.	10,100	88,598
NGK Insulators, Ltd.	9,000	186,542
NGK Spark Plug Co., Ltd.	4,000	110,098
NHK Spring Co., Ltd.	3,500	32,456
Nidec Corp.	4,000	232,574
Nintendo Co., Ltd.	1,600	184,990
Nippon Electric Glass Co., Ltd.	5,000	25,000
Nippon Express Co., Ltd.	9,000	44,116
Nippon Meat Packers, Inc.	4,000	77,800
Nippon Paint Co., Ltd.	4,000	63,772
Nippon Telegraph & Telephone Corp.	7,200	427,332
Nippon Yusen KK	29,000	85,462
Nissan Motor Co., Ltd.	89,600	808,864
Nisshin Seifun Group, Inc.	3,300	38,316
Nissin Foods Holdings Co., Ltd.	800	38,900
Nitori Holdings Co., Ltd.	1,200	58,880
Nitto Denko Corp.	2,900	133,719
NKSJ Holdings, Inc.	4,900	136,122
NOK Corp.	1,200	22,055
Nomura Holdings, Inc.	54,800	360,130
Nomura Real Estate Holdings, Inc.	2,200	42,293
Nomura Research Institute, Ltd.	2,000	67,092
NSK, Ltd.	16,000	193,320
NTT Data Corp.	2,400	87,230
NTT DOCOMO, Inc.	26,000	431,631
NTT Urban Development Corp.	1,700	17,033
Obayashi Corp.	30,000	200,982
Odakyu Electric Railway Co., Ltd.	8,000	71,906
Oji Holdings Corp.	15,000	63,212
Olympus Corp.†	4,200	135,118
Omron Corp.	3,900	146,346
Ono Pharmaceutical Co., Ltd.	1,100	84,283
Oracle Corp. Japan	2,100	94,686
Oriental Land Co., Ltd.	2,100	349,656
ORIX Corp.	20,200	320,263
Osaka Gas Co., Ltd.	39,000	155,157
Otsuka Corp.	400	54,735
Otsuka Holdings Co., Ltd.	6,500	183,443
Panasonic Corp.	32,900	353,239

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Park24 Co., Ltd.	1,300	$24,583
Rakuten, Inc.	12,400	160,664
Resona Holdings, Inc.	31,300	163,572
Rinnai Corp.	600	52,574
Rohm Co., Ltd.	1,400	79,764
Sanrio Co., Ltd.	1,600	43,096
Santen Pharmaceutical Co., Ltd.	500	26,916
SBI Holdings, Inc.	2,200	25,047
Secom Co., Ltd.	4,300	261,717
Seiko Epson Corp.	1,100	38,197
Sekisui Chemical Co., Ltd.	8,000	86,523
Sekisui House, Ltd.	12,000	157,839
Sharp Corp.†	20,000	56,582
Shimamura Co., Ltd.	500	48,281
Shimano, Inc.	1,300	134,086
Shimizu Corp.	34,000	225,108
Shin-Etsu Chemical Co., Ltd.	7,100	421,885
Shinsei Bank, Ltd.	23,000	47,898
Shionogi & Co., Ltd.	4,300	86,127
Shiseido Co., Ltd.	8,200	137,821
Shizuoka Bank, Ltd.	2,000	18,762
Showa Denko KK	18,000	22,986
Showa Shell Sekiyu KK	17,000	183,360
SMC Corp.	1,500	391,945
SoftBank Corp.	13,500	974,042
Sony Financial Holdings, Inc.	2,200	36,242
Stanley Electric Co., Ltd.	2,800	66,507
Sumitomo Chemical Co., Ltd.	29,000	107,397
Sumitomo Electric Industries, Ltd.	26,700	358,798
Sumitomo Metal Mining Co., Ltd.	12,000	181,415
Sumitomo Mitsui Financial Group, Inc.	19,400	782,289
Sumitomo Mitsui Trust Holdings, Inc.	49,000	197,829
Sumitomo Realty & Development Co., Ltd.	5,000	214,587
Sumitomo Rubber Industries, Ltd.	4,500	66,704
Suntory Beverage & Food, Ltd.	5,200	198,448
Suzuken Co., Ltd.	700	24,754
Sysmex Corp.	2,400	84,165
T&D Holdings, Inc.	7,900	102,824
Taiheiyo Cement Corp.	21,000	79,214
Taisei Corp.	42,000	216,189
Taisho Pharmaceutical Holdings Co., Ltd.	200	14,420
Taiyo Nippon Sanso Corp.	3,000	26,257
Takashimaya Co., Ltd.	3,000	29,440
Takeda Pharmaceutical Co., Ltd.	12,500	565,693
TDK Corp.	2,200	93,900
Teijin, Ltd.	8,000	18,153
Terumo Corp.	5,400	114,472
THK Co., Ltd.	3,800	83,652
Tobu Railway Co., Ltd.	9,000	44,735
Toho Co., Ltd.	1,100	23,599
Toho Gas Co., Ltd.	3,000	15,030
Tokio Marine Holdings, Inc.	11,000	347,505
Tokyo Electron, Ltd.	2,800	168,138
Tokyo Gas Co., Ltd.	49,000	277,250
Tokyo Tatemono Co., Ltd.	5,000	45,530
Tokyu Corp.	19,000	129,529
Tokyu Fudosan Holdings Corp.	7,900	62,160
TonenGeneral Sekiyu KK	12,000	115,049
Toppan Printing Co., Ltd.	12,000	88,880
Toray Industries, Inc.	30,000	190,963
TOTO, Ltd.	17,000	214,921
Toyo Seikan Group Holdings, Ltd.	3,000	44,145
Toyo Suisan Kaisha, Ltd.	2,000	60,806
Toyoda Gosei Co., Ltd.	1,700	33,733

Security Description	Shares	Value (Note 2)

Japan (continued)
Toyota Boshoku Corp.	1,100	$12,232
Toyota Industries Corp.	5,100	236,965
Trend Micro, Inc.	4,600	142,338
Ube Industries, Ltd.	16,000	26,248
Unicharm Corp.	3,000	181,650
USS Co., Ltd.	4,300	70,371
West Japan Railway Co.	3,300	140,266
Yahoo Japan Corp.	26,500	122,087
Yakult Honsha Co., Ltd.	1,900	95,187
Yamada Denki Co., Ltd.	17,100	62,991
Yamaha Corp.	3,000	46,709
Yamaha Motor Co., Ltd.	15,700	246,758
Yamato Holdings Co., Ltd.	6,900	146,811
Yamato Kogyo Co., Ltd.	1,700	48,061
Yaskawa Electric Corp.	5,000	61,248
Yokohama Rubber Co., Ltd.	5,000	44,204

		35,148,639

Jersey — 0.9%
Delphi Automotive PLC	36,993	2,554,737
Glencore PLC	283,309	1,535,531

		4,090,268

Luxembourg — 0.0%
Tenaris SA	9,228	206,550

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	66,000	30,256

Netherlands — 1.2%
ASML Holding NV	17,743	1,522,774
ING Groep NV CVA†	67,204	941,284
LyondellBasell Industries NV, Class A	29,586	2,945,878

		5,409,936

New Zealand — 0.0%
Auckland International Airport, Ltd.	16,289	53,391
Fletcher Building, Ltd.	16,653	126,561
Telecom Corp. of New Zealand, Ltd.	17,067	38,984

		218,936

Norway — 0.4%
Statoil ASA	53,295	1,633,290

Portugal — 0.6%
EDP — Energias de Portugal SA	274,630	1,299,036
Galp Energia SGPS SA	71,973	1,275,430

		2,574,466

Singapore — 0.4%
Ascendas Real Estate Investment Trust	9,000	17,651
CapitaLand, Ltd.	48,000	122,076
CapitaMall Trust	21,000	34,657
City Developments, Ltd.	3,000	24,779
DBS Group Holdings, Ltd.	29,000	390,736
Global Logistic Properties, Ltd.	48,000	106,386
Jardine Cycle & Carriage, Ltd.	2,000	69,489
Olam International, Ltd.	113,000	210,811
Oversea-Chinese Banking Corp., Ltd.	30,000	233,198
Singapore Telecommunications, Ltd.	115,000	357,570
United Overseas Bank, Ltd.	10,000	179,941
Wilmar International, Ltd.	28,000	71,657
Yangzijiang Shipbuilding Holdings, Ltd.	41,000	33,014

		1,851,965

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Spain — 1.8%
Abertis Infraestructuras SA	54,596	$1,196,343
Banco Santander SA	272,264	2,792,432
Enagas SA	41,033	1,207,618
Ferrovial SA	59,250	1,282,574
Repsol SA	55,549	1,564,787

		8,043,754

Sweden — 1.3%
Alfa Laval AB	48,582	1,272,628
Assa Abloy AB, Class B	26,972	1,361,900
Svenska Handelsbanken AB, Class A	31,008	1,575,885
Swedbank AB, Class A	59,144	1,573,167

		5,783,580

Switzerland — 3.5%
ACE, Ltd.#	26,890	2,788,762
Actelion, Ltd.	5,058	502,693
Coca-Cola HBC AG CDI	50,910	1,170,800
Credit Suisse Group AG	59,457	1,767,443
Geberit AG	1,557	515,523
Holcim, Ltd.	16,205	1,421,444
Novartis AG	43,880	3,934,745
Roche Holding AG	5,237	1,540,982
Swiss Re AG	17,361	1,544,169

		15,186,561

United Kingdom — 6.8%
Antofagasta PLC	87,909	1,161,878
ARM Holdings PLC	23,232	358,261
Associated British Foods PLC	28,587	1,446,150
AstraZeneca PLC	32,002	2,297,743
Barclays PLC	35,883	148,563
BG Group PLC	101,255	2,072,324
BHP Billiton PLC	64,198	2,010,129
British Sky Broadcasting Group PLC	95,618	1,414,425
BT Group PLC	282,744	1,881,522
Bunzl PLC	47,262	1,324,567
Burberry Group PLC	52,531	1,349,843
easyJet PLC†	41,156	1,055,480
GlaxoSmithKline PLC	37,433	1,004,550
HSBC Holdings PLC	363,789	3,836,752
Kingfisher PLC	202,702	1,331,894
Legal & General Group PLC	262,637	1,013,413
Reckitt Benckiser Group PLC	17,631	1,507,206
SSE PLC	49,533	1,291,902
Tate & Lyle PLC	108,796	1,262,869
Vodafone Group PLC	658,865	2,313,694

		30,083,165

United States — 49.2%
AbbVie, Inc.	64,060	3,480,380
Affiliated Managers Group, Inc.†	2,171	409,451
Aflac, Inc.	43,125	2,640,544
Albemarle Corp.#	6,698	463,435
Allstate Corp.	45,511	2,651,471
Ameriprise Financial, Inc.	23,516	2,648,137
Apple, Inc.	15,961	10,103,313
AT&T, Inc.	134,075	4,755,640
Avery Dennison Corp.	8,708	441,496
Baker Hughes, Inc.	38,864	2,740,689
Bank of America Corp.	300,514	4,549,782
Bed Bath & Beyond, Inc.†#	10,082	613,490
Best Buy Co., Inc.#	45,934	1,270,534
BlackRock, Inc.	9,385	2,861,486

Security Description	Shares	Value (Note 2)

United States (continued)
Bristol-Myers Squibb Co.	28,392	$1,412,218
Capital One Financial Corp.	37,956	2,994,349
Cardinal Health, Inc.	39,145	2,764,811
CBS Corp., Class B#	47,517	2,832,488
CenterPoint Energy, Inc.	10,416	251,234
Chesapeake Energy Corp.#	18,727	537,839
Cigna Corp.	29,662	2,663,054
Cisco Systems, Inc.	149,585	3,682,783
Citigroup, Inc.	90,463	4,303,325
Clorox Co.#	27,732	2,485,342
Colgate-Palmolive Co.	3,155	215,802
Comcast Corp., Class A	80,620	4,208,364
ConocoPhillips	45,971	3,674,922
Crown Holdings, Inc.†	22,888	1,118,079
Danaher Corp.	38,447	3,015,398
Delta Air Lines, Inc.	71,337	2,847,060
Devon Energy Corp.	37,404	2,764,156
Dover Corp.#	28,416	2,477,307
Dr Pepper Snapple Group, Inc.	26,565	1,532,800
Dun & Bradstreet Corp.#	4,529	467,619
Emerson Electric Co.	43,964	2,933,718
EOG Resources, Inc.	29,873	3,160,563
Express Scripts Holding Co.†	44,558	3,184,560
Facebook, Inc., Class A†	62,043	3,927,322
Fidelity National Information Services, Inc.	12,902	698,643
Fifth Third Bancorp	121,351	2,510,752
Fluor Corp.#	30,485	2,288,814
FMC Technologies, Inc.†	3,773	219,060
General Mills, Inc.#	51,219	2,813,460
Goldman Sachs Group, Inc.#	5,393	861,855
Google, Inc., Class A†	8,107	4,634,367
Halliburton Co.	47,895	3,095,933
Hershey Co.#	25,843	2,515,558
Hewlett-Packard Co.	95,129	3,186,821
Ingredion, Inc.	4,872	371,003
Intel Corp.#	106,461	2,908,514
Johnson & Johnson	15,795	1,602,561
Kellogg Co.#	37,435	2,582,266
Kimberly-Clark Corp.	26,081	2,930,200
Macy’s, Inc.	44,507	2,665,524
MasterCard, Inc., Class A	44,975	3,438,339
Medtronic, Inc.	51,667	3,153,237
MetLife, Inc.	61,276	3,120,787
Microsoft Corp.	160,741	6,580,737
National Oilwell Varco, Inc.#	33,717	2,760,411
NetApp, Inc.	52,621	1,947,503
News Corp., Class A†#	43,090	735,115
Northrop Grumman Corp.	22,123	2,689,051
NVIDIA Corp.#	20,152	382,888
Omnicom Group, Inc.#	37,555	2,672,038
PetSmart, Inc.#	13,001	747,167
PPG Industries, Inc.	13,590	2,739,880
Priceline Group, Inc.†	2,611	3,338,503
Progressive Corp.	97,992	2,452,740
Prudential Financial, Inc.	34,645	2,846,433
QUALCOMM, Inc.	51,808	4,167,954
Quest Diagnostics, Inc.#	14,158	847,923
Regions Financial Corp.	43,314	441,370
Symantec Corp.	90,413	1,988,182
Time Warner Cable, Inc.	20,355	2,873,312
Time Warner, Inc.	44,894	3,134,948
Travelers Cos., Inc.#	29,532	2,759,765
Union Pacific Corp.	17,935	3,573,907
United Therapeutics Corp.†#	1,288	123,313

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
UnitedHealth Group, Inc.	43,959	$3,500,455
Universal Health Services, Inc., Class B	2,666	238,794
US Bancorp	80,320	3,388,701
Vertex Pharmaceuticals, Inc.†#	13,882	1,003,113
VF Corp.	6,055	381,586
Viacom, Inc., Class B	32,662	2,787,048
Visa, Inc., Class A	17,818	3,827,841
Walt Disney Co.	50,527	4,244,773
WellPoint, Inc.	25,405	2,752,886

		216,610,992

Total Common Stocks
(cost $376,346,655)		429,687,141

PREFERRED SECURITIES — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG (cost $758,683)	13,040	1,257,793

Total Long-Term Investment Securities
(cost $377,105,338)		430,944,934

SHORT-TERM INVESTMENT SECURITIES — 3.1%
Registered Investment Companies — 1.6%
State Street Navigator Securities Lending Prime Portfolio(3)	7,020,216	7,020,216
Time Deposits — 1.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/2014	$6,224,000	6,224,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills Disc. Notes
0.02% due 08/28/2014(4)	143,000	142,988
0.03% due 08/28/2014(4)	80,000	79,993
0.04% due 08/28/2014(4)	110,000	109,991
0.06% due 06/19/2014(4)	95,000	94,997

		427,969

Total Short-Term Investment Securities
(cost $13,672,191)		13,672,185

TOTAL INVESTMENTS —
(cost $390,777,529)(5)	101.1%	444,617,119
Liabilities in excess of other assets	(1.1)	(4,645,496)

NET ASSETS —	100.0%	$439,971,623

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	At May 31, 2014, the Fund had loaned securities with a total value of $8,724,661. This was secured by collateral of $7,020,216, which was received in cash and subsequently invested in short-term investments currently valued at $7,020,216 as reported in the portfolio of investments. Additional collateral of $1,956,146 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	08/01/2027 to 11/15/2040	$69,462
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	1,379,311
Government National Mtg. Assoc.	0.55% to 4.00%	11/20/2038 to 01/16/2040	293,166
United States Treasury Notes/Bonds	0.25% to 3.13%	10/31/2014 to 02/15/2042	214,207

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

CVA—Certification Van Aandelen (Dutch Cert.)

RSP—Risparmio Savings Shares

CDI—CHESS Depository Interest

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2014	Unrealized Appreciation (Depreciation)
83	Long	S&P 500 E-Mini Index	June 2014	$7,633,921	$7,974,225	$340,304

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Australia	$14,070,614	$—	$0	$14,070,614
France	22,389,725	—	—	22,389,725
Japan	35,148,639	—	—	35,148,639
United Kingdom	30,083,165	—	—	30,083,165
United States	216,610,992	—	—	216,610,992
Other Countries*	111,384,006	—	—	111,384,006
Preferred Securities	1,257,793	—	—	1,257,793
Short Term Investment Securities:
Registered Investment Companies	7,020,216	—	—	7,020,216
Time Deposits	—	6,224,000	—	6,224,000
U.S. Government Treasuries	—	427,969	—	427,969
Other Financial Instruments:†
Open Futures Contracts-Appreciation	340,304	—	—	340,304

Total	$438,305,454	$6,651,969	$0	$444,957,423

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $133,323,705 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Sovereign	22.5%
Medical — Drugs	8.0
Diversified Banking Institutions	7.0
Foreign Government Treasuries	4.3
Oil Companies — Integrated	4.1
Time Deposits	4.1
Registered Investment Companies	4.0
U.S. Government Agencies	2.5
Telecom Services	2.2
Insurance — Life/Health	2.1
Medical — Biomedical/Gene	2.0
Central Bank	1.8
Insurance — Multi-line	1.8
Oil-Field Services	1.8
Medical — Generic Drugs	1.5
Auto — Cars/Light Trucks	1.5
Retail — Drug Store	1.5
Applications Software	1.4
Electronic Components — Semiconductors	1.4
Telephone — Integrated	1.1
Transport — Services	1.1
Medical Instruments	1.1
Food — Retail	1.0
Building Products — Cement	1.0
Banks — Commercial	1.0
Cable/Satellite TV	0.9
Engineering/R&D Services	0.9
Retail — Regional Department Stores	0.8
Steel — Specialty	0.8
Photo Equipment & Supplies	0.8
Semiconductor Equipment	0.8
Oil Companies — Exploration & Production	0.8
Chemicals — Diversified	0.7
Building & Construction Products — Misc.	0.7
Networking Products	0.7
Diversified Operations	0.7
Insurance — Reinsurance	0.6
Beverages — Non-alcoholic	0.6
Retail — Major Department Stores	0.6
Banks — Fiduciary	0.6
Diversified Manufacturing Operations	0.6
Steel — Producers	0.6
Consulting Services	0.6
Airlines	0.5
Internet Security	0.5
Retail — Building Products	0.5
Cellular Telecom	0.5
Rubber — Tires	0.5
Aerospace/Defense	0.5
Publishing — Newspapers	0.5
Retail — Discount	0.4
Import/Export	0.4
Security Services	0.4
Publishing — Books	0.4
Auto/Truck Parts & Equipment — Original	0.3
Banks — Super Regional	0.3
Oil & Gas Drilling	0.3
Multimedia	0.3
Containers — Metal/Glass	0.3
Coal	0.3
Semiconductor Components — Integrated Circuits	0.3
Electronic Components — Misc.	0.3
Diversified Financial Services	0.2
Medical Labs & Testing Services	0.2
Diagnostic Kits	0.1

102.6%

Country Allocation*

United States	32.1%
United Kingdom	8.3
South Korea	7.0
France	6.2
Ireland	5.0
Mexico	3.8
Poland	3.7
Japan	3.6
Switzerland	3.5
Hungary	3.3
Netherlands	3.3
Germany	2.9
Brazil	2.5
Sweden	2.2
Italy	1.9
Singapore	1.6
Malaysia	1.3
Canada	1.3
China	1.2
Ukraine	1.0
Norway	1.0
Russia	0.9
Spain	0.8
Jersey	0.7
Bermuda	0.7
Israel	0.6
Portugal	0.6
Indonesia	0.4
Vietnam	0.3
Taiwan	0.3
Philippines	0.2
Slovenia	0.2
Serbia	0.1
Iceland	0.1

102.6%

*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 63.4%
Bermuda — 0.7%
Noble Group, Ltd.	3,377,000	$3,728,889

Brazil — 0.2%
Petroleo Brasileiro SA ADR	80,325	1,199,252

Canada — 0.4%
Talisman Energy, Inc.	201,700	2,083,409

China — 1.2%
China Life Insurance Co., Ltd.#	622,000	1,704,835
China Shenhua Energy Co., Ltd., Class H	622,000	1,700,824
China Telecom Corp., Ltd., Class H	6,174,000	3,113,697

		6,519,356

France — 6.2%
AXA SA	149,285	3,685,346
BNP Paribas SA#	84,970	5,950,025
Cie de St-Gobain#	69,330	3,949,928
Cie Generale des Etablissements Michelin	21,300	2,624,773
Credit Agricole SA#	219,170	3,419,326
Sanofi	52,982	5,665,126
Technip SA	19,570	2,101,602
Total SA#	59,540	4,178,217
Vivendi SA	104,737	2,746,938

		34,321,281

Germany — 2.9%
Deutsche Lufthansa AG	110,760	2,921,511
HeidelbergCement AG#	19,810	1,706,113
Merck KGaA	20,650	3,546,780
Metro AG†	62,520	2,609,563
Muenchener Rueckversicherungs AG#	8,250	1,828,597
Siemens AG ADR	24,050	3,196,726

		15,809,290

Ireland — 1.6%
Actavis PLC†	23,620	4,996,575
CRH PLC	141,661	3,877,552

		8,874,127

Israel — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	68,525	3,459,827

Italy — 1.9%
Eni SpA#	170,306	4,338,932
Intesa Sanpaolo SpA#	549,874	1,842,420
UniCredit SpA	525,149	4,577,905

		10,759,257

Japan — 3.6%
ITOCHU Corp.	199,400	2,356,367
Konica Minolta, Inc.	258,000	2,220,118
Nikon Corp.#	131,100	2,075,965
Nissan Motor Co., Ltd.	430,700	3,888,146
Suntory Beverage & Food, Ltd.	89,600	3,419,411
Toyota Motor Corp. ADR	39,931	4,516,595
Trend Micro, Inc.	50,900	1,575,000

		20,051,602

Jersey — 0.7%
Shire PLC	65,950	3,774,017

Netherlands — 3.3%
Akzo Nobel NV	52,880	3,963,144
Fugro NV CVA#	26,780	1,545,081
ING Groep NV CVA†	346,531	4,853,640
Koninklijke Philips NV	46,506	1,468,854

Security Description	Shares	Value (Note 2)

Netherlands (continued)
QIAGEN NV†	31,802	$729,596
Reed Elsevier NV	91,883	2,057,236
TNT Express NV	405,700	3,625,664

		18,243,215

Norway — 1.0%
Statoil ASA	67,340	2,063,716
Telenor ASA	150,072	3,557,303

		5,621,019

Portugal — 0.6%
Galp Energia SGPS SA	183,680	3,254,984

Singapore — 1.2%
DBS Group Holdings, Ltd.#	268,095	3,612,218
Singapore Telecommunications, Ltd.	955,000	2,954,158

		6,566,376

South Korea — 2.5%
Hyundai Mobis	6,574	1,855,824
KB Financial Group, Inc. ADR	38,625	1,314,023
POSCO ADR	44,000	3,114,760
Samsung Electronics Co., Ltd.	5,305	7,503,543

		13,788,150

Spain — 0.8%
Telefonica SA ADR#	264,201	4,420,083

Sweden — 0.4%
Getinge AB, Class B	92,390	2,374,638

Switzerland — 3.5%
ABB, Ltd.	102,930	2,444,803
ACE, Ltd.#	16,217	1,681,865
Credit Suisse Group AG	127,200	3,781,199
Foster Wheeler AG	56,290	1,905,980
Novartis AG	27,090	2,429,176
Roche Holding AG	17,630	5,187,610
Swiss Re AG	19,020	1,691,729

		19,122,362

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	415,914	1,657,525

United Kingdom — 8.3%
Aviva PLC	551,240	4,841,696
BAE Systems PLC	366,059	2,596,089
BP PLC	347,655	2,931,176
G4S PLC	507,383	2,126,187
GlaxoSmithKline PLC	186,576	5,006,942
HSBC Holdings PLC	415,983	4,386,280
Kingfisher PLC	426,000	2,799,118
Lloyds Banking Group PLC†	2,909,290	3,796,880
Marks & Spencer Group PLC	446,100	3,358,903
Noble Corp. PLC	55,970	1,760,816
Rexam PLC†	194,214	1,730,252
Royal Dutch Shell PLC, Class B	87,186	3,558,535
Serco Group PLC	223,500	1,392,126
Tesco PLC	593,260	3,018,567
Vodafone Group PLC ADR	78,485	2,747,760

		46,051,327

United States — 21.5%
Allegheny Technologies, Inc.#	105,840	4,346,849
Amgen, Inc.	43,190	5,009,608
Applied Materials, Inc.#	210,610	4,252,216

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares/ Principal Amount(4)		Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Baker Hughes, Inc.		82,400	$5,810,848
Bank of New York Mellon Corp.		94,460	3,264,538
Capital One Financial Corp.#		23,450	1,849,970
Chesapeake Energy Corp.#		69,530	1,996,902
Chevron Corp.		15,610	1,916,752
Cisco Systems, Inc.		155,060	3,817,577
Citigroup, Inc.		98,850	4,702,294
Comcast Corp., Special Class A		91,175	4,726,512
CVS Caremark Corp.		50,670	3,968,474
Forest Laboratories, Inc.†		74,910	7,099,970
Gilead Sciences, Inc.†#		61,790	5,017,966
Isis Pharmaceuticals, Inc.†#		35,900	1,048,998
JPMorgan Chase & Co.		86,200	4,790,134
Leidos Holdings, Inc.#		39,167	1,494,221
Macy’s, Inc.		77,780	4,658,244
Medtronic, Inc.		59,860	3,653,256
Merck & Co., Inc.		76,130	4,404,882
Microsoft Corp.		186,974	7,654,715
Morgan Stanley		111,880	3,452,617
News Corp., Class A†#		150,093	2,560,587
Pfizer, Inc.		168,809	5,001,811
Quest Diagnostics, Inc.#		21,270	1,273,860
Salix Pharmaceuticals, Ltd.†#		17,570	2,004,386
Symantec Corp.		57,220	1,258,268
Target Corp.#		42,683	2,422,687
Twenty-First Century Fox, Inc., Class A		49,667	1,758,708
United Parcel Service, Inc., Class B		25,010	2,598,039
Verizon Communications, Inc.		37,842	1,890,586
Voya Financial, Inc.#		127,840	4,576,672
Walgreen Co.		60,910	4,380,038

			118,663,185

Total Common Stocks
(cost $263,569,620)			350,343,171

FOREIGN GOVERNMENT OBLIGATIONS — 24.5%
Brazil — 2.3%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2015(1)	BRL	6,395,309	2,897,933
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2016(1)	BRL	1,128,011	517,273
Brazil Notas do Tesouro Nacional Series B Bonds 6.00% due 08/15/2018(1)	BRL	4,044,271	1,854,909
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2045(1)	BRL	11,572,463	5,162,548
Brazil Notas do Tesouro Nacional Series F Senior Notes 10.00% due 01/01/2017	BRL	5,200,000	2,327,650

			12,760,313

Canada — 0.9%
Government of Canada Bonds 1.00% due 11/01/2014	CAD	2,766,000	2,550,980
Government of Canada Bonds 1.00% due 02/01/2015	CAD	530,000	488,897
Government of Canada Bonds 2.25% due 08/01/2014	CAD	1,811,000	1,673,826

Security Description	Principal Amount(4)		Value (Note 2)

Canada (continued)
Government of Canada Notes 3.00% due 06/01/2014	CAD	202,000	$186,320

			4,900,023

Hungary — 3.3%
Republic of Hungary Senior Bonds 3.50% due 07/18/2016	EUR	135,000	189,675
Republic of Hungary Senior Bonds 3.88% due 02/24/2020	EUR	495,000	697,579
Republic of Hungary Bonds 4.00% due 04/25/2018	HUF	60,440,000	277,641
Republic of Hungary Senior Bonds 4.38% due 07/04/2017	EUR	685,000	991,184
Republic of Hungary Bonds 5.50% due 02/12/2016	HUF	164,800,000	778,007
Republic of Hungary Bonds 5.50% due 12/22/2016	HUF	858,700,000	4,112,227
Republic of Hungary Bonds 5.50% due 12/20/2018	HUF	167,520,000	815,435
Republic of Hungary Bonds 5.50% due 06/24/2025	HUF	151,220,000	723,319
Republic of Hungary Senior Bonds 5.75% due 06/11/2018	EUR	2,165,000	3,297,516
Republic of Hungary Bonds 6.00% due 11/24/2023	HUF	29,180,000	145,389
Republic of Hungary Senior Bonds 6.25% due 01/29/2020		910,000	1,023,299
Republic of Hungary Senior Bonds 6.38% due 03/29/2021#		400,000	455,000
Republic of Hungary Bonds 6.50% due 06/24/2019	HUF	155,700,000	791,055
Republic of Hungary Bonds 6.75% due 02/24/2017	HUF	633,000,000	3,124,277
Republic of Hungary Bonds 6.75% due 11/24/2017	HUF	128,040,000	642,454
Republic of Hungary Bonds 7.00% due 06/24/2022	HUF	50,400,000	264,822

			18,328,879

Iceland — 0.1%
Republic of Iceland Bonds 5.88% due 05/11/2022*		500,000	547,632

Indonesia — 0.4%
Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	248,831

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	$1,313,979
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	6,847,000,000	737,482

			2,300,292

Ireland — 3.4%
Republic of Ireland Bonds 4.40% due 06/18/2019	EUR	204,000	320,935
Republic of Ireland Bonds 4.50% due 10/18/2018	EUR	159,000	249,425
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	701,000	1,111,085
Republic of Ireland Bonds 5.00% due 10/18/2020	EUR	3,920,000	6,400,662
Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	4,011,220	6,767,613
Republic of Ireland Bonds 5.50% due 10/18/2017	EUR	1,686,800	2,666,891
Republic of Ireland Bonds 5.90% due 10/18/2019	EUR	581,000	979,296

			18,495,907

Malaysia — 0.5%
Government of Malaysia Senior Notes 3.20% due 10/15/2015	MYR	1,430,000	445,181
Government of Malaysia Senior Bonds 3.43% due 08/15/2014	MYR	1,045,000	325,589
Government of Malaysia Senior Bonds 3.74% due 02/27/2015	MYR	1,315,000	411,021
Government of Malaysia Senior Bonds 3.81% due 02/15/2017	MYR	3,115,000	975,931
Government of Malaysia Senior Notes 3.84% due 08/12/2015	MYR	1,045,000	327,752
Government of Malaysia Senior Notes 4.72% due 09/30/2015	MYR	1,342,000	425,907

			2,911,381

Mexico — 2.0%
United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,145,994	173,968
United Mexican States Bonds 3.50% due 12/14/2017(1)	MXN	4,117,434	348,178
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	2,751,801	240,067

Security Description	Principal Amount(4)		Value (Note 2)

Mexico (continued)
United Mexican States Bonds 4.50% due 12/18/2014(1)	MXN	1,693,179	$135,004
United Mexican States Bonds 5.00% due 06/16/2016(1)	MXN	4,302,256	363,921
United Mexican States Bonds 6.00% due 06/18/2015	MXN	512,000	40,773
United Mexican States Bonds 6.25% due 06/16/2016	MXN	5,627,000	457,589
United Mexican States Bonds 7.00% due 06/19/2014	MXN	930,000	72,443
United Mexican States Bonds 7.25% due 12/15/2016	MXN	25,476,000	2,131,602
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	1,633,397
United Mexican States Bonds 8.00% due 12/17/2015	MXN	64,725,000	5,347,700
United Mexican States Bonds 9.50% due 12/18/2014	MXN	1,160,000	93,055

			11,037,697

Philippines — 0.0%
Republic of the Philippines Senior Notes 1.63% due 04/25/2016	PHP	6,400,000	143,953

Poland — 3.7%
Government of Poland Bonds zero coupon due 07/25/2014	PLN	240,000	78,844
Government of Poland Bonds zero coupon due 07/25/2015	PLN	1,271,000	406,945
Government of Poland Bonds zero coupon due 01/25/2016	PLN	14,052,000	4,431,964
Government of Poland FRS Bonds 2.72% due 01/25/2017	PLN	1,357,000	446,780
Government of Poland FRS Bonds 2.72% due 01/25/2021	PLN	1,376,000	447,774
Government of Poland Bonds 5.00% due 04/25/2016	PLN	8,985,000	3,083,499
Government of Poland Bonds 5.50% due 04/25/2015	PLN	3,325,000	1,123,987
Republic of Poland Bonds 4.75% due 10/25/2016	PLN	17,215,000	5,927,187
Republic of Poland Bonds 6.25% due 10/24/2015	PLN	12,572,000	4,343,088

			20,290,068

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Russia — 0.9%
Russian Federation Senior Bonds 7.50% due 03/31/2030*(2)		$4,285,360	$4,975,303

Serbia — 0.1%
Republic of Serbia Senior Notes 5.25% due 11/21/2017*		270,000	284,175
Republic of Serbia Senior Notes 7.25% due 09/28/2021*		280,000	324,100

			608,275

Singapore — 0.1%
Republic of Singapore Senior Notes 1.13% due 04/01/2016	SGD	610,000	492,598

Slovenia — 0.2%
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		690,000	756,240
Republic of Slovenia Bonds 5.85% due 05/10/2023*		240,000	268,200

			1,024,440

South Korea — 4.1%
Bank of Korea Senior Notes 2.47% due 04/02/2015	KRW	370,900,000	364,131
Bank of Korea Senior Notes 2.81% due 10/02/2015	KRW	60,000,000	58,881
Bank of Korea Senior Notes 3.28% due 06/02/2014	KRW	518,420,000	508,155
Republic of South Korea Senior Notes 2.74% due 02/02/2015	KRW	1,100,820,000	1,079,686
Republic of South Korea Senior Notes 2.75% due 12/10/2015	KRW	1,530,800,000	1,500,775
Republic of South Korea Senior Notes 2.75% due 06/10/2016	KRW	1,259,500,000	1,234,015
Republic of South Korea Senior Notes 2.76% due 06/02/2015	KRW	376,900,000	369,695
Republic of South Korea Senior Notes 2.78% due 10/02/2014	KRW	1,056,600,000	1,036,246
Republic of South Korea Senior Notes 2.78% due 02/02/2016	KRW	297,530,000	291,777
Republic of South Korea Senior Notes 2.80% due 08/02/2015	KRW	2,887,440,000	2,833,342
Republic of South Korea Senior Notes 2.80% due 04/02/2016	KRW	555,120,000	544,460
Republic of South Korea Senior Notes 2.82% due 08/02/2014	KRW	265,000,000	259,850

Security Description	Principal Amount(4)		Value (Note 2)

South Korea (continued)
Republic of South Korea Senior Notes 2.84% due 12/02/2014	KRW	376,570,000	$369,508
Republic of South Korea Senior Notes 2.90% due 12/02/2015	KRW	3,729,700,000	3,665,196
Republic of South Korea Senior Notes 3.00% due 12/10/2016	KRW	1,345,300,000	1,324,527
Republic of South Korea Senior Notes 3.25% due 12/10/2014	KRW	199,730,000	196,397
Republic of South Korea Senior Notes 3.25% due 06/10/2015	KRW	314,300,000	309,792
Republic of South Korea Senior Notes 3.50% due 06/10/2014	KRW	6,610,230,000	6,480,293

			22,426,726

Sweden — 1.2%
Kingdom of Sweden Bonds 4.50% due 08/12/2015	SEK	41,660,000	6,522,778

Ukraine — 1.0%
Government of Ukraine Senior Bonds 7.50% due 04/17/2023#*		600,000	552,000
Government of Ukraine Senior Notes 7.80% due 11/28/2022#*		1,280,000	1,185,600
Government of Ukraine Senior Notes 7.95% due 02/23/2021*		770,000	727,804
Government of Ukraine Senior Notes 9.25% due 07/24/2017#*		3,210,000	3,173,888

			5,639,292

Vietnam — 0.3%
Republic of Vietnam Senior Bonds 6.75% due 01/29/2020*		1,695,000	1,913,231

Total Foreign Government Obligations
(cost $126,999,904)			135,318,788

Total Long-Term Investment Securities
(cost $390,569,524)			485,661,959

SHORT-TERM INVESTMENT SECURITIES — 14.7%
Foreign Government Obligations — 4.1%
Bank Negara Malaysia Monetary Notes
2.83% due 09/09/2014	MYR	850,000	262,275
2.83% due 09/18/2014	MYR	915,000	282,532
2.85% due 10/16/2014	MYR	80,000	24,628
2.86% due 06/05/2014	MYR	20,000	6,223
2.86% due 06/24/2014	MYR	140,000	43,495
2.86% due 07/08/2014	MYR	30,000	9,311
2.86% due 08/14/2014	MYR	90,000	27,847
2.86% due 09/09/2014	MYR	20,000	6,176
2.86% due 09/25/2014	MYR	250,000	77,112
2.86% due 11/06/2014	MYR	130,000	39,949
2.87% due 06/03/2014	MYR	70,000	21,783
2.87% due 06/17/2014	MYR	50,000	15,543

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Foreign Government Obligations (continued)
Bank Negara Malaysia Monetary Notes (continued)
2.87% due 07/15/2014	MYR	1,220,000	$378,429
2.87% due 07/24/2014	MYR	1,830,000	567,252
2.87% due 08/21/2014	MYR	10,000	3,092
2.87% due 09/11/2014	MYR	90,000	27,786
2.87% due 09/18/2014	MYR	10,000	3,086
2.87% due 10/02/2014	MYR	90,000	27,739
2.87% due 10/16/2014	MYR	240,000	73,884
2.87% due 12/02/2014	MYR	150,000	45,992	*
2.87% due 12/16/2014	MYR	80,000	24,499
2.87% due 02/17/2015	MYR	320,000	97,466
2.88% due 07/03/2014	MYR	10,000	3,105
2.88% due 11/06/2014	MYR	700,000	215,111
2.88% due 11/18/2014	MYR	150,000	46,048
2.88% due 01/08/2015	MYR	170,000	51,956
2.88% due 04/16/2015	MYR	260,000	78,800
2.89% due 08/05/2014	MYR	250,000	77,410
2.89% due 09/18/2014	MYR	80,000	24,685
2.89% due 03/05/2015	MYR	80,000	24,333
2.90% due 06/19/2014	MYR	90,000	27,972
2.90% due 07/10/2014	MYR	35,000	10,860
2.90% due 07/15/2014	MYR	310,000	96,155
2.90% due 07/17/2014	MYR	40,000	12,405
2.90% due 07/24/2014	MYR	390,000	120,883
2.90% due 10/02/2014	MYR	685,000	211,126
2.90% due 10/16/2014	MYR	1,845,000	567,984
2.90% due 10/28/2014	MYR	10,000	3,075
2.90% due 12/16/2014	MYR	60,000	18,374
2.91% due 06/19/2014	MYR	100,000	31,079
2.91% due 03/12/2015	MYR	30,000	9,119
2.91% due 03/24/2015	MYR	10,000	3,037
2.91% due 04/16/2014	MYR	40,000	12,123
2.92% due 06/05/2014	MYR	110,000	34,225
2.92% due 07/15/2014	MYR	80,000	24,812
2.92% due 08/14/2014	MYR	20,000	6,188
2.92% due 03/05/2015	MYR	140,000	42,582
2.93% due 08/21/2014	MYR	50,000	15,462
2.93% due 03/12/2015	MYR	310,000	94,233
2.94% due 06/12/2014	MYR	10,000	3,110
2.95% due 06/19/2014	MYR	60,000	18,648
2.95% due 10/28/2014	MYR	310,000	95,337
2.96% due 07/17/2014	MYR	50,000	15,503
3.00% due 05/05/2015	MYR	185,000	55,881

			4,117,720

Bank of Korea
2.57% due 06/09/2014	KRW	1,134,000,000	1,096,844
2.72% due 09/09/2014	KRW	1,119,000,000	1,111,549

			2,208,393

Kingdom of Sweden
0.60% due 09/17/2014	SEK	4,560,000	679,907
0.72% due 06/18/2014	SEK	19,260,000	2,877,101

			3,557,008

Republic of Singapore
0.31% due 08/01/2014	SGD	1,400,000	1,115,641
0.32% due 09/30/2014	SGD	615,000	489,783

			1,605,424

Republic of the Philippines
0.15% due 10/08/2014	PHP	53,360,000	1,214,213

United Mexican States
3.43% due 09/18/2014	MXN	1,190,000	91,581
3.51% due 07/10/2014	MXN	2,734,000	211,860
3.58% due 04/01/2015	MXN	6,334,000	478,096
3.61% due 10/16/2014	MXN	1,452,700	111,476

Security Description	Shares/ Principal Amount(4)		Value (Note 2)

United Mexican States (continued)
3.64% due 12/11/2014	MXN	1,452,800	$110,885
3.66% due 04/01/2015	MXN	1,110,000	83,784
3.69% due 10/16/2014	MXN	49,486,500	3,797,448
3.70% due 12/11/2014	MXN	62,570,000	4,775,644

			9,660,774

Total Foreign Government Obligations
(cost $22,190,155)			22,363,532

Registered Investment Companies — 4.0%
State Street Navigator Securities Lending Prime Portfolio(3) (cost $22,037,399)		22,037,399	22,037,399

Time Deposits — 4.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/02/2014 (cost $22,639,000)		22,639,000	22,639,000

U.S. Government Agencies — 2.5%
Federal Home Loan Bank 0.00% due 06/02/2014 (cost $14,000,000)		14,000,000	14,000,000

Total Short-Term Investment Securities
(cost $80,866,554)			81,039,931

TOTAL INVESTMENTS
(cost $471,436,078)(5)		102.6%	566,701,890
Liabilities in excess of other assets		(2.6)	(14,627,815)

NET ASSETS —		100.0%	$552,074,075

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2014, the aggregate value of these securities was $14,708,173 representing 2.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Principal amount of security is adjusted for inflation.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2014.
(3)	At May 31, 2014, the Fund had loaned securities with a total value of $21,035,228. This was secured by collateral of $22,037,399, which was received in cash and subsequently invested in short-term investments currently valued at $22,037,399 as reported in the portfolio of investments.
(4)	Denominated in United States Dollars unless otherwise indicated.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

BRL—Brazilian Real

CAD—Canadian Dollar

CVA—Certification Van Aandelen (Dutch Cert.)

EUR—Euro Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	214,699	USD	293,558	02/27/2015	$755	$—
	JPY	56,856,800	USD	560,000	05/18/2015	—	(163)
	JPY	57,192,125	USD	565,000	05/19/2015	1,527	—

						2,282	(163)

Barclays Investments, Inc.	EUR	154,000	USD	201,340	07/16/2014	–	(8,576)
	EUR	453,000	USD	600,787	08/05/2014	–	(16,703)
	EUR	214,240	USD	287,208	08/25/2014	–	(4,832)
	EUR	54,521	USD	72,840	09/19/2014	–	(1,483)
	EUR	131,194	USD	177,605	09/24/2014	–	(1,242)
	EUR	391,113	USD	540,796	10/27/2014	7,582	–
	EUR	181,000	USD	246,703	01/21/2015	–	(115)
	EUR	664,629	USD	909,468	01/27/2015	3,140	–
	EUR	1,629,000	USD	2,216,173	02/10/2015	–	(5,320)
	EUR	3,039,000	USD	4,132,128	02/11/2015	–	(12,217)
	EUR	2,744,686	USD	3,770,948	02/26/2015	27,801	–
	EUR	709,208	USD	974,359	03/09/2015	7,114	–
	EUR	130,161	USD	181,510	03/17/2015	3,984	–
	EUR	72,605	USD	101,102	03/23/2015	2,075	–
	EUR	188,102	USD	259,289	04/02/2015	2,720	–
	EUR	453,864	USD	628,992	05/05/2015	9,832	–
	JPY	65,630,000	USD	674,400	06/10/2014	29,676	–
	JPY	557,000,000	USD	5,686,923	11/05/2014	209,707	–
	JPY	24,850,000	USD	239,645	12/26/2014	–	(4,819)
	JPY	39,140,000	USD	377,421	01/15/2015	–	(7,697)
	JPY	116,230,000	USD	1,150,672	02/09/2015	6,754	–
	JPY	22,560,000	USD	220,259	02/25/2015	–	(1,808)
	JPY	45,070,000	USD	440,709	02/26/2015	–	(2,936)
	JPY	40,123,600	USD	392,374	03/09/2015	–	(2,626)
	JPY	57,347,500	USD	565,000	05/19/2015	–	(4)
	USD	354,953	CLP	200,300,000	06/05/2014	9,520	–
	USD	1,038,223	SGD	1,318,751	08/12/2014	13,176	–
	USD	381,890	SGD	485,000	08/18/2014	4,787	–
	USD	133,150	CLP	77,400,000	02/10/2015	4,197	–

						342,065	(70,378)

Citibank N.A.	EUR	134,537	USD	178,171	07/28/2014	–	(5,217)
	EUR	97,289	USD	129,521	08/08/2014	–	(3,095)
	EUR	27,522	USD	36,673	08/11/2014	–	(843)
	EUR	157,344	USD	216,604	09/26/2014	2,108	–
	EUR	1,545,000	USD	2,092,788	10/15/2014	–	(13,494)
	EUR	2,388,000	USD	3,215,979	11/07/2014	–	(39,724)
	EUR	1,316,000	USD	1,769,652	11/17/2014	–	(24,571)
	EUR	1,203,000	USD	1,635,418	01/12/2015	–	(4,992)
	EUR	375,660	USD	512,926	01/14/2015	673	–
	EUR	2,172,000	USD	2,953,638	02/10/2015	–	(8,353)
	EUR	795,744	USD	1,101,330	03/10/2015	16,059	–
	EUR	89,576	USD	124,985	03/17/2015	2,814	–
	INR	4,668,000	USD	79,074	06/03/2014	76	–
	JPY	32,100,000	USD	323,687	06/09/2014	8,351	–
	JPY	72,889,000	USD	732,654	07/24/2014	16,422	–
	JPY	80,345,200	USD	835,419	08/13/2014	45,818	–
	JPY	161,237,200	USD	1,631,589	11/12/2014	45,996	–
	JPY	38,770,000	USD	373,884	12/26/2014	–	(7,520)
	JPY	90,060,000	USD	883,634	02/13/2015	–	(2,757)
	JPY	44,980,000	USD	440,808	02/17/2015	–	(1,913)
	JPY	57,279,600	USD	565,000	05/19/2015	665	–
	USD	73,861	INR	4,668,000	06/03/2014	5,137	–
	USD	75,753	INR	4,623,000	08/07/2014	1,340	–
	USD	78,043	INR	4,668,000	09/03/2014	–	(684)
	USD	306,225	CLP	159,543,000	10/24/2014	–	(20,059)
	USD	572,695	CLP	327,410,000	02/17/2015	7,901	–

						153,360	(133,222)

Deutsche Bank AG	EUR	352,066	MYR	1,491,000	07/18/2014	–	(17,363)
	EUR	394,284	MYR	1,683,000	07/22/2014	–	(15,498)
	EUR	133,000	USD	174,472	07/22/2014	–	(6,819)
	EUR	120,000	USD	157,682	07/23/2014	–	(5,889)
	EUR	508,005	MYR	2,164,000	07/25/2014	–	(21,485)
	EUR	316,000	USD	417,952	07/25/2014	–	(12,786)
	EUR	797,552	SEK	6,934,000	07/29/2014	–	(51,925)

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	EUR	80,784	USD	107,879	08/29/2014	$–	$(2,242)
	EUR	137,755	USD	185,542	11/19/2014	–	(2,273)
	EUR	122,735	USD	166,306	11/28/2014	–	(1,034)
	EUR	1,547,000	USD	2,114,077	01/30/2015	4,476	–
	EUR	1,190,000	USD	1,612,986	02/03/2015	–	(9,803)
	EUR	1,428,000	USD	1,931,656	02/09/2015	–	(15,725)
	EUR	730,000	USD	1,003,458	02/23/2015	7,907	–
	EUR	1,270,000	USD	1,743,647	03/09/2015	11,573	–
	EUR	2,670,185	SEK	23,782,000	03/24/2015	–	(100,348)
	EUR	234,000	USD	322,253	03/26/2015	3,090	–
	EUR	36,531	USD	50,285	03/31/2015	458	–
	EUR	630,927	USD	870,454	04/07/2015	9,857	–
	EUR	133,071	USD	183,674	04/13/2015	2,157	–
	INR	27,597,000	USD	467,480	06/03/2014	447	–
	JPY	23,100,000	USD	240,385	06/11/2014	13,458	–
	JPY	43,210,000	USD	420,552	06/20/2014	–	(3,953)
	JPY	70,835,000	USD	712,999	11/14/2014	16,403	–
	JPY	691,920,000	USD	6,984,858	11/17/2014	180,327	–
	JPY	686,286,000	USD	6,865,606	11/19/2014	116,385	–
	JPY	43,140,000	USD	420,597	12/22/2014	–	(3,780)
	JPY	58,120,000	USD	562,268	01/16/2015	–	(9,608)
	SGD	147,250	USD	117,237	05/30/2014	–	–
	USD	438,201	INR	27,597,000	06/03/2014	28,833	–
	USD	88,973	INR	5,431,000	06/09/2014	2,814	–
	USD	650,410	SGD	816,200	06/23/2014	311	–
	USD	258,400	INR	15,966,000	06/26/2014	10,412	–
	USD	211,379	INR	12,940,100	06/30/2014	6,293	–
	USD	513,717	INR	31,543,000	07/15/2014	15,070	–
	USD	1,100,849	MYR	3,540,000	07/15/2014	–	(2,444)
	USD	830,690	INR	51,060,000	07/17/2014	24,889	–
	USD	501,392	MYR	1,621,000	07/18/2014	1,471	–
	USD	172,225	INR	10,622,000	07/22/2014	5,557	–
	USD	787,302	MYR	2,557,000	07/22/2014	5,698	–
	USD	965,318	MYR	3,109,000	07/25/2014	–	(1,333)
	USD	167,464	INR	10,337,400	07/31/2014	5,199	–
	USD	491,951	SGD	624,000	08/07/2014	5,543	–
	USD	87,072	INR	5,308,000	08/12/2014	1,342	–
	USD	981,353	SGD	1,242,000	08/12/2014	8,855	–
	USD	241,142	INR	14,554,000	08/19/2014	885	–
	USD	286,717	SGD	363,500	08/19/2014	3,092	–
	USD	223,590	INR	13,258,000	08/21/2014	–	(3,217)
	USD	277,520	CLP	156,410,000	08/27/2014	4,651	–
	USD	269,307	INR	15,966,000	08/27/2014	–	(4,290)
	USD	370,889	SGD	471,000	08/27/2014	4,629	–
	USD	172,823	INR	10,337,400	08/28/2014	–	(1,273)
	USD	461,693	INR	27,597,000	09/03/2014	–	(4,354)
	USD	635,927	CLP	362,260,000	09/05/2014	17,028	–
	USD	331,976	CLP	189,160,000	09/08/2014	8,873	–
	USD	342,865	CLP	179,490,000	09/30/2014	–	(20,151)
	USD	339,929	CLP	190,700,000	10/06/2014	2,736	–
	USD	390,933	MYR	1,259,000	10/24/2014	–	(3,212)
	USD	248,614	MYR	810,160	11/19/2014	393	–
	USD	420,506	CLP	239,310,000	11/28/2014	7,244	–
	USD	117,258	SGD	147,250	11/28/2014	154	–
	USD	310,971	MYR	1,043,400	01/08/2015	8,522	–
	USD	111,190	CLP	63,890,000	02/17/2015	2,106	–
	USD	236,908	CLP	136,080,000	02/26/2015	4,191	–
	USD	296,773	CLP	171,950,000	03/03/2015	7,731	–
	USD	312,786	CLP	184,040,000	03/13/2015	12,846	–
	USD	118,989	MYR	394,093	04/16/2015	840	–
	USD	897,747	SGD	1,121,600	05/19/2015	–	(3,124)
	USD	117,307	SGD	147,250	05/29/2015	147	–

						574,893	(323,929)

Goldman Sachs International	EUR	316,000	USD	418,340	07/25/2014	–	(12,399)
	EUR	849,000	USD	1,168,351	02/23/2015	10,512	–
	JPY	11,563,000	USD	111,493	01/08/2015	–	(2,274)
	JPY	45,170,000	USD	444,985	02/18/2015	390	–

						10,902	(14,673)

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank PLC	EUR	686,000	USD	909,245	08/04/2014	$–	$(25,848)
	EUR	1,801,000	USD	2,445,812	10/20/2014	–	(9,500)
	EUR	372,921	USD	509,038	12/09/2014	573	–
	EUR	1,585,000	USD	2,155,774	02/10/2015	–	(5,715)
	INR	21,106,500	USD	357,534	06/03/2014	342	–
	JPY	48,100,000	USD	485,810	06/09/2014	13,297	–
	JPY	69,900,000	USD	722,615	06/10/2014	35,945	–
	JPY	43,210,000	USD	420,634	12/22/2014	–	(4,432)
	JPY	67,990,000	USD	667,075	02/12/2015	–	(2,091)
	JPY	57,393,500	USD	565,000	05/19/2015	–	(458)
	USD	333,742	INR	21,106,500	06/03/2014	23,451	–
	USD	517,871	SGD	652,000	06/20/2014	1,941	–
	USD	178,164	INR	10,553,250	07/03/2014	–	(761)
	USD	550,724	INR	33,693,000	07/07/2014	15,144	–
	USD	325,428	INR	20,286,000	07/30/2014	13,481	–
	USD	269,265	MYR	883,000	07/31/2014	4,404	–
	USD	492,114	SGD	624,000	08/07/2014	5,380	–
	USD	94,043	INR	5,733,000	08/12/2014	1,449	–
	USD	546,830	MYR	1,800,000	08/12/2014	10,554	–
	USD	237,236	INR	14,470,000	08/13/2014	3,728	–
	USD	286,762	SGD	363,500	08/19/2014	3,046	–
	USD	313,237	INR	18,740,000	08/28/2014	–	(2,246)
	USD	176,480	INR	10,553,250	09/03/2014	–	(1,591)
	USD	1,113,227	MXN	14,850,450	09/10/2014	32,937	–
	USD	830,049	SGD	1,053,000	09/15/2014	9,501	–
	USD	684,834	SGD	867,000	09/19/2014	6,423	–
	USD	523,821	MYR	1,680,000	10/22/2014	–	(6,370)
	USD	259,534	MYR	840,371	10/24/2014	–	(733)
	USD	148,342	MYR	483,000	11/20/2014	100	–
	USD	2,039,918	KRW	2,228,406,400	02/10/2015	120,188	–
	USD	287,579	SGD	363,500	02/18/2015	2,303	–

						304,187	(59,745)

JPMorgan Chase & Co.	CLP	79,240,000	USD	144,546	06/03/2014	326	–
	EUR	502,065	MYR	2,164,000	07/30/2014	–	(13,629)
	EUR	686,000	USD	911,979	07/31/2014	–	(23,111)
	EUR	112,835	USD	150,886	08/27/2014	–	(2,924)
	EUR	701,089	USD	949,005	11/20/2014	–	(6,860)
	EUR	548,072	USD	749,214	01/14/2015	1,859	–
	EUR	375,660	USD	510,475	01/22/2015	–	(1,790)
	EUR	2,128,000	USD	2,918,371	02/19/2015	16,307	–
	EUR	729,000	USD	1,010,430	04/14/2015	16,027	–
	JPY	32,200,000	USD	323,407	06/09/2014	7,088	–
	JPY	47,400,000	USD	481,725	06/10/2014	16,086	–
	JPY	64,760,000	USD	674,418	06/11/2014	38,236	–
	JPY	27,300,000	USD	288,935	06/17/2014	20,738	–
	JPY	112,000,000	USD	1,124,159	07/24/2014	23,609	–
	JPY	39,100,000	USD	394,451	07/25/2014	10,239	–
	JPY	52,770,000	USD	507,741	10/17/2014	–	(11,098)
	JPY	99,670,000	USD	1,015,383	10/20/2014	35,399	–
	JPY	56,320,000	USD	569,522	11/13/2014	15,671	–
	JPY	25,450,000	USD	245,385	01/15/2015	–	(5,030)
	JPY	52,770,000	USD	508,288	01/20/2015	–	(10,966)
	JPY	116,200,000	USD	1,150,853	02/06/2015	7,263	–
	JPY	116,480,000	USD	1,150,646	02/09/2015	4,267	–
	JPY	67,952,000	USD	667,485	02/12/2015	–	(1,307)
	JPY	45,100,000	USD	441,534	02/13/2015	–	(2,351)
	JPY	45,120,000	USD	444,344	02/18/2015	241	–
	USD	154,494	CLP	79,240,000	06/03/2014	–	(10,274)
	USD	83,755	SGD	106,000	06/19/2014	754	–
	USD	137,024	INR	8,121,000	06/30/2014	–	(417)
	USD	82,944	INR	5,104,000	07/22/2014	2,483	–
	USD	86,103	SGD	110,000	07/24/2014	1,596	–
	USD	173,361	CLP	96,770,000	07/30/2014	1,699	–
	USD	1,003,284	MYR	3,269,000	07/30/2014	9,951	–
	USD	136,494	INR	8,121,000	07/31/2014	–	(851)
	USD	397,559	MYR	1,342,000	07/31/2014	18,368	–
	USD	1,450,642	SGD	1,831,000	07/31/2014	9,147	–
	USD	187,026	INR	11,460,000	08/06/2014	4,125	–
	USD	269,703	INR	16,267,000	08/19/2014	811	–
	USD	125,527	CLP	70,000,000	08/20/2014	843	–

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	59,554	MYR	200,000	08/27/2014	$2,309	$–
	USD	57,082	CLP	32,200,000	08/28/2014	1,002	–
	USD	135,832	INR	8,121,000	08/28/2014	–	(1,064)
	USD	283,144	MYR	916,000	10/20/2014	–	(968)
	USD	260,475	MYR	833,000	10/31/2014	–	(4,080)
	USD	738,824	MYR	2,432,356	12/17/2014	7,201	–
	USD	165,751	MYR	555,400	01/08/2015	4,314	–
	USD	89,296	MYR	299,000	01/09/2015	2,252	–
	USD	26,906	MYR	90,000	01/12/2015	644	–
	USD	63,274	MYR	210,000	01/16/2015	990	–
	USD	281,037	MYR	951,000	02/04/2015	9,576	–
	USD	207,954	CLP	118,700,000	02/24/2015	2,393	–
	USD	119,763	CLP	70,600,000	03/20/2015	5,078	–
	USD	171,170	CLP	98,979,000	04/28/2015	3,264	–
	USD	139,630	CLP	79,240,000	06/03/2015	–	(415)

						302,156	(97,135)

Morgan Stanley and Co., Inc.	EUR	146,136	SEK	1,283,353	07/16/2014	–	(7,563)
	EUR	125,666	SEK	1,094,428	07/22/2014	–	(7,886)
	USD	135,236	CLP	76,300,000	06/06/2014	3,587	–
	USD	244,507	CLP	130,090,000	07/31/2014	–	(9,194)
	USD	1,157,484	SGD	1,467,690	08/01/2014	12,651	–
	USD	122,179	CLP	65,020,000	08/20/2014	–	(4,800)
	USD	313,139	CLP	174,340,000	10/10/2014	4	–
	USD	276,856	CLP	152,700,000	01/12/2015	–	(5,119)
	USD	298,158	CLP	171,620,000	02/12/2015	6,324	–
	USD	147,689	CLP	84,360,000	02/23/2015	1,819	–
	USD	281,503	CLP	161,400,000	02/25/2015	4,484	–
	USD	275,503	CLP	156,210,000	04/16/2015	77	–
	USD	132,958	CLP	77,900,000	05/11/2015	4,174	–
	USD	493,473	CLP	280,490,000	05/22/2015	–	(176)

						33,120	(34,738)

Standard Chartered Bank	EUR	195,111	USD	266,547	12/09/2014	520	–
	EUR	3,447,257	USD	4,684,857	01/13/2015	–	(15,837)
	EUR	1,210,000	USD	1,655,546	02/13/2015	5,435	–
	EUR	1,333,312	USD	1,831,037	02/26/2015	12,693	–
	EUR	686,000	USD	949,328	04/30/2015	13,510	–
	JPY	116,210,000	USD	1,150,623	02/06/2015	6,933	–

						39,091	(15,837)

UBS AG	EUR	1,053,932	SEK	9,282,820	07/16/2014	–	(50,469)
	EUR	685,000	USD	911,667	08/01/2014	–	(22,061)
	EUR	1,025,174	SEK	9,000,000	08/26/2014	–	(54,241)

						–	(126,771)

Net Unrealized Appreciation (Depreciation)						$1,762,056	$(876,591)

Currency Legend

CLP—Chilean Peso

EUR—Euro Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MYR—Malaysian Ringgit

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
France	$34,321,281	$—	$—	$34,321,281
United Kingdom	46,051,327	—	—	46,051,327
United States	118,663,185	—	—	118,663,185
Other Countries*	151,307,378	—	—	151,307,378
Foreign Government Obligations	—	135,318,788	—	135,318,788
Short-Term Investment Securities:
Foreign Government Obligations	—	22,363,532	—	22,363,532
Registered Investment Companies	22,037,399	—	—	22,037,399
Time Deposits	—	22,639,000	—	22,639,000
U.S. Government Agencies	—	14,000,000	—	14,000,000
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Appreciation	—	1,762,056	—	1,762,056

Total	$372,380,570	$196,083,376	$—	$568,463,946

LIABILITIES:
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Depreciation	$—	$876,591	$—	$876,591

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $166,269,947 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — May 31, 2014 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	28.7%
United States Treasury Notes	21.7
Federal Home Loan Mtg. Corp.	17.1
United States Treasury Bonds	8.4
Registered Investment Companies	7.5
Investment Companies	6.5
Government National Mtg. Assoc.	5.3
Repurchase Agreements	4.5
Federal Farm Credit Bank	2.9
Insurance — Reinsurance	0.8
Diversified Financial Services	0.7
Federal Home Loan Bank	0.7
Diversified Banking Institutions	0.4
Computers	0.2
Banks-Commercial	0.2
Chemicals — Diversified	0.2
Electric — Integrated	0.2
Banks — Super Regional	0.2
Multimedia	0.1
Cable/Satellite TV	0.1
Networking Products	0.1
Telephone — Integrated	0.1
Auto/Truck Parts & Equipment — Original	0.1
Real Estate Investment Trusts	0.1
Transport — Rail	0.1

106.9%

Credit Quality†#

Aaa	93.9%
Aa	4.4
A	0.5
Baa	1.2

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 0.7%
Diversified Financial Services — 0.7%
Commercial Mtg. Pass Through Certs. VRS Series 2012-CR2, Class XA 1.93% due 08/15/2045(1)	$974,108	$104,794
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	315,916	332,790
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	219,110
Wells Fargo Resecuritization Trust Series 2012-IO, Class A 1.75% due 08/20/2021*(1)	200,578	200,658
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	339,701

Total Asset Backed Securities
(cost $1,172,152)		1,197,053

U.S. CORPORATE BONDS & NOTES — 2.6%
Auto/Truck Parts & Equipment - Original — 0.1%
Johnson Controls, Inc. Senior Notes 5.00% due 03/30/2020#	200,000	224,081

Banks - Super Regional — 0.2%
Wells Fargo & Co. Senior Notes 1.50% due 07/01/2015	237,000	239,747

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018#	200,000	230,934

Chemicals - Diversified — 0.2%
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	257,945

Computers — 0.2%
Apple, Inc. Senior Notes 2.40% due 05/03/2023#	227,000	215,775
Apple, Inc. Senior Notes 2.85% due 05/06/2021#	151,000	153,101

		368,876

Diversified Banking Institutions — 0.4%
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022#	162,000	175,698
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	227,937
Morgan Stanley Senior Notes 3.80% due 04/29/2016	200,000	210,574

		614,209

Electric - Integrated — 0.2%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	250,698

Security Description	Principal Amount	Value (Note 2)

Insurance - Reinsurance — 0.8%
Berkshire Hathaway Finance Corp. Company Guar. Notes 0.95% due 08/15/2016#	$1,250,000	$1,260,135

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	227,019

Real Estate Investment Trusts — 0.1%
CommonWealth REIT Senior Notes 5.75% due 11/01/2015	200,000	207,326

Telephone - Integrated — 0.1%
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	160,000	165,662

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	86,957
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	21,717

		108,674

Total U.S. Corporate Bonds & Notes
(cost $4,029,899)		4,155,306

FOREIGN CORPORATE BONDS & NOTES — 6.8%
Banks - Commercial — 0.2%
Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/2016*#	250,000	259,115

Investment Companies — 6.5%
Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/2015*	10,000,000	10,510,070

Multimedia — 0.1%
Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018#	200,000	235,304

Telephone-Integrated — 0.0%
Nippon Telegraph & Telephone Corp. General Refunding Mtg. Notes 1.40% due 07/18/2017	60,000	60,426

Total Foreign Corporate Bonds & Notes
(cost $10,923,648)		11,064,915

U.S. GOVERNMENT AGENCIES — 54.7%
Federal Farm Credit Bank — 2.9%
3.35% due 10/21/2025	1,500,000	1,499,223
4.88% due 12/16/2015	2,000,000	2,143,244
4.88% due 01/17/2017	1,000,000	1,111,274

		4,753,741

Federal Home Loan Bank — 0.7%
4.75% due 09/11/2015	1,000,000	1,056,792

Federal Home Loan Mtg. Corp. — 17.1%
2.41% due 12/01/2035 FRS	27,089	28,799
3.50% due 06/01/2033	2,823,591	2,949,338
4.50% due 09/01/2019	107,398	114,124
4.50% due 09/01/2039	1,551,364	1,679,135
4.50% due 11/01/2039	671,153	726,429

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
4.50% due 02/01/2040	$993,265	$1,075,071
4.50% due 04/01/2040	82,869	89,694
4.50% due 06/01/2040	275,641	298,343
4.50% due 08/01/2040	990,836	1,072,441
4.50% due 03/01/2041	2,898,601	3,137,332
4.50% due 04/01/2041	403,344	436,563
4.50% due 06/01/2041	744,193	805,554
4.75% due 11/17/2015#	3,000,000	3,199,146
5.00% due 12/14/2018#	1,000,000	1,144,568
5.00% due 10/01/2034	56,682	62,430
5.50% due 12/01/2036	34,338	38,126
6.00% due 11/01/2033	108,978	123,462
6.50% due 02/01/2032	66,434	75,390
7.50% due 09/01/2016	2,666	2,674
8.00% due 02/01/2030	3,751	3,925
8.00% due 08/01/2030	531	630
8.00% due 06/01/2031	2,753	3,180
Federal Home Loan Mtg. Corp. REMIC Series 4150, Class GE 2.00% due 01/15/2033(2)	2,707,058	2,662,029
Series 4186, Class JE 2.00% due 03/15/2033(2)	671,384	660,177
Series 3981, Class PA 3.00% due 04/15/2031(2)	658,880	675,481
Series 4150, Class IG 3.00% due 01/15/2033(2)(3)	8,978,150	1,119,838
Series 4057, Class WY 3.50% due 06/15/2027(2)	1,000,000	1,011,178
Series 3813, Class D 4.00% due 02/15/2026(2)	1,000,000	1,056,136
Series 3917, Class B 4.50% due 08/15/2026(2)	465,000	508,161
Series 3927, Class AY 4.50% due 09/15/2026(2)	1,494,968	1,640,751
Series 3786, Class PB 4.50% due 07/15/2040(2)	1,000,000	1,100,940
Series 4039, Class SA 6.35% due 05/15/2042 FRS(2)(3)	1,316,783	254,043

		27,755,088

Federal National Mtg. Assoc. — 28.7%
zero coupon due 10/09/2019	4,250,000	3,746,248
1.87% due 01/01/2036 FRS	18,776	20,074
1.98% due 02/01/2035 FRS	9,106	9,699
2.26% due 11/01/2034 FRS	33,317	33,701
4.00% due 09/01/2040	264,080	280,232
4.00% due 10/01/2040	255,000	270,597
4.00% due 12/01/2040	274,146	290,913
4.00% due 01/01/2041	657,517	697,733
4.00% due 02/01/2041	3,051,240	3,237,866
4.00% due 03/01/2041	3,887,851	4,125,648
4.00% due 06/01/2042	2,349,020	2,503,260
5.00% due 02/01/2019	156,772	167,709
5.00% due 12/01/2036	79,769	88,187
5.50% due 12/01/2033	95,695	107,111
5.50% due 10/01/2034	144,722	161,231
6.00% due 06/01/2035	13,203	14,817
6.00% due 08/25/2037(2)(3)	655,547	122,286
6.50% due 02/01/2017	8,938	9,322
6.50% due 07/01/2032	13,693	15,612
7.00% due 09/01/2031	28,276	31,862
11.50% due 09/01/2019	15	15
12.00% due 01/15/2016	12	12
12.50% due 09/20/2015	2	2
13.00% due 11/15/2015	0	0

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC Series 2002-34, Class AO zero coupon due 05/18/2032(2)(4)	$691,531	$648,864
Series 2013-15, Class DC 2.00% due 03/25/2033(2)	1,823,593	1,773,832
Series 2011-126, Class EC 2.00% due 04/25/2040(2)	1,161,439	1,169,595
Series 2012-38, Class PA 2.00% due 09/25/2041(2)	4,201,064	4,030,950
Series 2013-23, Class KJ 2.25% due 05/25/2042(2)	2,774,517	2,691,312
Series 2012-93, Class ME 2.50% due 01/25/2042(2)	4,376,052	4,359,528
Series 2013-73, Class TD 2.50% due 09/25/2042(2)	1,393,580	1,391,599
Series 2013-100, Class DE 3.00% due 11/25/2030(2)	5,600,609	5,739,241
Series 2011-145, Class PB 3.50% due 01/25/2032(2)	2,500,000	2,564,398
Series 2012-50, Class VB 4.00% due 01/25/2029(2)	1,355,000	1,411,932
Series 2012-47, Class VB 4.00% due 04/25/2031(2)	2,000,000	2,077,920
Series 2004-90, Class GC 4.35% due 11/25/2034(2)	1,000,000	1,079,199
Series 2010-117, Class DY 4.50% due 10/25/2025(2)	974,930	1,068,188
Series 2010-134, Class MB 4.50% due 12/25/2040(2)	250,000	276,128
Series 2007-116, Class PB 5.50% due 08/25/2035(2)	190,012	207,445
Series 2010-28, Class SA 6.40% due 10/25/2027 FRS(2)(3)	719,582	27,210

		46,451,478

Government National Mtg. Assoc. — 5.3%
4.50% due 03/15/2038	165,166	180,024
4.50% due 03/15/2039	21,437	23,366
4.50% due 05/15/2039	561,825	612,365
4.50% due 06/15/2039	572,269	624,196
4.50% due 07/15/2039	730,806	796,703
4.50% due 09/15/2039	12,909	14,071
4.50% due 12/15/2039	268,130	292,423
4.50% due 04/15/2040	269,517	293,920
4.50% due 06/15/2040	955,271	1,041,203
4.50% due 08/15/2040	143,245	156,215
5.00% due 09/15/2035	3,793	4,194
5.00% due 02/15/2036	180,998	200,136
5.00% due 05/15/2036	7,012	7,697
6.00% due 01/15/2032	25,906	29,946
6.50% due 08/15/2031	65,718	74,690
7.50% due 02/15/2029	6,576	6,926
7.50% due 07/15/2030	440	500
7.50% due 01/15/2031	6,271	7,131
7.50% due 02/15/2031	1,573	1,585
Government National Mtg. Assoc. REMIC
Series 2004-18, Class Z
4.50% due 03/16/2034(2)	772,683	837,193
Series 2008-6, Class GL
4.50% due 02/20/2038(2)	1,000,000	1,087,573
Series 2005-21, Class Z
5.00% due 03/20/2035(2)	1,105,952	1,246,893

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2009-91, Class PR
5.00% due 09/20/2038(2)	$1,000,000	$1,099,856

		8,638,806

Total U.S. Government Agencies
(cost $86,935,068)		88,655,905

U.S. GOVERNMENT TREASURIES — 30.1%
United States Treasury Bonds — 8.4%
zero coupon due 08/15/2024 STRIPS	2,040,000	1,555,490
2.00% due 01/15/2026 TIPS(5)	2,356,754	2,789,440
3.75% due 08/15/2041#	6,000,000	6,549,372
3.88% due 08/15/2040	2,500,000	2,787,500

		13,681,802

United States Treasury Notes — 21.7%
0.63% due 10/15/2016	5,000,000	5,011,330
0.63% due 05/31/2017	4,000,000	3,978,752
1.75% due 05/15/2023	10,000,000	9,506,250
2.00% due 02/15/2022#	5,000,000	4,942,580
2.50% due 08/15/2023#	3,000,000	3,030,936
2.63% due 08/15/2020	3,250,000	3,396,504
4.00% due 02/15/2015#	1,000,000	1,027,500
4.25% due 08/15/2015	4,000,000	4,197,188

		35,091,040

Total U.S. Government Treasuries
(cost $48,236,442)		48,772,842

Total Long-Term Investment Securities
(cost $151,297,209)		153,846,021

SHORT-TERM INVESTMENT SECURITIES — 7.5%
Registered Investment Companies — 7.5%
State Street Navigator Securities Lending Prime Portfolio(6) (cost $12,119,901)	12,119,901	12,119,901

REPURCHASE AGREEMENT — 4.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00% dated 05/30/2014 to be repurchased 06/02/2014 in the amount of $7,264,000 and collateralized by $7,980,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $7,486,573 (cost $7,264,000)	$7,264,000	7,264,000

TOTAL INVESTMENTS
(cost $170,681,110)(7)	106.9%	173,229,922
Liabilities in excess of other assets	(6.9)	(11,108,448)

NET ASSETS	100.0%	$162,121,474

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2014, the aggregate value of these securities was $11,861,444 representing 7.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Interest Only
(4)	Principal Only
(5)	Principal amount of security is adjusted for inflation.
(6)	At May 31, 2014, the Fund had loaned securities with a total value of $21,540,097. This was secured by collateral of $12,119,901, which was received in cash and subsequently invested in short-term investments currently valued at $12,119,901 as reported in the portfolio of investments. Additional collateral of $9,880,834 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.
The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
Federal Home Loan Mtg. Corp.	0.51% to 32.49%	10/25/2020 to 03/15/2044	$4,218,780
Federal National Mtg. Assoc.	2.00% to 20.28%	06/01/2022 to 05/01/2044	5,013,640
Government National Mtg. Assoc.	1.50% to 6.00%	10/20/2032 to 04/15/2054	648,414

(7)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Asset Backed Securities	$—	$1,197,053	$—	$1,197,053
U.S. Corporate Bonds & Notes	—	4,155,306	—	4,155,306
Foreign Corporate Bonds & Notes:
Investment Companies	—	10,510,070	—	10,510,070
Other Industries*	—	554,845	—	554,845
U.S. Government Agencies:
Federal Home Loan Mtg Corp.	—	27,755,088	—	27,755,088
Federal National Mtg. Assoc.	—	46,451,478	—	46,451,478
Government National Mtg. Assoc.	—	8,638,806	—	8,638,806
Other U.S. Government Agencies*	—	5,810,533		5,810,533
U.S. Government Treasuries:
United States Treasury Bonds	—	13,681,802	—	13,681,802
United States Treasury Notes	—	35,091,040	—	35,091,040
Short-Term Investment Securities:
Registered Investment Companies	12,119,901	—	—	12,119,901
Repurchase Agreement	—	7,264,000	—	7,264,000

Total	$12,119,901	$161,110,021	$—	$173,229,922

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Growth Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Registered Investment Companies	5.9%
Web Portals/ISP	4.1
Medical — Drugs	4.1
Medical — Biomedical/Gene	3.8
Computers	3.5
Oil — Field Services	3.3
Finance — Credit Card	3.3
Enterprise Software/Service	2.8
Beverages — Non-alcoholic	2.7
Semiconductor Components — Integrated Circuits	2.6
Cable/Satellite TV	2.5
Oil Companies — Exploration & Production	2.4
Chemicals — Diversified	2.2
Auto/Truck Parts & Equipment — Original	2.1
Computers — Memory Devices	1.9
Retail — Building Products	1.8
Instruments — Controls	1.8
Investment Management/Advisor Services	1.8
Aerospace/Defense	1.6
Aerospace/Defense — Equipment	1.6
Diversified Manufacturing Operations	1.6
Transport — Rail	1.6
Agricultural Chemicals	1.5
Internet Content — Entertainment	1.5
Multimedia	1.4
Applications Software	1.4
Food — Misc./Diversified	1.4
Hotels/Motels	1.4
E-Commerce/Services	1.3
Industrial Automated/Robotic	1.2
Commercial Services — Finance	1.2
Disposable Medical Products	1.2
Vitamins & Nutrition Products	1.1
Casino Hotels	1.1
Retail — Restaurants	1.1
Metal Processors & Fabrication	1.0
Cosmetics & Toiletries	1.0
Airlines	1.0
Banks — Super Regional	0.9
Retail — Auto Parts	0.9
Motorcycle/Motor Scooter	0.9
Electronic Components — Semiconductors	0.9
Medical — Generic Drugs	0.8
Apparel Manufacturers	0.8
Electronic Security Devices	0.8
Pharmacy Services	0.7
Entertainment Software	0.7
Medical — Wholesale Drug Distribution	0.7
E-Commerce/Products	0.6
Food — Confectionery	0.6
Exchange — Traded Funds	0.6
Telephone — Integrated	0.6
Banks — Commercial	0.6
Soap & Cleaning Preparation	0.6
Computer Services	0.6
Instruments — Scientific	0.5
Dental Supplies & Equipment	0.5
Transport — Services	0.5
Machinery — General Industrial	0.5
Time Deposits	0.5
Electronic Measurement Instruments	0.4
Medical Products	0.4
Diversified Banking Institutions	0.4
Broadcast Services/Program	0.4
Telecommunication Equipment	0.4
Retail — Discount	0.4
Insurance — Property/Casualty	0.4
Chemicals — Specialty	0.4
Poultry	0.4

Electric Products — Misc.	0.3
Diagnostic Kits	0.3
Software Tools	0.3
Retail — Regional Department Stores	0.3
Medical Instruments	0.3
Consumer Products — Misc.	0.3
Retail — Drug Store	0.3
Human Resources	0.3
Beverages — Wine/Spirits	0.3
Retail — Jewelry	0.2
Food — Retail	0.2
Telecom Equipment — Fiber Optics	0.2
Machinery — Construction & Mining	0.2
Semiconductor Equipment	0.2
Containers — Metal/Glass	0.2
Real Estate Investment Trusts	0.2
Internet Security	0.2
Building — Residential/Commercial	0.2
Finance — Other Services	0.2
Computers — Integrated Systems	0.2
Building & Construction Products — Misc.	0.2
Agricultural Operations	0.2
Footwear & Related Apparel	0.2
Electronic Components — Misc.	0.1
Tools — Hand Held	0.1
Audio/Video Products	0.1
Tobacco	0.1
Finance — Investment Banker/Broker	0.1
Building Products — Air & Heating	0.1
Physicians Practice Management	0.1
Finance — Leasing Companies	0.1
Coffee	0.1
Paper & Related Products	0.1
Energy — Alternate Sources	0.1
Rental Auto/Equipment	0.1
Web Hosting/Design	0.1
Retail — Gardening Products	0.1
Electronic Design Automation	0.1
Food — Dairy Products	0.1
Gas — Distribution	0.1
Casino Services	0.1
Medical Information Systems	0.1
Electronic Parts Distribution	0.1
Retail — Home Furnishings	0.1
Commercial Services	0.1
Consulting Services	0.1
Containers — Paper/Plastic	0.1
Food — Catering	0.1
Finance — Auto Loans	0.1
Electronic Forms	0.1
Engineering/R&D Services	0.1
Data Processing/Management	0.1
Auto — Cars/Light Trucks	0.1
Computer Data Security	0.1

105.8%

*	Calculated as a percentage of net assets

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.8%
Aerospace/Defense — 1.6%
Boeing Co.	105,565	$14,277,666
Lockheed Martin Corp.	15,086	2,468,824

		16,746,490

Aerospace/Defense - Equipment — 1.6%
B/E Aerospace, Inc.†	9,410	910,417
United Technologies Corp.	135,148	15,706,901

		16,617,318

Agricultural Chemicals — 1.5%
Monsanto Co.	124,891	15,217,968

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	36,617	1,645,568

Airlines — 1.0%
Alaska Air Group, Inc.	52,317	5,151,132
Delta Air Lines, Inc.	43,850	1,750,054
Southwest Airlines Co.	77,670	2,054,371
United Continental Holdings, Inc.†	16,630	737,873

		9,693,430

Apparel Manufacturers — 0.8%
Hanesbrands, Inc.	75,597	6,412,893
Michael Kors Holdings, Ltd.†#	18,513	1,747,257

		8,160,150

Appliances — 0.0%
Whirlpool Corp.	2,067	296,718

Applications Software — 1.4%
Check Point Software Technologies, Ltd.†#	48,089	3,100,779
Intuit, Inc.	4,082	323,662
Microsoft Corp.	260,430	10,662,004
PTC, Inc.†	12,710	467,728

		14,554,173

Audio/Video Products — 0.1%
Harman International Industries, Inc.	11,693	1,228,116
Universal Electronics, Inc.†	4,103	186,604

		1,414,720

Auto - Cars/Light Trucks — 0.1%
Tata Motors, Ltd. ADR	14,724	548,322

Auto/Truck Parts & Equipment - Original — 2.1%
BorgWarner, Inc.	199,955	12,575,170
Delphi Automotive PLC	30,274	2,090,722
Tenneco, Inc.†	6,593	420,304
Tower International, Inc.†#	51,206	1,568,952
WABCO Holdings, Inc.†	40,820	4,358,351

		21,013,499

Banks - Commercial — 0.6%
Bankia SA†	574,320	1,167,280
BOC Hong Kong Holdings, Ltd.	92,000	275,895
Credicorp, Ltd.	4,967	776,094
Erste Group Bank AG#	23,614	820,508
Hang Seng Bank, Ltd.	53,800	886,148
Itau Unibanco Holding SA ADR	55,280	856,840
Skandinaviska Enskilda Banken AB, Class A	80,090	1,087,295

		5,870,060

Banks - Super Regional — 0.9%
SunTrust Banks, Inc.	250,929	9,615,599

Beverages - Non-alcoholic — 2.7%
Coca-Cola Co.	40,724	1,666,019

Security Description	Shares	Value (Note 2)

Beverages - Non-alcoholic (continued)
Dr Pepper Snapple Group, Inc.	31,873	$1,839,072
PepsiCo, Inc.	274,673	24,261,866

		27,766,957

Beverages - Wine/Spirits — 0.3%
Brown-Forman Corp., Class B#	28,032	2,597,725

Broadcast Services/Program — 0.4%
Scripps Networks Interactive, Inc., Class A#	52,133	3,986,089

Building & Construction Products - Misc. — 0.2%
Drew Industries, Inc.	13,568	658,319
Fortune Brands Home & Security, Inc.	25,982	1,038,761

		1,697,080

Building Products - Air & Heating — 0.1%
Daikin Industries, Ltd.	21,400	1,274,961

Building - Residential/Commercial — 0.2%
NVR, Inc.†#	1,542	1,717,233

Cable/Satellite TV — 2.5%
Comcast Corp., Class A	459,236	23,972,119
Liberty Global PLC, Class A†#	15,017	676,065
Liberty Global PLC, Class C†#	20,797	890,112

		25,538,296

Casino Hotels — 1.1%
Las Vegas Sands Corp.	129,620	9,918,522
Sands China, Ltd.	211,600	1,543,410

		11,461,932

Casino Services — 0.1%
Bally Technologies, Inc.†#	15,314	903,526

Chemicals - Diversified — 2.2%
Akzo Nobel NV	12,820	960,807
Dow Chemical Co.	101,766	5,304,044
Johnson Matthey PLC	21,540	1,159,703
Koninklijke DSM NV	12,320	888,403
LyondellBasell Industries NV, Class A	118,252	11,774,352
Olin Corp.#	3,577	97,473
PPG Industries, Inc.	8,006	1,614,090
Symrise AG	7,840	424,972

		22,223,844

Chemicals - Specialty — 0.4%
Eastman Chemical Co.	21,500	1,897,590
NewMarket Corp.#	134	52,462
Oil-Dri Corp. of America#	1,628	53,105
Sigma-Aldrich Corp.#	17,058	1,680,725

		3,683,882

Coffee — 0.1%
Keurig Green Mountain, Inc.#	11,003	1,240,918

Commercial Services — 0.1%
Medifast, Inc.†#	23,387	735,053

Commercial Services - Finance — 1.2%
Alliance Data Systems Corp.†#	3,399	870,314
Euronet Worldwide, Inc.†	5,444	256,630
MasterCard, Inc., Class A	140,116	10,711,868

		11,838,812

Computer Data Security — 0.1%
Varonis Systems, Inc.†#	22,198	543,629

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Services — 0.6%
Cognizant Technology Solutions Corp., Class A†	35,150	$1,708,641
International Business Machines Corp.#	21,411	3,947,332

		5,655,973

Computers — 3.5%
Apple, Inc.	45,321	28,688,193
Hewlett-Packard Co.	211,154	7,073,659

		35,761,852

Computers - Integrated Systems — 0.2%
Jack Henry & Associates, Inc.	29,356	1,702,354

Computers - Memory Devices — 1.9%
EMC Corp.	42,837	1,137,751
NetApp, Inc.	48,449	1,793,097
SanDisk Corp.	115,705	11,180,574
Western Digital Corp.	59,702	5,244,821

		19,356,243

Consulting Services — 0.1%
Towers Watson & Co., Class A	6,130	689,686

Consumer Products - Misc. — 0.3%
Kimberly-Clark Corp.	20,865	2,344,183
Scotts Miracle-Gro Co., Class A	7,250	434,637

		2,778,820

Containers - Metal/Glass — 0.2%
Ball Corp.	29,275	1,767,039

Containers - Paper/Plastic — 0.1%
Packaging Corp. of America	9,178	634,751

Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	16,182	1,106,849
Estee Lauder Cos., Inc., Class A	98,598	7,554,578
Unicharm Corp.	19,300	1,168,617

		9,830,044

Data Processing/Management — 0.1%
CSG Systems International, Inc.#	22,107	580,751

Dental Supplies & Equipment — 0.5%
Align Technology, Inc.†	5,093	278,129
DENTSPLY International, Inc.	108,250	5,119,142

		5,397,271

Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†#	27,250	3,501,080

Disposable Medical Products — 1.2%
C.R. Bard, Inc.#	79,952	11,825,700

Diversified Banking Institutions — 0.4%
Credit Suisse Group AG	39,350	1,169,734
Lloyds Banking Group PLC†	1,295,882	1,691,240
Royal Bank of Scotland Group PLC†	211,120	1,226,545

		4,087,519

Diversified Manufacturing Operations — 1.6%
3M Co.	23,569	3,359,761
Dover Corp.	5,998	522,906
Ingersoll-Rand PLC	23,490	1,405,172
Parker Hannifin Corp.	81,392	10,192,720
Pentair PLC†	14,700	1,097,208

		16,577,767

E-Commerce/Products — 0.6%
Amazon.com, Inc.†	4,961	1,550,561
eBay, Inc.†	74,925	3,800,945

Security Description	Shares	Value (Note 2)

E-Commerce/Products (continued)
Rakuten, Inc.#	73,058	$946,596

		6,298,102

E-Commerce/Services — 1.3%
Priceline Group, Inc.†	10,707	13,690,291

Electric Products - Misc. — 0.3%
Emerson Electric Co.	34,703	2,315,731
Nidec Corp.	21,800	1,267,527

		3,583,258

Electronic Components - Misc. — 0.1%
Gentex Corp.	54,067	1,563,618

Electronic Components - Semiconductors — 0.9%
Broadcom Corp., Class A	56,951	1,815,028
Intel Corp.	66,239	1,809,650
Skyworks Solutions, Inc.	45,644	1,976,842
Texas Instruments, Inc.	56,985	2,677,155
Xilinx, Inc.	13,381	628,372

		8,907,047

Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†#	63,724	1,063,554

Electronic Forms — 0.1%
Adobe Systems, Inc.†	9,100	587,314

Electronic Measurement Instruments — 0.4%
Keyence Corp.	2,900	1,126,528
Trimble Navigation, Ltd.†#	85,261	3,075,364

		4,201,892

Electronic Parts Distribution — 0.1%
Rexel SA#	36,399	869,791

Electronic Security Devices — 0.8%
Tyco International, Ltd.	184,984	8,072,702

Energy - Alternate Sources — 0.1%
FutureFuel Corp.#	36,740	631,193
REX American Resources Corp.†	8,284	575,821

		1,207,014

Engineering/R&D Services — 0.1%
AECOM Technology Corp.†	18,269	587,166

Enterprise Software/Service — 2.8%
Oracle Corp.	677,641	28,474,475

Entertainment Software — 0.7%
Electronic Arts, Inc.†	211,206	7,419,667

Finance - Auto Loans — 0.1%
Credit Acceptance Corp.†#	4,558	595,275

Finance - Credit Card — 3.3%
American Express Co.	134,981	12,350,761
Visa, Inc., Class A	98,743	21,212,959

		33,563,720

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp.	50,990	1,285,458

Finance - Leasing Companies — 0.1%
ORIX Corp.	78,400	1,243,002

Finance - Other Services — 0.2%
Higher One Holdings, Inc.†	12,661	47,606
IntercontinentalExchange Group, Inc.	8,463	1,662,133

		1,709,739

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Catering — 0.1%
Compass Group PLC	37,964	$633,489

Food - Confectionery — 0.6%
Hershey Co.	63,126	6,144,685

Food - Dairy Products — 0.1%
WhiteWave Foods Co., Class A†	33,263	1,047,452

Food - Misc./Diversified — 1.4%
General Mills, Inc.	195,325	10,729,202
Kellogg Co.	29,262	2,018,493
Mondelez International, Inc., Class A	42,236	1,588,918

		14,336,613

Food - Retail — 0.2%
Carrefour SA#	40,070	1,456,753
Magnit OJSC GDR#	12,240	712,368

		2,169,121

Footwear & Related Apparel — 0.2%
Deckers Outdoor Corp.†#	20,686	1,598,821

Gas - Distribution — 0.1%
ENN Energy Holdings, Ltd.	144,000	1,010,403

Hotels/Motels — 1.4%
Accor SA	30,750	1,627,003
Marriott International, Inc., Class A#	183,019	11,277,631
Whitbread PLC	12,370	867,949

		13,772,583

Human Resources — 0.3%
Adecco SA	16,522	1,379,139
Capita PLC	67,956	1,260,959

		2,640,098

Industrial Automated/Robotic — 1.2%
Rockwell Automation, Inc.#	100,135	12,124,346

Instruments - Controls — 1.8%
Honeywell International, Inc.	195,573	18,217,625

Instruments - Scientific — 0.5%
Waters Corp.†	54,077	5,416,352

Insurance - Multi-line — 0.0%
United Fire Group, Inc.#	3,509	97,375

Insurance - Property/Casualty — 0.4%
AmTrust Financial Services, Inc.#	20,598	879,534
Chubb Corp.	11,400	1,056,324
Hanover Insurance Group, Inc.	26,394	1,584,960
Infinity Property & Casualty Corp.#	4,807	307,696

		3,828,514

Internet Content - Entertainment — 1.5%
Facebook, Inc., Class A†	234,859	14,866,575

Internet Security — 0.2%
Symantec Corp.	78,457	1,725,269

Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.†	5,271	994,111
Franklin Resources, Inc.	232,417	12,831,742
Invesco, Ltd.	108,727	3,990,281
Westwood Holdings Group, Inc.	1,025	60,229

		17,876,363

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	17,645	1,803,848

Security Description	Shares	Value (Note 2)

Machinery - General Industrial — 0.5%
IDEX Corp.	14,182	$1,087,476
Wabtec Corp.	47,544	3,743,614

		4,831,090

Medical Information Systems — 0.1%
Cerner Corp.†#	16,226	877,015

Medical Instruments — 0.3%
DexCom, Inc.†#	34,335	1,159,150
St Jude Medical, Inc.	27,670	1,795,783

		2,954,933

Medical Products — 0.4%
Becton Dickinson and Co.	17,656	2,078,111
Stryker Corp.	23,832	2,013,566

		4,091,677

Medical - Biomedical/Gene — 3.8%
Alexion Pharmaceuticals, Inc.†	51,882	8,629,014
Amgen, Inc.	29,344	3,403,611
Biogen Idec, Inc.†	27,943	8,924,156
Celgene Corp.†	18,679	2,858,447
CSL, Ltd.	11,637	764,488
Gilead Sciences, Inc.†	97,376	7,907,905
Illumina, Inc.†#	2,292	362,709
Incyte Corp., Ltd.†#	33,581	1,663,939
Regeneron Pharmaceuticals, Inc.†	7,626	2,340,877
United Therapeutics Corp.†#	15,157	1,451,131

		38,306,277

Medical - Drugs — 4.1%
AbbVie, Inc.	66,204	3,596,863
Bristol-Myers Squibb Co.	230,958	11,487,851
Eli Lilly & Co.	25,524	1,527,867
Grifols SA	21,400	1,159,564
Johnson & Johnson	137,482	13,948,924
Novo Nordisk A/S	29,650	1,255,261
Roche Holding AG	8,201	2,413,136
Salix Pharmaceuticals, Ltd.†#	16,375	1,868,060
Zoetis, Inc.	130,553	4,007,977

		41,265,503

Medical - Generic Drugs — 0.8%
Perrigo Co. PLC	18,511	2,558,220
Teva Pharmaceutical Industries, Ltd. ADR	118,165	5,966,151

		8,524,371

Medical - Wholesale Drug Distribution — 0.7%
Cardinal Health, Inc.	80,107	5,657,957
McKesson Corp.	6,070	1,151,115

		6,809,072

Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	38,573	9,758,198
SKF AB, Class B	31,144	798,146

		10,556,344

Motorcycle/Motor Scooter — 0.9%
Harley-Davidson, Inc.#	125,623	8,949,383

Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A#	1,227	90,602

Multimedia — 1.4%
Twenty-First Century Fox, Inc., Class A	45,360	1,606,198
Viacom, Inc., Class B	23,192	1,978,973
Walt Disney Co.	132,469	11,128,721

		14,713,892

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,297	$369,958

Oil Companies - Exploration & Production — 2.4%
Antero Resources Corp.†	9,320	573,180
Continental Resources, Inc.†#	10,737	1,507,045
EOG Resources, Inc.	123,366	13,052,123
EQT Corp.	16,030	1,713,286
Noble Energy, Inc.	105,881	7,630,844

		24,476,478

Oil Field Machinery & Equipment — 0.0%
Thermon Group Holdings, Inc.†#	19,812	466,573

Oil - Field Services — 3.3%
Baker Hughes, Inc.	27,404	1,932,530
Core Laboratories NV	8,463	1,352,811
Halliburton Co.	28,710	1,855,814
Oceaneering International, Inc.	74,212	5,346,975
RPC, Inc.	11,814	260,971
Schlumberger, Ltd.	222,930	23,193,637

		33,942,738

Paper & Related Products — 0.1%
Svenska Cellulosa AB SCA, Class B	43,542	1,211,524

Pharmacy Services — 0.7%
Express Scripts Holding Co.†	106,259	7,594,331

Physicians Practice Management — 0.1%
MEDNAX, Inc.†	21,802	1,256,449

Poultry — 0.4%
Pilgrim’s Pride Corp.†	68,961	1,754,368
Sanderson Farms, Inc.#	20,497	1,896,177

		3,650,545

Real Estate Investment Trusts — 0.2%
American Tower Corp.	19,584	1,755,314

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†#	11,832	1,195,624

Retail - Apparel/Shoe — 0.0%
Children’s Place Retail Stores, Inc.#	5,335	258,107

Retail - Auto Parts — 0.9%
AutoZone, Inc.†	17,003	9,054,098

Retail - Building Products — 1.8%
Home Depot, Inc.	221,615	17,780,171
Lowe’s Cos., Inc.	13,673	643,725

		18,423,896

Retail - Discount — 0.4%
Costco Wholesale Corp.	11,924	1,383,422
HSN, Inc.#	23,680	1,317,082
Target Corp.	18,379	1,043,192
Wal-Mart Stores, Inc.	2,076	159,375

		3,903,071

Retail - Drug Store — 0.3%
Walgreen Co.	38,643	2,778,818

Retail - Gardening Products — 0.1%
Tractor Supply Co.#	17,157	1,115,548

Retail - Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	32,763	820,058

Retail - Jewelry — 0.2%
Cie Financiere Richemont SA	8,360	880,811
Pandora A/S	20,590	1,520,018

		2,400,829

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Regional Department Stores — 0.3%
Dillard’s, Inc., Class A	11,585	$1,306,209
Macy’s, Inc.	34,693	2,077,764

		3,383,973

Retail - Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	15,285	8,362,271
McDonald’s Corp.	4,825	489,400
Starbucks Corp.	13,234	969,258
Yum! Brands, Inc.	14,010	1,083,113

		10,904,042

Schools — 0.0%
Capella Education Co.#	4,367	249,967

Semiconductor Components - Integrated Circuits — 2.6%
Linear Technology Corp.#	184,953	8,537,431
QUALCOMM, Inc.	227,300	18,286,285

		26,823,716

Semiconductor Equipment — 0.2%
ASML Holding NV (Euronext Amsterdam)	8,538	732,765
ASML Holding NV (NY Registered Shares)#	7,070	607,171
Lam Research Corp.	7,270	451,031

		1,790,967

Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.	81,913	5,670,837

Software Tools — 0.3%
VMware, Inc., Class A†#	35,820	3,456,630

Telecom Equipment - Fiber Optics — 0.2%
Ciena Corp.†#	106,309	2,062,395

Telecommunication Equipment — 0.4%
Harris Corp.	941	72,692
Juniper Networks, Inc.†	159,943	3,912,206

		3,984,898

Telephone - Integrated — 0.6%
Verizon Communications, Inc.	120,491	6,019,730

Tobacco — 0.1%
Philip Morris International, Inc.	15,842	1,402,651

Tools - Hand Held — 0.1%
Snap-on, Inc.	12,747	1,494,841

Transport - Rail — 1.6%
Canadian Pacific Railway, Ltd.	5,452	912,505
Union Pacific Corp.	75,038	14,952,822

		15,865,327

Transport - Services — 0.5%
FedEx Corp.	11,133	1,604,933
United Parcel Service, Inc., Class B	31,145	3,235,343

		4,840,276

Vitamins & Nutrition Products — 1.1%
Mead Johnson Nutrition Co.	123,503	11,049,813
USANA Health Sciences, Inc.†#	6,745	485,033

		11,534,846

Web Hosting/Design — 0.1%
Equinix, Inc.†#	5,960	1,184,550

Web Portals/ISP — 4.1%
Google, Inc., Class A†	36,942	21,117,894
Google, Inc., Class C†	36,998	20,755,138

		41,873,032

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Wireless Equipment — 0.0%
GN Store Nord A/S	8,630	$237,216

Total Common Stocks
(cost $821,214,783)		1,002,407,431

EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell 1000 Growth ETF# (cost $5,941,580)	68,021	6,069,514

Total Long-Term Investment Securities
(cost $827,156,363)		1,008,476,945

SHORT-TERM INVESTMENT SECURITIES — 6.4%
Registered Investment Companies — 5.9%
State Street Navigator Securities Lending Prime Portfolio(1)	60,106,031	60,106,031

Time Deposits — 0.5%
Euro Time Deposit with State Street Bank & Trust Co.	$4,747,000	4,747,000

Total Short-Term Investment Securities
(cost $64,853,031)		64,853,031

TOTAL INVESTMENTS
(cost $892,009,394)(2)	105.8%	1,073,329,976
Liabilities in excess of other assets	(5.8)	(58,687,888)

NET ASSETS	100.0%	$1,014,642,088

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2014, the Fund had loaned securities with a total value of $67,910,640. This was secured by collateral of $60,106,031, which was received in cash and subsequently invested in short-term investments currently value at $60,106,031 as reported in the portfolio of investments. The remaining collateral of $9,750,156 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Values as of May 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	08/01/2027 to 11/15/2040	$315,337
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	6,261,717
Government National Mtg. Assoc.	0.55% to 4.00%	11/20/2038 to 01/16/2040	1,330,897
United States Treasury Bill	zero coupon	12/11/2014 to 01/08/2015	275,071
United States Treasury Notes/Bonds	0.13% to 2.88%	07/31/2014 to 05/15/2043	1,567,134

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

GDR—Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$1,002,407,431	$—	$—	$1,002,407,431
Exchange-Traded Funds	6,069,514	—	—	6,069,514
Short-Term Investment Securities:
Registered Investment Companies	60,106,031	—	—	60,106,031
Time Deposits	—	4,747,000	—	4,747,000

Total	$1,068,582,976	$4,747,000	$—	$1,073,329,976

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $22,670,743 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — May 31, 2014 — (unaudited)

Industry Allocation*

Medical — Drugs	6.1%
Oil Companies — Integrated	4.7
Diversified Banking Institutions	3.7
Registered Investment Companies	3.4
Computers	3.4
Banks — Super Regional	3.4
Medical — Biomedical/Gene	2.8
Applications Software	2.6
Electric — Integrated	2.6
Transport — Rail	2.4
Web Portals/ISP	2.4
Beverages — Non-alcoholic	2.1
Real Estate Investment Trusts	2.1
Insurance — Multi-line	2.1
Multimedia	2.1
Cable/Satellite TV	2.0
Retail — Building Products	2.0
Oil Companies — Exploration & Production	1.9
Oil — Field Services	1.8
Cosmetics & Toiletries	1.7
Computer Services	1.7
Telephone — Integrated	1.7
Diversified Manufacturing Operations	1.7
Food — Misc./Diversified	1.5
Medical — HMO	1.5
Aerospace/Defense — Equipment	1.4
Tobacco	1.4
Networking Products	1.3
Finance — Credit Card	1.2
E-Commerce/Products	1.2
Semiconductor Equipment	1.2
Insurance — Reinsurance	1.2
Instruments — Controls	1.1
Time Deposits	1.1
Semiconductor Components — Integrated Circuits	1.1
Retail — Drug Store	1.1
Medical Products	1.1
Gas — Distribution	1.0
Electronic Components — Semiconductors	1.0
Engineering/R&D Services	0.9
Retail — Restaurants	0.9
Auto — Heavy Duty Trucks	0.8
Oil Refining & Marketing	0.8
Electric Products — Misc.	0.8
Retail — Discount	0.7
Agricultural Chemicals	0.7
Apparel Manufacturers	0.7
Enterprise Software/Service	0.7
Auto — Cars/Light Trucks	0.6
Agricultural Operations	0.6
Airlines	0.6
Oil & Gas Drilling	0.6
Retail — Major Department Stores	0.6
Chemicals — Diversified	0.6
Electronic Forms	0.6
Investment Management/Advisor Services	0.5
Finance — Other Services	0.5
Medical Instruments	0.5
Retail — Auto Parts	0.5
Metal — Aluminum	0.5
Banks — Fiduciary	0.4
E-Commerce/Services	0.4
Distribution/Wholesale	0.4
Internet Content — Entertainment	0.4
Insurance Brokers	0.4
Finance — Investment Banker/Broker	0.4
Medical — Generic Drugs	0.4
Beverages — Wine/Spirits	0.4
Cruise Lines	0.4

Electronics — Military	0.4
Medical — Wholesale Drug Distribution	0.4
Building Products — Wood	0.3
Auto/Truck Parts & Equipment — Original	0.3
Computers — Memory Devices	0.3
Building — Residential/Commercial	0.3
Food — Retail	0.3
Retail — Regional Department Stores	0.3
Banks — Commercial	0.3
Retail — Apparel/Shoe	0.3
Containers — Metal/Glass	0.3
Machinery — Farming	0.2
Steel — Producers	0.2
Audio/Video Products	0.2
Television	0.2
Insurance — Life/Health	0.2
Metal — Copper	0.2
Medical Information Systems	0.2
Electronic Components — Misc.	0.2
Telecom Equipment — Fiber Optics	0.2
Commercial Services — Finance	0.2
Software Tools	0.2
Building Products — Cement	0.1
Brewery	0.1
Paper & Related Products	0.1
Electronic Security Devices	0.1
Oil Field Machinery & Equipment	0.1

103.3%

*	Calculated as a percentage of net assets

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.8%
Aerospace/Defense - Equipment — 1.4%
United Technologies Corp.	14,100	$1,638,702

Agricultural Chemicals — 0.7%
Monsanto Co.	5,340	650,679
Mosaic Co.	3,200	159,968

		810,647

Agricultural Operations — 0.6%
Archer-Daniels-Midland Co.	15,600	701,064

Airlines — 0.6%
Delta Air Lines, Inc.	6,960	277,774
United Continental Holdings, Inc.†	9,290	412,197

		689,971

Apparel Manufacturers — 0.7%
VF Corp.	12,130	764,433

Appliances — 0.0%
Whirlpool Corp.	380	54,549

Applications Software — 2.6%
Citrix Systems, Inc.†#	6,380	395,368
Microsoft Corp.	63,470	2,598,462

		2,993,830

Audio/Video Products — 0.2%
Harman International Industries, Inc.	2,550	267,827

Auto - Cars/Light Trucks — 0.6%
General Motors Co.	21,280	735,862

Auto - Heavy Duty Trucks — 0.8%
PACCAR, Inc.#	14,970	948,499

Auto/Truck Parts & Equipment - Original — 0.3%
TRW Automotive Holdings Corp.†	4,260	361,546

Banks - Commercial — 0.3%
BB&T Corp.#	3,570	135,374
Cullen/Frost Bankers, Inc.#	700	52,402
SVB Financial Group†	1,050	110,723

		298,499

Banks - Fiduciary — 0.4%
State Street Corp.	7,440	485,609

Banks - Super Regional — 3.4%
Capital One Financial Corp.	4,800	378,672
PNC Financial Services Group, Inc.	6,650	567,046
SunTrust Banks, Inc.#	2,920	111,894
US Bancorp	1,310	55,269
Wells Fargo & Co.	53,830	2,733,487

		3,846,368

Beverages - Non-alcoholic — 2.1%
Coca-Cola Co.	24,340	995,749
Dr Pepper Snapple Group, Inc.	9,060	522,762
PepsiCo, Inc.	10,090	891,250

		2,409,761

Beverages - Wine/Spirits — 0.4%
Constellation Brands, Inc., Class A†	5,290	445,048

Brewery — 0.1%
Molson Coors Brewing Co., Class B	2,144	140,925

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	1,360	167,008

Building Products - Wood — 0.3%
Masco Corp.	18,650	397,245

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial — 0.3%
NVR, Inc.†#	50	$55,682
PulteGroup, Inc.#	14,690	287,336

		343,018

Cable/Satellite TV — 2.0%
Comcast Corp., Class A#	29,760	1,553,472
DIRECTV†	650	53,586
DISH Network Corp., Class A†	3,700	217,042
Time Warner Cable, Inc.	3,570	503,941

		2,328,041

Chemicals - Diversified — 0.6%
Axiall Corp.#	3,800	175,598
Dow Chemical Co.	8,910	464,389

		639,987

Commercial Services — 0.0%
Quanta Services, Inc.†	1,340	45,493

Commercial Services - Finance — 0.2%
Alliance Data Systems Corp.†#	700	179,235

Computer Services — 1.7%
Accenture PLC, Class A#	10,340	842,193
Cognizant Technology Solutions Corp., Class A†	12,110	588,667
International Business Machines Corp.#	2,730	503,303

		1,934,163

Computers — 3.4%
Apple, Inc.	5,590	3,538,470
Hewlett-Packard Co.#	9,820	328,970

		3,867,440

Computers - Memory Devices — 0.3%
EMC Corp.	13,450	357,232

Containers - Metal/Glass — 0.3%
Ball Corp.	920	55,531
Crown Holdings, Inc.†	4,860	237,411

		292,942

Containers - Paper/Plastic — 0.0%
Sealed Air Corp.	1,290	42,480

Cosmetics & Toiletries — 1.7%
Estee Lauder Cos., Inc., Class A	2,390	183,122
Procter & Gamble Co.	21,960	1,774,148

		1,957,270

Cruise Lines — 0.4%
Royal Caribbean Cruises, Ltd.#	7,900	436,791

Distribution/Wholesale — 0.4%
WW Grainger, Inc.#	1,830	472,817

Diversified Banking Institutions — 3.7%
Bank of America Corp.	109,100	1,651,774
Citigroup, Inc.	29,820	1,418,538
Goldman Sachs Group, Inc.#	1,990	318,022
Morgan Stanley	26,540	819,024

		4,207,358

Diversified Manufacturing Operations — 1.7%
Eaton Corp. PLC#	11,470	845,224
General Electric Co.	34,270	918,093
SPX Corp.	1,360	142,311

		1,905,628

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Commerce/Products — 1.2%
Amazon.com, Inc.†	2,840	$887,642
eBay, Inc.†	9,880	501,212

		1,388,854

E-Commerce/Services — 0.4%
Priceline Group, Inc.†	375	479,486

Electric Products - Misc. — 0.8%
Emerson Electric Co.	12,870	858,815

Electric - Integrated — 2.6%
American Electric Power Co., Inc.	8,150	434,803
CMS Energy Corp.	10,800	321,300
Dominion Resources, Inc.	5,650	389,624
Edison International	6,300	347,382
Entergy Corp.	5,700	429,894
Exelon Corp.	900	33,147
FirstEnergy Corp.#	120	4,058
NextEra Energy, Inc.#	7,899	769,047
Public Service Enterprise Group, Inc.	5,476	213,345

		2,942,600

Electronic Components - Misc. — 0.2%
TE Connectivity, Ltd.	3,400	202,164

Electronic Components - Semiconductors — 1.0%
Avago Technologies, Ltd.	6,330	447,341
Freescale Semiconductor, Ltd.†#	7,920	175,745
ON Semiconductor Corp.†	13,030	113,231
Xilinx, Inc.	7,920	371,923

		1,108,240

Electronic Forms — 0.6%
Adobe Systems, Inc.†#	9,900	638,946

Electronic Security Devices — 0.1%
Tyco International, Ltd.	2,600	113,464

Electronics - Military — 0.4%
L-3 Communications Holdings, Inc.	3,360	407,131

Engineering/R&D Services — 0.9%
Fluor Corp.#	13,860	1,040,609

Enterprise Software/Service — 0.7%
CA, Inc.#	2,200	63,118
Oracle Corp.	16,340	686,607

		749,725

Finance - Consumer Loans — 0.0%
Navient Corp.	1,600	25,280

Finance - Credit Card — 1.2%
American Express Co.	1,260	115,290
Visa, Inc., Class A#	6,010	1,291,128

		1,406,418

Finance - Investment Banker/Broker — 0.4%
Charles Schwab Corp.#	18,210	459,074

Finance - Other Services — 0.5%
CME Group, Inc.	2,000	144,000
IntercontinentalExchange Group, Inc.	2,233	438,561

		582,561

Food - Misc./Diversified — 1.5%
General Mills, Inc.#	10,280	564,681
Kellogg Co.	2,540	175,209
Mondelez International, Inc., Class A	27,200	1,023,264

		1,763,154

Security Description	Shares	Value (Note 2)

Food - Retail — 0.3%
Kroger Co.	6,850	$327,019

Gas - Distribution — 1.0%
CenterPoint Energy, Inc.	9,050	218,286
NiSource, Inc.	11,240	420,039
Questar Corp.	7,200	173,304
Sempra Energy	3,530	354,235

		1,165,864

Instruments - Controls — 1.1%
Honeywell International, Inc.	13,640	1,270,566

Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc.	9,250	464,998

Insurance - Life/Health — 0.2%
Prudential Financial, Inc.	3,000	246,480

Insurance - Multi-line — 2.1%
ACE, Ltd.	11,900	1,234,149
MetLife, Inc.	19,570	996,700
XL Group PLC#	5,080	164,897

		2,395,746

Insurance - Reinsurance — 1.2%
Axis Capital Holdings, Ltd.	3,650	167,864
Berkshire Hathaway, Inc., Class B†	9,160	1,175,594

		1,343,458

Internet Content - Entertainment — 0.4%
Facebook, Inc., Class A†	7,440	470,952

Investment Management/Advisor Services — 0.5%
Invesco, Ltd.#	17,000	623,900

Machinery - Construction & Mining — 0.0%
Caterpillar, Inc.#	320	32,714

Machinery - Farming — 0.2%
Deere & Co.#	2,980	271,687

Medical Information Systems — 0.2%
athenahealth, Inc.†#	300	38,073
Cerner Corp.†#	3,280	177,284

		215,357

Medical Instruments — 0.5%
Boston Scientific Corp.†	44,680	573,244

Medical Products — 1.1%
Baxter International, Inc.	3,560	264,900
Covidien PLC	3,430	250,767
Stryker Corp.	8,590	725,769

		1,241,436

Medical - Biomedical/Gene — 2.8%
Alexion Pharmaceuticals, Inc.†	1,920	319,334
Biogen Idec, Inc.†	3,850	1,229,575
Celgene Corp.†	7,580	1,159,967
Gilead Sciences, Inc.†#	3,900	316,719
Vertex Pharmaceuticals, Inc.†#	3,100	224,006

		3,249,601

Medical - Drugs — 6.1%
Abbott Laboratories	19,880	795,399
Allergan, Inc.	1,980	331,571
Bristol-Myers Squibb Co.	25,930	1,289,758
Johnson & Johnson	29,470	2,990,026
Merck & Co., Inc.	23,670	1,369,546
Pfizer, Inc.	8,070	239,114

		7,015,414

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Generic Drugs — 0.4%
Actavis PLC†#	760	$160,770
Perrigo Co. PLC#	2,060	284,692

		445,462

Medical - HMO — 1.5%
Aetna, Inc.	5,290	410,239
Humana, Inc.	6,060	754,228
UnitedHealth Group, Inc.	7,510	598,021

		1,762,488

Medical - Wholesale Drug Distribution — 0.4%
McKesson Corp.	2,140	405,830

Metal - Aluminum — 0.5%
Alcoa, Inc.#	38,930	529,837

Metal - Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	6,760	230,178

Multimedia — 2.1%
Time Warner, Inc.	20,590	1,437,800
Twenty-First Century Fox, Inc., Class A#	6,800	240,788
Walt Disney Co.	8,160	685,521

		2,364,109

Networking Products — 1.3%
Cisco Systems, Inc.	61,330	1,509,945

Office Automation & Equipment — 0.0%
Xerox Corp.	3,920	48,412

Oil & Gas Drilling — 0.6%
Ensco PLC, Class A#	9,730	512,382
Noble Corp. PLC#	4,760	149,749

		662,131

Oil Companies - Exploration & Production — 1.9%
Anadarko Petroleum Corp.	4,550	468,013
EOG Resources, Inc.	4,840	512,072
EQT Corp.	2,390	255,443
Occidental Petroleum Corp.	7,970	794,530
Pioneer Natural Resources Co.#	300	63,048
QEP Resources, Inc.	3,800	121,372

		2,214,478

Oil Companies - Integrated — 4.7%
Chevron Corp.	15,110	1,855,357
Exxon Mobil Corp.	25,070	2,520,287
Hess Corp.	3,610	329,593
Marathon Oil Corp.#	16,170	592,792
Phillips 66	620	52,570

		5,350,599

Oil Field Machinery & Equipment — 0.1%
FMC Technologies, Inc.†	1,580	91,735

Oil Refining & Marketing — 0.8%
Cheniere Energy, Inc.†#	2,900	197,519
Marathon Petroleum Corp.	3,730	333,425
Valero Energy Corp.	6,430	360,401

		891,345

Oil - Field Services — 1.8%
Halliburton Co.	8,160	527,462
Schlumberger, Ltd.	15,260	1,587,651

		2,115,113

Paper & Related Products — 0.1%
International Paper Co.	2,820	134,317

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts — 2.1%
American Tower Corp.	730	$65,430
AvalonBay Communities, Inc.	2,500	354,600
Boston Properties, Inc.	920	111,026
DiamondRock Hospitality Co.	18,100	224,802
Extra Space Storage, Inc.	1,070	56,014
General Growth Properties, Inc.	2,900	69,107
Highwoods Properties, Inc.#	3,520	142,842
Host Hotels & Resorts, Inc.	1,890	41,712
Kilroy Realty Corp.	1,470	89,053
Liberty Property Trust	3,200	123,872
Mid-America Apartment Communities, Inc.#	2,480	179,428
Prologis, Inc.	5,300	220,003
Public Storage	400	68,952
Simon Property Group, Inc.	2,830	471,082
Ventas, Inc.	2,540	169,672
Washington Prime Group, Inc.†	705	14,022

		2,401,617

Retail - Apparel/Shoe — 0.3%
Gap, Inc.#	900	37,107
Lululemon Athletica, Inc.†#	1,300	58,019
Ross Stores, Inc.	2,930	200,559

		295,685

Retail - Auto Parts — 0.5%
AutoZone, Inc.†	1,060	564,450

Retail - Building Products — 2.0%
Home Depot, Inc.#	16,470	1,321,388
Lowe’s Cos., Inc.	19,480	917,119

		2,238,507

Retail - Discount — 0.7%
Costco Wholesale Corp.	4,730	548,774
Wal-Mart Stores, Inc.#	3,440	264,089

		812,863

Retail - Drug Store — 1.1%
CVS Caremark Corp.	15,860	1,242,155

Retail - Major Department Stores — 0.6%
TJX Cos., Inc.	11,840	644,688

Retail - Regional Department Stores — 0.3%
Macy’s, Inc.	5,250	314,423

Retail - Restaurants — 0.9%
McDonald’s Corp.	760	77,087
Starbucks Corp.	7,750	567,610
Yum! Brands, Inc.	4,520	349,441

		994,138

Semiconductor Components - Integrated Circuits — 1.1%
QUALCOMM, Inc.	15,580	1,253,411

Semiconductor Equipment — 1.2%
Applied Materials, Inc.#	13,090	264,287
KLA-Tencor Corp.#	8,500	556,920
Lam Research Corp.#	9,100	564,564

		1,385,771

Software Tools — 0.2%
VMware, Inc., Class A†#	1,850	178,525

Steel - Producers — 0.2%
United States Steel Corp.#	11,730	270,259

Telecom Equipment - Fiber Optics — 0.2%
Corning, Inc.#	8,420	179,346

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telephone - Integrated — 1.7%
AT&T, Inc.#	4,100	$145,427
Verizon Communications, Inc.	35,760	1,786,570

		1,931,997

Television — 0.2%
CBS Corp., Class B	4,400	262,284

Tobacco — 1.4%
Philip Morris International, Inc.	17,530	1,552,106

Tools - Hand Held — 0.0%
Snap-on, Inc.	390	45,735

Transport - Rail — 2.4%
CSX Corp.	33,800	993,720
Norfolk Southern Corp.	510	51,383
Union Pacific Corp.	8,300	1,653,941

		2,699,044

Web Portals/ISP — 2.4%
Google, Inc., Class A†	2,380	1,360,527
Google, Inc., Class C†	2,380	1,335,132

		2,695,659

Total Long-Term Investment Securities
(cost $100,638,904)		112,960,887

SHORT-TERM INVESTMENT SECURITIES — 4.5%
Registered Investment Companies — 3.4%
State Street Navigator Securities Lending Prime Portfolio(1)	3,923,422	3,923,422

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/2014	1,259,000	$1,259,000

Total Short-Term Investment Securities
(cost $5,182,422)		5,182,422

TOTAL INVESTMENTS
(cost $105,821,326)(2)	103.3%	118,143,309
Liabilities in excess of other assets	(3.3)	(3,738,045)

NET ASSETS —	100.0%	$114,405,264

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2014, the Fund had loaned securities with a total value of $4,730,029. This was secured by collateral of $3,923,422, which was received in cash and subsequently invested in short-term investments currently valued at $3,923,422 as reported in the portfolio of investments. Additional collateral of $948,293 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	08/01/2027 to 11/15/2040	$37,813
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	750,863
Government National Mtg. Assoc.	0.55% to 4.00%	11/20/2038 to 01/16/2040	159,592
United States Treasury Notes/Bonds	0.63% to 2.75%	06/30/2016 to 11/15/2023	25

(2)	See Note 3 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2014	Unrealized Appreciation (Depreciation)
12	Long	S&P 500 E-Mini Index	June 2014	$1,124,729	$1,152,900	$28,171

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical - Drugs	$7,015,414	$—	$—	$7,015,414
Other Industries*	105,945,473	—	—	105,945,473
Short-Term Investment Securities:
Registered Investment Companies	3,923,422	—	—	3,923,422
Time Deposits	—	1,259,000	—	1,259,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	28,171	—	—	28,171

Total	$116,912,480	$1,259,000	$—	$118,171,480

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	27.4%
Medical — Drugs	19.7
Medical — HMO	9.7
Medical Products	7.6
Medical — Wholesale Drug Distribution	5.4
Therapeutics	3.4
Retail — Drug Store	2.9
Medical Instruments	2.8
Electronic Measurement Instruments	2.7
Medical — Generic Drugs	2.6
Diversified Manufacturing Operations	2.6
Medical — Hospitals	2.5
Registered Investment Companies	1.6
Instruments — Scientific	1.1
Medical Information Systems	0.9
Diagnostic Kits	0.9
Dental Supplies & Equipment	0.8
Physicians Practice Management	0.7
Wireless Equipment	0.6
Medical Labs & Testing Services	0.6
Medical — Outpatient/Home Medical	0.5
Consulting Services	0.5
Human Resources	0.4
Pharmacy Services	0.4
Commercial Services	0.4
Instruments — Controls	0.3
Heart Monitors	0.2
Disposable Medical Products	0.2
Distribution/Wholesale	0.2
Diagnostic Equipment	0.2
Decision Support Software	0.2
Retail — Convenience Store	0.1
Insurance — Life/Health	0.1
Diversified Operations	0.1
Patient Monitoring Equipment	0.1
Enterprise Software/Service	0.1

100.5%

*	Calculated as a percentage of net assets

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Commercial Services — 0.4%
HMS Holdings Corp.†	108,100	$2,032,280

Consulting Services — 0.5%
Advisory Board Co.†	61,100	2,956,629

Decision Support Software — 0.2%
Castlight Health, Inc., Class A(1)(2)(3)	42,238	609,114
Castlight Health, Inc., Class B†	18,600	282,348

		891,462

Dental Supplies & Equipment — 0.8%
DENTSPLY International, Inc.	94,200	4,454,718

Diagnostic Equipment — 0.2%
GenMark Diagnostics, Inc.†	59,600	656,196
Oxford Immunotec Global PLC†	20,500	356,290

		1,012,486

Diagnostic Kits — 0.9%
IDEXX Laboratories, Inc.†	38,500	4,946,480

Disposable Medical Products — 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd.	1,300,000	1,272,677

Distribution/Wholesale — 0.2%
MWI Veterinary Supply, Inc.†	7,400	1,032,374

Diversified Manufacturing Operations — 2.6%
Danaher Corp.	189,100	14,831,113

Diversified Operations — 0.1%
Horizon Pharma, Inc.†	42,700	605,913

Electronic Measurement Instruments — 2.7%
Agilent Technologies, Inc.	278,300	15,846,402

Enterprise Software/Service — 0.1%
Veeva Systems, Inc., Class A†	23,800	498,848

Heart Monitors — 0.2%
HeartWare International, Inc.†	14,225	1,282,668

Human Resources — 0.4%
Team Health Holdings, Inc.†	50,000	2,538,500

Instruments - Controls — 0.3%
Mettler-Toledo International, Inc.†	7,500	1,837,650

Instruments - Scientific — 1.1%
FEI Co.	49,500	4,130,775
Thermo Fisher Scientific, Inc.	20,700	2,420,037

		6,550,812

Insurance - Life/Health — 0.1%
Odontoprev SA	159,400	675,936

Medical Information Systems — 0.8%
athenahealth, Inc.†	30,400	3,858,064
Cerner Corp.†	19,000	1,026,950

		4,885,014

Medical Instruments — 2.8%
Bruker Corp.†	82,600	1,730,470
DexCom, Inc.†	26,500	894,640
Intuitive Surgical, Inc.†	17,860	6,603,556
St Jude Medical, Inc.	60,500	3,926,450
Thoratec Corp.†	46,000	1,523,520
Volcano Corp.†	96,100	1,668,296

		16,346,932

Medical Labs & Testing Services — 0.6%
Covance, Inc.†	39,200	3,287,312

Security Description	Shares	Value (Note 2)

Medical Products — 7.6%
Aspen Pharmacare Holdings, Ltd.	92,654	$2,391,300
Becton Dickinson and Co.	65,800	7,744,660
CareFusion Corp.†	91,500	3,928,095
China Medical System Holdings, Ltd.	1,266,500	1,488,184
Cooper Cos., Inc.	47,100	6,076,842
Covidien PLC	101,600	7,427,976
EnteroMedics, Inc.†	105,150	222,918
Henry Schein, Inc.†	44,100	5,276,565
Sirona Dental Systems, Inc.†	98,700	7,424,214
Tornier NV†	93,800	2,017,638
Wright Medical Group, Inc. CVR†	14,500	15,950

		44,014,342

Medical - Biomedical/Gene — 27.3%
Abcam PLC	182,417	1,177,968
Acceleron Pharma, Inc.†	51,500	1,528,520
Acorda Therapeutics, Inc.†	10,075	331,266
Aegerion Pharmaceuticals, Inc.†	51,600	1,695,060
Alexion Pharmaceuticals, Inc.†	179,640	29,877,725
Alnylam Pharmaceuticals, Inc.†	17,100	1,013,859
Biogen Idec, Inc.†	65,700	20,982,609
BioMarin Pharmaceutical, Inc.†	62,200	3,605,112
Celgene Corp.†	36,840	5,637,625
Epizyme, Inc.†	17,400	417,252
Exact Sciences Corp.†	15,400	207,592
Exelixis, Inc.†	394,500	1,305,795
Gilead Sciences, Inc.†	356,500	28,951,365
Idenix Pharmaceuticals, Inc.†	102,300	641,421
Illumina, Inc.†	7,700	1,218,525
Incyte Corp., Ltd.†	234,200	11,604,610
Intercept Pharmaceuticals, Inc.†	21,358	5,053,516
InterMune, Inc.†	246,400	9,762,368
Intrexon Corp.†	9,500	200,355
Isis Pharmaceuticals, Inc.†	55,700	1,627,554
Medicines Co.†	84,650	2,361,735
Novavax, Inc.†	189,100	890,661
Prothena Corp. PLC†	69,687	1,450,883
Puma Biotechnology, Inc.†	65,024	4,969,784
Regeneron Pharmaceuticals, Inc.†	23,300	7,152,168
Sophiris Bio, Inc.† (NASDAQ)	71,200	206,480
Sophiris Bio, Inc.† (TSX)	7,028	20,508
Stemline Therapeutics, Inc.†	11,300	171,647
Sunesis Pharmaceuticals, Inc.†	132,100	676,352
Ultragenyx Pharmaceutical, Inc.†	1,600	60,096
Ultragenyx Pharmaceutical, Inc.(1)(2)(3)	23,932	853,942
United Therapeutics Corp.†	30,751	2,944,101
Versartis, Inc.†	6,500	194,285
Vertex Pharmaceuticals, Inc.†	127,494	9,212,717
Zeneca, Inc. CVR(2)(3)(4)	23,110	58,699

		158,064,155

Medical - Drugs — 19.6%
AbbVie, Inc.	100,900	5,481,897
ACADIA Pharmaceuticals, Inc.†	136,100	2,810,465
Achaogen, Inc.†	19,200	269,376
Alkermes PLC†	202,500	9,276,525
Allergan, Inc.	103,300	17,298,618
Array BioPharma, Inc.†	432,800	1,817,760
Astellas Pharma, Inc.	125,500	1,607,584
Bayer AG	35,276	5,101,975
Bristol-Myers Squibb Co.	114,800	5,710,152
Chimerix, Inc.†	47,300	872,685
Clovis Oncology, Inc.†	31,500	1,613,115
Forest Laboratories, Inc.†	46,800	4,435,704
Ironwood Pharmaceuticals, Inc.†	23,900	342,248
Jazz Pharmaceuticals PLC†	18,600	2,638,596

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Mallinckrodt PLC†	32,044	$2,491,742
Merck & Co., Inc.	157,300	9,101,378
Natco Pharma, Ltd.	9,801	124,980
Novartis AG	54,567	4,893,054
Novartis AG ADR	18,200	1,639,092
Ophthotech Corp.†	23,100	940,170
Orexigen Therapeutics, Inc.†	185,000	1,195,100
Pacira Pharmaceuticals, Inc.†	80,400	6,239,844
Supernus Pharmaceuticals, Inc.†	105,900	943,569
Takeda Pharmaceutical Co., Ltd.	58,000	2,624,813
TESARO, Inc.†	67,272	1,792,126
Valeant Pharmaceuticals International, Inc.†	148,033	19,423,410
Vanda Pharmaceuticals, Inc.†	132,800	1,366,512
Zoetis, Inc.	50,600	1,553,420

		113,605,910

Medical - Generic Drugs — 2.6%
Actavis PLC†	58,180	12,307,397
Teva Pharmaceutical Industries, Ltd. ADR	58,800	2,968,812

		15,276,209

Medical - HMO — 9.7%
Aetna, Inc.	243,400	18,875,670
Humana, Inc.	116,000	14,437,360
UnitedHealth Group, Inc.	245,500	19,549,165
WellCare Health Plans, Inc.†	27,358	2,118,877
WellPoint, Inc.	13,200	1,430,352

		56,411,424

Medical - Hospitals — 2.5%
Acadia Healthcare Co., Inc.†	18,280	779,459
Community Health Systems, Inc.†	20,200	843,754
HCA Holdings, Inc.†	81,800	4,334,582
Life Healthcare Group Holdings, Ltd.	24,807	97,390
LifePoint Hospitals, Inc.†	10,400	636,896
Mediclinic International, Ltd.	108,168	858,002
Universal Health Services, Inc., Class B	77,600	6,950,632

		14,500,715

Medical - Outpatient/Home Medical — 0.5%
Air Methods Corp.†	64,400	3,104,080

Medical - Wholesale Drug Distribution — 5.4%
Cardinal Health, Inc.	153,400	10,834,642
McKesson Corp.	108,200	20,519,048

		31,353,690

Patient Monitoring Equipment — 0.1%
Insulet Corp.†	13,900	509,157

Pharmacy Services — 0.4%
Catamaran Corp.†	48,140	2,106,606
MediWound, Ltd.†	17,700	210,276

		2,316,882

Physicians Practice Management — 0.7%
Envision Healthcare Holdings, Inc.†	18,900	651,672
MEDNAX, Inc.†	56,600	3,261,858

		3,913,530

Retail - Convenience Store — 0.1%
CP ALL PCL	494,800	685,757

Retail - Drug Store — 2.9%
CVS Caremark Corp.	49,900	3,908,168
Raia Drogasil SA	84,342	715,305
Rite Aid Corp.†	1,478,200	12,357,752

		16,981,225

Security Description	Shares/ Principal Amount	Value (Note 2)

Therapeutics — 3.4%
AVANIR Pharmaceuticals, Inc., Class A†	563,817	$2,976,954
Cara Therapeutics, Inc.†	2,700	37,206
Dyax Corp.†	95,100	784,575
GW Pharmaceuticals PLC ADR†	4,300	293,131
Neurocrine Biosciences, Inc.†	257,235	3,572,994
Pharmacyclics, Inc.†	129,200	11,476,836
Portola Pharmaceuticals, Inc.†	23,100	511,896

		19,653,592

Wireless Equipment — 0.6%
GN Store Nord A/S	135,147	3,714,830

Total Common Stocks
(cost $397,581,191)		571,891,704

CONVERTIBLE PREFERRED SECURITIES — 0.3%
Medical Information Systems — 0.1%
Doximity, Inc. Series C(2)(3)(4)	64,785	312,316

Medical - Biomedical/Gene — 0.1%
Avalanche Biotechnologies, Inc. Series B(2)(3)(4)	32,097	241,690
Calithera Biosciences, Inc. Series D(2)(3)(4)	676,756	118,568
Spark Therapeutics, Inc. Series B(2)(3)(4)	94,594	152,296

		512,554

Medical - Drugs — 0.1%
Diplomat Pharmacy, Inc. Series A(2)(3)(4)	7	996,240

Total Convertible Preferred Securities
(cost $1,821,110)		1,821,110

WARRANTS — 0.0%
Medical Products — 0.0%
EnteroMedics, Inc. Expires 06/13/16 (Strike price $2.19)	42,300	29,932
EnteroMedics, Inc. Expires 09/28/16 (Strike price $1.90)	6,300	5,379

		35,311

Medical - Drugs — 0.0%
Alexza Pharmaceuticals, Inc. Expires 10/05/16 (Strike price $27.70)(2)(3)(4)	1,305	0

Total Warrants
(cost $1,631)		35,311

CONVERTIBLE BONDS & NOTES — 0.0%
Heart Monitors — 0.0%
HeartWare International, Inc. Senior Notes 3.50% due 12/15/2017	$71,000	83,736

Patient Monitoring Equipment — 0.0%
Insulet Corp. Senior Notes 3.75% due 06/15/2016	68,000	96,092

Total Convertible Bonds & Notes
(cost $137,674)		179,828

Total Long-Term Investment Securities
(cost $399,541,606)		573,927,953

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.6%
T. Rowe Price Reserve Investment Fund (cost $8,945,769)	8,945,769	$8,945,769

TOTAL INVESTMENTS
(cost $408,487,375)(5)	100.5%	582,873,722
Liabilities in excess of other assets	(0.5)	(2,716,476)

NET ASSETS	100.0%	$580,157,246

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2014, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Alexza Pharmaceuticals, Inc. Expires 10/05/2016 Strike price $27.70 Warrant	10/5/2009	1,305	$1,631	$0	$0.00	0.0%
Avalanche Biotechnologies, Inc. Series B Convertible Preferred Securities	4/16/2014	32,097	241,690	241,690	7.53	0.1%

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Calithera Biosciences, Inc. Series D Convertible Preferred Securities	10/7/2013	676,756	$118,568	$118,568	0.18	0.0%
Castlight Health, Inc. Class A Common Stock	4/26/2012	42,238	254,972	609,114	14.42	0.1%
Diplomat Pharmacy, Inc. Series A Convertible Preferred Securities	1/23/2014	7	996,240	996,240	142,320	0.2%
Doximity, Inc. Series C Convertible Preferred Securities	4/10/2014	64,785	312,316	312,316	4.82	0.1%
Spark Therapeutics, Inc. Series B Convertible Preferred Securities	5/23/2014	94,594	152,296	152,296	1.61	0.0%
Ultragenyx Pharmaceutical, Inc. Common Stock	12/19/2012	23,932	207,752	853,942	35.68	0.1%
Zeneca, Inc. CVR Common Stock	7/19/2013	23,110	0	58,699	2.54	0.0%

				$3,342,865		0.6%

(3)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $3,342,865 representing 0.6% of net assets.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVR—Contingent Value Rights

NASDAQ—NASDAQ Stock Market

TSX—Toronto Stock Exchange

Open call option contracts written at May 31, 2014 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at May 31, 2014	Unrealized Appreciation (Depreciation)
Allergan, Inc.	Sep-14	$150.00	42	$15,414	$90,930	$(75,516)
athenahealth, Inc.	Jun-14	160.00	41	23,862	615	23,247
Celgene Corp.	Jul-14	165.00	21	9,414	3,140	6,274
Gilead Sciences, Inc.	Jul-14	75.00	107	40,817	75,167	(34,350)
Gilead Sciences, Inc.	Jun-14	82.50	36	7,308	4,590	2,718
Gilead Sciences, Inc.	Jun-14	85.00	71	8,597	3,763	4,834
Incyte Corp.	Jun-14	90.00	46	18,262	575	17,687
Regeneron Pharmaceuticals, Inc.	Aug-14	350.00	19	55,299	9,880	45,419

			383	$178,973	$188,660	$(9,687)

Open put option contracts written at May 31, 2014 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at May 31, 2014	Unrealized Appreciation (Depreciation)
Catamaran Corp.	Jul-14	$47.50	54	$21,977	$21,870	$107

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Decision Support Software	$282,348	$609,114	$—	$891,462
Medical Products	44,014,342	—	—	44,014,342
Medical - Biomedical/Gene	157,151,514	853,942	58,699	158,064,155
Medical - Drugs	113,605,910	—	—	113,605,910
Medical - HMO	56,411,424	—	—	56,411,424
Medical - Wholesale Drug Distribution	31,353,690	—	—	31,353,690
Other Industries*	167,550,721	—	—	167,550,721
Convertible Preferred Securities	—	—	1,821,110	1,821,110
Warrants:
Medical Products	—	35,311	—	35,311
Medical - Drugs	—	—	0	0
Convertible Bonds & Notes	—	179,828	—	179,828
Short-Term Investment Securities:
Registered Investment Companies	8,945,769	—	—	8,945,769
Other Financial Instruments:†
Call Option Contracts Written - Appreciation	100,179	—	—	100,179
Put Option Contracts Written - Appreciation	107	—	—	107

Total	$579,416,004	$1,678,195	$1,879,809	$582,974,008

LIABILITIES:
Other Financial Instruments:†
Call Option Contracts Written - Depreciation	$109,866	$—	$—	$109,866

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $9,165,784 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

United States Treasury Notes	31.6%
United States Treasury Bonds	22.1
Sovereign	13.1
Diversified Banking Institutions	10.1
Time Deposits	4.3
Insurance — Life/Health	2.8
Banks — Commercial	1.7
Banks — Super Regional	1.6
Insurance — Multi-line	1.5
Federal National Mtg. Assoc.	1.3
Finance — Consumer Loans	1.2
Federal Home Loan Mtg. Corp.	1.2
Diversified Financial Services	1.2
Oil Companies — Integrated	0.5
Electric — Integrated	0.4
Telephone — Integrated	0.4
Cellular Telecom	0.4
Telecom Services	0.4
Pipelines	0.4
Special Purpose Entities	0.4
Gold Mining	0.3
Oil Companies — Exploration & Production	0.3
Steel — Producers	0.3
Metal — Diversified	0.2
Insurance — Reinsurance	0.2
Diversified Minerals	0.2
Government National Mtg. Assoc.	0.2
Investment Management/Advisor Services	0.2
Real Estate Investment Trusts	0.2
Finance — Auto Loans	0.1
Auto — Cars/Light Trucks	0.1
Banks — Money Center	0.1
Finance — Investment Banker/Broker	0.1
SupraNational Banks	0.1

99.2%

Credit Quality†#

Aaa	73.4%
Aa	5.4
A	8.4
Baa	7.9
Ba	3.3
B	0.3
Not Rated@	1.3

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Principal Amount(6)	Value (Note 2)

ASSET BACKED SECURITIES — 0.1%
Diversified Financial Services — 0.1%
JPMorgan Chase Commercial Mtg. Securities Trust FRS Series 2014-FBLU, Class B 1.65% due 12/15/2028*(1) (cost $500,625)	$500,000	$500,448

U.S. CORPORATE BONDS & NOTES — 14.3%
Auto - Cars/Light Trucks — 0.1%
Toyota Motor Credit Corp. Senior Notes 0.75% due 03/05/2017(2)	500,000	498,284

Banks - Commercial — 0.1%
Zions Bancorporation FRS Sub. Notes 5.65% due 11/15/2023	500,000	532,991

Banks - Super Regional — 0.9%
Bank of America NA FRS Sub. Notes 0.53% due 06/15/2017	2,000,000	1,978,516
Wells Fargo & Co. FRS Senior Notes 2.63% due 03/31/2021	2,000,000	2,135,826

		4,114,342

Diversified Banking Institutions — 6.8%
Bank of America Corp. FRS Senior Notes 1.27% due 01/15/2019	1,425,000	1,443,645
Bank of America Corp. FRS Senior Notes 3.23% due 02/18/2020	1,600,000	1,640,160
Citigroup, Inc. FRS Senior Notes 0.90% due 11/15/2016	1,000,000	1,004,226
Citigroup, Inc. FRS Senior Notes 4.01% due 03/30/2020	3,000,000	3,290,040
Goldman Sachs Group, Inc. FRS Senior Notes 1.32% due 11/15/2018	2,000,000	2,022,606
Goldman Sachs Group, Inc. FRS Notes 4.00% due 08/30/2023	4,000,000	3,960,964
JPMorgan Chase & Co. FRS Senior Notes 2.01% due 06/23/2016	2,000,000	2,042,200
JPMorgan Chase & Co. FRS Senior Notes 2.76% due 12/20/2023	2,000,000	2,027,600
JPMorgan Chase & Co. FRS Senior Notes 3.51% due 02/25/2021	1,000,000	1,049,900
JPMorgan Chase & Co. FRS Senior Notes 3.59% due 04/28/2020	2,000,000	2,164,600
Morgan Stanley FRS Senior Notes 1.48% due 02/25/2016	1,400,000	1,419,388
Morgan Stanley FRS Senior Notes 2.68% due 08/24/2023	468,000	459,361
Morgan Stanley FRS Senior Notes 3.13% due 12/15/2019	1,813,000	1,874,189

Security Description	Principal Amount(6)	Value (Note 2)

Diversified Banking Institutions (continued)
Morgan Stanley FRS Senior Notes 3.13% due 01/24/2020	$2,203,000	$2,280,105
Morgan Stanley FRS Senior Notes 3.13% due 04/25/2023	3,870,000	3,947,787
Morgan Stanley FRS Senior Notes 3.13% due 06/09/2023	664,000	683,090
Morgan Stanley Senior Notes 5.40% due 05/15/2015*(3)	BRL 1,632,500	725,053

		32,034,914

Diversified Financial Services — 0.6%
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	500,000	584,059
Morgan Stanley & Co. LLC FRS Senior Notes 3.13% due 02/11/2020	2,000,000	2,041,480

		2,625,539

Electronics - Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 1.50% due 05/28/2017	77,000	77,207

Finance - Auto Loans — 0.1%
Ford Motor Credit Co. LLC FRS Senior Notes 1.01% due 01/17/2017	500,000	502,991

Finance - Consumer Loans — 0.8%
SLM Corp. FRS Senior Notes 2.93% due 06/15/2015	424,000	425,662
SLM Corp. FRS Senior Notes 3.28% due 12/15/2020	1,317,000	1,238,151
SLM Corp. FRS Senior Notes 3.38% due 05/03/2019	2,243,000	2,132,129

		3,795,942

Finance - Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 0.00% due 04/14/2011†	400,000	72,500
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	105,485
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	181,250

		359,235

Insurance - Life/Health — 2.0%
Allstate Life Global Funding Trusts FRS Senior Sec. Notes 1.69% due 11/25/2016	1,744,000	1,789,867
Pacific Life Global Funding FRS Bonds 3.31% due 02/06/2016*	4,500,000	4,666,500
Pacific Life Global Funding FRS Senior Notes 3.63% due 06/02/2018*	300,000	298,782

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount(6)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health (continued)
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	$307,000	$352,925
Prudential Financial, Inc. FRS Senior Notes 4.26% due 05/23/2018	2,000,000	2,169,000

		9,277,074

Insurance - Multi-line — 1.2%
Monumental Global Funding III FRS Senior Sec. Notes 3.31% due 05/22/2018*	5,000,000	5,423,349

Oil Companies - Exploration & Production — 0.3%
Chesapeake Energy Corp. FRS Company Guar. Notes 3.48% due 04/15/2019	625,000	634,375
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	900,000	1,010,250

		1,644,625

Pipelines — 0.4%
Energy Transfer Partners LP FRS Jr. Sub. Notes 3.24% due 11/01/2066	1,800,000	1,656,000

Real Estate Investment Trusts — 0.2%
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	492,000	488,400
Omega Healthcare Investors, Inc. Senior Notes 4.95% due 04/01/2024*	250,000	251,768

		740,168

Steel - Producers — 0.3%
Glencore Funding LLC FRS Company Guar. Notes 1.59% due 01/15/2019*	1,600,000	1,600,770

Telecom Services — 0.4%
Qwest Corp. Senior Notes 7.20% due 11/10/2026	2,000,000	2,015,556

Total U.S. Corporate Bonds & Notes
(cost $65,097,027)		66,898,987

FOREIGN CORPORATE BONDS & NOTES — 5.9%
Banks - Commercial — 1.1%
Banco Santander Chile FRS Senior Notes 1.13% due 04/11/2017*	800,000	800,002
Barclays Bank PLC FRS Senior Notes 2.27% due 03/10/2017	2,466,000	2,519,019
BNP Paribas LLC FRS Bank Guar. Notes 2.37% due 04/03/2017	674,000	671,580
Royal Bank of Canada FRS Senior Notes 0.56% due 01/23/2017	1,000,000	1,000,802

		4,991,403

Security Description	Principal Amount(6)	Value (Note 2)

Cellular Telecom — 0.4%
America Movil SAB de CV FRS Senior Notes 1.23% due 09/12/2016	$2,000,000	$2,024,338

Diversified Banking Institutions — 2.7%
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	420,000	420,249
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019	300,000	352,320
Royal Bank of Scotland PLC FRS Company Guar. Notes 2.88% due 03/31/2018	2,000,000	2,051,600
Societe Generale SA FRS Bank Guar. Notes 3.60% due 05/03/2023(3)	10,000,000	9,700,000

		12,524,169

Diversified Minerals — 0.2%
Teck Resources, Ltd. Company Guar. Notes 3.15% due 01/15/2017	800,000	834,382

Gold Mining — 0.3%
Kinross Gold Corp. Company Guar. Notes 5.13% due 09/01/2021	475,000	485,278
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	1,140,000	1,170,170

		1,655,448

Metal - Diversified — 0.2%
Noranda, Inc. Company Guar. Notes 5.50% due 06/15/2017	1,000,000	1,101,867

Oil Companies - Integrated — 0.5%
BP Capital Markets PLC FRS Company Guar. Notes 0.87% due 09/26/2018	1,000,000	1,007,229
Petrobras Global Finance BV FRS Company Guar. Notes 1.85% due 05/20/2016	1,000,000	997,500
Petrobras Global Finance BV FRS Company Guar. Notes 2.37% due 01/15/2019	500,000	496,875

		2,501,604

SupraNational Banks — 0.1%
Inter-American Development Bank FRS Notes 0.27% due 01/15/2019	250,000	248,448

Telephone - Integrated — 0.4%
Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*	526,000	526,657
Telefonica Emisiones SAU Company Guar. Notes 4.95% due 01/15/2015	1,500,000	1,538,295

		2,064,952

Total Foreign Corporate Bonds & Notes
(cost $27,975,991)		27,946,611

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount(6)	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 2.7%
Federal Home Loan Mtg. Corp. — 1.2%
Federal Home Loan Mtg. Corp. FRS Series 2014-DN1, Class M2 2.35% due 02/25/2024(4)	$725,000	$749,211
Federal Home Loan Mtg. Corp. REMIC
Series 4012, Class NF
0.60% due 12/15/2038(4)	1,605,694	1,610,902
Series 3925, Class FL
0.60% due 01/15/2041(4)	1,518,338	1,526,979
Series 4001, Class FM
0.65% due 02/15/2042(4)	781,680	785,166
Series 3355, Class BF
0.85% due 08/15/2037(4)	1,015,059	1,026,023

		5,698,281

Federal National Mtg. Assoc. — 1.3%
Federal National Mtg. Assoc. REMIC
Series 2012-93, Class BF
0.55% due 09/25/2042(4)	2,280,320	2,267,974
Series 2011-103, Class FD
0.60% due 05/25/2040(4)	3,921,972	3,929,455

		6,197,429

Government National Mtg. Assoc. — 0.2%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.70% due 02/16/2040(4)	822,331	830,711

Total U.S. Government Agencies
(cost $12,697,157)		12,726,421

U.S. GOVERNMENT TREASURIES — 53.7%
United States Treasury Bonds TIPS(5) — 22.1%
1.75% due 01/15/2028	17,930,112	20,720,486
2.00% due 01/15/2026	9,534,143	11,284,554
2.13% due 02/15/2040	2,623,248	3,324,762
2.13% due 02/15/2041	5,037,949	6,428,111
2.38% due 01/15/2025	3,759,930	4,577,715
2.50% due 01/15/2029	9,352,975	11,847,591
3.63% due 04/15/2028	13,145,760	18,554,004
3.88% due 04/15/2029	18,322,643	26,901,359

		103,638,582

United States Treasury Notes — 31.6%
United States Treasury Notes FRS 0.08% due 01/31/2016	1,000,000	999,747
United States Treasury Notes TIPS(5)
0.13% due 04/15/2016	12,094,277	12,411,752
0.13% due 04/15/2017	14,442,066	14,928,360
0.13% due 04/15/2018	14,921,054	15,415,314
0.13% due 07/15/2022	513,655	517,387
0.13% due 01/15/2023	8,699,665	8,685,389
0.50% due 04/15/2015	15,261,820	15,494,319
0.63% due 07/15/2021	1,048,190	1,105,104
0.63% due 01/15/2024	2,024,980	2,102,656
1.13% due 01/15/2021	5,939,780	6,434,914
1.38% due 07/15/2018	9,202,620	10,066,083
1.38% due 01/15/2020	6,554,880	7,188,861
1.63% due 01/15/2015	6,446,020	6,566,381
1.88% due 07/15/2015	15,789,280	16,443,051
1.88% due 07/15/2019	1,659,660	1,869,841
2.00% due 07/15/2014	6,266,550	6,305,716
2.00% due 01/15/2016	5,951,400	6,284,309
2.38% due 01/15/2017	4,685,880	5,133,236
2.63% due 07/15/2017	9,118,880	10,223,122

		148,175,542

Total U.S. Government Treasuries
(cost $229,955,859)		251,814,124

Security Description	Shares/ Principal Amount(6)	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS(5) — 13.1%
Sovereign — 13.1%
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2014	BRL 6,334,401	$2,869,779
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2015	BRL 10,001,045	4,531,815
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017	BRL 8,770,709	3,973,847
Government of Australia Bonds 2.50% due 09/20/2030	AUD 3,031,050	3,225,111
Government of Australia Bonds 3.00% due 09/20/2025	AUD 15,815,800	17,447,786
Government of Canada Bonds 4.25% due 12/01/2021	CAD 20,426,520	24,894,810
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2029	GBP 2,693,531	4,679,687

Total Foreign Government Obligations
(cost $62,449,067)		61,622,835

PREFERRED SECURITIES — 1.7%
Banks - Commercial — 0.1%
HSBC USA, Inc. FRS Series F 3.50%	20,000	441,800

Electric - Integrated — 0.2%
Southern California Edison Co. FRS 4.92%	10,000	1,029,700

Finance - Consumer Loans — 0.4%
SLM Corp. FRS 3.13%	53,000	1,306,450
SLM Corp. FRS 3.18%	33,871	816,630

		2,123,080

Insurance - Life/Health — 0.8%
Prudential Financial, Inc. FRS 3.53%	138,486	3,683,727

Investment Management/Advisor Services — 0.2%
Affiliated Managers Group, Inc. 5.25%	30,000	774,000

Total Preferred Securities
(cost $7,722,460)		8,052,307

PREFERRED SECURITIES/CAPITAL SECURITIES — 3.4%
Banks - Commercial — 0.4%
Mizuho Capital Investment USD 2, Ltd. FRS 14.95% due 06/30/2014*(7)	1,000,000	1,013,670
Northgroup Preferred Capital Corp. FRS 6.38% due 10/15/2017*(7)	1,000,000	1,025,000

		2,038,670

Banks - Money Center — 0.1%
RBS Capital Trust IV FRS 1.03% due 09/30/2014(7)	500,000	482,500

Banks - Super Regional — 0.7%
Wachovia Capital Trust III FRS 5.57% due 07/14/2014(7)	3,049,000	2,972,775

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares/ Principal Amount(6)	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Banks - Super Regional (continued)
Wells Fargo & Co. FRS 5.90% due 06/15/2024(7)	135,000	$141,919

		3,114,694

Diversified Banking Institutions — 0.6%
BAC Capital Trust XIV FRS 4.00% due 06/27/2014(7)	1,000,000	810,000
Credit Agricole SA 9.75% due 12/26/2014(7)	1,674,000	1,740,960
JPMorgan Chase & Co. FRS 6.13% due 04/30/2024(7)	135,000	136,012

		2,686,972

Diversified Financial Services — 0.5%
ZFS Finance USA Trust V FRS 6.50% due 05/09/2067*	2,000,000	2,135,000

Electric - Integrated — 0.2%
Dominion Resources, Inc. FRS 2.53% due 09/30/2066	1,200,000	1,108,320

Insurance - Multi-line — 0.3%
XL Group PLC FRS 6.50% due 04/15/2017(7)	1,604,000	1,589,965

Insurance - Reinsurance — 0.2%
Swiss Re Capital I LP FRS 6.85% due 05/25/2016*(7)	1,000,000	1,070,000

Special Purpose Entity — 0.4%
Goldman Sachs Capital III FRS 4.00% due 07/14/2014(7)	2,000,000	1,600,200

Total Preferred Securities/Capital Securities
(cost $16,006,271)		15,826,321

Total Long-Term Investment Securities
(cost $422,404,457)		445,388,054

SHORT-TERM INVESTMENT SECURITIES — 4.3%
Time Deposits — 4.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/2014 (cost $20,034,000)	$20,034,000	20,034,000

TOTAL INVESTMENTS
(cost $442,438,457)(8)	99.2%	465,422,054
Other assets less liabilities	0.8	3,634,419

NET ASSETS	100.0%	$469,056,473

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2014, the aggregate value of these securities was $21,560,094 representing 4.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2014.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Collateralized Mortgage Obligation
(5)	Principal amount of security is adjusted for inflation.
(6)	Denominated in United States dollars unless otherwise indicated.
(7)	Perpetual maturity—maturity date reflects the next call date.
(8)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BRL—Brazilian Dollar

CAD—Canadian Dollar

GBP—British Pound

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates as of May 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$500,448	$—	$500,448
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	—	31,309,861	725,053	32,034,914
Other Industries*	—	34,864,073	—	34,864,073
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	772,569	11,751,600	12,524,169
Other Industries*	—	15,422,442	—	15,422,442
U.S. Government Agencies	—	12,726,421	—	12,726,421
U.S. Government Treasuries:
United States Treasury Bonds	—	103,638,582	—	103,638,582
United States Treasury Notes	—	148,175,542	—	148,175,542
Foreign Government Obligations:
Sovereign	—	61,622,835	—	61,622,835
Preferred Securities	8,052,307	—	—	8,052,307
Preferred Securities/Capital Securities	—	15,826,321	—	15,826,321
Short-Term Investment Securities:
Time Deposits	—	20,034,000	—	20,034,000

Total	$8,052,307	$444,893,094	$12,476,653	$465,422,054

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2013	$1,012,110	$9,605,000
Accrued discounts	3,297	—
Accrued premiums		—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	—
Change in unrealized depreciation(1)	(15,407)	95,000
Net purchases	—	—
Net sales	(1,000,000)	—
Transfers into Level 3	725,053	2,051,600
Transfers out of Level 3	—	—

Balance as of 05/31/2014	$725,053	$11,751,600

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at May 31, 2014 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$—	$95,000

The Fund’s other securities classified as Level 3, with a fair value of $12,476,653 at May 31, 2014, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Financial Statements

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Banks — Commercial	10.4%
Medical — Drugs	7.8
Registered Investment Companies	6.0
Oil Companies — Integrated	4.6
Diversified Banking Institutions	4.4
Auto — Cars/Light Trucks	4.2
Telephone — Integrated	3.6
Food — Misc./Diversified	2.7
Electric — Integrated	2.6
Insurance — Multi-line	2.3
Chemicals — Diversified	2.2
Brewery	2.0
Insurance — Life/Health	2.0
Food — Retail	1.7
Diversified Minerals	1.7
Cellular Telecom	1.3
Electronic Components — Misc.	1.2
Oil Companies — Exploration & Production	1.1
Gas — Distribution	1.1
Tobacco	1.0
Machinery — General Industrial	1.0
Building Products — Cement	1.0
Real Estate Investment Trusts	0.9
Real Estate Operations & Development	0.9
Electronic Components — Semiconductors	0.8
Diversified Operations	0.8
Insurance — Property/Casualty	0.8
Rubber — Tires	0.7
Insurance — Reinsurance	0.7
Aerospace/Defense	0.7
Import/Export	0.7
Soap & Cleaning Preparation	0.7
Investment Management/Advisor Services	0.7
Apparel Manufacturers	0.7
Transport — Rail	0.6
Aerospace/Defense — Equipment	0.6
Metal — Diversified	0.6
Retail — Apparel/Shoe	0.6
Real Estate Management/Services	0.6
Telecom Services	0.5
Finance — Other Services	0.5
Oil — Field Services	0.5
Transport — Marine	0.5
Cosmetics & Toiletries	0.5
Diversified Financial Services	0.5
Retail — Major Department Stores	0.5
Building — Residential/Commercial	0.5
Auto/Truck Parts & Equipment — Original	0.4
Diversified Manufacturing Operations	0.4
Semiconductor Equipment	0.4
Investment Companies	0.4
Engineering/R&D Services	0.4
Cable/Satellite TV	0.4
Airport Development/Maintenance	0.4
Industrial Gases	0.4
Steel — Producers	0.4
Finance — Investment Banker/Broker	0.4
Electric Products — Misc.	0.4
Office Automation & Equipment	0.4
Exchange — Traded Funds	0.4
Dialysis Centers	0.4
Beverages — Wine/Spirits	0.4
Public Thoroughfares	0.4
Building — Heavy Construction	0.3
Transport — Services	0.3
Building & Construction — Misc.	0.3
Beverages — Non-alcoholic	0.3
Advertising Services	0.3
Retail — Misc./Diversified	0.3

Wireless Equipment	0.3%
Transactional Software	0.3
Time Deposits	0.3
Metal — Copper	0.3
Building — Maintenance & Services	0.3
Machinery — Construction & Mining	0.3
Medical — Generic Drugs	0.3
Audio/Video Products	0.3
Cruise Lines	0.3
Retail — Jewelry	0.3
Power Converter/Supply Equipment	0.3
Machinery — Electrical	0.3
Chemicals — Specialty	0.3
Metal — Iron	0.3
Casino Hotels	0.2
Oil Refining & Marketing	0.2
Airlines	0.2
Semiconductor Components — Integrated Circuits	0.2
Agricultural Chemicals	0.2
Medical Products	0.2
Enterprise Software/Service	0.2
Metal Processors & Fabrication	0.2
Electric — Generation	0.2
Building & Construction Products — Misc.	0.2
Filtration/Separation Products	0.2
Medical — Biomedical/Gene	0.2
Industrial Automated/Robotic	0.2
Auto — Heavy Duty Trucks	0.2
Photo Equipment & Supplies	0.2
Retail — Discount	0.2
Gold Mining	0.2
Coal	0.2
Athletic Footwear	0.2
Textile — Apparel	0.2
Multimedia	0.2
Computers	0.2
Distribution/Wholesale	0.2
Retail — Convenience Store	0.2
Paper & Related Products	0.2
Broadcast Services/Program	0.2
Commercial Services — Finance	0.2
Oil & Gas Drilling	0.2
Hotels/Motels	0.1
Human Resources	0.1
Water	0.1
Medical Instruments	0.1
Diversified Operations/Commercial Services	0.1
Computer Services	0.1
Printing — Commercial	0.1
Schools	0.1
Television	0.1
Building Products — Doors & Windows	0.1
Medical — Wholesale Drug Distribution	0.1
Internet Application Software	0.1
Steel — Specialty	0.1
Gas — Transportation	0.1
U.S. Government Treasuries	0.1
Publishing — Periodicals	0.1
Computers — Integrated Systems	0.1
Food — Confectionery	0.1
Applications Software	0.1
Optical Supplies	0.1
Finance — Credit Card	0.1
Food — Catering	0.1
Advertising Agencies	0.1
Retail — Building Products	0.1
Entertainment Software	0.1
Lottery Services	0.1
Finance — Leasing Companies	0.1
Containers — Paper/Plastic	0.1
Machinery — Farming	0.1

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited) — (continued)

Industry Allocation* (continued)

Internet Content — Entertainment	0.1%
Consumer Products — Misc.	0.1
Electric — Distribution	0.1
Satellite Telecom	0.1
Security Services	0.1
Chemicals — Plastics	0.1
Food — Wholesale/Distribution	0.1
Electronic Measurement Instruments	0.1
Non — Ferrous Metals	0.1
Electronics — Military	0.1
Machine Tools & Related Products	0.1
Publishing — Books	0.1
Building Products — Air & Heating	0.1
Toys	0.1
Mining Services	0.1
Retail — Home Furnishings	0.1
MRI/Medical Diagnostic Imaging	0.1
Fisheries	0.1
Publishing — Newspapers	0.1

104.8%

Country Allocation*

Japan	17.3%
United Kingdom	17.2
Germany	9.1
France	8.7
Switzerland	7.2
Australia	6.9
United States	6.8
Netherlands	3.7
Spain	3.1
Sweden	2.7
Italy	2.6
Hong Kong	2.4
Denmark	2.2
South Korea	1.5
China	1.4
Taiwan	1.3
Singapore	1.2
Brazil	1.0
Belgium	0.8
Jersey	0.8
South Africa	0.7
Finland	0.7
India	0.6
Russia	0.5
Malaysia	0.5
Mexico	0.5
Israel	0.5
Cayman Islands	0.4
Norway	0.3
Bermuda	0.3
Austria	0.2
Philippines	0.2
Ireland	0.2
Luxembourg	0.2
Turkey	0.2
Poland	0.2
Colombia	0.2
Indonesia	0.1
New Zealand	0.1
Thailand	0.1
Portugal	0.1
Greece	0.1

104.8%

*	Calculated as a percentage of net assets

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.3%
Australia — 6.9%
AGL Energy, Ltd.	43,008	$616,391
ALS, Ltd.#	29,644	246,914
Alumina, Ltd.†#	195,104	258,742
Amcor, Ltd.	92,733	915,664
AMP, Ltd.	227,548	1,120,250
APA Group	63,692	414,332
Asciano, Ltd.	76,429	398,320
ASX, Ltd.	14,857	497,483
Aurizon Holdings, Ltd.	157,009	721,835
Australia & New Zealand Banking Group, Ltd.	210,881	6,572,626
Bank of Queensland, Ltd.	24,668	275,487
Bendigo and Adelaide Bank, Ltd.#	31,844	347,626
BGP Holdings PLC†(1)(2)	835,027	0
BHP Billiton, Ltd.	246,995	8,507,335
Boral, Ltd.#	59,867	295,291
Brambles, Ltd.	119,986	1,074,217
Caltex Australia, Ltd.	10,466	217,693
CFS Retail Property Trust Group	157,637	300,745
Coca-Cola Amatil, Ltd.	43,490	382,884
Cochlear, Ltd.#	4,415	245,995
Commonwealth Bank of Australia	123,887	9,406,953
Computershare, Ltd.	36,587	433,453
Crown Resorts, Ltd.	30,600	463,050
CSL, Ltd.	37,471	2,461,641
Dexus Property Group	422,540	438,459
Echo Entertainment Group, Ltd.#	59,223	156,529
Federation Centres, Ltd.	107,007	250,957
Flight Centre Travel Group, Ltd.#	4,290	198,746
Fortescue Metals Group, Ltd.#	119,023	488,490
Goodman Group	131,299	621,964
GPT Group	129,548	470,199
Harvey Norman Holdings, Ltd.#	41,587	123,849
Iluka Resources, Ltd.#	32,377	262,145
Incitec Pivot, Ltd.	126,194	322,967
Insurance Australia Group, Ltd.	176,429	976,952
Leighton Holdings, Ltd.#	13,089	246,427
Lend Lease Group	41,651	519,805
Macquarie Group, Ltd.	22,228	1,241,810
Metcash, Ltd.#	68,665	182,124
Mirvac Group	280,557	472,592
National Australia Bank, Ltd.	180,544	5,627,099
Newcrest Mining, Ltd.†	59,100	535,714
Orica, Ltd.#	28,425	520,080
Origin Energy, Ltd.	84,815	1,191,100
Qantas Airways, Ltd.†	86,102	112,584
QBE Insurance Group, Ltd.	94,467	1,000,481
Ramsay Health Care, Ltd.	10,155	447,493
REA Group, Ltd.	4,037	171,020
Rio Tinto, Ltd.	33,517	1,849,721
Santos, Ltd.	74,979	1,013,194
Seek, Ltd.#	24,846	391,471
Sonic Healthcare, Ltd.	28,919	476,637
SP AusNet#	130,982	168,220
Stockland	176,537	640,747
Suncorp Group, Ltd.	98,830	1,227,881
Sydney Airport	84,173	343,893
Tabcorp Holdings, Ltd.#	58,125	188,247
Tatts Group, Ltd.	107,321	303,630
Telstra Corp., Ltd.	337,021	1,674,883
Toll Holdings, Ltd.#	53,558	270,153
Transurban Group	108,837	752,578
Treasury Wine Estates, Ltd.	49,097	237,599
Wesfarmers, Ltd.	87,917	3,547,713
Westfield Group†	151,395	1,507,584
Westfield Retail Trust	227,910	676,613

Security Description	Shares	Value (Note 2)

Australia (continued)
Westpac Banking Corp.	238,953	$7,654,374
Woodside Petroleum, Ltd.	50,753	1,991,827
Woolworths, Ltd.	96,412	3,367,410
WorleyParsons, Ltd.	16,046	239,827

		81,278,715

Austria — 0.2%
Andritz AG	2,782	165,704
BUWOG AG†	1,976	37,037
Erste Group Bank AG#	33,102	1,150,185
IMMOFINANZ AG†	118,069	419,747
OMV AG	8,744	362,230
Raiffeisen Bank International AG#	4,655	155,908
Telekom Austria AG#	7,079	68,832
Vienna Insurance Group AG Wiener Versicherung Gruppe#	1,144	61,847
Voestalpine AG	4,510	208,687

		2,630,177

Belgium — 0.8%
Ageas	8,175	343,673
Anheuser-Busch InBev NV	40,985	4,497,989
Belgacom SA#	14,034	464,966
Colruyt SA	36,018	2,018,171
Delhaize Group SA#	3,889	276,515
Groupe Bruxelles Lambert SA	3,177	330,781
KBC Groep NV†	11,157	664,162
Solvay SA	2,274	367,792
Telenet Group Holding NV†	1,797	107,659
UCB SA	4,323	344,617
Umicore SA#	3,897	187,414

		9,603,739

Bermuda — 0.3%
Cheung Kong Infrastructure Holdings, Ltd.	49,000	336,233
China Resources Gas Group, Ltd.	36,000	109,816
Credicorp, Ltd.	800	125,000
First Pacific Co., Ltd.	182,000	205,875
GOME Electrical Appliances Holding, Ltd.	1,554,000	260,572
Kerry Properties, Ltd.	51,000	167,743
Li & Fung, Ltd.#	452,000	652,964
Noble Group, Ltd.	335,000	369,908
NWS Holdings, Ltd.	114,000	198,505
Seadrill, Ltd.#	14,294	538,963
Shangri-La Asia, Ltd.#	120,000	190,070
Yue Yuen Industrial Holdings, Ltd.	57,500	177,997

		3,333,646

Brazil — 0.6%
AMBEV SA	150,200	1,063,327
America Latina Logistica SA	8,700	31,456
Anhanguera Educacional Participacoes SA	21,900	157,385
Banco Bradesco SA	18,500	263,920
Banco do Brasil SA	27,700	281,538
Banco Santander Brasil SA	36,200	243,348
BB Seguridade Participacoes SA	25,700	326,943
BM&FBovespa SA	43,400	212,709
BR Malls Participacoes SA	9,400	77,666
BRF SA	11,800	253,929
CCR SA	22,300	174,892
Centrais Eletricas Brasileiras SA	27,300	80,305
CETIP SA - Mercados Organizados	9,400	121,596
Cia de Saneamento Basico do Estado de Sao Paulo	7,200	69,998
Cia de Saneamento de Minas Gerais-COPASA	4,900	84,558
Cia Hering	8,300	80,581
Cia Siderurgica Nacional SA	11,900	45,628

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Brazil (continued)
Cielo SA	25,700	$459,211
CPFL Energia SA	1,900	15,435
Cyrela Brazil Realty SA Empreendimentos e Participacoes	23,300	137,493
EcoRodovias Infraestrutura e Logistica SA	15,900	103,052
Embraer SA†	23,400	212,974
Estacio Participacoes SA	14,300	171,641
Fibria Celulose SA†	1,900	17,937
JBS SA	29,200	97,755
Kroton Educacional SA†	4,600	116,771
Localiza Rent a Car SA	1,100	17,431
Lojas Americanas SA	13,750	69,661
MRV Engenharia e Participacoes SA	8,900	27,292
Petroleo Brasileiro SA	114,500	804,459
Qualicorp SA†	2,300	24,229
Souza Cruz SA	15,500	158,785
Tim Participacoes SA	16,600	90,102
Ultrapar Participacoes SA	6,400	153,837
Vale SA	42,100	533,696

		6,781,540

Cayman Islands — 0.4%
ANTA Sports Products, Ltd.	486,000	714,618
ASM Pacific Technology, Ltd.#	18,900	211,721
Biostime International Holdings, Ltd.	102,000	691,363
HKT Trust and HKT, Ltd.#	12,086	12,970
MGM China Holdings, Ltd.	73,200	254,450
Sands China, Ltd.	186,400	1,359,601
Tencent Holdings, Ltd.	97,000	1,361,237
Wynn Macau, Ltd.#	120,000	498,391

		5,104,351

China — 1.4%
Agricultural Bank of China, Ltd., Class H	675,000	300,370
Air China, Ltd., Class H	138,000	78,497
Anhui Conch Cement Co., Ltd., Class H	229,500	822,925
Bank of China, Ltd., Class H	1,855,000	885,276
Bank of Communications Co., Ltd., Class H	632,000	423,890
Beijing Capital International Airport Co., Ltd., Class H	1,056,000	724,617
China BlueChemical, Ltd., Class H	1,358,000	726,910
China Construction Bank Corp., Class H	3,094,000	2,266,740
China Merchants Bank Co., Ltd., Class H	167,000	307,594
China Oilfield Services, Ltd., Class H	354,000	871,194
China Petroleum & Chemical Corp., Class H	1,508,000	1,367,381
China Railway Construction Corp., Ltd., Class H	571,500	482,826
China Shenhua Energy Co., Ltd., Class H	275,000	751,972
China Telecom Corp., Ltd., Class H	416,000	209,799
China Vanke Co., Ltd., Class B	341,300	537,068
Chongqing Rural Commercial Bank, Class H	404,000	186,551
CSR Corp., Ltd., Class H	1,040,000	768,636
Dongfeng Motor Group Co., Ltd., Class H	22,000	33,541
Huaneng Power International, Inc.	332,000	349,431
Industrial & Commercial Bank of China, Ltd., Class H	3,181,000	2,059,683
Jiangsu Expressway Co., Ltd., Class H	656,000	786,054
People’s Insurance Co. Group of China, Ltd., Class H	439,000	174,967
Zijin Mining Group Co., Ltd., Class H	3,356,000	770,504

		15,886,426

Colombia — 0.1%
Almacenes Exito SA	13,106	210,602
Cementos Argos SA	2,277	12,956
Ecopetrol SA	23,118	41,777
Grupo Argos SA	24,131	273,342

		538,677

Security Description	Shares	Value (Note 2)

Czech Republic — 0.0%
CEZ AS	7,803	$228,395
Komercni Banka AS	485	111,788
Telefonica Czech Republic AS	7,637	110,670

		450,853

Denmark — 2.2%
AP Moeller - Maersk A/S, Series A	573	1,415,952
AP Moeller - Maersk A/S, Series B	1,597	4,159,302
Carlsberg A/S, Class B	36,095	3,751,072
Coloplast A/S, Class B	4,272	368,272
Danske Bank A/S	136,624	3,840,269
DSV A/S	6,398	213,140
Novo Nordisk A/S	205,658	8,706,730
Novozymes A/S, Class B	8,530	416,899
TDC A/S	237,311	2,303,654
Tryg A/S	852	81,306
William Demant Holding A/S†#	792	71,096

		25,327,692

Egypt — 0.0%
Commercial International Bank Egypt SAE	44,469	220,779
Global Telecom Holding†	74,205	53,861

		274,640

Finland — 0.7%
Elisa Oyj	13,518	402,447
Fortum Oyj#	17,071	416,306
Kone Oyj, Class B#	17,226	709,145
Metso Oyj#	4,833	187,893
Neste Oil Oyj#	107,457	2,200,130
Nokia Oyj†#	139,302	1,125,095
Nokian Renkaat Oyj#	3,997	169,340
Orion Oyj, Class B	14,999	472,709
Sampo Oyj, Class A	17,439	879,087
Stora Enso Oyj, Class R	21,718	222,481
UPM-Kymmene Oyj#	25,403	447,049
Wartsila Oyj Abp	6,438	347,352

		7,579,034

France — 8.7%
Accor SA	22,350	1,182,553
Aeroports de Paris	22,599	2,941,956
Air Liquide SA#	21,207	3,088,854
Alcatel-Lucent†#	138,541	564,857
Alstom SA	54,012	2,135,167
Arkema SA	28,438	2,907,782
AtoS#	8,911	800,489
AXA SA#	239,283	5,907,095
BNP Paribas SA#	119,721	8,383,465
Bouygues SA#	26,537	1,231,903
Bureau Veritas SA#	7,908	238,449
Cap Gemini SA	5,255	382,093
Carrefour SA#	128,141	4,658,593
Casino Guichard Perrachon SA	22,698	2,922,666
CGG SA†	15,266	206,018
Christian Dior SA	19,581	4,097,197
Cie de St-Gobain	15,555	886,213
Cie Generale des Etablissements Michelin#	10,242	1,262,109
CNP Assurances	25,921	558,987
Credit Agricole SA#	38,071	593,955
Danone SA#	27,561	2,052,437
Dassault Systemes#	2,433	308,571
Edenred#	15,251	478,052
Electricite de France SA#	61,928	2,174,164
Essilor International SA	7,523	790,249
Eurazeo SA	3,114	268,699

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
France (continued)
Eutelsat Communications SA	5,205	$182,240
Fonciere Des Regions	1,132	113,293
GDF Suez#	191,635	5,351,240
Gecina SA	751	107,184
Groupe Eurotunnel SA#	21,708	287,035
ICADE	6,897	690,457
Iliad SA	891	284,816
Imerys SA	1,884	157,866
JCDecaux SA#	2,182	86,942
Kering	2,820	623,126
Klepierre	3,482	169,046
L’Oreal SA	9,032	1,575,932
Lafarge SA	6,940	599,497
Lagardere SCA	3,806	132,635
Legrand SA#	10,129	641,144
LVMH Moet Hennessy Louis Vuitton SA	9,451	1,880,293
Natixis	59,851	407,929
Orange SA#	159,431	2,665,532
Pernod Ricard SA	7,903	969,029
Publicis Groupe SA#	44,501	3,838,662
Remy Cointreau SA#	918	85,093
Renault SA	7,180	675,919
Rexel SA#	9,764	233,321
Safran SA#	9,914	672,808
Sanofi	58,112	6,213,654
Schneider Electric SA	19,824	1,866,755
Schneider Electric SA†	653	60,903
SCOR SE	5,762	201,153
Societe BIC SA#	1,007	131,586
Societe Generale SA#	90,644	5,222,321
Sodexo	3,615	388,507
Suez Environnement Co.#	11,315	227,350
Technip SA	3,827	410,978
Thales SA#	10,318	617,593
Total SA	114,973	8,068,226
Unibail-Rodamco SE	3,607	1,008,452
Valeo SA#	2,839	381,193
Vallourec SA#	4,149	225,663
Veolia Environnement SA#	14,304	273,369
Vinci SA	17,794	1,317,095
Vivendi SA	82,806	2,171,753
Wendel SA	1,243	187,739
Zodiac Aerospace	5,875	208,862

		102,636,764

Germany — 8.1%
Adidas AG	15,569	1,671,090
Allianz SE	44,703	7,580,549
Axel Springer SE#	3,595	231,550
BASF SE†	52,545	6,050,309
Bayer AG	82,191	11,887,302
Bayerische Motoren Werke AG	53,038	6,657,992
Beiersdorf AG	4,840	488,754
Brenntag AG	1,922	359,067
Celesio AG	1,819	64,692
Commerzbank AG†	36,953	586,588
Continental AG	13,630	3,222,655
Daimler AG	77,221	7,336,887
Deutsche Bank AG#	37,971	1,538,053
Deutsche Boerse AG	45,415	3,466,818
Deutsche Lufthansa AG	9,441	249,025
Deutsche Post AG	85,950	3,187,998
Deutsche Telekom AG	417,762	7,018,746
Deutsche Wohnen AG (BR)	11,122	246,669
E.ON SE	255,500	4,975,249

Security Description	Shares	Value (Note 2)

Germany (continued)
Fraport AG Frankfurt Airport Services Worldwide#	1,545	$118,529
Fresenius Medical Care AG & Co. KGaA	7,817	517,869
Fresenius SE & Co. KGaA	25,660	3,828,389
GEA Group AG	6,925	297,873
Hannover Rueck SE	2,000	177,864
HeidelbergCement AG	5,349	460,676
Henkel AG & Co. KGaA	4,944	501,345
Hochtief AG	2,777	252,680
Hugo Boss AG#	1,069	151,914
Infineon Technologies AG#	41,146	510,346
K+S AG	12,127	421,538
Kabel Deutschland Holding AG	830	118,120
LANXESS AG#	3,243	230,583
Linde AG#	6,860	1,433,073
MAN SE	1,261	157,506
Merck KGaA	21,834	3,750,140
Metro AG†	8,196	342,098
Muenchener Rueckversicherungs AG	19,196	4,254,759
OSRAM Licht AG†	3,034	153,955
ProSiebenSat.1 Media AG	8,331	379,133
RWE AG	25,550	1,025,699
SAP AG#	35,107	2,687,599
Siemens AG	34,475	4,580,093
Sky Deutschland AG†	16,268	151,771
Suedzucker AG#	6,887	139,881
Telefonica Deutschland Holding AG	10,075	78,227
ThyssenKrupp AG†	16,870	506,609
United Internet AG	4,097	189,353
Volkswagen AG	1,046	275,546

		94,513,161

Greece — 0.1%
Alpha Bank AE†	122,817	115,518
Folli Follie SA†	1,711	67,172
Hellenic Telecommunications Organization SA†	10,405	149,069
JUMBO SA†	1,243	18,537
National Bank of Greece SA†	7,803	27,868
OPAP SA	6,888	116,992
Piraeus Bank SA†	57,023	139,915
Public Power Corp. SA	4,511	67,641
Titan Cement Co. SA†	374	11,323

		714,035

Guernsey — 0.0%
Friends Life Group, Ltd.	50,347	264,399

Hong Kong — 2.4%
AIA Group, Ltd.	927,000	4,645,193
Bank of East Asia, Ltd.	109,600	446,008
BOC Hong Kong Holdings, Ltd.	285,500	856,174
Cathay Pacific Airways, Ltd.	91,000	165,733
Cheung Kong Holdings, Ltd.	107,000	1,911,466
China Mobile, Ltd.	102,000	997,246
China Resources Power Holdings Co., Ltd.	342,000	897,684
China Taiping Insurance Holdings Co., Ltd.†	73,600	127,968
CLP Holdings, Ltd.#	137,000	1,127,390
CNOOC, Ltd.	99,000	169,321
Galaxy Entertainment Group, Ltd.	163,000	1,304,555
Guangdong Investment, Ltd.	698,000	770,659
Hang Lung Properties, Ltd.	173,000	550,042
Hang Seng Bank, Ltd.	58,900	970,151
Henderson Land Development Co., Ltd.#	82,000	533,062
Hong Kong & China Gas Co., Ltd.	445,000	1,074,481
Hong Kong Exchanges and Clearing, Ltd.	85,200	1,589,062
Hopewell Holdings, Ltd.#	44,000	153,232
Hutchison Whampoa, Ltd.	165,000	2,209,095

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Hong Kong (continued)
Hysan Development Co., Ltd.	49,000	$243,643
Link REIT	178,000	947,059
MTR Corp., Ltd.	115,500	435,753
New World Development Co., Ltd.	293,000	335,216
PCCW, Ltd.	278,000	151,318
Power Assets Holdings, Ltd.	107,500	934,547
Shougang Fushan Resources Group, Ltd.	1,848,000	452,886
Sino Land Co., Ltd.	232,000	358,491
SJM Holdings, Ltd.	149,000	425,690
Sun Hung Kai Properties, Ltd.	123,000	1,681,682
Swire Pacific, Ltd., Class A	52,000	618,397
Swire Properties, Ltd.	90,600	281,630
Wharf Holdings, Ltd.	117,000	830,007
Wheelock & Co., Ltd.	70,000	283,053

		28,477,894

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	816	47,042
OTP Bank PLC	6,889	150,516
Richter Gedeon Nyrt	223	4,186

		201,744

India — 0.6%
Bajaj Auto, Ltd.	1,597	52,568
Bharat Heavy Electricals, Ltd.	35,995	147,020
Bharat Petroleum Corp., Ltd.	29,582	259,800
Cairn India, Ltd.	62,433	358,284
Cipla, Ltd.	117,976	765,876
Coal India, Ltd.	136,759	857,723
Dabur India, Ltd.	13,916	43,910
Divi’s Laboratories, Ltd.	33,476	719,488
Dr Reddy’s Laboratories, Ltd.	18,331	761,610
HCL Technologies, Ltd.	37,979	916,921
Idea Cellular, Ltd.	308,679	720,895
Infosys, Ltd.	535	26,646
Oil & Natural Gas Corp., Ltd.	132,101	849,524

		6,480,265

Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT	1,003,500	410,425
Indocement Tunggal Prakarsa Tbk PT	342,800	665,047
Telekomunikasi Indonesia Persero Tbk PT	809,200	178,475
Tower Bersama Infrastructure Tbk PT	547,600	359,985

		1,613,932

Ireland — 0.2%
Bank of Ireland†	892,041	339,260
CRH PLC (ISE)	747	20,497
CRH PLC (LSE)	26,652	729,520
James Hardie Industries PLC CDI	34,041	453,978
Kerry Group PLC, Class A (ISE)	5,579	424,740
Kerry Group PLC, Class A (LSE)	1,930	144,699

		2,112,694

Isle of Man — 0.0%
Genting Singapore PLC	476,000	510,420

Israel — 0.5%
Bank Hapoalim BM	81,320	474,009
Bank Leumi Le-Israel BM†	96,539	381,537
Bezeq The Israeli Telecommunication Corp., Ltd.	147,284	264,124
Delek Group, Ltd.	316	133,893
Israel Chemicals, Ltd.	34,331	301,899
Israel Corp., Ltd.†	208	121,062
Mizrahi Tefahot Bank, Ltd.	9,724	131,863
NICE Systems, Ltd.	4,480	174,091
Teva Pharmaceutical Industries, Ltd.	65,666	3,290,813

		5,273,291

Security Description	Shares	Value (Note 2)

Italy — 2.6%
Assicurazioni Generali SpA#	179,727	$4,069,365
Atlantia SpA#	21,174	588,235
Banca Monte dei Paschi di Siena SpA†#	1,905	64,557
Enel Green Power SpA#	61,585	172,768
Enel SpA	944,565	5,346,048
Eni SpA#	230,300	5,867,416
Exor SpA	3,932	168,837
Fiat SpA†	96,668	1,010,040
Finmeccanica SpA†	16,449	134,983
Intesa Sanpaolo SpA#	1,612,872	5,404,125
Luxottica Group SpA#	6,400	365,542
Mediobanca SpA†	18,731	187,669
Pirelli & C. SpA	8,133	137,140
Prysmian SpA	8,178	189,848
Saipem SpA†	10,333	269,313
Snam SpA	221,895	1,302,462
Telecom Italia SpA†#	2,505,632	3,111,568
Telecom Italia SpA RSP	240,506	229,656
Terna Rete Elettrica Nazionale SpA	54,556	289,589
UniCredit SpA	161,811	1,410,562
Unione di Banche Italiane SCpA	57,052	525,339
UnipolSai SpA	34,034	117,097

		30,962,159

Japan — 17.3%
ABC-Mart, Inc.	5,900	301,375
ACOM Co., Ltd.†#	71,800	273,658
Advantest Corp.	5,300	59,924
Aeon Co., Ltd.	140,100	1,688,632
AEON Financial Service Co., Ltd.	3,800	95,448
Aeon Mall Co., Ltd.	16,300	409,582
Air Water, Inc.	5,000	77,210
Aisin Seiki Co., Ltd.	24,700	896,528
Ajinomoto Co., Inc.#	21,000	327,996
Alfresa Holdings Corp.#	20,500	1,238,458
Amada Co., Ltd.	22,000	207,898
ANA Holdings, Inc.#	560,000	1,221,218
Aozora Bank, Ltd.	139,000	426,012
Asahi Glass Co., Ltd.	265,000	1,473,379
Asahi Group Holdings, Ltd.	13,500	380,467
Asahi Kasei Corp.	243,000	1,814,145
Asics Corp.	5,300	114,122
Astellas Pharma, Inc.	76,400	978,640
Bank of Kyoto, Ltd.#	157,000	1,301,650
Bank of Yokohama, Ltd.	295,000	1,643,075
Benesse Holdings, Inc.	29,400	1,231,739
Bridgestone Corp.	82,100	2,964,633
Brother Industries, Ltd.	8,400	132,931
Calbee, Inc.	21,400	602,479
Canon, Inc.	121,300	3,977,401
Casio Computer Co., Ltd.	7,900	105,152
Central Japan Railway Co.	19,900	2,635,088
Chiba Bank, Ltd.	26,000	168,821
Chiyoda Corp.	43,000	508,143
Chubu Electric Power Co., Inc.†	73,300	880,608
Chugai Pharmaceutical Co., Ltd.	7,800	208,562
Chugoku Bank, Ltd.	90,900	1,288,494
Chugoku Electric Power Co., Inc.#	10,400	138,122
Citizen Holdings Co., Ltd.	9,500	72,790
Coca-Cola West Co., Ltd.	16,100	268,544
Credit Saison Co., Ltd.	58,900	1,059,390
Dai Nippon Printing Co., Ltd.	156,000	1,563,065
Dai-ichi Life Insurance Co., Ltd.	139,200	2,062,020
Daicel Corp.	10,000	91,061
Daido Steel Co., Ltd.#	10,000	49,116

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Daihatsu Motor Co., Ltd.#	72,000	$1,241,257
Daiichi Sankyo Co., Ltd.	41,800	707,890
Daikin Industries, Ltd.	8,200	488,536
Dainippon Sumitomo Pharma Co., Ltd.	76,300	834,953
Daito Trust Construction Co., Ltd.	16,300	1,765,300
Daiwa House Industry Co., Ltd.	104,000	1,946,169
Daiwa Securities Group, Inc.	249,000	2,008,143
Dena Co., Ltd.#	25,900	338,125
Denso Corp.	32,400	1,484,098
Dentsu, Inc.	7,600	299,745
Don Quijote Holdings Co., Ltd.	1,900	111,984
East Japan Railway Co.	25,500	1,945,064
Eisai Co., Ltd.	37,900	1,550,624
Electric Power Development Co., Ltd.	4,100	121,631
FamilyMart Co., Ltd.#	28,300	1,212,063
FANUC Corp.	14,400	2,449,980
Fast Retailing Co., Ltd.	1,900	626,925
Fuji Electric Co., Ltd.	240,000	1,053,831
Fuji Heavy Industries, Ltd.	20,600	545,354
FUJIFILM Holdings Corp.	75,300	1,943,894
Fujitsu, Ltd.	145,000	981,385
Fukuoka Financial Group, Inc.	27,000	116,965
Gree, Inc.#	3,400	31,028
GungHo Online Entertainment, Inc.#	150,000	988,703
Gunma Bank, Ltd.	14,000	73,301
Hachijuni Bank, Ltd.	15,000	82,220
Hakuhodo DY Holdings, Inc.	7,500	67,854
Hamamatsu Photonics KK	2,500	120,580
Hankyu Hanshin Holdings, Inc.	280,000	1,554,027
Hino Motors, Ltd.	95,900	1,206,757
Hirose Electric Co., Ltd.	1,000	143,124
Hiroshima Bank, Ltd.	18,000	80,806
Hisamitsu Pharmaceutical Co., Inc.	29,600	1,200,864
Hitachi Chemical Co., Ltd.	3,600	55,839
Hitachi Construction Machinery Co., Ltd.#	10,200	188,570
Hitachi High-Technologies Corp.	2,100	47,446
Hitachi Metals, Ltd.	91,000	1,287,230
Hitachi, Ltd.	360,000	2,418,861
Hokkaido Electric Power Co., Inc.†	6,500	47,696
Hokuhoku Financial Group, Inc.	280,000	552,849
Hokuriku Electric Power Co.	5,900	75,807
Honda Motor Co., Ltd.	158,400	5,544,000
Hoya Corp.	15,200	470,483
Hulic Co., Ltd.	8,900	116,364
Ibiden Co., Ltd.	4,100	74,871
Idemitsu Kosan Co., Ltd.	2,900	60,194
IHI Corp.	254,000	1,065,403
Iida Group Holdings Co., Ltd.	4,600	69,226
Inpex Corp.	143,800	2,073,658
Isetan Mitsukoshi Holdings, Ltd.	12,500	163,433
Isuzu Motors, Ltd.	241,000	1,470,147
ITOCHU Corp.	203,200	2,401,273
ITOCHU Techno-Solutions Corp.	800	32,927
Iyo Bank, Ltd.	9,000	84,430
J. Front Retailing Co., Ltd.	52,000	373,399
Japan Airlines Co., Ltd.	4,600	239,941
Japan Exchange Group, Inc.	8,600	205,538
Japan Petroleum Exploration Co.	1,000	41,503
Japan Prime Realty Investment Corp.	23	82,579
Japan Real Estate Investment Corp.	38	222,102
Japan Retail Fund Investment Corp.	384	844,574
Japan Steel Works, Ltd.	11,000	43,222
Japan Tobacco, Inc.#	53,000	1,793,045
JFE Holdings, Inc.	72,500	1,375,221
JGC Corp.	7,000	201,061

Security Description	Shares	Value (Note 2)

Japan (continued)
Joyo Bank, Ltd.	24,000	$117,878
JSR Corp.	6,300	105,763
JTEKT Corp.	7,400	112,745
JX Holdings, Inc.	79,400	413,379
Kajima Corp.#	198,000	820,786
Kakaku.com, Inc.†	5,000	87,475
Kamigumi Co., Ltd.	8,000	72,063
Kaneka Corp.	9,000	56,139
Kansai Electric Power Co., Inc.†#	24,800	228,754
Kansai Paint Co., Ltd.	8,000	125,737
Kao Corp.	67,400	2,663,558
Kawasaki Heavy Industries, Ltd.	163,000	613,251
KDDI Corp.	22,800	1,355,682
Keikyu Corp.#	17,000	136,434
Keio Corp.	21,000	152,033
Keisei Electric Railway Co., Ltd.	9,000	83,193
Keyence Corp.	1,600	621,532
Kikkoman Corp.#	5,000	100,442
Kinden Corp.	4,000	34,342
Kintetsu Corp.#	63,000	220,933
Kirin Holdings Co., Ltd.	145,100	2,051,070
Kobe Steel, Ltd.	107,000	148,202
Koito Manufacturing Co., Ltd.	12,400	294,287
Komatsu, Ltd.	91,200	1,986,153
Konami Corp.#	3,600	81,442
Konica Minolta, Inc.	16,600	142,845
Kubota Corp.	37,000	505,206
Kuraray Co., Ltd.	25,700	308,249
Kurita Water Industries, Ltd.	3,800	82,420
Kyocera Corp.	42,000	1,867,721
Kyowa Hakko Kirin Co., Ltd.	8,000	96,896
Kyushu Electric Power Co., Inc.†#	15,100	166,130
Lawson, Inc.	6,400	459,568
LIXIL Group Corp.#	9,400	243,310
M3, Inc.†#	4,800	74,593
Mabuchi Motor Co., Ltd.	800	59,253
Makita Corp.	3,900	212,623
Marubeni Corp.	284,000	1,936,110
Marui Group Co., Ltd.	85,000	802,407
Maruichi Steel Tube, Ltd.	1,600	39,293
Mazda Motor Corp.#	95,000	410,609
McDonald’s Holdings Co. Japan, Ltd.#	2,100	59,369
Medipal Holdings Corp.	4,600	64,617
MEIJI Holdings Co., Ltd.	2,100	132,230
Miraca Holdings, Inc.	3,000	141,012
Mitsubishi Chemical Holdings Corp.	48,100	198,920
Mitsubishi Corp.	52,500	1,036,076
Mitsubishi Electric Corp.	69,000	800,481
Mitsubishi Estate Co., Ltd.	52,000	1,262,200
Mitsubishi Gas Chemical Co., Inc.	14,000	81,827
Mitsubishi Heavy Industries, Ltd.	421,000	2,452,387
Mitsubishi Logistics Corp.	4,000	57,525
Mitsubishi Materials Corp.	143,000	436,866
Mitsubishi Motors Corp.	22,300	226,943
Mitsubishi Tanabe Pharma Corp.	7,600	110,491
Mitsubishi UFJ Financial Group, Inc.	851,500	4,792,824
Mitsubishi UFJ Lease & Finance Co., Ltd.	30,100	162,327
Mitsui & Co., Ltd.	64,200	972,460
Mitsui Chemicals, Inc.#	29,000	72,073
Mitsui Fudosan Co., Ltd.	29,000	917,574
Mitsui OSK Lines, Ltd.	37,000	132,662
Mizuho Financial Group, Inc.#	1,680,900	3,269,334
MS&AD Insurance Group Holdings, Inc.	18,100	428,497
Murata Manufacturing Co., Ltd.	15,200	1,287,521
Nabtesco Corp.	10,400	225,572

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Namco Bandai Holdings, Inc.	6,200	$135,084
NEC Corp.	444,000	1,369,509
Nexon Co., Ltd.	97,100	851,771
NGK Insulators, Ltd.	9,000	186,542
NGK Spark Plug Co., Ltd.	6,000	165,147
NHK Spring Co., Ltd.	5,800	53,784
Nidec Corp.	7,100	412,818
Nikon Corp.#	12,100	191,603
Nintendo Co., Ltd.	3,700	427,790
Nippon Building Fund, Inc.	46	269,312
Nippon Electric Glass Co., Ltd.	163,000	815,000
Nippon Express Co., Ltd.	27,000	132,348
Nippon Meat Packers, Inc.	6,000	116,699
Nippon Paint Co., Ltd.	5,000	79,715
Nippon Prologis REIT, Inc.	42	91,921
Nippon Steel & Sumitomo Metal Corp.	268,000	755,560
Nippon Telegraph & Telephone Corp.	21,100	1,252,320
Nippon Yusen KK	139,000	409,627
Nishi-Nippon City Bank, Ltd.	24,000	51,395
Nissan Motor Co., Ltd.	88,000	794,420
Nisshin Seifun Group, Inc.	6,800	78,955
Nissin Foods Holdings Co., Ltd.	2,100	102,112
Nitori Holdings Co., Ltd.	10,100	495,575
Nitto Denko Corp.	35,800	1,650,739
NKSJ Holdings, Inc.	11,800	327,804
NOK Corp.	3,500	64,327
Nomura Holdings, Inc.	128,100	841,836
Nomura Real Estate Holdings, Inc.	54,800	1,053,473
Nomura Research Institute, Ltd.	3,500	117,412
NSK, Ltd.	17,000	205,403
NTT Data Corp.	4,400	159,921
NTT DOCOMO, Inc.	138,800	2,304,244
NTT Urban Development Corp.	3,300	33,065
Obayashi Corp.#	23,000	154,086
Odakyu Electric Railway Co., Ltd.#	22,000	197,741
Oji Holdings Corp.	60,000	252,849
Olympus Corp.†	8,400	270,236
Omron Corp.	7,200	270,177
Ono Pharmaceutical Co., Ltd.	2,900	222,200
Oracle Corp. Japan	1,400	63,124
Oriental Land Co., Ltd.	1,700	283,055
ORIX Corp.	50,600	802,244
Osaka Gas Co., Ltd.	322,000	1,281,041
Otsuka Corp.	500	68,418
Otsuka Holdings Co., Ltd.	12,700	358,419
Panasonic Corp.	218,600	2,347,051
Park24 Co., Ltd.	3,400	64,293
Rakuten, Inc.	25,500	330,398
Resona Holdings, Inc.	85,500	446,817
Ricoh Co., Ltd.	23,700	289,848
Rinnai Corp.	1,100	96,385
Rohm Co., Ltd.	27,700	1,578,193
Sankyo Co., Ltd.	1,800	66,925
Sanrio Co., Ltd.#	1,800	48,483
Santen Pharmaceutical Co., Ltd.	2,500	134,578
SBI Holdings, Inc.	7,100	80,834
Secom Co., Ltd.	7,400	450,397
Sega Sammy Holdings, Inc.	6,500	124,764
Seiko Epson Corp.	4,600	159,735
Sekisui Chemical Co., Ltd.	70,000	757,073
Sekisui House, Ltd.	80,700	1,061,467
Seven & I Holdings Co., Ltd.	30,700	1,226,794
Seven Bank, Ltd.	19,200	71,293
Sharp Corp.†#	54,000	152,770
Shikoku Electric Power Co., Inc.†	6,300	81,071

Security Description	Shares	Value (Note 2)

Japan (continued)
Shimadzu Corp.	8,000	$68,448
Shimamura Co., Ltd.	1,300	125,530
Shimano, Inc.	2,700	278,487
Shimizu Corp.	21,000	139,037
Shin-Etsu Chemical Co., Ltd.	29,100	1,729,135
Shinsei Bank, Ltd.#	57,000	118,703
Shionogi & Co., Ltd.	75,000	1,502,210
Shiseido Co., Ltd.#	12,600	211,774
Shizuoka Bank, Ltd.	20,000	187,623
Showa Denko KK#	113,000	144,303
Showa Shell Sekiyu KK	6,800	73,344
SMC Corp.	1,900	496,464
SoftBank Corp.	88,200	6,363,743
Sojitz Corp.	43,800	69,701
Sony Corp.#	36,700	586,551
Sony Financial Holdings, Inc.#	6,300	103,783
Stanley Electric Co., Ltd.	5,100	121,138
Sumco Corp.#	3,900	30,495
Sumitomo Chemical Co., Ltd.	53,000	196,277
Sumitomo Corp.#	95,800	1,253,493
Sumitomo Electric Industries, Ltd.	26,700	358,798
Sumitomo Heavy Industries, Ltd.	20,000	88,802
Sumitomo Metal Mining Co., Ltd.	19,000	287,240
Sumitomo Mitsui Financial Group, Inc.	72,700	2,931,567
Sumitomo Mitsui Trust Holdings, Inc.	356,000	1,437,289
Sumitomo Realty & Development Co., Ltd.	12,000	515,010
Sumitomo Rubber Industries, Ltd.	6,100	90,421
Suntory Beverage & Food, Ltd.	4,800	183,183
Suruga Bank, Ltd.	6,000	103,261
Suzuken Co., Ltd.	2,400	84,872
Suzuki Motor Corp.	67,400	2,002,800
Sysmex Corp.	5,000	175,344
T&D Holdings, Inc.	20,700	269,425
Taiheiyo Cement Corp.#	147,000	554,499
Taisei Corp.	32,000	164,715
Taisho Pharmaceutical Holdings Co., Ltd.	1,100	79,312
Taiyo Nippon Sanso Corp.#	8,000	70,020
Takashimaya Co., Ltd.#	9,000	88,320
Takeda Pharmaceutical Co., Ltd.	38,200	1,728,756
TDK Corp.	4,300	183,531
Teijin, Ltd.	83,000	188,340
Terumo Corp.	10,800	228,943
THK Co., Ltd.	4,100	90,256
Tobu Railway Co., Ltd.	35,000	173,969
Toho Co., Ltd.	3,900	83,670
Toho Gas Co., Ltd.#	15,000	75,147
Tohoku Electric Power Co., Inc.	15,800	167,778
Tokio Marine Holdings, Inc.	81,900	2,587,332
Tokyo Electric Power Co., Inc.†	103,700	420,708
Tokyo Electron, Ltd.	6,000	360,295
Tokyo Gas Co., Ltd.	83,000	469,627
Tokyo Tatemono Co., Ltd.	14,000	127,485
Tokyu Corp.	39,000	265,874
Tokyu Fudosan Holdings Corp.	17,700	139,270
TonenGeneral Sekiyu KK	9,000	86,287
Toppan Printing Co., Ltd.	20,000	148,134
Toray Industries, Inc.	52,000	331,002
Toshiba Corp.	142,000	581,670
TOTO, Ltd.	9,000	113,782
Toyo Seikan Group Holdings, Ltd.	5,700	83,876
Toyo Suisan Kaisha, Ltd.	15,000	456,041
Toyoda Gosei Co., Ltd.	2,400	47,623
Toyota Boshoku Corp.#	2,600	28,912
Toyota Industries Corp.	5,700	264,843
Toyota Motor Corp.	194,100	10,984,382

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Toyota Tsusho Corp.	7,600	$201,198
Trend Micro, Inc.	3,700	114,489
Tsumura & Co.	2,100	47,219
Ube Industries, Ltd.	81,000	132,878
Unicharm Corp.#	3,900	236,145
United Urban Investment Corp.	71	113,614
USS Co., Ltd.	7,700	126,014
West Japan Railway Co.	5,700	242,278
Yahoo Japan Corp.	50,600	233,118
Yakult Honsha Co., Ltd.#	3,100	155,305
Yamada Denki Co., Ltd.#	32,700	120,457
Yamaguchi Financial Group, Inc.	7,000	66,631
Yamaha Corp.	5,500	85,634
Yamaha Motor Co., Ltd.	9,900	155,599
Yamato Holdings Co., Ltd.	12,900	274,473
Yamato Kogyo Co., Ltd.	1,500	42,407
Yamazaki Baking Co., Ltd.#	3,000	35,393
Yaskawa Electric Corp.	7,300	89,421
Yokogawa Electric Corp.	7,600	91,006
Yokohama Rubber Co., Ltd.	7,000	61,886

		203,513,747

Jersey — 0.8%
Experian PLC	37,068	644,323
Glencore PLC	433,271	2,348,324
Petrofac, Ltd.	15,372	325,173
Randgold Resources, Ltd.#	4,198	306,588
Shire PLC	68,369	3,912,445
Wolseley PLC	9,846	548,753
WPP PLC	51,154	1,103,529

		9,189,135

Luxembourg — 0.2%
ArcelorMittal	36,810	561,989
Kernel Holding SA†	1,372	12,662
Millicom International Cellular SA SDR	2,596	239,738
RTL Group SA	1,504	175,290
SES SA FDR	11,598	421,331
Subsea 7 SA	9,711	194,126
Tenaris SA	17,948	401,729

		2,006,865

Malaysia — 0.5%
AMMB Holdings Bhd	238,000	543,704
Astro Malaysia Holdings Bhd	726,900	769,206
Berjaya Sports Toto Bhd	610,781	726,170
British American Tobacco Malaysia Bhd	41,100	804,603
DiGi.Com Bhd	114,600	193,319
Malayan Banking Bhd	143,800	442,186
Maxis Bhd	372,600	761,899
Petronas Dagangan Bhd	14,200	111,549
Petronas Gas Bhd	112,000	854,031
Public Bank Bhd	86,400	580,840

		5,787,507

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	558,000	255,800

Mexico — 0.5%
Alfa SAB de CV, Class A	135,900	381,279
America Movil SAB de CV, Series L	1,179,800	1,140,661
Arca Continental SAB de CV	7,600	49,283
Cemex SAB de CV CPO†	382,088	492,748
Coca-Cola Femsa SAB de CV, Series L	23,500	271,402
Compartamos SAB de CV	73,600	130,753
Controladora Comercial Mexicana SAB de CV	29,500	114,063

Security Description	Shares	Value (Note 2)

Mexico (continued)
Fomento Economico Mexicano SAB de CV	64,600	$613,415
Genomma Lab Internacional SAB de CV, Class B†	44,900	114,900
Grupo Aeroportuario del Pacifico SAB de CV, Class B	24,300	150,452
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,100	155,536
Grupo Bimbo SAB de CV, Class A	32,100	92,931
Grupo Carso SAB de CV, Class A1	36,800	191,635
Grupo Financiero Banorte SAB de CV, Class O	45,500	332,283
Grupo Financiero Inbursa SAB de CV, Class O	104,700	285,845
Grupo Financiero Santander Mexico SAB de CV, Class B	43,800	117,468
Grupo Mexico SAB de CV, Class B	66,000	217,151
Grupo Televisa SAB CPO	70,500	476,251
Industrias Penoles SAB de CV	4,115	99,437
Kimberly-Clark de Mexico SAB de CV, Class A	32,500	87,693
Promotora y Operadora de Infraestructura SAB de CV†	6,800	94,977
Wal-Mart de Mexico SAB de CV, Series V	65,200	165,884

		5,776,047

Netherlands — 3.7%
Aegon NV	67,532	585,846
Airbus Group NV#	83,712	6,003,433
Akzo Nobel NV#	53,462	4,006,762
ASML Holding NV#	57,778	4,958,735
CNH Industrial NV†#	35,303	386,430
Corio NV	2,744	137,220
Delta Lloyd NV	6,972	169,312
Fugro NV CVA#	15,546	896,931
Gemalto NV#	3,080	334,411
Heineken Holding NV#	63,228	4,172,421
Heineken NV	70,627	4,978,390
ING Groep NV CVA†	169,379	2,372,384
Koninklijke Ahold NV	134,456	2,443,172
Koninklijke Boskalis Westminster NV	3,235	184,241
Koninklijke DSM NV	5,828	420,261
Koninklijke KPN NV†	123,755	457,337
Koninklijke Philips NV	152,739	4,824,137
Koninklijke Vopak NV#	2,683	136,693
OCI†	3,516	134,631
QIAGEN NV†	9,161	210,170
Randstad Holding NV	4,693	273,035
Reed Elsevier NV	26,138	585,223
STMicroelectronics NV†#	24,938	249,518
TNT Express NV	18,162	162,310
Unilever NV CVA	79,557	3,444,312
Wolters Kluwer NV	11,477	343,561
Ziggo NV	5,739	270,562

		43,141,438

New Zealand — 0.1%
Auckland International Airport, Ltd.	75,263	246,691
Contact Energy, Ltd.	28,016	129,654
Fletcher Building, Ltd.	52,145	396,297
Ryman Healthcare, Ltd.	27,903	197,133
Telecom Corp. of New Zealand, Ltd.	141,710	323,696

		1,293,471

Norway — 0.3%
Aker Solutions ASA#	6,913	121,425
DNB ASA	36,514	685,947
Gjensidige Forsikring ASA	6,912	127,651
Norsk Hydro ASA	47,584	258,700
Orkla ASA	30,529	270,159
Statoil ASA#	52,220	1,600,345
Telenor ASA	25,142	595,965
Yara International ASA	7,121	325,203

		3,985,395

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	8,300	$88,727

Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	69,660	86,289
Aboitiz Power Corp.	896,000	737,196
Alliance Global Group, Inc.	1,097,800	743,910
Bank of the Philippine Islands	23,390	45,171
BDO Unibank, Inc.	270,120	545,734
DMCI Holdings, Inc.	222,790	362,788

		2,521,088

Poland — 0.2%
Alior Bank SA†	1,613	44,387
Bank Handlowy w Warszawie SA	2,562	101,122
Bank Millennium SA	56,306	153,109
Bank Pekao SA	4,037	246,828
Bank Zachodni WBK SA	754	90,959
Cyfrowy Polsat SA	16,194	116,253
Enea SA	12,134	63,991
Eurocash SA	1,706	24,460
Grupa Lotos SA†	2,361	28,949
KGHM Polska Miedz SA†	4,226	161,438
mBank	868	141,903
Orange Polska SA	3,611	12,438
PGE SA	29,499	203,696
Polski Koncern Naftowy Orlen SA	10,024	139,360
Powszechna Kasa Oszczednosci Bank Polski SA	9,606	128,546
Powszechny Zaklad Ubezpieczen SA	1,322	194,512
Synthos SA	24,746	35,970

		1,887,921

Portugal — 0.1%
Banco Espirito Santo SA#	104,857	142,221
EDP - Energias de Portugal SA	76,215	360,507
Galp Energia SGPS SA	12,875	228,157
Jeronimo Martins SGPS SA#	10,049	171,708
Portugal Telecom SGPS SA#	25,536	91,758

		994,351

Russia — 0.5%
Federal Grid Co. Unified Energy System JSC†	8,945,961	14,582
Gazprom OAO†	374,328	1,517,880
Lukoil OAO	16,705	943,121
Magnit OJSC GDR	8,143	473,923
MegaFon OAO GDR	2,957	88,799
MMC Norilsk Nickel OJSC	1,318	252,922
Mobile Telesystems OJSC ADR	11,300	208,937
Moscow Exchange MICEX-RTS OAO	75,927	142,438
NOVATEK OAO GDR	1,857	215,412
Rosneft OAO	50,150	327,465
Rostelecom OJSC	16,050	38,192
Sberbank of Russia†	283,049	688,146
Severstal OAO	2,767	23,563
Sistema JSFC GDR	5,998	171,843
Surgutneftegas OAO	64,600	47,624
Tatneft OAO	56,253	330,731
Uralkali OJSC	16,430	73,371

		5,558,949

Singapore — 1.2%
Ascendas Real Estate Investment Trust	157,000	307,917
CapitaCommercial Trust#	158,000	212,884
CapitaLand, Ltd.#	198,000	503,564
CapitaMall Trust	188,000	310,261
CapitaMalls Asia, Ltd.	108,000	202,344
City Developments, Ltd.	32,000	264,307

Security Description	Shares	Value (Note 2)

Singapore (continued)
ComfortDelGro Corp., Ltd.	165,000	$306,505
DBS Group Holdings, Ltd.	133,000	1,791,995
Global Logistic Properties, Ltd.	239,000	529,714
Jardine Cycle & Carriage, Ltd.	8,000	277,956
Keppel Corp., Ltd.	113,000	957,658
Keppel Land, Ltd.	56,000	155,369
Olam International, Ltd.	117,000	218,273
Oversea-Chinese Banking Corp., Ltd.	200,000	1,554,652
Sembcorp Industries, Ltd.	78,000	336,427
Sembcorp Marine, Ltd.#	67,000	220,075
Singapore Airlines, Ltd.	42,000	348,577
Singapore Exchange, Ltd.	66,000	362,545
Singapore Press Holdings, Ltd.#	129,000	421,669
Singapore Technologies Engineering, Ltd.	121,000	373,332
Singapore Telecommunications, Ltd.	621,000	1,930,878
StarHub, Ltd.	53,000	177,469
United Overseas Bank, Ltd.	98,000	1,763,422
UOL Group, Ltd.	36,000	189,428
Wilmar International, Ltd.	148,000	378,761
Yangzijiang Shipbuilding Holdings, Ltd.	155,000	124,810

		14,220,792

South Africa — 0.7%
African Bank Investments, Ltd.	85,410	67,789
African Rainbow Minerals, Ltd.	7,881	138,430
Anglo American Platinum, Ltd.†	1,149	48,963
AngloGold Ashanti, Ltd.†	14,379	224,023
Aspen Pharmacare Holdings, Ltd.	8,101	209,078
Assore, Ltd.	2,763	88,762
Barclays Africa Group, Ltd.	22,967	334,407
Barloworld, Ltd.	16,346	155,590
Bidvest Group, Ltd.	12,770	354,894
Discovery, Ltd.	14,169	122,498
FirstRand, Ltd.	142,612	536,704
Foschini Group, Ltd.	5,680	60,640
Gold Fields, Ltd.	32,640	114,572
Growthpoint Properties, Ltd.	27,749	61,615
Harmony Gold Mining Co., Ltd.†	2,020	5,310
Impala Platinum Holdings, Ltd.	9,567	100,122
Imperial Holdings, Ltd.	9,737	184,444
Investec, Ltd.	10,062	86,344
Kumba Iron Ore, Ltd.	1,005	30,670
Liberty Holdings, Ltd.	6,581	80,525
Life Healthcare Group Holdings, Ltd.	10,114	39,707
Mediclinic International, Ltd.	1,780	14,119
MMI Holdings, Ltd.	60,381	145,881
Mr. Price Group, Ltd.	3,875	62,400
MTN Group, Ltd.	52,811	1,113,050
Naspers, Ltd., Class N	9,939	1,095,675
Nedbank Group, Ltd.	12,179	255,316
Netcare, Ltd.	71,405	192,958
Remgro, Ltd.	4,355	90,235
Reunert, Ltd.	13,601	84,946
Sanlam, Ltd.	87,181	486,913
Sasol, Ltd.	14,082	792,026
Shoprite Holdings, Ltd.	4,947	77,125
SPAR Group, Ltd.	11,263	134,089
Standard Bank Group, Ltd.	40,841	546,615
Steinhoff International Holdings, Ltd.	38,282	193,552
Truworths International, Ltd.	7,638	57,020
Vodacom Group, Ltd.	9,151	110,951
Woolworths Holdings, Ltd.	11,784	83,440

		8,581,398

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
South Korea — 1.3%
AMOREPACIFIC Group	1,287	$865,401
CJ Corp.	2,229	311,343
DGB Financial Group, Inc.	51,400	785,964
Dongbu Insurance Co., Ltd.	14,512	820,763
E-Mart Co., Ltd.	1,019	233,725
Halla Visteon Climate Control Corp.	2,580	120,123
Hana Financial Group, Inc.	14,870	540,025
Hanwha Corp.	6,940	184,350
Hanwha Life Insurance Co., Ltd.	97,520	619,417
Hyundai Marine & Fire Insurance Co., Ltd.	24,960	708,285
Hyundai Mobis	3,601	1,016,554
Hyundai Motor Co.	7,512	1,653,052
KB Financial Group, Inc.	25,870	881,183
Kia Motors Corp.	1,703	98,154
Korea Investment Holdings Co., Ltd.	5,790	219,636
KT&G Corp.	8,130	661,429
Samsung Electronics Co., Ltd.	3,701	5,234,800

		14,954,204

Spain — 3.1%
Abertis Infraestructuras SA	41,989	920,090
ACS Actividades de Construccion y Servicios SA	56,376	2,504,891
Amadeus IT Holding SA, Class A	86,267	3,790,082
Banco Bilbao Vizcaya Argentaria SA	315,665	4,046,529
Banco de Sabadell SA#	484,969	1,602,471
Banco Popular Espanol SA	379,431	2,679,724
Banco Santander SA	633,183	6,494,140
Bankia SA†	217,442	441,942
CaixaBank SA	100,244	609,722
Cemex Latam Holdings SA†	18,151	166,778
Distribuidora Internacional de Alimentacion SA	23,532	217,390
Enagas SA	25,995	765,044
Ferrovial SA#	66,175	1,432,479
Gas Natural SDG SA	109,282	3,149,923
Grifols SA	9,783	530,094
Iberdrola SA	220,178	1,584,416
Inditex SA	8,177	1,187,100
International Consolidated Airlines Group SA†	38,502	255,072
Mapfre SA	57,268	233,882
Red Electrica Corp. SA	4,233	363,177
Repsol SA	32,988	929,255
Telefonica SA	152,752	2,563,236
Zardoya Otis SA#	5,297	95,601

		36,563,038

Sweden — 2.7%
Alfa Laval AB	96,110	2,517,645
Assa Abloy AB, Class B	21,494	1,085,299
Atlas Copco AB, Class A	24,461	717,162
Atlas Copco AB, Class B	14,790	407,764
Boliden AB	10,806	150,173
Electrolux AB, Series B	9,543	239,716
Elekta AB, Series B	84,782	1,095,882
Getinge AB, Class B	7,634	196,212
Hennes & Mauritz AB, Class B	35,867	1,515,718
Hexagon AB, Class B	101,405	3,186,711
Husqvarna AB, Class B	12,691	99,468
Industrivarden AB, Class C	5,424	108,772
Investment AB Kinnevik, Class B	8,228	326,440
Investor AB, Class B	17,030	668,272
Lundin Petroleum AB†	7,671	150,050
Nordea Bank AB	112,813	1,663,874
Sandvik AB	40,907	582,552
Scania AB, Class B	11,455	341,664
Securitas AB, Class B	10,448	120,608

Security Description	Shares	Value (Note 2)

Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A	56,251	$763,659
Skanska AB, Class B	14,319	331,657
SKF AB, Class B	14,916	382,262
Svenska Cellulosa AB SCA, Class B	21,753	605,261
Svenska Handelsbanken AB, Class A	74,984	3,810,828
Swedbank AB, Class A	200,056	5,321,274
Swedish Match AB	7,067	246,901
Tele2 AB, Series B	11,198	132,445
Telefonaktiebolaget LM Ericsson, Class B	213,857	2,679,604
TeliaSonera AB	257,859	1,910,052
Volvo AB, Class B	59,268	861,742

		32,219,667

Switzerland — 7.2%
ABB, Ltd.	133,721	3,176,154
Actelion, Ltd.	29,983	2,979,885
Adecco SA	19,894	1,660,610
Aryzta AG	5,560	518,437
Baloise Holding AG	29,020	3,483,696
Barry Callebaut AG	85	112,289
Cie Financiere Richemont SA	19,420	2,046,094
Coca-Cola HBC AG CDI	120,774	2,777,493
Credit Suisse Group AG	70,855	2,106,265
EMS-Chemie Holding AG	2,136	801,447
Geberit AG	1,367	452,614
Givaudan SA	351	575,397
Holcim, Ltd.	8,486	744,361
Julius Baer Group, Ltd.	8,411	364,054
Kuehne & Nagel International AG	1,889	257,562
Lindt & Spruengli AG	4	237,856
Lindt & Spruengli AG (Participation Certificate)	171	847,457
Lonza Group AG	9,322	1,001,946
Nestle SA	203,381	15,954,791
Novartis AG	137,029	12,287,469
Pargesa Holding SA (BR)	33,464	2,982,052
Partners Group Holding AG	10,451	2,772,929
Roche Holding AG	43,578	12,822,784
Schindler Holding AG	756	115,489
Schindler Holding AG (Participation Certificate)	1,662	256,677
SGS SA	200	501,396
Sika AG (BR)	79	313,089
Sonova Holding AG	7,074	1,079,071
Sulzer AG	957	145,340
Swatch Group AG	1,483	162,708
Swatch Group AG (BR)	1,166	688,142
Swiss Life Holding AG	1,207	290,192
Swiss Prime Site AG	1,902	152,925
Swiss Re AG	39,329	3,498,107
Swisscom AG	881	524,862
Syngenta AG	3,457	1,329,912
Transocean, Ltd.†	13,224	557,756
UBS AG	136,362	2,737,899
Zurich Insurance Group AG	5,543	1,663,209

		84,980,416

Taiwan — 1.3%
Advanced Semiconductor Engineering, Inc.	790,000	1,001,150
Advantech Co., Ltd.	113,000	836,604
Asustek Computer, Inc.	87,000	960,364
Catcher Technology Co., Ltd.	102,000	911,641
Chang Hwa Commercial Bank	1,305,000	792,083
Cheng Shin Rubber Industry Co., Ltd.	207,000	559,170
Cheng Uei Precision Industry Co., Ltd.	38,000	72,742
Chicony Electronics Co., Ltd.	73,000	197,439
China Life Insurance Co., Ltd.	562,000	530,410

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Taiwan (continued)
Chunghwa Telecom Co., Ltd.	76,000	$243,318
CTBC Financial Holding Co., Ltd.	984,000	626,783
Delta Electronics, Inc.	109,000	708,843
Far EasTone Telecommunications Co., Ltd.	380,000	863,017
Feng Hsin Iron & Steel Co.	354,000	508,826
First Financial Holding Co., Ltd.	1,339,000	830,581
Formosa Taffeta Co., Ltd.	354,000	388,998
Fubon Financial Holding Co., Ltd.	607,000	873,490
Hermes Microvision, Inc.	19,000	760,367
Hon Hai Precision Industry Co., Ltd.	464,000	1,429,811
President Chain Store Corp.	4,000	33,083
Taiwan Semiconductor Manufacturing Co., Ltd.	535,000	2,132,114

		15,260,834

Thailand — 0.1%
Advanced Info Service PCL	111,200	775,657
BEC World PCL	190,400	284,179

		1,059,836

Turkey — 0.2%
Akbank TAS	87,868	342,691
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,271	40,938
Arcelik AS	22,854	143,832
BIM Birlesik Magazalar AS	9,632	211,478
Coca-Cola Icecek AS	619	16,424
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	94,841	121,185
Enka Insaat ve Sanayi AS	39,044	108,528
Eregli Demir ve Celik Fabrikalari TAS	115,470	171,768
Haci Omer Sabanci Holding AS	10,016	48,710
KOC Holding AS	11,448	56,492
Koza Altin Isletmeleri AS	6,315	62,927
Tofas Turk Otomobil Fabrikasi AS	2,183	13,531
Turk Hava Yollari	9,480	32,227
Turkcell Iletisim Hizmetleri AS†	13,142	82,396
Turkiye Garanti Bankasi AS	52,622	214,512
Turkiye Halk Bankasi AS	33,048	256,833
Turkiye Is Bankasi, Class C	22,380	63,702

		1,988,174

United Kingdom — 17.2%
3i Group PLC	39,378	285,077
Aberdeen Asset Management PLC	403,472	3,010,208
Admiral Group PLC	29,274	715,427
Aggreko PLC	10,018	279,925
AMEC PLC	175,831	3,560,310
Anglo American PLC	201,352	4,919,149
Antofagasta PLC	267,229	3,531,919
ARM Holdings PLC	87,834	1,354,491
ASOS PLC†	2,041	154,874
Associated British Foods PLC	49,469	2,502,522
AstraZeneca PLC	89,721	6,441,965
Aviva PLC	112,488	988,014
Babcock International Group PLC	172,396	3,508,095
BAE Systems PLC	664,459	4,712,341
Barclays PLC	735,858	3,046,607
BG Group PLC	280,938	5,749,785
BHP Billiton PLC	208,976	6,543,329
BP PLC	1,874,620	15,805,445
British American Tobacco PLC	99,286	5,992,062
British Land Co. PLC	115,976	1,389,952
British Sky Broadcasting Group PLC	306,534	4,534,390
BT Group PLC	995,325	6,623,399
Bunzl PLC	11,723	328,549
Burberry Group PLC	117,493	3,019,115
Capita PLC	25,167	466,987

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Carnival PLC	74,935	$3,045,944
Centrica PLC	191,788	1,078,869
Cobham PLC	42,567	227,538
Compass Group PLC	67,529	1,126,827
Croda International PLC	85,318	3,765,451
Diageo PLC	93,551	3,009,185
Direct Line Insurance Group PLC	42,423	180,120
easyJet PLC†#	25,455	652,815
Fresnillo PLC#	6,310	85,249
G4S PLC	55,958	234,492
GKN PLC	161,199	1,060,811
GlaxoSmithKline PLC	262,470	7,043,629
Hammerson PLC	24,904	247,960
Hargreaves Lansdown PLC	8,102	165,547
HSBC Holdings PLC#	1,812,041	19,110,948
ICAP PLC	21,824	146,179
IMI PLC	10,037	268,679
Imperial Tobacco Group PLC	36,157	1,631,522
Inmarsat PLC	17,849	218,854
InterContinental Hotels Group PLC	9,458	373,350
Intertek Group PLC	6,201	303,300
Intu Properties PLC	25,689	135,639
Investec PLC	21,815	189,230
ITV PLC	180,637	551,369
J Sainsbury PLC#	43,616	253,031
Johnson Matthey PLC	7,396	398,197
Kingfisher PLC	126,168	829,012
Land Securities Group PLC	29,657	530,914
Legal & General Group PLC	1,103,908	4,259,550
Lloyds Banking Group PLC†	2,422,167	3,161,142
London Stock Exchange Group PLC	7,092	232,759
Marks & Spencer Group PLC	403,258	3,036,325
Meggitt PLC	31,587	256,524
Melrose Industries PLC	40,304	189,161
National Grid PLC	139,566	2,082,069
Next PLC	20,609	2,293,773
Old Mutual PLC	182,769	618,841
Pearson PLC	30,400	596,700
Persimmon PLC	27,414	614,828
Prudential PLC	95,251	2,212,084
Reckitt Benckiser Group PLC	24,124	2,062,267
Reed Elsevier PLC	43,293	690,118
Rexam PLC†	31,271	278,593
Rio Tinto PLC	47,793	2,448,980
Rolls-Royce Holdings PLC	118,742	2,069,966
Royal Bank of Scotland Group PLC†	79,930	464,370
Royal Dutch Shell PLC, Class A	235,897	9,272,370
Royal Dutch Shell PLC, Class B	127,358	5,198,172
Royal Mail PLC	24,255	208,160
RSA Insurance Group PLC	28,103	226,016
SABMiller PLC	35,795	1,986,584
Sage Group PLC	40,101	275,456
Schroders PLC	20,310	880,367
Segro PLC	80,785	500,346
Serco Group PLC	19,329	120,396
Severn Trent PLC	8,425	277,920
Smith & Nephew PLC	34,209	599,788
Smiths Group PLC	15,283	338,405
SSE PLC	35,657	929,993
Standard Chartered PLC	90,358	2,033,323
Standard Life PLC	88,290	591,966
Tate & Lyle PLC	311,940	3,620,898
Tesco PLC	301,210	1,532,587
Travis Perkins PLC	9,252	261,003
TUI Travel PLC	14,873	102,288

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Tullow Oil PLC	34,071	$481,435
Unilever PLC	57,852	2,598,835
United Utilities Group PLC	26,453	384,875
Vodafone Group PLC	1,359,925	4,775,562
Weir Group PLC	8,305	364,726
Whitbread PLC	6,922	485,687
William Hill PLC#	32,233	192,127
WM Morrison Supermarkets PLC#	80,236	271,269

		202,407,202

United States — 0.0%
Southern Copper Corp.	2,300	68,356

Total Common Stocks
(cost $968,996,567)		1,130,854,606

EXCHANGE-TRADED FUNDS — 0.4%
United States — 0.4%
iShares MSCI Chile Investable Market Index Fund	38,555	1,807,073
iShares MSCI Emerging Markets Index Fund	62,207	2,646,908

Total Exchange-Traded Funds
(cost $4,820,553)		4,453,981

PREFERRED SECURITIES — 1.7%
Brazil — 0.4%
AES Tiete SA	12,800	97,758
Banco Bradesco SA	69,800	972,396
Banco do Estado do Rio Grande do Sul SA, Class B	16,200	76,795
Bradespar SA	16,600	137,821
Braskem SA, Class A	12,100	79,072
Cia Brasileira de Distribuicao	6,400	290,818
Cia Energetica de Minas Gerais	35,500	246,883
Cia Energetica de Sao Paulo, Class B	11,300	135,582
Cia Paranaense de Energia, Class B	9,100	130,917
Gerdau SA	34,000	202,303
Itau Unibanco Holding SA	75,800	1,180,833
Itausa - Investimentos Itau SA	106,370	405,481
Metalurgica Gerdau SA	4,500	32,761
Oi SA	88,000	76,204
Petroleo Brasileiro SA	94,100	701,035
Suzano Papel e Celulose SA, Class A	2,600	9,366
Telefonica Brasil SA	2,600	51,935
Vale SA	56,100	642,059

		5,470,019

Colombia — 0.1%
Bancolombia SA	26,846	375,098
Grupo de Inversiones Suramericana SA	13,839	280,710

		655,808

Germany — 1.0%
Bayerische Motoren Werke AG	39,632	3,822,764
Fuchs Petrolub SE#	5,964	565,023
Henkel AG & Co. KGaA	45,108	5,209,960
Porsche Automobil Holding SE#	5,689	607,601
Volkswagen AG	7,036	1,870,269

		12,075,617

Russia — 0.0%
AK Transneft OAO	72	164,880
Sberbank of Russia†	9,100	17,971
Surgutneftegas OAO	328,650	244,545

		427,396

Security Description	Shares/ Principal Amount		Value (Note 2)

South Korea — 0.2%
Hyundai Motor Co.		4,271	$602,847
Samsung Electronics Co., Ltd.		1,245	1,350,926

			1,953,773

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Class C†		15,911,428	26,671

Total Preferred Securities
(cost $18,391,895)			20,609,284

RIGHTS† — 0.0%
Brazil — 0.0%
CETIP SA - Mercados Organizados Expires 06/16/2014 (strike price BRL 24.50) (cost $0)		7	12

FOREIGN CORPORATE BONDS & NOTES — 0.0%
United Kingdom — 0.0%
National Grid Gas PLC Senior Bonds 4.19% due 12/14/2022	GBP	5,000	16,653
National Grid Gas PLC Senior Bonds 7.00% due 12/16/2024	GBP	5,000	10,837

Total Foreign Corporate Bonds & Notes
(cost $15,781)			27,490

Total Long-Term Investment Securities
(cost $992,224,796)			1,155,945,373

SHORT-TERM INVESTMENT SECURITIES — 6.4%
Registered Investment Companies — 6.0%
State Street Navigator Securities Lending Prime Portfolio(3)		69,896,541	69,896,541

Time Deposits — 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/2014		$3,708,000	3,708,000

U.S. Government Treasuries — 0.1%
United States Treasury Bills Disc. Notes
0.01% due 06/19/2014@		70,000	70,000
0.02% due 06/19/2014@		505,000	504,995
0.04% due 06/19/2014@		50,000	49,999
0.04% due 08/28/2014@		685,000	684,942

			1,309,936

Total Short-Term Investment Securities
(cost $74,914,476)			74,914,477

REPURCHASE AGREEMENT — 0.0%
State Street Bank and Trust Co. bearing interest at 0.00% dated 05/30/2014 to be repurchased 06/02/2013 in the amount of $196,000 and collateralized by $215,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $201,706 (cost $196,000)		196,000	196,000

TOTAL INVESTMENTS —
(cost $1,067,335,272)(4)		104.8%	1,231,055,850
Liabilities in excess of other assets		(4.8)	(56,215,707)

NET ASSETS —		100.0%	$1,174,840,143

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	At May 31, 2014, the Fund had loaned securities with a total value of $68,894,298. This was secured by collateral of $69,896,541, which was received in cash and subsequently invested in short-term investments currently valued at $69,896,541 as reported in the portfolio of investments. Additional collateral of $3,367,157 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
Federal Home Loan Mtg. Corp.	4.00%	06/15/2040	$35,044
Federal National Mtg. Assoc.	2.00% to 4.00%	01/25/2032 to 07/25/2041	933,463
United States Treasury Notes/Bonds	0.13% to 11.25%	07/31/2014 to 11/15/2043	2,398,650
(4)	See Note 5 for cost of investments on a tax basis.
(5)	Principal amount of security is adjusted for inflation.

ADR — American Depository Receipt

BR — Bearer Shares

BRL — Brazial Real

CDI — Chess Depository Interest

CPO — Certification de Participacion Ordinario

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Federal Depository Receipt

GBP — Pound Sterling

GDR — Global Depository Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Savings Shares

SDR — Swedish Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2014	Unrealized Appreciation (Depreciation)
110	Long	E-Mini MSCI EAFE Index	June 2014	$10,608,905	$10,772,850	$163,945
5	Long	ASX SPI 200 Index	June 2014	624,792	640,171	15,379

						$179,324

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Australia	$81,278,715	$—	$0	$81,278,715
France	102,636,764	—	—	102,636,764
Germany	94,513,161	—	—	94,513,161
Japan	203,513,747	—	—	203,513,747
Switzerland	84,980,416	—	—	84,980,416
United Kingdom	202,407,202	—	—	202,407,202
Other Countries*	361,524,601	—	—	361,524,601
Exchange-Traded Funds	4,453,981	—	—	4,453,981
Preferred Securities
United Kingdom	—	26,671	—	26,671
Other Countries*	20,582,613	—	—	20,582,613
Rights	12	—	—	12
Foreign Corporate Bonds & Notes	—	27,490	—	27,490
Short-Term Investment Securities:
Registered Investment Companies	69,896,541	—	—	69,896,541
Time Deposits	—	3,708,000	—	3,708,000
U.S. Government Treasuries	—	1,309,936	—	1,309,936
Repurchase Agreement	—	196,000	—	196,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	179,324	—	—	179,324

Total	$1,225,967,077	$5,268,097	$0	$1,231,235,174

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $1,074,947,074 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Sovereign	70.3%
United States Treasury Notes	11.1
Banks — Commercial	2.8
United States Treasury Bonds	2.7
Oil Companies — Integrated	1.1
Time Deposits	0.8
Auto — Cars/Light Trucks	0.8
Oil Companies — Exploration & Production	0.8
Brewery	0.6
Real Estate Operations & Development	0.5
Banks — Special Purpose	0.5
Food — Meat Products	0.4
Sovereign Agency	0.4
Oil Refining & Marketing	0.4
Municipal Bonds	0.3
Electric — Integrated	0.3
Coal	0.3
Electric — Generation	0.3
Steel — Producers	0.3
Gold Mining	0.3
Independent Power Producers	0.3
Industrial Gases	0.2
Building Products — Cement	0.2
Import/Export	0.2
Electric — Transmission	0.2
Sugar	0.2
Petrochemicals	0.2
Transport — Services	0.2
Diversified Operations	0.1
Diversified Minerals	0.1
Retail — Major Department Stores	0.1
Metal — Iron	0.1
Pipelines	0.1
Steel — Specialty	0.1
Metal — Diversified	0.1
Electric — Distribution	0.1
Telephone — Integrated	0.1
Banks — Super Regional	0.1
Building — Heavy Construction	0.1
Gas — Transportation	0.1
SupraNational Banks	0.1
Food — Misc./Diversified	0.1

98.1%

Country Allocation*

United States	15.4%
Japan	13.4
Italy	6.6
Spain	5.6
United Kingdom	5.0
Indonesia	2.8
Mexico	2.5
Netherlands	2.3
Turkey	2.1
Colombia	2.2
Brazil	2.0
South Africa	2.0
Peru	1.7
Poland	1.7
Belgium	1.6
Venezuela	1.5
Canada	1.5
El Salvador	1.2
France	1.2
Austria	1.2
Germany	1.2
Philippines	1.1
Hungary	1.1
Lebanon	1.1
Uruguay	1.0
Panama	1.0
Costa Rica	0.9
Ireland	0.9
Croatia	0.9
New Zealand	0.9
Luxembourg	0.8
Sweden	0.8
Lithuania	0.8
Sri Lanka	0.8
Malaysia	0.7
Russia	0.7
Serbia	0.7
British Virgin Islands	0.7
Australia	0.6
Thailand	0.6
Norway	0.6
Dominican Republic	0.6
Morocco	0.6
Cayman Islands	0.5
Singapore	0.5
Latvia	0.5
Nigeria	0.5
Denmark	0.5
Ukraine	0.4
Kazakhstan	0.4
Gabon	0.4
Guatemala	0.4
Jersey	0.3
Ivory Coast	0.3
Belarus	0.2
Egypt	0.2
Finland	0.2
United Arab Emirates	0.1
SupraNational	0.1

98.1%

*	Calculated as a percentage of net assets

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited) — (continued)

Credit Quality Allocation†#

Aaa	21.3%
Aa	20.2
A	6.4
Baa	34.8
Ba	5.9
B	3.1
Caa	1.7
Not Rated@	6.6

100.0%

@	Represents debt issues that either have no rating or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Principal Amount(2)		Value (Note 2)

CORPORATE BONDS & NOTES — 12.9%
Australia — 0.1%
Westpac Banking Corp. Senior Notes 1.13% due 09/25/2015		$270,000	$272,452

Austria — 0.1%
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		200,000	198,750

Belgium — 0.3%
Anheuser-Busch InBev NV Company Guar. Notes 2.00% due 12/16/2019	EUR	400,000	570,489

Brazil — 0.8%
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*	BRL	1,600,000	667,768
BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	189,000
BRF SA Senior Notes 7.75% due 05/22/2018*	BRL	500,000	188,033
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	500,000	206,724
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*		250,000	237,500

			1,489,025

British Virgin Islands — 0.7%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*		320,000	291,200
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*		200,000	211,000
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		250,000	241,177
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 4.38% due 04/10/2024*		275,000	287,944
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	207,050

			1,238,371

Canada — 0.2%
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023		300,000	295,500

Cayman Islands — 0.5%
Agile Property Holdings, Ltd. Company Guar. Notes 9.88% due 03/20/2017		300,000	317,250
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*		200,000	189,000
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	186,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018		300,000	326,640

			1,019,390

Security Description	Principal Amount(2)		Value (Note 2)

Colombia — 0.5%
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		$260,000	$277,550
Empresa de Energia de Bogota SA ESP Senior Notes 6.13% due 11/10/2021*		330,000	359,700
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	80,000,000	44,817
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		200,000	217,000

			899,067

Indonesia — 0.9%
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		318,000	318,413
Perusahaan Listrik Negara PT Senior Notes 5.50% due 11/22/2021*		480,000	503,400
Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		600,000	554,250
PT Adaro Indonesia Company Guar. Notes 7.63% due 10/22/2019		225,000	237,600

			1,613,663

Ireland — 0.2%
Rosneft Oil Co. via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*		200,000	184,760
Vnesheconombank Via VEB Finance PLC Senior Notes 6.03% due 07/05/2022*		260,000	264,550

			449,310

Jersey — 0.3%
Burgan Finance No. 1 Jersey, Ltd. Bank Guar. Notes 7.88% due 09/29/2020		300,000	354,000
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		250,000	242,438

			596,438

Kazakhstan — 0.4%
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		400,000	381,080
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021*		250,000	280,950

			662,030

Luxembourg — 0.8%
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*	BRL	825,000	329,588
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*		200,000	184,050
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		240,000	251,851

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount(2)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Luxembourg (continued)
Minerva Luxembourg SA Company Guar. Notes 7.75% due 01/31/2023*		$200,000	$211,000
Severstal OAO Via Steel Capital SA Senior Notes 4.45% due 03/19/2018*		350,000	343,437
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022		200,000	194,000

			1,513,926

Mexico — 0.6%
Alpek SA de CV Company Guar. Notes 5.38% due 08/08/2023*		310,000	327,825
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*		200,000	208,000
Comision Federal de Electricidad Senior Notes 4.88% due 05/26/2021		300,000	321,000
Empresas ICA SAB de CV Company Guar. Notes 8.88% due 05/29/2024*		200,000	198,500

			1,055,325

Netherlands — 1.6%
BMW Finance NV Company Guar. Notes 2.13% due 01/13/2015	EUR	400,000	550,985
Daimler International Finance BV Company Guar. Notes 3.50% due 06/06/2019	GBP	200,000	352,293
Enel Finance International NV Company Guar. Notes 4.88% due 03/11/2020	EUR	350,000	559,231
Indo Energy Finance II BV Senior Sec. Notes 6.38% due 01/24/2023*		400,000	327,000
Linde Finance BV Company Guar. Notes 1.75% due 06/11/2019	EUR	350,000	495,311
Petrobras Global Finance BV Company Guar. Notes 3.25% due 04/01/2019	EUR	400,000	563,799
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023		120,000	114,657

			2,963,276

New Zealand — 0.4%
Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/2014*		800,000	803,976

Nigeria — 0.1%
Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*		275,000	270,875

Peru — 0.3%
Alicorp SAA Senior Notes 3.88% due 03/20/2023*		150,000	145,530
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		200,000	189,500

Security Description	Principal Amount(2)		Value (Note 2)

Peru (continued)
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		$310,000	$305,350

			640,380

Singapore — 0.1%
Oversea-Chinese Banking Corp., Ltd. FRS Sub. Notes 4.00% due 10/15/2024*		200,000	202,618

South Africa — 0.2%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		320,000	305,600

SupraNational — 0.1%
Eurasian Development Bank Senior Notes 8.00% due 10/05/2017	RUB	6,000,000	162,321

Sweden — 0.4%
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		305,000	321,013
Svensk Exportkredit AB Senior Notes 1.75% due 05/30/2017		400,000	409,088

			730,101

Thailand — 0.6%
Bangkok Bank PCL Senior Notes 2.75% due 03/27/2018*		500,000	499,858
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		300,000	296,161
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*		200,000	201,884
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	189,132

			1,187,035

Turkey — 0.7%
Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY	1,336,000	583,154
KOC Holding AS Senior Notes 3.50% due 04/24/2020*		330,000	315,645
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		200,000	191,100
Turkiye Is Bankasi Senior Notes 5.50% due 04/21/2019*		310,000	325,128

			1,415,027

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*		200,000	236,250

United Kingdom — 0.7%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		750,000	637,650

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount(2)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
United Kingdom (continued)
SABMiller PLC Senior Notes 4.50% due 01/20/2015	EUR	400,000	$559,140
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		200,000	210,500

			1,407,290

United States — 0.8%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*		200,000	205,250
Fifth Third Bancorp Senior Notes 3.50% due 03/15/2022		200,000	206,029
Reliance Holding USA, Inc. Company Guar. Notes 4.50% due 10/19/2020		500,000	523,749
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017		500,000	510,673

			1,445,701

Venezuela — 0.4%
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	173,250
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		700,000	644,000

			817,250

Total Corporate Bonds & Notes
(cost $24,533,008)			24,461,436

FOREIGN GOVERNMENT OBLIGATIONS — 70.4%
Australia — 0.5%
Commonwealth of Australia Senior Notes 4.75% due 06/15/2016	AUD	350,000	339,333
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	625,000	666,846

			1,006,179

Austria — 1.1%
Republic of Austria Senior Notes 3.40% due 11/22/2022*	EUR	500,000	790,900
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	740,000	1,319,884

			2,110,784

Belarus — 0.2%
Republic of Belarus Senior Notes 8.75% due 08/03/2015		400,000	412,480

Belgium — 1.3%
Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,735,000	2,476,058

Brazil — 1.0%
Federative Republic of Brazil Senior Notes 2.88% due 04/01/2021	EUR	350,000	484,617

Security Description	Principal Amount(2)		Value (Note 2)

Brazil (continued)
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	EUR	236,000	$254,880
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		160,000	172,800
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037		300,000	381,000
Federative Republic of Brazil Senior Bonds 12.50% due 01/05/2022	BRL	1,100,000	578,159

			1,871,456

Canada — 1.3%
Government of Canada Bonds 1.50% due 09/01/2017	CAD	885,000	822,830
Government of Canada Bonds 3.75% due 06/01/2019	CAD	1,085,000	1,106,624
Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	523,071

			2,452,525

Colombia — 1.7%
Republic of Colombia Senior Notes 2.63% due 03/15/2023		420,000	394,800
Republic of Colombia Senior Notes 6.13% due 01/18/2041		904,000	1,080,280
Republic of Colombia Senior Notes 7.38% due 03/18/2019		580,000	710,500
Republic of Colombia Senior Notes 7.38% due 09/18/2037		270,000	367,875
Republic of Colombia Senior Notes 9.85% due 06/28/2027	COP	900,000,000	629,414

			3,182,869

Costa Rica — 0.9%
Republic of Costa Rica Senior Notes 4.38% due 04/30/2025*		200,000	187,000
Republic of Costa Rica Senior Notes 4.38% due 04/30/2025		1,050,000	981,750
Republic of Costa Rica Senior Bonds 5.63% due 04/30/2043*		200,000	178,000
Republic of Costa Rica Senior Notes 5.63% due 04/30/2043		500,000	445,000

			1,791,750

Croatia — 0.9%
Republic of Croatia Senior Notes 5.50% due 04/04/2023		650,000	677,625
Republic of Croatia Senior Notes 6.75% due 11/05/2019		900,000	1,011,942

			1,689,567

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount(2)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Denmark — 0.5%
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	4,100,000	$856,333

Dominican Republic — 0.6%
Dominican Republic Senior Notes 5.88% due 04/18/2024		300,000	313,500
Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	450,450
Dominican Republic Senior Notes 8.63% due 04/20/2027		300,000	363,300

			1,127,250

Egypt — 0.2%
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		400,000	396,000

El Salvador — 1.2%
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		225,000	224,100
Republic of El Salvador Senior Notes 7.38% due 12/01/2019		500,000	558,250
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		1,120,000	1,184,960
Republic of El Salvador Senior Bonds 8.25% due 04/10/2032		340,000	387,940

			2,355,250

Finland — 0.2%
Government of Finland Senior Bonds 2.63% due 07/04/2042*	EUR	240,000	345,473

France — 1.2%
Government of France Bonds 3.50% due 04/25/2026	EUR	400,000	627,712
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	607,649
Government of France Bonds 4.50% due 04/25/2041	EUR	600,000	1,091,885
Government of France Bonds 5.50% due 04/25/2029	EUR	347	663

			2,327,909

Gabon — 0.4%
Gabonese Republic Bonds 6.38% due 12/12/2024*		600,000	659,250

Germany — 1.2%
Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	380,000	598,364
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	950,000	1,704,871

			2,303,235

Security Description	Principal Amount(2)		Value (Note 2)

Guatemala — 0.4%
Republic of Guatemala Senior Notes 5.75% due 06/06/2022		$600,000	$659,250

Hungary — 1.1%
Republic of Hungary Senior Notes 5.38% due 03/25/2024		280,000	297,500
Republic of Hungary Senior Notes 5.75% due 11/22/2023		308,000	336,490
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		600,000	682,500
Republic of Hungary Senior Notes 7.63% due 03/29/2041		550,000	688,875

			2,005,365

Indonesia — 1.9%
Republic of Indonesia Senior Notes 4.63% due 04/15/2043*		330,000	296,175
Republic of Indonesia Senior Notes 5.88% due 01/15/2024*		230,000	258,175
Republic of Indonesia Senior Notes 6.75% due 01/15/2044*		200,000	236,000
Republic of Indonesia Senior Notes 6.88% due 03/09/2017		600,000	678,000
Republic of Indonesia Senior Bonds 8.50% due 10/12/2035		830,000	1,127,762
Republic of Indonesia Senior Notes 11.63% due 03/04/2019		790,000	1,083,288

			3,679,400

Ireland — 0.7%
Republic of Ireland Bonds 3.40% due 03/18/2024	EUR	290,000	421,579
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	270,000	427,950
Republic of Ireland Bonds 4.60% due 04/18/2016	EUR	330,000	484,306

			1,333,835

Italy — 6.6%
Republic of Italy Bonds 3.50% due 11/01/2017	EUR	270,000	395,364
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	1,800,000	2,760,747
Republic of Italy Senior Notes 4.50% due 06/08/2015	JPY	110,000,000	1,118,263
Republic of Italy Bonds 4.50% due 02/01/2018	EUR	1,650,000	2,502,497

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount(2)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy Bonds 4.75% due 05/01/2017	EUR	800,000	$1,203,531
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	1,150,000	1,810,566
Republic of Italy Bonds 5.00% due 03/01/2025*	EUR	1,020,000	1,625,657
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	1,094,125

			12,510,750

Ivory Coast — 0.3%
Republic of Ivory Coast Senior Notes 7.77% due 12/31/2032		560,000	546,000

Japan — 13.4%
Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	340,000,000	3,466,851
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,900,128
Government of Japan Senior Notes 1.10% due 06/20/2020	JPY	132,000,000	1,362,834
Government of Japan Senior Bonds 1.10% due 03/20/2021	JPY	180,000,000	1,862,029
Government of Japan Senior Bonds 1.30% due 12/20/2019	JPY	254,000,000	2,643,464
Government of Japan Senior Bonds 1.50% due 09/20/2018	JPY	190,000,000	1,973,406
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	125,000,000	1,277,827
Government of Japan Senior Bonds 1.70% due 03/20/2018	JPY	110,000,000	1,144,367
Government of Japan Senior Notes 1.80% due 12/20/2031	JPY	53,000,000	565,527
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	225,000,000	2,273,888
Government of Japan Senior Bonds 2.00% due 03/20/2025	JPY	182,700,000	2,043,989
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	285,000,000	3,013,525
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,444,128
Government of Japan Senior Notes 2.20% due 03/20/2051	JPY	33,000,000	363,431

			25,335,394

Security Description	Principal Amount(2)		Value (Note 2)

Latvia — 0.5%
Republic of Latvia Senior Notes 5.25% due 02/22/2017		$300,000	$327,000
Republic of Latvia Senior Notes 5.25% due 06/16/2021		610,000	684,847

			1,011,847

Lebanon — 1.1%
Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,980,000	1,986,979

Lithuania — 0.8%
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		600,000	727,500
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		600,000	736,500

			1,464,000

Malaysia — 0.7%
Government of Malaysia Senior Notes 3.31% due 10/31/2017	MYR	1,550,000	477,760
Government of Malaysia Senior Bonds 4.16% due 07/15/2021	MYR	2,940,000	924,426

			1,402,186

Mexico — 1.9%
United Mexican States Senior Notes 2.75% due 04/22/2023	EUR	400,000	550,167
United Mexican States Series A Senior Notes 6.05% due 01/11/2040		610,000	738,100
United Mexican States Bonds 7.25% due 12/15/2016	MXN	21,760,000	1,820,681
United Mexican States Bonds 7.75% due 11/13/2042	MXN	2,900,000	251,132
United Mexican States Bonds 8.50% due 05/31/2029	MXN	2,900,000	272,764

			3,632,844

Morocco — 0.6%
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022		400,000	400,900
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042*		700,000	698,684

			1,099,584

Netherlands — 0.7%
Government of Netherlands Bonds 2.25% due 07/15/2022*	EUR	885,000	1,295,686

New Zealand — 0.5%
Government of New Zealand Senior Notes 6.00% due 04/15/2015	NZD	1,005,000	872,222

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount(2)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Nigeria — 0.4%
Federal Republic of Nigeria Bonds 6.75% due 01/28/2021		$670,000	$736,162

Norway — 0.6%
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	1,300,000	237,762
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	3,240,000	582,175
Kingdom of Norway Bonds 5.00% due 05/15/2015	NOK	1,800,000	310,947

			1,130,884

Panama — 1.0%
Republic of Panama Senior Notes 5.20% due 01/30/2020		600,000	673,500
Republic of Panama Senior Notes 6.70% due 01/26/2036		600,000	747,000
Republic of Panama Senior Notes 7.13% due 01/29/2026		300,000	384,000

			1,804,500

Peru — 1.4%
Republic of Peru Senior Notes 5.63% due 11/18/2050		300,000	340,950
Republic of Peru Senior Notes 6.55% due 03/14/2037		300,000	381,450
Republic of Peru Senior Notes 7.13% due 03/30/2019		600,000	732,000
Republic of Peru Senior Notes 8.20% due 08/12/2026	PEN	1,200,000	527,011
Republic of Peru Senior Notes 8.75% due 11/21/2033		490,000	754,600

			2,736,011

Philippines — 1.1%
Republic of the Philippines Senior Notes 6.38% due 10/23/2034		500,000	648,125
Republic of the Philippines Senior Notes 9.88% due 01/15/2019		270,000	358,425
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		710,000	1,128,900

			2,135,450

Poland — 1.7%
Republic of Poland Senior Notes 3.00% due 03/17/2023		950,000	924,350
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	4,820,000	1,754,706
Republic of Poland Senior Notes 6.38% due 07/15/2019		500,000	594,375

			3,273,431

Security Description	Principal Amount(2)		Value (Note 2)

Russia — 0.7%
Russian Federation Senior Notes 5.63% due 04/04/2042*		$800,000	$830,000
Russian Federation Senior Notes 7.50% due 03/31/2030		387,025	449,336

			1,279,336

Serbia — 0.7%
Republic of Serbia Bonds 4.88% due 02/25/2020		300,000	309,435
Republic of Serbia Notes 5.88% due 12/03/2018		500,000	537,500
Republic of Serbia Senior Notes 7.25% due 09/28/2021		350,000	405,125

			1,252,060

Singapore — 0.4%
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	970,000	814,529

South Africa — 1.8%
Republic of South Africa Senior Notes 4.67% due 01/17/2024		300,000	310,500
Republic of South Africa Senior Notes 5.88% due 09/16/2025		700,000	787,500
Republic of South Africa Senior Notes 6.25% due 03/08/2041		600,000	701,250
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	1,900,000	168,223
Republic of South Africa Senior Bonds 6.88% due 05/27/2019		1,000,000	1,167,500
Republic of South Africa Bonds 7.25% due 01/15/2020	ZAR	2,500,000	230,416

			3,365,389

Spain — 5.6%
Kingdom of Spain Senior Bonds 4.00% due 04/30/2020	EUR	1,000,000	1,528,830
Kingdom of Spain Senior Bonds 4.10% due 07/30/2018	EUR	2,200,000	3,333,311
Kingdom of Spain Bonds 4.25% due 10/31/2016	EUR	1,950,000	2,869,970
Kingdom of Spain Senior Notes 4.40% due 10/31/2023*	EUR	730,000	1,125,408
Kingdom of Spain Senior Bonds 4.60% due 07/30/2019	EUR	1,150,000	1,799,630

			10,657,149

Sri Lanka — 0.8%
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		320,000	328,800

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Principal Amount(2)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sri Lanka (continued)
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		$400,000	$424,500
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		670,000	708,525

			1,461,825

Sweden — 0.4%
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	4,340,000	739,651

Turkey — 1.4%
Republic of Turkey Senior Notes 5.63% due 03/30/2021		600,000	655,500
Republic of Turkey Bonds 5.75% due 03/22/2024		250,000	273,125
Republic of Turkey Bonds 6.00% due 01/14/2041		630,000	675,675
Republic of Turkey Senior Notes 7.38% due 02/05/2025		600,000	729,000
Republic of Turkey Senior Notes 11.88% due 01/15/2030		228,000	391,476

			2,724,776

Ukraine — 0.4%
Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/2018		810,000	733,050

United Kingdom — 4.3%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	1,640,000	2,709,359
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2020	GBP	1,165,000	2,147,072
United Kingdom Gilt Treasury Bonds 4.00% due 09/07/2016	GBP	535,000	960,383
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	410,000	789,495
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	872,201
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	290,000	576,241

			8,054,751

Uruguay — 1.0%
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024		113,000	120,345
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		300,000	407,250
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033		250,000	341,250
Oriental Republic of Uruguay Bonds 8.00% due 11/18/2022		771,809	1,003,352

			1,872,197

Security Description	Principal Amount(2)	Value (Note 2)

Venezuela — 1.1%
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019	$800,000	$664,000
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023	870,000	704,700
Republic of Venezuela Senior Notes 11.75% due 10/21/2026	330,000	303,930
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	500,000	495,000

		2,167,630

Total Foreign Government Obligations
(cost $130,655,889)		133,138,491

U.S. GOVERNMENT TREASURIES — 13.8%
United States — 13.8%
United States Treasury Bonds
3.00% due 05/15/2042	1,720,000	1,629,968
4.38% due 02/15/2038	1,520,000	1,824,713
5.38% due 02/15/2031	700,000	924,547
5.50% due 08/15/2028	380,000	500,412
United States Treasury Notes
0.25% due 12/15/2014	2,700,000	2,702,533
1.25% due 09/30/2015	1,420,000	1,440,302
1.88% due 08/31/2017	2,305,000	2,376,312
2.00% due 11/30/2020	1,500,000	1,505,625
2.13% due 12/31/2015	1,450,000	1,493,048
2.38% due 03/31/2016	1,388,000	1,440,809
2.75% due 11/30/2016	2,370,000	2,498,127
2.75% due 12/31/2017	2,150,000	2,279,671
2.75% due 02/28/2018	1,830,000	1,941,516
3.13% due 05/15/2021	3,260,000	3,498,133

Total U.S. Government Treasuries
(cost $25,814,586)		26,055,716

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Brazil — 0.2%
Banco do Brasil SA 5.88% due 01/26/2022*
(cost $371,192)	375,000	385,781

Total Long-Term Investment Securities
(cost $181,374,675)		184,041,424

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/2014
(cost $1,556,000)	$1,556,000	1,556,000

TOTAL INVESTMENTS
(cost $182,930,675)(1)	98.1%	185,597,424
Other assets less liabilities	1.9	3,643,293

NET ASSETS —	100.0%	$189,240,717

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2014, the aggregate value of these securities was $25,950,797 representing 13.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 5 for cost of investments on a tax basis.
(2)	Denominated in United States Dollars unless otherwise indicated.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

COP — Colombian Peso

DKK — Danish Krone

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

EUR — Euro Dollar

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

ZAR — South African Rand

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$24,461,436	$—	$24,461,436
Foreign Government Obligations:
Italy	—	12,510,750		12,510,750
Japan	—	25,335,394	—	25,335,394
Spain	—	10,657,149	—	10,657,149
Other Countries*	—	84,635,198	—	84,635,198
U.S. Government Treasuries	—	26,055,716	—	26,055,716
Preferred Securities/Capital Securities	—	385,781		385,781
Short-Term Investment Securities:
Time Deposits	—	1,556,000	—	1,556,000

Total	$—	$185,597,424	$—	$185,597,424

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — May 31, 2014 (Unaudited)

Industry Allocation*

Medical — Drugs	8.0%
Banks — Commercial	6.6
Registered Investment Companies	4.4
Diversified Banking Institutions	4.0
Food — Misc./Diversified	3.7
Auto — Cars/Light Trucks	2.9
Oil Companies — Integrated	2.6
Time Deposits	2.3
Insurance — Life/Health	2.3
Chemicals — Diversified	2.1
Oil Companies — Exploration & Production	1.9
Brewery	1.8
Auto/Truck Parts & Equipment — Original	1.6
Power Converter/Supply Equipment	1.5
Electronic Components — Semiconductors	1.5
Food — Catering	1.5
Tobacco	1.4
Medical Products	1.3
Soap & Cleaning Preparation	1.3
Semiconductor Components — Integrated Circuits	1.3
Electronic Components — Misc.	1.2
Human Resources	1.2
Advertising Agencies	1.2
Food — Retail	1.2
Insurance — Multi-line	1.1
Hotels/Motels	1.1
Industrial Gases	1.0
Retail — Jewelry	1.0
Metal — Diversified	1.0
Electric Products — Misc.	1.0
Transactional Software	1.0
Industrial Automated/Robotic	1.0
Retail — Apparel/Shoe	1.0
Web Portals/ISP	1.0
Beverages — Wine/Spirits	0.9
Enterprise Software/Service	0.9
Cable/Satellite TV	0.9
Casino Hotels	0.9
Finance — Other Services	0.9
Electronic Measurement Instruments	0.9
Diversified Operations	0.9
Transport — Rail	0.8
Aerospace/Defense — Equipment	0.8
Wireless Equipment	0.8
Medical — Biomedical/Gene	0.7
Building & Construction Products — Misc.	0.7
Publishing — Periodicals	0.7
Advertising Services	0.7
Cosmetics & Toiletries	0.7
Diversified Manufacturing Operations	0.7
Rental Auto/Equipment	0.7
Machinery — Construction & Mining	0.6
Diversified Operations/Commercial Services	0.6
Finance — Leasing Companies	0.6
Building Products — Cement	0.6
Building Products — Air & Heating	0.6
E-Commerce/Products	0.6
Retail — Building Products	0.6
Diversified Financial Services	0.6
Agricultural Chemicals	0.6
Textile — Apparel	0.6
Optical Supplies	0.5
Semiconductor Equipment	0.5
Medical — Generic Drugs	0.5
Rubber — Tires	0.5
Paper & Related Products	0.5
Athletic Footwear	0.5
Airlines	0.5
Aerospace/Defense	0.4

Transport — Services	0.4
Internet Application Software	0.4
Audio/Video Products	0.4
Distribution/Wholesale	0.4
Television	0.4
Containers — Paper/Plastic	0.4
Building & Construction — Misc.	0.4
Telephone — Integrated	0.4
Diversified Minerals	0.4
Real Estate Management/Services	0.4
Oil — Field Services	0.4
Broadcast Services/Program	0.4
Computers — Integrated Systems	0.4
Apparel Manufacturers	0.4
Chemicals — Specialty	0.3
Investment Companies	0.3
Engineering/R&D Services	0.3
Gas — Distribution	0.3
Commercial Services	0.3
Computer Services	0.3
Finance — Mortgage Loan/Banker	0.3
Investment Management/Advisor Services	0.3
Electric — Integrated	0.3
Insurance — Property/Casualty	0.2
Oil Refining & Marketing	0.2
Energy — Alternate Sources	0.2
Appliances	0.2
Commercial Paper	0.2
Multimedia	0.2
Auto — Heavy Duty Trucks	0.2
Insurance — Reinsurance	0.2
Computer Aided Design	0.1
Food — Meat Products	0.1
Beverages — Non-alcoholic	0.1
Applications Software	0.1
Cruise Lines	0.1
Telecom Services	0.1

103.0%

*	Calculated as a percentage of net assets

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — May 31, 2014 (Unaudited) — (continued)

Country Allocation*

United Kingdom	18.6%
Japan	11.3
Switzerland	10.0
France	9.1
Germany	8.6
United States	6.9
Netherlands	4.6
Canada	3.2
Denmark	2.9
Spain	2.7
Australia	2.3
Jersey	2.1
Sweden	2.1
Cayman Islands	1.9
Singapore	1.8
Brazil	1.6
Taiwan	1.5
India	1.4
Hong Kong	1.4
Italy	1.3
South Korea	1.2
Belgium	1.0
Mexico	0.9
Israel	0.6
Bermuda	0.6
Ireland	0.5
Turkey	0.5
Finland	0.4
Russia	0.4
Norway	0.3
China	0.3
Indonesia	0.3
Thailand	0.3
Greece	0.2
Austria	0.2

103.0%

*	Calculated as a percentage of net assets

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.6%
Australia — 2.3%
Amcor, Ltd.	254,502	$2,513,002
BHP Billiton, Ltd.	69,634	2,398,428
Brambles, Ltd.	211,319	1,891,908
Commonwealth Bank of Australia	40,166	3,049,873
CSL, Ltd.	71,946	4,726,462

		14,579,673

Austria — 0.2%
Erste Group Bank AG#	34,312	1,192,229

Belgium — 1.0%
Anheuser-Busch InBev NV	60,269	6,614,354

Bermuda — 0.6%
Haier Electronics Group Co., Ltd.	605,000	1,413,991
Li & Fung, Ltd.#	1,800,800	2,601,456

		4,015,447

Brazil — 1.3%
Banco Bradesco SA ADR	159,100	2,219,445
BM&FBovespa SA	764,700	3,747,894
BRF SA	40,741	876,723
Itau Unibanco Holding SA ADR	96,426	1,494,603

		8,338,665

Canada — 3.2%
Agrium, Inc.	15,047	1,351,080
Canadian National Railway Co. (NYSE)	63,380	3,839,560
Canadian National Railway Co. (TSX)	23,497	1,425,033
Cenovus Energy, Inc.	46,429	1,381,780
CGI Group, Inc. Class A†	65,478	2,228,293
Encana Corp.	86,811	2,021,560
Fairfax Financial Holdings, Ltd.	3,488	1,570,806
Loblaw Cos., Ltd.	31,363	1,321,857
Suncor Energy, Inc.	97,996	3,771,441
Valeant Pharmaceuticals International, Inc.†#	15,030	1,972,086

		20,883,496

Cayman Islands — 1.9%
Baidu, Inc. ADR†	25,902	4,299,732
ENN Energy Holdings, Ltd.	86,000	603,435
Sands China, Ltd.	356,400	2,599,581
Tencent Holdings, Ltd.	188,500	2,645,290
Vipshop Holdings, Ltd. ADR†#	10,940	1,779,500

		11,927,538

China — 0.3%
Great Wall Motor Co., Ltd., Class H	126,500	521,308
Industrial & Commercial Bank of China, Ltd., Class H	2,432,000	1,574,709

		2,096,017

Denmark — 2.9%
Carlsberg A/S, Class B	27,067	2,812,862
Coloplast A/S, Class B	20,490	1,766,363
GN Store Nord A/S	103,010	2,831,470
Novo Nordisk A/S	125,981	5,333,527
Pandora A/S	61,590	4,546,766
Vestas Wind Systems A/S†	28,140	1,504,843

		18,795,831

Finland — 0.4%
Sampo Oyj, Class A	55,624	2,803,966

France — 9.1%
Accor SA	57,900	3,063,527
Air Liquide SA#	24,484	3,566,158
AXA SA	87,420	2,158,106

Security Description	Shares	Value (Note 2)

France — (continued)
Carrefour SA#	45,792	$1,664,778
Cie de St-Gobain	45,950	2,617,903
Danone SA#	45,796	3,410,377
Dassault Systemes#	7,212	914,680
Essilor International SA	11,642	1,222,926
GDF Suez#	58,391	1,630,518
Iliad SA	5,240	1,675,011
Legrand SA#	32,245	2,041,040
LVMH Moet Hennessy Louis Vuitton SA	18,282	3,637,236
Pernod Ricard SA	26,399	3,236,922
Publicis Groupe SA#	52,133	4,496,999
Schneider Electric SA	105,101	9,896,983
Technip SA	9,270	995,496
Total SA	102,377	7,184,302
Valeo SA#	18,330	2,461,174
Zodiac Aerospace	72,950	2,593,442

		58,467,578

Germany — 8.4%
Adidas AG	29,090	3,122,358
Allianz SE	15,202	2,577,892
BASF SE†	21,320	2,454,897
Bayer AG	92,139	13,326,083
Beiersdorf AG#	26,608	2,686,933
Continental AG	14,175	3,351,514
Daimler AG	38,310	3,639,893
Deutsche Boerse AG	26,749	2,041,922
Deutsche Post AG	44,673	1,656,980
Linde AG#	16,714	3,491,600
Merck KGaA	16,081	2,762,023
MTU Aero Engines AG	6,670	621,725
ProSiebenSat.1 Media AG	22,560	1,026,678
SAP AG#	79,012	6,048,724
Siemens AG	17,350	2,304,993
Sky Deutschland AG†	272,888	2,545,881
Wirecard AG	16,854	735,185

		54,395,281

Greece — 0.2%
Alpha Bank AE†	1,378,150	1,296,251

Hong Kong — 1.4%
AIA Group, Ltd.	501,400	2,512,513
CNOOC, Ltd.	501,000	856,869
Galaxy Entertainment Group, Ltd.	408,000	3,265,389
Hutchison Whampoa, Ltd.	178,000	2,383,145

		9,017,916

India — 1.4%
Housing Development Finance Corp.	121,017	1,799,280
ICICI Bank, Ltd. ADR#	35,410	1,758,815
Reliance Industries, Ltd.	85,553	1,543,400
Tata Consultancy Services, Ltd.	51,070	1,853,653
Tata Motors, Ltd. ADR#	56,170	2,091,771

		9,046,919

Indonesia — 0.3%
Bank Mandiri Persero Tbk PT	2,373,900	2,068,902

Ireland — 0.5%
Bank of Ireland†	3,582,474	1,377,133
James Hardie Industries PLC CDI	104,860	1,398,435
Kerry Group PLC, Class A	7,960	606,010

		3,381,578

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Israel — 0.6%
Check Point Software Technologies, Ltd.†#	11,980	$772,471
Teva Pharmaceutical Industries, Ltd. ADR	67,162	3,391,009

		4,163,480

Italy — 1.3%
Intesa Sanpaolo SpA	351,260	1,176,940
Luxottica Group SpA#	38,605	2,204,962
Saipem SpA†	48,695	1,269,159
UniCredit SpA	451,910	3,939,455

		8,590,516

Japan — 11.3%
Daikin Industries, Ltd.	65,000	3,872,544
Daito Trust Construction Co., Ltd.	9,800	1,061,346
Denso Corp.	97,500	4,466,036
FANUC Corp.	38,100	6,482,240
Fuji Heavy Industries, Ltd.	100,200	2,652,642
Honda Motor Co., Ltd.	198,600	6,951,000
Hoya Corp.	89,900	2,782,661
Inpex Corp.	130,211	1,877,699
Japan Tobacco, Inc.#	158,700	5,368,986
Keyence Corp.	13,900	5,399,563
Komatsu, Ltd.	187,600	4,085,552
Kyocera Corp.	33,700	1,498,624
Mitsubishi Estate Co., Ltd.	51,000	1,237,927
Murata Manufacturing Co., Ltd.	26,500	2,244,691
Nidec Corp.	78,200	4,546,815
ORIX Corp.	255,600	4,052,440
Panasonic Corp.#	244,100	2,620,838
Rakuten, Inc.	158,343	2,051,615
Rinnai Corp.	700	61,336
Seven & I Holdings Co., Ltd.	41,600	1,662,365
Shin-Etsu Chemical Co., Ltd.	36,500	2,168,846
Terumo Corp.	57,600	1,221,029
Toyota Motor Corp.	48,875	2,765,903
Unicharm Corp.	26,000	1,574,303

		72,707,001

Jersey — 2.1%
Delphi Automotive PLC	12,700	877,062
Shire PLC	95,045	5,438,990
WPP PLC	343,108	7,401,758

		13,717,810

Mexico — 0.9%
Cemex SAB de CV ADR†	200,272	2,577,493
Fomento Economico Mexicano SAB de CV ADR#	8,844	840,268
Grupo Televisa SAB ADR	66,317	2,241,515

		5,659,276

Netherlands — 4.6%
Airbus Group NV#	37,119	2,662,001
Akzo Nobel NV#	79,744	5,976,493
ASML Holding NV (Euronext Amsterdam)	39,517	3,391,504
Heineken NV	37,293	2,628,727
ING Groep NV CVA†	541,827	7,589,027
Koninklijke Boskalis Westminster NV	44,040	2,508,184
Randstad Holding NV	54,708	3,182,870
Unilever NV CVA	45,208	1,957,219

		29,896,025

Norway — 0.3%
Statoil ASA#	68,860	2,110,298

Security Description	Shares	Value (Note 2)

Russia — 0.4%
Magnit OJSC GDR	25,426	$1,479,793
Sberbank of Russia ADR (OTC US)†	20,239	205,021
Sberbank of Russia ADR (LSE)†	59,025	592,906

		2,277,720

Singapore — 1.8%
Avago Technologies, Ltd.#	38,178	2,698,039
DBS Group Holdings, Ltd.#	195,000	2,627,362
Keppel Corp., Ltd.	343,757	2,913,288
Singapore Telecommunications, Ltd.	218,950	680,782
Singapore Telecommunications, Ltd. 10	13,000	40,214
United Overseas Bank, Ltd.	155,077	2,790,471

		11,750,156

South Korea — 1.2%
Hyundai Mobis	8,663	2,445,544
Samsung Electronics Co., Ltd.	2,175	3,076,382
Samsung Electronics Co., Ltd. GDR (LSE)	2,110	1,500,210
Samsung Electronics Co., Ltd. GDR (OTC US)†*	533	378,963

		7,401,099

Spain — 2.7%
Amadeus IT Holding SA, Class A	149,788	6,580,834
Banco Popular Espanol SA(1)	410,259	2,897,446
Bankia SA†	1,819,990	3,699,051
Inditex SA	8,254	1,198,278
International Consolidated Airlines Group SA†	440,920	2,908,978

		17,284,587

Sweden — 2.1%
Hennes & Mauritz AB, Class B	41,130	1,738,130
Investor AB, Class B	56,145	2,203,180
Skandinaviska Enskilda Banken AB, Class A	249,130	3,382,167
Svenska Cellulosa AB SCA, Class B	119,043	3,312,284
Telefonaktiebolaget LM Ericsson, Class B	143,867	1,802,637
Volvo AB, Class B	76,380	1,110,546

		13,548,944

Switzerland — 10.0%
ABB, Ltd.	89,536	2,126,667
Adecco SA	20,146	1,681,645
Cie Financiere Richemont SA	20,290	2,137,757
Givaudan SA	1,390	2,278,638
Julius Baer Group, Ltd.	85,887	3,717,454
Kuehne & Nagel International AG	7,440	1,014,432
Nestle SA	160,979	12,628,448
Novartis AG	86,257	7,734,715
Roche Holding AG	51,792	15,239,745
Sika AG	530	2,100,469
Sonova Holding AG	9,675	1,475,829
Swiss Re AG	11,438	1,017,350
Syngenta AG	5,963	2,293,974
UBS AG	441,417	8,862,845

		64,309,968

Taiwan — 1.5%
Hon Hai Precision Industry Co., Ltd.	488,431	1,505,095
Taiwan Semiconductor Manufacturing Co., Ltd.	767,269	3,057,766
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	261,001	5,366,181

		9,929,042

Thailand — 0.3%
Kasikornbank PCL (Foreign Shares)	66,600	379,354
Kasikornbank PCL NVDR	292,300	1,669,396

		2,048,750

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares/ Principal Amount		Value (Note 2)

COMMON STOCKS (continued)
Turkey — 0.5%
Akbank TAS		534,937	$2,086,290
BIM Birlesik Magazalar AS		53,640	1,177,707

			3,263,997

United Kingdom — 18.6%
Aberdeen Asset Management PLC		232,295	1,733,097
ARM Holdings PLC		128,690	1,984,532
Ashtead Group PLC		283,921	4,190,370
Associated British Foods PLC		88,877	4,496,081
Barclays PLC		445,076	1,842,708
BG Group PLC		366,045	7,491,618
British American Tobacco PLC		57,757	3,485,724
British Sky Broadcasting Group PLC		226,495	3,350,417
BT Group PLC		371,300	2,470,819
Bunzl PLC		77,200	2,163,610
Burberry Group PLC		85,163	2,188,359
Capita PLC		99,563	1,847,443
Carnival PLC		17,790	723,125
Centrica PLC		260,426	1,464,980
Compass Group PLC		575,181	9,597,791
Diageo PLC		87,746	2,822,460
Hays PLC		287,977	729,852
HSBC Holdings PLC		439,865	4,639,099
Informa PLC		150,216	1,297,987
Intertek Group PLC		24,170	1,182,190
ITV PLC		495,613	1,512,788
Johnson Matthey PLC		63,029	3,393,450
Kingfisher PLC		233,478	1,534,114
Lloyds Banking Group PLC†		2,779,504	3,627,498
Next PLC		28,786	3,203,870
Prudential PLC		47,510	1,103,360
Reckitt Benckiser Group PLC		81,409	6,959,340
Reed Elsevier PLC		295,552	4,711,291
Rio Tinto PLC		128,808	6,600,301
Rolls-Royce Holdings PLC(1)		122,715	2,139,225
Royal Bank of Scotland Group PLC†		481,180	2,795,514
Royal Dutch Shell PLC, Class B		63,878	2,607,209
Smith & Nephew PLC		233,789	4,099,031
Smiths Group PLC		87,414	1,935,572
St James’s Place PLC		258,551	3,391,221
Standard Chartered PLC		147,609	3,321,640
Travis Perkins PLC		77,420	2,184,051
Unilever PLC		29,622	1,330,683
Whitbread PLC		56,726	3,980,218

			120,132,638

Total Common Stocks
(cost $489,459,799)			617,712,948

PREFERRED SECURITIES — 0.5%
Brazil — 0.3%
Itau Unibanco Holding SA ADR	BRL	105,300	1,640,392

Germany — 0.2%
Henkel AG & Co. KGaA	EUR	12,979	1,499,071

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Class C†	GBP	16,443,810	27,563

Total Preferred Securities
(cost $2,741,587)			3,167,026

Total Long-Term Investment Securities
(cost $492,201,386)			620,879,974

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 6.9%
Commercial Paper — 0.2%
National Australia Funding Delaware, Inc. 0.05% due 06/02/2014*	1,345,000	$1,344,998

Registered Investment Companies — 4.4%
State Street Navigator Securities Lending Prime Portfolio(2)	28,420,798	28,420,798

Time Deposits — 2.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/2014	$14,604,000	$14,604,000

Total Short-Term Investment Securities
(cost $44,369,796)		44,369,796

TOTAL INVESTMENTS
(cost $536,571,182) (3)	103.0%	665,249,770
Liabilities in excess of other assets	(3.0)	(19,217,734)

NET ASSETS —	100.0%	$646,032,036

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2014, the aggregate value of these securities was $1,723,961 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $5,036,671 representing 0.8% of net assets.
(2)	At May 31, 2014, the Fund had loaned securities with a total value of $31,164,604. This was secured by collateral of $28,420,798, which was received in cash and subsequently invested in short-term investments currently value at $28,420,798 as reported in the portfolio of investments. The remaining collateral of $4,159,542 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
United States Treasury Bill	zero coupon	12/11/2014 to 01/08/2015	$1,435
United States Treasury Notes/Bonds	0.13% to 3.63%	07/31/2014 to 02/15/2044	4,158,107

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

GDR—Global Depository Receipt

LSE—London Stock Exchange

NVDR—Non-Voting Depository Receipt

NYSE—New York Stock Exchange

OTC US—Over The Counter US

TSX—Toronto Stock Exchange

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
France	$58,467,578	$—	$—	$58,467,578
Germany	54,395,281	—	—	54,395,281
Japan	72,707,001	—	—	72,707,001
Switzerland	64,309,968	—	—	64,309,968
United Kingdom	120,132,638	—	—	120,132,638
Other Countries*	247,700,482	—	—	247,700,482
Preferred Securities:
United Kingdom	—	27,563	—	27,563
Other Countries	3,139,463	—	—	3,139,463
Short-Term Investment Securities:
Commercial Paper	—	1,344,998	—	1,344,998
Registered Investment Companies	28,420,798	—	—	28,420,798
Time Deposits	—	14,604,000	—	14,604,000

Total	$649,273,209	$15,976,561	$—	$665,249,770

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $440,902,678 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.0%
Medical — Drugs	6.8
Computers	5.8
Diversified Manufacturing Operations	4.3
Retail — Drug Store	3.7
Oil Companies — Exploration & Production	3.4
Web Portals/ISP	3.2
Telephone — Integrated	2.9
Cable/Satellite TV	2.9
Oil Companies — Integrated	2.6
Applications Software	2.6
Tobacco	2.5
Cosmetics & Toiletries	2.5
Electronic Components — Semiconductors	2.4
Banks — Super Regional	2.3
Instruments — Controls	2.3
Multimedia	2.2
Insurance — Reinsurance	2.1
Medical — Biomedical/Gene	2.0
Beverages — Non-alcoholic	1.9
Oil — Field Services	1.9
Investment Management/Advisor Services	1.8
Medical Products	1.7
Commercial Services — Finance	1.6
Auto/Truck Parts & Equipment — Original	1.6
Aerospace/Defense — Equipment	1.6
Semiconductor Components — Integrated Circuits	1.5
Entertainment Software	1.4
Repurchase Agreements	1.4
Insurance Brokers	1.4
Medical — Wholesale Drug Distribution	1.3
Electronic Security Devices	1.2
Computers — Memory Devices	1.1
Oil Field Machinery & Equipment	1.1
Chemicals — Diversified	1.0
Broadcast Services/Program	1.0
Apparel Manufacturers	1.0
Medical — HMO	0.9
Medical — Generic Drugs	0.9
Registered Investment Companies	0.9
Pipelines	0.9
Transport — Rail	0.8
Publishing — Periodicals	0.8
E-Commerce/Products	0.8
Beverages — Wine/Spirits	0.7
Casino Hotels	0.7
Transport — Services	0.7
Retail — Building Products	0.6
Commercial Services	0.6
Medical Information Systems	0.5
Retail — Perfume & Cosmetics	0.4
Engineering/R&D Services	0.4
Building & Construction Products — Misc.	0.1

100.7%

*	Calculated as a percentage of net assets

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Aerospace/Defense - Equipment — 1.6%
United Technologies Corp.	24,584	$2,857,152

Apparel Manufacturers — 1.0%
Ralph Lauren Corp.	11,625	1,784,205

Applications Software — 2.6%
Intuit, Inc.	34,095	2,703,392
Microsoft Corp.	46,440	1,901,254

		4,604,646

Auto/Truck Parts & Equipment - Original — 1.6%
Delphi Automotive PLC	42,294	2,920,824

Banks - Super Regional — 2.3%
Wells Fargo & Co.	81,909	4,159,339

Beverages - Non-alcoholic — 1.9%
PepsiCo, Inc.	38,359	3,388,250

Beverages - Wine/Spirits — 0.7%
Diageo PLC ADR	10,016	1,289,961

Broadcast Services/Program — 1.0%
Discovery Communications, Inc., Class A†	23,670	1,821,643

Building & Construction Products - Misc. — 0.1%
Louisiana-Pacific Corp.†#	9,925	140,935

Cable/Satellite TV — 2.9%
Comcast Corp., Class A	82,099	4,285,568
DIRECTV†	11,529	950,451

		5,236,019

Casino Hotels — 0.7%
Wynn Resorts, Ltd.#	5,801	1,247,041

Chemicals - Diversified — 1.0%
Dow Chemical Co.	35,604	1,855,680

Commercial Services — 0.6%
ARAMARK Holdings Corp.#	42,381	1,118,011

Commercial Services - Finance — 1.6%
MasterCard, Inc., Class A	38,742	2,961,826

Computers — 5.8%
Apple, Inc.	15,114	9,567,162
Hewlett-Packard Co.	26,785	897,297

		10,464,459

Computers - Memory Devices — 1.1%
EMC Corp.	72,810	1,933,834

Cosmetics & Toiletries — 2.5%
Procter & Gamble Co.	54,770	4,424,868

Diversified Banking Institutions — 8.0%
Bank of America Corp.	80,602	1,220,314
Citigroup, Inc.	110,095	5,237,219
Goldman Sachs Group, Inc.	11,075	1,769,896
JPMorgan Chase & Co.	111,320	6,186,053

		14,413,482

Diversified Manufacturing Operations — 4.3%
Eaton Corp. PLC	52,761	3,887,958
General Electric Co.	141,797	3,798,742

		7,686,700

E-Commerce/Products — 0.8%
eBay, Inc.†	28,343	1,437,840

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 2.4%
Broadcom Corp., Class A	86,909	$2,769,790
Skyworks Solutions, Inc.	36,316	1,572,846

		4,342,636

Electronic Security Devices — 1.2%
Tyco International, Ltd.	48,727	2,126,446

Engineering/R&D Services — 0.4%
Jacobs Engineering Group, Inc.†	12,275	675,984

Entertainment Software — 1.4%
Electronic Arts, Inc.†	73,625	2,586,446

Instruments - Controls — 2.3%
Honeywell International, Inc.	43,931	4,092,173

Insurance Brokers — 1.4%
Aon PLC	28,141	2,531,002

Insurance - Reinsurance — 2.1%
Berkshire Hathaway, Inc., Class B†	29,789	3,823,120

Investment Management/Advisor Services — 1.8%
BlackRock, Inc.	10,503	3,202,365

Medical Information Systems — 0.5%
IMS Health Holdings, Inc.†	35,901	869,522

Medical Products — 1.7%
Covidien PLC	41,014	2,998,534

Medical - Biomedical/Gene — 2.0%
Celgene Corp.†	20,656	3,160,988
Vertex Pharmaceuticals, Inc.†	6,225	449,818

		3,610,806

Medical - Drugs — 6.8%
Abbott Laboratories	83,307	3,333,113
Johnson & Johnson	45,263	4,592,384
Pfizer, Inc.	63,006	1,866,868
Salix Pharmaceuticals, Ltd.†#	11,665	1,330,743
Zoetis, Inc.	34,200	1,049,940

		12,173,048

Medical - Generic Drugs — 0.9%
Perrigo Co. PLC	11,940	1,650,108

Medical - HMO — 0.9%
Cigna Corp.	18,409	1,652,760

Medical - Wholesale Drug Distribution — 1.3%
Cardinal Health, Inc.	31,894	2,252,673

Multimedia — 2.2%
Viacom, Inc., Class B	45,759	3,904,615

Oil Companies - Exploration & Production — 3.4%
Canadian Natural Resources, Ltd.	49,338	2,006,576
ConocoPhillips	20,576	1,644,845
Newfield Exploration Co.†	22,962	837,654
Noble Energy, Inc.	22,812	1,644,061

		6,133,136

Oil Companies - Integrated — 2.6%
Chevron Corp.	37,800	4,641,462

Oil Field Machinery & Equipment — 1.1%
Cameron International Corp.†	30,025	1,920,099

Oil - Field Services — 1.9%
Halliburton Co.	51,935	3,357,078

Pipelines — 0.9%
Kinder Morgan, Inc.	46,571	1,555,006

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Publishing - Periodicals — 0.8%
Nielsen NV	30,834	$1,488,049

Retail - Building Products — 0.6%
Lowe’s Cos., Inc.	24,435	1,150,400

Retail - Drug Store — 3.7%
CVS Caremark Corp.	57,239	4,482,959
Walgreen Co.	30,931	2,224,248

		6,707,207

Retail - Perfume & Cosmetics — 0.4%
Ulta Salon Cosmetics & Fragrance, Inc.†	7,980	677,502

Semiconductor Components - Integrated Circuits — 1.5%
QUALCOMM, Inc.	33,960	2,732,082

Telephone - Integrated — 2.9%
Verizon Communications, Inc.	105,298	5,260,688

Tobacco — 2.5%
Philip Morris International, Inc.	51,244	4,537,144

Transport - Rail — 0.8%
Kansas City Southern	14,191	1,525,816

Transport - Services — 0.7%
FedEx Corp.	8,205	1,182,833

Web Portals/ISP — 3.2%
Google, Inc., Class A†	5,532	3,162,368
Google, Inc., Class C†	4,542	2,547,971

		5,710,339

Total Long-Term Investment Securities
(cost $138,973,786)		176,817,794

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $1,569,201)	1,569,201	1,569,201

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 1.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/30/2014, to be repurchased 06/02/2014 in the amount of $2,580,000 and collateralized by $2,810,000 of Federal Home Loan Mtg. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $2,636,249 (cost $2,580,000)	$2,580,000	$2,580,000

TOTAL INVESTMENTS
(cost $143,122,987)(2)	100.7%	180,966,995
Liabilities in excess of other assets	(0.7)	(1,317,795)

NET ASSETS	100.0%	$179,649,200

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2014, the Fund had loaned securities with a total value of $2,523,516. This was secured by collateral of $1,569,201, which was received in cash and subsequently invested in short-term investments currently valued at $1,569,201 as reported in the portfolio of investments. Additional collateral of $1,093,857 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	08/01/2027 to 11/15/2040	$43,618
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	866,144
Government National Mtg.Assoc.	0.55% to 4.00%	11/20/2038 to 01/16/2040	184,095

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Computers	$10,464,459	$—	$—	$10,464,459
Diversified Banking Institutions	14,413,482	—	—	14,413,482
Medical - Drugs	12,173,048	—	—	12,173,048
Other Industries*	139,766,805	—	—	139,766,805
Short-Term Investment Securities:
Registered Investment Companies	1,569,201	—	—	1,569,201
Repurchase Agreement	—	2,580,000	—	2,580,000

Total	$178,386,995	$2,580,000	$—	$180,966,995

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Multimedia	7.3%
Computer Services	5.7
Cosmetics & Toiletries	5.6
Medical — Drugs	5.2
Web Portals/ISP	4.9
Registered Investment Companies	4.0
Instruments — Controls	3.7
Finance — Credit Card	3.5
Diversified Manufacturing Operations	3.3
Instruments — Scientific	3.1
Enterprise Software/Service	3.0
Aerospace/Defense — Equipment	3.0
Oil — Field Services	2.9
Textile — Apparel	2.5
Retail — Drug Store	2.5
Commercial Services — Finance	2.4
Computers — Memory Devices	2.4
Investment Management/Advisor Services	2.2
Pharmacy Services	2.1
Food — Misc./Diversified	2.0
Dental Supplies & Equipment	1.9
Retail — Restaurants	1.7
Industrial Gases	1.7
Beverages — Wine/Spirits	1.7
Vitamins & Nutrition Products	1.7
Distribution/Wholesale	1.7
Agricultural Chemicals	1.5
Electronic Components — Semiconductors	1.5
Transport — Services	1.5
Semiconductor Components — Integrated Circuits	1.4
Broadcast Services/Program	1.3
Finance — Other Services	1.2
Apparel Manufacturers	1.1
Athletic Footwear	1.0
Coatings/Paint	1.0
Metal Processors & Fabrication	1.0
Auto/Truck Parts & Equipment — Original	1.0
Oil Companies — Exploration & Production	0.9
Computers	0.8
Beverages — Non-alcoholic	0.8
Electronic Connectors	0.8
E-Commerce/Products	0.7
Retail — Apparel/Shoe	0.7
Soap & Cleaning Preparation	0.6
Advertising Agencies	0.6
Medical Instruments	0.6
Retail — Discount	0.5
Finance — Investment Banker/Broker	0.5
Metal — Diversified	0.4
Decision Support Software	0.3
Commercial Paper	0.2

103.6%

*	Calculated as a percentage of net assets

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.4%
Advertising Agencies — 0.6%
Omnicom Group, Inc.#	33,770	$2,402,736

Aerospace/Defense - Equipment — 3.0%
United Technologies Corp.	104,130	12,101,989

Agricultural Chemicals — 1.5%
Monsanto Co.	51,477	6,272,473

Apparel Manufacturers — 1.1%
VF Corp.	72,868	4,592,141

Athletic Footwear — 1.0%
NIKE, Inc., Class B	55,210	4,246,201

Auto/Truck Parts & Equipment - Original — 1.0%
Johnson Controls, Inc.	80,940	3,914,258

Beverages - Non-alcoholic — 0.8%
PepsiCo, Inc.	36,700	3,241,711

Beverages - Wine/Spirits — 1.7%
Pernod Ricard SA	57,523	7,053,202

Broadcast Services/Program — 1.3%
Discovery Communications, Inc., Class A†	68,220	5,250,211

Coatings/Paint — 1.0%
Sherwin-Williams Co.#	20,624	4,219,877

Commercial Services - Finance — 2.4%
Equifax, Inc.	40,270	2,850,713
Experian PLC	102,054	1,773,921
MasterCard, Inc., Class A	66,775	5,104,949

		9,729,583

Computer Services — 5.7%
Accenture PLC, Class A#	201,880	16,443,126
Cognizant Technology Solutions Corp., Class A†	62,770	3,051,249
International Business Machines Corp.	19,852	3,659,915

		23,154,290

Computers — 0.8%
Apple, Inc.	5,233	3,312,489

Computers - Memory Devices — 2.4%
EMC Corp.	366,170	9,725,475

Cosmetics & Toiletries — 5.6%
Colgate-Palmolive Co.	197,891	13,535,744
Procter & Gamble Co.	116,820	9,437,888

		22,973,632

Decision Support Software — 0.3%
MSCI, Inc.†	32,710	1,411,764

Dental Supplies & Equipment — 1.9%
DENTSPLY International, Inc.	130,200	6,157,158
Patterson Cos., Inc.#	44,680	1,749,669

		7,906,827

Distribution/Wholesale — 1.7%
WW Grainger, Inc.#	26,974	6,969,272

Diversified Manufacturing Operations — 3.3%
Danaher Corp.	170,560	13,377,021

E-Commerce/Products — 0.7%
eBay, Inc.†	56,010	2,841,387

Electronic Components - Semiconductors — 1.5%
Microchip Technology, Inc.#	129,800	6,178,480

Electronic Connectors — 0.8%
Amphenol Corp., Class A	32,400	3,103,920

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 3.0%
Oracle Corp.	291,360	$12,242,947

Finance - Credit Card — 3.5%
Visa, Inc., Class A#	65,901	14,157,512

Finance - Investment Banker/Broker — 0.5%
Charles Schwab Corp.#	72,640	1,831,254

Finance - Other Services — 1.2%
CME Group, Inc.	70,700	5,090,400

Food - Misc./Diversified — 2.0%
Danone SA	106,717	7,947,096

Industrial Gases — 1.7%
Praxair, Inc.	53,700	7,101,288

Instruments - Controls — 3.7%
Mettler-Toledo International, Inc.†	26,472	6,486,169
Sensata Technologies Holding NV†	197,400	8,466,486

		14,952,655

Instruments - Scientific — 3.1%
Thermo Fisher Scientific, Inc.	77,172	9,022,178
Waters Corp.†	35,680	3,573,709

		12,595,887

Investment Management/Advisor Services — 2.2%
Franklin Resources, Inc.	161,846	8,935,518

Medical Instruments — 0.6%
St Jude Medical, Inc.	35,440	2,300,056

Medical - Drugs — 5.2%
Abbott Laboratories	126,260	5,051,663
Allergan, Inc.	12,618	2,113,010
Johnson & Johnson	53,720	5,450,431
Zoetis, Inc.	282,260	8,665,382

		21,280,486

Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	16,680	4,219,706

Metal - Diversified — 0.4%
Rio Tinto PLC	33,720	1,727,860

Multimedia — 7.3%
Time Warner, Inc.	138,800	9,692,404
Twenty-First Century Fox, Inc., Class A#	187,200	6,628,752
Viacom, Inc., Class B	33,430	2,852,582
Walt Disney Co.	124,570	10,465,126

		29,638,864

Oil Companies - Exploration & Production — 0.9%
Occidental Petroleum Corp.	35,320	3,521,051

Oil - Field Services — 2.9%
Schlumberger, Ltd.	113,000	11,756,520

Pharmacy Services — 2.1%
Express Scripts Holding Co.†	121,240	8,665,023

Retail - Apparel/Shoe — 0.7%
Inditex SA	18,415	2,673,406

Retail - Discount — 0.5%
Target Corp.#	36,820	2,089,903

Retail - Drug Store — 2.5%
CVS Caremark Corp.	128,850	10,091,532

Retail - Restaurants — 1.7%
McDonald’s Corp.	70,075	7,107,707

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Components - Integrated Circuits — 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	282,280	$5,803,677

Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.#	36,720	2,542,126

Textile - Apparel — 2.5%
LVMH Moet Hennessy Louis Vuitton SA	51,947	10,334,946

Transport - Services — 1.5%
Expeditors International of Washington, Inc.#	132,460	6,028,255

Vitamins & Nutrition Products — 1.7%
Mead Johnson Nutrition Co.	78,510	7,024,290

Web Portals/ISP — 4.9%
Google, Inc., Class A†	34,694	19,832,825

Total Long-Term Investment Securities
(cost $363,588,289)		405,471,729

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 4.2%
Commercial Paper — 0.2%
HSBC Americas Inc. 0.05% due 06/02/2014	$697,000	$696,999

Registered Investment Companies — 4.0%
State Street Navigator Securities Lending Prime Portfolio(1)	16,406,634	16,406,634

Total Short-Term Investment Securities
(cost $17,103,633)		17,103,633

TOTAL INVESTMENTS
(cost $380,691,922)(2)	103.6%	422,575,362
Liabilities in excess of other assets	(3.6)	(14,525,558)

NET ASSETS	100.0%	$408,049,804

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At May 31, 2014, the Fund had loaned securities with a total value of $16,122,554. This was secured by collateral of $16,406,634, which was received in cash and subsequently invested in short-term investments currently valued at $16,406,634 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Computer Services	$23,154,290	$—	$—	$23,154,290
Cosmetics & Toiletries	22,973,632	—	—	22,973,632
Medical-Drugs	21,280,486	—	—	21,280,486
Multimedia	29,638,864	—	—	29,638,864
Other Industries*	308,424,457	—	—	308,424,457
Short-Term Investment Securities:
Commercial Paper	—	696,999	—	696,999
Registered Investment Companies	16,406,634	—	—	16,406,634

Total	$421,878,363	$696,999	$—	$422,575,362

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	8.8%
Registered Investment Companies	8.6
Banks — Commercial	4.4
Electric — Integrated	2.6
Oil Companies — Exploration & Production	2.4
Insurance — Property/Casualty	2.0
Electronic Components — Semiconductors	2.0
Diversified Manufacturing Operations	1.9
Chemicals — Specialty	1.8
Computers — Integrated Systems	1.8
Gas — Distribution	1.8
U.S. Government Treasuries	1.7
Oil — Field Services	1.7
Medical Products	1.7
Consulting Services	1.5
Investment Management/Advisor Services	1.5
Retail — Apparel/Shoe	1.5
Distribution/Wholesale	1.4
Medical — Drugs	1.3
Aerospace/Defense — Equipment	1.3
Insurance — Reinsurance	1.3
Transport — Truck	1.1
Containers — Paper/Plastic	1.1
Machinery — General Industrial	1.1
Retail — Restaurants	1.0
Medical — Hospitals	1.0
Steel — Producers	0.9
Medical — Biomedical/Gene	0.9
Web Hosting/Design	0.9
Consumer Products — Misc.	0.9
Electronic Measurement Instruments	0.9
Commercial Services — Finance	0.8
Rental Auto/Equipment	0.8
Savings & Loans/Thrifts	0.8
Building — Residential/Commercial	0.8
Electronic Design Automation	0.8
Apparel Manufacturers	0.8
Oil Refining & Marketing	0.7
Food — Misc./Diversified	0.7
Coatings/Paint	0.7
Data Processing/Management	0.7
Insurance Brokers	0.7
Insurance — Multi — line	0.6
Engineering/R&D Services	0.6
Building Products — Cement	0.6
Instruments — Controls	0.6
Soap & Cleaning Preparation	0.6
Enterprise Software/Service	0.6
Insurance — Life/Health	0.6
Retail — Auto Parts	0.6
Airlines	0.6
Transport — Marine	0.6
Machine Tools & Related Products	0.6
Oil Field Machinery & Equipment	0.5
Building & Construction Products — Misc.	0.5
Retail — Jewelry	0.5
Recreational Vehicles	0.5
Filtration/Separation Products	0.5
Electronic Parts Distribution	0.5
Repurchase Agreements	0.5
Oil & Gas Drilling	0.5
Retail — Sporting Goods	0.5
Finance — Investment Banker/Broker	0.5
Batteries/Battery Systems	0.5
Metal Processors & Fabrication	0.4
Food — Dairy Products	0.4
Respiratory Products	0.4
Semiconductor Components — Integrated Circuits	0.4
Computer Aided Design	0.4

X-Ray Equipment	0.4
Diagnostic Kits	0.4
Medical — HMO	0.4
Transactional Software	0.4
Applications Software	0.4
Food — Meat Products	0.4
Human Resources	0.4
Pharmacy Services	0.4
Telecom Services	0.4
Power Converter/Supply Equipment	0.4
Electronic Components — Misc.	0.4
Printing — Commercial	0.4
Multimedia	0.4
Retail — Mail Order	0.4
Physicians Practice Management	0.4
Non-Hazardous Waste Disposal	0.3
Telecommunication Equipment	0.3
Lighting Products & Systems	0.3
Real Estate Management/Services	0.3
Schools	0.3
Decision Support Software	0.3
Transport — Rail	0.3
Industrial Automated/Robotic	0.3
Shipbuilding	0.3
Networking Products	0.3
Medical Instruments	0.3
Medical Labs & Testing Services	0.3
Machinery — Farming	0.3
Telecom Equipment — Fiber Optics	0.3
Auto — Heavy Duty Trucks	0.3
Water	0.3
Machinery — Pumps	0.3
Finance — Other Services	0.3
Miscellaneous Manufacturing	0.3
Retail — Catalog Shopping	0.3
Retail — Discount	0.3
Machinery — Construction & Mining	0.3
Funeral Services & Related Items	0.3
Wireless Equipment	0.3
Steel Pipe & Tube	0.3
Gold Mining	0.3
Leisure Products	0.2
Retail — Automobile	0.2
Dental Supplies & Equipment	0.2
Commercial Services	0.2
Building Products — Air & Heating	0.2
Chemicals — Plastics	0.2
Containers — Metal/Glass	0.2
Finance — Consumer Loans	0.2
Television	0.2
Food — Baking	0.2
Aerospace/Defense	0.2
Office Furnishings — Original	0.2
Instruments — Scientific	0.2
Semiconductor Equipment	0.2
Machinery — Electrical	0.2
Hazardous Waste Disposal	0.2
Food — Wholesale/Distribution	0.2
Home Furnishings	0.2
Retail — Petroleum Products	0.2
Internet Infrastructure Software	0.2
Theaters	0.2
Advertising Sales	0.2
Computer Services	0.2
Medical Sterilization Products	0.2
Quarrying	0.2
Transport — Equipment & Leasing	0.2
Veterinary Diagnostics	0.2
Paper & Related Products	0.2

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited) — (continued)

Industry Allocation* (continued)

Web Portals/ISP	0.2%
Telephone-Integrated	0.2
Retail — Major Department Stores	0.2
Auction Houses/Art Dealers	0.2
Building — Mobile Home/Manufactured Housing	0.2
Computers — Periphery Equipment	0.2
Footwear & Related Apparel	0.2
Communications Software	0.2
Publishing — Books	0.2
Retail — Misc./Diversified	0.2
Retail — Office Supplies	0.2
Metal — Iron	0.1
Medical Information Systems	0.1
Casino Services	0.1
Chemicals — Diversified	0.1
Food — Flour & Grain	0.1
Recreational Centers	0.1
Motion Pictures & Services	0.1
Building — Maintenance & Services	0.1
Publishing — Newspapers	0.1
Environmental Monitoring & Detection	0.1
Real Estate Operations & Development	0.1
E-Marketing/Info	0.1
Food — Retail	0.1
Security Services	0.1
Building — Heavy Construction	0.1
Patient Monitoring Equipment	0.1
Tobacco	0.1
Agricultural Chemicals	0.1
Racetracks	0.1

108.7%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.9%
Advertising Sales — 0.2%
Lamar Advertising Co., Class A#	129,191	$6,374,284

Aerospace/Defense — 0.2%
Esterline Technologies Corp.†	62,809	7,000,063

Aerospace/Defense - Equipment — 1.3%
Alliant Techsystems, Inc.	62,830	7,934,801
B/E Aerospace, Inc.†	195,042	18,870,313
Exelis, Inc.	374,158	6,390,619
Triumph Group, Inc.#	103,572	7,177,539

		40,373,272

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†#	109,156	1,769,419

Airlines — 0.6%
Alaska Air Group, Inc.	135,607	13,351,865
JetBlue Airways Corp.†#	449,417	4,341,368

		17,693,233

Apparel Manufacturers — 0.8%
Carter’s, Inc.	105,917	7,639,793
Hanesbrands, Inc.	196,363	16,657,473

		24,297,266

Applications Software — 0.4%
Compuware Corp.	430,762	4,264,544
PTC, Inc.†	234,352	8,624,153

		12,888,697

Auction House/Art Dealers — 0.2%
Sotheby’s#	136,527	5,390,086

Auto - Heavy Duty Trucks — 0.3%
Oshkosh Corp.	166,101	8,977,759

Banks - Commercial — 4.4%
Associated Banc-Corp.	317,903	5,477,469
BancorpSouth, Inc.#	166,058	3,902,363
Bank of Hawaii Corp.	87,928	4,902,865
Cathay General Bancorp	146,132	3,511,552
City National Corp.	93,922	6,676,915
Commerce Bancshares, Inc.#	161,035	6,990,529
Cullen/Frost Bankers, Inc.#	104,357	7,812,165
East West Bancorp, Inc.	282,731	9,465,834
First Horizon National Corp.	466,651	5,347,821
FirstMerit Corp.	325,849	6,083,601
Fulton Financial Corp.	377,838	4,515,164
Hancock Holding Co.	162,441	5,487,257
International Bancshares Corp.	112,784	2,718,094
PacWest Bancorp	188,597	7,623,091
Prosperity Bancshares, Inc.	118,393	6,882,185
Signature Bank†	93,373	10,814,461
SVB Financial Group†	98,256	10,361,095
Synovus Financial Corp.	274,257	6,324,366
TCF Financial Corp.	326,681	5,190,961
Trustmark Corp.#	133,094	3,081,126
Umpqua Holdings Corp.	337,537	5,592,988
Valley National Bancorp.#	395,326	3,830,709
Webster Financial Corp.	178,413	5,338,117
Westamerica Bancorporation#	52,139	2,553,247

		140,483,975

Batteries/Battery Systems — 0.5%
Energizer Holdings, Inc.	123,641	14,342,356

Security Description	Shares	Value (Note 2)

Building & Construction Products - Misc. — 0.5%
Fortune Brands Home & Security, Inc.	327,066	$13,076,099
Louisiana-Pacific Corp.†#	278,885	3,960,167

		17,036,266

Building Products - Air & Heating — 0.2%
Lennox International, Inc.	88,891	7,548,624

Building Products - Cement — 0.6%
Eagle Materials, Inc.	98,660	8,580,460
Martin Marietta Materials, Inc.	91,131	11,190,887

		19,771,347

Building - Heavy Construction — 0.1%
Granite Construction, Inc.	71,458	2,538,188

Building - Maintenance & Services — 0.1%
Rollins, Inc.	126,908	3,892,268

Building - Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	88,400	5,304,000

Building - Residential/Commercial — 0.8%
KB Home#	175,904	2,898,898
MDC Holdings, Inc.#	77,058	2,204,630
NVR, Inc.†	8,124	9,047,211
Toll Brothers, Inc.†#	315,733	11,435,849

		25,586,588

Casino Services — 0.1%
Bally Technologies, Inc.†#	77,188	4,554,092

Chemicals - Diversified — 0.1%
Olin Corp.#	156,927	4,276,261

Chemicals - Plastics — 0.2%
PolyOne Corp.	187,092	7,508,002

Chemicals - Specialty — 1.8%
Albemarle Corp.	156,950	10,859,371
Ashland, Inc.	142,857	14,714,271
Cabot Corp.	118,195	6,683,927
Cytec Industries, Inc.	70,438	6,998,015
Minerals Technologies, Inc.	67,972	4,214,264
NewMarket Corp.#	22,079	8,644,149
Sensient Technologies Corp.	99,098	5,430,571

		57,544,568

Coatings/Paint — 0.7%
RPM International, Inc.	262,925	11,324,180
Valspar Corp.	155,350	11,598,431

		22,922,611

Commercial Services — 0.2%
Convergys Corp.	198,963	4,341,373
HMS Holdings Corp.†#	172,719	3,247,117

		7,588,490

Commercial Services - Finance — 0.8%
Global Payments, Inc.	141,992	9,734,972
SEI Investments Co.	281,079	9,255,931
WEX, Inc.†	76,781	7,393,242

		26,384,145

Communications Software — 0.2%
SolarWinds, Inc.†	129,051	5,044,604

Computer Aided Design — 0.4%
ANSYS, Inc.†	182,699	13,419,242

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Services — 0.2%
DST Systems, Inc.	68,399	$6,234,569

Computers - Integrated Systems — 1.8%
3D Systems Corp.†#	200,427	10,151,628
Diebold, Inc.#	126,926	4,763,533
Jack Henry & Associates, Inc.	168,769	9,786,914
MICROS Systems, Inc.†	148,559	7,936,022
NCR Corp.†	329,111	10,748,765
Riverbed Technology, Inc.†	315,860	6,418,275
VeriFone Systems, Inc.†	219,337	7,196,447

		57,001,584

Computers - Periphery Equipment — 0.2%
Lexmark International, Inc., Class A	121,546	5,298,190

Consulting Services — 1.5%
CoreLogic, Inc.†	180,199	5,141,077
Corporate Executive Board Co.	66,401	4,526,556
FTI Consulting, Inc.†#	80,226	2,588,893
Gartner, Inc.†	181,984	12,937,243
Leidos Holdings, Inc.#	132,689	5,062,085
Science Applications International Corp.	82,250	3,185,543
Towers Watson & Co., Class A	126,708	14,255,917

		47,697,314

Consumer Products - Misc. — 0.9%
Jarden Corp.†	244,285	13,821,645
Scotts Miracle-Gro Co., Class A	86,989	5,214,991
Tupperware Brands Corp.#	99,420	8,323,442

		27,360,078

Containers - Metal/Glass — 0.2%
Greif, Inc., Class A	60,219	3,289,162
Silgan Holdings, Inc.	86,387	4,218,277

		7,507,439

Containers - Paper/Plastic — 1.1%
Packaging Corp. of America	193,885	13,409,087
Rock-Tenn Co., Class A	141,549	14,300,695
Sonoco Products Co.	201,923	8,529,228

		36,239,010

Data Processing/Management — 0.7%
Acxiom Corp.†	150,793	3,427,525
Broadridge Financial Solutions, Inc.	235,814	9,673,090
CommVault Systems, Inc.†	88,142	4,311,907
Fair Isaac Corp.	68,927	4,059,800

		21,472,322

Decision Support Software — 0.3%
MSCI, Inc.†	230,216	9,936,123

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	141,562	7,730,701

Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	101,872	13,088,515

Distribution/Wholesale — 1.4%
Arrow Electronics, Inc.†	197,352	11,387,210
Ingram Micro, Inc., Class A†	305,140	8,473,738
LKQ Corp.†	595,013	16,505,661
Owens & Minor, Inc.#	124,572	4,320,157
Watsco, Inc.	53,603	5,394,070

		46,080,836

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 1.9%
A.O. Smith Corp.	151,326	$7,472,478
Carlisle Cos., Inc.	125,680	10,665,205
Crane Co.	96,624	7,160,805
Harsco Corp.	159,282	4,297,428
ITT Corp.	180,448	7,881,969
SPX Corp.	88,599	9,270,999
Trinity Industries, Inc.	152,978	13,237,186

		59,986,070

E-Marketing/Info — 0.1%
Conversant, Inc.†#	125,000	2,947,500

Electric - Integrated — 2.6%
Alliant Energy Corp.	219,034	12,769,682
Black Hills Corp.	87,860	5,066,886
Cleco Corp.	119,394	6,212,070
Great Plains Energy, Inc.	303,773	7,731,023
Hawaiian Electric Industries, Inc.#	200,221	4,815,315
IDACORP, Inc.#	99,147	5,436,230
MDU Resources Group, Inc.	373,868	12,666,648
OGE Energy Corp.	392,132	14,403,008
PNM Resources, Inc.	157,258	4,475,563
Westar Energy, Inc.#	254,268	9,166,361

		82,742,786

Electronic Components - Misc. — 0.4%
Gentex Corp.	287,557	8,316,148
Vishay Intertechnology, Inc.#	267,816	3,995,815

		12,311,963

Electronic Components - Semiconductors — 2.0%
Advanced Micro Devices, Inc.†#	1,218,519	4,874,076
Cree, Inc.†#	240,097	11,553,468
Fairchild Semiconductor International, Inc.†	246,279	3,612,913
International Rectifier Corp.†	140,676	3,772,930
Intersil Corp., Class A	252,229	3,548,862
Rovi Corp.†	194,464	4,700,195
Semtech Corp.†	135,514	3,515,233
Silicon Laboratories, Inc.†	77,788	3,509,794
Skyworks Solutions, Inc.	372,999	16,154,587
SunEdison, Inc.†#	485,233	9,554,238

		64,796,296

Electronic Design Automation — 0.8%
Cadence Design Systems, Inc.†	570,751	9,525,834
Mentor Graphics Corp.	192,330	4,075,473
Synopsys, Inc.†	304,204	11,708,812

		25,310,119

Electronic Measurement Instruments — 0.9%
Itron, Inc.†#	77,316	2,972,800
National Instruments Corp.	194,082	5,558,509
Trimble Navigation, Ltd.†	513,003	18,504,018

		27,035,327

Electronic Parts Distribution — 0.5%
Avnet, Inc.	273,089	11,898,488
Tech Data Corp.†	75,144	4,471,819

		16,370,307

Engineering/R&D Services — 0.6%
AECOM Technology Corp.†	195,575	6,285,780
KBR, Inc.	292,492	7,104,631
URS Corp.	142,416	6,408,720

		19,799,131

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service — 0.6%
Advent Software, Inc.	80,063	$2,422,707
Concur Technologies, Inc.†#	93,916	8,017,609
Informatica Corp.†	215,614	7,889,316

		18,329,632

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	62,448	3,413,408

Filtration/Separation Products — 0.5%
CLARCOR, Inc.	99,526	5,825,257
Donaldson Co., Inc.	263,711	10,740,949

		16,566,206

Finance - Consumer Loans — 0.2%
SLM Corp.	846,367	7,287,220

Finance - Investment Banker/Broker — 0.5%
Greenhill & Co., Inc.#	52,460	2,608,311
Raymond James Financial, Inc.	244,530	11,835,252

		14,443,563

Finance - Other Services — 0.3%
CBOE Holdings, Inc.	170,743	8,653,255

Food - Baking — 0.2%
Flowers Foods, Inc.	345,950	7,213,058

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	40,821	1,187,891

Food - Dairy Products — 0.4%
Dean Foods Co.#	187,445	3,257,794
WhiteWave Foods Co., Class A†	342,592	10,788,222

		14,046,016

Food - Flour & Grain — 0.1%
Post Holdings, Inc.†	85,316	4,263,241

Food - Meat Products — 0.4%
Hillshire Brands Co.	241,700	12,877,776

Food - Misc./Diversified — 0.7%
Hain Celestial Group, Inc.†#	98,466	8,932,835
Ingredion, Inc.	147,067	11,199,152
Lancaster Colony Corp.	38,254	3,415,700

		23,547,687

Food - Retail — 0.1%
SUPERVALU, Inc.†#	389,632	2,910,551

Food - Wholesale/Distribution — 0.2%
United Natural Foods, Inc.†	97,943	6,602,338

Footwear & Related Apparel — 0.2%
Deckers Outdoor Corp.†#	68,351	5,282,849

Funeral Services & Related Items — 0.3%
Service Corp. International	419,302	8,394,426

Gas - Distribution — 1.8%
Atmos Energy Corp.	197,741	9,906,824
National Fuel Gas Co.#	165,389	12,404,175
ONE Gas, Inc.	102,545	3,756,223
Questar Corp.	345,724	8,321,577
UGI Corp.	226,566	11,026,967
Vectren Corp.	162,716	6,489,114
WGL Holdings, Inc.	102,387	4,151,793

		56,056,673

Gold Mining — 0.3%
Royal Gold, Inc.#	128,556	8,063,032

Security Description	Shares	Value (Note 2)

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†#	109,093	$6,666,673

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†#	119,722	6,579,921

Human Resources — 0.4%
Manpowergroup, Inc.	157,070	12,876,599

Industrial Automated/Robotic — 0.3%
Nordson Corp.	119,423	9,737,751

Instruments - Controls — 0.6%
Mettler-Toledo International, Inc.†	58,023	14,216,795
Woodward, Inc.	118,085	5,278,400

		19,495,195

Instruments - Scientific — 0.2%
FEI Co.	83,373	6,957,477

Insurance Brokers — 0.7%
Arthur J. Gallagher & Co.	301,749	13,829,157
Brown & Brown, Inc.	235,443	7,108,024

		20,937,181

Insurance - Life/Health — 0.6%
Primerica, Inc.	108,517	4,887,606
Protective Life Corp.	155,180	8,115,914
StanCorp Financial Group, Inc.	86,305	5,186,930

		18,190,450

Insurance - Multi-line — 0.6%
American Financial Group, Inc.	141,452	8,257,968
Kemper Corp.	100,826	3,523,868
Old Republic International Corp.	478,240	8,177,904

		19,959,740

Insurance - Property/Casualty — 2.0%
Alleghany Corp.†	32,989	13,892,328
Fidelity National Financial, Inc., Class A	545,547	18,188,537
First American Financial Corp.	209,557	5,871,787
Hanover Insurance Group, Inc.	86,634	5,202,372
HCC Insurance Holdings, Inc.	197,032	9,256,563
Mercury General Corp.	71,634	3,377,543
WR Berkley Corp.	205,552	9,161,453

		64,950,583

Insurance - Reinsurance — 1.3%
Aspen Insurance Holdings, Ltd.	128,600	5,909,170
Everest Re Group, Ltd.	93,529	14,966,511
Reinsurance Group of America, Inc.	139,715	10,920,124
RenaissanceRe Holdings, Ltd.#	82,260	8,569,024

		40,364,829

Internet Infrastructure Software — 0.2%
TIBCO Software, Inc.†	301,327	6,481,544

Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.†	105,145	19,830,347
Eaton Vance Corp.#	242,314	9,001,965
Federated Investors, Inc., Class B#	186,212	5,264,213
Janus Capital Group, Inc.#	297,979	3,480,395
Waddell & Reed Financial, Inc., Class A	167,531	10,115,522

		47,692,442

Leisure Products — 0.2%
Brunswick Corp.	182,750	7,876,525

Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	85,012	10,669,856

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machine Tools & Related Products — 0.6%
Kennametal, Inc.	155,178	$6,989,217
Lincoln Electric Holdings, Inc.	159,935	10,506,130

		17,495,347

Machinery - Construction & Mining — 0.3%
Terex Corp.	218,552	8,405,510

Machinery - Electrical — 0.2%
Regal-Beloit Corp.	89,015	6,794,515

Machinery - Farming — 0.3%
AGCO Corp.	172,019	9,282,145

Machinery - General Industrial — 1.1%
IDEX Corp.	159,697	12,245,566
Wabtec Corp.	189,524	14,923,120
Zebra Technologies Corp., Class A†	99,441	7,388,466

		34,557,152

Machinery - Pumps — 0.3%
Graco, Inc.	120,158	8,769,131

Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	314,614	4,637,410

Medical Instruments — 0.3%
Techne Corp.	65,567	5,756,127
Thoratec Corp.†	112,095	3,712,586

		9,468,713

Medical Labs & Testing Services — 0.3%
Covance, Inc.†	111,817	9,376,974

Medical Products — 1.7%
Cooper Cos., Inc.	94,485	12,190,455
Henry Schein, Inc.†	168,682	20,182,801
Hill-Rom Holdings, Inc.	113,434	4,502,195
Sirona Dental Systems, Inc.†#	109,145	8,209,887
Teleflex, Inc.	81,373	8,677,617

		53,762,955

Medical Sterilization Products — 0.2%
STERIS Corp.	116,343	6,226,677

Medical - Biomedical/Gene — 0.9%
Bio-Rad Laboratories, Inc., Class A†	39,656	4,787,669
Charles River Laboratories International, Inc.†	94,092	5,041,449
Cubist Pharmaceuticals, Inc.†	147,671	9,834,889
United Therapeutics Corp.†	91,683	8,777,730

		28,441,737

Medical - Drugs — 1.3%
Endo International PLC†	271,443	19,161,162
Mallinckrodt PLC†#	114,841	8,930,036
Salix Pharmaceuticals, Ltd.†#	125,038	14,264,335

		42,355,533

Medical - HMO — 0.4%
Health Net, Inc.†	157,963	6,315,361
WellCare Health Plans, Inc.†	86,419	6,693,151

		13,008,512

Medical - Hospitals — 1.0%
Community Health Systems, Inc.†#	223,835	9,349,588
LifePoint Hospitals, Inc.†	87,813	5,377,668
Universal Health Services, Inc., Class B	177,163	15,868,490

		30,595,746

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication — 0.4%
Timken Co.	153,867	$9,881,339
Worthington Industries, Inc.	104,259	4,201,637

		14,082,976

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc.#	302,235	4,739,045

Miscellaneous Manufacturing — 0.3%
AptarGroup, Inc.	129,374	8,615,015

Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†#	141,914	3,984,945

Multimedia — 0.4%
FactSet Research Systems, Inc.#	78,550	8,415,847
Meredith Corp.	73,227	3,292,286

		11,708,133

Networking Products — 0.3%
Fortinet, Inc.†	270,073	6,068,540
Polycom, Inc.†	270,248	3,445,662

		9,514,202

Non-Hazardous Waste Disposal — 0.3%
Waste Connections, Inc.	244,020	11,119,991

Office Furnishings - Original — 0.2%
Herman Miller, Inc.	116,598	3,646,020
HNI Corp.	88,808	3,324,083

		6,970,103

Oil & Gas Drilling — 0.5%
Atwood Oceanics, Inc.†	114,089	5,630,292
Patterson-UTI Energy, Inc.	284,751	9,422,411

		15,052,703

Oil Companies - Exploration & Production — 2.4%
Bill Barrett Corp.†	97,043	2,426,075
Cimarex Energy Co.	171,785	22,182,597
Energen Corp.	143,557	12,256,897
Gulfport Energy Corp.†	168,243	10,351,992
Rosetta Resources, Inc.†	121,109	5,707,867
SM Energy Co.	132,386	10,036,183
Unit Corp.†	86,507	5,494,924
WPX Energy, Inc.†#	398,283	8,435,634

		76,892,169

Oil Field Machinery & Equipment — 0.5%
Dresser-Rand Group, Inc.†	150,617	9,217,760
Dril-Quip, Inc.†#	80,305	8,208,777

		17,426,537

Oil Refining & Marketing — 0.7%
HollyFrontier Corp.#	392,823	19,346,533
Murphy USA, Inc.†	87,671	4,460,700

		23,807,233

Oil-Field Services — 1.7%
CARBO Ceramics, Inc.#	39,224	5,396,046
Helix Energy Solutions Group, Inc.†#	194,136	4,538,900
NOW, Inc.†	211,507	6,842,251
Oceaneering International, Inc.	213,610	15,390,600
Oil States International, Inc.†	105,309	11,329,142
Superior Energy Services, Inc.	313,146	10,393,316

		53,890,255

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Paper & Related Products — 0.2%
Domtar Corp.	64,209	$5,835,314

Patient Monitoring Equipment — 0.1%
Masimo Corp.†	101,875	2,510,200

Pharmacy Services — 0.4%
Omnicare, Inc.	197,000	12,519,350

Physicians Practice Management — 0.4%
MEDNAX, Inc.†	199,810	11,515,050

Power Converter/Supply Equipment — 0.4%
Hubbell, Inc., Class B	106,408	12,449,736

Printing - Commercial — 0.4%
Deluxe Corp.	99,551	5,583,816
R.R. Donnelley & Sons Co.	390,493	6,185,409

		11,769,225

Publishing - Books — 0.2%
John Wiley & Sons, Inc., Class A	91,953	5,037,185

Publishing - Newspapers — 0.1%
New York Times Co., Class A#	248,362	3,690,659

Quarrying — 0.2%
Compass Minerals International, Inc.	66,124	6,148,871

Racetracks — 0.1%
International Speedway Corp., Class A	55,100	1,713,059

Real Estate Investment Trusts — 8.8%
Alexandria Real Estate Equities, Inc.	141,439	10,762,093
American Campus Communities, Inc.	206,870	8,034,831
BioMed Realty Trust, Inc.	380,188	8,250,080
Camden Property Trust	168,644	11,845,555
Corporate Office Properties Trust	172,608	4,755,350
Corrections Corp. of America#	228,924	7,446,898
Duke Realty Corp.	645,661	11,428,200
Equity One, Inc.	125,006	2,870,138
Extra Space Storage, Inc.	217,195	11,370,158
Federal Realty Investment Trust	131,924	15,767,556
Highwoods Properties, Inc.	177,537	7,204,451
Home Properties, Inc.	112,638	7,003,831
Hospitality Properties Trust	295,385	8,569,119
Kilroy Realty Corp.	162,099	9,819,957
Liberty Property Trust	289,422	11,203,526
Mack-Cali Realty Corp.	174,904	3,804,162
Mid-America Apartment Communities, Inc.	148,011	10,708,596
National Retail Properties, Inc.#	240,865	8,425,458
Omega Healthcare Investors, Inc.	245,256	9,047,494
Potlatch Corp.	80,030	3,214,005
Rayonier, Inc.	249,617	11,881,769
Realty Income Corp.#	433,538	18,772,195
Regency Centers Corp.	182,292	9,734,393
Senior Housing Properties Trust	398,167	9,548,045
SL Green Realty Corp.	187,650	20,545,798
Taubman Centers, Inc.	124,629	9,334,712
UDR, Inc.	496,401	13,660,955
Washington Prime Group, Inc.†	310,217	6,170,216
Weingarten Realty Investors	221,502	7,041,549

		278,221,090

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	87,858	10,656,297

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	84,562	3,205,745

Recreational Centers — 0.1%
Life Time Fitness, Inc.†#	76,498	4,069,694

Security Description	Shares	Value (Note 2)

Recreational Vehicles — 0.5%
Polaris Industries, Inc.	129,751	$16,727,499

Rental Auto/Equipment — 0.8%
Aaron’s, Inc.	142,102	4,666,630
Rent-A-Center, Inc.	104,194	2,913,264
United Rentals, Inc.†	184,038	18,597,040

		26,176,934

Respiratory Products — 0.4%
ResMed, Inc.#	279,675	14,000,530

Retail - Apparel/Shoe — 1.5%
Abercrombie & Fitch Co., Class A#	150,838	5,733,352
American Eagle Outfitters, Inc.#	334,945	3,593,960
ANN, Inc.†	90,661	3,523,993
Ascena Retail Group, Inc.†	254,850	4,254,721
Chico’s FAS, Inc.	313,500	4,752,660
Foot Locker, Inc.	289,702	13,957,842
Guess?, Inc.	117,306	2,991,303
Kate Spade & Co.†	243,621	8,870,241

		47,678,072

Retail - Auto Parts — 0.6%
Advance Auto Parts, Inc.	143,977	17,877,624

Retail - Automobile — 0.2%
Copart, Inc.†	221,165	7,866,839

Retail - Catalog Shopping — 0.3%
MSC Industrial Direct Co., Inc., Class A	93,233	8,574,639

Retail - Discount — 0.3%
Big Lots, Inc.†	115,262	4,891,719
HSN, Inc.	66,072	3,674,925

		8,566,644

Retail - Jewelry — 0.5%
Signet Jewelers, Ltd.	158,366	16,801,049

Retail - Mail Order — 0.4%
Williams-Sonoma, Inc.	173,134	11,586,127

Retail - Major Department Stores — 0.2%
J.C. Penney Co., Inc.†#	601,409	5,406,667

Retail - Misc./Diversified — 0.2%
CST Brands, Inc.#	149,255	4,935,863

Retail - Office Supplies — 0.2%
Office Depot, Inc.†#	956,375	4,896,640

Retail - Petroleum Products — 0.2%
World Fuel Services Corp.#	141,916	6,579,226

Retail - Restaurants — 1.0%
Bob Evans Farms, Inc.#	48,740	2,177,216
Brinker International, Inc.	132,554	6,581,306
Cheesecake Factory, Inc.#	93,535	4,290,451
Domino’s Pizza, Inc.	110,031	7,971,746
Panera Bread Co., Class A†	52,002	7,988,027
Wendy’s Co.#	520,490	4,268,018

		33,276,764

Retail - Sporting Goods — 0.5%
Cabela’s, Inc.†#	92,071	5,637,507
Dick’s Sporting Goods, Inc.	201,155	8,941,340

		14,578,847

Savings & Loans/Thrifts — 0.8%
Astoria Financial Corp.	165,870	2,119,819
First Niagara Financial Group, Inc.	698,690	6,015,721

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
New York Community Bancorp, Inc.#	872,951	$13,338,691
Washington Federal, Inc.	202,383	4,215,638

		25,689,869

Schools — 0.3%
Apollo Education Group, Inc.†	195,778	5,246,850
DeVry Education Group, Inc.	112,561	4,753,451

		10,000,301

Security Services — 0.1%
Brink’s Co.	95,294	2,544,350

Semiconductor Components - Integrated Circuits — 0.4%
Atmel Corp.†	839,959	7,038,857
Cypress Semiconductor Corp.#	280,261	2,872,675
Integrated Device Technology, Inc.†	269,368	3,582,594

		13,494,126

Semiconductor Equipment — 0.2%
Teradyne, Inc.#	382,965	6,816,777

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	96,190	9,602,648

Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.	270,854	18,751,222

Steel Pipe & Tube — 0.3%
Valmont Industries, Inc.#	52,969	8,207,547

Steel - Producers — 0.9%
Carpenter Technology Corp.	104,758	6,546,327
Commercial Metals Co.	231,603	4,110,953
Reliance Steel & Aluminum Co.	153,146	11,018,855
Steel Dynamics, Inc.	440,273	7,603,515

		29,279,650

Telecom Equipment - Fiber Optics — 0.3%
Ciena Corp.†#	207,354	4,022,668
JDS Uniphase Corp.	460,982	5,056,972

		9,079,640

Telecom Services — 0.4%
NeuStar, Inc., Class A†#	120,809	3,385,068
tw telecom, Inc.†	277,640	9,103,816

		12,488,884

Telecommunication Equipment — 0.3%
ADTRAN, Inc.	111,828	2,509,420
Knowles Corp.†	167,831	4,734,513
Plantronics, Inc.	84,889	3,848,867

		11,092,800

Telephone - Integrated — 0.2%
Telephone & Data Systems, Inc.	195,400	5,414,534

Television — 0.2%
AMC Networks, Inc., Class A†#	117,043	7,242,621

Theaters — 0.2%
Cinemark Holdings, Inc.	205,016	6,462,104

Tobacco — 0.1%
Universal Corp.#	45,835	2,454,464

Transactional Software — 0.4%
ACI Worldwide, Inc.†	75,914	4,122,889
Solera Holdings, Inc.	136,171	8,885,158

		13,008,047

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Equipment & Leasing — 0.2%
GATX Corp.	90,816	$5,980,234

Transport - Marine — 0.6%
Kirby Corp.†	112,346	12,419,850
Tidewater, Inc.	97,679	5,091,030

		17,510,880

Transport - Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	100,518	9,785,427

Transport - Truck — 1.1%
Con-way, Inc.	112,383	5,193,219
J.B. Hunt Transport Services, Inc.	180,554	14,021,824
Landstar System, Inc.	89,827	5,832,467
Old Dominion Freight Line, Inc.†	137,791	8,813,112
Werner Enterprises, Inc.	90,581	2,391,338

		36,251,960

Veterinary Diagnostics — 0.2%
VCA, Inc.†	174,227	5,862,739

Water — 0.3%
Aqua America, Inc.	349,073	8,859,473

Web Hosting/Design — 0.9%
Equinix, Inc.†#	97,537	19,385,479
Rackspace Hosting, Inc.†	229,614	8,378,615

		27,764,094

Web Portals/ISP — 0.2%
AOL, Inc.†	156,861	5,690,917

Wireless Equipment — 0.3%
InterDigital, Inc.#	79,865	3,034,071
RF Micro Devices, Inc.†	557,829	5,249,171

		8,283,242

X-Ray Equipment — 0.4%
Hologic, Inc.†	541,719	13,239,612

Total Long-Term Investment Securities
(cost $2,150,811,397)		3,112,742,439

SHORT-TERM INVESTMENT SECURITIES — 10.3%
Registered Investment Companies — 8.6%
State Street Navigator Securities Lending Prime Portfolio(1)	273,830,681	273,830,681

U.S. Government Treasuries — 1.7%
United States Treasury Bills Discount Notes
0.02% due 06/19/2014	$5,000,000	4,999,925
0.03% due 06/05/2014(2)	4,300,000	4,299,986
0.03% due 06/19/2014	45,000,000	44,999,550

		54,299,461

Total Short-Term Investment Securities
(cost $328,130,142)		328,130,142

REPURCHASE AGREEMENT — 0.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $15,930,000)	15,930,000	15,930,000

TOTAL INVESTMENTS
(cost $2,494,871,539)(4)	108.7%	3,456,802,581
Liabilities in excess of other assets	(8.7)	(277,771,706)

NET ASSETS	100.0%	$3,179,030,875

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At May 31, 2014, the Fund had loaned securities with a total value of $305,798,645 This was secured by collateral of $273,830,681, which was received in cash and subsequently invested in short-term investments currently valued at $273,830,681 as reported in the portfolio of investments. Additional collateral of $41,873,417 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	08/01/2027 to 11/15/2040	$ 1,367,628
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	27,157,276
Government National Mtg. Assoc.	0.55% to 4.00%	11/20/2038 to 01/16/2040	5,772,146
United States Treasury Bill	zero coupon	10/02/2014	227,170
United States Treasury Notes/Bonds	0.13% to 4.75%	06/30/2014 to 02/15/2043	7,349,197

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2014	Unrealized Appreciation (Depreciation)
488	Long	S&P Mid Cap 400 E-mini Index	June 2014	$65,626,418	$67,187,840	$1,561,422

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Real Estate Investment Trusts	$278,221,090	$—	$—	$278,221,090
Other Industries*	2,834,521,349	—	—	2,834,521,349
Short-Term Investment Securities:
Registered Investment Companies	273,830,681	—	—	273,830,681
U.S. Government Treasuries	—	54,299,461	—	54,299,461
Repurchase Agreement	—	15,930,000	—	15,930,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	1,561,422	—	—	1,561,422

Total	$3,388,134,542	$70,229,461	$—	$3,458,364,003

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Registered Investment Companies	13.4%
Medical — Biomedical/Gene	5.4
Consulting Services	4.2
Medical — Drugs	3.7
Apparel Manufacturers	3.3
Internet Content — Entertainment	3.1
Commercial Services — Finance	2.7
Internet Content — Information/News	2.7
Diversified Manufacturing Operations	2.6
Insurance — Property/Casualty	2.5
Medical Instruments	2.5
Retail — Restaurants	2.5
Auto — Cars/Light Trucks	2.1
Vitamins & Nutrition Products	2.0
Retail — Discount	2.0
Transactional Software	1.9
Medical Information Systems	1.9
Oil Companies — Exploration & Production	1.8
Internet Security	1.8
Time Deposits	1.7
Commercial Services	1.7
Enterprise Software/Service	1.7
Internet Application Software	1.6
Computer Services	1.6
Aerospace/Defense	1.6
E-Commerce/Services	1.6
Decision Support Software	1.5
Auto/Truck Parts & Equipment — Original	1.5
Wireless Equipment	1.5
E-Commerce/Products	1.4
Food — Misc./Diversified	1.3
Networking Products	1.1
Electronic Components — Semiconductors	1.1
Applications Software	1.1
Coatings/Paint	1.0
Medical — Generic Drugs	1.0
Semiconductor Components — Integrated Circuits	0.9
Electric Products — Misc.	0.9
Data Processing/Management	0.9
Food — Confectionery	0.9
Airlines	0.8
Home Decoration Products	0.8
Aerospace/Defense — Equipment	0.7
Medical — Wholesale Drug Distribution	0.7
Hotels/Motels	0.7
Chemicals — Specialty	0.7
Real Estate Management/Services	0.7
Retail — Auto Parts	0.7
Hazardous Waste Disposal	0.7
Publishing — Periodicals	0.6
Coffee	0.6
Advertising Services	0.6
Casino Hotels	0.6
Banks — Commercial	0.6
Human Resources	0.6
Industrial Gases	0.6
Computer Software	0.6
Appliances	0.6
Broadcast Services/Program	0.6
Retail — Gardening Products	0.6
Web Portals/ISP	0.5
Television	0.5
Medical Products	0.5
Building & Construction Products — Misc.	0.5
Transport — Rail	0.5
Instruments — Scientific	0.5
Computer Graphics	0.5
Internet Incubators	0.5
Electronic Measurement Instruments	0.5

Retail — Apparel/Shoe	0.5
Footwear & Related Apparel	0.5
Insurance — Life/Health	0.4
Auto — Heavy Duty Trucks	0.4
Building Products — Cement	0.4
Web Hosting/Design	0.4
Computers — Memory Devices	0.4
Transport — Truck	0.4
Computer Aided Design	0.4
Metal — Diversified	0.4
Patient Monitoring Equipment	0.4
Semiconductor Equipment	0.3
Oil — Field Services	0.3
Computers — Integrated Systems	0.3
Computers — Periphery Equipment	0.3
Energy — Alternate Sources	0.2
Therapeutics	0.1

113.4%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.4%
Advertising Services — 0.6%
Aimia, Inc.	102,732	$1,834,263

Aerospace/Defense — 1.6%
TransDigm Group, Inc.#	24,566	4,635,850

Aerospace/Defense - Equipment — 0.7%
B/E Aerospace, Inc.†	22,775	2,203,481

Airlines — 0.8%
United Continental Holdings, Inc.†	56,035	2,486,273

Apparel Manufacturers — 3.3%
Carter’s, Inc.#	59,431	4,286,758
Moncler SpA†	114,891	2,095,491
Ralph Lauren Corp.	10,100	1,550,148
VF Corp.	28,300	1,783,466

		9,715,863

Appliances — 0.6%
Whirlpool Corp.	12,020	1,725,471

Applications Software — 1.1%
NetSuite, Inc.†#	16,529	1,330,419
ServiceNow, Inc.†#	37,366	1,954,616

		3,285,035

Auto - Cars/Light Trucks — 2.1%
Tesla Motors, Inc.†#	29,280	6,083,506

Auto - Heavy Duty Trucks — 0.4%
Oshkosh Corp.	24,040	1,299,362

Auto/Truck Parts & Equipment - Original — 1.5%
Delphi Automotive PLC	38,815	2,680,564
WABCO Holdings, Inc.†	16,970	1,811,887

		4,492,451

Banks - Commercial — 0.6%
First Republic Bank	35,485	1,804,767

Broadcast Services/Program — 0.6%
Scripps Networks Interactive, Inc., Class A#	22,340	1,708,116

Building & Construction Products - Misc. — 0.5%
Armstrong World Industries, Inc.†#	29,455	1,563,177

Building Products - Cement — 0.4%
Vulcan Materials Co.	21,170	1,290,735

Casino Hotels — 0.6%
Wynn Resorts, Ltd.	8,470	1,820,796

Chemicals - Specialty — 0.7%
International Flavors & Fragrances, Inc.	21,065	2,090,912

Coatings/Paint — 1.0%
Sherwin-Williams Co.	14,090	2,882,955

Coffee — 0.6%
Keurig Green Mountain, Inc.#	16,302	1,838,540

Commercial Services — 1.7%
Edenred	161,722	5,069,279

Commercial Services - Finance — 2.7%
FleetCor Technologies, Inc.†	36,242	4,581,351
McGraw Hill Financial, Inc.	21,205	1,733,933
SEI Investments Co.	53,080	1,747,924

		8,063,208

Computer Aided Design — 0.4%
Aspen Technology, Inc.†	26,380	1,134,076

Computer Graphics — 0.5%
Tableau Software, Inc., Class A†#	25,223	1,463,943

Security Description	Shares	Value (Note 2)

Computer Services — 1.6%
IHS, Inc., Class A†#	37,541	$4,726,787

Computer Software — 0.6%
Akamai Technologies, Inc.†	32,130	1,745,944

Computers - Integrated Systems — 0.3%
3D Systems Corp.†#	16,647	843,171

Computers - Memory Devices — 0.4%
Western Digital Corp.	13,270	1,165,769

Computers - Periphery Equipment — 0.3%
Stratasys, Ltd.†#	9,053	842,110

Consulting Services — 4.2%
Gartner, Inc.†	62,698	4,457,201
Qualicorp SA†	149,364	1,573,445
Towers Watson & Co., Class A	12,220	1,374,872
Verisk Analytics, Inc., Class A†	84,083	4,976,873

		12,382,391

Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.	33,110	1,792,906

Decision Support Software — 1.5%
MSCI, Inc.†	105,347	4,546,777

Diversified Manufacturing Operations — 2.6%
Colfax Corp.†#	82,996	6,041,279
Eaton Corp. PLC	24,720	1,821,617

		7,862,896

E-Commerce/Products — 1.2%
ASOS PLC†	11,827	897,451
MercadoLibre, Inc.#	10,511	894,171
zulily, Inc., Class A†#	52,021	1,806,689

		3,598,311

E-Commerce/Services — 1.6%
Ctrip.com International, Ltd. ADR†	22,701	1,258,089
Groupon, Inc.†#	224,506	1,320,095
TripAdvisor, Inc.†#	21,028	2,043,291

		4,621,475

Electric Products - Misc. — 0.9%
AMETEK, Inc.#	50,950	2,704,426

Electronic Components - Semiconductors — 1.1%
Avago Technologies, Ltd.#	22,195	1,568,521
Microchip Technology, Inc.#	36,140	1,720,264

		3,288,785

Electronic Measurement Instruments — 0.5%
Trimble Navigation, Ltd.†#	38,225	1,378,776

Energy - Alternate Sources — 0.2%
SolarCity Corp.†#	12,525	657,563

Enterprise Software/Service — 1.7%
Workday, Inc., Class A†#	63,428	4,970,852

Food - Confectionery — 0.9%
Hershey Co.#	25,910	2,522,079

Food - Misc./Diversified — 1.3%
McCormick & Co., Inc.#	53,875	3,895,701

Footwear & Related Apparel — 0.5%
Deckers Outdoor Corp.†#	17,325	1,339,049

Hazardous Waste Disposal — 0.7%
Stericycle, Inc.†#	17,665	2,020,346

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Home Decoration Products — 0.8%
Newell Rubbermaid, Inc.	76,420	$2,237,578

Hotel/Motels — 0.7%
Starwood Hotels & Resorts Worldwide, Inc.	26,480	2,114,428

Human Resources — 0.6%
Team Health Holdings, Inc.†	35,075	1,780,758

Industrial Gases — 0.6%
Airgas, Inc.	16,725	1,778,202

Instruments - Scientific — 0.5%
PerkinElmer, Inc.#	33,920	1,525,382

Insurance - Life/Health — 0.4%
Lincoln National Corp.	27,185	1,303,793

Insurance - Property/Casualty — 2.5%
Arch Capital Group, Ltd.†	67,061	3,817,783
Progressive Corp.	147,893	3,701,762

		7,519,545

Internet Application Software — 1.6%
Splunk, Inc.†	93,513	3,914,454
Zynga, Inc., Class A†#	235,826	813,600

		4,728,054

Internet Content - Entertainment — 3.1%
Pandora Media, Inc.†#	77,027	1,889,472
Twitter, Inc.†#	176,754	5,733,900
Youku Tudou, Inc. ADR†#	85,873	1,674,524

		9,297,896

Internet Content - Information/News — 2.7%
LinkedIn Corp., Class A†#	37,067	5,934,056
Yelp, Inc.†#	30,745	2,033,782

		7,967,838

Internet Incubators — 0.5%
HomeAway, Inc.†#	45,655	1,406,174

Internet Security — 1.8%
FireEye, Inc.†#	100,687	3,309,582
Qihoo 360 Technology Co., Ltd. ADR†#	21,405	1,965,621

		5,275,203

Medical Information Systems — 1.9%
athenahealth, Inc.†#	44,424	5,637,850

Medical Instruments — 2.5%
Boston Scientific Corp.†#	121,895	1,563,913
Intuitive Surgical, Inc.†	15,743	5,820,817

		7,384,730

Medical Products — 0.5%
Cooper Cos., Inc.#	12,180	1,571,464

Medical - Biomedical/Gene — 5.4%
Alexion Pharmaceuticals, Inc.†	11,540	1,919,333
Alnylam Pharmaceuticals, Inc.†#	9,105	539,835
Illumina, Inc.†#	82,161	13,001,978
Intercept Pharmaceuticals, Inc.†#	820	194,020
Seattle Genetics, Inc.†#	10,918	364,334

		16,019,500

Medical - Drugs — 3.7%
Endo International PLC†#	92,616	6,537,763
Ironwood Pharmaceuticals, Inc.†#	86,092	1,232,837
Quintiles Transnational Holdings, Inc.†	32,555	1,659,654
Salix Pharmaceuticals, Ltd.†	13,170	1,502,434

		10,932,688

Security Description	Shares	Value (Note 2)

Medical - Generic Drugs — 1.0%
Mylan, Inc.†#	57,360	$2,858,822

Medical - Wholesale Drug Distribution — 0.7%
Cardinal Health, Inc.	30,615	2,162,337

Metal - Diversified — 0.4%
Constellium NV, Class A†	38,110	1,110,525

Networking Products — 1.1%
Palo Alto Networks, Inc.†#	44,288	3,317,614

Oil Companies - Exploration & Production — 1.8%
Cabot Oil & Gas Corp.#	39,400	1,427,856
Concho Resources, Inc.†	14,495	1,910,441
Range Resources Corp.	21,919	2,037,371

		5,375,668

Oil - Field Services — 0.3%
Weatherford International, Ltd.†	43,000	932,670

Patient Monitoring Equipment — 0.4%
Insulet Corp.†#	29,230	1,070,695

Publishing - Periodicals — 0.6%
Nielsen NV	39,545	1,908,442

Real Estate Management/Services — 0.7%
CBRE Group, Inc., Class A†	68,260	2,036,878

Retail - Apparel/Shoe — 0.5%
Kate Spade & Co.†	37,700	1,372,657

Retail - Auto Parts — 0.7%
Advance Auto Parts, Inc.	16,355	2,030,800

Retail - Discount — 2.0%
Dollar Tree, Inc.†	111,343	5,904,519

Retail - Gardening Products — 0.6%
Tractor Supply Co.#	25,820	1,678,816

Retail - Restaurants — 2.5%
Chipotle Mexican Grill, Inc.†	3,415	1,868,312
Dunkin’ Brands Group, Inc.#	40,048	1,792,549
Panera Bread Co., Class A†#	23,729	3,645,012

		7,305,873

Semiconductor Components - Integrated Circuits — 0.9%
Atmel Corp.†#	174,100	1,458,958
NXP Semiconductor NV†	21,800	1,353,780

		2,812,738

Semiconductor Equipment — 0.3%
Lam Research Corp.#	16,435	1,019,627

Television — 0.5%
AMC Networks, Inc., Class A†#	25,665	1,588,150

Therapeutics — 0.1%
Pharmacyclics, Inc.†#	4,699	417,412

Transactional Software — 1.9%
Solera Holdings, Inc.#	86,785	5,662,721

Transport - Rail — 0.5%
Genesee & Wyoming, Inc., Class A†	15,880	1,545,918

Transport - Truck — 0.4%
Swift Transportation Co.†#	46,840	1,159,758

Vitamins & Nutrition Products — 2.0%
Mead Johnson Nutrition Co.#	67,365	6,027,147

Web Portals/ISP — 0.5%
Dropbox, Inc.†(1)(2)(3)	89,561	1,556,394

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Wireless Equipment — 1.5%
Motorola Solutions, Inc.	66,128	$4,458,350

Total Common Stocks
(cost $241,913,398)		289,193,787

CONVERTIBLE PREFERRED SECURITIES — 0.9%
Auto - Cars/Light Trucks — 0.0%
Better Place LLC, Series B†(1)(2)(3)	314,973	0

Data Processing/Management — 0.3%
Palantir Technologies, Inc., Series G†(1)(2)(3)	89,856	550,817
Palantir Technologies, Inc., Series H†(1)(2)(3)	24,065	147,519
Palantir Technologies, Inc., Series H-1†(1)(2)(3)	24,065	147,518

		845,854

E-Commerce/Products — 0.2%
Flipkart Online Services Pvt., Ltd., Series D†(1)(2)(3)	13,407	525,434
Peixe Urbano, Inc., Series C†(1)(2)(3)	14,214	5,401

		530,835

Web Hosting/Design — 0.4%
AirBNB, Inc., Series D†(1)(2)(3)	9,806	1,197,696

Web Portals/ISP — 0.0%
Dropbox, Inc., Series A†(1)(2)(3)	8,758	144,651

Total Convertible Preferred Securities
(cost $3,283,961)		2,719,036

Total Long-Term Investment Securities
(cost $245,197,359)		291,912,823

SHORT-TERM INVESTMENT SECURITIES — 15.1%
Registered Investment Companies — 13.4%
State Street Navigator Securities Lending Prime Portfolio(4)	39,701,600	39,701,600

Time Deposits — 1.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/14	$5,145,000	5,145,000

Total Short-Term Investment Securities
(cost $44,846,600)		44,846,600

TOTAL INVESTMENTS
(cost $290,043,959)(5)	113.4%	336,759,423
Liabilities in excess of other assets	(13.4)	(39,691,856)

NET ASSETS	100.0%	$297,067,567

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2014, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acqui sition Cost	Value	Value Per Share	% of Net Assets
Better Place LLC, Series B Convertible Preferred Securities	01/25/2010	262,477	$787,431
	11/30/2011	52,496	—

		314,973	$787,431	$0	$0.00	0.0%

Dropbox, Inc. Common Stock	05/01/2012	89,561	810,680	1,556,394	17.38	0.5
Dropbox, Inc., Series A Convertible Preferred Securities	05/25/2012	8,758	79,351	144,651	16.52	0.0
Palantir Technologies, Inc., Series G Convertible Preferred Securities	07/19/2012	89,856	274,959	550,817	6.13	0.3
Palantir Technologies, Inc., Series H Convertible Preferred Securities	10/25/2013	24,065	84,468	147,519	6.13	0.0
Palantir Technologies, Inc., Series H-1 Convertible Preferred Securities	10/25/2013	24,065	84,468	147,518	6.13	0.0
Flipkart Online Services Pvt., Ltd., Series D Convertible Preferred Securities	10/04/2013	13,407	307,650	525,434	39.19	0.2
Peixe Urbano, Inc., Series C Convertible Preferred Securities	12/02/2011	14,214	467,938	5,401	0.38	0.0
AirBNB, Inc., Series D Convertible Preferred Securities	04/16/2014	9,806	1,197,696	1,197,696	122.14	0.4

				$4,275,430		1.4%

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $4,275,430 representing 1.4% of net assets.
(4)	At May 31, 2014, the Fund had loaned securities with a total value of $39,797,830. This was secured by collateral of $39,701,600, which was received in cash and subsequently invested in short-term investments currently valued at $39,701,600 as reported in the portfolio of investments. Additional collateral of $1,574,673 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	08/01/2027 to 11/15/2040	$62,783
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	1,246,700
Government National Mtg. Assoc.	0.55% to 4.00%	11/20/2038 to 01/16/2040	264,980
United States Treasury Notes/ Bonds	0.25% to 2.13%	02/28/2015 to 01/31/2021	210

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical - Biomedical/Gene	$16,019,500	$—	$—	$16,019,500
Web Portals/ISP	—	—	1,556,394	1,556,394
Other Industries*	271,617,893	—	—	271,617,893
Convertible Preferred Securities	—	—	2,719,036	2,719,036
Short-Term Investment Securities:
Registered Investment Companies	39,701,600	—	—	39,701,600
Time Deposits	—	5,145,000	—	5,145,000

Total	$327,338,993	$5,145,000	$4,275,430	$336,759,423

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $5,069,278 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Preferred Securities
Balance as of 5/31/2013	$779,830	$102,825	$274,959
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	—	—	—
Change in unrealized appreciation(1)	776,564	413,427	275,858
Change in unrealized depreciation(1)	—	(22,316)	—
Net purchases	—	1,674,283	—
Net sales	—		—
Transfers into Level 3	—	550,817	—
Transfers out of Level 3	—	—	(550,817)

Balance as of 05/31/2014	$1,556,394	$2,719,036	$—

(1)	The total change in unrealized appreciation (depreciation) included in the operations attributable to level 3 investments still held at May 31, 2014 includes:

Common Stocks	Convertible Preferred Stock	Preferred Securities
$776,564	$666,969	$—

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 05/31/14	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$1,556,394	Market Comparable and Income Approach	Transaction Price* Enterprise Value/Revenue Multiple* Discount for Lack of Marketability Weighted Average Cost of Capital Perpetual Growth Rate*	$19.1012 12.3x - 19x (15.65x) 15.0% 17% 3.0%
Convertible Preferred Securities	$0	Cost Approach	Net Tangible Assets*	$0.00
	$2,568,984	Market Comparable	Transaction Price*	$6.13 - $122.1391 ($35.94402)
	$5,401	Market Comparable, Income Approach, and Cost Approach	Enterprise Value/Revenue Multiple* Discount for Lack of Marketability Weighted Average Cost of Capital	1.1x 15.0% 30.0%
			Perpetual Growth Rate*	5.50%
			Sale/Merger Scenario*	$2.90
			Net Tangible Assets*	$0.00
	$144,651	Market Comparable and Income Approach	Transaction Price* Enterprise Value/Revenue Multiple*	$19.1012 12.3x - 19x (15.65x)
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

VALIC Company I Money Market I Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

U.S. Government Agencies	31.5%
Foreign Bank	18.3
Money Center Banks	15.7
U.S. Government Treasuries	9.0
Repurchase Agreement	6.2
Commercial Banks-Canadian	4.9
Super-Regional Banks-US	4.4
Domestic Bank	4.3
Diversified Financial Services	2.4
Finance	1.7
Commercial Banks	1.6

100.0%

Credit Quality@#

A-1	95.6%
A-2	4.4

100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poor’s
#	Calculated as a percentage of total debt issues.

Weighted Average days to Maturity — 39.1 days

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 93.8%
Certificates of Deposit — 27.3%
Chase Bank USA NA FRS 0.26% due 04/24/2015	$7,400,000	$7,400,000
Citibank NA 0.20% due 08/27/2014	8,750,000	8,750,000
Deutsche Bank AG NY FRS 0.54% due 03/27/2015	8,750,000	8,750,000
Nordea Bank Finland PLC NY 0.21% due 09/05/2014	7,220,000	7,220,000
Rabobank Nederland NV NY FRS 0.26% due 02/05/2015	7,250,000	7,250,000
Rabobank Nederland NV NY FRS 0.27% due 05/06/2015	7,700,000	7,700,000
Rabobank Nederland NV NY FRS 0.28% due 09/03/2014	2,750,000	2,750,000
Royal Bank of Canada NY FRS 0.25% due 10/17/2014	3,000,000	3,000,000
Royal Bank of Canada NY FRS 0.29% due 06/17/2014	7,350,000	7,350,066
Royal Bank of Canada NY FRS 0.32% due 10/04/2018(1)	7,700,000	7,700,000
Svenska Handelsbanken NY FRS 0.40% due 11/17/2014	8,000,000	8,006,455
UBS AG Stamford CT FRS 0.23% due 10/24/2014	8,500,000	8,500,000
Wells Fargo Bank NA FRS 0.18% due 06/16/2014	200,000	200,002
Wells Fargo Bank NA FRS 0.20% due 12/01/2014	7,100,000	7,100,000
Wells Fargo Bank NA FRS 0.22% due 02/04/2015	8,610,000	8,610,000

Total Certificates of Deposit
(amortized cost $100,286,523)		100,286,523

Commercial Paper — 18.3%
BNP Paribas Finance, Inc. 0.07% due 06/03/2014	17,900,000	17,899,931
Credit Agricole North America, Inc. 0.09% due 06/03/2014	17,900,000	17,899,911
Lloyds Bank PLC 0.05% due 06/03/2014	17,900,000	17,899,950
Nordea Bank AB 0.21% due 09/09/2014*	7,220,000	7,215,788
State Street Corp. 0.19% due 07/08/2014	6,000,000	5,998,828

Total Commercial Paper
(amortized cost $66,914,408)		66,914,408

U.S. Corporate Bonds & Notes — 7.7%
Bank of America NA 0.25% due 06/03/2014	8,400,000	8,400,014
Bank of America NA 0.25% due 12/01/2014	7,650,000	7,650,000
General Electric Capital Corp. FRS 0.49% due 09/15/2014	500,000	500,438
General Electric Capital Corp. 2.15% due 01/09/2015	5,750,000	5,815,252
JPMorgan Chase Bank NA FRS 0.35% due 03/07/2019(1)	5,900,000	5,900,000

Total U.S. Corporate Bonds & Notes
(amortized cost $28,265,704)		28,265,704

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies — 31.5%
Federal Farm Credit Bank
0.08% due 11/25/2014	$2,500,000	$2,499,017
0.09% due 07/01/2014 FRS	2,950,000	2,949,938
0.10% due 03/30/2015 FRS	6,000,000	5,999,753
0.12% due 06/03/2014 FRS	300,000	300,000
0.12% due 06/06/2014 FRS	700,000	700,003
0.13% due 07/23/2014 FRS	1,500,000	1,500,131
0.13% due 02/23/2015 FRS	6,700,000	6,699,729
0.25% due 06/11/2014 FRS	8,750,000	8,750,320
0.27% due 07/14/2014 FRS	750,000	750,134
0.28% due 10/14/2014 FRS	3,000,000	3,002,016
Federal Home Loan Bank
0.04% due 06/27/2014	21,000,000	20,999,393
0.09% due 06/06/2014 FRS	500,000	500,000
0.10% due 06/25/2014	3,250,000	3,249,783
0.10% due 08/04/2014	3,300,000	3,299,938
0.10% due 02/23/2015 FRS	2,800,000	2,799,892
0.11% due 02/17/2015	3,750,000	3,747,009
0.12% due 03/25/2015	3,250,000	3,246,783
0.13% due 06/25/2014 FRS	5,750,000	5,750,199
0.15% due 09/16/2014	3,750,000	3,748,328
0.18% due 06/19/2014	3,300,000	3,299,703
0.18% due 06/26/2014	2,250,000	2,249,719
Federal Home Loan Mtg. Corp.
0.06% due 10/17/2014	7,650,000	7,648,241
Federal National Mtg. Assoc.
0.11% due 07/02/2014	7,200,000	7,199,318
0.36% due 06/23/2014 FRS	14,710,000	14,712,575

Total U.S. Government Agencies
(amortized cost $115,601,922)		115,601,922

U.S. Government Treasuries — 9.0%
United States Treasury Bills
0.02% due 06/05/2014	10,000,000	9,999,983
0.02% due 06/19/2014	20,000,000	19,999,800
0.02% due 07/31/2014	3,000,000	2,999,900

Total U.S. Government Treasuries
(amortized cost $32,999,683)		32,999,683

Total Short-Term Investment Securities — 93.8%
(amortized cost $344,068,240)		344,068,240

REPURCHASE AGREEMENT — 6.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $22,643,000)	22,643,000	22,643,000

TOTAL INVESTMENTS — 100.0%
(amortized cost $366,711,240)(3)	100%	366,711,240
Other assets less liabilities	0.0	56,568

NET ASSETS	100.0%	$366,767,808

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2014, the aggregate value of these securities was $7,215,788 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	The security’s effective maturity date is less than one year.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$100,286,523	$—	$100,286,523
Commercial Paper	—	66,914,408	—	66,914,408
U.S. Corporate Bonds & Notes	—	28,265,704	—	28,265,704
U.S. Government Agencies	—	115,601,922	—	115,601,922
U.S. Government Treasuries	—	32,999,683	—	32,999,683
Repurchase Agreement	—	22,643,000	—	22,643,000

Total	$—	$366,711,240	$—	$366,711,240

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Computers	13.0%
Medical — Biomedical/Gene	10.3
Web Portals/ISP	9.1
Applications Software	8.8
Electronic Components — Semiconductors	6.6
E-Commerce/Products	4.8
Cable/Satellite TV	4.4
Semiconductor Components — Integrated Circuits	4.3
Repurchase Agreements	3.6
Registered Investment Companies	3.0
Networking Products	2.9
E-Commerce/Services	2.9
Internet Content — Entertainment	2.9
Food — Misc./Diversified	2.3
Multimedia	2.0
Computers — Memory Devices	1.7
Pharmacy Services	1.5
Retail — Discount	1.4
Retail — Restaurants	1.3
Commercial Services — Finance	0.9
Semiconductor Equipment	0.8
Electronic Forms	0.7
Data Processing/Management	0.7
Computer Services	0.7
Auto — Cars/Light Trucks	0.6
Auto — Heavy Duty Trucks	0.5
Casino Hotels	0.5
Radio	0.5
Coffee	0.4
Medical Information Systems	0.4
Medical — Generic Drugs	0.4
Cellular Telecom	0.4
Transport — Services	0.4
Hotels/Motels	0.4
Retail — Auto Parts	0.4
Internet Security	0.4
Retail — Apparel/Shoe	0.3
Distribution/Wholesale	0.3
Entertainment Software	0.3
Food — Retail	0.3
Medical Instruments	0.3
Telecom Services	0.3
Television	0.3
Toys	0.3
Wireless Equipment	0.3
Retail — Bedding	0.3
Enterprise Software/Service	0.3
U.S. Government Treasuries	0.3
Computer Aided Design	0.3
Chemicals — Specialty	0.3
Beverages — Non — alcoholic	0.3
Electronic Components — Misc.	0.3
Broadcast Services/Program	0.3
Medical Products	0.2
Consulting Services	0.2
Web Hosting/Design	0.2
Hazardous Waste Disposal	0.2
Computer Software	0.2
Retail — Gardening Products	0.2
Internet Infrastructure Software	0.2
Retail — Office Supplies	0.2

102.6%

*	Calculated as a percentage of net assets

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.7%
Applications Software — 8.8%
Check Point Software Technologies, Ltd.†#	11,255	$725,722
Citrix Systems, Inc.†	9,591	594,354
Intuit, Inc.	16,582	1,314,787
Microsoft Corp.	485,834	19,890,044

		22,524,907

Auto - Cars/Light Trucks — 0.6%
Tesla Motors, Inc.†#	7,210	1,498,022

Auto - Heavy Duty Trucks — 0.5%
PACCAR, Inc.	20,743	1,314,276

Beverages - Non-alcoholic — 0.3%
Monster Beverage Corp.†	9,764	677,426

Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	8,600	661,856

Cable/Satellite TV — 4.4%
Charter Communications, Inc., Class A†	6,213	889,329
Comcast Corp., Class A#	125,212	6,536,066
DIRECTV†	29,819	2,458,278
DISH Network Corp., Class A†	12,871	755,013
Liberty Global PLC, Class A†#	13,000	585,260

		11,223,946

Casino Hotels — 0.5%
Wynn Resorts, Ltd.	5,924	1,273,482

Cellular Telecom — 0.4%
Vodafone Group PLC ADR	30,691	1,074,492

Chemicals - Specialty — 0.3%
Sigma-Aldrich Corp.#	6,992	688,922

Coffee — 0.4%
Keurig Green Mountain, Inc.#	9,754	1,100,056

Commercial Services - Finance — 0.9%
Automatic Data Processing, Inc.	28,201	2,247,056

Computer Aided Design — 0.3%
Autodesk, Inc.†	13,269	694,898

Computer Services — 0.7%
Cognizant Technology Solutions Corp., Class A†	35,552	1,728,183

Computer Software — 0.2%
Akamai Technologies, Inc.†	10,477	569,320

Computers — 13.0%
Apple, Inc.	52,207	33,047,031

Computers - Memory Devices — 1.7%
NetApp, Inc.	19,389	717,587
SanDisk Corp.	13,199	1,275,419
Seagate Technology PLC#	19,242	1,033,873
Western Digital Corp.	13,828	1,214,790

		4,241,669

Consulting Services — 0.2%
Verisk Analytics, Inc., Class A†	9,765	577,990

Data Processing/Management — 0.7%
Fiserv, Inc.†	14,895	895,338
Paychex, Inc.	21,317	876,342

		1,771,680

Distribution/Wholesale — 0.3%
Fastenal Co.#	17,370	846,787

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 4.8%
Amazon.com, Inc.†	26,880	$8,401,344
eBay, Inc.†	75,775	3,844,066

		12,245,410

E-Commerce/Services — 2.9%
Expedia, Inc.	6,828	500,492
Liberty Interactive Corp., Class A†	27,456	799,793
Netflix, Inc.†	3,500	1,462,405
Priceline Group, Inc.†	3,052	3,902,379
TripAdvisor, Inc.†	7,576	736,160

		7,401,229

Electronic Components - Misc. — 0.3%
Garmin, Ltd.#	11,422	672,870

Electronic Components - Semiconductors — 6.6%
Altera Corp.	18,587	615,788
Avago Technologies, Ltd.	14,615	1,032,842
Broadcom Corp., Class A	31,079	990,488
Intel Corp.#	291,007	7,950,311
Micron Technology, Inc.†	62,092	1,775,210
NVIDIA Corp.#	33,276	632,244
Texas Instruments, Inc.	63,458	2,981,257
Xilinx, Inc.	15,619	733,468

		16,711,608

Electronic Forms — 0.7%
Adobe Systems, Inc.†#	29,233	1,886,698

Enterprise Software/Service — 0.3%
CA, Inc.#	26,207	751,879

Entertainment Software — 0.3%
Activision Blizzard, Inc.	40,703	845,808

Food - Misc./Diversified — 2.3%
Kraft Foods Group, Inc.	34,902	2,075,273
Mondelez International, Inc., Class A	102,648	3,861,618

		5,936,891

Food - Retail — 0.3%
Whole Foods Market, Inc.#	21,771	832,523

Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†	4,984	570,020

Hotel/Motels — 0.4%
Marriott International, Inc., Class A#	17,256	1,063,315

Internet Content - Entertainment — 2.9%
Facebook, Inc., Class A†	115,637	7,319,822

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†#	4,416	479,357

Internet Security — 0.4%
Symantec Corp.	40,476	890,067

Medical Information Systems — 0.4%
Cerner Corp.†#	20,131	1,088,081

Medical Instruments — 0.3%
Intuitive Surgical, Inc.†	2,234	825,999

Medical Products — 0.2%
Henry Schein, Inc.†	5,001	598,370

Medical - Biomedical/Gene — 10.3%
Alexion Pharmaceuticals, Inc.†	11,579	1,925,819
Amgen, Inc.	44,190	5,125,598
Biogen Idec, Inc.†	13,836	4,418,803
Celgene Corp.†	23,764	3,636,605

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Gilead Sciences, Inc.†#	90,033	$7,311,580
Illumina, Inc.†#	7,503	1,187,350
Regeneron Pharmaceuticals, Inc.†	5,730	1,758,881
Vertex Pharmaceuticals, Inc.†	13,800	997,188

		26,361,824

Medical - Generic Drugs — 0.4%
Mylan, Inc.†#	21,768	1,084,917

Multimedia — 2.0%
Twenty-First Century Fox, Inc., Class A	85,349	3,022,208
Viacom, Inc., Class B	22,643	1,932,127

		4,954,335

Networking Products — 2.9%
Cisco Systems, Inc.	301,500	7,422,930

Pharmacy Services — 1.5%
Catamaran Corp.†	12,075	528,402
Express Scripts Holding Co.†	45,420	3,246,167

		3,774,569

Radio — 0.5%
Sirius XM Holdings, Inc.†#	356,870	1,170,534

Retail - Apparel/Shoe — 0.3%
Ross Stores, Inc.	12,579	861,033

Retail - Auto Parts — 0.4%
O’Reilly Automotive, Inc.†	6,225	920,989

Retail - Bedding — 0.3%
Bed Bath & Beyond, Inc.†	12,462	758,313

Retail - Discount — 1.4%
Costco Wholesale Corp.	25,737	2,986,007
Dollar Tree, Inc.†	12,180	645,905

		3,631,912

Retail - Gardening Products — 0.2%
Tractor Supply Co.#	8,168	531,083

Retail - Office Supplies — 0.2%
Staples, Inc.#	38,259	430,414

Retail - Restaurants — 1.3%
Starbucks Corp.	44,242	3,240,284

Semiconductor Components - Integrated Circuits — 4.3%
Analog Devices, Inc.	18,292	958,135
Linear Technology Corp.	13,808	637,377
Maxim Integrated Products, Inc.	16,509	565,433
NXP Semiconductor NV†	14,735	915,043
QUALCOMM, Inc.	98,977	7,962,700

		11,038,688

Semiconductor Equipment — 0.8%
Applied Materials, Inc.#	70,883	1,431,128
KLA-Tencor Corp.#	9,750	638,820

		2,069,948

Telecom Services — 0.3%
VimpelCom, Ltd. ADR	96,696	809,346

Television — 0.3%
Liberty Media Corp., Class A†	6,112	777,019

Toys — 0.3%
Mattel, Inc.#	19,921	773,532

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Services — 0.4%
C.H. Robinson Worldwide, Inc.#	8,875	$531,257
Expeditors International of Washington, Inc.#	11,861	539,794

		1,071,051

Web Hosting/Design — 0.2%
Equinix, Inc.†#	2,892	574,785

Web Portals/ISP — 9.1%
Baidu, Inc. ADR†	16,146	2,680,236
Google, Inc., Class A†	16,381	9,364,199
Google, Inc., Class C†	16,381	9,189,413
Yahoo!, Inc.†	59,079	2,047,087

		23,280,935

Wireless Equipment — 0.3%
SBA Communications Corp., Class A†#	7,521	763,381

Total Long-Term Investment Securities
(cost $132,000,832)		244,183,768

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Registered Investment Companies — 3.0%
State Street Navigator Securities Lending Prime Portfolio(1)	7,629,742	7,629,742

U.S. Government Treasuries — 0.3%
United States Treasury Bills Disc. Notes 0.03% due 06/05/2014(2)	$700,000	699,998

Total Short-Term Investment Securities
(cost $8,329,739)		8,329,740

REPURCHASE AGREEMENT — 3.6%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $9,269,000)	9,269,000	9,269,000

TOTAL INVESTMENTS
(cost $149,599,571)(4)	102.6%	261,782,508
Liabilities in excess of other assets	(2.6)	(6,662,515)

NET ASSETS	100.0%	$255,119,993

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2014, the Fund had loaned securities with a total value of $8,295,413 This was secured by collateral of $7,629,742 which was received in cash and subsequently invested in short-term investments currently valued at $7,629,742 as reported in the portfolio of investments. Additional collateral of $951,483 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.
The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	08/01/2027 to 11/15/2040	$29,860
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	592,941
Government National Mtg. Assoc.	0.55% to 4.00%	11/20/2038 to 01/16/2040	126,027
United States Treasury Bills	zero coupon	10/02/2014 to 01/08/2015	16,578
United States Treasury Notes/Bonds	zero coupon to 6.00%	07/31/2014 to 05/15/2043	186,077

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis

ADR—American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2014	Unrealized Appreciation (Depreciation)
134	Long	Nasdaq 100® E-Mini Index	June 2014	$9,725,972	$10,011,140	$285,168

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Applications Software	$22,524,907	$—	$—	$22,524,907
Computers	33,047,031	—	—	33,047,031
Electronic Components-Semiconductors	16,711,608	—	—	16,711,608
Medical-Biomedical/Gene	26,361,824	—	—	26,361,824
Web Portals/ISP	23,280,935	—	—	23,280,935
Other Industries*	122,257,463	—	—	122,257,463
Short-Term Investment Securities:
Registered Investment Companies	7,629,742	—	—	7,629,742
U.S. Government Treasuries	—	699,998	—	699,998
Repurchase Agreement	—	9,269,000	—	9,269,000
Other Financial Instruments:†
Open Futures Contracts-Appreciation	285,168	—	—	285,168

Total	$252,098,678	$9,968,998	$—	$262,067,676

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — May 31, 2014 — (unaudited)

Industry Allocation*

Web Portals/ISP	9.3%
Applications Software	9.2
Electronic Components — Semiconductors	9.1
Registered Investment Companies	7.4
Computers	7.3
Semiconductor Components — Integrated Circuits	7.1
E-Commerce/Products	4.7
Computers — Memory Devices	4.2
E-Commerce/Services	4.2
Semiconductor Equipment	3.5
Internet Content — Entertainment	3.2
Commercial Services — Finance	2.6
Computer Services	2.5
Telecommunication Equipment	2.2
Enterprise Software/Service	2.1
Finance — Credit Card	1.8
Internet Content — Information/News	1.7
Networking Products	1.7
Computer Aided Design	1.6
Auto — Cars/Light Trucks	1.4
Web Hosting/Design	1.1
Wireless Equipment	1.1
Entertainment Software	1.0
Repurchase Agreements	1.0
Computer Software	0.9
Internet Infrastructure Software	0.9
Electronic Measurement Instruments	0.8
Telephone — Integrated	0.7
Consulting Services	0.7
Medical Products	0.7
Medical Instruments	0.6
Electronic Components — Misc.	0.6
Time Deposits	0.6
Telecom Equipment — Fiber Optics	0.6
Internet Application Software	0.5
Power Converter/Supply Equipment	0.5
Commercial Services	0.5
Internet Security	0.5
Computers — Periphery Equipment	0.5
Cellular Telecom	0.5
Multimedia	0.4
Electronic Forms	0.4
Audio/Video Products	0.4
Photo Equipment & Supplies	0.4
Distribution/Wholesale	0.4
Virtual Reality Products	0.4
Data Processing/Management	0.3
Computers — Integrated Systems	0.3
E-Marketing/Info	0.3
Electric Products — Misc.	0.3
Computer Graphics	0.2
Appliances	0.2
Electronic Design Automation	0.1
E-Services/Consulting	0.1
Electronic Connectors	0.1
Electronic Parts Distribution	0.1
Toys	0.1

105.6%

*	Calculated as a percentage of net assets

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.2%
Advanced Materials — 0.0%
STR Holdings, Inc.†#	274,600	$376,202

Appliances — 0.2%
iRobot Corp.†#	59,900	2,116,267

Applications Software — 9.2%
Check Point Software Technologies, Ltd.†#	69,700	4,494,256
Citrix Systems, Inc.†#	125,300	7,764,841
Demandware, Inc.†#	34,060	2,073,913
Intuit, Inc.#	55,355	4,389,098
Microsoft Corp.	772,100	31,609,774
NetSuite, Inc.†#	20,500	1,650,045
Red Hat, Inc.†	227,742	11,414,429
Salesforce.com, Inc.†#	183,380	9,651,290
ServiceNow, Inc.†#	253,430	13,256,923

		86,304,569

Audio/Video Products — 0.4%
Harman International Industries, Inc.	37,320	3,919,720

Auto - Cars/Light Trucks — 1.4%
Tesla Motors, Inc.†#	61,740	12,827,720

Cellular Telecom — 0.5%
China Unicom Hong Kong, Ltd.	1,238,000	1,842,720
T-Mobile US, Inc.†	71,900	2,468,327

		4,311,047

Commercial Services — 0.5%
Quanta Services, Inc.†#	129,095	4,382,775

Commercial Services - Finance — 2.6%
Alliance Data Systems Corp.†#	25,218	6,457,069
Automatic Data Processing, Inc.	46,465	3,702,331
Cardtronics, Inc.†	21,755	630,460
Equifax, Inc.	50,740	3,591,885
EVERTEC, Inc.	26,800	640,788
Heartland Payment Systems, Inc.#	87,200	3,614,440
MasterCard, Inc., Class A	61,950	4,736,077
WEX, Inc.†	6,957	669,890

		24,042,940

Computer Aided Design — 1.6%
Aspen Technology, Inc.†	164,510	7,072,285
Autodesk, Inc.†	155,200	8,127,824

		15,200,109

Computer Graphics — 0.2%
Atlassian Class A FDR†(1)(5)(6)	2,554	40,864
Atlassian Class A†(1)(5)(6)	3,707	59,312
Atlassian Series 1†(1)(5)(6)	6,508	104,128
Atlassian Series 2†(1)(5)(6)	17,424	278,784
Tableau Software, Inc., Class A†#	28,690	1,665,168

		2,148,256

Computer Services — 2.5%
Accenture PLC, Class A#	124,728	10,159,096
AtoS	13,601	1,221,799
Cognizant Technology Solutions Corp., Class A†	176,094	8,559,929
Computer Sciences Corp.	48,140	3,027,525
FleetMatics Group PLC†#	34,200	974,700

		23,943,049

Computer Software — 0.9%
Akamai Technologies, Inc.†	160,100	8,699,834

Computers — 7.3%
Advantech Co., Ltd.	419,000	3,102,099

Security Description	Shares	Value (Note 2)

Computers (continued)
Apple, Inc.	83,930	$53,127,690
Hewlett-Packard Co.#	251,990	8,441,665
Lenovo Group, Ltd.#	3,324,610	4,112,372

		68,783,826

Computers - Integrated Systems — 0.3%
MICROS Systems, Inc.†#	58,180	3,107,976

Computers - Memory Devices — 4.1%
SanDisk Corp.#	119,425	11,540,038
Seagate Technology PLC#	124,810	6,706,041
Western Digital Corp.	232,805	20,451,919

		38,697,998

Computers - Periphery Equipment — 0.5%
Stratasys, Ltd.†#	46,445	4,320,314

Consulting Services — 0.7%
Genpact, Ltd.†#	185,812	3,130,932
Huron Consulting Group, Inc.†	45,075	3,059,691

		6,190,623

Data Processing/Management — 0.2%
Fiserv, Inc.†	36,740	2,208,441

Distribution/Wholesale — 0.4%
Arrow Electronics, Inc.†	34,325	1,980,553
Ingram Micro, Inc., Class A†	56,455	1,567,755

		3,548,308

E-Commerce/Products — 4.7%
Amazon.com, Inc.†	110,835	34,641,479
eBay, Inc.†	105,690	5,361,654
JD.com, Inc.†	25,208	630,200
MercadoLibre, Inc.	19,700	1,675,879
Vipshop Holdings, Ltd. ADR†#	11,400	1,854,324

		44,163,536

E-Commerce/Services — 4.2%
Angie’s List, Inc.†#	158,732	1,690,496
Coupons.com, Inc.†#	5,300	136,846
Coupons.com, Inc.†(2)(5)(6)	43,525	1,067,625
Ctrip.com International, Ltd. ADR†	81,800	4,533,356
GrubHub, Inc.†#	5,500	187,440
Grubhub, Inc.†(2)(5)(6)	13,663	442,353
Netflix, Inc.†#	19,215	8,028,603
Priceline Group, Inc.†	18,220	23,296,639
QIWI PLC ADR#	6,100	257,725

		39,641,083

E-Marketing/Info — 0.3%
CyberAgent, Inc.	69,700	2,779,784

E-Services/Consulting — 0.1%
CDW Corp.	30,460	895,829
OPOWER, Inc.†	4,100	68,265

		964,094

Electric Products - Misc. — 0.3%
Nidec Corp.	45,300	2,633,897

Electronic Components - Misc. — 0.6%
AAC Technologies Holdings, Inc.#	606,000	3,540,820
Murata Manufacturing Co., Ltd.	13,300	1,126,581
NEC Corp.#	26,000	80,196
Omron Corp.	20,000	750,491

		5,498,088

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Semiconductors — 9.1%
Altera Corp.#	278,000	$9,210,140
ARM Holdings PLC ADR#	102,600	4,740,120
Avago Technologies, Ltd.	105,765	7,474,413
First Solar, Inc.†	23,900	1,476,542
Freescale Semiconductor, Ltd.†#	232,955	5,169,271
Intel Corp.	5,135	140,288
International Rectifier Corp.†	20,135	540,021
MediaTek, Inc.	687,000	11,157,693
Mellanox Technologies, Ltd.†	144,600	4,566,468
Microchip Technology, Inc.#	49,240	2,343,824
Micron Technology, Inc.†#	413,520	11,822,537
NVIDIA Corp.#	101,620	1,930,780
ON Semiconductor Corp.†#	473,800	4,117,322
Semtech Corp.†	107,000	2,775,580
Silicon Laboratories, Inc.†#	29,550	1,333,296
SK Hynix, Inc.†	185,960	8,047,573
Skyworks Solutions, Inc.	75,575	3,273,153
SunEdison Semiconductor, Ltd.†	31,300	482,020
Texas Instruments, Inc.	108,255	5,085,820

		85,686,861

Electronic Connectors — 0.1%
Hirose Electric Co., Ltd.	5,200	744,244

Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†#	76,615	1,278,704

Electronic Forms — 0.4%
Adobe Systems, Inc.†	61,380	3,961,465

Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	43,600	2,482,584
Keyence Corp.	1,700	660,378
National Instruments Corp.#	101,400	2,904,096
Trimble Navigation, Ltd.†#	45,500	1,641,185

		7,688,243

Electronic Parts Distribution — 0.1%
Avnet, Inc.	15,015	654,203

Energy - Alternate Sources — 0.0%
SolarCity Corp.†#	3,950	207,375

Enterprise Software/Service — 2.1%
Concur Technologies, Inc.†#	13,500	1,152,495
Oracle Corp.	363,730	15,283,935
Veeva Systems, Inc., Class A†#	154,400	3,236,224

		19,672,654

Entertainment Software — 1.0%
Activision Blizzard, Inc.	443,980	9,225,904

Finance - Credit Card — 1.8%
Visa, Inc., Class A#	76,841	16,507,752

Internet Application Software — 0.5%
RealNetworks, Inc.†#	81,724	628,458
Tencent Holdings, Ltd.	299,000	4,195,977

		4,824,435

Internet Content - Entertainment — 3.2%
Facebook, Inc., Class A†	393,225	24,891,142
NetEase, Inc. ADR	29,210	2,078,584
Pandora Media, Inc.†#	114,705	2,813,714
Renren, Inc. ADR†#	1,156	3,907
Youku.com, Inc. Class A†(2)(5)(6)	16	17

		29,787,364

Security Description	Shares	Value (Note 2)

Internet Content - Information/News — 1.7%
LinkedIn Corp., Class A†#	71,400	$11,430,426
M3, Inc.†#	247,800	3,850,880
Yelp, Inc.†#	11,540	763,371

		16,044,677

Internet Infrastructure Software — 0.9%
F5 Networks, Inc.†#	65,750	7,137,162
Mavenir Systems, Inc.†	87,468	1,164,199

		8,301,361

Internet Security — 0.5%
VeriSign, Inc.†#	87,500	4,382,000

Medical Instruments — 0.6%
Intuitive Surgical, Inc.†#	15,100	5,583,074

Medical Products — 0.7%
Hospira, Inc.†#	76,800	3,776,256
Stryker Corp.	28,200	2,382,618

		6,158,874

Multimedia — 0.4%
Twenty-First Century Fox, Inc., Class A#	115,900	4,104,019

Networking Products — 1.7%
Cisco Systems, Inc.	497,675	12,252,759
Palo Alto Networks, Inc.†#	45,465	3,405,783

		15,658,542

Photo Equipment & Supplies — 0.4%
Sunny Optical Technology Group Co., Ltd.#	3,009,000	3,597,783

Power Converter/Supply Equipment — 0.5%
Delta Electronics, Inc.	263,000	1,710,327
SunPower Corp.†#	87,400	2,913,916

		4,624,243

Semiconductor Components - Integrated Circuits — 7.1%
Analog Devices, Inc.#	8,250	432,135
Atmel Corp.†#	506,400	4,243,632
Maxim Integrated Products, Inc.	127,965	4,382,801
NXP Semiconductor NV†	291,570	18,106,497
Power Integrations, Inc.	29,300	1,473,497
QUALCOMM, Inc.	290,060	23,335,327
Taiwan Semiconductor Manufacturing Co., Ltd.	2,326,000	9,269,714
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	264,940	5,447,166

		66,690,769

Semiconductor Equipment — 3.5%
Applied Materials, Inc.#	488,250	9,857,768
ASM Pacific Technology, Ltd.#	180,700	2,024,235
ASML Holding NV#	70,000	6,011,600
Lam Research Corp.#	185,830	11,528,893
Montage Technology Group, Ltd.†	24,200	458,832
Teradyne, Inc.#	146,330	2,604,674

		32,486,002

Telecom Equipment - Fiber Optics — 0.6%
IPG Photonics Corp.†#	56,200	3,546,220
JDS Uniphase Corp.#	153,700	1,686,089

		5,232,309

Telecommunication Equipment — 2.2%
Alcatel-Lucent†#	511,760	2,086,539
Alcatel-Lucent ADR	1,292,375	5,182,424
Juniper Networks, Inc.†#	506,790	12,396,083
TCL Communication Technology Holdings, Ltd.	764,000	859,296

		20,524,342

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Telephone - Integrated — 0.7%
SoftBank Corp.	97,100	$7,005,889

Toys — 0.1%
Nintendo Co., Ltd.	4,600	531,847

Virtual Reality Products — 0.4%
RealD, Inc.†#	295,100	3,508,739

Web Hosting/Design — 1.1%
Equinix, Inc.†#	27,000	5,366,250
Rackspace Hosting, Inc.†	131,900	4,813,031

		10,179,281

Web Portals/ISP — 9.1%
Baidu, Inc. ADR†	81,084	13,459,944
Dropbox, Inc.†(1)(5)(6)	151,803	2,638,037
Google, Inc., Class A†	52,031	29,743,521
Google, Inc., Class C†	54,341	30,484,214
NAVER Corp.	1,766	1,312,123
SINA Corp.†#	68,600	3,073,966
Yahoo!, Inc.†	76,610	2,654,537
Yandex NV, Class A†#	52,300	1,628,622

		84,994,964

Wireless Equipment — 1.1%
Aruba Networks, Inc.†#	547,585	10,138,536

Total Common Stocks
(cost $761,873,318)		900,796,911

CONVERTIBLE PREFERRED SECURITIES — 0.4%
Computers - Memory Devices — 0.1%
Pure Storage, Inc. Series F(1)(5)(6)	63,153	993,138

Data Processing/Management — 0.1%
Cloudera, Inc. Series F†(1)(5)(6)	54,446	1,153,928

Web Portals/ISP — 0.2%
Dropbox, Inc. Class A-1†(1)(5)(6)	119,521	1,747,744
Dropbox, Inc., Series A†(1)(5)(6)	12,378	204,440

		1,952,184

Total Convertible Preferred Securities
(cost $2,979,438)		4,099,250

PREFERRED SECURITIES — 0.0%
Computer Graphics — 0.0%
Atlassian Class A FDR†(1)(5)(6)	13,337	213,392
Atlassian Series A†(1)(5)(6)	12,885	206,160

Total Preferred Securities
(cost $419,552)		419,552

Total Long-Term Investment Securities
(cost $765,272,308)		905,315,713

SHORT-TERM INVESTMENT SECURITIES — 8.0%
Registered Investment Companies — 7.4%
State Street Navigator Securities Lending Prime Portfolio(3)	61,522,541	61,522,541
T. Rowe Price Reserve Investment Fund	8,092,304	8,092,304

		69,614,845

Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/2014	$5,267,000	5,267,000

Total Short-Term Investment Securities
(cost $74,881,845)		74,881,845

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 1.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/30/2014, to be repurchased 06/02/2014 in the amount $9,184,000 collateralized by $9,990,000 of Federal National Mtg. Assoc., bearing interest at 2.00% due 01/30/2023 and having an approximate value of $9,372,288 (cost $9,184,000)	$9,184,000	$9,184,000

TOTAL INVESTMENTS
(cost $849,338,153)(4)	105.6%	989,381,558
Liabilities in excess of other assets	(5.6)	(52,693,795)

NET ASSETS —	100.0%	$936,687,763

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(3)	At May 31, 2014, the Fund had loaned securities with a total value of $62,694,182. This was secured by collateral of $61,522,541, which was received in cash and subsequently invested in short-term investments currently value at $61,522,541 as reported in the portfolio of investments.The remaining collateral of $3,762,829 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	08/01/2027 to 11/15/2040	$70,816
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	1,406,202
Government National Mtg. Assoc.	0.55% to 4.00%	11/20/2038 to 01/16/2040	298,881
United States Treasury Bills	zero coupon	10/02/2014 to 01/08/2015	270,776
United States Treasury Notes/Bonds	0.13% to 4.00%	07/31/2014 to 11/15/2043	1,716,154

(4)	See Note 5 for cost of investments on a tax basis.
(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2014, the Science & Technology Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Atlassian Class A FDR Common Stock	4/9/2014	2,554	$40,864	$40,864	$16.00	0.0%
Atlassian Class A Common Stock	4/9/2014	3,707	59,312	59,312	16.00	0.0%
Atlassian Series 1 Common Stock	4/9/2014	6,508	104,128	104,128	16.00	0.0%
Atlassian Series 2 Common Stock	4/9/2014	17,424	278,784	278,784	16.00	0.1%
Atlassian Class A FDR Preferred Securities	4/9/2014	13,337	213,392	213,392	16.00	0.0%
Atlassian Class A Preferred Securities	4/9/2014	12,885	206,160	206,160	16.00	0.0%
Cloudera, Inc. Series F Convertible Preferred Securities	2/5/2014	54,446	792,733	1,153,928	21.19	0.1%
Coupons. com, Inc. Common Stock	6/1/2011	43,525	595,677	1,067,625	24.53	0.1%
Dropbox, Inc. Common Stock	5/1/2012	151,803	1,374,071	2,638,037	17.38	0.3%

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Dropbox, Inc. A-1 Convertible Preferred Securities	5/1/2012	60,803	$550,212
	5/29/2012	58,718	531,345

		119,521	1,081,557	$1,747,744	$14.62	0.2%

Pure Storage, Inc. Class F Convertible Preferred Securities	4/16/2014	63,153	993,138	993,138	15.73	0.1%
Dropbox, Inc. Class A Convertible Preferred Securities	5/1/2012	12,378	112,010	204,440	16.52	0.0%
Grubhub, Inc. Common Stock	8/13/2013	13,663	233,301	442,353	32.38	0.1%
Youku. Com, Inc. Series A Common Stock	7/11/2011	16	—	17	1.06	0.0%

				$9,149,922		1.0%

(6)	Illiquid security. At May 31,2014, the aggregate value of these securities was $9,149,922 representing 1.0% of net assets.

ADR—American Depository Receipt

FDR—Federal Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Applications Software	$86,304,569	$—	$—	$86,304,569
Computer Graphics	1,665,168	—	483,088	2,148,256
Computers	68,783,826	—	—	68,783,826
E-Commerce/Services	38,131,105	1,509,978	—	39,641,083
Electronic Components - Semiconductors	85,686,861	—	—	85,686,861
Internet Content - Entertainment	29,787,347	17	—	29,787,364
Semiconductor Components - Intergrated Circuits	66,690,769	—	—	66,690,769
Web Portals/ISP	82,306,927	—	2,638,037	84,944,964
Other Industries*	436,809,219	—	—	436,809,219
Convertible Preferred Securities	—	—	4,099,250	4,099,250
Preferred Securities	—	—	419,552	419,552
Short-Term Investment Securities:
Registered Investment Companies	69,614,845	—	—	69,614,845
Time Deposits	—	5,267,000	—	5,267,000
Repurchase Agreement	—	9,184,000	—	9,184,000

Total	$965,780,636	$15,960,995	$7,639,927	$989,381,558

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $52,552,170 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Preferred Securities
Balance as of 5/31/2013 . . . . . . . . . .	$1,378,279	$7,508,094	$—
Accrued discounts . . . . . . . . . . . . . .	—	—	—
Accrued premiums . . . . . . . . . . . . . .	—	—	—
Realized Gain . . . . . . . . . . . . . . . . . .	14,801	—	—
Realized Loss . . . . . . . . . . . . . . . . . .	—	—	—
Change in unrealized appreciation(1) .	1,318,486	1,586,736	—
Change in unrealized depreciation(1) .	—	(3,186,168)	—
Net Purchases . . . . . . . . . . . . . . . . .	483,088	2,381,549	419,552
Net Sales . . . . . . . . . . . . . . . . . . . . .	(73,529)	(4,190,961)	—
Transfers into Level 3 . . . . . . . . . . . .	—	—	—
Transfers out of Level 3 . . . . . . . . . .	—	—	—

Balance as of 05/31/2014 . . . . . . . . .	$3,121,125	$4,099,250	419,552

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2014 includes:

Common Stocks	Convertible Preferred Securities	Preferred Securities
$1,318,487	$1,287,903	$0

At the end of the reporting period, Level 3 investment in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Registered Investment Companies	7.6%
Medical Products	7.1
Medical — Biomedical/Gene	4.0
Medical — Drugs	3.9
Enterprise Software/Service	3.4
Oil Companies — Exploration & Production	3.1
Chemicals — Specialty	3.1
Electronic Components — Semiconductors	3.0
Commercial Services — Finance	3.0
Food — Misc./Diversified	2.8
Electric Products — Misc.	2.8
Schools	2.6
Networking Products	2.4
Retail — Restaurants	2.4
Medical Instruments	2.2
Banks — Commercial	2.1
Finance — Consumer Loans	2.1
Telecom Equipment — Fiber Optics	2.0
Instruments — Scientific	1.8
Office Furnishings — Original	1.8
Food — Dairy Products	1.7
Building & Construction Products — Misc.	1.7
Consulting Services	1.7
Advanced Materials	1.6
Medical — Hospitals	1.6
Hazardous Waste Disposal	1.6
Apparel Manufacturers	1.5
Finance — Other Services	1.5
Wireless Equipment	1.5
Aerospace/Defense	1.5
Retail — Home Furnishings	1.5
Casino Services	1.4
Aerospace/Defense-Equipment	1.4
Retail — Vitamins & Nutrition Supplements	1.3
Retail — Apparel/Shoe	1.2
Industrial Audio & Video Products	1.2
Internet Telephone	1.2
Transport — Truck	1.2
Electronic Components — Misc.	1.2
Auto/Truck Parts & Equipment — Replacement	1.2
Alternative Waste Technology	1.1
Telecom Services	1.1
Health Care Cost Containment	1.1
Oil — Field Services	1.1
Airlines	1.1
Hotels/Motels	0.9
MRI/Medical Diagnostic Imaging	0.9
Retail — Automobile	0.9
Machinery — General Industrial	0.9
Steel — Producers	0.8
Retail — Sporting Goods	0.8
Investment Management/Advisor Services	0.8
Internet Connectivity Services	0.7
Seismic Data Collection	0.7
Drug Delivery Systems	0.6
Veterinary Diagnostics	0.5
Applications Software	0.5
Computers	0.5
Therapeutics	0.5
Repurchase Agreements	0.5
Human Resources	0.2

108.1%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 100.0%
Advanced Materials — 1.6%
Hexcel Corp.†	39,063	$1,603,536

Aerospace/Defense — 1.5%
Teledyne Technologies, Inc.†	15,925	1,509,212

Aerospace/Defense - Equipment — 1.4%
HEICO Corp., Class A	34,022	1,374,489

Airlines — 1.1%
Spirit Airlines, Inc.†	18,000	1,063,260

Alternative Waste Technology — 1.1%
Darling Ingredients, Inc.†	58,000	1,159,420

Apparel Manufacturers — 1.5%
G-III Apparel Group, Ltd.†	21,400	1,569,048

Applications Software — 0.5%
Infoblox, Inc.†	41,951	543,685

Auto/Truck Parts & Equipment - Replacement — 1.2%
Dorman Products, Inc.†#	22,300	1,184,799

Banks - Commercial — 2.1%
Customers Bancorp, Inc.†#	53,490	1,016,310
Signature Bank†	9,759	1,130,287

		2,146,597

Building & Construction Products - Misc. — 1.7%
Drew Industries, Inc.	13,600	659,872
Simpson Manufacturing Co., Inc.	31,100	1,034,386

		1,694,258

Casino Services — 1.4%
Multimedia Games Holding Co., Inc.†	49,200	1,414,500

Chemicals - Specialty — 3.1%
Cytec Industries, Inc.#	17,700	1,758,495
Quaker Chemical Corp.	18,000	1,332,540

		3,091,035

Commercial Services - Finance — 3.0%
Euronet Worldwide, Inc.†#	48,400	2,281,576
WEX, Inc.†	7,700	741,433

		3,023,009

Computers — 0.5%
Silicon Graphics International Corp.†#	60,200	531,566

Consulting Services — 1.7%
Huron Consulting Group, Inc.†	24,700	1,676,636

Drug Delivery Systems — 0.6%
Revance Therapeutics, Inc.†#	20,800	654,992

Electric Products - Misc. — 2.8%
GrafTech International, Ltd.†#	131,900	1,378,355
Littelfuse, Inc.	16,600	1,455,156

		2,833,511

Electronic Components - Misc. — 1.2%
InvenSense, Inc.†#	62,700	1,210,110

Electronic Components - Semiconductors — 3.0%
Ambarella, Inc.†#	41,500	1,076,510
Microsemi Corp.†	82,695	2,011,969

		3,088,479

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 3.4%
Proofpoint, Inc.†#	67,690	$2,160,665
Ultimate Software Group, Inc.†	9,828	1,249,434

		3,410,099

Finance - Consumer Loans — 2.1%
Portfolio Recovery Associates, Inc.†#	37,235	2,077,341

Finance - Other Services — 1.5%
MarketAxess Holdings, Inc.	14,704	784,458
WageWorks, Inc.†	18,500	748,880

		1,533,338

Food - Dairy Products — 1.7%
WhiteWave Foods Co., Class A†#	54,100	1,703,609

Food - Misc./Diversified — 2.8%
Boulder Brands, Inc.†#	77,500	1,051,675
Hain Celestial Group, Inc.†	20,053	1,819,208

		2,870,883

Hazardous Waste Disposal — 1.6%
Clean Harbors, Inc.†#	25,800	1,576,638

Health Care Cost Containment — 1.1%
ExamWorks Group, Inc.†	38,200	1,131,484

Hotel/Motels — 0.9%
Orient-Express Hotels, Ltd., Class A†	70,400	925,760

Human Resources — 0.2%
AMN Healthcare Services, Inc.†	22,100	247,520

Industrial Audio & Video Products — 1.2%
Imax Corp.†#	47,100	1,235,433

Instruments - Scientific — 1.8%
FEI Co.	10,040	837,838
Fluidigm Corp.†#	35,700	990,318

		1,828,156

Internet Connectivity Services — 0.7%
Cogent Communications Holdings, Inc.	19,600	718,732

Internet Telephone — 1.2%
RingCentral, Inc.†#	101,500	1,235,255

Investment Management/Advisor Services — 0.8%
Financial Engines, Inc.#	19,500	793,650

Machinery - General Industrial — 0.9%
Middleby Corp.†#	3,655	872,887

Medical Instruments — 2.2%
AtriCure, Inc.†	58,629	968,551
DexCom, Inc.†#	37,875	1,278,660

		2,247,211

Medical Products — 7.1%
Cyberonics, Inc.†	17,432	1,059,866
Globus Medical, Inc., Class A†	17,500	423,150
K2M Group Holdings, Inc.†#	42,900	641,355
NanoString Technologies, Inc.†	40,100	597,089
NxStage Medical, Inc.†#	117,700	1,616,021
West Pharmaceutical Services, Inc.	30,178	1,270,192
Zeltiq Aesthetics, Inc.†#	92,600	1,618,648

		7,226,321

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene — 4.0%
Bluebird Bio, Inc.†	24,000	$554,880
Intercept Pharmaceuticals, Inc.†	1,540	364,379
KYTHERA Biopharmaceuticals, Inc.†#	19,400	649,318
Ligand Pharmaceuticals, Inc.†#	28,957	1,931,722
Ultragenyx Pharmaceutical, Inc.†#	14,098	529,521

		4,029,820

Medical - Drugs — 3.9%
Chimerix, Inc.†	37,100	684,495
Orexigen Therapeutics, Inc.†#	150,200	970,292
Pacira Pharmaceuticals, Inc.†#	21,800	1,691,898
Receptos, Inc.†#	21,800	648,768

		3,995,453

Medical - Hospitals — 1.6%
Acadia Healthcare Co., Inc.†#	37,100	1,581,944

MRI/Medical Diagnostic Imaging — 0.9%
Surgical Care Affiliates, Inc.†#	31,200	901,056

Networking Products — 2.4%
LogMeIn, Inc.†	58,200	2,477,574

Office Furnishings - Original — 1.8%
Steelcase, Inc., Class A	110,100	1,804,539

Oil Companies - Exploration & Production — 3.1%
Athlon Energy, Inc.†	21,800	947,428
Bonanza Creek Energy, Inc.†	23,100	1,238,622
Carrizo Oil & Gas, Inc.†	16,840	967,627

		3,153,677

Oil - Field Services — 1.1%
Matrix Service Co.†	33,000	1,077,450

Retail - Apparel/Shoe — 1.2%
Burlington Stores, Inc.†#	43,700	1,241,954

Retail - Automobile — 0.9%
Lithia Motors, Inc., Class A	11,300	886,259

Retail - Home Furnishings — 1.5%
Restoration Hardware Holdings, Inc.†#	22,700	1,509,096

Retail - Restaurants — 2.4%
Red Robin Gourmet Burgers, Inc.†	15,600	1,124,448
Sonic Corp.†#	64,100	1,333,280

		2,457,728

Retail - Sporting Goods — 0.8%
Cabela’s, Inc.†#	12,980	794,765

Retail - Vitamins & Nutrition Supplements — 1.3%
Vitamin Shoppe, Inc.†	30,685	1,318,841

Schools — 2.6%
Capella Education Co.	22,300	1,276,452
Grand Canyon Education, Inc.†	31,410	1,383,611

		2,660,063

Seismic Data Collection — 0.7%
Geospace Technologies Corp.†#	13,924	706,225

Steel - Producers — 0.8%
Steel Dynamics, Inc.	47,100	813,417

Telecom Equipment - Fiber Optics — 2.0%
Finisar Corp.†#	86,089	2,044,614

Telecom Services — 1.1%
RigNet, Inc.†	23,928	1,134,666

Security Description Security Description	Shares/ Principal Amount	Value (Note 2)

Therapeutics — 0.5%
Vital Therapies, Inc.†	43,600	$523,200

Transport-Truck — 1.2%
Old Dominion Freight Line, Inc.†	18,931	1,210,827

Veterinary Diagnostics — 0.5%
Aratana Therapeutics, Inc.†#	38,800	545,528

Wireless Equipment — 1.5%
Aruba Networks, Inc.†#	81,589	1,510,620

Total Long-Term Investment Securities (cost $92,752,842)		101,385,775

SHORT-TERM INVESTMENT SECURITIES — 7.6%
Registered Investment Companies — 7.6%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $7,726,053)	7,726,053	7,726,053

REPURCHASE AGREEMENT — 0.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/30/2014, to be repurchased 06/02/2014 in the amount of $491,000 and collateralized by $535,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $501,919. (cost $491,000)	$491,000	491,000

TOTAL INVESTMENTS
(cost $100,969,895)(2)	108.1%	109,602,828
Liabilities in excess of other assets	(8.1)	(8,192,882)

NET ASSETS	100.0%	$101,409,946

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2014, the Fund had loaned securities with a total value of $7,436,766. This was secured by collateral of $7,726,053, which was received in cash and subsequently invested in short-term investments currently valued at $7,726,053 as reported in the portfolio of investments. Additional collateral of $98 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
United States Treasury Bill	zero coupon	10/02/2014	$5
United States Treasury Notes/Bonds	0.13% to 4.00%	07/31/2014 to 02/15/2040	93

(2)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical Products	$7,226,321	$—	$—	$7,226,321
Other Industries*	94,159,454	—	—	94,159,454
Short-Term Investment Securities:
Registered Investment Companies	7,726,053	—	—	7,726,053
Repurchase Agreement	—	491,000	—	491,000

Total	$109,111,828	$491,000	$—	$109,602,828

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Registered Investment Companies	14.8%
Banks — Commercial	8.2
Retail — Restaurants	3.8
Real Estate Investment Trusts	3.3
Transport — Truck	3.3
Oil Companies — Exploration & Production	3.2
Medical Products	2.6
Medical — Biomedical/Gene	2.3
Oil — Field Services	2.2
Computers — Integrated Systems	2.0
Enterprise Software/Service	1.8
Finance — Investment Banker/Broker	1.8
Investment Management/Advisor Services	1.7
Medical — Drugs	1.5
Medical — Hospitals	1.5
Metal Processors & Fabrication	1.3
Electronic Components — Semiconductors	1.2
Computer Software	1.1
Semiconductor Components — Integrated Circuits	1.1
Containers — Paper/Plastic	1.1
Telecom Equipment — Fiber Optics	1.0
Building & Construction Products — Misc.	1.0
Telecommunication Equipment	1.0
Commercial Services	0.9
Auto/Truck Parts & Equipment — Original	0.9
Apparel Manufacturers	0.9
Chemicals — Diversified	0.9
Gas — Distribution	0.9
Non-Hazardous Waste Disposal	0.8
Savings & Loans/Thrifts	0.8
Oil Field Machinery & Equipment	0.8
Retail — Apparel/Shoe	0.8
Electronic Components — Misc.	0.8
Miscellaneous Manufacturing	0.8
Batteries/Battery Systems	0.8
Instruments — Controls	0.8
Building Products — Cement	0.8
Computer Services	0.8
Oil & Gas Drilling	0.8
Chemicals — Specialty	0.8
Consulting Services	0.8
Diagnostic Kits	0.7
Diversified Manufacturing Operations	0.7
Wire & Cable Products	0.7
Insurance — Multi-line	0.7
Food — Canned	0.7
Insurance — Property/Casualty	0.7
Aerospace/Defense — Equipment	0.7
Office Furnishings — Original	0.7
Real Estate Management/Services	0.7
Medical — Generic Drugs	0.7
Electronic Design Automation	0.7
Retail — Automobile	0.7
Building — Mobile Home/Manufactured Housing	0.7
Transport — Marine	0.7
E-Marketing/Info	0.7
Building — Residential/Commercial	0.6
Transactional Software	0.6
Pipelines	0.6
Medical — Nursing Homes	0.6
Medical Labs & Testing Services	0.6
Building Products — Doors & Windows	0.6
Electronic Parts Distribution	0.6
Insurance — Life/Health	0.6
Building & Construction — Misc.	0.6
Distribution/Wholesale	0.6
Retail — Home Furnishings	0.6
Home Furnishings	0.6
Casino Services	0.6

Lasers — System/Components	0.6
Broadcast Services/Program	0.5
Semiconductor Equipment	0.5
Leisure Products	0.5
Food — Wholesale/Distribution	0.5
Electric — Integrated	0.5
Electronic Measurement Instruments	0.5
Food — Misc./Diversified	0.5
Instruments — Scientific	0.4
Retail — Vitamins & Nutrition Supplements	0.4
Medical — Outpatient/Home Medical	0.3
Applications Software	0.3
Medical Instruments	0.3
Telecom Services	0.3
Building Products — Air & Heating	0.3
Time Deposits	0.3
Financial Guarantee Insurance	0.3
Medical — HMO	0.3
Aerospace/Defense	0.3
Metal — Diversified	0.3
E-Commerce/Services	0.3
Machinery — General Industrial	0.2
Independent Power Producers	0.2
Retail — Sporting Goods	0.2
Real Estate Operations & Development	0.2
Retail — Discount	0.2
Steel Pipe & Tube	0.2
Paper & Related Products	0.2
Human Resources	0.2
Advanced Materials	0.2
Wireless Equipment	0.2
Environmental Monitoring & Detection	0.2
Garden Products	0.2
Energy — Alternate Sources	0.2
Airlines	0.2
Medical Sterilization Products	0.2
Machinery — Pumps	0.2
Storage/Warehousing	0.2
Footwear & Related Apparel	0.2
Data Processing/Management	0.2
Decision Support Software	0.1
Investment Companies	0.1
Auto Repair Centers	0.1
Telephone — Integrated	0.1
Rental Auto/Equipment	0.1
Networking Products	0.1
Consumer Products — Misc.	0.1
Printing — Commercial	0.1
Quarrying	0.1
Lighting Products & Systems	0.1
Computers — Memory Devices	0.1
Electronic Security Devices	0.1
Internet Infrastructure Software	0.1
Gold Mining	0.1
Coal	0.1
Retail — Misc./Diversified	0.1
Diagnostic Equipment	0.1
Gambling (Non-Hotel)	0.1
Auction Houses/Art Dealers	0.1
Publishing — Newspapers	0.1
Internet Application Software	0.1
Internet Content — Entertainment	0.1
Textile — Products	0.1
Food — Retail	0.1
Commercial Services — Finance	0.1
Vitamins & Nutrition Products	0.1
Steel — Producers	0.1
E-Services/Consulting	0.1
Publishing — Books	0.1
Retail — Regional Department Stores	0.1
Water	0.1

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited) — (continued)

Industry Allocation* (continued)

Communications Software	0.1%
Professional Sports	0.1
Transport — Services	0.1
Industrial Automated/Robotic	0.1
Food — Baking	0.1
Finance — Leasing Companies	0.1
Retail — Toy Stores	0.1
Engineering/R&D Services	0.1
MRI/Medical Diagnostic Imaging	0.1
Filtration/Separation Products	0.1
Heart Monitors	0.1
Therapeutics	0.1
Seismic Data Collection	0.1
Food — Flour & Grain	0.1
Retail — Convenience Store	0.1
Agricultural Operations	0.1
Brewery	0.1
Internet Security	0.1
Radio	0.1
Advertising Sales	0.1
Internet Telephone	0.1
Industrial Audio & Video Products	0.1
Retail — Appliances	0.1
Transport — Equipment & Leasing	0.1
Building — Heavy Construction	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Chemicals — Plastics	0.1
Electronics — Military	0.1
Electric Products — Misc.	0.1
Internet Incubators	0.1

114.1%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.9%
Advanced Materials — 0.2%
Core Molding Technologies, Inc.†	25,700	$312,769
Hexcel Corp.†	10,100	414,605

		727,374

Advertising Sales — 0.1%
CBS Outdoor Americas, Inc.#	6,100	198,067

Advertising Services — 0.0%
Marchex, Inc., Class B	13,500	139,455

Aerospace/Defense — 0.3%
Teledyne Technologies, Inc.†	9,900	938,223

Aerospace/Defense - Equipment — 0.7%
Ducommun, Inc.†	6,400	162,496
LMI Aerospace, Inc.†	6,100	84,363
Moog, Inc., Class A†	6,600	475,596
Triumph Group, Inc.#	26,616	1,844,489

		2,566,944

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†#	3,200	51,872

Agricultural Operations — 0.1%
Cadiz, Inc.†	14,400	117,072
MGP Ingredients, Inc.	13,100	92,617

		209,689

Airlines — 0.2%
Allegiant Travel Co.#	5,600	644,000

Apparel Manufacturers — 0.9%
Columbia Sportswear Co.	31,231	2,609,975
Delta Apparel, Inc.†	10,500	155,925
Quiksilver, Inc.†#	85,900	510,246

		3,276,146

Applications Software — 0.3%
BSQUARE Corp.†	13,900	48,233
Callidus Software, Inc.†	9,500	99,845
Cvent, Inc.†#	1,600	40,032
Five9, Inc.†#	14,700	110,103
Infoblox, Inc.†	3,700	47,952
PDF Solutions, Inc.†#	9,100	181,272
Progress Software Corp.†	11,750	255,210
Tangoe, Inc.†#	30,400	454,784

		1,237,431

Auction House/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.#	15,900	364,905

Audio/Video Products — 0.0%
VOXX International Corp.†	5,000	43,325

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.#	7,525	406,425
TravelCenters of America LLC†	9,000	76,590

		483,015

Auto/Truck Parts & Equipment - Original — 0.9%
Accuride Corp.†	20,000	110,000
Miller Industries, Inc.	10,000	203,100
SORL Auto Parts, Inc.†	15,300	52,479
Spartan Motors, Inc.	21,600	106,704
Strattec Security Corp.	7,600	501,600
TRW Automotive Holdings Corp.†#	28,102	2,385,017

		3,358,900

Security Description	Shares	Value (Note 2)

Auto/Truck Parts & Equipment - Replacement — 0.1%
Commercial Vehicle Group, Inc.†	18,700	$178,024

Banks - Commercial — 8.2%
1st United Bancorp, Inc.	14,300	119,405
American National Bankshares, Inc.	5,900	132,042
American River Bankshares†	19,500	174,525
AmeriServ Financial, Inc.	22,000	76,340
BancorpSouth, Inc.#	93,722	2,202,467
BankUnited, Inc.	18,800	611,752
Berkshire Bancorp, Inc.	6,500	48,750
Capital Bank Financial Corp., Class A†#	16,500	400,290
Capital City Bank Group, Inc.	9,600	124,128
Citizens Holding Co.	4,500	83,070
CNB Financial Corp.	8,500	142,375
CVB Financial Corp.#	137,823	2,009,459
East West Bancorp, Inc.	80,665	2,700,664
Enterprise Bancorp, Inc.	6,821	133,351
Farmers Capital Bank Corp.†	7,900	150,969
First Bancorp	9,000	162,720
First Bancorp, Inc.	7,165	115,786
First Community Bancshares, Inc.	10,000	146,000
First Horizon National Corp.#	50,700	581,022
Glacier Bancorp, Inc.#	108,957	2,862,300
Hampton Roads Bankshares, Inc.†	85,000	140,250
Heritage Commerce Corp.	13,500	108,810
Heritage Financial Corp.	7,865	123,874
Iberiabank Corp.#	33,525	2,093,972
Independent Bank Corp.	14,000	184,660
LNB Bancorp, Inc.	16,300	178,811
Merchants Bancshares, Inc.	4,600	140,070
Metro Bancorp, Inc.†	10,500	229,425
MidWestOne Financial Group, Inc.	5,400	127,386
Northrim BanCorp, Inc.	7,100	175,370
Ohio Valley Banc Corp.	6,400	144,000
Pacific Continental Corp.	13,000	179,660
PacWest Bancorp	57,108	2,308,305
Park Sterling Corp.	25,200	162,540
Peoples Bancorp of North Carolina, Inc.	5,500	93,335
Peoples Bancorp, Inc.	6,300	154,980
Pinnacle Financial Partners, Inc.#	5,500	189,860
Preferred Bank†	3,920	88,318
Prosperity Bancshares, Inc.	8,600	499,918
Seacoast Banking Corp. of Florida†	13,100	139,646
Sierra Bancorp	9,400	148,802
Signature Bank†	7,500	868,650
Southcoast Financial Corp.†	5,000	34,050
Southern National Bancorp of Virginia, Inc.	15,000	156,450
Southwest Bancorp, Inc.	13,500	232,200
Suffolk Bancorp†	9,100	205,387
Synovus Financial Corp.	14,290	329,527
Talmer Bancorp, Inc., Class A†#	8,400	113,988
TCF Financial Corp.	16,400	260,596
Texas Capital Bancshares, Inc.†#	51,104	2,616,525
United Security Bancshares†	20,732	117,136
Valley National Bancorp.#	21,872	211,940
Washington Trust Bancorp, Inc.#	5,800	198,418
West Bancorporation, Inc.	14,344	206,697
Westamerica Bancorporation#	6,400	313,408
Western Alliance Bancorp†	117,932	2,698,284
Wintrust Financial Corp.#	9,216	401,633
Zions Bancorporation#	11,500	328,785

		29,883,081

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†#	4,100	$60,598

Batteries/Battery Systems — 0.8%
EnerSys, Inc.#	42,728	2,949,941

Beverages - Non-alcoholic — 0.0%
Primo Water Corp.†	21,600	87,696

Brewery — 0.1%
Craft Brew Alliance, Inc.†	18,800	206,988

Broadcast Services/Program — 0.5%
Nexstar Broadcasting Group, Inc., Class A#	41,614	1,933,386

Building & Construction Products - Misc. — 1.0%
Louisiana-Pacific Corp.†#	30,200	428,840
NCI Building Systems, Inc.†#	13,200	221,100
Quanex Building Products Corp.	11,800	210,040
Simpson Manufacturing Co., Inc.	8,500	282,710
Trex Co., Inc.†#	76,749	2,372,312

		3,515,002

Building & Construction - Misc. — 0.6%
Dycom Industries, Inc.†	70,412	2,094,757
Integrated Electrical Services, Inc.†	10,700	72,332

		2,167,089

Building Products - Air & Heating — 0.3%
AAON, Inc.#	9,750	304,200
American DG Energy, Inc.†	35,000	84,000
Lennox International, Inc.	9,600	815,232

		1,203,432

Building Products - Cement — 0.8%
Eagle Materials, Inc.	30,225	2,628,668
Martin Marietta Materials, Inc.#	2,100	257,880

		2,886,548

Building Products - Doors & Windows — 0.6%
Apogee Enterprises, Inc.#	73,720	2,218,972

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	18,400	146,096

Building - Heavy Construction — 0.1%
Orion Marine Group, Inc.†	16,100	182,091

Building - Mobile Home/Manufactured Housing — 0.7%
Thor Industries, Inc.#	40,704	2,442,240

Building - Residential/Commercial — 0.6%
Beazer Homes USA, Inc.†#	90,534	1,771,750
Meritage Homes Corp.†	10,600	425,166
Standard Pacific Corp.†#	14,800	118,844

		2,315,760

Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	7,500	122,775

Casino Services — 0.6%
Bally Technologies, Inc.†#	34,468	2,033,612

Chemicals - Diversified — 0.9%
FMC Corp.	28,671	2,195,052
Rockwood Holdings, Inc.#	13,800	1,053,906

		3,248,958

Chemicals - Plastics — 0.1%
Landec Corp.†	14,800	177,748

Chemicals - Specialty — 0.8%
KMG Chemicals, Inc.	7,800	125,580
Minerals Technologies, Inc.#	39,940	2,476,280

Security Description	Shares	Value (Note 2)

Chemicals - Specialty (continued)
Oil-Dri Corp. of America	4,900	$159,838

		2,761,698

Circuit Boards — 0.0%
UQM Technologies, Inc.†	57,300	109,443

Coal — 0.1%
Cloud Peak Energy, Inc.†	20,700	382,329

Commercial Services — 0.9%
Collectors Universe, Inc.	7,200	148,896
HMS Holdings Corp.†#	18,300	344,040
Intersections, Inc.	12,500	55,375
Providence Service Corp.†	3,900	156,780
Quanta Services, Inc.†	3,617	122,797
SP Plus Corp.†	4,000	94,880
StarTek, Inc.†	18,100	130,320
Team, Inc.†#	55,845	2,341,023

		3,394,111

Commercial Services - Finance — 0.1%
PRGX Global, Inc.†	22,500	143,550
Xoom Corp.†#	8,800	195,360

		338,910

Communications Software — 0.1%
Audience, Inc.†	14,200	176,222
Digi International, Inc.†	13,300	118,237

		294,459

Computer Services — 0.8%
CACI International, Inc., Class A†#	30,911	2,207,045
FleetMatics Group PLC†#	18,700	532,950
LivePerson, Inc.†	10,900	103,768

		2,843,763

Computer Software — 1.1%
Computer Modelling Group, Ltd.	5,500	152,121
Cornerstone OnDemand, Inc.†#	2,200	88,418
SS&C Technologies Holdings, Inc.†#	90,448	3,857,607

		4,098,146

Computers - Integrated Systems — 2.0%
Agilysys, Inc.†	13,000	188,630
Cray, Inc.†#	127,812	3,583,849
Jack Henry & Associates, Inc.	53,856	3,123,109
Maxwell Technologies, Inc.†	14,800	256,928

		7,152,516

Computers - Memory Devices — 0.1%
Datalink Corp.†	11,100	103,008
Dot Hill Systems Corp.†	62,300	267,267
Netlist, Inc.†	37,900	47,375

		417,650

Consulting Services — 0.8%
CRA International, Inc.†	7,700	172,480
Hackett Group, Inc.	27,900	170,190
Information Services Group, Inc.†	42,400	217,512
MAXIMUS, Inc.	47,774	2,134,542
PDI, Inc.†	9,800	49,196

		2,743,920

Consumer Products - Misc. — 0.1%
CSS Industries, Inc.	3,000	72,270
Tumi Holdings, Inc.†#	20,100	371,850

		444,120

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Containers - Paper/Plastic — 1.1%
Berry Plastics Group, Inc.†	22,000	$519,420
Graphic Packaging Holding Co.†	299,124	3,287,373

		3,806,793

Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.	3,421	10,639

Data Processing/Management — 0.1%
CommVault Systems, Inc.†#	4,400	215,248
Innodata, Inc.†	25,000	81,250

		296,498

Decision Support Software — 0.1%
Interactive Intelligence Group, Inc.†	10,400	527,176

Diagnostic Equipment — 0.1%
BioTelemetry, Inc.†	36,900	270,846
Hansen Medical, Inc.†	75,000	110,250

		381,096

Diagnostic Kits — 0.7%
Alere, Inc.†#	64,436	2,304,876
Meridian Bioscience, Inc.#	20,100	410,241

		2,715,117

Diamonds/Precious Stones — 0.0%
Petra Diamonds, Ltd.†	35,600	92,910

Direct Marketing — 0.0%
ValueVision Media, Inc., Class A†	18,400	82,064

Distribution/Wholesale — 0.6%
Beacon Roofing Supply, Inc.†#	47,391	1,634,990
Core-Mark Holding Co., Inc.	3,600	297,648
Pool Corp.#	3,511	202,690

		2,135,328

Diversified Manufacturing Operations — 0.7%
AZZ, Inc.#	10,900	485,159
Chase Corp.	7,100	216,834
EnPro Industries, Inc.†#	9,700	711,883
Fabrinet†#	12,800	243,456
Harsco Corp.	19,800	534,204
Koppers Holdings, Inc.	8,900	323,426
Lydall, Inc.†	7,000	193,130

		2,708,092

Diversified Minerals — 0.0%
United States Lime & Minerals, Inc.	2,600	166,634

Diversified Operations — 0.0%
Resource America, Inc., Class A	17,400	148,944

E-Commerce/Products — 0.0%
1-800-FLOWERS.COM, Inc., Class A†	20,600	114,948

E-Commerce/Services — 0.3%
Angie’s List, Inc.†#	8,600	91,590
Coupons.com, Inc.†#	1,300	33,566
Coupons.com, Inc.†(1)(6)(7)	6,490	159,193
GrubHub, Inc.†#	4,100	139,728
Grubhub Seamless, Inc.†(1)(6)(7)	5,267	170,524
OpenTable, Inc.†#	4,300	291,325
United Online, Inc.	12,500	136,500
Zillow, Inc., Class A†#	300	35,406

		1,057,832

E-Marketing/Info — 0.7%
Conversant, Inc.†#	85,422	2,014,251
Marketo, Inc.†#	17,400	403,332

		2,417,583

Security Description	Shares	Value (Note 2)

E-Services/Consulting — 0.1%
OPOWER, Inc.†	3,200	$53,280
Sapient Corp.†	16,300	268,135

		321,415

Educational Software — 0.0%
Rosetta Stone, Inc.†	14,000	137,760

Electric Products - Misc. — 0.1%
Graham Corp.	5,800	172,840

Electric - Integrated — 0.5%
Cleco Corp.	2,900	150,887
El Paso Electric Co.	10,100	384,911
NorthWestern Corp.	3,900	187,200
OGE Energy Corp.	7,600	279,148
PNM Resources, Inc.	26,200	745,652

		1,747,798

Electronic Components - Misc. — 0.8%
CTS Corp.	11,600	203,116
Gentex Corp.#	5,100	147,492
InvenSense, Inc.†#	8,000	154,400
Pulse Electronics Corp.†	3,040	8,755
Sanmina Corp.†	108,502	2,208,016
Viasystems Group, Inc.†	11,000	114,180
Vishay Precision Group, Inc.†	8,800	142,296

		2,978,255

Electronic Components - Semiconductors — 1.2%
Cavium, Inc.†	5,600	274,288
Diodes, Inc.†	9,050	250,413
Fairchild Semiconductor International, Inc.†#	132,240	1,939,961
GigOptix, Inc.†	50,000	73,000
GSI Technology, Inc.†	19,800	111,474
GT Advanced Technologies, Inc.†#	3,200	53,952
Kopin Corp.†#	17,100	54,378
Mellanox Technologies, Ltd.†	5,100	161,058
Peregrine Semiconductor Corp.†	24,500	156,310
Pixelworks, Inc.†	22,000	136,840
PLX Technology, Inc.†	18,300	105,591
PMC-Sierra, Inc.†	60,900	430,563
Semtech Corp.†	12,600	326,844
Silicon Laboratories, Inc.†	3,800	171,456

		4,246,128

Electronic Design Automation — 0.7%
Cadence Design Systems, Inc.†#	147,548	2,462,576

Electronic Measurement Instruments — 0.5%
Analogic Corp.	3,800	259,616
CyberOptics Corp.†	18,900	152,901
ESCO Technologies, Inc.	11,900	400,078
FARO Technologies, Inc.†#	5,500	233,860
National Instruments Corp.	16,700	478,288
Zygo Corp.†	10,900	209,498

		1,734,241

Electronic Parts Distribution — 0.6%
Tech Data Corp.†	36,547	2,174,912

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.#	6,000	402,600

Electronics - Military — 0.1%
M/A-COM Technology Solutions Holdings, Inc.†#	9,600	175,584

Energy - Alternate Sources — 0.2%
Amyris, Inc.†	50,800	173,736
Ocean Power Technologies, Inc.†	17,900	44,571

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Energy - Alternate Sources (continued)
REX American Resources Corp.†	4,600	$319,746
Saratoga Resources, Inc.†	17,300	21,452
Solazyme, Inc.†#	9,600	95,904

		655,409

Engineering/R&D Services — 0.1%
VSE Corp.	3,700	229,067

Enterprise Software/Service — 1.8%
American Software, Inc., Class A	11,600	111,476
Concur Technologies, Inc.†#	2,400	204,888
Guidewire Software, Inc.†#	11,500	434,355
Informatica Corp.†	49,493	1,810,949
MicroStrategy, Inc., Class A†	16,620	2,345,415
Proofpoint, Inc.†	12,600	402,192
PROS Holdings, Inc.†	10,100	232,300
SciQuest, Inc.†#	52,366	886,556

		6,428,131

Environmental Monitoring & Detection — 0.2%
MSA Safety, Inc.	12,200	666,852

Filtration/Separation Products — 0.1%
CLARCOR, Inc.#	3,900	228,267

Finance - Consumer Loans — 0.0%
Asta Funding, Inc.†	13,200	110,616

Finance - Investment Banker/Broker — 1.8%
Diamond Hill Investment Group, Inc.	1,700	207,417
E*TRADE Financial Corp.†#	161,186	3,283,359
Evercore Partners, Inc., Class A#	40,954	2,254,108
FBR & Co.†	9,750	254,475
JMP Group, Inc.	16,300	105,950
Piper Jaffray Cos.†#	3,500	154,105
SWS Group, Inc.†	21,300	152,934

		6,412,348

Finance - Leasing Companies — 0.1%
California First National Bancorp	6,000	91,560
Marlin Business Services Corp.	7,500	156,225

		247,785

Finance - Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	3,000	82,950
PennyMac Financial Services, Inc., Class A†	4,100	65,067

		148,017

Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	25,377	619,706
MGIC Investment Corp.†#	12,400	105,152
Radian Group, Inc.#	29,100	419,622

		1,144,480

Food - Baking — 0.1%
Flowers Foods, Inc.	12,200	254,370

Food - Canned — 0.7%
Seneca Foods Corp., Class B†	200	5,908
TreeHouse Foods, Inc.†	34,493	2,585,250

		2,591,158

Food - Flour & Grain — 0.1%
Post Holdings, Inc.†#	4,400	219,868

Food - Misc./Diversified — 0.5%
Annie’s, Inc.†#	4,200	137,424
Inventure Foods, Inc.†	17,900	220,170
John B. Sanfilippo & Son, Inc.	6,600	169,620

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified (continued)
Pinnacle Foods, Inc.	23,400	$732,654
Senomyx, Inc.†#	30,400	208,544

		1,468,412

Food - Retail — 0.1%
Fresh Market, Inc.†#	11,100	340,215

Food - Wholesale/Distribution — 0.5%
United Natural Foods, Inc.†#	26,502	1,786,500

Footwear & Related Apparel — 0.2%
R.G. Barry Corp.	9,700	183,136
Wolverine World Wide, Inc.#	13,900	359,593

		542,729

Funeral Services & Related Items — 0.0%
Matthews International Corp., Class A#	4,000	164,000

Gambling (Non-Hotel) — 0.1%
Dover Downs Gaming & Entertainment, Inc.†	43,334	61,534
Isle of Capri Casinos, Inc.†	23,400	159,588
Lakes Entertainment, Inc.†	30,400	150,480

		371,602

Garden Products — 0.2%
Toro Co.	10,300	665,174

Gas - Distribution — 0.9%
Chesapeake Utilities Corp.	2,400	156,984
Delta Natural Gas Co., Inc.	3,800	74,898
Southwest Gas Corp.	10,100	528,836
UGI Corp.#	47,667	2,319,953

		3,080,671

Gold Mining — 0.1%
Franco-Nevada Corp.	8,300	385,108

Healthcare Safety Devices — 0.0%
Alpha PRO Tech, Ltd.†	30,000	68,400
Harvard Apparatus Regenerative Technology, Inc.†	7,500	57,750

		126,150

Heart Monitors — 0.1%
HeartWare International, Inc.†#	2,500	225,425

Home Furnishings — 0.6%
Ethan Allen Interiors, Inc.#	2,700	63,288
Hooker Furniture Corp.	9,100	130,130
La-Z-Boy, Inc.#	78,175	1,909,034

		2,102,452

Hotel/Motels — 0.0%
Morgans Hotel Group Co.†	19,000	150,100

Housewares — 0.0%
Lifetime Brands, Inc.	8,000	125,680

Human Resources — 0.2%
Cross Country Healthcare, Inc.†	20,000	115,400
Kforce, Inc.	12,600	277,578
Team Health Holdings, Inc.†	4,100	208,157
TriNet Group, Inc.†	5,100	128,010

		729,145

Independent Power Producers — 0.2%
Dynegy, Inc.†	22,000	741,400
NRG Yield, Inc.#	3,200	150,112

		891,512

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Industrial Audio & Video Products — 0.1%
Ballantyne Strong, Inc.†	14,000	$59,920
Iteris, Inc.†	76,210	133,368

		193,288

Industrial Automated/Robotic — 0.1%
Adept Technology, Inc.†	10,000	116,800
Hurco Cos., Inc.	5,000	138,300

		255,100

Instruments - Controls — 0.8%
Allied Motion Technologies, Inc.	14,000	203,420
Control4 Corp.†#	7,000	118,790
Frequency Electronics, Inc.†	10,000	112,000
Watts Water Technologies, Inc., Class A	41,913	2,337,069
Woodward, Inc.	2,750	122,925

		2,894,204

Instruments - Scientific — 0.4%
FEI Co.	18,863	1,574,117

Insurance - Life/Health — 0.6%
Independence Holding Co.	10,460	148,950
StanCorp Financial Group, Inc.	33,604	2,019,601

		2,168,551

Insurance - Multi-line — 0.7%
American Financial Group, Inc.	38,280	2,234,786
Fortegra Financial Corp.†#	20,400	145,860
Kemper Corp.	6,100	213,195

		2,593,841

Insurance - Property/Casualty — 0.7%
Enstar Group, Ltd.†#	1,800	253,620
Hallmark Financial Services, Inc.†	13,000	127,270
HCC Insurance Holdings, Inc.	10,400	488,592
Infinity Property & Casualty Corp.	10,600	678,506
RLI Corp.#	8,200	365,720
Selective Insurance Group, Inc.	21,500	511,055
State Auto Financial Corp.#	6,650	143,707

		2,568,470

Insurance - Reinsurance — 0.0%
Essent Group, Ltd.†#	3,800	75,810

Internet Application Software — 0.1%
Bazaarvoice, Inc.†#	22,300	146,734
Lionbridge Technologies, Inc.†	36,800	207,184

		353,918

Internet Connectivity Services — 0.0%
PC-Tel, Inc.	21,200	148,400

Internet Content - Entertainment — 0.1%
Pandora Media, Inc.†#	14,200	348,326

Internet Content - Information/News — 0.0%
Reis, Inc.	8,000	147,600

Internet Financial Services — 0.0%
TheStreet, Inc.	48,200	124,838

Internet Incubators — 0.1%
HomeAway, Inc.†	5,000	154,000
ModusLink Global Solutions, Inc.†	5,000	18,050

		172,050

Internet Infrastructure Software — 0.1%
Barracuda Networks, Inc.†#	1,900	56,031
Support.com, Inc.†	56,500	129,950

Security Description	Shares	Value (Note 2)

Internet Infrastructure Software (continued)
Unwired Planet, Inc.†	65,400	$141,264

		327,245

Internet Security — 0.1%
iPass, Inc.†	49,900	64,371
Zix Corp.†	41,500	136,950

		201,321

Internet Telephone — 0.1%
RingCentral, Inc.†#	16,100	195,937

Investment Companies — 0.1%
Gladstone Capital Corp.	12,000	119,280
KCAP Financial, Inc.	16,700	133,099
NGP Capital Resources Co.	13,000	83,460
OFS Capital Corp.	12,000	152,400

		488,239

Investment Management/Advisor Services — 1.7%
Artisan Partners Asset Management, Inc., Class A	38,373	2,207,215
Calamos Asset Management, Inc., Class A	14,000	174,300
Cohen & Steers, Inc.#	8,900	360,361
Financial Engines, Inc.#	15,600	634,920
Janus Capital Group, Inc.#	203,057	2,371,706
Manning & Napier, Inc.	8,400	143,556
Pzena Investment Management, Inc., Class A#	3,700	37,999
Waddell & Reed Financial, Inc., Class A	6,900	416,622

		6,346,679

Lasers - System/Components — 0.6%
Coherent, Inc.†	30,053	1,802,579
Rofin-Sinar Technologies, Inc.†#	8,800	204,512

		2,007,091

Leisure Products — 0.5%
Brunswick Corp.	37,300	1,607,630
Johnson Outdoors, Inc., Class A	7,200	179,640
Marine Products Corp.	12,100	94,138

		1,881,408

Lighting Products & Systems — 0.1%
Acuity Brands, Inc.#	3,400	426,734

Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	3,000	155,430

Machine Tools & Related Products — 0.0%
Hardinge, Inc.	11,000	140,470

Machinery - Construction & Mining — 0.0%
Terex Corp.#	900	34,614

Machinery - General Industrial — 0.2%
Albany International Corp., Class A	11,100	413,475
Manitowoc Co., Inc.#	17,700	478,785

		892,260

Machinery - Pumps — 0.2%
Graco, Inc.	8,400	613,032

Medical Instruments — 0.3%
Baxano Surgical, Inc.†	40,300	26,598
Bruker Corp.†#	17,400	364,530
CryoLife, Inc.	17,000	150,110
Edwards Lifesciences Corp.†	1,200	97,440
Navidea Biopharmaceuticals, Inc.†	85,500	135,945
Thoratec Corp.†	4,400	145,728
Vascular Solutions, Inc.†	7,500	153,600
Volcano Corp.†#	9,100	157,976

		1,231,927

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Labs & Testing Services — 0.6%
ICON PLC†	53,368	$2,255,865

Medical Products — 2.6%
Accuray, Inc.†#	6,537	57,656
Cardica, Inc.†	33,400	31,396
Chindex International, Inc.†	7,100	168,128
Cooper Cos., Inc.	2,900	374,158
Globus Medical, Inc., Class A†	92,726	2,242,115
Haemonetics Corp.†#	40,057	1,364,342
K2M Group Holdings, Inc.†#	6,300	94,185
Medgenics, Inc.†	19,000	145,730
NanoString Technologies, Inc.†	9,000	134,010
Span-America Medical Systems, Inc.	3,100	65,348
Tornier NV†	10,800	232,308
West Pharmaceutical Services, Inc.	47,148	1,984,459
Wright Medical Group, Inc.†	83,046	2,524,598

		9,418,433

Medical Sterilization Products — 0.2%
STERIS Corp.	11,500	615,480

Medical - Biomedical/Gene — 2.3%
Acceleron Pharma, Inc.†#	3,900	115,752
AMAG Pharmaceuticals, Inc.†#	2,700	49,410
ArQule, Inc.†	55,000	78,650
BioMarin Pharmaceutical, Inc.†#	3,700	214,452
Biota Pharmaceuticals, Inc.†	34,600	93,074
Cellular Dynamics International, Inc.†	9,500	107,255
Charles River Laboratories International, Inc.†#	35,734	1,914,628
Cubist Pharmaceuticals, Inc.†#	37,496	2,497,233
Enzo Biochem, Inc.†	33,500	137,685
Exelixis, Inc.†#	24,400	80,764
Fibrocell Science, Inc.†	33,100	99,300
GTx, Inc.†	20,200	33,532
Harvard Bioscience, Inc.†	30,000	123,600
Idenix Pharmaceuticals, Inc.†#	10,800	67,716
Incyte Corp., Ltd.†#	30,500	1,511,275
Isis Pharmaceuticals, Inc.†#	8,100	236,682
Medicines Co.†#	9,400	262,260
Nanosphere, Inc.†	35,000	47,250
Onconova Therapeutics, Inc.†	12,000	58,200
Pacific Biosciences of California, Inc.†	26,700	132,432
PharmAthene, Inc.†	68,300	112,012
Repligen Corp.†	8,500	163,540
Seattle Genetics, Inc.†#	5,200	173,524
Theravance, Inc.†#	1,400	40,110
Ultragenyx Pharmaceutical, Inc.†#	500	18,780

		8,369,116

Medical - Drugs — 1.5%
Alimera Sciences, Inc.†	25,025	149,399
Alkermes PLC†	15,300	700,893
BioSpecifics Technologies Corp.†	5,200	140,296
Cempra, Inc.†	15,000	141,900
Chimerix, Inc.†	3,400	62,730
Cumberland Pharmaceuticals, Inc.†	12,800	58,240
Cytori Therapeutics, Inc.†	17,000	40,970
Endo International PLC†#	30,699	2,167,043
NanoViricides, Inc.†	43,000	153,940
Pacira Pharmaceuticals, Inc.†#	13,000	1,008,930
Pain Therapeutics, Inc.†	40,000	198,000
Pozen, Inc.	15,600	134,004
SIGA Technologies, Inc.†	19,900	53,133
Sucampo Pharmaceuticals, Inc., Class A†	23,000	167,210
Targacept, Inc.†	35,000	131,250
TESARO, Inc.†#	3,600	95,904

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Vanda Pharmaceuticals, Inc.†#	4,300	$44,247
XenoPort, Inc.†	25,000	101,250
Zogenix, Inc.†	18,700	43,010

		5,592,349

Medical - Generic Drugs — 0.7%
Impax Laboratories, Inc.†#	88,794	2,464,921

Medical - HMO — 0.3%
Centene Corp.†	5,600	417,312
WellCare Health Plans, Inc.†	9,100	704,795

		1,122,107

Medical - Hospitals — 1.5%
Acadia Healthcare Co., Inc.†#	10,600	451,984
Community Health Systems, Inc.†#	50,450	2,107,296
LifePoint Hospitals, Inc.†	47,219	2,891,692

		5,450,972

Medical - Nursing Homes — 0.6%
Kindred Healthcare, Inc.#	91,906	2,281,107

Medical - Outpatient/Home Medical — 0.3%
Premier, Inc., Class A†	42,332	1,254,720

Metal Processors & Fabrication — 1.3%
Ampco-Pittsburgh Corp.	6,500	140,335
Dynamic Materials Corp.	8,100	176,418
Haynes International, Inc.#	52,015	2,761,997
NN, Inc.	7,900	193,787
RBC Bearings, Inc.	9,000	539,730
Rexnord Corp.†	17,500	447,475
Sun Hydraulics Corp.#	6,800	251,056
Worthington Industries, Inc.	3,500	141,050

		4,651,848

Metal Products - Distribution — 0.0%
Olympic Steel, Inc.	5,500	130,130

Metal - Diversified — 0.3%
Constellium NV, Class A†	22,100	643,994
Luxfer Holdings PLC ADR	15,500	291,710

		935,704

Miscellaneous Manufacturing — 0.8%
John Bean Technologies Corp.	14,600	417,560
TriMas Corp.†	72,624	2,549,829

		2,967,389

MRI/Medical Diagnostic Imaging — 0.1%
RadNet, Inc.†	36,000	228,960

Networking Products — 0.1%
Fortinet, Inc.†	6,000	134,820
Ixia†#	5,900	68,558
Meru Networks, Inc.†	40,100	143,558
NeoPhotonics Corp.†	22,000	102,520

		449,456

Non-Hazardous Waste Disposal — 0.8%
Casella Waste Systems, Inc., Class A†	32,900	180,950
Waste Connections, Inc.	63,501	2,893,741

		3,074,691

Office Furnishings - Original — 0.7%
Interface, Inc.#	120,369	2,195,531
Knoll, Inc.	20,400	357,816

		2,553,347

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil & Gas Drilling — 0.8%
Parsley Energy, Inc., Class A†#	10,200	$242,454
Precision Drilling Corp.	200,512	2,598,636

		2,841,090

Oil Companies - Exploration & Production — 3.2%
American Eagle Energy Corp.†	21,250	129,625
Athlon Energy, Inc.†	8,500	369,410
Bill Barrett Corp.†#	15,500	387,500
Bonanza Creek Energy, Inc.†	7,000	375,340
BPZ Resources, Inc.†	60,000	183,600
Callon Petroleum Co.†	13,100	138,205
Contango Oil & Gas Co.†	6,500	279,435
Diamondback Energy, Inc.†	8,100	611,388
Endeavour International Corp.†	31,500	63,000
Energen Corp.#	26,469	2,259,923
Energy XXI Bermuda, Ltd.#	10,900	233,805
Escalera Resources Co.†	11,000	29,370
Evolution Petroleum Corp.	10,600	119,038
FieldPoint Petroleum Corp.†	31,900	172,579
Matador Resources Co.†#	15,300	380,664
Miller Energy Resources, Inc.†	23,400	127,296
Oasis Petroleum, Inc.†#	17,300	856,350
Panhandle Oil and Gas, Inc., Class A	5,400	296,676
PostRock Energy Corp.†	24,600	35,916
Rosetta Resources, Inc.†#	33,694	1,587,998
RSP Permian, Inc.†	5,500	148,500
Ultra Petroleum Corp.†#	93,351	2,522,344
Warren Resources, Inc.†	34,500	158,010

		11,465,972

Oil Field Machinery & Equipment — 0.8%
Bolt Technology Corp.	8,600	155,144
Dresser-Rand Group, Inc.†#	27,513	1,683,796
Flotek Industries, Inc.†#	9,500	269,610
Forum Energy Technologies, Inc.†#	8,300	274,232
Gulf Island Fabrication, Inc.#	9,000	177,390
Mitcham Industries, Inc.†	6,900	92,667
Natural Gas Services Group, Inc.†	7,400	222,296
Thermon Group Holdings, Inc.†	6,600	155,430

		3,030,565

Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	214	13,531
Arabian American Development Co.†	14,000	146,300

		159,831

Oil - Field Services — 2.2%
C&J Energy Services, Inc.†#	11,400	348,954
Cal Dive International, Inc.†	66,800	86,172
Forbes Energy Services, Ltd.†	17,200	69,832
Helix Energy Solutions Group, Inc.†#	82,049	1,918,306
Key Energy Services, Inc.†#	15,900	127,995
MRC Global, Inc.†#	59,872	1,723,715
SEACOR Holdings, Inc.†#	9,500	760,760
Targa Resources Corp.#	23,322	2,681,097
TETRA Technologies, Inc.†#	8,900	102,617

		7,819,448

Optical Recognition Equipment — 0.0%
Digimarc Corp.	3,100	98,766

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	5,800	360,006
Schweitzer-Mauduit International, Inc.	4,000	166,720
Xerium Technologies, Inc.†	15,000	206,700

		733,426

Security Description	Shares	Value (Note 2)

Patient Monitoring Equipment — 0.0%
Masimo Corp.†#	500	$12,320

Pharmacy Services — 0.0%
Catamaran Corp.†	1,968	86,120

Physicians Practice Management — 0.0%
Healthways, Inc.†#	5,200	89,596

Pipelines — 0.6%
Primoris Services Corp.	79,076	2,290,832

Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†#	6,100	119,377

Printing - Commercial — 0.1%
ARC Document Solutions, Inc.†	10,500	65,100
Multi-Color Corp.#	9,750	342,518
R.R. Donnelley & Sons Co.	1,816	28,765

		436,383

Professional Sports — 0.1%
Madison Square Garden Co., Class A†	5,100	279,735

Publishing - Books — 0.1%
Courier Corp.	7,700	104,566
Scholastic Corp.#	6,449	205,594

		310,160

Publishing - Newspapers — 0.1%
AH Belo Corp., Class A	18,221	214,643
Lee Enterprises, Inc.†	34,500	140,760

		355,403

Quarrying — 0.1%
Compass Minerals International, Inc.	4,600	427,754

Radio — 0.1%
Emmis Communications Corp., Class A†	40,500	112,995
Salem Communications Corp., Class A	10,000	85,400

		198,395

Real Estate Investment Trusts — 3.3%
Acadia Realty Trust	7,200	198,648
CatchMark Timber Trust, Inc., Class A#	8,800	116,512
CBL & Associates Properties, Inc.	22,900	430,978
Chesapeake Lodging Trust	15,700	457,969
Colony Financial, Inc.#	5,600	124,096
Cousins Properties, Inc.	109,735	1,316,820
DiamondRock Hospitality Co.	52,108	647,181
Douglas Emmett, Inc.#	79,400	2,254,166
EastGroup Properties, Inc.#	9,200	585,672
Equity One, Inc.	13,800	316,848
First Potomac Realty Trust#	10,900	142,572
Kilroy Realty Corp.#	3,200	193,856
LaSalle Hotel Properties#	79,740	2,630,623
Lexington Realty Trust	159,900	1,814,865
Pebblebrook Hotel Trust	1,300	46,202
PS Business Parks, Inc.	8,300	698,777
Starwood Property Trust, Inc.	2,100	51,219
Starwood Waypoint Residential Trust†	780	21,286
Urstadt Biddle Properties, Inc., Class A	5,500	113,960

		12,162,250

Real Estate Management/Services — 0.7%
Jones Lang LaSalle, Inc.#	20,367	2,470,313
RE/MAX Holdings, Inc., Class A#	2,700	77,571

		2,547,884

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.#	5,300	$200,923
AV Homes, Inc.†	11,400	189,126
Consolidated-Tomoka Land Co.	3,100	143,375
St. Joe Co.†#	13,100	308,374

		841,798

Recycling — 0.0%
Metalico, Inc.†	31,700	39,942

Rental Auto/Equipment — 0.1%
Electro Rent Corp.#	5,600	90,440
H&E Equipment Services, Inc.†	10,400	360,360

		450,800

Research & Development — 0.0%
Albany Molecular Research, Inc.†	6,900	108,951

Retail - Apparel/Shoe — 0.8%
American Eagle Outfitters, Inc.#	23,600	253,228
ANN, Inc.†	19,050	740,474
bebe stores, Inc.#	98,393	403,411
Burlington Stores, Inc.†#	3,600	102,312
Chico’s FAS, Inc.	34,500	523,020
Christopher & Banks Corp.†	29,300	199,826
Destination XL Group, Inc.†	30,000	158,700
Express, Inc.†	23,400	295,074
Francesca’s Holdings Corp.†	11,500	176,410
Pacific Sunwear of California, Inc.†	37,200	90,024
Wet Seal, Inc., Class A†	80,000	67,200

		3,009,679

Retail - Appliances — 0.1%
hhgregg, Inc.†#	20,100	184,920

Retail - Automobile — 0.7%
Penske Automotive Group, Inc.	52,907	2,461,234

Retail - Building Products — 0.0%
Tile Shop Holdings, Inc.†#	2,200	32,824

Retail - Convenience Store — 0.1%
Pantry, Inc.†#	12,700	214,503

Retail - Discount — 0.2%
Citi Trends, Inc.†	7,300	147,168
HSN, Inc.	8,100	450,522
Tuesday Morning Corp.†#	14,000	226,240

		823,930

Retail - Home Furnishings — 0.6%
Kirkland’s, Inc.†	9,700	172,175
Pier 1 Imports, Inc.#	90,958	1,601,770
Restoration Hardware Holdings, Inc.†#	5,000	332,400

		2,106,345

Retail - Leisure Products — 0.0%
West Marine, Inc.†	7,632	76,702

Retail - Misc./Diversified — 0.1%
Five Below, Inc.†#	7,000	253,400
Gaiam, Inc.† Class A	17,400	127,716

		381,116

Retail - Regional Department Stores — 0.1%
Stage Stores, Inc.#	16,800	308,616

Retail - Restaurants — 3.8%
BJ’s Restaurants, Inc.†#	10,500	331,695
Bloomin’ Brands, Inc.†	21,600	450,144
Brinker International, Inc.	10,200	506,430

Security Description	Shares	Value (Note 2)

Retail - Restaurants (continued)
Carrols Restaurant Group, Inc.†	15,000	$105,450
Cheesecake Factory, Inc.#	9,200	422,004
Cracker Barrel Old Country Store, Inc.#	19,282	1,938,805
Denny’s Corp.†#	27,800	180,700
DineEquity, Inc.	22,684	1,800,883
Famous Dave’s of America, Inc.†	10,500	336,735
Jack in the Box, Inc.	19,900	1,148,827
Jamba, Inc.†	520	5,569
Krispy Kreme Doughnuts, Inc.†#	23,600	444,624
Luby’s, Inc.†	25,000	125,750
Papa John’s International, Inc.	55,633	2,412,803
Red Robin Gourmet Burgers, Inc.†#	40,922	2,949,658
Sonic Corp.†#	26,962	560,810

		13,720,887

Retail - Sporting Goods — 0.2%
Hibbett Sports, Inc.†#	8,000	420,720
Zumiez, Inc.†#	15,500	425,785

		846,505

Retail - Toy Stores — 0.1%
Build-A-Bear Workshop, Inc.†	16,500	231,990

Retail - Vitamins & Nutrition Supplements — 0.4%
GNC Holdings, Inc., Class A	39,311	1,451,362

Retirement/Aged Care — 0.0%
Five Star Quality Care, Inc.†	24,000	126,720

Savings & Loans/Thrifts — 0.8%
Banc of California, Inc.	10,000	109,000
Bank Mutual Corp.	26,600	161,196
Capitol Federal Financial, Inc.#	43,140	521,994
ESSA Bancorp, Inc.	9,000	95,490
First Defiance Financial Corp.	5,800	163,734
First Niagara Financial Group, Inc.	38,600	332,346
Fox Chase Bancorp, Inc.	5,000	80,250
Hampden Bancorp, Inc.	7,500	121,575
Home Bancorp, Inc.†	6,600	136,290
Lake Shore Bancorp, Inc.	10,000	122,500
Louisiana Bancorp, Inc.	5,700	113,259
Meta Financial Group, Inc.	5,200	194,844
Naugatuck Valley Financial Corp.†	9,500	73,150
Oneida Financial Corp.	6,000	76,320
Pacific Premier Bancorp, Inc.†	12,600	177,912
Territorial Bancorp, Inc.	4,000	82,520
United Community Financial Corp.†	26,500	104,145
United Financial Bancorp, Inc.	11,703	157,638
Waterstone Financial, Inc.	11,039	119,221
Westfield Financial, Inc.	16,000	115,520

		3,058,904

Schools — 0.0%
Learning Tree International, Inc.†	14,700	41,307
Lincoln Educational Services Corp.	20,000	76,600

		117,907

Seismic Data Collection — 0.1%
Dawson Geophysical Co.	5,100	133,773
TGC Industries, Inc.†	20,065	90,894

		224,667

Semiconductor Components - Integrated Circuits — 1.1%
Hittite Microwave Corp.#	36,035	2,118,858
Pericom Semiconductor Corp.†	7,000	62,510
Power Integrations, Inc.#	36,996	1,860,529

		4,041,897

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment — 0.5%
Amtech Systems, Inc.†	6,100	$60,268
Cascade Microtech, Inc.†	15,400	184,338
Mattson Technology, Inc.†	34,500	73,140
Ultra Clean Holdings, Inc.†	14,700	121,716
Veeco Instruments, Inc.†#	43,424	1,446,888

		1,886,350

Steel Pipe & Tube — 0.2%
Mueller Water Products, Inc., Class A	26,300	221,709
Valmont Industries, Inc.#	3,400	526,830

		748,539

Steel - Producers — 0.1%
Friedman Industries, Inc.	10,000	82,400
Schnitzer Steel Industries, Inc., Class A#	9,700	241,724

		324,124

Storage/Warehousing — 0.2%
Mobile Mini, Inc.#	13,100	570,505

Telecom Equipment - Fiber Optics — 1.0%
Finisar Corp.†#	94,560	2,245,800
JDS Uniphase Corp.	113,489	1,244,974
KVH Industries, Inc.†	14,357	194,968

		3,685,742

Telecom Services — 0.3%
Allot Communications, Ltd.†#	13,000	172,640
Cbeyond, Inc.†	13,000	128,310
Hawaiian Telcom Holdco, Inc.†	5,000	139,650
Premiere Global Services, Inc.†#	16,700	217,267
Straight Path Communications, Inc., Class B†	5,950	56,347
Telecity Group PLC	14,472	172,474
tw telecom, Inc.†	9,900	324,621

		1,211,309

Telecommunication Equipment — 1.0%
ADTRAN, Inc.#	19,000	426,360
ARRIS Group, Inc.†	78,467	2,598,042
Aware, Inc.†	14,500	83,085
ShoreTel, Inc.†	38,000	264,480
Westell Technologies, Inc.† Class A	41,700	102,582

		3,474,549

Telephone - Integrated — 0.1%
Alaska Communications Systems Group, Inc.†	77,000	138,600
Enventis Corp.	9,800	133,868
IDT Corp., Class B	11,900	197,302

		469,770

Textile - Apparel — 0.0%
Cherokee, Inc.	6,400	86,016

Textile - Products — 0.1%
Culp, Inc.	12,300	226,812
Dixie Group, Inc.†	10,000	117,500

		344,312

Therapeutics — 0.1%
AVANIR Pharmaceuticals, Inc., Class A†#	42,600	224,928

Transactional Software — 0.6%
Bottomline Technologies de, Inc.†#	80,121	2,309,087

Transport - Equipment & Leasing — 0.1%
Willis Lease Finance Corp.†	10,000	183,800

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Marine — 0.7%
Horizon North Logistics, Inc.	18,800	$135,239
Navigator Holdings, Ltd.†	4,400	107,976
Scorpio Tankers, Inc.#	240,128	2,177,961

		2,421,176

Transport - Services — 0.1%
Matson, Inc.	2,800	68,796
Radiant Logistics, Inc.†	25,000	77,250
UTi Worldwide, Inc.#	11,600	113,100
XPO Logistics, Inc.†	1	25

		259,171

Transport - Truck — 3.3%
Celadon Group, Inc.#	113,212	2,644,632
Covenant Transportation Group, Inc., Class A†	14,200	151,088
Heartland Express, Inc.#	108,031	2,336,170
Knight Transportation, Inc.#	25,875	630,574
Landstar System, Inc.#	45,472	2,952,497
Old Dominion Freight Line, Inc.†	50,874	3,253,901

		11,968,862

Vitamins & Nutrition Products — 0.1%
Nutraceutical International Corp.†	8,200	195,242
Omega Protein Corp.†	9,000	129,510

		324,752

Water — 0.1%
Artesian Resources Corp., Class A	7,400	165,612
York Water Co.	7,000	142,590

		308,202

Wire & Cable Products — 0.7%
Belden, Inc.#	29,189	2,101,316
Encore Wire Corp.	3,900	189,540
General Cable Corp.#	13,300	339,150

		2,630,006

Wireless Equipment — 0.2%
Aruba Networks, Inc.†#	23,400	433,251
ID Systems, Inc.†	22,000	91,960
Tessco Technologies, Inc.	5,900	180,009

		705,220

Total Common Stocks
(cost $266,011,047)		359,728,875

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Computers - Integrated Systems — 0.0%
Apptio, Inc. Series D(2)(6)(7)	5,641	128,020

Data Processing/Management — 0.1%
Cloudera, Inc. Series F(2)(6)(7)	6,715	142,318

Internet Infrastructure Software — 0.0%
MongoDB, Inc.(2)(6)(7)	4,475	74,840

Oil Companies - Exploration & Production — 0.0%
GeoMet, Inc. Series A 9.60% (3)	4,191	12,238

Total Convertible Preferred Securities
(cost $300,766)		357,416

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

RIGHTS† — 0.0%
Medical - Biomedical/Gene — 0.0%
Cubist Pharmaceuticals, Inc. CVR Expires 12/31/2016 (cost $6,445)	2,900	$479

WARRANTS† — 0.0%
Oil Companies - Exploration & Production — 0.0%
FieldPoint Petroleum Corp.† Expires 03/23/2018 (strike price $4.00) (cost $19,492)	31,900	44,660

CONVERTIBLE BONDS & NOTES — 0.0%
Machinery - Construction & Mining — 0.0%
Terex Corp. Company Guar. Notes 4.00% due 06/01/2015 (cost $36,000)	36,000	86,063

Total Long-Term Investment Securities
(cost $266,373,750)		360,217,493

SHORT-TERM INVESTMENT SECURITIES — 15.1%
Registered Investment Companies — 14.8%
State Street Navigator Securities Lending Prime Portfolio(5)	51,235,921	51,235,921
T. Rowe Price Reserve Investment Fund	2,608,057	2,608,057

		53,843,978

Time Deposits — 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/2014	$1,177,000	1,177,000

Total Short-Term Investment Securities
(cost $55,020,978)		55,020,978

TOTAL INVESTMENTS
(cost $321,394,728)(4)	114.1%	415,238,471
Liabilities in excess of other assets	(14.1)	(51,431,539)

NET ASSETS —	100.0%	$363,806,932

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2014.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	At May 31, 2014, the Fund had loaned securities with a total value of $51,909,376. This was secured by collateral of $51,235,921, which was received in cash and subsequently invested in short-term investments currently value at $51,235,921 as reported in the portfolio of investments. The remaining collateral of $2,445,439 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	08/01/2027 to 11/15/2040	$76,265
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	1,514,406
Government National Mtg. Assoc.	0.55% to 4.00%	11/20/2038 to 01/16/2040	321,880
United States Treasury Bill	zero coupon	10/02/2014	28,004
United States Treasury Notes/Bonds	0.13% to 4.00%	07/31/2014 to 02/15/2040	504,884

(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2014, the Small Cap Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	Value as a % of Net Assets
Apptio, Inc Series D Convertible Preferred Securities	03/09/2012	5,641	$101,069	$128,020	$22.69	0.0%
Coupons.com, Inc. Common Stock	08/18/2011	6,490	88,805	159,193	24.53	0.1
Cloudera, Inc. Series F Convertible Preferred Securities	02/05/2014	6,715	97,770	142,318	21.19	0.0
Grubhub, Inc. Common Stock	08/13/2013	5,267	89,931	170,524	32.38	0.1
MongoDB, Inc. Convertible Preferred Securities	10/02/2013	4,475	74,840	74,840	16.72	0.0

				$674,895		0.2%

(7)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $674,895 representing 0.2% of net assets.

ADR—American Depository Receipt

CVR—Contingent Value Rights

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Bank-Commercials	$29,883,081	$—	$—	$29,883,081
E-Commerce/Services	728,115	329,717	—	1,057,832
Food - Misc./Diversified	1,468,412	—	—	1,468,412
Other Industries*	327,319,550	—	—	327,319,550
Convertible Preferred Securities
Oil Companies - Exploration & Production	12,238	—	—	12,238
Other Industries*	—	—	345,178	345,178
Rights	479	—	—	479
Warrants	44,660	—	—	44,660
Convertible Bonds & Notes	—	86,063	—	86,063
Short-Term Investment Securities:
Registered Investment Companies	53,843,978	—	—	53,843,978
Time Deposits	—	1,177,000	—	1,177,000

Total	$413,300,513	$1,592,780	$345,178	$415,238,471

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Registered Investment Companies	10.6%
Real Estate Investment Trusts	8.1
Banks — Commercial	6.6
Medical — Biomedical/Gene	3.0
Oil Companies — Exploration & Production	2.6
Electronic Components — Semiconductors	1.9
Electric — Integrated	1.7
U.S. Government Treasuries	1.7
Retail — Restaurants	1.6
Medical — Drugs	1.6
Retail — Apparel/Shoe	1.4
Oil — Field Services	1.4
Commercial Services	1.3
Repurchase Agreements	1.3
Enterprise Software/Service	1.2
Savings & Loans/Thrifts	1.2
Medical Products	1.2
Insurance — Property/Casualty	1.1
Computer Services	1.0
Investment Companies	1.0
Applications Software	1.0
Aerospace/Defense — Equipment	1.0
Distribution/Wholesale	0.9
Medical Instruments	0.9
Chemicals — Specialty	0.9
Diversified Manufacturing Operations	0.9
Gas — Distribution	0.9
Auto/Truck Parts & Equipment — Original	0.9
Food — Misc./Diversified	0.8
Machinery — General Industrial	0.8
Consulting Services	0.8
Semiconductor Components — Integrated Circuits	0.8
Therapeutics	0.7
Human Resources	0.7
Transport — Truck	0.7
Commercial Services — Finance	0.7
Electronic Components — Misc.	0.7
Finance — Investment Banker/Broker	0.7
Metal Processors & Fabrication	0.7
Insurance — Life/Health	0.7
Medical — HMO	0.7
Building & Construction Products — Misc.	0.7
Semiconductor Equipment	0.6
Chemicals — Diversified	0.6
Wireless Equipment	0.6
Footwear & Related Apparel	0.6
Retail — Automobile	0.6
Telecommunication Equipment	0.6
Building — Residential/Commercial	0.6
Transport — Services	0.6
Airlines	0.6
Aerospace/Defense	0.6
Investment Management/Advisor Services	0.5
Paper & Related Products	0.5
Networking Products	0.5
Medical Information Systems	0.5
Data Processing/Management	0.5
Transport — Marine	0.5
Computer Software	0.4
Office Furnishings — Original	0.4
Lighting Products & Systems	0.4
Insurance — Reinsurance	0.4
Schools	0.4
Finance — Consumer Loans	0.4
Electronic Measurement Instruments	0.4
Consumer Products — Misc.	0.4
Retail — Drug Store	0.4
E-Commerce/Services	0.4
Food — Wholesale/Distribution	0.4

Power Converter/Supply Equipment	0.4
Printing — Commercial	0.4
Telecom Services	0.4
Wire & Cable Products	0.3
Telecom Equipment — Fiber Optics	0.3
Miscellaneous Manufacturing	0.3
Finance — Other Services	0.3
Computers — Integrated Systems	0.3
Internet Content — Information/News	0.3
Chemicals — Plastics	0.3
Financial Guarantee Insurance	0.3
Filtration/Separation Products	0.3
Engineering/R&D Services	0.3
Independent Power Producers	0.3
Building & Construction — Misc.	0.3
Coal	0.3
Medical — Outpatient/Home Medical	0.3
Instruments — Controls	0.3
Retail — Convenience Store	0.3
Finance — Mortgage Loan/Banker	0.3
Computers — Periphery Equipment	0.3
Diagnostic Equipment	0.3
Transactional Software	0.3
Water	0.3
E-Marketing/Info	0.3
Alternative Waste Technology	0.3
Apparel Manufacturers	0.3
Home Furnishings	0.3
Oil Field Machinery & Equipment	0.3
Energy — Alternate Sources	0.3
Instruments — Scientific	0.3
Resorts/Theme Parks	0.2
Leisure Products	0.2
Oil Refining & Marketing	0.2
Computer Aided Design	0.2
Dental Supplies & Equipment	0.2
Pipelines	0.2
Lasers — System/Components	0.2
Containers — Paper/Plastic	0.2
Satellite Telecom	0.2
Rental Auto/Equipment	0.2
Transport — Equipment & Leasing	0.2
Poultry	0.2
Steel — Producers	0.2
Retail — Home Furnishings	0.2
Multimedia	0.2
Retail — Pawn Shops	0.2
Retail — Discount	0.2
E-Commerce/Products	0.2
Physical Therapy/Rehabilitation Centers	0.2
Electric Products — Misc.	0.2
Building Products — Cement	0.2
Retail — Misc./Diversified	0.2
Batteries/Battery Systems	0.2
Industrial Automated/Robotic	0.2
Audio/Video Products	0.2
Research & Development	0.2
Real Estate Management/Services	0.2
Patient Monitoring Equipment	0.2
Medical Sterilization Products	0.2
Non-Ferrous Metals	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Food — Retail	0.2
Drug Delivery Systems	0.2
Building — Heavy Construction	0.2
Medical — Nursing Homes	0.2
Food — Canned	0.2
Web Hosting/Design	0.2
Security Services	0.2
Television	0.2
Telephone — Integrated	0.2

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited) — (continued)

Industry Allocation* (continued)

Recreational Centers	0.2%
Tobacco	0.2
Food — Flour & Grain	0.2
Auction Houses/Art Dealers	0.2
Real Estate Operations & Development	0.2
Publishing — Newspapers	0.2
Oil & Gas Drilling	0.2
Storage/Warehousing	0.2
Linen Supply & Related Items	0.1
Retail — Office Supplies	0.1
Retail — Building Products	0.1
E-Services/Consulting	0.1
Theaters	0.1
Internet Connectivity Services	0.1
Internet Application Software	0.1
Agricultural Operations	0.1
Racetracks	0.1
Medical — Hospitals	0.1
Computers — Memory Devices	0.1
Retirement/Aged Care	0.1
Retail — Sporting Goods	0.1
Steel Pipe & Tube	0.1
Metal — Aluminum	0.1
Insurance — Multi-line	0.1
Firearms & Ammunition	0.1
Diversified Operations/Commercial Services	0.1
Electronic Design Automation	0.1
Hotels/Motels	0.1
Platinum	0.1
Web Portals/ISP	0.1
Medical — Generic Drugs	0.1
Broadcast Services/Program	0.1
Entertainment Software	0.1
Brewery	0.1
Diagnostic Kits	0.1
Machinery — Electrical	0.1
Environmental Consulting & Engineering	0.1
Identification Systems	0.1
Rubber — Tires	0.1
Rubber/Plastic Products	0.1
Machinery — Construction & Mining	0.1
Auto Repair Centers	0.1
Disposable Medical Products	0.1
Casino Hotels	0.1
Building Products — Doors & Windows	0.1
Vitamins & Nutrition Products	0.1
Veterinary Diagnostics	0.1
Gambling (Non-Hotel)	0.1
Cosmetics & Toiletries	0.1
Environmental Monitoring & Detection	0.1
Building — Maintenance & Services	0.1
Seismic Data Collection	0.1
Building Products — Air & Heating	0.1
Health Care Cost Containment	0.1
Heart Monitors	0.1
Machinery — Farming	0.1
Agricultural Chemicals	0.1
Funeral Services & Related Items	0.1
Transport — Air Freight	0.1
B2B/E-Commerce	0.1
Publishing — Books	0.1
Finance — Leasing Companies	0.1
Physicians Practice Management	0.1
Retail — Vitamins & Nutrition Supplements	0.1
Building Products — Wood	0.1
Diversified Operations	0.1
Finance — Credit Card	0.1
Diversified Minerals	0.1
Casino Services	0.1

Building — Mobile Home/Manufactured Housing	0.1
Electronic Security Devices	0.1
Hazardous Waste Disposal	0.1
Finance — Auto Loans	0.1
Radio	0.1
Engines — Internal Combustion	0.1
Retail — Appliances	0.1
Travel Services	0.1
Venture Capital	0.1
Circuit Boards	0.1
Cellular Telecom	0.1
Banks — Fiduciary	0.1
Appliances	0.1
Internet Telephone	0.1
Communications Software	0.1
Computer Graphics	0.1
Auto — Truck Trailers	0.1
Insurance Brokers	0.1
Silver Mining	0.1
Decision Support Software	0.1
Internet Content — Entertainment	0.1
Specified Purpose Acquisitions	0.1
Advertising Agencies	0.1
Precious Metals	0.1
Machinery — Material Handling	0.1

110.3%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.7%
Advertising Agencies — 0.1%
MDC Partners, Inc., Class A	26,227	$551,292

Advertising Services — 0.0%
Marchex, Inc., Class B	15,054	155,508
Marin Software, Inc.†#	6,090	60,900
Millennial Media, Inc.†#	23,418	94,140
Sizmek, Inc.†	16,060	156,425

		466,973

Aerospace/Defense — 0.6%
Aerovironment, Inc.†	12,292	394,819
Cubic Corp.	13,066	635,661
Esterline Technologies Corp.†	20,595	2,295,313
Kratos Defense & Security Solutions, Inc.†	29,163	248,177
National Presto Industries, Inc.#	3,200	225,248
Teledyne Technologies, Inc.†	24,603	2,331,626

		6,130,844

Aerospace/Defense - Equipment — 1.0%
AAR Corp.	26,161	635,712
Astronics Corp.†	9,922	544,321
Curtiss-Wright Corp.	30,829	2,054,136
Ducommun, Inc.†	7,037	178,670
Erickson, Inc.†#	2,501	40,691
GenCorp, Inc.†#	39,834	741,311
HEICO Corp.	43,680	2,275,291
Innovative Solutions & Support, Inc.†#	8,351	55,868
Kaman Corp.	17,799	756,992
LMI Aerospace, Inc.†#	6,881	95,164
Moog, Inc., Class A†	29,837	2,150,054
Orbital Sciences Corp.†	39,498	1,034,058

		10,562,268

Agricultural Biotech — 0.0%
Marrone Bio Innovations, Inc.†#	3,626	39,415

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†#	36,313	588,634
Rentech, Inc.†	149,914	349,299

		937,933

Agricultural Operations — 0.1%
Alico, Inc.	1,915	71,793
Andersons, Inc.	18,469	940,811
Griffin Land & Nurseries, Inc.	1,743	48,961
Limoneira Co.#	6,643	155,446
Tejon Ranch Co.†	9,146	278,496

		1,495,507

Airlines — 0.6%
Allegiant Travel Co.	9,869	1,134,935
Hawaiian Holdings, Inc.†#	34,458	532,032
JetBlue Airways Corp.†#	153,076	1,478,714
Republic Airways Holdings, Inc.†	32,609	343,047
SkyWest, Inc.	34,428	393,856
Spirit Airlines, Inc.†	39,699	2,345,020

		6,227,604

Alternative Waste Technology — 0.3%
Calgon Carbon Corp.†	35,616	763,963
Darling Ingredients, Inc.†	104,173	2,082,418

		2,846,381

Apparel Manufacturers — 0.3%
American Apparel, Inc.†#	38,463	24,616
Columbia Sportswear Co.	8,506	710,847
G-III Apparel Group, Ltd.†	11,050	810,186

Security Description	Shares	Value (Note 2)

Apparel Manufacturers (continued)
Oxford Industries, Inc.	8,858	$566,292
Quiksilver, Inc.†	87,280	518,443
Vince Holding Corp.†	7,632	212,093

		2,842,477

Appliances — 0.1%
iRobot Corp.†#	18,608	657,421

Applications Software — 1.0%
Actuate Corp.†	31,407	146,671
Callidus Software, Inc.†	26,797	281,636
Cvent, Inc.†#	4,274	106,935
Dealertrack Technologies, Inc.†	28,634	1,137,056
Demandware, Inc.†#	12,147	739,631
Ebix, Inc.#	20,632	322,684
Epiq Systems, Inc.	20,873	251,728
Imperva, Inc.†	13,295	277,600
inContact, Inc.†	35,415	299,965
Infoblox, Inc.†	34,877	452,006
Model N, Inc.†	5,386	59,569
PDF Solutions, Inc.†	16,678	332,226
Progress Software Corp.†	34,183	742,455
PTC, Inc.†	78,761	2,898,405
RealPage, Inc.†#	30,888	655,135
Tangoe, Inc.†#	20,558	307,548
Verint Systems, Inc.†	34,691	1,607,234

		10,618,484

Athletic Equipment — 0.0%
Black Diamond, Inc.†#	15,044	162,174
Nautilus, Inc.†	20,590	222,990

		385,164

Auction House/Art Dealers — 0.2%
Sotheby’s	44,958	1,774,942

Audio/Video Products — 0.2%
Daktronics, Inc.	24,246	300,893
DTS, Inc.†	11,416	206,744
Skullcandy, Inc.†	11,965	88,660
TiVo, Inc.†	83,350	991,865
Universal Electronics, Inc.†	10,462	475,812
VOXX International Corp.†	12,393	107,385

		2,171,359

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	20,587	1,111,904

Auto-Truck Trailers — 0.1%
Wabash National Corp.†	45,086	617,227

Auto/Truck Parts & Equipment - Original — 0.9%
Accuride Corp.†	26,598	146,289
American Axle & Manufacturing Holdings, Inc.†	44,262	820,617
Dana Holding Corp.#	103,963	2,301,741
Federal-Mogul Holdings Corp.†	13,081	217,014
Fuel Systems Solutions, Inc.†	9,322	91,076
Gentherm, Inc.†	23,165	952,776
Meritor, Inc.†	64,160	886,050
Miller Industries, Inc.	7,455	151,411
Modine Manufacturing Co.†	31,335	478,485
Spartan Motors, Inc.	22,638	111,832
Superior Industries International, Inc.	15,421	306,878
Tenneco, Inc.†	40,053	2,553,379
Titan International, Inc.#	35,241	557,160
Tower International, Inc.†	4,048	124,031

		9,698,739

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Auto/Truck Parts & Equipment - Replacement — 0.2%
Commercial Vehicle Group, Inc.†	15,906	$151,425
Dorman Products, Inc.†	16,609	882,436
Douglas Dynamics, Inc.	14,750	257,682
Remy International, Inc.	9,297	221,176
Standard Motor Products, Inc.	13,152	546,071

		2,058,790

B2B/E-Commerce — 0.1%
Covisint Corp.†#	4,884	24,713
ePlus, Inc.†	2,498	141,661
Global Sources, Ltd.†#	10,651	86,273
SPS Commerce, Inc.†	10,549	600,133
TechTarget, Inc.†#	7,747	61,666

		914,446

Banks - Commercial — 6.6%
1st Source Corp.	10,013	303,794
1st United Bancorp, Inc.	19,833	165,606
Access National Corp.	4,849	72,541
American National Bankshares, Inc.	5,218	116,779
Ameris Bancorp†	15,846	332,924
Ames National Corp.#	6,179	140,263
Arrow Financial Corp.	7,065	182,842
BancFirst Corp.#	4,703	279,405
Bancorp, Inc.†	21,800	342,260
BancorpSouth, Inc.	62,670	1,472,745
Bank of Kentucky Financial Corp.	4,074	142,631
Bank of Marin Bancorp#	3,890	168,281
Bank of the Ozarks, Inc.	20,476	1,208,903
Banner Corp.	12,916	493,004
Bar Harbor Bankshares	3,910	99,314
BBCN Bancorp, Inc.	52,003	793,046
BNC Bancorp	12,157	206,183
Bridge Bancorp, Inc.	7,417	182,532
Bridge Capital Holdings†	6,387	144,602
Bryn Mawr Bank Corp.	8,967	254,752
C&F Financial Corp.	2,169	75,611
Camden National Corp.	5,068	186,502
Capital Bank Financial Corp., Class A†	15,593	378,286
Capital City Bank Group, Inc.	8,280	107,060
Cardinal Financial Corp.	20,085	348,876
Cascade Bancorp†	20,184	87,599
Cass Information Systems, Inc.	6,836	344,671
Cathay General Bancorp	51,926	1,247,782
Center Bancorp, Inc.	7,817	145,084
Centerstate Banks, Inc.	19,973	212,113
Central Pacific Financial Corp.	14,486	275,813
Century Bancorp, Inc., Class A	2,256	75,215
Chemical Financial Corp.	19,417	558,045
Chemung Financial Corp.#	2,391	68,670
Citizens & Northern Corp.	8,185	152,814
City Holding Co.	10,393	449,082
CNB Financial Corp.	9,547	159,912
CoBiz Financial, Inc.	23,525	243,954
Columbia Banking System, Inc.	33,597	832,198
Community Bank System, Inc.#	26,339	935,298
Community Trust Bancorp, Inc.	10,232	351,169
CommunityOne Bancorp†	6,981	67,436
ConnectOne Bancorp, Inc.†#	1,161	55,798
CU Bancorp†#	6,236	114,493
Customers Bancorp, Inc.†	14,578	276,988
CVB Financial Corp.	60,467	881,609
Eagle Bancorp, Inc.†	14,804	473,284
Enterprise Bancorp, Inc.	4,805	93,938
Enterprise Financial Services Corp.	12,793	223,494
Farmers Capital Bank Corp.†	4,959	94,766

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Fidelity Southern Corp.	9,731	$130,201
Financial Institutions, Inc.	9,155	211,114
First BanCorp†	47,847	233,015
First Bancorp	13,053	235,998
First Bancorp, Inc.	6,341	102,471
First Busey Corp.	48,085	267,353
First Commonwealth Financial Corp.	64,459	554,347
First Community Bancshares, Inc.	11,222	163,841
First Connecticut Bancorp, Inc.	11,271	175,489
First Financial Bancorp	38,091	619,360
First Financial Bankshares, Inc.#	20,762	1,234,924
First Financial Corp.	7,449	239,411
First Financial Holdings, Inc.	15,824	931,559
First Interstate Bancsystem, Inc.	11,640	298,799
First Merchants Corp.	23,185	459,990
First Midwest Bancorp, Inc.	49,428	790,848
First NBC Bank Holding Co.†	2,765	93,734
First of Long Island Corp.	5,241	202,145
First Security Group, Inc.†#	44,201	91,054
FirstMerit Corp.	109,125	2,037,364
FNB Corp.#	102,561	1,255,347
Franklin Financial Corp.†	7,137	142,597
German American Bancorp, Inc.	8,406	226,542
Glacier Bancorp, Inc.	47,423	1,245,802
Great Southern Bancorp, Inc.	6,835	200,197
Guaranty Bancorp	9,763	134,729
Hampton Roads Bankshares, Inc.†	22,386	36,937
Hancock Holding Co.	55,889	1,887,930
Hanmi Financial Corp.	20,964	446,743
Heartland Financial USA, Inc.	9,840	238,423
Heritage Commerce Corp.	13,821	111,397
Heritage Financial Corp.	19,213	302,608
Heritage Oaks Bancorp†	13,391	98,558
Home BancShares, Inc.	29,782	908,649
Horizon Bancorp	5,770	122,613
Hudson Valley Holding Corp.	10,904	195,073
Iberiabank Corp.	19,549	1,221,031
Independent Bank Corp.	15,603	564,829
International Bancshares Corp.	35,148	847,067
Intervest Bancshares Corp.	11,881	88,157
Lakeland Bancorp, Inc.	24,905	258,513
Lakeland Financial Corp.	10,900	394,362
LCNB Corp.	4,894	75,123
Macatawa Bank Corp.	15,751	78,755
MainSource Financial Group, Inc.	13,523	225,158
MB Financial, Inc.	36,081	968,414
Mercantile Bank Corp.	5,777	123,801
Merchants Bancshares, Inc.	3,721	113,304
Metro Bancorp, Inc.†	9,381	204,975
Middleburg Financial Corp.#	3,530	64,423
MidSouth Bancorp, Inc.	5,460	102,812
MidWestOne Financial Group, Inc.	4,493	105,990
National Bankshares, Inc.	4,611	145,247
National Penn Bancshares, Inc.	77,052	792,095
NBT Bancorp, Inc.	28,836	655,154
NewBridge Bancorp†	16,762	125,715
Northrim BanCorp, Inc.	4,323	106,778
OFG Bancorp	30,281	546,875
Old National Bancorp	66,742	903,019
OmniAmerican Bancorp, Inc.	7,595	182,812
Pacific Continental Corp.	11,871	164,057
PacWest Bancorp	61,583	2,489,185
Palmetto Bancshares, Inc.†#	2,957	39,801
Park National Corp.	7,581	565,922
Park Sterling Corp.	29,677	191,417

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Peapack Gladstone Financial Corp.	7,921	$156,677
Penns Woods Bancorp, Inc.	3,197	147,286
Peoples Bancorp, Inc.	7,167	176,308
Pinnacle Financial Partners, Inc.	23,064	796,169
Preferred Bank†	7,740	174,382
PrivateBancorp, Inc.	42,734	1,141,425
Prosperity Bancshares, Inc.	39,686	2,306,947
Renasant Corp.	20,117	556,637
Republic Bancorp, Inc., Class A	6,435	149,614
S&T Bancorp, Inc.	19,724	478,701
Sandy Spring Bancorp, Inc.	16,566	392,780
Seacoast Banking Corp. of Florida†	10,956	116,791
Sierra Bancorp	8,083	127,954
Simmons First National Corp., Class A#	10,957	445,183
Southside Bancshares, Inc.#	12,433	321,020
Southwest Bancorp, Inc.	13,069	224,787
State Bank Financial Corp.	21,183	341,258
Stock Yards Bancorp, Inc.	9,264	264,580
Suffolk Bancorp†	7,676	173,247
Sun Bancorp, Inc.†	26,839	101,183
Susquehanna Bancshares, Inc.	122,770	1,212,968
Talmer Bancorp, Inc., Class A†	11,778	159,827
Taylor Capital Group, Inc.†	11,465	242,943
Texas Capital Bancshares, Inc.†	26,851	1,374,771
Tompkins Financial Corp.	9,593	442,717
TowneBank	17,469	272,516
TriCo Bancshares	10,630	243,321
Tristate Capital Holdings, Inc.†	4,352	57,359
TrustCo Bank Corp.	62,519	401,997
Trustmark Corp.	44,221	1,023,716
UMB Financial Corp.#	23,488	1,296,538
Umpqua Holdings Corp.	111,100	1,840,927
Union Bankshares Corp.	27,874	696,014
United Bankshares, Inc.#	42,809	1,297,113
United Community Banks, Inc.†	28,583	438,463
Univest Corp. of Pennsylvania	11,078	230,644
VantageSouth Bancshares, Inc.†	7,996	48,696
ViewPoint Financial Group, Inc.	26,303	653,630
Washington Trust Bancorp, Inc.	9,604	328,553
Webster Financial Corp.	59,427	1,778,056
WesBanco, Inc.	17,196	506,250
West Bancorporation, Inc.	9,508	137,010
Westamerica Bancorporation#	17,765	869,952
Western Alliance Bancorp†	48,767	1,115,789
Wilshire Bancorp, Inc.	44,958	453,626
Wintrust Financial Corp.	28,316	1,234,011
Yadkin Financial Corp.†	9,546	179,942

		72,722,198

Banks - Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	52,478	663,322

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	10,926	161,486

Banks - Super Regional — 0.0%
Independent Bank Group, Inc.	2,517	117,670

Batteries/Battery Systems — 0.2%
EnerSys, Inc.	31,685	2,187,532

Beverages - Non-alcoholic — 0.0%
Coca-Cola Bottling Co. Consolidated	3,090	232,553
National Beverage Corp.†	7,526	139,382

		371,935

Bicycle Manufacturing — 0.0%
Fox Factory Holding Corp.†	6,541	111,786

Security Description	Shares	Value (Note 2)

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	5,428	$1,163,818
Craft Brew Alliance, Inc.†	7,010	77,180

		1,240,998

Broadcast Services/Program — 0.1%
Crown Media Holdings, Inc., Class A†	22,998	82,103
Hemisphere Media Group, Inc.†#	5,710	64,866
Nexstar Broadcasting Group, Inc., Class A#	19,331	898,118
World Wrestling Entertainment, Inc., Class A#	19,087	215,301

		1,260,388

Building & Construction Products - Misc. — 0.7%
Builders FirstSource, Inc.†#	29,642	212,830
Drew Industries, Inc.	15,084	731,876
Gibraltar Industries, Inc.†	20,362	322,941
Louisiana-Pacific Corp.†	91,758	1,302,964
NCI Building Systems, Inc.†#	13,737	230,095
Nortek, Inc.†#	5,976	502,103
Patrick Industries, Inc.†	4,425	167,265
Ply Gem Holdings, Inc.†	10,479	123,233
Quanex Building Products Corp.	24,595	437,791
Simpson Manufacturing Co., Inc.#	26,689	887,676
Stock Building Supply Holdings, Inc.†	5,342	102,246
Trex Co., Inc.†#	22,630	699,493
USG Corp.†#	50,478	1,513,330

		7,233,843

Building & Construction - Misc. — 0.3%
Aegion Corp.†#	25,759	617,443
Dycom Industries, Inc.†	21,770	647,658
Layne Christensen Co.†#	13,156	199,182
MasTec, Inc.†#	39,116	1,408,176
MYR Group, Inc.†	13,924	348,378

		3,220,837

Building Products - Air & Heating — 0.1%
AAON, Inc.	18,627	581,162
Comfort Systems USA, Inc.	24,687	407,336

		988,498

Building Products - Cement — 0.2%
Continental Building Products, Inc.†	8,908	137,985
Headwaters, Inc.†	48,121	622,205
Texas Industries, Inc.†	14,327	1,230,546
US Concrete, Inc.†#	9,390	230,618

		2,221,354

Building Products - Doors & Windows — 0.1%
Apogee Enterprises, Inc.	18,922	569,552
Griffon Corp.	26,873	314,145
PGT, Inc.†	22,016	189,558

		1,073,255

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	14,339	113,852

Building Products - Wood — 0.1%
Boise Cascade Co.†	8,176	213,884
Universal Forest Products, Inc.	13,082	635,131

		849,015

Building - Heavy Construction — 0.2%
Granite Construction, Inc.	25,557	907,785
Orion Marine Group, Inc.†	18,082	204,507
Sterling Construction Co., Inc.†	11,025	101,099
Tutor Perini Corp.†	24,412	747,740

		1,961,131

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	35,981	$981,202
Swisher Hygiene, Inc.†#	75,525	27,944

		1,009,146

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	4,624	354,984
Winnebago Industries, Inc.†	18,625	461,155

		816,139

Building - Residential/Commercial — 0.6%
Beazer Homes USA, Inc.†	16,651	325,860
Hovnanian Enterprises, Inc., Class A†#	75,098	352,210
Installed Building Products, Inc.†	5,641	76,492
KB Home#	55,009	906,548
LGI Homes, Inc.†	5,973	95,329
M/I Homes, Inc.†	16,043	365,941
MDC Holdings, Inc.#	25,721	735,878
Meritage Homes Corp.†	25,527	1,023,888
New Home Co., Inc.†	5,916	72,767
Ryland Group, Inc.	30,368	1,144,874
Standard Pacific Corp.†	97,583	783,591
TRI Pointe Homes, Inc.†#	9,810	149,602
UCP, Inc., Class A†	5,143	68,093
WCI Communities, Inc.†#	4,525	83,803
William Lyon Homes, Class A†	9,130	240,028

		6,424,904

Capacitors — 0.0%
Kemet Corp.†	29,813	177,387

Casino Hotels — 0.1%
Boyd Gaming Corp.†	45,745	500,908
Caesars Entertainment Corp.†#	26,771	488,035
Monarch Casino & Resort, Inc.†	5,698	93,276

		1,082,219

Casino Services — 0.1%
Multimedia Games Holding Co., Inc.†	19,158	550,792
Scientific Games Corp., Class A†	31,685	283,581

		834,373

Cellular Telecom — 0.1%
Comverse, Inc.†	14,726	364,468
Leap Wireless CVR(1)(2)	35,827	0
NII Holdings, Inc.†#	114,162	57,081
NTELOS Holdings Corp.#	10,143	127,092
Vringo, Inc.†#	44,497	146,395

		695,036

Chemicals - Diversified — 0.6%
Aceto Corp.	18,179	316,860
Axiall Corp.	45,959	2,123,765
Chemtura Corp.†	64,727	1,616,881
Innophos Holdings, Inc.	14,456	758,940
Innospec, Inc.	15,473	652,496
Olin Corp.#	52,868	1,440,653

		6,909,595

Chemicals - Other — 0.0%
American Vanguard Corp.#	18,996	289,119
Taminco Corp.†	10,478	223,286

		512,405

Chemicals - Plastics — 0.3%
A. Schulman, Inc.	19,373	682,124
Landec Corp.†	17,208	206,668

Security Description	Shares	Value (Note 2)

Chemicals - Plastics (continued)
PolyOne Corp.	65,425	$2,625,505

		3,514,297

Chemicals - Specialty — 0.9%
Balchem Corp.	19,539	1,077,380
Ferro Corp.†	47,695	610,496
H.B. Fuller Co.	33,126	1,584,417
Hawkins, Inc.	6,251	225,724
KMG Chemicals, Inc.	5,432	87,455
Kraton Performance Polymers, Inc.†	21,417	532,641
Minerals Technologies, Inc.	22,954	1,423,148
Oil-Dri Corp. of America	3,203	104,482
OM Group, Inc.	21,050	648,340
OMNOVA Solutions, Inc.†	31,230	295,436
Penford Corp.†	6,378	76,408
Quaker Chemical Corp.	8,652	640,508
Sensient Technologies Corp.	32,949	1,805,605
Stepan Co.	12,412	664,290
Zep, Inc.	15,026	262,955

		10,039,285

Circuit Boards — 0.1%
Multi-Fineline Electronix, Inc.†	5,825	60,231
Park Electrochemical Corp.	13,828	371,420
TTM Technologies, Inc.†	35,130	263,475

		695,126

Coal — 0.3%
Alpha Natural Resources, Inc.†#	145,381	491,388
Arch Coal, Inc.#	139,748	497,503
Cloud Peak Energy, Inc.†	40,050	739,723
Hallador Energy Co.	5,765	54,537
SunCoke Energy, Inc.†	46,076	925,206
Walter Energy, Inc.#	41,526	202,647
Westmoreland Coal Co.†	7,809	237,940

		3,148,944

Coffee — 0.0%
Farmer Bros. Co.†	3,924	77,774

Commercial Services — 1.3%
Acacia Research Corp.#	32,648	526,939
Convergys Corp.	69,176	1,509,420
CoStar Group, Inc.†	18,792	2,979,472
ExlService Holdings, Inc.†	21,484	608,857
Healthcare Services Group, Inc.	45,052	1,340,748
HMS Holdings Corp.†#	57,746	1,085,625
Intersections, Inc.	6,277	27,807
Live Nation Entertainment, Inc.†	92,663	2,197,966
Medifast, Inc.†#	8,636	271,429
National Research Corp., Class A†	6,514	98,036
Performant Financial Corp.†#	14,826	140,699
PHH Corp.†	37,594	957,519
Providence Service Corp.†	7,038	282,928
RPX Corp.†	21,500	349,375
ServiceSource International, Inc.†#	40,530	184,411
SFX Entertainment, Inc.†#	13,273	97,158
SP Plus Corp.†	10,227	242,584
Steiner Leisure, Ltd.†	9,736	391,192
Team, Inc.†	13,556	568,268
TeleTech Holdings, Inc.†	13,217	348,664

		14,209,097

Commercial Services - Finance — 0.7%
Cardtronics, Inc.†	29,535	855,924
CBIZ, Inc.†#	23,686	202,041
Euronet Worldwide, Inc.†	32,820	1,547,135

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services - Finance (continued)
EVERTEC, Inc.	19,581	$468,182
Global Cash Access Holdings, Inc.†	43,946	391,119
Green Dot Corp., Class A†	17,121	314,513
Heartland Payment Systems, Inc.	23,920	991,484
JTH Holding, Inc.†	3,043	83,652
MoneyGram International, Inc.†	14,211	187,301
PRGX Global, Inc.†	19,144	122,139
Tree.com, Inc.†	4,262	108,042
WEX, Inc.†	25,546	2,459,824
Xoom Corp.†	5,429	120,524

		7,851,880

Communications Software — 0.1%
Audience, Inc.†#	6,386	79,250
Digi International, Inc.†	17,155	152,508
Jive Software, Inc.†#	26,273	210,184
Seachange International, Inc.†	21,729	208,164

		650,106

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	61,700	2,652,483

Computer Data Security — 0.0%
Qualys, Inc.†	9,885	233,682
Varonis Systems, Inc.†#	3,490	85,470

		319,152

Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	25,168	648,076

Computer Services — 1.0%
Acorn Energy, Inc.†	14,684	21,292
CACI International, Inc., Class A†	15,188	1,084,423
Carbonite, Inc.†#	8,033	89,648
CIBER, Inc.†	49,510	230,221
Computer Task Group, Inc.	10,273	159,437
Engility Holdings, Inc.†	11,392	440,301
EPAM Systems, Inc.†	14,507	610,309
FleetMatics Group PLC†#	11,542	328,947
iGATE Corp.†	22,932	799,639
Insight Enterprises, Inc.†	28,654	778,816
j2 Global, Inc.#	30,241	1,432,214
KEYW Holding Corp.†#	21,155	224,243
LivePerson, Inc.†	36,553	347,985
Luxoft Holding, Inc.†	3,122	101,153
Manhattan Associates, Inc.†	51,257	1,663,802
Sykes Enterprises, Inc.†	26,062	525,931
Syntel, Inc.†	10,163	822,187
Unisys Corp.†	33,666	790,141
Virtusa Corp.†	14,986	512,671

		10,963,360

Computer Software — 0.4%
AVG Technologies NV†	15,886	307,553
Blackbaud, Inc.	30,055	1,029,384
Cornerstone OnDemand, Inc.†	26,578	1,068,170
Envestnet, Inc.†	15,641	634,086
Guidance Software, Inc.†#	11,136	106,906
Planet Payment, Inc.†	28,209	79,549
SS&C Technologies Holdings, Inc.†	38,356	1,635,883

		4,861,531

Computers — 0.0%
Silicon Graphics International Corp.†#	22,446	198,198

Computers - Integrated Systems — 0.3%
Agilysys, Inc.†	9,436	136,916
Cray, Inc.†#	26,090	731,564

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems (continued)
Maxwell Technologies, Inc.†	19,367	$336,211
Mercury Systems, Inc.†	21,453	251,429
MTS Systems Corp.	10,409	689,076
NetScout Systems, Inc.†	23,835	926,466
Radisys Corp.†	15,441	50,338
Silver Spring Networks, Inc.†#	3,930	47,750
Super Micro Computer, Inc.†	21,142	454,553

		3,624,303

Computers - Memory Devices — 0.1%
Datalink Corp.†	12,698	117,837
Fusion-io, Inc.†	53,732	429,319
Hutchinson Technology, Inc.†	15,535	32,468
Imation Corp.†	22,510	77,209
Quantum Corp.†#	140,896	160,621
Spansion, Inc., Class A†	31,132	593,065
Violin Memory, Inc.†#	12,378	41,714

		1,452,233

Computers - Periphery Equipment — 0.3%
Electronics for Imaging, Inc.†	30,565	1,243,690
Immersion Corp.†	18,515	200,147
Mitek Systems, Inc.†#	16,544	53,934
Synaptics, Inc.†#	21,389	1,456,163
Uni-Pixel, Inc.†#	6,708	35,217

		2,989,151

Computers - Voice Recognition — 0.0%
Vocera Communications, Inc.†#	13,992	180,777

Consulting Services — 0.8%
Advisory Board Co.†	23,374	1,131,068
Corporate Executive Board Co.	22,131	1,508,670
CRA International, Inc.†	6,753	151,267
Forrester Research, Inc.	8,333	315,154
Franklin Covey Co.†	6,038	131,327
FTI Consulting, Inc.†	26,539	856,414
Hackett Group, Inc.	17,236	105,140
Huron Consulting Group, Inc.†	15,327	1,040,397
ICF International, Inc.†	13,086	486,799
MAXIMUS, Inc.	44,977	2,009,572
Navigant Consulting, Inc.†	33,209	558,907
Pendrell Corp.†	107,479	173,041

		8,467,756

Consumer Products - Misc. — 0.4%
Blyth, Inc.#	6,174	53,899
Central Garden and Pet Co., Class A†	27,781	221,137
CSS Industries, Inc.	5,622	135,434
Helen of Troy, Ltd.†	21,005	1,217,450
Spectrum Brands Holdings, Inc.	14,157	1,102,406
Tumi Holdings, Inc.†	31,525	583,212
WD-40 Co.	10,184	734,979

		4,048,517

Containers - Paper/Plastic — 0.2%
AEP Industries, Inc.†	2,895	92,264
Berry Plastics Group, Inc.†	36,454	860,679
Graphic Packaging Holding Co.†	129,168	1,419,556
UFP Technologies, Inc.†	3,700	89,910

		2,462,409

Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc.†	17,009	461,454
Inter Parfums, Inc.	10,886	325,165
Revlon, Inc., Class A†	7,526	237,220

		1,023,839

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Data Processing/Management — 0.5%
Acxiom Corp.†	48,666	$1,106,178
CommVault Systems, Inc.†	30,604	1,497,148
CSG Systems International, Inc.	22,311	586,110
Fair Isaac Corp.	23,619	1,391,159
Pegasystems, Inc.	23,084	490,304
Schawk, Inc.	8,943	181,543

		5,252,442

Decision Support Software — 0.1%
Interactive Intelligence Group, Inc.†	10,199	516,987
QAD, Inc.	3,907	87,869

		604,856

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	48,155	2,629,745

Diagnostic Equipment — 0.3%
Accelerate Diagnostics, Inc.†#	7,348	175,103
Affymetrix, Inc.†#	47,184	389,740
Cepheid, Inc.†#	44,184	1,990,489
GenMark Diagnostics, Inc.†#	23,788	261,906
Oxford Immunotec Global PLC†	4,091	71,102
TearLab Corp.†#	19,260	96,107

		2,984,447

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.#	27,303	557,254
OraSure Technologies, Inc.†	36,853	232,911
Quidel Corp.†	18,637	423,060

		1,213,225

Direct Marketing — 0.0%
Harte-Hanks, Inc.	28,527	202,827
ValueVision Media, Inc., Class A†	26,069	116,268

		319,095

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	8,594	516,242
Medical Action Industries, Inc.†	9,655	66,619
Merit Medical Systems, Inc.†	28,240	396,207
Utah Medical Products, Inc.	2,197	120,418

		1,099,486

Distribution/Wholesale — 0.9%
Beacon Roofing Supply, Inc.†	32,053	1,105,829
BlueLinx Holdings, Inc.†	22,420	29,146
Core-Mark Holding Co., Inc.	7,555	624,648
Houston Wire & Cable Co.	11,887	140,861
MWI Veterinary Supply, Inc.†	8,428	1,175,790
Owens & Minor, Inc.#	41,695	1,445,983
Pool Corp.	30,673	1,770,752
Rentrak Corp.†	6,933	358,228
ScanSource, Inc.†	18,358	681,082
Speed Commerce, Inc.†	29,866	107,816
Titan Machinery, Inc.†#	11,421	199,982
United Stationers, Inc.	26,704	1,063,620
Watsco, Inc.	16,910	1,701,653

		10,405,390

Diversified Financial Services — 0.0%
DFC Global Corp.†#	26,872	251,791
Ladder Capital Corp., Class A†	10,033	186,112

		437,903

Diversified Manufacturing Operations — 0.9%
Actuant Corp., Class A	48,187	1,712,084
AZZ, Inc.	16,772	746,522

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
Barnes Group, Inc.	35,387	$1,322,766
Blount International, Inc.†	32,665	397,860
Chase Corp.	4,275	130,559
EnPro Industries, Inc.†	13,748	1,008,966
Fabrinet†	18,816	357,880
Federal Signal Corp.	41,108	564,002
GP Strategies Corp.†	9,742	235,269
Handy & Harman, Ltd.†	3,622	79,720
Koppers Holdings, Inc.	13,640	495,678
LSB Industries, Inc.†	12,688	484,174
Lydall, Inc.†	11,307	311,960
NL Industries, Inc.	4,482	39,531
Park-Ohio Holdings Corp.	5,751	302,963
Raven Industries, Inc.	23,941	750,550
Standex International Corp.	8,429	622,397
Tredegar Corp.	16,337	347,161

		9,910,042

Diversified Minerals — 0.1%
General Moly, Inc.†#	38,113	38,876
United States Lime & Minerals, Inc.	1,290	82,676
US Silica Holdings, Inc.	14,232	719,712

		841,264

Diversified Operations — 0.1%
Harbinger Group, Inc.†	21,914	259,462
Horizon Pharma, Inc.†#	36,594	519,269
Resource America, Inc., Class A	8,068	69,062

		847,793

Diversified Operations/Commercial Services — 0.1%
Chemed Corp.#	11,611	1,022,697
Viad Corp.	13,489	309,438

		1,332,135

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†#	74,812	220,696
BioDelivery Sciences International, Inc.†	24,507	234,532
Depomed, Inc.†	37,499	447,363
Nektar Therapeutics†#	82,400	966,552
Revance Therapeutics, Inc.†#	4,543	143,059

		2,012,202

E-Commerce/Products — 0.2%
1-800-FLOWERS.COM, Inc., Class A†	17,108	95,463
Blue Nile, Inc.†	8,225	253,495
Chegg, Inc.†#	9,955	55,449
FTD Cos., Inc.†	12,278	366,989
Net Element, Inc.†#	1,487	3,316
Overstock.com, Inc.†	7,422	113,260
Shutterfly, Inc.†	25,002	1,028,582
Stamps.com, Inc.†	8,665	280,053
Vitacost.com, Inc.†#	14,587	96,566

		2,293,173

E-Commerce/Services — 0.4%
Angie’s List, Inc.†#	28,035	298,573
ChannelAdvisor Corp.†	4,226	87,647
Move, Inc.†	26,461	346,110
OpenTable, Inc.†	15,001	1,016,318
Orbitz Worldwide, Inc.†	15,921	118,293
RetailMeNot, Inc.†#	6,232	158,916
Spark Networks, Inc.†#	11,666	53,314
United Online, Inc.	8,770	95,768
Zillow, Inc., Class A†#	15,342	1,810,663

		3,985,602

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Marketing/Info — 0.3%
comScore, Inc.†	23,504	$734,030
Constant Contact, Inc.†	20,381	602,055
Conversant, Inc.†#	43,954	1,036,435
Liquidity Services, Inc.†	16,493	253,662
Marketo, Inc.†#	4,625	107,208
QuinStreet, Inc.†	20,803	115,665
ReachLocal, Inc.†#	6,898	41,388
YuMe, Inc.†#	3,509	18,422

		2,908,865

E-Services/Consulting — 0.1%
Perficient, Inc.†	22,230	392,137
Sapient Corp.†	72,660	1,195,257

		1,587,394

Educational Software — 0.0%
Rosetta Stone, Inc.†	7,689	75,660

Electric Products - Misc. — 0.2%
GrafTech International, Ltd.†#	76,939	804,013
Graham Corp.	6,638	197,812
Littelfuse, Inc.	14,555	1,275,891

		2,277,716

Electric - Distribution — 0.0%
EnerNOC, Inc.†	17,428	334,444
Genie Energy, Ltd.†	8,567	67,165

		401,609

Electric - Generation — 0.0%
Atlantic Power Corp.#	79,517	270,358

Electric - Integrated — 1.7%
ALLETE, Inc.#	26,285	1,305,576
Ameresco, Inc., Class A†	12,977	84,999
Avista Corp.#	39,453	1,235,274
Black Hills Corp.	29,262	1,687,540
Cleco Corp.	39,798	2,070,690
El Paso Electric Co.	26,476	1,009,000
Empire District Electric Co.	28,093	674,513
IDACORP, Inc.	33,074	1,813,448
MGE Energy, Inc.	22,828	856,963
NorthWestern Corp.	24,944	1,197,312
Otter Tail Corp.	23,880	682,490
Pike Corp.†	17,215	153,730
PNM Resources, Inc.	52,446	1,492,613
Portland General Electric Co.	49,828	1,647,812
UIL Holdings Corp.	37,176	1,374,397
Unitil Corp.	9,167	306,911
UNS Energy Corp.	27,297	1,653,379

		19,246,647

Electronic Components - Misc. — 0.7%
Bel Fuse, Inc., Class B	6,546	179,622
Benchmark Electronics, Inc.†	35,796	830,109
CTS Corp.	22,246	389,528
GSI Group, Inc.†	20,143	244,133
InvenSense, Inc.†#	37,373	721,299
Methode Electronics, Inc.	24,401	760,091
NVE Corp.†	3,227	171,580
OSI Systems, Inc.†	13,127	747,583
Plexus Corp.†	22,454	937,679
Rogers Corp.†	11,928	742,637
Sanmina Corp.†	54,507	1,109,217
Sparton Corp.†	6,785	199,750
Stoneridge, Inc.†	18,907	181,696
Viasystems Group, Inc.†	2,420	25,120
Vishay Precision Group, Inc.†	8,203	132,643

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. (continued)
ZAGG, Inc.†	20,403	$92,630

		7,465,317

Electronic Components - Semiconductors — 1.9%
Alpha & Omega Semiconductor, Ltd.†	11,516	94,892
Ambarella, Inc.†#	12,278	318,491
Amkor Technology, Inc.†#	46,549	470,610
Applied Micro Circuits Corp.†#	48,521	436,689
Cavium, Inc.†	33,802	1,655,622
Ceva, Inc.†	14,691	229,914
Diodes, Inc.†	23,628	653,787
DSP Group, Inc.†	13,123	110,102
Entropic Communications, Inc.†	59,444	195,571
GSI Technology, Inc.†	13,624	76,703
GT Advanced Technologies, Inc.†#	88,360	1,489,750
Inphi Corp.†	17,298	260,508
Integrated Silicon Solution, Inc.†	18,661	262,000
International Rectifier Corp.†	45,726	1,226,371
Intersil Corp., Class A	83,741	1,178,236
IXYS Corp.	16,048	181,503
Kopin Corp.†	44,011	139,955
Lattice Semiconductor Corp.†	76,138	602,252
Microsemi Corp.†	61,176	1,488,412
Monolithic Power Systems, Inc.†	25,472	1,000,795
MoSys, Inc.†#	31,206	103,604
OmniVision Technologies, Inc.†	35,538	798,894
Peregrine Semiconductor Corp.†#	17,542	111,918
PLX Technology, Inc.†	30,241	174,490
PMC-Sierra, Inc.†	134,338	949,770
QLogic Corp.†	58,627	582,752
Rambus, Inc.†	73,507	889,435
Richardson Electronics, Ltd.	7,550	76,859
Rubicon Technology, Inc.†	13,970	118,605
Semtech Corp.†	44,353	1,150,517
Silicon Image, Inc.†	51,225	267,907
SunEdison, Inc.†	175,443	3,454,473

		20,751,387

Electronic Design Automation — 0.1%
Mentor Graphics Corp.	62,792	1,330,562

Electronic Measurement Instruments — 0.4%
Analogic Corp.	8,060	550,659
Badger Meter, Inc.	9,532	472,120
ESCO Technologies, Inc.	17,406	585,190
FARO Technologies, Inc.†	11,253	478,478
Itron, Inc.†	26,029	1,000,815
Measurement Specialties, Inc.†	10,165	645,782
Mesa Laboratories, Inc.	1,757	140,595
Zygo Corp.†	11,042	212,227

		4,085,866

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	5,413	363,212
Taser International, Inc.†	33,718	447,438

		810,650

Electronics - Military — 0.0%
API Technologies Corp.†#	21,420	59,976
M/A-COM Technology Solutions Holdings, Inc.†	7,017	128,341

		188,317

Energy - Alternate Sources — 0.3%
Amyris, Inc.†#	17,394	59,487
Clean Energy Fuels Corp.†#	45,205	500,871
Enphase Energy, Inc.†	10,592	89,502

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Energy - Alternate Sources (continued)
FuelCell Energy, Inc.†#	130,373	$305,073
FutureFuel Corp.	14,425	247,822
Green Plains, Inc.	16,780	490,312
KiOR, Inc., Class A†#	29,124	12,727
Pattern Energy Group, Inc.	12,211	370,604
Renewable Energy Group, Inc.†	14,037	138,826
REX American Resources Corp.†	3,630	252,321
Solazyme, Inc.†#	31,735	317,033

		2,784,578

Engineering/R&D Services — 0.3%
Argan, Inc.	9,274	284,248
EMCOR Group, Inc.	44,189	1,967,294
Exponent, Inc.	8,681	614,007
Mistras Group, Inc.†	10,549	240,095
VSE Corp.	2,738	169,510

		3,275,154

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.#	31,715	652,695
Power Solutions International, Inc.†#	1,435	111,915

		764,610

Enterprise Software/Service — 1.2%
Advent Software, Inc.	21,495	650,439
American Software, Inc., Class A	15,924	153,030
Benefitfocus, Inc.†#	3,376	125,047
Digital River, Inc.†	22,188	349,239
E2open, Inc.†#	10,796	189,794
Guidewire Software, Inc.†	32,122	1,213,248
ICG Group, Inc.†	25,221	487,270
ManTech International Corp., Class A#	15,820	466,532
MedAssets, Inc.†	40,112	939,423
MicroStrategy, Inc., Class A†	5,961	841,216
Omnicell, Inc.†	23,941	635,155
Proofpoint, Inc.†	15,138	483,205
PROS Holdings, Inc.†	14,920	343,160
Qlik Technologies, Inc.†	57,296	1,243,896
Rally Software Development Corp.†#	4,579	59,802
Sapiens International Corp. NV†#	12,990	103,400
SciQuest, Inc.†	15,114	255,880
SYNNEX Corp.†	17,380	1,148,992
Tyler Technologies, Inc.†	20,743	1,620,650
Ultimate Software Group, Inc.†	18,203	2,314,147

		13,623,525

Entertainment Software — 0.1%
Glu Mobile, Inc.†#	42,571	154,745
Take-Two Interactive Software, Inc.†	53,320	1,099,992

		1,254,737

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	42,750	1,137,577
TRC Cos., Inc.†	10,739	56,917

		1,194,494

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	18,639	1,018,808

Female Health Care Products — 0.0%
Female Health Co.#	14,427	84,831

Filtration/Separation Products — 0.3%
CLARCOR, Inc.	32,713	1,914,692
PMFG, Inc.†#	13,884	70,253
Polypore International, Inc.†#	30,714	1,365,237

		3,350,182

Security Description	Shares	Value (Note 2)

Finance - Auto Loans — 0.1%
Consumer Portfolio Services, Inc.†	12,006	$88,124
Credit Acceptance Corp.†	4,679	611,077
Nicholas Financial, Inc.	6,822	99,465

		798,666

Finance - Commercial — 0.0%
Horizon Technology Finance Corp.#	5,461	74,106
NewStar Financial, Inc.†	17,418	234,446
WhiteHorse Finance, Inc.#	4,582	63,461

		372,013

Finance - Consumer Loans — 0.4%
Encore Capital Group, Inc.†#	16,465	712,770
First Marblehead Corp.†#	6,061	25,820
Nelnet, Inc., Class A	15,063	620,144
Portfolio Recovery Associates, Inc.†#	33,390	1,862,828
Regional Management Corp.†	3,560	51,228
Springleaf Holdings, Inc.†#	16,085	377,515
World Acceptance Corp.†#	5,742	453,560

		4,103,865

Finance - Credit Card — 0.1%
Blackhawk Network Holdings, Inc.†#	33,909	842,300

Finance - Investment Banker/Broker — 0.7%
Cowen Group, Inc., Class A†	64,810	267,665
Diamond Hill Investment Group, Inc.#	1,875	228,769
Evercore Partners, Inc., Class A	20,818	1,145,823
FBR & Co.†	5,278	137,756
FXCM, Inc., Class A#	24,276	324,813
Gain Capital Holdings, Inc.#	7,305	57,636
GFI Group, Inc.	46,204	156,170
Greenhill & Co., Inc.#	18,559	922,753
INTL. FCStone, Inc.†#	9,347	172,172
Investment Technology Group, Inc.†	24,697	472,454
JMP Group, Inc.	10,421	67,737
KCG Holdings, Inc.†	47,153	565,364
Ladenburg Thalmann Financial Services, Inc.†#	68,341	207,073
Oppenheimer Holdings, Inc., Class A	6,578	151,294
Piper Jaffray Cos.†	10,711	471,605
RCS Capital Corp., Class A#	1,327	34,502
Stifel Financial Corp.†	41,856	1,891,891
SWS Group, Inc.†	19,208	137,913

		7,413,390

Finance - Leasing Companies — 0.1%
Aircastle, Ltd.	45,075	756,358
California First National Bancorp	1,539	23,485
Marlin Business Services Corp.	5,473	114,003

		893,846

Finance - Mortgage Loan/Banker — 0.3%
Arlington Asset Investment Corp., Class A#	10,624	293,753
Doral Financial Corp.†#	4,334	17,033
Ellie Mae, Inc.†#	18,380	511,883
Federal Agricultural Mtg. Corp., Class C	6,840	212,177
Home Loan Servicing Solutions, Ltd.	46,759	1,042,726
PennyMac Financial Services, Inc., Class A†	8,480	134,578
Stonegate Mtg. Corp.†#	5,419	82,531
Walter Investment Management Corp.†#	24,287	702,137

		2,996,818

Finance - Other Services — 0.3%
BGC Partners, Inc., Class A	83,654	585,578
Higher One Holdings, Inc.†	20,813	78,257
Imperial Holdings, Inc.†#	11,450	74,540

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Other Services (continued)
JGWPT Holdings, Inc., Class A†#	6,476	$69,034
MarketAxess Holdings, Inc.	24,695	1,317,478
Outerwall, Inc.†#	13,427	949,692
WageWorks, Inc.†	16,432	665,167

		3,739,746

Financial Guarantee Insurance — 0.3%
MGIC Investment Corp.†	213,478	1,810,293
Radian Group, Inc.#	113,819	1,641,270

		3,451,563

Firearms & Ammunition — 0.1%
Smith & Wesson Holding Corp.†#	37,032	588,068
Sturm Ruger & Co., Inc.#	12,721	771,147

		1,359,215

Food - Canned — 0.2%
Seneca Foods Corp., Class A†	5,405	164,960
TreeHouse Foods, Inc.†	23,862	1,788,457

		1,953,417

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	13,381	389,387

Food - Dairy Products — 0.0%
Lifeway Foods, Inc.	3,057	40,169

Food - Flour & Grain — 0.2%
Post Holdings, Inc.†	25,320	1,265,240
Seaboard Corp.†	195	525,496

		1,790,736

Food - Misc./Diversified — 0.8%
Annie’s, Inc.†	9,086	297,294
B&G Foods, Inc.	34,803	1,192,351
Boulder Brands, Inc.†	39,179	531,659
Cal-Maine Foods, Inc.	9,774	681,834
Chiquita Brands International, Inc.†	30,835	316,367
Diamond Foods, Inc.†	14,772	471,965
Hain Celestial Group, Inc.†	25,285	2,293,855
Inventure Foods, Inc.†	9,329	114,747
J&J Snack Foods Corp.	9,837	921,432
John B. Sanfilippo & Son, Inc.	5,429	139,525
Lancaster Colony Corp.	12,187	1,088,177
Snyder’s-Lance, Inc.	31,303	850,816

		8,900,022

Food - Retail — 0.2%
Fairway Group Holdings Corp.†#	10,418	64,175
Ingles Markets, Inc., Class A	7,849	205,801
Nutrisystem, Inc.	19,000	313,500
SUPERVALU, Inc.†#	133,658	998,425
Village Super Market, Inc., Class A	4,202	103,117
Weis Markets, Inc.	7,306	346,085

		2,031,103

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	8,114	253,725
Chefs’ Warehouse, Inc.†#	10,968	202,689
Fresh Del Monte Produce, Inc.	24,930	722,222
SpartanNash Co.	24,115	585,512
United Natural Foods, Inc.†	32,469	2,188,735

		3,952,883

Security Description	Shares	Value (Note 2)

Footwear & Related Apparel — 0.6%
Crocs, Inc.†	58,017	$866,194
Iconix Brand Group, Inc.†	31,962	1,340,486
R.G. Barry Corp.	6,619	124,967
Skechers U.S.A., Inc., Class A†	25,463	1,133,103
Steven Madden, Ltd.†	39,608	1,261,911
Weyco Group, Inc.	4,323	118,148
Wolverine World Wide, Inc.#	66,074	1,709,334

		6,554,143

Forestry — 0.0%
Deltic Timber Corp.	7,391	452,773

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	10,426	191,526
Matthews International Corp., Class A	18,178	745,298

		936,824

Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	14,049	95,814
Pinnacle Entertainment, Inc.†	38,440	948,699

		1,044,513

Gas - Distribution — 0.9%
Chesapeake Utilities Corp.	6,381	417,381
Delta Natural Gas Co., Inc.#	4,550	89,681
Laclede Group, Inc.	21,497	1,003,480
New Jersey Resources Corp.	27,507	1,513,160
Northwest Natural Gas Co.#	17,744	803,271
Piedmont Natural Gas Co., Inc.	49,724	1,779,622
South Jersey Industries, Inc.	21,043	1,210,393
Southwest Gas Corp.	30,504	1,597,190
WGL Holdings, Inc.	34,044	1,380,484

		9,794,662

Gold Mining — 0.0%
Allied Nevada Gold Corp.†#	68,946	190,291
Gold Resource Corp.#	22,009	96,399
Midway Gold Corp.†#	74,470	61,810

		348,500

Golf — 0.0%
Callaway Golf Co.#	50,928	408,443

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†#	5,863	97,853
US Ecology, Inc.	14,284	705,630

		803,483

Health Care Cost Containment — 0.1%
Corvel Corp.†	7,571	357,503
ExamWorks Group, Inc.†	21,154	626,581

		984,084

Healthcare Safety Devices — 0.0%
Harvard Apparatus Regenerative Technology, Inc.†	4,274	32,910
Tandem Diabetes Care, Inc.†#	6,106	99,161
Unilife Corp.†#	64,496	185,749

		317,820

Heart Monitors — 0.1%
HeartWare International, Inc.†#	10,763	970,500

Home Furnishings — 0.3%
American Woodmark Corp.†	6,592	181,741
Bassett Furniture Industries, Inc.	7,200	97,704
Ethan Allen Interiors, Inc.	16,473	386,127
Flexsteel Industries, Inc.	3,253	108,260

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Home Furnishings (continued)
Hooker Furniture Corp.	7,132	$101,988
Kimball International, Inc., Class B	21,524	347,182
La-Z-Boy, Inc.	34,471	841,782
Norcraft Cos., Inc.†	4,883	81,058
Select Comfort Corp.†	36,641	679,324

		2,825,166

Hotels/Motels — 0.1%
Intrawest Resorts Holdings, Inc.†	11,831	134,992
Marcus Corp.	12,286	206,405
Morgans Hotel Group Co.†	17,676	139,640
Orient-Express Hotels, Ltd., Class A†	63,076	829,449

		1,310,486

Housewares — 0.0%
EveryWare Global, Inc.†#	6,489	7,138
Libbey, Inc.†	13,935	375,548
Lifetime Brands, Inc.	6,778	106,483

		489,169

Human Resources — 0.7%
AMN Healthcare Services, Inc.†	30,553	342,193
Barrett Business Services, Inc.	4,675	220,473
Care.com, Inc.†#	4,324	46,440
CDI Corp.	9,362	130,413
Cross Country Healthcare, Inc.†	18,003	103,877
Heidrick & Struggles International, Inc.	11,984	223,861
Insperity, Inc.	14,904	477,226
Kelly Services, Inc., Class A	17,873	317,424
Kforce, Inc.	17,967	395,813
Korn/Ferry International†	32,053	973,450
Monster Worldwide, Inc.†	63,286	358,199
On Assignment, Inc.†	30,110	1,061,377
Resources Connection, Inc.	27,074	335,718
Team Health Holdings, Inc.†	45,226	2,296,124
TrueBlue, Inc.†	26,790	728,956

		8,011,544

Identification Systems — 0.1%
Brady Corp., Class A	30,420	825,295
Checkpoint Systems, Inc.†	27,225	353,925

		1,179,220

Independent Power Producers — 0.3%
Dynegy, Inc.†	65,841	2,218,842
NRG Yield, Inc.#	14,822	695,300
Ormat Technologies, Inc.	11,723	349,111

		3,263,253

Industrial Automated/Robotic — 0.2%
Cognex Corp.†	57,219	2,059,884
Hurco Cos., Inc.	4,279	118,357

		2,178,241

Instruments - Controls — 0.3%
Control4 Corp.†	3,053	51,809
Watts Water Technologies, Inc., Class A	18,785	1,047,452
Woodward, Inc.	45,272	2,023,658

		3,122,919

Instruments - Scientific — 0.3%
FEI Co.	27,486	2,293,707
Fluidigm Corp.†	16,738	464,312

		2,758,019

Security Description	Shares	Value (Note 2)

Insurance Brokers — 0.1%
Crawford & Co., Class B	17,423	$170,745
eHealth, Inc.†	12,125	446,443

		617,188

Insurance - Life/Health — 0.7%
American Equity Investment Life Holding Co.	42,151	949,240
CNO Financial Group, Inc.	146,281	2,359,513
FBL Financial Group, Inc., Class A	5,893	257,583
Fidelity & Guaranty Life	7,534	161,228
Health Insurance Innovations, Inc.†#	3,059	30,774
Independence Holding Co.	5,231	74,489
Kansas City Life Insurance Co.#	2,617	113,054
National Western Life Insurance Co., Class A	1,453	355,564
Phoenix Cos., Inc.†	3,849	184,483
Primerica, Inc.	37,521	1,689,946
Symetra Financial Corp.	53,650	1,118,602

		7,294,476

Insurance - Multi-line — 0.1%
Citizens, Inc.†#	28,828	192,283
Fortegra Financial Corp.†#	4,263	30,480
Horace Mann Educators Corp.	26,131	763,287
United Fire Group, Inc.	13,654	378,898

		1,364,948

Insurance - Property/Casualty — 1.1%
Ambac Financial Group, Inc.†	29,629	834,945
AMERISAFE, Inc.	12,204	469,976
AmTrust Financial Services, Inc.#	20,419	871,891
Baldwin & Lyons, Inc., Class B	6,127	156,177
Donegal Group, Inc., Class A	4,918	71,754
EMC Insurance Group, Inc.	2,988	92,269
Employers Holdings, Inc.	20,540	431,956
Enstar Group, Ltd.†	6,272	883,725
First American Financial Corp.	71,229	1,995,837
Global Indemnity PLC†	5,563	147,086
Hallmark Financial Services, Inc.†	9,425	92,271
HCI Group, Inc.#	6,495	251,811
Hilltop Holdings, Inc.†	43,884	910,593
Infinity Property & Casualty Corp.	7,647	489,484
Investors Title Co.	876	60,286
Meadowbrook Insurance Group, Inc.	33,108	225,466
National Interstate Corp.	4,405	124,617
Navigators Group, Inc.†	6,874	428,319
OneBeacon Insurance Group, Ltd., Class A	15,015	229,579
RLI Corp.	28,028	1,250,049
Safety Insurance Group, Inc.	8,548	440,906
Selective Insurance Group, Inc.	36,563	869,103
State Auto Financial Corp.	9,922	214,414
Stewart Information Services Corp.	14,139	453,579
Third Point Reinsurance, Ltd.†	16,830	256,658
Tower Group International, Ltd.	38,115	81,947
Universal Insurance Holdings, Inc.	17,253	215,490

		12,550,188

Insurance - Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	17,897	867,110
Blue Capital Reinsurance Holdings, Ltd.	4,148	74,415
Essent Group, Ltd.†#	15,043	300,108
Greenlight Capital Re, Ltd., Class A†	18,571	588,515
Maiden Holdings, Ltd.	33,072	404,801
Montpelier Re Holdings, Ltd.	27,154	853,722
Platinum Underwriters Holdings, Ltd.	18,064	1,158,805

		4,247,476

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Internet Application Software — 0.1%
Bazaarvoice, Inc.†#	31,896	$209,876
Brightcove, Inc.†	18,663	176,738
eGain Corp.†#	8,675	56,995
Intralinks Holdings, Inc.†	25,481	221,939
Lionbridge Technologies, Inc.†	38,641	217,549
RealNetworks, Inc.†	14,905	114,619
Textura Corp.†#	3,659	76,583
Tremor Video, Inc.†#	4,977	20,406
VirnetX Holding Corp.†#	28,010	442,278

		1,536,983

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	12,316	83,995
Cogent Communications Holdings, Inc.	31,083	1,139,814
Internap Network Services Corp.†	35,565	254,645
PC-Tel, Inc.	12,252	85,764

		1,564,218

Internet Content - Entertainment — 0.1%
Global Eagle Entertainment, Inc.†#	18,594	206,951
Limelight Networks, Inc.†	35,452	77,285
Shutterstock, Inc.†#	4,920	319,997

		604,233

Internet Content - Information/News — 0.3%
Bankrate, Inc.†	30,689	464,938
Dice Holdings, Inc.†	25,350	178,971
HealthStream, Inc.†	13,362	343,804
Reis, Inc.	5,531	102,047
Travelzoo, Inc.†#	5,263	101,313
WebMD Health Corp.†#	18,719	801,173
XO Group, Inc.†	17,771	202,412
Yelp, Inc.†#	21,376	1,414,023

		3,608,681

Internet Incubators — 0.0%
ModusLink Global Solutions, Inc.†#	24,551	88,629
Safeguard Scientifics, Inc.†	13,921	265,613

		354,242

Internet Infrastructure Software — 0.0%
Barracuda Networks, Inc.†#	2,761	81,422
Mavenir Systems, Inc.†	3,723	49,553
Support.com, Inc.†	35,024	80,555
TeleCommunication Systems, Inc., Class A†	31,571	100,080
Unwired Planet, Inc.†	65,593	141,681

		453,291

Internet Security — 0.0%
VASCO Data Security International, Inc.†	19,192	213,991
Zix Corp.†	41,064	135,511

		349,502

Internet Telephone — 0.1%
BroadSoft, Inc.†	18,608	401,374
magicJack VocalTec, Ltd.†#	12,312	179,386
RingCentral, Inc.†#	5,724	69,661

		650,421

Investment Companies — 1.0%
Apollo Investment Corp.	147,974	1,240,022
BlackRock Kelso Capital Corp.#	49,175	426,347
Capital Southwest Corp.	8,930	322,820
Fidus Investment Corp.#	9,091	167,093
Fifth Street Finance Corp.	90,048	836,546
Garrison Capital, Inc.#	3,986	58,275

Security Description	Shares	Value (Note 2)

Investment Companies (continued)
Gladstone Capital Corp.#	13,937	$138,534
Golub Capital BDC, Inc.#	24,758	421,381
KCAP Financial, Inc.#	18,762	149,533
Main Street Capital Corp.#	25,705	797,626
MCG Capital Corp.	47,260	161,157
Medallion Financial Corp.	14,132	190,923
MVC Capital, Inc.#	15,011	191,691
New Mountain Finance Corp.#	31,536	448,442
NGP Capital Resources Co.#	13,950	89,559
PennantPark Floating Rate Capital, Ltd.#	9,759	136,626
PennantPark Investment Corp.#	44,100	487,305
Prospect Capital Corp.#	204,412	2,031,855
Solar Capital, Ltd.	29,633	617,552
Solar Senior Capital, Ltd.#	7,642	128,080
Stellus Capital Investment Corp.#	7,997	112,598
TCP Capital Corp.#	23,576	404,564
THL Credit, Inc.#	22,501	299,263
TICC Capital Corp.#	34,870	337,890
Triangle Capital Corp.	18,292	480,165

		10,675,847

Investment Management/Advisor Services — 0.5%
Calamos Asset Management, Inc., Class A	13,175	164,029
CIFC Corp.#	4,541	39,280
Cohen & Steers, Inc.#	12,489	505,679
Financial Engines, Inc.#	32,201	1,310,581
GAMCO Investors, Inc., Class A	3,999	304,324
Janus Capital Group, Inc.#	98,245	1,147,501
Manning & Napier, Inc.	9,015	154,066
Medley Capital Corp.#	31,012	384,239
Pzena Investment Management, Inc., Class A	7,533	77,364
Silvercrest Asset Management Group, Inc., Class A	3,656	63,651
Virtus Investment Partners, Inc.†	4,447	820,427
Westwood Holdings Group, Inc.	4,628	271,941
WisdomTree Investments, Inc.†#	66,143	687,226

		5,930,308

Lasers - System/Components — 0.2%
Applied Optoelectronics, Inc.†	2,748	58,835
Coherent, Inc.†	16,027	961,299
Electro Scientific Industries, Inc.	15,814	115,284
II-VI, Inc.†	33,886	456,105
Newport Corp.†	25,936	480,594
Rofin-Sinar Technologies, Inc.†	18,765	436,099

		2,508,216

Leisure Products — 0.2%
Brunswick Corp.	59,558	2,566,950
Johnson Outdoors, Inc., Class A	3,288	82,035
Marine Products Corp.	6,978	54,289

		2,703,274

Lighting Products & Systems — 0.4%
Acuity Brands, Inc.	28,204	3,539,884
Revolution Lighting Technologies, Inc.†#	19,685	45,669
Universal Display Corp.†#	26,483	692,796

		4,278,349

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	12,875	667,054
UniFirst Corp.	9,639	953,779

		1,620,833

Machine Tools & Related Products — 0.0%
Hardinge, Inc.	7,804	99,657

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	13,413	$535,313
Hyster-Yale Materials Handling, Inc.	6,933	582,926

		1,118,239

Machinery - Electrical — 0.1%
Franklin Electric Co., Inc.	31,220	1,195,726

Machinery - Farming — 0.1%
Alamo Group, Inc.	4,698	243,544
Lindsay Corp.	8,464	713,431

		956,975

Machinery - General Industrial — 0.8%
Albany International Corp., Class A	18,407	685,661
Altra Industrial Motion Corp.	17,777	607,796
Applied Industrial Technologies, Inc.	27,746	1,321,264
Chart Industries, Inc.†#	19,963	1,435,140
DXP Enterprises, Inc.†	6,239	434,047
Kadant, Inc.	7,437	281,862
Manitex International, Inc.†	9,132	152,048
Middleby Corp.†	12,374	2,955,159
Tennant Co.	12,116	774,334
Twin Disc, Inc.	5,521	179,156

		8,826,467

Machinery - Material Handling — 0.1%
Columbus McKinnon Corp.	12,947	364,588
NACCO Industries, Inc., Class A	3,117	169,097

		533,685

Machinery - Print Trade — 0.0%
ExOne Co.†#	4,381	129,984

Machinery - Pumps — 0.0%
Gorman-Rupp Co.	12,508	396,628
Tecumseh Products Co†	12,264	59,726

		456,354

Machinery - Thermal Process — 0.0%
Global Power Equipment Group, Inc.	11,291	186,640

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	39,414	300,334
Odyssey Marine Exploration, Inc.†#	55,473	76,553

		376,887

Medical Imaging Systems — 0.0%
Merge Healthcare, Inc.†	43,334	95,768

Medical Information Systems — 0.5%
athenahealth, Inc.†#	24,191	3,070,080
Computer Programs & Systems, Inc.	7,353	467,504
Medidata Solutions, Inc.†	35,013	1,353,953
Quality Systems, Inc.	26,483	412,340

		5,303,877

Medical Instruments — 0.9%
Abaxis, Inc.#	14,552	601,289
AngioDynamics, Inc.†	16,346	234,238
AtriCure, Inc.†	15,908	262,800
Cardiovascular Systems, Inc.†	17,188	482,123
CONMED Corp.	18,259	819,829
CryoLife, Inc.	18,231	160,980
DexCom, Inc.†	46,550	1,571,528
Endologix, Inc.†	41,677	544,302
Genomic Health, Inc.†#	11,102	288,541
Integra LifeSciences Holdings Corp.†	15,074	677,576
Natus Medical, Inc.†	20,166	497,092

Security Description	Shares	Value (Note 2)

Medical Instruments (continued)
Navidea Biopharmaceuticals, Inc.†#	79,366	$126,192
NuVasive, Inc.†	29,122	970,927
Spectranetics Corp.†	26,567	569,596
SurModics, Inc.†	9,116	195,174
Symmetry Medical, Inc.†	24,738	218,189
Thoratec Corp.†	37,747	1,250,181
Vascular Solutions, Inc.†	10,956	224,379
Volcano Corp.†#	35,910	623,398

		10,318,334

Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†#	16,229	434,288

Medical Laser Systems — 0.0%
Biolase, Inc.†#	22,877	42,780
Cutera, Inc.†	9,739	96,124
Cynosure, Inc., Class A†	12,711	276,845
PhotoMedex, Inc.†#	8,792	110,164

		525,913

Medical Products — 1.2%
ABIOMED, Inc.†#	25,504	581,491
Accuray, Inc.†#	49,187	433,829
Alphatec Holdings, Inc.†	41,143	61,714
Atrion Corp.	1,038	327,385
Cantel Medical Corp.	21,582	749,974
Cerus Corp.†#	46,267	193,859
Chindex International, Inc.†	8,347	197,657
Cyberonics, Inc.†	18,196	1,106,317
Exactech, Inc.†	6,202	144,445
Globus Medical, Inc., Class A†	35,966	869,658
Greatbatch, Inc.†	15,737	735,075
Haemonetics Corp.†	33,630	1,145,438
Hanger, Inc.†	22,826	693,454
Invacare Corp.	21,241	350,476
LDR Holding Corp.†	3,816	90,019
Luminex Corp.†#	24,788	421,148
MiMedx Group, Inc.†#	60,265	329,650
NxStage Medical, Inc.†	39,645	544,326
Orthofix International NV†	11,975	379,488
Rockwell Medical, Inc.†#	26,052	293,346
Tornier NV†	17,258	371,220
West Pharmaceutical Services, Inc.	45,540	1,916,779
Wright Medical Group, Inc.†	26,593	808,427
Zeltiq Aesthetics, Inc.†#	11,731	205,058

		12,950,233

Medical Sterilization Products — 0.2%
STERIS Corp.	38,811	2,077,165

Medical - Biomedical/Gene — 3.0%
Acceleron Pharma, Inc.†#	4,259	126,407
Achillion Pharmaceuticals, Inc.†#	64,080	173,657
Acorda Therapeutics, Inc.†	26,709	878,192
Aegerion Pharmaceuticals, Inc.†#	18,975	623,329
Alnylam Pharmaceuticals, Inc.†	38,265	2,268,732
AMAG Pharmaceuticals, Inc.†#	14,318	262,019
Arena Pharmaceuticals, Inc.†#	143,389	881,842
Argos Therapeutics, Inc.†	2,756	22,158
ArQule, Inc.†	39,379	56,312
BIND Therapeutics, Inc.†#	3,511	29,843
BioTime, Inc.†#	24,507	70,825
Bluebird Bio, Inc.†	4,533	104,803
Cambrex Corp.†	19,931	428,317
Celladon Corp.†#	4,165	37,193
Celldex Therapeutics, Inc.†#	58,703	857,651

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Cellular Dynamics International, Inc.†	2,552	$28,812
Chelsea Therapeutics International, Ltd.†#	52,053	339,906
Coronado Biosciences, Inc.†#	17,716	31,889
CTI BioPharma Corp.†	86,195	253,413
Cubist Pharmaceuticals, Inc. CVR†	32,659	5,389
Curis, Inc.†	56,940	101,353
Cytokinetics, Inc.†#	21,552	107,544
Dendreon Corp.†#	104,592	225,919
Dicerna Pharmaceuticals, Inc.†#	2,311	37,346
Dynavax Technologies Corp.†#	174,292	250,980
Eleven Biotherapeutics, Inc.†#	2,996	32,357
Emergent Biosolutions, Inc.†	18,211	394,997
Endocyte, Inc.†#	20,220	127,993
Enzon Pharmaceuticals, Inc.	24,932	22,474
Epizyme, Inc.†	3,924	94,098
Exact Sciences Corp.†#	46,365	625,000
Exelixis, Inc.†#	127,861	423,220
Fibrocell Science, Inc.†#	14,879	44,637
Five Prime Therapeutics, Inc.†#	3,728	48,427
Foundation Medicine, Inc.†#	4,561	108,233
Galena Biopharma, Inc.†#	77,614	178,512
Genocea Biosciences, Inc.†#	2,557	48,481
Geron Corp.†#	102,229	212,636
GlycoMimetics, Inc.†	5,300	37,948
GTx, Inc.†#	17,406	28,894
Halozyme Therapeutics, Inc.†#	63,648	502,819
Harvard Bioscience, Inc.†	16,928	69,743
Idenix Pharmaceuticals, Inc.†#	74,025	464,137
ImmunoGen, Inc.†#	55,659	657,889
Immunomedics, Inc.†#	48,652	162,011
Insmed, Inc.†	22,956	301,642
Intercept Pharmaceuticals, Inc.†#	4,719	1,116,563
InterMune, Inc.†	64,679	2,562,582
Intrexon Corp.†#	7,632	160,959
Isis Pharmaceuticals, Inc.†#	73,949	2,160,790
Karyopharm Therapeutics, Inc.†#	5,190	136,237
KYTHERA Biopharmaceuticals, Inc.†#	7,821	261,769
Lexicon Pharmaceuticals, Inc.†#	150,862	199,138
Ligand Pharmaceuticals, Inc.†#	11,730	782,508
MacroGenics, Inc.†	3,816	71,207
Medicines Co.†	41,650	1,162,035
MEI Pharma, Inc.†#	8,006	49,237
Merrimack Pharmaceuticals, Inc.†#	64,126	498,259
Momenta Pharmaceuticals, Inc.†	31,335	388,241
Nanosphere, Inc.†#	36,219	48,896
NeoGenomics, Inc.†#	21,824	73,983
NewLink Genetics Corp.†#	12,097	248,109
Novavax, Inc.†#	123,464	581,515
NPS Pharmaceuticals, Inc.†#	66,061	2,056,479
Omeros Corp.†#	22,294	260,617
OncoGenex Pharmaceutical, Inc.†#	9,736	36,899
OncoMed Pharmaceuticals, Inc.†#	3,121	70,535
Onconova Therapeutics, Inc.†#	3,943	19,124
OvaScience, Inc.†#	5,951	43,145
Pacific Biosciences of California, Inc.†	31,741	157,435
PDL BioPharma, Inc.#	105,579	989,275
Peregrine Pharmaceuticals, Inc.†#	116,199	214,968
Prothena Corp. PLC†	9,442	196,582
PTC Therapeutics, Inc.†	7,470	177,114
Puma Biotechnology, Inc.†	15,316	1,170,602
Repligen Corp.†#	20,867	401,481
Retrophin, Inc.†	12,506	182,838
Rigel Pharmaceuticals, Inc.†	57,831	190,264
RTI Surgical, Inc.†	37,344	162,446
Sangamo BioSciences, Inc.†#	43,909	576,964
Sequenom, Inc.†#	76,420	234,609

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Spectrum Pharmaceuticals, Inc.†#	42,015	$327,297
Stemline Therapeutics, Inc.†#	6,378	96,882
Sunesis Pharmaceuticals, Inc.†	24,805	127,002
Synageva BioPharma Corp.†#	13,587	1,102,585
Trius Therapeutics, Inc. CVR†(1)(2)	24,953	0
Ultragenyx Pharmaceutical, Inc.†#	4,361	163,799
Veracyte, Inc.†	3,348	50,957
Verastem, Inc.†#	11,488	106,609
Vical, Inc.†#	50,412	60,494
XOMA Corp.†#	51,235	212,113
Zeneca, Inc. CVR†(1)(2)	3,950	10,033
ZIOPHARM Oncology, Inc.†#	53,383	192,179

		32,883,334

Medical - Drugs — 1.6%
ACADIA Pharmaceuticals, Inc.†#	50,844	1,049,929
AcelRx Pharmaceuticals, Inc.†#	15,488	142,490
Aerie Pharmaceuticals, Inc.†#	5,129	80,371
Akorn, Inc.†	38,322	1,071,866
Alimera Sciences, Inc.†#	11,249	67,157
Amicus Therapeutics, Inc.†#	20,176	47,817
Ampio Pharmaceuticals, Inc.†#	25,477	193,370
Anacor Pharmaceuticals, Inc.†#	16,816	227,016
Array BioPharma, Inc.†#	82,086	344,761
Auspex Pharmaceuticals, Inc.†#	5,300	112,095
Auxilium Pharmaceuticals, Inc.†#	32,464	726,544
Cempra, Inc.†#	13,110	124,021
ChemoCentryx, Inc.†#	16,315	87,775
Chimerix, Inc.†	5,633	103,929
Clovis Oncology, Inc.†#	11,810	604,790
Conatus Pharmaceuticals, Inc.†#	3,981	24,642
ContraVir Pharmaceuticals, Inc.†#	5,271	8,117
Corcept Therapeutics, Inc.†#	35,324	79,832
Cytori Therapeutics, Inc.†#	41,922	101,032
Durata Therapeutics, Inc.†#	8,679	138,170
Eagle Pharmaceuticals, Inc.†	2,206	26,141
Enanta Pharmaceuticals, Inc.†#	2,416	91,760
Furiex Pharmaceuticals, Inc.†	4,411	455,921
Infinity Pharmaceuticals, Inc.†#	31,774	320,917
Insys Therapeutics, Inc.†#	5,041	130,259
Ironwood Pharmaceuticals, Inc.†	70,082	1,003,574
Keryx Biopharmaceuticals, Inc.†#	58,869	777,071
Lannett Co., Inc.†	12,400	518,072
Ophthotech Corp.†#	5,881	239,357
OPKO Health, Inc.†#	124,307	1,071,526
Orexigen Therapeutics, Inc.†#	73,440	474,422
Pacira Pharmaceuticals, Inc.†#	18,145	1,408,234
Pernix Therapeutics Holdings, Inc.†	11,627	82,668
PharMerica Corp.†	19,708	534,875
Pozen, Inc.	17,905	153,804
Prestige Brands Holdings, Inc.†	33,676	1,151,719
Progenics Pharmaceuticals, Inc.†#	45,058	182,936
Raptor Pharmaceutical Corp.†#	39,592	323,863
Receptos, Inc.†	4,791	142,580
Regulus Therapeutics, Inc.†#	6,777	45,609
Relypsa, Inc.†	4,029	94,238
Repros Therapeutics, Inc.†#	15,236	247,585
Sagent Pharmaceuticals, Inc.†	12,488	279,856
Sciclone Pharmaceuticals, Inc.†	35,889	180,522
SIGA Technologies, Inc.†#	24,399	65,145
Sucampo Pharmaceuticals, Inc., Class A†#	9,090	66,084
Supernus Pharmaceuticals, Inc.†	13,302	118,521
Synergy Pharmaceuticals, Inc.†#	53,463	232,029
Synta Pharmaceuticals Corp.†#	33,172	136,005
Targacept, Inc.†#	18,524	69,465

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
TESARO, Inc.†#	9,716	$258,834
TetraLogic Pharmaceuticals Corp.†#	2,362	10,582
Tetraphase Pharmaceuticals, Inc.†#	9,309	98,117
TG Therapeutics, Inc.†#	10,313	67,344
TherapeuticsMD, Inc.†#	57,259	232,472
Trevena, Inc.†	4,857	21,322
Vanda Pharmaceuticals, Inc.†#	22,009	226,473
VIVUS, Inc.†#	66,807	329,359
XenoPort, Inc.†#	35,985	145,739
Zogenix, Inc.†#	65,346	150,296

		17,501,020

Medical - Generic Drugs — 0.1%
Impax Laboratories, Inc.†	45,087	1,251,615
KaloBios Pharmaceuticals, Inc.†#	7,904	14,860

		1,266,475

Medical - HMO — 0.7%
Centene Corp.†	35,832	2,670,200
Magellan Health Services, Inc.†	17,825	1,085,364
Molina Healthcare, Inc.†	18,658	803,973
Triple-S Management Corp., Class B†	15,716	277,859
Universal American Corp.	25,494	200,383
WellCare Health Plans, Inc.†	28,617	2,216,387

		7,254,166

Medical - Hospitals — 0.1%
Acadia Healthcare Co., Inc.†#	23,319	994,322
Select Medical Holdings Corp.	32,289	489,178
USMD Holdings, Inc.†#	718	8,774

		1,492,274

Medical - Nursing Homes — 0.2%
Ensign Group, Inc.	12,800	600,320
Kindred Healthcare, Inc.	35,580	883,096
National Healthcare Corp.	7,138	385,452
Skilled Healthcare Group, Inc., Class A†	13,158	86,974

		1,955,842

Medical - Outpatient/Home Medical — 0.3%
Addus HomeCare Corp.†	3,627	82,551
Air Methods Corp.†#	25,600	1,233,920
Almost Family, Inc.†	5,486	112,683
Amedisys, Inc.†#	20,882	303,833
Amsurg Corp.†	21,065	953,823
Gentiva Health Services, Inc.†	20,780	283,231
LHC Group, Inc.†	8,003	163,021

		3,133,062

Metal Processors & Fabrication — 0.7%
Ampco-Pittsburgh Corp.	5,609	121,098
CIRCOR International, Inc.	11,562	881,718
Dynamic Materials Corp.	9,081	197,784
Global Brass & Copper Holdings, Inc.	5,342	86,113
Haynes International, Inc.	8,185	434,623
LB Foster Co., Class A	6,747	344,637
Mueller Industries, Inc.	37,024	1,067,032
NN, Inc.	11,354	278,514
RBC Bearings, Inc.	15,138	907,826
Rexnord Corp.†	19,944	509,968
RTI International Metals, Inc.†	20,630	553,297
Sun Hydraulics Corp.	14,131	521,717
Worthington Industries, Inc.	34,811	1,402,883

		7,307,210

Security Description	Shares	Value (Note 2)

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†	11,617	$140,217
Olympic Steel, Inc.	6,015	142,315

		282,532

Metal - Aluminum — 0.1%
Century Aluminum Co.†	34,126	465,820
Kaiser Aluminum Corp.	12,446	852,177
Noranda Aluminum Holding Corp.	22,377	70,264

		1,388,261

Metal - Diversified — 0.0%
Molycorp, Inc.†#	98,758	273,560

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.	6,272	409,561
FreightCar America, Inc.	7,980	205,166
Hillenbrand, Inc.	36,185	1,096,044
John Bean Technologies Corp.	19,047	544,744
Movado Group, Inc.	11,727	449,027
TriMas Corp.†	29,582	1,038,624

		3,743,166

MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†	3,306	98,916
Surgical Care Affiliates, Inc.†	7,463	215,531

		314,447

Multimedia — 0.2%
Demand Media, Inc.†#	24,020	110,492
Entravision Communications Corp., Class A	36,593	196,139
EW Scripps Co., Class A†	20,750	405,040
Journal Communications, Inc., Class A†	29,269	241,469
Martha Stewart Living Omnimedia, Inc., Class A†	16,185	75,422
Media General, Inc., Class A†#	13,007	230,614
Meredith Corp.	23,517	1,057,324

		2,316,500

Networking Products — 0.5%
Anixter International, Inc.	17,844	1,837,932
Black Box Corp.	10,707	260,930
Calix, Inc.†	26,569	216,803
Cyan, Inc.†#	5,309	19,696
Extreme Networks, Inc.†	61,713	245,618
Gigamon, Inc.†#	5,153	87,652
Infinera Corp.†#	80,616	733,606
Ixia†	37,480	435,518
LogMeIn, Inc.†	16,008	681,460
NeoPhotonics Corp.†	13,395	62,421
NETGEAR, Inc.†	24,006	789,077
Parkervision, Inc.†#	58,751	287,292
Procera Networks, Inc.†#	13,637	131,870

		5,789,875

Non-Ferrous Metals — 0.2%
Globe Specialty Metals, Inc.	42,450	848,576
Horsehead Holding Corp.†#	33,209	550,605
Materion Corp.	13,629	464,613
Ur-Energy, Inc.†#	80,547	99,878
Uranium Energy Corp.†#	56,739	99,293

		2,062,965

Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc., Class A†	25,642	141,031

Office Furnishings - Original — 0.4%
CompX International, Inc.	767	8,859
Herman Miller, Inc.	38,595	1,206,866

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Office Furnishings - Original (continued)
HNI Corp.	29,930	$1,120,280
Interface, Inc.	39,061	712,472
Knoll, Inc.	31,724	556,439
Steelcase, Inc., Class A	55,516	909,907

		4,514,823

Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	75,347	453,589

Oil & Gas Drilling — 0.2%
Hercules Offshore, Inc.†	105,839	480,509
North Atlantic Drilling, Ltd.	47,063	493,691
Parker Drilling Co.†	78,430	507,442
Vantage Drilling Co.†#	133,388	222,758

		1,704,400

Oil Companies - Exploration & Production — 2.6%
Abraxas Petroleum Corp.†	54,511	273,645
Apco Oil and Gas International, Inc.†	6,064	85,260
Approach Resources, Inc.†#	23,145	451,790
Athlon Energy, Inc.†	12,050	523,693
Bill Barrett Corp.†	32,101	802,525
Bonanza Creek Energy, Inc.†	19,378	1,039,048
BPZ Resources, Inc.†#	78,187	239,252
Callon Petroleum Co.†	26,458	279,132
Carrizo Oil & Gas, Inc.†	29,906	1,718,399
Clayton Williams Energy, Inc.†	3,908	486,898
Comstock Resources, Inc.#	31,797	864,560
Contango Oil & Gas Co.†	9,838	422,936
Diamondback Energy, Inc.†	13,932	1,051,587
DLB Oil & Gas, Inc.(1)(2)	3,000	0
Emerald Oil, Inc.†#	37,590	244,335
Endeavour International Corp.†#	31,258	62,516
Energy XXI Bermuda, Ltd.#	48,179	1,033,440
EPL Oil & Gas, Inc.†	19,677	745,955
Equal Energy, Ltd.	23,627	124,514
Evolution Petroleum Corp.	11,252	126,360
EXCO Resources, Inc.#	111,987	589,052
Forest Oil Corp.†#	79,169	194,756
FX Energy, Inc.†#	35,450	131,165
Gastar Exploration, Inc.†	36,822	273,587
Goodrich Petroleum Corp.†#	20,798	603,142
Halcon Resources Corp.†#	152,499	951,594
Isramco, Inc.†	613	77,974
Jones Energy, Inc., Class A†#	7,391	129,490
Kodiak Oil & Gas Corp.†	174,766	2,224,771
Magnum Hunter Resources Corp.†	113,181	866,967
Matador Resources Co.†	38,307	953,078
Midstates Petroleum Co., Inc.†#	22,029	122,481
Miller Energy Resources, Inc.†#	20,253	110,176
Northern Oil and Gas, Inc.†#	41,997	640,454
Panhandle Oil and Gas, Inc., Class A	4,626	254,152
PDC Energy, Inc.†	23,440	1,504,614
Penn Virginia Corp.†	36,357	551,899
PetroQuest Energy, Inc.†	37,859	231,697
Quicksilver Resources, Inc.†#	82,683	199,266
Resolute Energy Corp.†#	44,932	373,834
Rex Energy Corp.†	29,767	591,768
Rosetta Resources, Inc.†	40,222	1,895,663
RSP Permian, Inc.†	15,144	408,888
Sanchez Energy Corp.†#	25,065	862,988
Stone Energy Corp.†	32,900	1,460,431
Swift Energy Co.†#	28,775	312,209
Synergy Resources Corp.†	33,674	395,333
Triangle Petroleum Corp.†#	45,118	453,436
VAALCO Energy, Inc.†	38,432	249,808

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
W&T Offshore, Inc.#	23,074	$338,496
Warren Resources, Inc.†	48,357	221,475
ZaZa Energy Corp.†#	24,599	17,222

		28,767,711

Oil Field Machinery & Equipment — 0.3%
Bolt Technology Corp.	5,725	103,279
Flotek Industries, Inc.†	31,420	891,699
Forum Energy Technologies, Inc.†	25,902	855,802
Gulf Island Fabrication, Inc.	9,594	189,098
Mitcham Industries, Inc.†	8,520	114,424
Natural Gas Services Group, Inc.†	8,207	246,538
Thermon Group Holdings, Inc.†	17,991	423,688

		2,824,528

Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	1,395	88,206
Alon USA Energy, Inc.	15,445	230,903
Arabian American Development Co.†	13,192	137,856
Delek US Holdings, Inc.	24,449	759,630
Western Refining, Inc.#	35,650	1,462,363

		2,678,958

Oil - Field Services — 1.4%
Basic Energy Services, Inc.†	19,849	539,893
C&J Energy Services, Inc.†	29,661	907,923
Cal Dive International, Inc.†#	64,989	83,836
CARBO Ceramics, Inc.#	13,033	1,792,950
Exterran Holdings, Inc.	37,907	1,582,238
Helix Energy Solutions Group, Inc.†	69,750	1,630,755
Hornbeck Offshore Services, Inc.†#	23,565	1,066,081
Key Energy Services, Inc.†	100,284	807,286
Matrix Service Co.†	17,166	560,470
Newpark Resources, Inc.†	56,727	638,746
Pioneer Energy Services Corp.†	41,263	656,082
SEACOR Holdings, Inc.†	13,241	1,060,339
Targa Resources Corp.	21,663	2,490,378
Tesco Corp.	20,050	427,065
TETRA Technologies, Inc.†	51,535	594,199
Willbros Group, Inc.†	26,533	322,641

		15,160,882

Optical Recognition Equipment — 0.0%
Digimarc Corp.	4,160	132,538

Optical Supplies — 0.0%
STAAR Surgical Co.†#	24,387	376,291

Paper & Related Products — 0.5%
Clearwater Paper Corp.†	13,866	860,663
KapStone Paper and Packaging Corp.†	53,769	1,561,989
Neenah Paper, Inc.	10,605	517,312
Orchids Paper Products Co.	3,967	119,605
P.H. Glatfelter Co.	28,258	743,751
Resolute Forest Products, Inc.†	45,965	688,096
Schweitzer-Mauduit International, Inc.	20,658	861,025
Wausau Paper Corp.	32,787	348,854
Xerium Technologies, Inc.†	7,240	99,767

		5,801,062

Patient Monitoring Equipment — 0.2%
Insulet Corp.†	35,182	1,288,717
Masimo Corp.†	32,072	790,254

		2,078,971

Pharmacy Services — 0.0%
BioScrip, Inc.†#	38,692	303,732

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp.	57,429	$2,016,907
U.S. Physical Therapy, Inc.	8,010	268,575

		2,285,482

Physicians Practice Management — 0.1%
Healthways, Inc.†#	22,696	391,052
IPC The Hospitalist Co., Inc.†	11,126	485,650

		876,702

Pipelines — 0.2%
Primoris Services Corp.	23,230	672,973
SemGroup Corp., Class A	27,686	1,880,987

		2,553,960

Platinum — 0.1%
Stillwater Mining Co.†	77,757	1,307,095

Pollution Control — 0.0%
Advanced Emissions Solutions, Inc.†	14,274	334,154
CECO Environmental Corp.	11,680	167,258

		501,412

Poultry — 0.2%
Pilgrim’s Pride Corp.†	39,902	1,015,107
Sanderson Farms, Inc.#	15,154	1,401,896

		2,417,003

Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	25,848	505,845
Capstone Turbine Corp.†#	202,126	305,210
Generac Holdings, Inc.†	33,938	1,652,102
Powell Industries, Inc.	6,110	377,781
PowerSecure International, Inc.†#	14,351	116,100
SunPower Corp.†#	27,143	904,948
Vicor Corp.†	11,733	86,824

		3,948,810

Precious Metals — 0.1%
Coeur Mining, Inc.†	66,815	457,015
Paramount Gold and Silver Corp.†#	91,505	84,294

		541,309

Printing - Commercial — 0.4%
ARC Document Solutions, Inc.†	25,005	155,031
Cenveo, Inc.†#	35,757	109,774
Deluxe Corp.	33,489	1,878,398
Ennis, Inc.	17,362	263,034
Multi-Color Corp.	8,131	285,642
Quad/Graphics, Inc.	16,582	347,891
VistaPrint NV†	21,493	860,150

		3,899,920

Private Equity — 0.0%
Gladstone Investment Corp.#	17,571	135,824

Protection/Safety — 0.0%
Landauer, Inc.	6,322	299,536

Publishing - Books — 0.1%
Courier Corp.	7,598	103,181
Houghton Mifflin Harcourt Co.†#	13,929	253,786
Scholastic Corp.	17,407	554,935

		911,902

Publishing - Newspapers — 0.2%
AH Belo Corp., Class A	12,535	147,662
Daily Journal Corp.†#	607	103,979
McClatchy Co., Class A†	40,334	207,317

Security Description	Shares	Value (Note 2)

Publishing - Newspapers (continued)
New York Times Co., Class A#	84,943	$1,262,253

		1,721,211

Publishing - Periodicals — 0.0%
Dex Media, Inc.†#	11,370	112,790

Racetracks — 0.1%
Churchill Downs, Inc.	9,053	780,097
International Speedway Corp., Class A	18,330	569,880
Speedway Motorsports, Inc.	7,724	142,508

		1,492,485

Radio — 0.1%
Beasley Broadcasting Group, Inc., Class A	2,907	20,320
Cumulus Media, Inc., Class A†	61,324	387,567
Entercom Communications Corp., Class A†	15,869	165,672
Saga Communications, Inc., Class A	3,209	148,224
Salem Communications Corp., Class A	6,892	58,858

		780,641

Real Estate Investment Trusts — 8.1%
Acadia Realty Trust	36,263	1,000,496
AG Mortgage Investment Trust, Inc.	18,539	352,241
Agree Realty Corp.	9,883	304,792
Alexander’s, Inc.	1,394	511,598
Altisource Residential Corp.	37,122	1,035,333
American Assets Trust, Inc.	22,122	758,785
American Capital Mortgage Investment Corp.	34,832	711,618
American Realty Capital Properties, Inc.	309,599	3,842,124
American Residential Properties, Inc.†	9,093	166,402
AmREIT, Inc., Class B	13,026	231,472
Anworth Mtg. Asset Corp.	89,903	485,476
Apollo Commercial Real Estate Finance, Inc.#	24,476	409,973
Apollo Residential Mortgage, Inc.	21,261	356,760
Ares Commercial Real Estate Corp.	14,201	177,939
Armada Hoffler Properties, Inc.	12,612	121,832
ARMOUR Residential REIT, Inc.	246,328	1,071,527
Ashford Hospitality Prime, Inc.	12,149	198,029
Ashford Hospitality Trust, Inc.	40,780	436,346
Associated Estates Realty Corp.	37,880	654,945
Aviv REIT, Inc.	7,632	211,788
Campus Crest Communities, Inc.#	42,841	380,000
Capstead Mortgage Corp.#	62,919	828,643
CatchMark Timber Trust, Inc., Class A#	7,970	105,523
Cedar Realty Trust, Inc.	47,985	294,628
Chambers Street Properties	155,714	1,245,712
Chatham Lodging Trust	17,451	392,647
Chesapeake Lodging Trust	31,979	932,827
Colony Financial, Inc.	60,811	1,347,572
CoreSite Realty Corp.	13,768	436,446
Cousins Properties, Inc.	110,690	1,328,280
CubeSmart	92,370	1,684,829
CyrusOne, Inc.	12,727	291,194
CYS Investments, Inc.	106,002	979,458
DCT Industrial Trust, Inc.	206,232	1,633,357
DiamondRock Hospitality Co.	128,688	1,598,305
DuPont Fabros Technology, Inc.	41,094	1,050,774
Dynex Capital, Inc.	36,461	315,388
EastGroup Properties, Inc.	19,921	1,268,171
Education Realty Trust, Inc.	75,074	785,274
Ellington Residential Mortgage REIT#	4,281	74,275
Empire State Realty Trust, Inc., Class A	54,243	889,043
EPR Properties	34,009	1,833,765
Equity One, Inc.	39,642	910,180
Excel Trust, Inc.	31,745	419,034
FelCor Lodging Trust, Inc.	81,724	804,164

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
First Industrial Realty Trust, Inc.	70,771	$1,312,094
First Potomac Realty Trust	38,985	509,924
Franklin Street Properties Corp.	59,267	742,023
Geo Group, Inc.	47,140	1,603,231
Getty Realty Corp.#	16,996	332,102
Gladstone Commercial Corp.#	10,377	186,475
Glimcher Realty Trust	95,141	1,048,454
Government Properties Income Trust	35,992	918,516
Gramercy Property Trust, Inc.	39,405	231,307
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,780	137,800
Healthcare Realty Trust, Inc.	63,116	1,573,482
Hersha Hospitality Trust	133,366	844,207
Highwoods Properties, Inc.	59,156	2,400,550
Hudson Pacific Properties, Inc.	32,593	772,454
Inland Real Estate Corp.	56,168	596,504
Invesco Mortgage Capital, Inc.	82,089	1,457,901
Investors Real Estate Trust	69,884	620,570
iStar Financial, Inc.†#	56,001	808,654
JAVELIN Mortgage Investment Corp.#	7,896	106,043
Kite Realty Group Trust	86,711	538,475
LaSalle Hotel Properties	68,451	2,258,198
Lexington Realty Trust	118,308	1,342,796
LTC Properties, Inc.	22,872	908,933
Medical Properties Trust, Inc.	106,382	1,438,285
Monmouth Real Estate Investment Corp., Class A	30,153	285,549
National Health Investors, Inc.	19,206	1,204,600
New Residential Investment Corp.	166,597	1,056,225
New York Mortgage Trust, Inc.	49,887	397,101
NorthStar Realty Finance Corp.	215,275	3,562,801
One Liberty Properties, Inc.	7,796	167,614
Parkway Properties, Inc.	38,716	773,158
Pebblebrook Hotel Trust	40,435	1,437,060
Pennsylvania Real Estate Investment Trust	44,777	803,747
PennyMac Mortgage Investment Trust	46,386	979,672
Physicians Realty Trust	13,353	184,405
Potlatch Corp.	26,659	1,070,625
PS Business Parks, Inc.	12,789	1,076,706
QTS Realty Trust, Inc., Class A#	9,350	272,085
RAIT Financial Trust#	53,677	420,828
Ramco-Gershenson Properties Trust	43,824	727,478
Redwood Trust, Inc.#	54,073	1,053,883
Resource Capital Corp.#	84,268	485,384
Retail Opportunity Investments Corp.#	47,307	747,451
Rexford Industrial Realty, Inc.	11,231	157,009
RLJ Lodging Trust	81,430	2,256,425
Rouse Properties, Inc.#	17,162	280,084
Ryman Hospitality Properties, Inc.#	29,046	1,339,892
Sabra Health Care REIT, Inc.	24,581	719,732
Saul Centers, Inc.	5,210	250,861
Select Income REIT	14,525	417,303
Silver Bay Realty Trust Corp.	10,110	160,446
Sovran Self Storage, Inc.	20,678	1,588,070
STAG Industrial, Inc.	29,200	699,340
Strategic Hotels & Resorts, Inc.†	119,370	1,301,133
Summit Hotel Properties, Inc.	52,973	531,849
Sun Communities, Inc.	26,580	1,287,004
Sunstone Hotel Investors, Inc.	120,405	1,768,749
Terreno Realty Corp.	16,585	321,749
UMH Properties, Inc.#	11,080	109,914
Universal Health Realty Income Trust	7,899	341,948
Urstadt Biddle Properties, Inc., Class A	16,542	342,750
Washington Real Estate Investment Trust	43,785	1,130,967
Western Asset Mortgage Capital Corp.	17,695	255,162
Whitestone REIT, Class B	14,164	202,262
Winthrop Realty Trust	21,217	318,255

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
ZAIS Financial Corp.#	3,750	$61,537

		90,106,756

Real Estate Management/Services — 0.2%
HFF, Inc., Class A	21,788	704,188
Kennedy-Wilson Holdings, Inc.	42,700	1,057,679
Marcus & Millichap, Inc.†	4,579	93,183
RE/MAX Holdings, Inc., Class A	7,704	221,336

		2,076,386

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	28,344	1,074,521
AV Homes, Inc.†	6,266	103,953
Consolidated-Tomoka Land Co.	3,882	179,543
Forestar Group, Inc.†	22,996	400,590

		1,758,607

Recreational Centers — 0.2%
ClubCorp Holdings, Inc.#	13,738	241,651
Life Time Fitness, Inc.†#	28,344	1,507,901
Town Sports International Holdings, Inc.	15,940	96,756

		1,846,308

Recreational Vehicles — 0.0%
Arctic Cat, Inc.	8,748	326,300
Malibu Boats, Inc., Class A†#	5,408	107,187

		433,487

Rental Auto/Equipment — 0.2%
Electro Rent Corp.	12,459	201,213
H&E Equipment Services, Inc.†	19,556	677,615
McGrath RentCorp	16,586	568,568
Rent-A-Center, Inc.	35,152	982,850

		2,430,246

Research & Development — 0.2%
Albany Molecular Research, Inc.†#	15,439	243,782
AVEO Pharmaceuticals, Inc.†#	34,434	38,221
PAREXEL International Corp.†	37,431	1,888,394

		2,170,397

Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.†	19,194	1,087,340
Vail Resorts, Inc.	23,643	1,647,681

		2,735,021

Respiratory Products — 0.0%
Inogen, Inc.†#	3,341	56,062

Retail - Apparel/Shoe — 1.4%
Aeropostale, Inc.†#	52,076	203,617
ANN, Inc.†	31,062	1,207,380
bebe stores, Inc.	23,091	94,673
Body Central Corp.†#	10,969	9,762
Brown Shoe Co., Inc.	28,475	801,571
Buckle, Inc.#	18,395	825,016
Burlington Stores, Inc.†#	10,176	289,202
Cato Corp., Class A	18,280	527,195
Children’s Place Retail Stores, Inc.	15,215	736,102
Christopher & Banks Corp.†	24,103	164,382
Destination Maternity Corp.	8,983	207,777
Destination XL Group, Inc.†	27,942	147,813
Express, Inc.†	56,201	708,695
Finish Line, Inc., Class A	32,423	929,567
Francesca’s Holdings Corp.†	28,986	444,645
Genesco, Inc.†	15,812	1,184,161
Jos. A. Bank Clothiers, Inc.†	18,411	1,195,794

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Apparel/Shoe (continued)
Kate Spade & Co.†	78,980	$2,875,662
Men’s Wearhouse, Inc.	31,252	1,555,725
New York & Co., Inc.†	19,100	75,636
Pacific Sunwear of California, Inc.†	30,639	74,146
Shoe Carnival, Inc.	9,958	186,215
Stein Mart, Inc.	18,365	248,295
Tilly’s, Inc.†	6,567	57,724
Vera Bradley, Inc.†#	14,362	387,056
Wet Seal, Inc., Class A†#	59,049	49,601
Winmark Corp.	1,489	98,706

		15,286,118

Retail - Appliances — 0.1%
Conn’s, Inc.†#	14,778	689,246
hhgregg, Inc.†#	7,921	72,873

		762,119

Retail - Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	35,290	359,605

Retail - Automobile — 0.6%
America’s Car-Mart, Inc.†#	5,342	193,648
Asbury Automotive Group, Inc.†	20,521	1,326,478
Group 1 Automotive, Inc.	14,322	1,152,921
Lithia Motors, Inc., Class A	14,617	1,146,411
Penske Automotive Group, Inc.	27,814	1,293,907
Rush Enterprises, Inc., Class A†	22,841	757,864
Sonic Automotive, Inc., Class A	25,641	674,871

		6,546,100

Retail - Bedding — 0.0%
Mattress Firm Holding Corp.†#	8,916	399,972

Retail - Bookstores — 0.0%
Barnes & Noble, Inc.†#	26,602	482,560

Retail - Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†#	18,086	1,404,921
Tile Shop Holdings, Inc.†#	12,249	182,755

		1,587,676

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	6,193	129,619
Systemax, Inc.†	7,231	115,624

		245,243

Retail - Consumer Electronics — 0.0%
RadioShack Corp.†#	66,156	99,234

Retail - Convenience Store — 0.3%
Casey’s General Stores, Inc.	25,237	1,797,632
Pantry, Inc.†	15,627	263,940
Susser Holdings Corp.†	11,881	942,282

		3,003,854

Retail - Discount — 0.2%
Citi Trends, Inc.†	10,257	206,781
Fred’s, Inc., Class A	24,371	372,146
Gordmans Stores, Inc.#	5,890	25,327
HSN, Inc.	22,268	1,238,546
Tuesday Morning Corp.†	28,426	459,364

		2,302,164

Retail - Drug Store — 0.4%
Rite Aid Corp.†	480,765	4,019,195

Retail - Hair Salons — 0.0%
Regis Corp.	31,534	433,908

Security Description	Shares	Value (Note 2)

Retail - Home Furnishings — 0.2%
Haverty Furniture Cos., Inc.	13,107	$328,068
Kirkland’s, Inc.†	9,251	164,205
Pier 1 Imports, Inc.	62,408	1,099,005
Restoration Hardware Holdings, Inc.†	11,644	774,093

		2,365,371

Retail - Hypermarkets — 0.0%
Roundy’s, Inc.#	16,713	89,749

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	15,495	249,005
West Marine, Inc.†	11,269	113,253

		362,258

Retail - Major Department Stores — 0.0%
Sears Hometown and Outlet Stores, Inc.†	5,743	126,518

Retail - Misc./Diversified — 0.2%
Container Store Group, Inc.†#	9,540	273,416
Five Below, Inc.†#	21,591	781,594
PriceSmart, Inc.	12,426	1,138,843

		2,193,853

Retail - Music Store — 0.0%
Trans World Entertainment Corp.	7,027	24,524

Retail - Office Supplies — 0.1%
Office Depot, Inc.†	316,114	1,618,504

Retail - Pawn Shops — 0.2%
Cash America International, Inc.#	18,787	892,570
Ezcorp, Inc., Class A†	33,876	413,965
First Cash Financial Services, Inc.†	19,215	1,009,172

		2,315,707

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.#	13,345	177,489

Retail - Regional Department Stores — 0.0%
Bon-Ton Stores, Inc.#	8,967	91,822
Stage Stores, Inc.	21,710	398,813

		490,635

Retail - Restaurants — 1.6%
Biglari Holdings, Inc.†	963	406,174
BJ’s Restaurants, Inc.†#	16,368	517,065
Bloomin’ Brands, Inc.†	36,417	758,930
Bob Evans Farms, Inc.	16,255	726,111
Bravo Brio Restaurant Group, Inc.†	12,994	205,305
Buffalo Wild Wings, Inc.†	12,350	1,784,698
Carrols Restaurant Group, Inc.†	15,708	110,427
Cheesecake Factory, Inc.	35,110	1,610,496
Chuy’s Holdings, Inc.†#	10,770	351,856
Cracker Barrel Old Country Store, Inc.	12,935	1,300,614
Del Frisco’s Restaurant Group, Inc.†	7,096	191,663
Denny’s Corp.†	60,906	395,889
DineEquity, Inc.	10,887	864,319
Diversified Restaurant Holdings, Inc.†#	7,116	32,022
Einstein Noah Restaurant Group, Inc.	4,291	66,124
Fiesta Restaurant Group, Inc.†	14,754	594,144
Ignite Restaurant Group, Inc.†#	4,782	73,404
Jack in the Box, Inc.	27,619	1,594,445
Jamba, Inc.†#	11,084	118,710
Krispy Kreme Doughnuts, Inc.†#	43,113	812,249
Luby’s, Inc.†	13,239	66,592
Nathan’s Famous, Inc.†	1,806	88,711
Noodles & Co.†#	4,088	135,926
Papa John’s International, Inc.	21,096	914,934
Popeyes Louisiana Kitchen, Inc.†	15,722	674,788
Potbelly Corp.†	5,728	90,560

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants (continued)
Red Robin Gourmet Burgers, Inc.†	9,322	$671,930
Ruby Tuesday, Inc.†	40,443	318,286
Ruth’s Hospitality Group, Inc.	23,777	291,268
Sonic Corp.†	36,974	769,059
Texas Roadhouse, Inc.	41,101	1,039,033

		17,575,732

Retail - Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	11,155	129,509
Hibbett Sports, Inc.†#	17,112	899,920
Zumiez, Inc.†	14,010	384,855

		1,414,284

Retail - Vitamins & Nutrition Supplements — 0.1%
Vitamin Shoppe, Inc.†	19,982	858,826

Retirement/Aged Care — 0.1%
Capital Senior Living Corp.†	19,012	451,345
Emeritus Corp.†	26,537	830,077
Five Star Quality Care, Inc.†	28,438	150,153

		1,431,575

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	41,706	1,160,678

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	18,712	397,630
Proto Labs, Inc.†	11,237	741,417

		1,139,047

Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	49,042	1,488,915
Iridium Communications, Inc.†#	42,602	337,408
Loral Space & Communications, Inc.†	8,575	620,315

		2,446,638

Savings & Loans/Thrifts — 1.2%
Astoria Financial Corp.	58,146	743,106
Banc of California, Inc.#	10,833	118,080
Bank Mutual Corp.	30,807	186,690
BankFinancial Corp.	13,985	139,710
BBX Capital Corp.†	4,788	94,898
Bear State Financial, Inc.†	1,927	15,589
Beneficial Mutual Bancorp, Inc.†	21,218	286,655
Berkshire Hills Bancorp, Inc.	16,643	376,132
BofI Holding, Inc.†	7,964	611,874
Brookline Bancorp, Inc.	46,519	415,880
Capitol Federal Financial, Inc.	98,077	1,186,732
Charter Financial Corp.	15,099	164,730
Clifton Bancorp, Inc.	5,580	67,072
Dime Community Bancshares, Inc.	21,133	319,531
ESB Financial Corp.	8,517	107,229
ESSA Bancorp, Inc.	5,962	63,257
EverBank Financial Corp.#	52,995	1,009,555
First Defiance Financial Corp.	6,486	183,100
First Financial Northwest, Inc.	10,046	110,908
Flagstar Bancorp, Inc.†	13,173	224,073
Flushing Financial Corp.	20,464	407,029
Fox Chase Bancorp, Inc.	8,084	129,748
Hingham Institution for Savings	851	62,549
Home Bancorp, Inc.†#	4,300	88,795
HomeStreet, Inc.	8,600	154,112
HomeTrust Bancshares, Inc.†	13,821	209,250
Investors Bancorp, Inc.	84,762	915,430
Kearny Financial Corp.†	9,516	135,318
Meridian Interstate Bancorp, Inc.†	5,530	143,780
Meta Financial Group, Inc.	3,960	148,381

Security Description	Shares	Value (Note 2)

Savings & Loans/Thrifts (continued)
NASB Financial, Inc.	2,783	$64,510
Northfield Bancorp, Inc.	38,628	502,550
Northwest Bancshares, Inc.	61,717	821,453
OceanFirst Financial Corp.	9,137	149,299
Oritani Financial Corp.	30,111	453,773
Pacific Premier Bancorp, Inc.†	11,041	155,899
Provident Financial Holdings, Inc.	5,697	82,606
Provident Financial Services, Inc.	39,294	665,247
Sterling Bancorp	54,935	622,414
Territorial Bancorp, Inc.	6,618	136,529
United Community Financial Corp.†	32,766	128,770
United Financial Bancorp, Inc.	34,769	468,338
Waterstone Financial, Inc.	5,358	57,866
Westfield Financial, Inc.	12,052	87,015
WSFS Financial Corp.	5,209	353,795

		13,569,257

Schools — 0.4%
American Public Education, Inc.†#	11,684	412,912
Bridgepoint Education, Inc.†	9,886	128,419
Bright Horizons Family Solutions, Inc.†	7,866	306,617
Capella Education Co.	7,335	419,855
Career Education Corp.†	36,619	171,011
Corinthian Colleges, Inc.†#	52,603	44,029
Education Management Corp.†#	16,028	29,972
Grand Canyon Education, Inc.†	29,895	1,316,875
ITT Educational Services, Inc.†#	15,504	266,979
K12, Inc.†	18,027	413,900
Lincoln Educational Services Corp.#	15,929	61,008
Strayer Education, Inc.†	7,175	392,042
Universal Technical Institute, Inc.	14,079	159,797

		4,123,416

Security Services — 0.2%
Ascent Capital Group, Inc., Class A†	9,306	574,925
Brink’s Co.	31,575	843,052
LifeLock, Inc.†#	42,199	473,473

		1,891,450

Seismic Data Collection — 0.1%
Dawson Geophysical Co.	5,344	140,173
Geospace Technologies Corp.†#	8,568	434,569
ION Geophysical Corp.†	88,373	368,515
TGC Industries, Inc.†	10,547	47,778

		991,035

Semiconductor Components - Integrated Circuits — 0.8%
Aeroflex Holding Corp.†	13,007	136,313
ANADIGICS, Inc.†#	54,612	58,981
Cirrus Logic, Inc.†#	41,729	923,463
Cypress Semiconductor Corp.#	96,813	992,333
Emulex Corp.†	53,390	286,170
Exar Corp.†	25,395	276,298
Hittite Microwave Corp.	20,757	1,220,512
Integrated Device Technology, Inc.†	86,785	1,154,241
MaxLinear, Inc., Class A†	16,129	152,580
Micrel, Inc.	30,900	329,085
Pericom Semiconductor Corp.†	15,225	135,959
Power Integrations, Inc.	19,082	959,634
Sigma Designs, Inc.†	20,327	69,925
TriQuint Semiconductor, Inc.†	107,499	1,672,684

		8,368,178

Semiconductor Equipment — 0.6%
Axcelis Technologies, Inc.†	71,881	135,136
Brooks Automation, Inc.	44,127	428,473

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment (continued)
Cabot Microelectronics Corp.†	16,090	$692,353
Cohu, Inc.	16,401	176,475
Entegris, Inc.†	91,732	1,052,166
FormFactor, Inc.†	35,799	259,901
Intermolecular, Inc.†#	11,445	27,926
MKS Instruments, Inc.	34,901	1,006,894
Nanometrics, Inc.†	15,338	263,200
Photronics, Inc.†	40,335	354,545
Rudolph Technologies, Inc.†	21,674	205,469
Tessera Technologies, Inc.	34,740	781,302
Ultra Clean Holdings, Inc.†	15,849	131,230
Ultratech, Inc.†	18,402	467,043
Veeco Instruments, Inc.†#	25,782	859,056
Xcerra Corp†	31,557	304,525

		7,145,694

Silver Mining — 0.1%
Hecla Mining Co.#	219,139	607,015

Software Tools — 0.0%
Rocket Fuel, Inc.†#	3,270	81,750

Specified Purpose Acquisitions — 0.1%
National Bank Holdings Corp., Class A	29,928	585,691

Steel Pipe & Tube — 0.1%
Furmanite Corp.†	24,815	269,739
Mueller Water Products, Inc., Class A	103,948	876,282
Northwest Pipe Co.†	6,263	225,218
Omega Flex, Inc.	1,828	36,066

		1,407,305

Steel - Producers — 0.2%
AK Steel Holding Corp.†#	89,749	549,264
Commercial Metals Co.	76,955	1,365,951
Schnitzer Steel Industries, Inc., Class A#	17,082	425,684
Shiloh Industries, Inc.†	4,045	73,174

		2,414,073

Steel - Specialty — 0.0%
Universal Stainless & Alloy Products, Inc.†	4,596	138,523

Storage/Warehousing — 0.2%
Mobile Mini, Inc.#	25,251	1,099,681
Wesco Aircraft Holdings, Inc.†	27,111	589,393

		1,689,074

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†#	32,437	45,412

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	19,425	519,424

Telecom Equipment - Fiber Optics — 0.3%
Alliance Fiber Optic Products, Inc.#	7,637	154,878
Ciena Corp.†#	66,847	1,296,832
Finisar Corp.†#	61,517	1,461,029
Harmonic, Inc.†	67,246	486,861
KVH Industries, Inc.†	10,294	139,792
Oplink Communications, Inc.†	12,636	213,043

		3,752,435

Telecom Services — 0.4%
Aviat Networks, Inc.†	40,643	43,082
Cbeyond, Inc.†	17,799	175,676
Consolidated Communications Holdings, Inc.	26,621	543,601
EarthLink Holdings Corp.	68,398	248,969
FairPoint Communications, Inc.†#	13,769	194,143
Hawaiian Telcom Holdco, Inc.†#	6,860	191,600

Security Description	Shares	Value (Note 2)

Telecom Services (continued)
Inteliquent, Inc.	21,590	$323,418
Lumos Networks Corp.	10,249	154,555
ORBCOMM, Inc.†	27,373	174,640
Premiere Global Services, Inc.†	31,928	415,383
RigNet, Inc.†	7,858	372,626
Straight Path Communications, Inc., Class B†	5,103	48,326
USA Mobility, Inc.	14,365	221,508
Vonage Holdings Corp.†	103,093	391,753
West Corp.	14,138	378,898

		3,878,178

Telecommunication Equipment — 0.6%
8x8, Inc.†	57,637	433,430
ADTRAN, Inc.	39,027	875,766
ARRIS Group, Inc.†	76,710	2,539,868
Comtech Telecommunications Corp.	10,092	329,706
Neonode, Inc.†#	18,057	63,741
Numerex Corp., Class A†#	9,281	104,968
Plantronics, Inc.	28,500	1,292,190
Preformed Line Products Co.	1,712	89,760
ShoreTel, Inc.†	39,062	271,872
Sonus Networks, Inc.†	125,547	460,758
Westell Technologies, Inc.† Class A	29,505	72,582

		6,534,641

Telephone - Integrated — 0.2%
Atlantic Tele-Network, Inc.	6,092	340,056
Cincinnati Bell, Inc.†	137,993	545,072
Enventis Corp.	9,021	123,227
General Communication, Inc., Class A†	20,880	236,779
IDT Corp., Class B	10,206	169,216
Shenandoah Telecommunications Co.	15,920	439,551

		1,853,901

Television — 0.2%
Central European Media Enterprises, Ltd., Class A†#	50,813	144,817
Gray Television, Inc.†	33,376	381,821
Sinclair Broadcast Group, Inc., Class A#	45,048	1,332,520

		1,859,158

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	8,181	138,504
Unifi, Inc.†	9,907	230,635

		369,139

Textile - Products — 0.0%
Culp, Inc.	5,413	99,816

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	13,862	314,252
Carmike Cinemas, Inc.†	15,293	526,079
National CineMedia, Inc.	39,700	622,099
Reading International, Inc.†	11,571	101,940

		1,564,370

Therapeutics — 0.7%
Agios Pharmaceuticals, Inc.†#	4,536	159,486
Anika Therapeutics, Inc.†	7,973	373,376
AVANIR Pharmaceuticals, Inc., Class A†#	96,302	508,474
Cara Therapeutics, Inc.†#	3,546	48,864
Concert Pharmaceuticals, Inc.†	4,378	38,701
Dyax Corp.†	88,585	730,826
Egalet Corp.†#	2,217	29,353
Esperion Therapeutics, Inc.†#	3,038	46,360
Flexion Therapeutics, Inc.†	2,975	37,901
Hyperion Therapeutics, Inc.†#	5,573	163,122

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Therapeutics (continued)
MannKind Corp.†#	97,936	$871,630
Neurocrine Biosciences, Inc.†	49,613	689,125
Osiris Therapeutics, Inc.†#	11,002	169,321
Portola Pharmaceuticals, Inc.†#	7,248	160,616
Questcor Pharmaceuticals, Inc.#	34,161	3,078,931
Sarepta Therapeutics, Inc.†#	24,745	833,412
Threshold Pharmaceuticals, Inc.†	31,251	120,629
Xencor, Inc.†#	9,639	84,823

		8,144,950

Tobacco — 0.2%
Alliance One International, Inc.†	58,163	144,244
Universal Corp.#	15,367	822,903
Vector Group, Ltd.#	41,615	870,170

		1,837,317

Toys — 0.0%
JAKKS Pacific, Inc.#	12,751	112,591
LeapFrog Enterprises, Inc.†	42,293	293,091

		405,682

Transactional Software — 0.3%
ACI Worldwide, Inc.†	26,237	1,424,931
Bottomline Technologies de, Inc.†	24,905	717,762
InnerWorkings, Inc.†#	29,422	221,548
Synchronoss Technologies, Inc.†	19,178	608,902

		2,973,143

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	34,414	312,479
Atlas Air Worldwide Holdings, Inc.†	17,006	622,250

		934,729

Transport - Equipment & Leasing — 0.2%
Greenbrier Cos., Inc.†	16,091	893,050
TAL International Group, Inc.	22,284	976,485
Textainer Group Holdings, Ltd.#	14,136	547,629

		2,417,164

Transport - Marine — 0.5%
CAI International, Inc.†	11,396	253,333
Frontline, Ltd.†#	34,193	77,276
GasLog, Ltd.	19,484	454,951
Gulfmark Offshore, Inc., Class A	17,579	815,841
International Shipholding Corp.	3,708	88,065
Knightsbridge Tankers, Ltd.	20,223	267,753
Nordic American Tankers, Ltd.	49,895	408,141
Scorpio Bulkers, Inc.†	86,951	799,080
Scorpio Tankers, Inc.	121,581	1,102,740
Ship Finance International, Ltd.	36,839	682,258
Teekay Tankers, Ltd., Class A†#	41,297	149,495
Ultrapetrol Bahamas, Ltd.†	14,180	42,824

		5,141,757

Transport - Services — 0.6%
Bristow Group, Inc.	23,803	1,808,552
CHC Group, Ltd.†	23,413	164,593
Echo Global Logistics, Inc.†#	11,820	219,379
Era Group, Inc.†	13,356	390,262
Hub Group, Inc., Class A†	24,352	1,145,275
Matson, Inc.	28,101	690,442
PHI, Inc.†	8,348	373,490
Universal Truckload Services, Inc.	3,580	86,958
UTi Worldwide, Inc.	59,743	582,494
XPO Logistics, Inc.†	34,062	855,978

		6,317,423

Security Description	Shares	Value (Note 2)

Transport - Truck — 0.7%
ArcBest Corp.	16,928	$724,010
Celadon Group, Inc.	13,334	311,482
Forward Air Corp.	19,872	891,458
Heartland Express, Inc.#	30,265	654,481
Knight Transportation, Inc.	38,667	942,315
Marten Transport, Ltd.	15,538	374,310
Patriot Transportation Holding, Inc.†#	4,347	147,668
Quality Distribution, Inc.†	13,965	200,956
Roadrunner Transportation Systems, Inc.†	12,351	322,608
Saia, Inc.†	15,986	696,670
Swift Transportation Co.†#	55,199	1,366,727
Werner Enterprises, Inc.	30,109	794,878
YRC Worldwide, Inc.†	20,576	460,697

		7,888,260

Travel Services — 0.1%
Diamond Resorts International, Inc.†	11,829	227,590
Interval Leisure Group, Inc.	25,924	531,183

		758,773

Venture Capital — 0.1%
GSV Capital Corp.†#	12,822	118,860
Hercules Technology Growth Capital, Inc.#	40,528	617,647

		736,507

Veterinary Diagnostics — 0.1%
Aratana Therapeutics, Inc.†#	4,388	61,695
Kindred Biosciences, Inc.†#	5,679	95,975
Neogen Corp.†	23,626	892,827

		1,050,497

Virtual Reality Products — 0.0%
RealD, Inc.†#	26,855	319,306

Vitamins & Nutrition Products — 0.1%
Lifevantage Corp.†#	68,011	89,774
Natural Grocers by Vitamin Cottage, Inc.†#	5,881	122,266
Nature’s Sunshine Products, Inc.	7,237	106,601
Nutraceutical International Corp.†	5,680	135,241
Omega Protein Corp.†	13,217	190,193
Rock Creek Pharmaceuticals, Inc.†	110,493	74,030
Synutra International, Inc.†#	11,479	64,397
USANA Health Sciences, Inc.†#	3,983	286,418

		1,068,920

Water — 0.3%
American States Water Co.	25,395	768,961
Artesian Resources Corp., Class A	5,032	112,616
California Water Service Group	31,426	693,258
Connecticut Water Service, Inc.	7,176	230,134
Consolidated Water Co., Ltd.	9,712	98,965
Middlesex Water Co.	10,499	214,914
PICO Holdings, Inc.†	15,088	349,891
SJW Corp.	10,269	277,674
York Water Co.	8,582	174,815

		2,921,228

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†#	29,321	151,883
Nuverra Environmental Solutions, Inc.†#	9,466	161,111
Pure Cycle Corp.†#	11,427	65,363

		378,357

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†#	14,453	188,612
NIC, Inc.	42,704	707,605

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Web Hosting/Design (continued)
Web.com Group, Inc.†	27,601	$950,578
Wix.com, Ltd.†#	5,517	98,534

		1,945,329

Web Portals/ISP — 0.1%
Blucora, Inc.†	27,203	516,041
Towerstream Corp.†#	44,061	85,478
Trulia, Inc.†#	18,230	704,590

		1,306,109

Wire & Cable Products — 0.3%
Belden, Inc.	28,990	2,086,990
Encore Wire Corp.	13,608	661,349
General Cable Corp.	32,762	835,431
Insteel Industries, Inc.	11,959	234,755

		3,818,525

Wireless Equipment — 0.6%
Aruba Networks, Inc.†	70,300	1,301,605
CalAmp Corp.†	23,079	440,809
Gogo, Inc.†#	7,300	132,057
InterDigital, Inc.#	27,095	1,029,339
RF Micro Devices, Inc.†	185,184	1,742,581
Ruckus Wireless, Inc.†	30,681	331,355
Telenav, Inc.†	11,773	65,811
Tessco Technologies, Inc.	3,632	110,812
Ubiquiti Networks, Inc.†#	8,358	292,196
ViaSat, Inc.†	26,049	1,412,637

		6,859,202

Wound, Burn & Skin Care — 0.0%
Derma Sciences, Inc.†	13,360	136,005

Total Common Stocks
(cost $784,327,219)		1,070,819,413

REGISTERED INVESTMENT COMPANIES — 0.0%
Capitala Finance Corp.#	2,655	48,799
Firsthand Technology Value Fund, Inc.#	6,021	125,297

Total Registered Investment Companies
(cost $169,264)		174,096

WARRANTS† — 0.0%
Oil Companies - Exploration & Production — 0.0%
Magnum Hunter Resources Corp. Expires 04/15/2016# (strike price $8.50)	11,522	0

Real Estate Management/Services — 0.0%
Tejon Ranch Co. Expires 08/31/2016 (strike price $40.00)	1,364	3,792

(cost $9,886)		3,792

Total Long-Term Investment Securities
(cost $784,506,369)		1,070,997,301

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 12.3%
Registered Investment Companies — 10.6%
State Street Navigator Securities Lending Prime Portfolio(3)	117,506,592	$117,506,592

U.S. Government Treasuries — 1.7%
United States Treasury Bills Disc. Notes
0.03% due 06/05/2014(4)	$3,500,000	3,499,988
0.03% due 06/19/2014	15,000,000	14,999,775

		18,499,763

Total Short-Term Investment Securities
(cost $136,006,355)		136,006,355

REPURCHASE AGREEMENT — 1.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(5)
(cost $14,043,000)	14,043,000	14,043,000

TOTAL INVESTMENTS
(cost $934,555,724)(6)	110.3%	1,221,046,656
Liabilities in excess of other assets	(10.3)	(114,181,628)

NET ASSETS	100.0%	$1,106,865,028

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $10,033 representing 0.0% of net assets.
(3)	At May 31, 2014, the Fund had loaned securities with a total value of $113,195,612. This was secured by collateral of $117,506,592, which was received in cash and subsequently invested in short-term investments currently valued at $117,506,592 as reported in the portfolio of investments. Additional collateral of $775,472 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	08/01/2027 to 11/15/2040	$3,177
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	63,079
Government National Mtg. Assoc.	0.55% to 4.00%	11/20/2038 to 01/16/2040	13,407
United States Treasury Notes/Bonds	zero coupon to 8.13%	06/30/2014 to 08/15/2043	695,809

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2014	Unrealized Appreciation (Depreciation)
293	Long	Russell 2000 Mini Index	June 2014	$34,634,944	$33,202,760	$(1,432,184)

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks - Commercial	$72,722,198	$—	$—	$72,722,198
Cellular Telecom	695,036	—	0	695,036
Medical - Biomedical/Gene	32,873,301	—	10,033	32,883,334
Oil Companies - Exploration & Production	28,767,711	—	0	28,767,711
Real Estate Investment Trusts	90,106,756	—	—	90,106,756
Other Industries*	845,644,378	—	—	845,644,378
Registered Investment Companies	174,096	—	—	174,096
Warrants:
Oil Companies - Exploration & Production	—	0	—	0
Real Estate Management/Services	3,792	—	—	3,792
Short-Term Investment Securities:
Registered Investment Companies	117,506,592	—	—	117,506,592
U.S. Government Treasuries	—	18,499,763	—	18,499,763
Repurchase Agreement	—	14,043,000	—	14,043,000

Total	$1,188,493,860	$32,542,763	$10,033	$1,221,046,656

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$1,432,184	$—	$—	$1,432,184

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Registered Investment Companies	12.9%
Banks — Commercial	9.1
Real Estate Investment Trusts	4.7
Time Deposits	4.0
Oil Companies — Exploration & Production	3.4
Electronic Components — Misc.	3.1
Retail — Restaurants	2.7
Insurance — Reinsurance	2.1
Medical Products	2.0
Consumer Products — Misc.	1.9
Metal Processors & Fabrication	1.8
Machinery — General Industrial	1.8
Insurance — Property/Casualty	1.7
Paper & Related Products	1.7
Electronic Components — Semiconductors	1.7
Diversified Manufacturing Operations	1.6
Savings & Loans/Thrifts	1.6
Investment Management/Advisor Services	1.6
Machinery — Electrical	1.6
Retail — Apparel/Shoe	1.5
Electric — Integrated	1.5
Building & Construction Products — Misc.	1.5
Food — Canned	1.5
Computer Services	1.5
Oil & Gas Drilling	1.3
Engineering/R&D Services	1.2
Chemicals — Diversified	1.2
Electronic Measurement Instruments	1.2
Medical — Biomedical/Gene	1.1
Exchange — Traded Funds	1.1
Distribution/Wholesale	1.1
Oil — Field Services	1.0
Insurance — Life/Health	1.0
Publishing — Newspapers	1.0
Chemicals — Plastics	1.0
Chemicals — Specialty	0.9
Funeral Services & Related Items	0.9
Diversified Operations/Commercial Services	0.9
Transport — Truck	0.9
Insurance Brokers	0.9
Auto/Truck Parts & Equipment — Replacement	0.9
Miscellaneous Manufacturing	0.8
Networking Products	0.8
Hazardous Waste Disposal	0.8
Medical — Hospitals	0.8
Telecommunication Equipment	0.7
Applications Software	0.7
Human Resources	0.7
Computers — Memory Devices	0.7
Transactional Software	0.7
Computers — Integrated Systems	0.7
Transport — Services	0.7
Internet Infrastructure Software	0.6
Aerospace/Defense — Equipment	0.6
Publishing — Books	0.6
Beverages — Non-alcoholic	0.6
Dental Supplies & Equipment	0.6
Auto/Truck Parts & Equipment — Original	0.5
Medical Sterilization Products	0.5
Disposable Medical Products	0.5
Commercial Services — Finance	0.5
Textile — Products	0.5
Building — Heavy Construction	0.5
Finance — Leasing Companies	0.4
Investment Companies	0.4
Semiconductor Equipment	0.4
Semiconductor Components — Integrated Circuits	0.4
Office Supplies & Forms	0.4
Apparel Manufacturers	0.4

Retail — Misc./Diversified	0.4
Food — Retail	0.4
Data Processing/Management	0.4
Electronic Design Automation	0.4
Retail — Home Furnishings	0.4
Finance — Mortgage Loan/Banker	0.4
Steel — Producers	0.4
Research & Development	0.4
Security Services	0.4
Multimedia	0.4
Recreational Centers	0.3
Rental Auto/Equipment	0.3
Aerospace/Defense	0.3
Building — Mobile Home/Manufactured Housing	0.3
Medical — Drugs	0.3
Batteries/Battery Systems	0.3
Silver Mining	0.3
Enterprise Software/Service	0.3
Insurance — Multi-line	0.2
Retail — Discount	0.2
Building — Maintenance & Services	0.2
Rubber — Tires	0.2
Medical Instruments	0.2
Electronic Parts Distribution	0.2
Television	0.2
Consulting Services	0.2
Oil Refining & Marketing	0.2
Building & Construction — Misc.	0.2
Precious Metals	0.2
Identification Systems	0.2
Publishing — Periodicals	0.1
Finance — Other Services	0.1
Finance — Consumer Loans	0.1
Machinery — Construction & Mining	0.1
Medical — Nursing Homes	0.1
Footwear & Related Apparel	0.1
Medical — Outpatient/Home Medical	0.1
Medical — HMO	0.1
Telecom Services	0.1

112.3%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.3%
Aerospace/Defense — 0.3%
Esterline Technologies Corp.†	6,791	$756,857

Aerospace/Defense - Equipment — 0.6%
AAR Corp.#	17,656	429,041
Alliant Techsystems, Inc.#	8,905	1,124,612

		1,553,653

Apparel Manufacturers — 0.4%
Delta Apparel, Inc.†#	70,223	1,042,812

Applications Software — 0.7%
Compuware Corp.	52,609	520,829
Epiq Systems, Inc.	13,242	159,698
Progress Software Corp.†	54,408	1,181,742

		1,862,269

Auto/Truck Parts & Equipment - Original — 0.5%
American Axle & Manufacturing Holdings, Inc.†	67,878	1,258,458

Auto/Truck Parts & Equipment - Replacement — 0.9%
Commercial Vehicle Group, Inc.†#	44,746	425,982
Douglas Dynamics, Inc.#	97,661	1,706,138

		2,132,120

Banks - Commercial — 9.1%
Associated Banc-Corp.#	71,330	1,229,016
BancorpSouth, Inc.#	38,584	906,724
BBCN Bancorp, Inc.	45,321	691,145
Chemical Financial Corp.#	6,434	184,913
City National Corp.#	7,220	513,270
First Citizens BancShares, Inc., Class A	25,396	5,581,533
First Horizon National Corp.#	81,250	931,125
First Midwest Bancorp, Inc.	23,990	383,840
FirstMerit Corp.	42,285	789,461
Fulton Financial Corp.	75,030	896,609
Hancock Holding Co.#	30,855	1,042,282
Independent Bank Corp.#	6,150	222,630
International Bancshares Corp.	11,342	273,342
Lakeland Financial Corp.#	6,695	242,225
NBT Bancorp, Inc.#	10,162	230,881
Prosperity Bancshares, Inc.#	13,947	810,739
Synovus Financial Corp.#	34,937	805,643
TCF Financial Corp.#	139,356	2,214,367
Texas Capital Bancshares, Inc.†	785	40,192
UMB Financial Corp.#	42,727	2,358,531
Umpqua Holdings Corp.	23,190	384,258
Webster Financial Corp.	20,660	618,147
WesBanco, Inc.	10,316	303,703
Wintrust Financial Corp.#	21,464	935,401

		22,589,977

Batteries/Battery Systems — 0.3%
EnerSys, Inc.#	10,255	708,005

Beverages - Non-alcoholic — 0.6%
Cott Corp.	205,674	1,460,285

Building & Construction Products - Misc. — 1.5%
Quanex Building Products Corp.	69,516	1,237,385
Simpson Manufacturing Co., Inc.	76,098	2,531,019

		3,768,404

Building & Construction - Misc. — 0.2%
Aegion Corp.†#	19,848	475,757

Building - Heavy Construction — 0.5%
Tutor Perini Corp.†	37,188	1,139,068

Building - Maintenance & Services — 0.2%
ABM Industries, Inc.	22,315	608,530

Security Description	Shares	Value (Note 2)

Building - Mobile Home/Manufactured Housing — 0.3%
Cavco Industries, Inc.†#	9,852	$756,338

Chemicals - Diversified — 1.2%
Innospec, Inc.#	44,375	1,871,294
Olin Corp.#	40,525	1,104,306

		2,975,600

Chemicals - Plastics — 1.0%
A. Schulman, Inc.#	68,280	2,404,139

Chemicals - Specialty — 0.9%
Cabot Corp.	22,509	1,272,884
Sensient Technologies Corp.#	19,698	1,079,450

		2,352,334

Circuit Boards — 0.0%
TTM Technologies, Inc.†#	13,723	102,923

Commercial Services - Finance — 0.5%
JTH Holding, Inc.†	44,558	1,224,899

Computer Services — 1.5%
DST Systems, Inc.#	15,684	1,429,597
Sykes Enterprises, Inc.†#	93,085	1,878,455
Unisys Corp.†	13,990	328,345

		3,636,397

Computers - Integrated Systems — 0.7%
Brocade Communications Systems, Inc.	104,418	952,292
NetScout Systems, Inc.†	19,960	775,845

		1,728,137

Computers - Memory Devices — 0.7%
Imation Corp.†#	524,715	1,799,772

Consulting Services — 0.2%
Science Applications International Corp.	13,105	507,557

Consumer Products - Misc. — 1.9%
Central Garden & Pet Co.†#	58,331	458,482
Central Garden & Pet Co., Class A†#	48,498	386,044
Helen of Troy, Ltd.†	14,692	851,548
Spectrum Brands Holdings, Inc.	11,076	862,488
WD-40 Co.#	28,598	2,063,918

		4,622,480

Data Processing/Management — 0.4%
Acxiom Corp.†	27,472	624,439
CSG Systems International, Inc.#	14,430	379,076

		1,003,515

Dental Supplies & Equipment — 0.6%
Patterson Cos., Inc.#	35,443	1,387,948

Disposable Medical Products — 0.5%
ICU Medical, Inc.†#	20,411	1,226,089

Distribution/Wholesale — 1.1%
Ingram Micro, Inc., Class A†	38,624	1,072,589
Owens & Minor, Inc.#	44,806	1,553,872

		2,626,461

Diversified Manufacturing Operations — 1.6%
Barnes Group, Inc.#	15,391	575,315
Crane Co.	15,048	1,115,207
ITT Corp.	22,120	966,202
Koppers Holdings, Inc.	12,192	443,057
LSB Industries, Inc.†#	21,854	833,949

		3,933,730

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Operations/Commercial Services — 0.9%
Viad Corp.	99,789	$2,289,160

Electric - Integrated — 1.5%
Hawaiian Electric Industries, Inc.#	37,095	892,135
IDACORP, Inc.#	19,765	1,083,715
Portland General Electric Co.#	32,580	1,077,420
TECO Energy, Inc.#	41,425	715,410

		3,768,680

Electronic Components - Misc. — 3.1%
AVX Corp.#	77,026	1,038,311
Celestica, Inc.†	26,915	318,943
GSI Group, Inc.†	148,945	1,805,213
Jabil Circuit, Inc.#	50,118	943,221
Sanmina Corp.†	27,752	564,753
Vishay Intertechnology, Inc.#	210,061	3,134,110

		7,804,551

Electronic Components - Semiconductors — 1.7%
DSP Group, Inc.†#	119,842	1,005,474
Lattice Semiconductor Corp.†#	114,649	906,874
Microsemi Corp.†#	48,925	1,190,345
QLogic Corp.†	116,330	1,156,320

		4,259,013

Electronic Design Automation — 0.4%
Mentor Graphics Corp.#	47,105	998,155

Electronic Measurement Instruments — 1.2%
Analogic Corp.	11,917	814,169
Itron, Inc.†#	13,650	524,843
Orbotech, Ltd.†	100,283	1,545,361

		2,884,373

Electronic Parts Distribution — 0.2%
Tech Data Corp.†	9,075	540,053

Engineering/R&D Services — 1.2%
EMCOR Group, Inc.	51,646	2,299,280
URS Corp.#	17,465	785,925

		3,085,205

Enterprise Software/Service — 0.3%
Omnicell, Inc.†	25,512	676,833

Finance - Consumer Loans — 0.1%
Nelnet, Inc., Class A	7,522	309,681

Finance - Leasing Companies — 0.4%
Aircastle, Ltd.#	66,338	1,113,152

Finance - Mortgage Loan/Banker — 0.4%
Home Loan Servicing Solutions, Ltd.#	42,595	949,868

Finance - Other Services — 0.1%
JGWPT Holdings, Inc., Class A†#	29,690	316,495

Food - Canned — 1.5%
TreeHouse Foods, Inc.†#	48,886	3,664,006

Food - Retail — 0.4%
SUPERVALU, Inc.†#	134,627	1,005,664

Footwear & Related Apparel — 0.1%
Steven Madden, Ltd.†	8,945	284,988

Funeral Services & Related Items — 0.9%
Matthews International Corp., Class A#	57,044	2,338,804

Hazardous Waste Disposal — 0.8%
Clean Harbors, Inc.†#	31,888	1,948,676

Security Description	Shares	Value (Note 2)

Human Resources — 0.7%
AMN Healthcare Services, Inc.†	63,254	$708,445
Korn/Ferry International†	36,314	1,102,856

		1,811,301

Identification Systems — 0.2%
Brady Corp., Class A#	14,613	396,451

Insurance Brokers — 0.9%
Brown & Brown, Inc.	74,265	2,242,060

Insurance - Life/Health — 1.0%
Fidelity & Guaranty Life	30,789	658,885
Protective Life Corp.	24,665	1,289,979
Symetra Financial Corp.#	28,060	585,051

		2,533,915

Insurance - Multi-line — 0.2%
Fortegra Financial Corp.†#	85,404	610,639

Insurance - Property/Casualty — 1.7%
Hanover Insurance Group, Inc.	22,260	1,336,713
ProAssurance Corp.	45,725	2,078,201
Stewart Information Services Corp.#	29,413	943,569

		4,358,483

Insurance - Reinsurance — 2.1%
Aspen Insurance Holdings, Ltd.	21,780	1,000,791
Endurance Specialty Holdings, Ltd.	16,217	838,743
Montpelier Re Holdings, Ltd.#	16,210	509,642
Platinum Underwriters Holdings, Ltd.	9,998	641,372
Validus Holdings, Ltd.#	56,960	2,126,317

		5,116,865

Internet Infrastructure Software — 0.6%
TIBCO Software, Inc.†#	73,273	1,576,102

Investment Companies — 0.4%
Apollo Investment Corp.#	93,181	780,857
Prospect Capital Corp.#	31,948	317,563

		1,098,420

Investment Management/Advisor Services — 1.6%
CIFC Corp.#	55,094	476,563
Federated Investors, Inc., Class B#	15,364	434,340
Janus Capital Group, Inc.#	73,455	857,955
Westwood Holdings Group, Inc.	36,325	2,134,457

		3,903,315

Machinery - Construction & Mining — 0.1%
Hyster-Yale Materials Handling, Inc.#	3,574	300,502

Machinery - Electrical — 1.6%
Franklin Electric Co., Inc.#	69,142	2,648,139
Regal-Beloit Corp.	16,095	1,228,531

		3,876,670

Machinery - General Industrial — 1.8%
Kadant, Inc.	116,328	4,408,831

Medical Instruments — 0.2%
Integra LifeSciences Holdings Corp.†#	12,395	557,155

Medical Products — 2.0%
Haemonetics Corp.†#	63,563	2,164,956
Hanger, Inc.†#	13,302	404,115
Hill-Rom Holdings, Inc.#	25,074	995,187
West Pharmaceutical Services, Inc.	31,940	1,344,354

		4,908,612

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Sterilization Products — 0.5%
STERIS Corp.#	23,034	$1,232,780

Medical - Biomedical/Gene — 1.1%
Bio-Rad Laboratories, Inc., Class A†	10,786	1,302,194
Cambrex Corp.†#	29,041	624,091
Charles River Laboratories International, Inc.†#	12,065	646,443
Theravance, Inc.†	11,554	196,418

		2,769,146

Medical - Drugs — 0.3%
Prestige Brands Holdings, Inc.†	21,707	742,379

Medical - HMO — 0.1%
Triple-S Management Corp., Class B†	14,133	249,871

Medical - Hospitals — 0.8%
LifePoint Hospitals, Inc.†	15,510	949,832
Select Medical Holdings Corp.	64,880	982,932

		1,932,764

Medical - Nursing Homes — 0.1%
Kindred Healthcare, Inc.#	11,650	289,153

Medical - Outpatient/Home Medical — 0.1%
Gentiva Health Services, Inc.†	20,057	273,377

Metal Processors & Fabrication — 1.8%
Global Brass & Copper Holdings, Inc.#	21,735	350,368
LB Foster Co., Class A#	3,820	195,126
Mueller Industries, Inc.#	110,426	3,182,477
Worthington Industries, Inc.#	20,102	810,111

		4,538,082

Miscellaneous Manufacturing — 0.8%
Hillenbrand, Inc.	66,852	2,024,947

Multimedia — 0.4%
Meredith Corp.#	20,053	901,583

Networking Products — 0.8%
Ixia†#	105,930	1,230,907
NETGEAR, Inc.†#	24,115	792,660

		2,023,567

Office Supplies & Forms — 0.4%
ACCO Brands Corp.†#	178,609	1,075,226

Oil & Gas Drilling — 1.3%
Atwood Oceanics, Inc.†#	47,970	2,367,319
Patterson-UTI Energy, Inc.	22,840	755,776

		3,123,095

Oil Companies - Exploration & Production — 3.4%
Bellatrix Exploration, Ltd.†	92,080	808,462
Comstock Resources, Inc.#	39,314	1,068,948
Energy XXI Bermuda, Ltd.#	78,372	1,681,079
Gran Tierra Energy, Inc.†	66,240	478,253
Penn Virginia Corp.†#	62,797	953,259
Stone Energy Corp.†	28,585	1,268,888
Ultra Petroleum Corp.†#	42,145	1,138,758
Unit Corp.†	15,558	988,244

		8,385,891

Oil Refining & Marketing — 0.2%
PBF Energy, Inc.	15,080	481,203

Oil - Field Services — 1.0%
Cal Dive International, Inc.†#	88,126	113,683
MRC Global, Inc.†	21,057	606,231
Steel Excel, Inc.†#	51,232	1,677,848

Security Description	Shares	Value (Note 2)

Oil - Field Services (continued)
Superior Energy Services, Inc.	6,134	$203,587

		2,601,349

Paper & Related Products — 1.7%
Neenah Paper, Inc.	50,244	2,450,902
Schweitzer-Mauduit International, Inc.	43,622	1,818,165

		4,269,067

Precious Metals — 0.2%
Coeur Mining, Inc.†#	64,383	440,380

Publishing - Books — 0.6%
Courier Corp.#	70,309	954,796
John Wiley & Sons, Inc., Class A#	10,102	553,388

		1,508,184

Publishing - Newspapers — 1.0%
AH Belo Corp., Class A#	205,854	2,424,960

Publishing - Periodicals — 0.1%
Time, Inc.†	17,231	370,467

Real Estate Investment Trusts — 4.7%
Ashford Hospitality Prime, Inc.	16,122	262,789
Ashford Hospitality Trust, Inc.	56,555	605,139
Associated Estates Realty Corp.	27,916	482,668
Brandywine Realty Trust	78,710	1,204,263
CBL & Associates Properties, Inc.#	37,205	700,198
Hatteras Financial Corp.	84,026	1,704,888
Hospitality Properties Trust	36,644	1,063,042
Mack-Cali Realty Corp.	37,362	812,623
New Residential Investment Corp.	139,640	885,318
Omega Healthcare Investors, Inc.#	31,670	1,168,306
Pennsylvania Real Estate Investment Trust	38,635	693,498
Post Properties, Inc.	26,816	1,371,638
RAIT Financial Trust#	107,193	840,393

		11,794,763

Recreational Centers — 0.3%
Life Time Fitness, Inc.†#	15,210	809,172

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	24,600	807,864

Research & Development — 0.4%
PAREXEL International Corp.†#	18,243	920,359

Retail - Apparel/Shoe — 1.5%
Ascena Retail Group, Inc.†#	57,327	957,074
Christopher & Banks Corp.†	157,197	1,072,084
Guess?, Inc.#	72,031	1,836,790

		3,865,948

Retail - Discount — 0.2%
Big Lots, Inc.†#	14,350	609,014

Retail - Home Furnishings — 0.4%
Pier 1 Imports, Inc.#	54,808	965,169

Retail - Misc./Diversified — 0.4%
CST Brands, Inc.#	30,785	1,018,060

Retail - Restaurants — 2.7%
Brinker International, Inc.#	25,185	1,250,435
Denny’s Corp.†#	283,755	1,844,407
DineEquity, Inc.	32,899	2,611,852
Krispy Kreme Doughnuts, Inc.†#	49,681	935,990

		6,642,684

Rubber - Tires — 0.2%
Cooper Tire & Rubber Co.	20,080	558,826

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts — 1.6%
Clifton Bancorp, Inc.#	40,800	$490,416
First Niagara Financial Group, Inc.	193,724	1,667,964
Sterling Bancorp#	77,001	872,421
Washington Federal, Inc.	42,550	886,316

		3,917,117

Security Services — 0.4%
Brink’s Co.#	34,120	911,004

Semiconductor Components - Integrated Circuits — 0.4%
Exar Corp.†#	99,825	1,086,096

Semiconductor Equipment — 0.4%
Kulicke & Soffa Industries, Inc.†	77,494	1,091,890

Silver Mining — 0.3%
Pan American Silver Corp.	54,934	679,534

Steel - Producers — 0.4%
Steel Dynamics, Inc.	54,757	945,653

Telecom Services — 0.1%
Aviat Networks, Inc.†#	196,465	208,253

Telecommunication Equipment — 0.7%
ARRIS Group, Inc.†	24,921	825,134
Plantronics, Inc.#	22,950	1,040,553

		1,865,687

Television — 0.2%
CTC Media, Inc.	50,750	516,128

Textile - Products — 0.5%
Dixie Group, Inc.†	104,156	1,223,833

Transactional Software — 0.7%
ACI Worldwide, Inc.†#	32,412	1,760,296

Transport - Services — 0.7%
Ryder System, Inc.	19,515	1,693,707

Transport - Truck — 0.9%
Forward Air Corp.	50,295	2,256,235

Total Common Stocks
(cost $195,031,686)		235,385,955

EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell 2000 Value ETF (cost $2,720,092)	27,791	2,747,696

WARRANTS† — 0.0%
Rubber/Plastic Products — 0.0%
Plastec Technologies, Ltd. Expires 11/18/14 (Strike price $11.50)(1) (cost $0)	19,280	0

Total Long-Term Investment Securities
(cost $197,751,778)		238,133,651

SHORT-TERM INVESTMENT SECURITIES — 16.9%
Registered Investment Companies — 12.9%
State Street Navigator Securities Lending Prime Portfolio(2)	32,062,498	32,062,498

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 4.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/02/2014	$10,087,000	$10,087,000

Total Short-Term Investment Securities
(cost $42,149,498)		42,149,498

TOTAL INVESTMENTS
(cost $239,901,276)(3)	112.3%	280,283,149
Liabilities in excess of other assets	(12.3)	(30,704,411)

NET ASSETS	100.0%	$249,578,738

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	At May 31, 2014, the Fund had loaned securities with a total value of $32,139,471. This was secured by collateral of $32,062,498, which was received in cash and subsequently invested in short-term investments currently valued at $32,062,498 as reported in the portfolio of investments. Additional collateral of $1,133,225 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	08/01/2027 to 11/15/2040	$16,989
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	337,355
Government National Mtg. Assoc.	1.00% to 4.00%	11/20/2038 to 01/16/2040	71,703
United States Treasury Bills	zero coupon	10/02/2014	37,163
United States Treasury Notes/Bonds	0.13% to 4.00%	07/31/2014 to 02/15/2040	670,015

(3)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks-Commercial	$22,589,977	$—	$—	$22,589,977
Other Industries*	212,795,978	—	—	212,795,978
Exchange Traded Funds	2,747,696	—	—	2,747,696
Warrants	0	—	—	0
Short-Term Investment Securities:
Registered Investment Companies	32,062,498	—	—	32,062,498
Time Deposits	—	10,087,000	—	10,087,000

Total	$270,196,149	$10,087,000	$—	$280,283,149

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Registered Investment Companies	13.1%
Retail — Apparel/Shoe	4.5
Commercial Services	4.4
Retail — Restaurants	4.0
Medical — Biomedical/Gene	3.8
Applications Software	3.3
Medical Products	3.3
Oil Companies — Exploration & Production	3.2
Real Estate Management/Services	2.9
Commercial Services — Finance	2.7
Instruments — Controls	2.6
Machinery — Pumps	2.5
Apparel Manufacturers	2.2
Wireless Equipment	2.2
Finance — Consumer Loans	2.0
Oil Field Machinery & Equipment	2.0
Banks — Commercial	2.0
Food — Misc./Diversified	1.8
Power Converter/Supply Equipment	1.6
Semiconductor Components — Integrated Circuits	1.6
Web Hosting/Design	1.6
Transport — Truck	1.5
Telecom Services	1.5
Retail — Misc./Diversified	1.5
Medical — Drugs	1.4
Building — Residential/Commercial	1.3
Industrial Gases	1.3
Chemicals — Specialty	1.3
Electronic Connectors	1.3
Retail — Building Products	1.3
Telecom Equipment — Fiber Optics	1.2
Machine Tools & Related Products	1.2
Food — Canned	1.2
Retail — Home Furnishings	1.2
Medical — Hospitals	1.2
Machinery — General Industrial	1.2
Cruise Lines	1.1
Medical Instruments	1.1
Instruments — Scientific	1.1
Diagnostic Equipment	1.1
Electronic Components — Semiconductors	1.0
Soap & Cleaning Preparation	1.0
Financial Guarantee Insurance	1.0
Internet Content — Entertainment	1.0
Retail — Sporting Goods	0.9
Office Supplies & Forms	0.9
Office Furnishings — Original	0.9
Non-Hazardous Waste Disposal	0.8
Oil — Field Services	0.8
MRI/Medical Diagnostic Imaging	0.8
Enterprise Software/Service	0.7
Computers — Periphery Equipment	0.7
Physicians Practice Management	0.7
Data Processing/Management	0.7
Banks — Super Regional	0.7
Retail — Perfume & Cosmetics	0.7
Therapeutics	0.7
Distribution/Wholesale	0.7
Aerospace/Defense	0.7
Athletic Equipment	0.5
Networking Products	0.5
Food — Retail	0.5
Oil & Gas Drilling	0.5
Drug Delivery Systems	0.5
Human Resources	0.5
Television	0.4
Hazardous Waste Disposal	0.4
Internet Infrastructure Software	0.3
Computer Data Security	0.3

Veterinary Diagnostics	0.2
E-Services/Consulting	0.1

111.4%

*	Calculated as a percentage of net assets

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.3%
Aerospace/Defense — 0.7%
Aerovironment, Inc.†#	25,428	$816,747

Apparel Manufacturers — 2.2%
Carter’s, Inc.	13,339	962,142
Under Armour, Inc., Class A†#	35,453	1,800,658

		2,762,800

Applications Software — 3.3%
InterXion Holding NV†	58,402	1,535,389
NetSuite, Inc.†#	15,769	1,269,247
ServiceNow, Inc.†#	25,182	1,317,270

		4,121,906

Athletic Equipment — 0.5%
Black Diamond, Inc.†#	62,646	675,324

Banks - Commercial — 2.0%
Eagle Bancorp, Inc.†#	36,176	1,156,547
First Republic Bank#	25,593	1,301,660

		2,458,207

Banks - Super Regional — 0.7%
Independent Bank Group, Inc.#	18,200	850,850

Building - Residential/Commercial — 1.3%
M/I Homes, Inc.†#	73,560	1,677,904

Chemicals - Specialty — 1.3%
International Flavors & Fragrances, Inc.	16,389	1,626,772

Commercial Services — 4.4%
Healthcare Services Group, Inc.#	94,263	2,805,267
HMS Holdings Corp.†#	80,621	1,515,675
Quanta Services, Inc.†	35,487	1,204,783

		5,525,725

Commercial Services - Finance — 2.7%
EVERTEC, Inc.#	52,757	1,261,420
FleetCor Technologies, Inc.†	16,935	2,140,753

		3,402,173

Computer Data Security — 0.3%
A10 Networks, Inc.†	26,837	307,015

Computers - Periphery Equipment — 0.7%
Electronics for Imaging, Inc.†	22,118	899,982

Cruise Lines — 1.1%
Norwegian Cruise Line Holdings, Ltd.†	42,240	1,425,600

Data Processing/Management — 0.7%
CommVault Systems, Inc.†#	17,408	851,599

Diagnostic Equipment — 1.1%
Cepheid, Inc.†#	30,863	1,390,378

Distribution/Wholesale — 0.7%
LKQ Corp.†	30,166	836,805

Drug Delivery Systems — 0.5%
Revance Therapeutics, Inc.†#	18,706	589,052

E-Services/Consulting — 0.1%
OPOWER, Inc.†	7,992	133,067

Electronic Components - Semiconductors — 1.0%
Xilinx, Inc.	27,291	1,281,585

Electronic Connectors — 1.3%
Amphenol Corp., Class A#	16,850	1,614,230

Enterprise Software/Service — 0.7%
Guidewire Software, Inc.†#	24,176	913,128

Security Description	Shares	Value (Note 2)

Finance - Consumer Loans — 2.0%
Navient Corp.	107,627	$1,700,507
SLM Corp.	95,340	820,877

		2,521,384

Financial Guarantee Insurance — 1.0%
MGIC Investment Corp.†#	144,889	1,228,659

Food - Canned — 1.2%
TreeHouse Foods, Inc.†#	20,253	1,517,962

Food - Misc./Diversified — 1.8%
Hain Celestial Group, Inc.†#	25,230	2,288,866

Food - Retail — 0.5%
Sprouts Farmers Market, Inc.†#	23,184	628,286

Hazardous Waste Disposal — 0.4%
Stericycle, Inc.†#	4,388	501,856

Human Resources — 0.5%
TriNet Group, Inc.†	22,328	560,433

Industrial Gases — 1.3%
Airgas, Inc.	15,645	1,663,376

Instruments - Controls — 2.6%
Mettler-Toledo International, Inc.†	3,988	977,140
Sensata Technologies Holding NV†#	51,509	2,209,221

		3,186,361

Instruments - Scientific — 1.1%
PerkinElmer, Inc.	31,089	1,398,072

Internet Content - Entertainment — 1.0%
Pandora Media, Inc.†#	50,038	1,227,432

Internet Infrastructure Software — 0.3%
Mavenir Systems, Inc.†#	30,582	407,046

Machine Tools & Related Products — 1.2%
Kennametal, Inc.#	34,260	1,543,070

Machinery - General Industrial — 1.2%
IDEX Corp.	18,733	1,436,447

Machinery - Pumps — 2.5%
Flowserve Corp.	10,072	742,709
Graco, Inc.	31,858	2,324,997

		3,067,706

Medical Instruments — 1.1%
Bruker Corp.†#	26,907	563,702
DexCom, Inc.†#	25,157	849,300

		1,413,002

Medical Products — 3.3%
CareFusion Corp.†	37,946	1,629,022
Henry Schein, Inc.†#	10,062	1,203,918
Teleflex, Inc.	4,906	523,176
Tornier NV†	33,548	721,617

		4,077,733

Medical - Biomedical/Gene — 3.8%
Achillion Pharmaceuticals, Inc.†#	100,523	272,417
Corium International, Inc.†#	41,461	294,373
Five Prime Therapeutics, Inc.†#	27,256	354,056
Foundation Medicine, Inc.†#	8,536	202,559
Incyte Corp., Ltd.†	11,609	575,226
Medivation, Inc.†	14,758	1,074,825
Stemline Therapeutics, Inc.†#	16,085	244,331
Synageva BioPharma Corp.†#	5,936	481,706
Ultragenyx Pharmaceutical, Inc.†#	10,089	378,943

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Vertex Pharmaceuticals, Inc.†#	11,322	$818,128

		4,696,564

Medical - Drugs — 1.4%
Clovis Oncology, Inc.†#	6,773	346,845
Ophthotech Corp.†#	11,716	476,841
Regulus Therapeutics, Inc.†#	42,339	284,942
Sagent Pharmaceuticals, Inc.†	9,324	208,951
Swedish Orphan Biovitrum AB ADR†(2)	38,127	483,450

		1,801,029

Medical - Hospitals — 1.2%
Acadia Healthcare Co., Inc.†#	34,181	1,457,478

MRI/Medical Diagnostic Imaging — 0.8%
Surgical Care Affiliates, Inc.†#	32,477	937,936

Multimedia — 0.0%
RLJ Entertainment, Inc.†	11,320	43,016

Networking Products — 0.5%
Calix, Inc.†#	79,816	651,299

Non-Hazardous Waste Disposal — 0.8%
Waste Connections, Inc.	22,575	1,028,743

Office Furnishings - Original — 0.9%
Interface, Inc.#	61,241	1,117,036

Office Supplies & Forms — 0.9%
Avery Dennison Corp.	23,069	1,169,598

Oil & Gas Drilling — 0.5%
Parsley Energy, Inc., Class A†	24,994	594,107

Oil Companies - Exploration & Production — 3.2%
Laredo Petroleum, Inc.†#	32,986	912,723
Rex Energy Corp.†	28,185	560,318
Rosetta Resources, Inc.†#	10,122	477,050
Whiting Petroleum Corp.†	28,223	2,027,822

		3,977,913

Oil Field Machinery & Equipment — 2.0%
Dril-Quip, Inc.†#	24,593	2,513,897

Oil - Field Services — 0.8%
Core Laboratories NV	6,330	1,011,851

Physicians Practice Management — 0.7%
MEDNAX, Inc.†	15,548	896,031

Power Converter/Supply Equipment — 1.6%
Hubbell, Inc., Class B	17,344	2,029,248

Real Estate Management/Services — 2.9%
CBRE Group, Inc., Class A†	72,722	2,170,024
HFF, Inc., Class A	42,843	1,384,686

		3,554,710

Retail - Apparel/Shoe — 4.5%
Burlington Stores, Inc.†#	43,373	1,232,661
Kate Spade & Co.†	60,392	2,198,873
PVH Corp.	16,777	2,208,356

		5,639,890

Retail - Building Products — 1.3%
Lumber Liquidators Holdings, Inc.†#	20,199	1,569,058

Retail - Home Furnishings — 1.2%
Restoration Hardware Holdings, Inc.†#	22,371	1,487,224

Security Description	Shares	Value (Note 2)

Retail - Misc./Diversified — 1.5%
Five Below, Inc.†#	50,277	$1,820,027

Retail - Perfume & Cosmetics — 0.7%
Ulta Salon Cosmetics & Fragrance, Inc.†	9,889	839,576

Retail - Restaurants — 4.0%
Bloomin’ Brands, Inc.†	39,010	812,968
Chuy’s Holdings, Inc.†#	24,953	815,215
Jack in the Box, Inc.	16,970	979,678
Panera Bread Co., Class A†#	6,973	1,071,123
Tim Hortons, Inc.	15,914	862,698
Zoe’s Kitchen, Inc.†#	15,008	439,734

		4,981,416

Retail - Sporting Goods — 0.9%
Dick’s Sporting Goods, Inc.	26,433	1,174,947

Semiconductor Components - Integrated Circuits — 1.6%
Hittite Microwave Corp.#	21,657	1,273,431
Linear Technology Corp.	16,373	755,778

		2,029,209

Soap & Cleaning Preparation — 1.0%
Church & Dwight Co., Inc.#	17,897	1,239,009

Telecom Equipment - Fiber Optics — 1.2%
IPG Photonics Corp.†	24,458	1,543,300

Telecom Services — 1.5%
tw telecom, Inc.†#	56,328	1,846,995

Television — 0.4%
AMC Networks, Inc., Class A†#	8,599	532,106

Therapeutics — 0.7%
Neurocrine Biosciences, Inc.†#	30,384	422,034
Pharmacyclics, Inc.†#	4,674	415,191

		837,225

Transport - Truck — 1.5%
Roadrunner Transportation Systems, Inc.†#	73,865	1,929,354

Veterinary Diagnostics — 0.2%
Aratana Therapeutics, Inc.†#	16,273	228,798

Web Hosting/Design — 1.6%
Equinix, Inc.†#	9,958	1,979,153

Wireless Equipment — 2.2%
Aerohive Networks, Inc.†	35,527	353,849
SBA Communications Corp., Class A†#	23,309	2,365,864

		2,719,713

Total Long-Term Investment Securities
(cost $112,511,988)		122,705,996

SHORT-TERM INVESTMENT SECURITIES — 13.1%
Registered Investment Companies — 13.1%
SSgA U.S. Government Money Market Fund	2,532,220	2,532,220
State Street Navigator Securities Lending Prime Portfolio(1)	13,809,360	13,809,360

Total Short-Term Investment Securities
(cost $16,341,580)		16,341,580

TOTAL INVESTMENTS
(cost $128,853,568)(3)	111.4%	139,047,576
Liabilities in excess of other assets	(11.4)	(14,208,768)

NET ASSETS	100.0%	$124,838,808

†	Non-income producing security

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

#	The security or a portion thereof is out on loan (see Note 2).
(1)	At May 31, 2014, the Fund had loaned securities with a total value of $14,253,348. This was secured by collateral of $13,809,360, which was received in cash and subsequently invested in short-term investments currently valued at $13,809,360 as reported in the portfolio of investments. Additional collateral of $932,873 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	08/01/2027 to 11/15/2040	$37,199
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	738,673
Government National Mtg. Assoc.	0.55% to 4.00%	11/20/2038 to 01/16/2040	157,001
(2)	Illiquid security. At May 31, 2014, the aggregate value of these securities was $483,450 representing 0.4% of net assets.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$122,705,996	$—	$—	$122,705,996
Short-Term Investment Securities:
Registered Investment Companies	16,341,580	—	—	16,341,580

Total	$139,047,576	$—	$—	$139,047,576

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Medical — Drugs	5.8%
Oil Companies — Integrated	4.4
Computers	3.6
Diversified Banking Institutions	3.6
Registered Investment Companies	3.2
Diversified Manufacturing Operations	3.2
Oil Companies — Exploration & Production	2.9
Banks — Super Regional	2.7
Electric — Integrated	2.6
Telephone — Integrated	2.4
Medical — Biomedical/Gene	2.4
Real Estate Investment Trusts	2.2
Applications Software	2.2
Web Portals/ISP	2.0
Beverages — Non-alcoholic	1.8
U.S. Government Treasuries	1.8
Cosmetics & Toiletries	1.7
Multimedia	1.7
Electronic Components — Semiconductors	1.7
Computer Services	1.5
Tobacco	1.5
Insurance — Multi-line	1.5
Retail — Discount	1.4
Aerospace/Defense	1.4
Insurance — Reinsurance	1.3
Oil — Field Services	1.3
Finance — Credit Card	1.3
Cable/Satellite TV	1.2
Retail — Restaurants	1.2
Chemicals — Diversified	1.2
Commercial Services — Finance	1.1
Food — Misc./Diversified	1.0
Medical — HMO	1.0
E-Commerce/Products	1.0
Medical Products	0.9
Transport — Rail	0.9
Semiconductor Components — Integrated Circuits	0.9
Retail — Building Products	0.9
Retail — Drug Store	0.9
Enterprise Software/Service	0.9
Transport — Services	0.8
Networking Products	0.7
Investment Management/Advisor Services	0.7
Computers — Memory Devices	0.7
Medical Instruments	0.7
E-Commerce/Services	0.6
Auto — Cars/Light Trucks	0.6
Internet Content — Entertainment	0.6
Insurance — Life/Health	0.6
Aerospace/Defense — Equipment	0.6
Pipelines	0.5
Agricultural Chemicals	0.5
Medical — Wholesale Drug Distribution	0.5
Banks — Fiduciary	0.5
Medical — Generic Drugs	0.4
Instruments — Controls	0.4
Repurchase Agreements	0.4
Industrial Gases	0.4
Machinery — Construction & Mining	0.4
Insurance — Property/Casualty	0.4
Auto/Truck Parts & Equipment — Original	0.4
Retail — Apparel/Shoe	0.4
Oil Refining & Marketing	0.4
Chemicals — Specialty	0.4
Banks — Commercial	0.4
Oil Field Machinery & Equipment	0.4
Oil & Gas Drilling	0.3
Electric Products — Misc.	0.3
Instruments — Scientific	0.3

Athletic Footwear	0.3
Apparel Manufacturers	0.3
Pharmacy Services	0.3
Insurance Brokers	0.3
Consumer Products — Misc.	0.3
Airlines	0.3
Gas — Distribution	0.3
Finance — Other Services	0.3
Retail — Major Department Stores	0.3
Data Processing/Management	0.3
Distribution/Wholesale	0.3
Food — Retail	0.3
Semiconductor Equipment	0.3
Hotels/Motels	0.2
Metal Processors & Fabrication	0.2
Metal — Copper	0.2
Finance — Investment Banker/Broker	0.2
Electronic Components — Misc.	0.2
Retail — Auto Parts	0.2
Machinery — Farming	0.2
Retail — Regional Department Stores	0.2
Television	0.2
Electronic Forms	0.2
Agricultural Operations	0.2
Beverages — Wine/Spirits	0.2
Non-Hazardous Waste Disposal	0.2
Paper & Related Products	0.2
Telecom Equipment — Fiber Optics	0.2
Engines — Internal Combustion	0.2
Advertising Agencies	0.1
Broadcast Services/Program	0.1
Food — Confectionery	0.1
Electronic Security Devices	0.1
Electronic Measurement Instruments	0.1
Auto — Heavy Duty Trucks	0.1
Food — Wholesale/Distribution	0.1
Internet Security	0.1
Building — Residential/Commercial	0.1
Tools — Hand Held	0.1
Telecommunication Equipment	0.1
Toys	0.1
Steel — Producers	0.1
Office Automation & Equipment	0.1
Engineering/R&D Services	0.1
Commercial Services	0.1
Vitamins & Nutrition Products	0.1
Food — Meat Products	0.1
Publishing — Newspapers	0.1
Cruise Lines	0.1
Coatings/Paint	0.1
Casino Hotels	0.1
Medical Labs & Testing Services	0.1
Machinery — Pumps	0.1
Industrial Automated/Robotic	0.1
Medical Information Systems	0.1
Metal — Aluminum	0.1
Motorcycle/Motor Scooter	0.1
Wireless Equipment	0.1
Electronic Connectors	0.1
Coffee	0.1
Coal	0.1
Machinery — General Industrial	0.1
Containers — Metal/Glass	0.1
Publishing — Periodicals	0.1
Retail — Automobile	0.1
Retail — Bedding	0.1
Dialysis Centers	0.1
Computer Aided Design	0.1
Independent Power Producers	0.1

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited) — (continued)

Industry Allocation* (continued)

Disposable Medical Products	0.1%
Gold Mining	0.1
Appliances	0.1
Retail — Jewelry	0.1
Entertainment Software	0.1
Containers — Paper/Plastic	0.1
Brewery	0.1
Electronics — Military	0.1
Dental Supplies & Equipment	0.1
Hazardous Waste Disposal	0.1
Computer Software	0.1
Filtration/Separation Products	0.1
Electric — Generation	0.1
Savings & Loans/Thrifts	0.1
Retail — Gardening Products	0.1

103.1%

*	Calculated as a percentage of net assets

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	107,992	$2,064,807
Omnicom Group, Inc.	65,734	4,676,974

		6,741,781

Aerospace/Defense — 1.4%
Boeing Co.	174,117	23,549,324
General Dynamics Corp.	82,754	9,774,903
Lockheed Martin Corp.	68,766	11,253,556
Northrop Grumman Corp.	55,169	6,705,792
Raytheon Co.	80,113	7,816,625
Rockwell Collins, Inc.#	34,432	2,721,505

		61,821,705

Aerospace/Defense - Equipment — 0.6%
United Technologies Corp.	214,321	24,908,387

Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	13,185	3,208,043
Monsanto Co.	133,620	16,281,597
Mosaic Co.	86,276	4,312,937

		23,802,577

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	167,564	7,530,326

Airlines — 0.3%
Delta Air Lines, Inc.	216,277	8,631,615
Southwest Airlines Co.	178,715	4,727,012

		13,358,627

Apparel Manufacturers — 0.3%
Michael Kors Holdings, Ltd.†#	45,681	4,311,373
Ralph Lauren Corp.	15,064	2,312,023
Under Armour, Inc., Class A†#	41,000	2,082,390
VF Corp.	89,700	5,652,894

		14,358,680

Appliances — 0.1%
Whirlpool Corp.	19,759	2,836,404

Applications Software — 2.2%
Citrix Systems, Inc.†#	41,657	2,581,484
Intuit, Inc.	72,092	5,716,175
Microsoft Corp.	1,923,024	78,728,603
Red Hat, Inc.†	48,224	2,416,987
Salesforce.com, Inc.†#	142,913	7,521,511

		96,964,760

Athletic Footwear — 0.3%
NIKE, Inc., Class B	189,377	14,564,985

Audio/Video Products — 0.0%
Harman International Industries, Inc.#	17,216	1,808,196

Auto - Cars/Light Trucks — 0.6%
Ford Motor Co.	1,004,014	16,505,990
General Motors Co.	331,900	11,477,102

		27,983,092

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	90,189	5,714,375

Auto/Truck Parts & Equipment - Original — 0.4%
BorgWarner, Inc.	58,006	3,647,997
Delphi Automotive PLC	71,016	4,904,365
Johnson Controls, Inc.	169,031	8,174,339

		16,726,701

Security Description	Shares	Value (Note 2)

Banks - Commercial — 0.4%
BB&T Corp.	180,965	$6,862,193
M&T Bank Corp.#	33,356	4,048,418
Regions Financial Corp.	361,343	3,682,085
Zions Bancorporation#	47,050	1,345,159

		15,937,855

Banks - Fiduciary — 0.5%
Bank of New York Mellon Corp.	288,957	9,986,354
Northern Trust Corp.	56,832	3,432,653
State Street Corp.	109,850	7,169,909

		20,588,916

Banks - Super Regional — 2.7%
Capital One Financial Corp.	145,848	11,505,949
Comerica, Inc.#	46,366	2,224,177
Fifth Third Bancorp	216,767	4,484,909
Huntington Bancshares, Inc.	211,582	1,961,365
KeyCorp	226,451	3,100,114
PNC Financial Services Group, Inc.	135,968	11,593,991
SunTrust Banks, Inc.	136,164	5,217,805
US Bancorp	463,955	19,574,262
Wells Fargo & Co.	1,219,021	61,901,886

		121,564,458

Beverages - Non-alcoholic — 1.8%
Coca-Cola Co.	964,593	39,461,500
Coca-Cola Enterprises, Inc.	60,549	2,763,456
Dr Pepper Snapple Group, Inc.	50,181	2,895,444
Monster Beverage Corp.†	34,432	2,388,892
PepsiCo, Inc.	387,559	34,233,086

		81,742,378

Beverages - Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	41,279	3,825,325
Constellation Brands, Inc., Class A†	42,551	3,579,816

		7,405,141

Brewery — 0.1%
Molson Coors Brewing Co., Class B	40,301	2,648,985

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	56,637	4,358,783
Scripps Networks Interactive, Inc., Class A	27,976	2,139,045

		6,497,828

Building Products - Cement — 0.0%
Vulcan Materials Co.	33,258	2,027,740

Building Products - Wood — 0.0%
Masco Corp.	90,776	1,933,529

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.#	72,483	1,716,397
Lennar Corp., Class A#	44,801	1,832,361
PulteGroup, Inc.	87,352	1,708,605

		5,257,363

Cable/Satellite TV — 1.2%
Cablevision Systems Corp., Class A#	54,485	960,571
Comcast Corp., Class A	663,604	34,640,129
DIRECTV†	120,610	9,943,088
Time Warner Cable, Inc.	70,625	9,969,425

		55,513,213

Casino Hotels — 0.1%
Wynn Resorts, Ltd.#	20,639	4,436,766

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Casino Services — 0.0%
International Game Technology	62,799	$788,127

Chemicals - Diversified — 1.2%
Dow Chemical Co.	309,499	16,131,088
E.I. du Pont de Nemours & Co.	236,037	16,359,724
FMC Corp.	33,845	2,591,173
LyondellBasell Industries NV, Class A	109,948	10,947,522
PPG Industries, Inc.	35,214	7,099,495

		53,129,002

Chemicals - Specialty — 0.4%
Eastman Chemical Co.	38,834	3,427,489
Ecolab, Inc.	68,864	7,519,260
International Flavors & Fragrances, Inc.	20,737	2,058,355
Sigma-Aldrich Corp.	30,421	2,997,381

		16,002,485

Coal — 0.1%
CONSOL Energy, Inc.	58,300	2,575,111
Peabody Energy Corp.#	69,060	1,116,010

		3,691,121

Coatings/Paint — 0.1%
Sherwin-Williams Co.	21,715	4,443,106

Coffee — 0.1%
Keurig Green Mountain, Inc.#	32,867	3,706,740

Commercial Services — 0.1%
Cintas Corp.	25,628	1,592,012
Iron Mountain, Inc.#	43,431	1,352,441
Quanta Services, Inc.†	55,463	1,882,969

		4,827,422

Commercial Services - Finance — 1.1%
Alliance Data Systems Corp.†#	13,499	3,456,419
Automatic Data Processing, Inc.	122,665	9,773,947
Equifax, Inc.	31,106	2,201,994
H&R Block, Inc.	69,842	2,079,895
MasterCard, Inc., Class A	259,807	19,862,245
McGraw Hill Financial, Inc.	68,962	5,639,023
Moody’s Corp.	47,833	4,091,635
Total System Services, Inc.	42,062	1,272,796
Western Union Co.#	139,489	2,255,537

		50,633,491

Computer Aided Design — 0.1%
Autodesk, Inc.†	57,811	3,027,562

Computer Services — 1.5%
Accenture PLC, Class A	162,184	13,209,887
Cognizant Technology Solutions Corp., Class A†	154,651	7,517,585
Computer Sciences Corp.	37,073	2,331,521
International Business Machines Corp.	249,242	45,950,255

		69,009,248

Computer Software — 0.1%
Akamai Technologies, Inc.†	45,485	2,471,655

Computers — 3.6%
Apple, Inc.	227,038	143,715,054
Hewlett-Packard Co.	482,443	16,161,841

		159,876,895

Computers - Integrated Systems — 0.0%
Teradata Corp.†#	40,497	1,700,469

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 0.7%
EMC Corp.	515,702	$13,697,045
NetApp, Inc.	84,320	3,120,683
SanDisk Corp.	57,419	5,548,398
Seagate Technology PLC#	83,733	4,498,974
Western Digital Corp.	53,507	4,700,590

		31,565,690

Consumer Products - Misc. — 0.3%
Clorox Co.#	33,062	2,963,016
Kimberly-Clark Corp.	96,547	10,847,056

		13,810,072

Containers - Metal/Glass — 0.1%
Ball Corp.	35,801	2,160,948
Owens-Illinois, Inc.†	41,964	1,394,464

		3,555,412

Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.#	25,922	1,073,430
Sealed Air Corp.	49,985	1,646,006

		2,719,436

Cosmetics & Toiletries — 1.7%
Avon Products, Inc.	110,437	1,578,145
Colgate-Palmolive Co.	222,244	15,201,490
Estee Lauder Cos., Inc., Class A	65,049	4,984,054
Procter & Gamble Co.	690,309	55,770,064

		77,533,753

Cruise Lines — 0.1%
Carnival Corp.	111,611	4,467,788

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	9,586	989,755
Fidelity National Information Services, Inc.	73,951	4,004,447
Fiserv, Inc.†	64,756	3,892,483
Paychex, Inc.	82,559	3,394,000

		12,280,685

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	36,095	1,706,933
Patterson Cos., Inc.#	20,933	819,736

		2,526,669

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	45,094	3,183,185

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	19,759	2,922,554

Distribution/Wholesale — 0.3%
Fastenal Co.#	69,549	3,390,514
Fossil Group, Inc.†	12,227	1,280,900
Genuine Parts Co.#	39,127	3,377,834
WW Grainger, Inc.#	15,553	4,018,429

		12,067,677

Diversified Banking Institutions — 3.6%
Bank of America Corp.	2,690,415	40,732,883
Citigroup, Inc.	773,064	36,774,655
Goldman Sachs Group, Inc.	107,209	17,133,070
JPMorgan Chase & Co.	964,104	53,575,259
Morgan Stanley	357,137	11,021,248

		159,237,115

Diversified Manufacturing Operations — 3.2%
3M Co.	160,227	22,840,359
Danaher Corp.	152,891	11,991,241

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Dover Corp.	43,236	$3,769,315
Eaton Corp. PLC	121,002	8,916,637
General Electric Co.	2,554,251	68,428,384
Illinois Tool Works, Inc.	99,481	8,610,081
Ingersoll-Rand PLC	65,832	3,938,070
Leggett & Platt, Inc.#	35,312	1,197,783
Parker Hannifin Corp.	37,953	4,752,854
Pentair PLC†	50,278	3,752,750
Textron, Inc.	71,897	2,819,800

		141,017,274

Diversified Operations — 0.0%
Leucadia National Corp.	79,722	2,044,869

E-Commerce/Products — 1.0%
Amazon.com, Inc.†	94,688	29,594,734
eBay, Inc.†	296,587	15,045,859

		44,640,593

E-Commerce/Services — 0.6%
Expedia, Inc.#	26,019	1,907,192
Netflix, Inc.†	15,259	6,375,668
Priceline Group, Inc.†	13,303	17,009,615
TripAdvisor, Inc.†#	28,269	2,746,899

		28,039,374

Electric Products - Misc. — 0.3%
AMETEK, Inc.	62,408	3,312,617
Emerson Electric Co.	179,008	11,945,204

		15,257,821

Electric - Generation — 0.1%
AES Corp.	167,759	2,365,402

Electric - Integrated — 2.6%
Ameren Corp.	61,723	2,428,800
American Electric Power Co., Inc.	124,132	6,622,442
CMS Energy Corp.	67,886	2,019,608
Consolidated Edison, Inc.#	74,538	4,100,335
Dominion Resources, Inc.	148,000	10,206,080
DTE Energy Co.	45,094	3,432,555
Duke Energy Corp.	179,889	12,786,510
Edison International	82,950	4,573,863
Entergy Corp.	45,485	3,430,479
Exelon Corp.#	218,332	8,041,168
FirstEnergy Corp.	106,622	3,605,956
Integrys Energy Group, Inc.#	20,346	1,179,864
NextEra Energy, Inc.	110,828	10,790,214
Northeast Utilities	80,309	3,646,029
Pepco Holdings, Inc.	63,778	1,766,651
PG&E Corp.	116,502	5,343,947
Pinnacle West Capital Corp.	28,074	1,555,861
PPL Corp.	160,521	5,632,682
Public Service Enterprise Group, Inc.	128,827	5,019,100
SCANA Corp.#	35,899	1,866,748
Southern Co.#	226,059	9,896,863
TECO Energy, Inc.#	52,137	900,406
Wisconsin Energy Corp.#	57,517	2,618,174
Xcel Energy, Inc.	126,871	3,902,552

		115,366,887

Electronic Components - Misc. — 0.2%
Garmin, Ltd.#	31,302	1,844,001
Jabil Circuit, Inc.#	47,735	898,373
TE Connectivity, Ltd.	104,470	6,211,786

		8,954,160

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 1.7%
Altera Corp.	80,798	$2,676,838
Avago Technologies, Ltd.#	63,600	4,494,612
Broadcom Corp., Class A	140,468	4,476,715
First Solar, Inc.†	17,998	1,111,916
Intel Corp.	1,265,778	34,581,055
Microchip Technology, Inc.#	50,670	2,411,892
Micron Technology, Inc.†	270,078	7,721,530
NVIDIA Corp.#	141,055	2,680,045
Texas Instruments, Inc.	276,045	12,968,594
Xilinx, Inc.	67,984	3,192,529

		76,315,726

Electronic Connectors — 0.1%
Amphenol Corp., Class A	40,301	3,860,836

Electronic Forms — 0.2%
Adobe Systems, Inc.†	118,263	7,632,694

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	84,906	4,834,548
FLIR Systems, Inc.	35,899	1,253,234

		6,087,782

Electronic Security Devices — 0.1%
Allegion PLC	22,889	1,199,155
Tyco International, Ltd.	117,187	5,114,040

		6,313,195

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	21,813	2,643,081

Engineering/R&D Services — 0.1%
Fluor Corp.	40,790	3,062,513
Jacobs Engineering Group, Inc.†	33,551	1,847,654

		4,910,167

Engines - Internal Combustion — 0.2%
Cummins, Inc.	44,214	6,761,647

Enterprise Software/Service — 0.9%
CA, Inc.	82,070	2,354,588
Oracle Corp.	881,643	37,046,639

		39,401,227

Entertainment Software — 0.1%
Electronic Arts, Inc.†	78,842	2,769,719

Filtration/Separation Products — 0.1%
Pall Corp.	27,976	2,370,686

Finance - Consumer Loans — 0.0%
Navient Corp.	109,100	1,723,780

Finance - Credit Card — 1.3%
American Express Co.	232,613	21,284,090
Discover Financial Services	119,926	7,091,224
Visa, Inc., Class A	129,023	27,718,011

		56,093,325

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	297,565	7,501,613
E*TRADE Financial Corp.†	73,364	1,494,425

		8,996,038

Finance - Other Services — 0.3%
CME Group, Inc.	80,309	5,782,248
IntercontinentalExchange Group, Inc.	29,247	5,744,111
NASDAQ OMX Group, Inc.	29,736	1,126,994

		12,653,353

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Confectionery — 0.1%
Hershey Co.	38,149	$3,713,424
J.M. Smucker Co.	26,411	2,709,768

		6,423,192

Food - Meat Products — 0.1%
Hormel Foods Corp.	34,236	1,684,753
Tyson Foods, Inc., Class A	68,473	2,907,364

		4,592,117

Food - Misc./Diversified — 1.0%
Campbell Soup Co.#	45,485	2,087,762
ConAgra Foods, Inc.	107,014	3,456,552
General Mills, Inc.	158,955	8,731,398
Kellogg Co.	65,343	4,507,360
Kraft Foods Group, Inc.	151,815	9,026,920
McCormick & Co., Inc.#	33,356	2,411,973
Mondelez International, Inc., Class A	433,044	16,291,115

		46,513,080

Food - Retail — 0.3%
Kroger Co.	131,468	6,276,282
Safeway, Inc.	58,593	2,012,084
Whole Foods Market, Inc.#	94,688	3,620,869

		11,909,235

Food - Wholesale/Distribution — 0.1%
Sysco Corp.#	148,880	5,587,466

Gas - Distribution — 0.3%
AGL Resources, Inc.	30,226	1,613,464
CenterPoint Energy, Inc.	109,166	2,633,084
NiSource, Inc.	79,918	2,986,535
Sempra Energy	57,908	5,811,068

		13,044,151

Gold Mining — 0.1%
Newmont Mining Corp.	126,773	2,901,834

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	21,715	2,483,545

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	71,016	2,079,348

Hotels/Motels — 0.2%
Marriott International, Inc., Class A#	56,245	3,465,817
Starwood Hotels & Resorts Worldwide, Inc.	48,811	3,897,558
Wyndham Worldwide Corp.	32,573	2,408,122

		9,771,497

Human Resources — 0.0%
Robert Half International, Inc.	35,019	1,596,516

Independent Power Producers — 0.1%
NRG Energy, Inc.	82,754	2,949,353

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.#	35,312	4,275,577

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	53,898	6,466,143
Airgas, Inc.#	16,922	1,799,147
Praxair, Inc.	74,831	9,895,652

		18,160,942

Instruments - Controls — 0.4%
Honeywell International, Inc.	199,648	18,597,211

Security Description	Shares	Value (Note 2)

Instruments - Scientific — 0.3%
PerkinElmer, Inc.#	28,758	$1,293,247
Thermo Fisher Scientific, Inc.	99,775	11,664,695
Waters Corp.†	21,715	2,174,975

		15,132,917

Insurance Brokers — 0.3%
Aon PLC	76,690	6,897,499
Marsh & McLennan Cos., Inc.	139,587	7,017,038

		13,914,537

Insurance - Life/Health — 0.6%
Aflac, Inc.	116,013	7,103,476
Lincoln National Corp.	67,103	3,218,260
Principal Financial Group, Inc.	69,940	3,271,094
Prudential Financial, Inc.	117,871	9,684,281
Torchmark Corp.#	22,498	1,820,763
Unum Group	66,027	2,238,976

		27,336,850

Insurance - Multi-line — 1.5%
ACE, Ltd.	85,689	8,886,806
Allstate Corp.	113,861	6,633,542
American International Group, Inc.(1)	372,690	20,151,348
Assurant, Inc.	18,194	1,233,735
Cincinnati Financial Corp.#	37,464	1,836,485
Genworth Financial, Inc., Class A†	126,088	2,142,235
Hartford Financial Services Group, Inc.	113,665	3,938,492
Loews Corp.	77,961	3,362,458
MetLife, Inc.	286,022	14,567,101
XL Group PLC	70,234	2,279,796

		65,031,998

Insurance - Property/Casualty — 0.4%
Chubb Corp.	62,506	5,791,806
Progressive Corp.	139,392	3,488,982
Travelers Cos., Inc.	89,700	8,382,465

		17,663,253

Insurance - Reinsurance — 1.3%
Berkshire Hathaway, Inc., Class B†	458,282	58,815,912

Internet Content - Entertainment — 0.6%
Facebook, Inc., Class A†	434,903	27,529,360

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†#	19,216	2,085,897

Internet Security — 0.1%
Symantec Corp.	176,074	3,871,867
VeriSign, Inc.†#	31,986	1,601,859

		5,473,726

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	48,616	5,474,648
BlackRock, Inc.	31,986	9,752,532
Franklin Resources, Inc.	102,807	5,675,975
Invesco, Ltd.	110,242	4,045,881
Legg Mason, Inc.#	26,704	1,304,223
T. Rowe Price Group, Inc.	66,712	5,439,029

		31,692,288

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	162,379	16,600,005
Joy Global, Inc.#	25,530	1,459,040

		18,059,045

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Farming — 0.2%
Deere & Co.	94,101	$8,579,188

Machinery - General Industrial — 0.1%
Roper Industries, Inc.	25,335	3,589,463

Machinery - Pumps — 0.1%
Flowserve Corp.	35,019	2,582,301
Xylem, Inc.	47,050	1,754,965

		4,337,266

Medical Information Systems — 0.1%
Cerner Corp.†#	75,320	4,071,046

Medical Instruments — 0.7%
Boston Scientific Corp.†	337,084	4,324,788
Edwards Lifesciences Corp.†	27,291	2,216,029
Intuitive Surgical, Inc.†#	9,684	3,580,562
Medtronic, Inc.	254,818	15,551,543
St Jude Medical, Inc.	72,288	4,691,491

		30,364,413

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	21,715	2,227,525
Quest Diagnostics, Inc.#	36,779	2,202,694

		4,430,219

Medical Products — 0.9%
Baxter International, Inc.	138,316	10,292,094
Becton Dickinson and Co.	49,105	5,779,658
CareFusion Corp.†	53,017	2,276,020
Covidien PLC	114,741	8,388,715
Hospira, Inc.†#	42,355	2,082,595
Stryker Corp.	75,027	6,339,031
Varian Medical Systems, Inc.†#	26,411	2,177,587
Zimmer Holdings, Inc.	43,138	4,501,450

		41,837,150

Medical - Biomedical/Gene — 2.4%
Alexion Pharmaceuticals, Inc.†	50,376	8,378,536
Amgen, Inc.	192,214	22,294,902
Biogen Idec, Inc.†	60,158	19,212,660
Celgene Corp.†	103,394	15,822,384
Gilead Sciences, Inc.†	391,569	31,799,318
Regeneron Pharmaceuticals, Inc.†	20,052	6,155,162
Vertex Pharmaceuticals, Inc.†	60,060	4,339,936

		108,002,898

Medical - Drugs — 5.8%
Abbott Laboratories	392,841	15,717,569
AbbVie, Inc.	404,383	21,970,128
Allergan, Inc.	76,005	12,727,797
Bristol-Myers Squibb Co.	418,567	20,819,523
Eli Lilly & Co.	250,808	15,013,367
Forest Laboratories, Inc.†	60,745	5,757,411
Johnson & Johnson	720,143	73,065,709
Merck & Co., Inc.	748,609	43,314,517
Pfizer, Inc.	1,624,970	48,147,861
Zoetis, Inc.	127,262	3,906,943

		260,440,825

Medical - Generic Drugs — 0.4%
Actavis PLC†	44,312	9,373,761
Mylan, Inc.†	94,688	4,719,250
Perrigo Co. PLC	34,041	4,704,466

		18,797,477

Security Description	Shares	Value (Note 2)

Medical - HMO — 1.0%
Aetna, Inc.	92,341	$7,161,045
Cigna Corp.	69,647	6,252,908
Humana, Inc.	39,225	4,881,943
UnitedHealth Group, Inc.	251,786	20,049,719
WellPoint, Inc.	71,897	7,790,759

		46,136,374

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†#	24,650	1,158,550

Medical - Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	58,397	4,273,492
Cardinal Health, Inc.	87,254	6,162,750
McKesson Corp.	58,593	11,111,577

		21,547,819

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	36,975	9,353,936

Metal - Aluminum — 0.1%
Alcoa, Inc.	298,182	4,058,257

Metal - Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	264,404	9,002,956

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	56,050	3,993,002

Multimedia — 1.7%
Time Warner, Inc.	227,233	15,867,680
Twenty-First Century Fox, Inc., Class A	494,084	17,495,514
Viacom, Inc., Class B	101,438	8,655,705
Walt Disney Co.	414,850	34,851,549

		76,870,448

Networking Products — 0.7%
Cisco Systems, Inc.	1,311,460	32,288,145

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	68,864	2,437,786
Waste Management, Inc.	110,046	4,916,855

		7,354,641

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	51,550	1,424,326
Xerox Corp.	283,577	3,502,176

		4,926,502

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	24,454	1,239,818

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.#	17,705	904,017
Ensco PLC, Class A#	59,473	3,131,848
Helmerich & Payne, Inc.#	27,389	3,011,421
Nabors Industries, Ltd.	66,419	1,742,171
Noble Corp. PLC	64,658	2,034,141
Rowan Cos. PLC, Class A	31,595	978,181
Transocean, Ltd.#	86,374	3,670,031

		15,471,810

Oil Companies - Exploration & Production — 2.9%
Anadarko Petroleum Corp.	128,240	13,190,766
Apache Corp.	100,460	9,364,881
Cabot Oil & Gas Corp.	107,503	3,895,909
Chesapeake Energy Corp.	128,925	3,702,726
ConocoPhillips	312,140	24,952,472
Denbury Resources, Inc.#	90,580	1,529,896
Devon Energy Corp.	97,525	7,207,098

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
EOG Resources, Inc.	139,098	$14,716,568
EQT Corp.	38,442	4,108,681
Newfield Exploration Co.†	34,725	1,266,768
Noble Energy, Inc.	91,656	6,605,648
Occidental Petroleum Corp.	202,289	20,166,190
Pioneer Natural Resources Co.#	36,388	7,647,302
QEP Resources, Inc.	45,681	1,459,051
Range Resources Corp.	41,670	3,873,227
Southwestern Energy Co.†	89,895	4,087,526

		127,774,709

Oil Companies - Integrated — 4.4%
Chevron Corp.	486,062	59,683,553
Exxon Mobil Corp.	1,100,073	110,590,339
Hess Corp.	69,549	6,349,824
Marathon Oil Corp.	177,443	6,505,060
Murphy Oil Corp.	43,822	2,702,503
Phillips 66	149,565	12,681,616

		198,512,895

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	52,000	3,325,400
FMC Technologies, Inc.†	60,060	3,487,084
National Oilwell Varco, Inc.	109,068	8,929,397

		15,741,881

Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	75,027	6,706,664
Tesoro Corp.	33,551	1,885,566
Valero Energy Corp.	135,577	7,599,091

		16,191,321

Oil - Field Services — 1.3%
Baker Hughes, Inc.	111,318	7,850,145
Halliburton Co.	216,571	13,999,150
Schlumberger, Ltd.	332,780	34,622,431

		56,471,726

Paper & Related Products — 0.2%
International Paper Co.	111,709	5,320,700
MeadWestvaco Corp.#	44,409	1,802,117

		7,122,817

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	197,594	14,122,043

Pipelines — 0.5%
Kinder Morgan, Inc.	170,596	5,696,200
ONEOK, Inc.	52,920	3,412,811
Spectra Energy Corp.	170,596	6,922,786
Williams Cos., Inc.	174,215	8,181,136

		24,212,933

Publishing - Newspapers — 0.1%
Gannett Co., Inc.	57,908	1,609,263
Graham Holdings Co., Class B	1,076	728,388
News Corp., Class A†	126,773	2,162,747

		4,500,398

Publishing - Periodicals — 0.1%
Nielsen NV	72,386	3,493,348

Real Estate Investment Trusts — 2.2%
American Tower Corp.	100,557	9,012,924
Apartment Investment & Management Co., Class A	37,171	1,170,143
AvalonBay Communities, Inc.	31,008	4,398,175
Boston Properties, Inc.	38,931	4,698,193

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Crown Castle International Corp.	85,004	$6,522,357
Equity Residential	85,493	5,283,468
Essex Property Trust, Inc.	15,651	2,832,205
General Growth Properties, Inc.	132,740	3,163,194
HCP, Inc.	116,404	4,859,867
Health Care REIT, Inc.	73,853	4,669,725
Host Hotels & Resorts, Inc.	192,605	4,250,792
Kimco Realty Corp.	104,275	2,389,983
Macerich Co.	35,801	2,364,298
Plum Creek Timber Co., Inc.	45,094	2,033,739
Prologis, Inc.	127,164	5,278,578
Public Storage	36,779	6,339,964
Simon Property Group, Inc.	80,015	13,319,297
Ventas, Inc.	74,929	5,005,257
Vornado Realty Trust	44,312	4,744,929
Washington Prime Group, Inc.†	40,008	795,749
Weyerhaeuser Co.	148,782	4,674,731

		97,807,568

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	71,016	2,119,117

Retail - Apparel/Shoe — 0.4%
Coach, Inc.	70,625	2,875,144
Gap, Inc.#	67,397	2,778,778
L Brands, Inc.	62,115	3,564,780
PVH Corp.	20,737	2,729,611
Ross Stores, Inc.	54,680	3,742,846
Urban Outfitters, Inc.†#	25,980	870,850

		16,562,009

Retail - Auto Parts — 0.2%
AutoZone, Inc.†	8,608	4,583,760
O’Reilly Automotive, Inc.†	27,095	4,008,705

		8,592,465

Retail - Automobile — 0.1%
AutoNation, Inc.†	16,042	917,121
CarMax, Inc.†#	56,832	2,518,226

		3,435,347

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	54,191	3,297,522

Retail - Building Products — 0.9%
Home Depot, Inc.	358,506	28,762,936
Lowe’s Cos., Inc.	266,263	12,535,662

		41,298,598

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A#	29,443	1,114,418

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	69,549	1,923,725

Retail - Discount — 1.4%
Costco Wholesale Corp.	111,905	12,983,218
Dollar General Corp.†	75,027	4,034,952
Dollar Tree, Inc.†	53,017	2,811,492
Family Dollar Stores, Inc.	24,356	1,427,262
Target Corp.	160,912	9,133,365
Wal-Mart Stores, Inc.	411,916	31,622,791

		62,013,080

Retail - Drug Store — 0.9%
CVS Caremark Corp.	300,989	23,573,458
Walgreen Co.	222,538	16,002,708

		39,576,166

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Gardening Products — 0.1%
Tractor Supply Co.#	35,508	$2,308,730

Retail - Jewelry — 0.1%
Tiffany & Co.	28,074	2,790,836

Retail - Major Department Stores — 0.3%
Nordstrom, Inc.	36,388	2,476,567
TJX Cos., Inc.	181,063	9,858,881

		12,335,448

Retail - Office Supplies — 0.0%
Staples, Inc.#	165,705	1,864,181

Retail - Pet Food & Supplies — 0.0%
PetSmart, Inc.#	26,411	1,517,840

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.#	51,257	2,790,431
Macy’s, Inc.	93,808	5,618,161

		8,408,592

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	7,923	4,334,594
Darden Restaurants, Inc.#	33,454	1,676,715
McDonald’s Corp.	251,981	25,558,433
Starbucks Corp.	192,410	14,092,108
Yum! Brands, Inc.	112,785	8,719,408

		54,381,258

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.	70,191	1,850,937

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	121,099	1,183,137
People’s United Financial, Inc.#	78,939	1,134,354

		2,317,491

Security Services — 0.0%
ADT Corp.#	46,659	1,502,420

Semiconductor Components - Integrated Circuits — 0.9%
Analog Devices, Inc.	79,526	4,165,572
Linear Technology Corp.#	60,060	2,772,370
QUALCOMM, Inc.	430,501	34,633,805

		41,571,747

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	308,325	6,225,082
KLA-Tencor Corp.#	42,453	2,781,520
Lam Research Corp.	41,279	2,560,949

		11,567,551

Steel - Producers — 0.1%
Nucor Corp.	81,092	4,105,688
United States Steel Corp.#	36,877	849,646

		4,955,334

Steel - Specialty — 0.0%
Allegheny Technologies, Inc.#	27,487	1,128,891

Telecom Equipment - Fiber Optics — 0.2%
Corning, Inc.	333,100	7,095,030

Telecommunication Equipment — 0.1%
Harris Corp.	27,193	2,100,659
Juniper Networks, Inc.†	120,456	2,946,354

		5,047,013

Security Description	Shares	Value (Note 2)

Telephone - Integrated — 2.4%
AT&T, Inc.	1,325,546	$47,017,117
CenturyLink, Inc.#	147,119	5,541,973
Frontier Communications Corp.#	254,427	1,473,132
Verizon Communications, Inc.	1,054,293	52,672,478
Windstream Holdings, Inc.#	151,717	1,451,932

		108,156,632

Television — 0.2%
CBS Corp., Class B	140,468	8,373,298

Textile - Home Furnishings — 0.0%
Mohawk Industries, Inc.†	15,553	2,109,920

Tobacco — 1.5%
Altria Group, Inc.	507,387	21,087,004
Lorillard, Inc.	92,243	5,734,747
Philip Morris International, Inc.	403,601	35,734,833
Reynolds American, Inc.	79,331	4,730,507

		67,287,091

Tools - Hand Held — 0.1%
Snap-on, Inc.	14,770	1,732,078
Stanley Black & Decker, Inc.	39,616	3,462,438

		5,194,516

Toys — 0.1%
Hasbro, Inc.#	29,639	1,591,614
Mattel, Inc.	86,667	3,365,280

		4,956,894

Transport - Rail — 0.9%
CSX Corp.	256,481	7,540,541
Kansas City Southern	28,074	3,018,516
Norfolk Southern Corp.	78,842	7,943,332
Union Pacific Corp.	115,817	23,078,854

		41,581,243

Transport - Services — 0.8%
C.H. Robinson Worldwide, Inc.#	37,758	2,260,194
Expeditors International of Washington, Inc.#	51,550	2,346,040
FedEx Corp.	70,723	10,195,428
Ryder System, Inc.	13,596	1,179,997
United Parcel Service, Inc., Class B	180,867	18,788,464

		34,770,123

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	51,355	4,594,732

Web Portals/ISP — 2.0%
Google, Inc., Class A†	71,897	41,099,920
Google, Inc., Class C†	71,897	40,332,779
Yahoo!, Inc.†	238,971	8,280,345

		89,713,044

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	57,517	3,877,797

Total Long-Term Investment Securities
(cost $2,445,854,652)		4,368,687,488

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 5.0%
Registered Investment Companies — 3.2%
State Street Navigator Securities Lending Prime Portfolio(2)	142,870,588	$142,870,588

U.S. Government Treasuries — 1.8%
United States Treasury Bills Disc. Notes
0.02% due 06/19/2014#	$75,000,000	74,999,100
0.03% due 06/05/2014(5)	5,000,000	4,999,984

		79,999,084

Total Short-Term Investment Securities
(cost $222,869,672)		222,869,672

REPURCHASE AGREEMENT — 0.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $18,429,000)	18,429,000	18,429,000

TOTAL INVESTMENTS
(cost $2,687,153,324)(4)	103.1%	4,609,986,160
Liabilities in excess of other assets	(3.1)	(136,982,956)

NET ASSETS	100.0%	$4,473,003,204

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	At May 31, 2014, the Fund had loaned securities with a total value of $200,422,530. This was secured by collateral of $142,870,588, which was received in cash and subsequently invested in short-term investments currently valued at $142,870,588 as reported in the portfolio of investments. Additional collateral of $64,275,050 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	08/01/2027 to 11/15/2040	$2,504,003
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	49,722,506
Government National Mtg. Assoc.	0.55% to 4.00%	11/20/2038 to 01/16/2040	10,568,276
United States Treasury Bills	zero coupon	10/02/2014 to 01/08/2015	159,921
United States Treasury Notes/Bonds	0.13% to 4.00%	07/31/2014 to 05/15/2043	1,320,344

(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2014	Unrealized Appreciation (Depreciation)
1,101	Long	S&P 500 E-Mini Index	June 2014	$101,617,978	$105,778,575	$4,160,597

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical - Drugs	$260,440,825	$—	$—	$260,440,825
Other Industries*	4,108,246,663	—	—	4,108,246,663
Short-Term Investment Securities:
Registered Investment Companies	142,870,588	—	—	142,870,588
U.S. Government Treasuries	—	79,999,084	—	79,999,084
Repurchase Agreement	—	18,429,000	—	18,429,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	4,160,597	—	—	4,160,597

Total	$4,515,718,673	$98,428,084	$—	$4,614,146,757

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Value Fund

PORTFOLIO PROFILE — May 31, 2014 (unaudited)

Industry Allocation*

Medical — Drugs	7.8%
Diversified Banking Institutions	6.8
Banks — Super Regional	6.6
Diversified Manufacturing Operations	6.2
Oil Companies — Integrated	6.1
Oil Companies — Exploration & Production	4.6
Semiconductor Components — Integrated Circuits	3.5
Investment Management/Advisor Services	2.8
Networking Products	2.8
Electric — Integrated	2.5
Medical Products	2.4
Retail — Building Products	2.1
Chemicals — Diversified	2.0
Medical — HMO	1.9
Insurance Brokers	1.9
Insurance — Multi-line	1.9
Cable/Satellite TV	1.8
Electronic Components — Semiconductors	1.8
Oil — Field Services	1.8
Computers — Memory Devices	1.8
Telephone — Integrated	1.7
Aerospace/Defense	1.5
Applications Software	1.5
Repurchase Agreements	1.4
Aerospace/Defense — Equipment	1.3
Internet Security	1.3
Retail — Apparel/Shoe	1.2
Retail — Drug Store	1.2
Steel — Producers	1.2
Retail — Auto Parts	1.2
Banks — Commercial	1.2
Brewery	1.2
Finance — Other Services	1.2
Insurance — Life/Health	1.2
Medical — Biomedical/Gene	1.1
Real Estate Investment Trusts	1.1
Beverages — Wine/Spirits	1.0
Building — Residential/Commercial	1.0
Paper & Related Products	0.9
Multimedia	0.9
Home Decoration Products	0.9
Tobacco	0.8
Television	0.8
Advertising Agencies	0.8
Retail — Major Department Stores	0.8
Auto — Heavy Duty Trucks	0.8
Food — Misc./Diversified	0.7
Building & Construction Products — Misc.	0.5
Finance — Consumer Loans	0.4

99.9%

*	Calculated as a percentage of net assets

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.5%
Advertising Agencies — 0.8%
Interpublic Group of Cos., Inc.	48,950	$935,924

Aerospace/Defense — 1.5%
Boeing Co.	4,247	574,407
Spirit Aerosystems Holdings, Inc., Class A†	40,405	1,311,142

		1,885,549

Aerospace/Defense - Equipment — 1.3%
United Technologies Corp.	13,930	1,618,945

Applications Software — 1.5%
Microsoft Corp.	44,134	1,806,846

Auto - Heavy Duty Trucks — 0.8%
PACCAR, Inc.	14,440	914,918

Banks - Commercial — 1.2%
BB&T Corp.	38,315	1,452,905

Banks - Super Regional — 6.6%
PNC Financial Services Group, Inc.	34,073	2,905,405
Wells Fargo & Co.	101,936	5,176,310

		8,081,715

Beverages - Wine/Spirits — 1.0%
Diageo PLC ADR	9,710	1,250,551

Brewery — 1.2%
Anheuser-Busch InBev NV ADR	13,195	1,450,394

Building & Construction Products - Misc. — 0.5%
Fortune Brands Home & Security, Inc.	15,100	603,698

Building - Residential/Commercial — 1.0%
PulteGroup, Inc.	60,800	1,189,248

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	31,244	1,630,937
DIRECTV†	7,400	610,056

		2,240,993

Chemicals - Diversified — 2.0%
Dow Chemical Co.	31,443	1,638,809
E.I. du Pont de Nemours & Co.	11,832	820,076

		2,458,885

Computers - Memory Devices — 1.8%
EMC Corp.	80,535	2,139,010

Diversified Banking Institutions — 6.8%
Citigroup, Inc.	50,560	2,405,139
Goldman Sachs Group, Inc.	10,632	1,699,100
JPMorgan Chase & Co.	76,047	4,225,932

		8,330,171

Diversified Manufacturing Operations — 6.2%
3M Co.	8,790	1,253,015
Eaton Corp. PLC	23,025	1,696,712
General Electric Co.	88,724	2,376,916
Illinois Tool Works, Inc.	12,612	1,091,569
Ingersoll-Rand PLC	18,654	1,115,882

		7,534,094

Electric - Integrated — 2.5%
Edison International	18,484	1,019,208
NextEra Energy, Inc.	6,985	680,060
Northeast Utilities	30,334	1,377,163

		3,076,431

Electronic Components - Semiconductors — 1.8%
Intel Corp.	80,252	2,192,485

Security Description	Shares	Value (Note 2)

Finance - Consumer Loans — 0.4%
Santander Consumer USA Holdings, Inc.	25,800	$506,970

Finance - Other Services — 1.2%
Intercontinental Exchange Group, Inc.	7,260	1,425,864

Food - Misc./Diversified — 0.7%
Kraft Foods Group, Inc.	15,021	893,149

Home Decoration Products — 0.9%
Newell Rubbermaid, Inc.	36,885	1,079,993

Insurance Brokers — 1.9%
Marsh & McLennan Cos., Inc.	46,185	2,321,720

Insurance - Life/Health — 1.2%
Principal Financial Group, Inc.	30,329	1,418,487

Insurance - Multi-line — 1.9%
ACE, Ltd.	22,034	2,285,146

Internet Security — 1.3%
Symantec Corp.	69,655	1,531,713

Investment Management/Advisor Services — 2.8%
Ameriprise Financial, Inc.	13,411	1,510,213
BlackRock, Inc.	6,288	1,917,211

		3,427,424

Medical Products — 2.4%
Baxter International, Inc.	15,940	1,186,095
Covidien PLC	23,732	1,735,047

		2,921,142

Medical - Biomedical/Gene — 1.1%
Amgen, Inc.	11,966	1,387,936

Medical - Drugs — 7.8%
AstraZeneca PLC ADR	20,110	1,451,942
Johnson & Johnson	13,708	1,390,814
Merck & Co., Inc.	59,148	3,422,303
Pfizer, Inc.	31,774	941,463
Roche Holding AG	6,139	1,806,395
Zoetis, Inc.	15,476	475,113

		9,488,030

Medical - HMO — 1.9%
UnitedHealth Group, Inc.	29,755	2,369,391

Multimedia — 0.9%
Thomson Reuters Corp.	31,520	1,093,429

Networking Products — 2.8%
Cisco Systems, Inc.	137,819	3,393,104

Oil Companies - Exploration & Production — 4.6%
Anadarko Petroleum Corp.	12,910	1,327,923
EOG Resources, Inc.	13,050	1,380,690
Occidental Petroleum Corp.	15,990	1,594,043
Southwestern Energy Co.†	28,524	1,296,986

		5,599,642

Oil Companies - Integrated — 6.1%
Chevron Corp.	30,401	3,732,939
Exxon Mobil Corp.	23,677	2,380,249
Marathon Oil Corp.	37,387	1,370,607

		7,483,795

Oil - Field Services — 1.8%
Halliburton Co.	33,450	2,162,208

Paper & Related Products — 0.9%
International Paper Co.	23,015	1,096,204

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts — 1.1%
Host Hotels & Resorts, Inc.	61,100	$1,348,477

Retail - Apparel/Shoe — 1.2%
PVH Corp.	11,480	1,511,112

Retail - Auto Parts — 1.2%
AutoZone, Inc.†	2,740	1,459,050

Retail - Building Products — 2.1%
Home Depot, Inc.	14,354	1,151,622
Lowe’s Cos., Inc.	29,890	1,407,221

		2,558,843

Retail - Drug Store — 1.2%
CVS Caremark Corp.	19,294	1,511,106

Retail - Major Department Stores — 0.8%
Nordstrom, Inc.	13,690	931,741

Semiconductor Components - Integrated Circuits — 3.5%
Analog Devices, Inc.	22,779	1,193,164
Marvell Technology Group, Ltd.	73,000	1,136,610
Maxim Integrated Products, Inc.	55,865	1,913,376

		4,243,150

Steel - Producers — 1.2%
Nucor Corp.	13,125	664,519
Steel Dynamics, Inc.	47,486	820,083

		1,484,602

Security Description	Shares/ Principal Amount	Value (Note 2)

Telephone - Integrated — 1.7%
Verizon Communications, Inc.	40,315	$2,014,137

Television — 0.8%
CBS Corp., Class B	15,975	952,270

Tobacco — 0.8%
Philip Morris International, Inc.	11,527	1,020,601

Total Long-Term Investment Securities
(cost $85,839,237)		120,083,198

REPURCHASE AGREEMENT — 1.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/30/2014, to be repurchased 06/02/2014 in the amount of $1,704,000 and collateralized by $1,855,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $1,740,300. (cost $1,704,000)	$1,704,000	1,704,000

TOTAL INVESTMENTS
(cost $87,543,237)(1)	99.9%	121,787,198
Other assets less liabilities	0.1	76,808

NET ASSETS	100.0%	$121,864,006

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks - Super Regional	$8,081,715	$—	$—	$8,081,715
Diversified Banking Institutions	8,330,171	—	—	8,330,171
Diversified Manufacturing Operations	7,534,094	—	—	7,534,094
Medical - Drugs	9,488,030	—	—	9,488,030
Oil Companies - Integrated	7,483,795	—	—	7,483,795
Other Industries*	79,165,393	—	—	79,165,393
Repurchase Agreements	—	1,704,000	—	1,704,000

Total	$120,083,198	$1,704,000	$—	$121,787,198

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $1,806,395 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — May 31, 2014

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$176,016,942	$641,784,682	$53,670,223	$209,324,449	$271,582,827	$623,583,926	$46,631,175
Investment securities, at value (affiliated)*	–	–	–	–	–	–	205,607,631
Repurchase agreements (cost approximates value)	–	–	–	–	7,987,000	1,540,000	–

Total Investments	176,016,942	641,784,682	53,670,223	209,324,449	279,569,827	625,123,926	252,238,806

Cash	173,193	125,879	652	1,488	310,554	1,003	–
Foreign cash*	199,268	13,978	–	–	–	–	–
Due from broker	–	–	–	–	–	–	2,547,314
Receivable for:
Fund shares sold	6,436	1,368,372	23,259	352,779	1,183	238,556	338,441
Dividends and interest	840,945	295,573	115,373	1,027,090	420,373	2,036,052	154,084
Investments sold	831,398	1,845,842	–	2,274,830	782,822	3,464,526	–
Securites lending income	–	3,622	–	808	1,774	–	–
Prepaid expenses and other assets	23,171	10,614	4,663	11,603	14,882	11,032	4,555
Due from investment adviser for expense reimbursements/fee waivers	–	–	4,524	–	27,976	8,882	2,499
Variation margin on futures contracts	–	–	–	–	–	–	107,615
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	178,091,353	645,448,562	53,818,694	212,993,047	281,129,391	630,883,977	255,393,314

LIABILITIES:
Payable for:
Fund shares reacquired	307,169	42,379	3,282	24,735	93,754	9,226,329	87,914
Investments purchased	1,287,087	1,951,032	65,350	9,225,454	2,602,969	123,803	200,422
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	74,093	369,371	31,287	82,888	179,002	376,817	52,219
Administrative service fee	10,003	34,082	3,017	11,190	15,155	35,182	2,715
Transfer agent fees and expenses	96	266	133	331	97	266	99
Directors’ fees and expenses	4,578	7,167	521	4,132	10,937	8,208	323
Other accrued expenses	64,749	74,355	40,305	62,727	54,018	80,210	48,316
Variation margin on futures contracts	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	27,522,888	–	7,031,113	9,307,323	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	1,747,775	30,001,540	143,895	16,442,570	12,263,255	9,850,815	392,008

NET ASSETS	$176,343,578	$615,447,022	$53,674,799	$196,550,477	$268,866,136	$621,033,162	$255,001,306

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$139,169	$359,572	$35,328	$199,647	$144,326	$469,365	$213,727
Additional paid-in capital	143,558,108	328,290,242	38,568,303	189,915,193	238,454,704	438,290,354	234,345,295
Accumulated undistributed net investment income (loss)	3,552,750	(300,629)	1,017,412	4,818,914	2,429,554	13,410,295	3,580,146
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	10,262,812	57,583,805	1,652,911	(1,660,555)	(33,615,243)	39,095,805	952,387
Unrealized appreciation (depreciation) on investments	18,827,169	229,513,986	12,400,845	3,277,278	61,452,795	129,767,383	14,922,282
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	–	–	–	–	987,469
Unrealized foreign exchange gain (loss) on other assets and liabilities	3,570	46	–	–	–	(40)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$176,343,578	$615,447,022	$53,674,799	$196,550,477	$268,866,136	$621,033,162	$255,001,306

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,916,895	35,957,189	3,532,840	19,964,676	14,432,609	46,936,454	21,372,709
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.67	$17.12	$15.19	$9.84	$18.63	$13.23	$11.93

* Cost
Investment securities (unaffiliated)	$157,189,773	$412,270,696	$41,269,378	$206,047,171	$210,130,032	$493,816,543	$46,371,440

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$190,945,084

Foreign cash	$195,969	$13,971	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$–	$30,124,203	$–	$7,529,237	$10,692,003	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — May 31, 2014 — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$696,069,342	$1,102,496,994	$409,287,097	$444,617,119	$566,701,890	$165,965,922	$1,073,329,976
Investment securities, at value (affiliated)*	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	–	7,264,000	–

Total Investments	696,069,342	1,102,496,994	409,287,097	444,617,119	566,701,890	173,229,922	1,073,329,976

Cash	8,447	831	933	161	118,176	957	1,535
Foreign cash*	4,711,576	7,944,085	179,838	1,439,396	1,074,821	–	75,491
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	1,591,657	7,250,845	1,522,029	83,615	78,468	401,615	51,637
Dividends and interest	1,071,539	5,550,855	698,212	1,169,860	3,821,667	744,562	1,282,274
Investments sold	–	1,353,224	5,133,805	2,062	1,999,226	–	8,600,491
Securites lending income	8,039	285,340	–	1,148	46,057	2,054	12,721
Prepaid expenses and other assets	10,963	18,225	7,600	15,684	11,449	10,197	21,755
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	–	1,028
Variation margin on futures contracts	–	–	–	14,940	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	1,762,056	–	–

TOTAL ASSETS	703,471,563	1,124,900,399	416,829,514	447,343,985	575,613,810	174,389,307	1,083,376,908

LIABILITIES:
Payable for:
Fund shares reacquired	44,128	62,578	28,091	36,260	101,954	15,144	303,322
Investments purchased	78,755	386,494	3,299,026	–	165,979	–	7,557,007
Accrued foreign tax on capital gains	620,769	792,876	76,012	–	–	–	–
Investment advisory and management fees	434,002	598,456	250,881	183,498	230,889	68,481	589,922
Administrative service fee	38,233	60,999	23,169	24,772	31,388	9,245	56,870
Transfer agent fees and expenses	267	234	234	163	99	299	160
Directors’ fees and expenses	8,065	15,279	4,080	9,725	7,898	3,995	18,270
Other accrued expenses	112,214	123,572	65,535	97,728	87,538	50,768	103,238
Variation margin on futures contracts	–	–	–	–	–	–	–
Collateral upon return of securities loaned	23,729,403	45,668,041	–	7,020,216	22,037,399	12,119,901	60,106,031
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	876,591	–	–

TOTAL LIABILITIES	25,065,836	47,708,529	3,747,028	7,372,362	23,539,735	12,267,833	68,734,820

NET ASSETS	$678,405,727	$1,077,191,870	$413,082,486	$439,971,623	$552,074,075	$162,121,474	$1,014,642,088

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$835,934	$941,309	$481,679	$209,492	$391,079	$151,147	$605,430
Additional paid-in capital	746,816,534	950,724,064	346,461,292	466,921,891	432,970,093	157,419,591	717,255,948
Accumulated undistributed net investment income (loss)	13,632,651	23,718,315	4,474,808	8,087,059	8,533,708	3,605,098	5,413,490
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(126,106,188)	(64,042,490)	10,223,655	(89,426,937)	14,019,832	(1,603,174)	110,046,736
Unrealized appreciation (depreciation) on investments	43,831,356	166,646,510	51,515,828	53,839,590	95,265,812	2,548,812	181,320,582
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	–	340,304	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	16,209	(2,962)	1,236	224	893,551	–	(98)
Accrued capital gains tax on unrealized appreciation (depreciation)	(620,769)	(792,876)	(76,012)	–	–	–	–

NET ASSETS	$678,405,727	$1,077,191,870	$413,082,486	$439,971,623	$552,074,075	$162,121,474	$1,014,642,088

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	83,593,389	94,130,917	48,167,900	20,949,196	39,107,876	15,114,743	60,542,983
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.12	$11.44	$8.58	$21.00	$14.12	$10.73	$16.76

* Cost
Investment securities (unaffiliated)	$652,237,986	$935,850,484	$357,771,269	$390,777,529	$471,436,078	$163,417,110	$892,009,394

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$4,694,536	$7,943,876	$179,597	$1,439,306	$1,076,831	$–	$75,408

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$22,439,322	$50,203,486	$–	$8,724,661	$21,035,228	$21,540,097	$67,910,640

See Notes to Financial Statements

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — May 31, 2014 — (continued)

	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	LARGE CAP CORE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$118,143,309	$582,873,722	$465,422,054	$1,230,859,850	$185,597,424	$665,249,770	$178,386,995
Investment securities, at value (affiliated)*	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	196,000	–	–	2,580,000

Total Investments	118,143,309	582,873,722	465,422,054	1,231,055,850	185,597,424	665,249,770	180,966,995

Cash	376	–	961	22,971	522	336,799	776
Foreign cash*	–	37,305	257,363	5,647,005	1,647,665	803,445	–
Due from broker	115,000	–	–	–	–	–	–
Receivable for:
Fund shares sold	5,016	375,094	591,417	2,159,016	3,549	5,930,652	104,921
Dividends and interest	213,467	183,375	2,047,568	6,245,014	2,184,400	2,359,002	209,701
Investments sold	71,462	4,711,921	1,072,929	27,200	–	5,079,406	843,713
Securites lending income	559	–	–	178,419	–	84,669	346
Prepaid expenses and other assets	7,723	9,485	8,445	36,101	9,829	17,687	7,711
Due from investment adviser for expense reimbursements/fee waivers	8,121	–	–	–	–	16,715	–
Variation margin on futures contracts	2,160	–	–	4,796	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	118,567,193	588,190,902	469,400,737	1,245,376,372	189,443,389	679,878,145	182,134,163

LIABILITIES:
Payable for:
Fund shares reacquired	36,279	40,681	51,269	91,586	46,473	243,987	10,348
Investments purchased	70,668	7,140,162	–	–	–	4,470,680	739,182
Accrued foreign tax on capital gains	–	51,089	–	–	–	73,250	–
Investment advisory and management fees	71,673	476,216	187,904	287,460	79,795	490,347	104,545
Administrative service fee	6,451	32,328	26,593	66,515	10,772	36,410	10,081
Transfer agent fees and expenses	201	127	165	396	130	234	133
Directors’ fees and expenses	3,637	5,516	5,116	19,017	4,517	14,243	2,283
Other accrued expenses	49,598	77,007	73,217	171,465	60,985	96,160	49,190
Variation margin on futures contracts	–	–	–	3,249	–	–	–
Collateral upon return of securities loaned	3,923,422	–	–	69,896,541	–	28,420,798	1,569,201
Call and put options written, at value@	–	210,530	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	4,161,929	8,033,656	344,264	70,536,229	202,672	33,846,109	2,484,963

NET ASSETS	$114,405,264	$580,157,246	$469,056,473	$1,174,840,143	$189,240,717	$646,032,036	$179,649,200

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$64,487	$274,921	$414,133	$1,578,250	$154,589	$456,848	$126,064
Additional paid-in capital	101,812,162	302,123,542	435,439,441	1,165,624,868	183,957,847	512,826,972	114,136,330
Accumulated undistributed net investment income (loss)	1,142,950	(1,518,888)	9,513,945	33,251,499	2,862,008	6,295,220	1,846,903
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(964,489)	104,950,246	703,626	(189,472,360)	(400,542)	(2,151,969)	25,695,895
Unrealized appreciation (depreciation) on investments	12,321,983	174,386,347	22,983,597	163,720,578	2,666,749	128,678,588	37,844,008
Unrealized appreciation (depreciation) on futures contracts and written options contracts	28,171	(9,580)	–	179,324	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	1,747	1,731	(42,016)	66	(373)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	(51,089)	–	–	–	(73,250)	–

NET ASSETS	$114,405,264	$580,157,246	$469,056,473	$1,174,840,143	$189,240,717	$646,032,036	$179,649,200

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	6,448,665	27,492,116	41,413,284	157,824,977	15,458,933	45,684,769	12,606,351
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$17.74	$21.10	$11.33	$7.44	$12.24	$14.14	$14.25

* Cost
Investment securities (unaffiliated)	$105,821,326	$408,487,375	$442,438,457	$1,067,139,272	$182,930,675	$536,571,182	$140,542,987

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$37,241	$258,922	$5,684,168	$1,651,594	$805,024	$–

@ Premiums received on options written	$–	$200,950	$–	$–	$–	$–	$–

† Including securities on loan	$4,730,029	$–	$–	$68,894,298	$–	$31,164,604	$2,523,516

See Notes to Financial Statements

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — May 31, 2014 — (continued)

	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$422,575,362	$3,440,872,581	$336,759,423	$344,068,240	$252,513,508	$980,197,558	$109,111,828
Investment securities, at value (affiliated)*	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	15,930,000	–	22,643,000	9,269,000	9,184,000	491,000

Total Investments	422,575,362	3,456,802,581	336,759,423	366,711,240	261,782,508	989,381,558	109,602,828

Cash	2,519,953	186	860	927	282	16,469	604
Foreign cash*	34	–	–	–	–	2,194,137	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	41,912	1,612,606	478,703	585,844	858,626	1,006,668	4,152
Dividends and interest	647,258	3,428,635	259,357	120,124	294,749	662,755	3,674
Investments sold	–	6,455,627	1,300,777	–	–	14,082,343	937,818
Securites lending income	1,999	206,188	31,648	–	1,045	16,868	4,776
Prepaid expenses and other assets	10,671	73,710	8,509	23,122	7,109	31,477	5,353
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	116,567	8,870	–	2,046
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	425,797,189	3,468,579,533	338,839,277	367,557,824	262,953,189	1,007,392,275	110,561,251

LIABILITIES:
Payable for:
Fund shares reacquired	331,128	437,969	154,659	29,435	18,741	315,290	50,289
Investments purchased	696,997	13,917,129	1,666,170	500,973	–	7,985,845	1,252,685
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	217,850	703,911	172,027	125,315	83,632	678,095	73,280
Administrative service fee	22,977	180,241	16,762	21,147	14,114	52,162	5,819
Transfer agent fees and expenses	132	454	98	394	295	367	99
Directors’ fees and expenses	7,022	60,341	4,676	13,799	3,173	27,156	1,263
Other accrued expenses	64,645	271,531	55,718	98,953	83,499	123,056	41,817
Variation margin on futures contracts	–	146,400	–	–	–	–	–
Collateral upon return of securities loaned	16,406,634	273,830,682	39,701,600	–	7,629,742	61,522,541	7,726,053
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	17,747,385	289,548,658	41,771,710	790,016	7,833,196	70,704,512	9,151,305

NET ASSETS	$408,049,804	$3,179,030,875	$297,067,567	$366,767,808	$255,119,993	$936,687,763	$101,409,946

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$292,144	$1,166,908	$185,834	$3,674,021	$292,753	$377,257	$71,800
Additional paid-in capital	291,737,616	2,033,725,634	210,523,940	363,726,949	137,227,867	704,014,473	71,191,156
Accumulated undistributed net investment income (loss)	2,250,645	32,579,965	(2,784)	1,129	2,906,404	(997,823)	(359,903)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	71,890,188	148,065,904	39,645,912	(634,291)	2,224,864	93,238,483	21,873,960
Unrealized appreciation (depreciation) on investments	41,883,440	961,931,042	46,715,464	–	112,182,937	140,043,405	8,632,933
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	1,561,422	–	–	285,168	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(4,229)	–	(799)	–	–	11,968	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$408,049,804	$3,179,030,875	$297,067,567	$366,767,808	$255,119,993	$936,687,763	$101,409,946

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	29,214,387	116,690,842	18,583,436	367,402,110	29,275,349	37,725,688	7,180,015
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.97	$27.24	$15.99	$1.00	$8.71	$24.83	$14.12

* Cost
Investment securities (unaffiliated)	$380,691,922	$2,478,941,539	$290,043,959	$344,068,240	$140,330,571	$840,154,153	$100,478,895

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$34	$–	$–	$–	$–	$2,182,390	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$16,122,554	$305,798,645	$39,797,830	$–	$8,295,413	$62,694,182	$7,436,766

See Notes to Financial Statements

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — May 31, 2014 — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$415,238,471	$1,207,003,656	$280,283,149	$139,047,576	$4,571,405,812	$120,083,198
Investment securities, at value (affiliated)*	–	–	–	–	20,151,348	–
Repurchase agreements (cost approximates value)	–	14,043,000	–	–	18,429,000	1,704,000

Total Investments	415,238,471	1,221,046,656	280,283,149	139,047,576	4,609,986,160	121,787,198

Cash	3,437	938,543	198,915	–	171	631
Foreign cash*	5,815	–	–	–	–	–
Due from broker	–	–	–	–	–	–
Receivable for:
Fund shares sold	2,019	1,456,815	585,396	14,419	550,709	78,422
Dividends and interest	253,706	845,712	558,125	55,929	8,722,414	291,497
Investments sold	652,893	681,309	2,145,865	26,076	125,133	–
Securites lending income	10,358	165,578	4,993	2,228	28,739	–
Prepaid expenses and other assets	16,226	25,448	7,744	5,954	186,429	6,723
Due from investment adviser for expense reimbursements/fee waivers	23,301	–	–	4,184	–	9,330
Variation margin on futures contracts	–	–	–	–	198,180	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL ASSETS	416,206,226	1,225,160,061	283,784,187	139,156,366	4,619,797,935	122,173,801

LIABILITIES:
Payable for:
Fund shares reacquired	136,697	94,953	129,052	67,528	2,284,169	51,368
Investments purchased	655,100	–	1,783,614	296,979	–	124,627
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	270,507	273,390	157,709	89,294	915,921	79,986
Administrative service fee	20,639	62,350	14,194	7,091	251,794	6,922
Transfer agent fees and expenses	97	431	200	99	622	234
Directors’ fees and expenses	12,610	21,090	4,003	1,938	110,135	2,746
Other accrued expenses	67,723	142,847	54,179	45,269	361,502	43,912
Variation margin on futures contracts	–	193,380	–	–	–	–
Collateral upon return of securities loaned	51,235,921	117,506,592	32,062,498	13,809,360	142,870,588	–
Call and put options written, at value@	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL LIABILITIES	52,399,294	118,295,033	34,205,449	14,317,558	146,794,731	309,795

NET ASSETS	$363,806,932	$1,106,865,028	$249,578,738	$124,838,808	$4,473,003,204	$121,864,006

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$242,513	$542,598	$179,934	$85,840	$1,291,094	$85,955
Additional paid-in capital	217,763,323	754,658,740	191,914,330	87,380,930	2,367,085,769	133,683,414
Accumulated undistributed net investment income (loss)	(311,029)	10,840,232	1,924,794	(180,704)	71,943,928	1,709,820
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	52,268,307	55,764,705	15,177,807	27,358,713	105,688,980	(47,859,498)
Unrealized appreciation (depreciation) on investments	93,843,743	286,490,932	40,381,873	10,194,008	1,922,832,836	34,243,961
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	(1,432,184)	–	–	4,160,597	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	75	5	–	21	–	354
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

NET ASSETS	$363,806,932	$1,106,865,028	$249,578,738	$124,838,808	$4,473,003,204	$121,864,006

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	24,251,333	54,259,805	17,993,392	8,584,043	129,109,422	8,595,469
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.00	$20.40	$13.87	$14.54	$34.65	$14.18

* Cost
Investment securities (unaffiliated)	$321,394,728	$920,512,724	$239,901,276	$128,853,568	$2,656,697,662	$85,839,237

Investment securities (affiliated)	$–	$–	$–	$–	$12,026,662	$–

Foreign cash	$5,740	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–

† Including securities on loan	$51,909,376	$113,195,612	$32,139,471	$14,253,348	$200,422,530	$–

See Notes to Financial Statements

VALIC Company I

STATEMENT OF OPERATIONS — For the Period Ended May 31, 2014

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,433,601	$4,055,236	$1,414,484	$30,747	$4,437,372	$18,398,777	$–
Dividends (affiliated)	–	–	–	–	–	–	2,879,408
Securities lending income	–	55,408	–	12,032	37,241	–	–
Interest (unaffiliated)	2,043,125	1,385	164	5,266,366	86	782	593,306

Total investment income*	4,476,726	4,112,029	1,414,648	5,309,145	4,474,699	18,399,559	3,472,714

EXPENSES:
Investment advisory and management fees	842,892	4,084,009	331,606	1,021,753	2,043,763	4,400,384	441,452
Administrative service fee	115,153	380,005	32,342	139,797	174,829	415,516	22,587
Transfer agent fees and expenses	1,215	3,111	1,561	2,751	1,203	3,111	597
Custodian fees	111,601	47,758	22,356	45,605	42,491	43,162	21,289
Reports to shareholders	25,084	82,518	6,992	30,400	38,234	94,611	26,910
Audit and tax fees	38,045	29,734	29,705	41,073	29,800	29,669	30,339
Legal fees	10,576	16,608	8,469	10,854	11,348	17,180	32,304
Directors’ fees and expenses	8,104	25,825	2,194	10,413	12,182	29,432	6,999
Interest expense	1,274	–	176	19	–	161	–
Other expenses	14,126	21,588	13,679	15,162	16,643	22,871	12,079

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,168,070	4,691,156	449,080	1,317,827	2,370,493	5,056,097	594,556

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	(46,417)	–	(322,616)	(68,313)	(29,501)
Fees paid indirectly (Note 7)	(1,823)	(6,120)	(5,645)	–	(5,746)	–	–

Net expenses	1,166,247	4,685,036	397,018	1,317,827	2,042,131	4,987,784	565,055

Net investment income (loss)	3,310,479	(573,007)	1,017,630	3,991,318	2,432,568	13,411,775	2,907,659

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	11,351,576	59,388,540	3,161,247	(688,221)	30,117,467	65,811,042	(180,486)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	1,063,450
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	3,414,762
Net realized gain (loss) on futures contracts and written options contracts	(989,155)	–	–	–	–	–	(2,645,454)
Net realized foreign exchange gain (loss) on other assets and liabilities	119,260	(5,029)	–	–	164	10,124	–

Net realized gain (loss) on investments and foreign currencies	10,481,681	59,383,511	3,161,247	(688,221)	30,117,631	65,821,166	1,652,272

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	4,980,489	64,585,764	3,529,560	1,314,991	15,767,980	11,192,893	522,166
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	12,283,114
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	477,120	–	–	–	–	–	968,385
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	3,253	70	–	–	–	613	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	5,460,862	64,585,834	3,529,560	1,314,991	15,767,980	11,193,506	13,773,665

Net realized and unrealized gain (loss) on investments and foreign currencies	15,942,543	123,969,345	6,690,807	626,770	45,885,611	77,014,672	15,425,937

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,253,022	$123,396,338	$7,708,437	$4,618,088	$48,318,179	$90,426,447	$18,333,596

* Net of foreign withholding taxes on interest and dividends of	$52,988	$1,454	$7,242	$105	$38,099	$134,664	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENT OF OPERATIONS — For the Period Ended May 31, 2014 — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$20,264,875	$31,920,312	$12,866,059	$10,757,819	$10,821,782	$–	$12,858,509
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	138,357	845,877	–	14,781	128,501	8,920	227,125
Interest (unaffiliated)	877	3,733	498	1,356	7,134,051	4,225,969	1,167

Total investment income*	20,404,109	32,769,922	12,866,557	10,773,956	18,084,334	4,234,889	13,086,801

EXPENSES:
Investment advisory and management fees	5,004,849	6,581,419	2,795,836	1,907,852	2,545,991	747,317	6,340,715
Administrative service fee	445,751	673,446	260,711	260,184	348,792	101,995	615,516
Transfer agent fees and expenses	3,098	2,714	2,714	1,997	1,178	3,508	1,906
Custodian fees	529,477	302,566	91,255	89,938	186,380	23,466	95,624
Reports to shareholders	97,292	147,960	58,170	88,381	76,446	22,800	130,666
Audit and tax fees	37,757	38,168	30,632	31,195	40,089	35,031	30,166
Legal fees	29,146	24,536	14,315	19,907	20,579	9,806	24,965
Directors’ fees and expenses	32,336	46,647	18,823	17,102	24,002	6,959	41,830
Interest expense	1,105	1,393	–	–	–	1,033	65
Other expenses	25,467	29,934	22,154	28,673	30,614	12,848	29,412

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	6,206,278	7,848,783	3,294,610	2,445,229	3,274,071	964,763	7,310,865

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	–	–	–	(7,865)
Fees paid indirectly (Note 7)	–	(11,110)	(3,695)	(14,029)	(4,416)	–	–

Net expenses	6,206,278	7,837,673	3,290,915	2,431,200	3,269,655	964,763	7,303,000

Net investment income (loss)	14,197,831	24,932,249	9,575,642	8,342,756	14,814,679	3,270,126	5,783,801

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(1,059,455)	29,102,594	16,813,995	49,094,476	21,804,177	(921,210)	123,054,350
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	(1,586,745)	–	–	717,670	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(224,566)	(96,917)	(8,320)	(30,689)	1,596,790	–	(10,128)

Net realized gain (loss) on investments and foreign currencies	(2,870,766)	29,005,677	16,805,675	49,781,457	23,400,967	(921,210)	123,044,222

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	2,571,900	136,167,219	6,719,906	19,335,002	38,235,480	(720,265)	44,357,005
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	–	383,515	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	37,726	97,645	18,342	46,938	(3,778,885)	–	4,212
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(79,476)	(792,876)	(76,012)	–	84,795	–	744

Net unrealized gain (loss) on investments and foreign currencies	2,530,150	135,471,988	6,662,236	19,765,455	34,541,390	(720,265)	44,361,961

Net realized and unrealized gain (loss) on investments and foreign currencies	(340,616)	164,477,665	23,467,911	69,546,912	57,942,357	(1,641,475)	167,406,183

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,857,215	$189,409,914	$33,043,553	$77,889,668	$72,757,036	$1,628,651	$173,189,984

* Net of foreign withholding taxes on interest and dividends of	$2,543,314	$2,790,994	$649,820	$439,343	$705,749	$–	$69,337

** Net of foreign withholding taxes on capital gains of	$108,371	$–	$–	$–	$51,663	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENT OF OPERATIONS — For the Period Ended May 31, 2014 — (continued)

	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	LARGE CAP CORE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,031,418	$2,650,100	$623,370	$39,487,272	$–	$13,441,804	$3,230,019
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	8,475	–	–	656,558	–	232,985	13,460
Interest (unaffiliated)	151	11,620	11,506,501	5,910	6,092,327	2,265	30

Total investment income*	2,040,044	2,661,720	12,129,871	40,149,740	6,092,327	13,677,054	3,243,509

EXPENSES:
Investment advisory and management fees	784,529	5,106,119	2,111,376	3,181,934	888,922	5,577,060	1,181,047
Administrative service fee	71,420	349,483	301,588	734,720	121,466	418,142	115,246
Transfer agent fees and expenses	2,318	1,637	2,342	5,147	1,586	2,714	1,561
Custodian fees	29,476	73,811	44,004	630,964	42,273	279,123	20,736
Reports to shareholders	21,561	76,150	65,358	193,762	25,362	91,993	25,408
Audit and tax fees	29,743	29,346	36,767	48,561	39,808	38,752	29,797
Legal fees	11,849	24,279	15,587	37,827	11,872	31,713	10,371
Directors’ fees and expenses	4,895	22,879	21,417	51,182	8,580	29,727	8,063
Interest expense	–	–	–	1,670	602	3,980	6
Other expenses	14,967	25,378	17,118	51,735	16,051	34,995	18,977

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	970,758	5,709,082	2,615,557	4,937,502	1,156,522	6,508,199	1,411,212

Fees waived and expenses reimbursed by investment adviser (Note 3)	(81,624)	–	–	–	–	(326,856)	–
Fees paid indirectly (Note 7)	(119)	(9,917)	–	–	–	(1,603)	(15,616)

Net expenses	889,015	5,699,165	2,615,557	4,937,502	1,156,522	6,179,740	1,395,596

Net investment income (loss)	1,151,029	(3,037,445)	9,514,314	35,212,238	4,935,805	7,497,314	1,847,913

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	13,343,445	107,415,643	770,733	52,699,008	(1,789,282)	53,156,201	26,110,035
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	85,931	1,628,195	–	1,384,252	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	13,069	(64,205)	(768,434)	(62,595)	(210,539)	(4)

Net realized gain (loss) on investments and foreign currencies	13,429,376	109,056,907	706,528	53,314,826	(1,851,877)	52,945,662	26,110,031

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	5,384,081	29,689,944	(6,666,261)	88,384,673	4,203,457	33,011,839	3,094,041
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	28,171	(225,523)	–	304,979	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	5,314	24,328	129,468	54,195	66,955	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	74,454	–	112,865	–	15,730	–

Net unrealized gain (loss) on investments and foreign currencies	5,412,252	29,544,189	(6,641,933)	88,931,985	4,257,652	33,094,524	3,094,041

Net realized and unrealized gain (loss) on investments and foreign currencies	18,841,628	138,601,096	(5,935,405)	142,246,811	2,405,775	86,040,186	29,204,072

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,992,657	$135,563,651	$3,578,909	$177,459,049	$7,341,580	$93,537,500	$31,051,985

* Net of foreign withholding taxes on interest and dividends of	$148	$73,044	$7,136	$2,669,918	$(1,158)	$1,115,450	$10,327

** Net of foreign withholding taxes on capital gains of	$–	$104,452	$–	$86,280	$–	$91,050	$–

See Notes to Financial Statements

VALIC Company I

STATEMENT OF OPERATIONS — For the Period Ended May 31, 2014 — (continued)

	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,167,246	$42,125,693	$1,987,102	$–	$4,084,459	$6,659,803	$219,848
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	27,738	1,532,825	194,392	–	30,768	383,255	77,809
Interest (unaffiliated)	742	9,002	755	634,114	518	12,051	55

Total investment income*	5,195,726	43,667,520	2,182,249	634,114	4,115,745	7,055,109	297,712

EXPENSES:
Investment advisory and management fees	2,487,135	8,105,084	1,999,453	1,515,812	909,028	7,673,673	871,240
Administrative service fee	265,421	2,088,902	196,878	258,999	155,128	596,181	69,949
Transfer agent fees and expenses	1,562	6,413	2,343	5,706	4,380	5,086	1,178
Custodian fees	43,902	149,394	45,792	22,568	16,251	119,647	24,842
Reports to shareholders	78,727	460,179	43,350	56,148	33,713	128,587	15,307
Audit and tax fees	29,739	29,758	29,937	35,031	29,754	29,378	29,698
Legal fees	21,553	56,700	12,449	13,544	10,834	21,068	9,020
Directors’ fees and expenses	18,588	146,352	13,460	18,499	10,533	40,242	4,681
Interest expense	357	77	42	–	–	126	14
Other expenses	23,507	99,451	17,756	13,042	115,083	40,754	14,482

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	2,970,491	11,142,310	2,361,460	1,939,349	1,284,704	8,654,742	1,040,411

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	(1,343,189)	(80,195)	–	(25,673)
Fees paid indirectly (Note 7)	(6,958)	–	(20,541)	–	–	(62,172)	–

Net expenses	2,963,533	11,142,310	2,340,919	596,160	1,204,509	8,592,570	1,014,738

Net investment income (loss)	2,232,193	32,525,210	(158,670)	37,954	2,911,236	(1,537,461)	(717,026)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	76,570,851	175,920,302	42,089,867	8,056	3,925,430	182,410,891	22,832,508
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	9,054,278	–	–	1,671,766	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	27,575	–	(4,268)	–	–	(36,044)	–

Net realized gain (loss) on investments and foreign currencies	76,598,426	184,974,580	42,085,599	8,056	5,597,196	182,374,847	22,832,508

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(2,728,211)	279,793,003	(4,771,545)	–	44,298,688	39,151,612	(7,552,443)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	(1,319,711)	–	–	69,788	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(6,012)	–	517	–	–	17,971	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(2,734,223)	278,473,292	(4,771,028)	–	44,368,476	39,169,583	(7,552,443)

Net realized and unrealized gain (loss) on investments and foreign currencies	73,864,203	463,447,872	37,314,571	8,056	49,965,672	221,544,430	15,280,065

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,096,396	$495,973,082	$37,155,901	$46,010	$52,876,908	$220,006,969	$14,563,039

* Net of foreign withholding taxes on interest and dividends of	$95,835	$–	$52,361	$–	$7,494	$140,975	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENT OF OPERATIONS — For the Period Ended May 31, 2014 — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,331,760	$13,455,919	4,213,430	557,938	86,109,897	2,703,954
Dividends (affiliated)	–	–	–	–	126,274	–
Securities lending income	141,480	2,113,370	100,298	55,282	340,066	–
Interest (unaffiliated)	2,521	6,563	899	88	10,810	25

Total investment income*	3,475,761	15,575,852	4,314,627	613,308	86,587,047	2,703,979

EXPENSES:
Investment advisory and management fees	3,263,986	3,206,997	1,828,034	1,035,132	10,415,308	911,667
Administrative service fee	252,273	739,370	166,457	83,162	2,873,705	79,842
Transfer agent fees and expenses	1,203	6,017	2,331	1,178	7,962	2,714
Custodian fees	78,376	126,229	43,240	30,093	206,131	17,793
Reports to shareholders	55,370	161,575	36,677	30,356	628,512	17,567
Audit and tax fees	29,615	29,324	29,634	29,561	29,851	29,805
Legal fees	13,578	23,744	11,118	22,072	144,359	9,751
Directors’ fees and expenses	17,716	50,862	11,524	5,734	200,433	5,600
Interest expense	341	216	27	–	308	32
Other expenses	27,735	26,515	19,193	13,478	128,286	15,673

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	3,740,193	4,370,849	2,148,235	1,250,766	14,634,855	1,090,444

Fees waived and expenses reimbursed by investment adviser (Note 3)	(305,774)	–	–	(32,964)	–	(96,961)
Fees paid indirectly (Note 7)	(16,137)	–	(2,161)	(976)	–	(307)

Net expenses	3,418,282	4,370,849	2,146,074	1,216,826	14,634,855	993,176

Net investment income (loss)	57,479	11,205,003	2,168,553	(603,518)	71,952,192	1,710,803

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	53,566,069	53,209,859	39,977,821	28,534,632	191,195,014	3,384,432
Net realized gain (loss) on investments (affiliated)	–	–	–	–	(20,416,344)	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	8,708,024	–	–	7,876,144	–
Net realized foreign exchange gain (loss) on other assets and liabilities	18	(79)	2	(4)	–	230

Net realized gain (loss) on investments and foreign currencies	53,566,087	61,917,804	39,977,823	28,534,628	178,654,814	3,384,662

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	4,287,439	91,737,727	8,499,367	(7,602,582)	492,838,789	12,474,380
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	24,129,039	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	(2,716,344)	–	–	3,003,275	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	75	(2)	–	21	–	513
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	4,287,514	89,021,381	8,499,367	(7,602,561)	519,971,103	12,474,893

Net realized and unrealized gain (loss) on investments and foreign currencies	57,853,601	150,939,185	48,477,190	20,932,067	698,625,917	15,859,555

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,911,080	$162,144,188	$50,645,743	$20,328,549	$770,578,109	$17,570,358

* Net of foreign withholding taxes on interest and dividends of	$3,777	$8,992	$3,857	$4,758	$5,631	$20,295

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,310,479	$2,800,764	$(573,007)	$948,231	$1,017,630	$658,450	$3,991,318	$4,036,777
Net realized gain (loss) on investments and foreign currencies	10,481,681	10,398,535	59,383,511	38,177,384	3,161,247	1,473,982	(688,221)	5,814,565
Net unrealized gain (loss) on investments and foreign currencies	5,460,862	8,472,957	64,585,834	51,009,724	3,529,560	7,080,789	1,314,991	(6,586,307)

Net increase (decrease) in net assets resulting from operations	19,253,022	21,672,256	123,396,338	90,135,339	7,708,437	9,213,221	4,618,088	3,265,035

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,034,040)	(3,231,904)	(1,020,429)	(224,987)	(658,578)	(209,946)	(5,583,373)	(5,162,897)
Net realized gain on securities	(9,470,291)	(651,012)	(22,993,791)	–	–	–	(2,713,195)	–

Total distributions to shareholders	(12,504,331)	(3,882,916)	(24,014,220)	(224,987)	(658,578)	(209,946)	(8,296,568)	(5,162,897)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	5,806,809	1,144,350	20,839,194	669,780	4,723,837	4,422,227	(29,789,313)	(1,073,543)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,555,500	18,933,690	120,221,312	90,580,132	11,773,696	13,425,502	(33,467,793)	(2,971,405)
NET ASSETS:
Beginning of period	163,788,078	144,854,388	495,225,710	404,645,578	41,901,103	28,475,601	230,018,270	232,989,675

End of period†	$176,343,578	$163,788,078	$615,447,022	$495,225,710	$53,674,799	$41,901,103	$196,550,477	$230,018,270

† Includes accumulated undistributed net investment income (loss)	$3,552,750	$3,021,913	$(300,629)	$894,581	$1,017,412	$658,360	$4,818,914	$5,569,425

See Notes to Financial Statements

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND		EMERGING ECONOMIES FUND
	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Period Ended December 19,2012# - May 31,2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,432,568	$3,117,416	$13,411,775	$12,392,478	$2,907,659	$(7,830)	$14,197,831	$10,805,815
Net realized gain (loss) on investments and foreign currencies	30,117,631	13,851,336	65,821,166	10,133,966	1,652,272	574,789	(2,870,766)	1,867,115
Net unrealized gain (loss) on investments and foreign currencies	15,767,980	40,945,387	11,193,506	87,263,946	13,773,665	2,136,086	2,530,150	66,716,593

Net increase (decrease) in net assets resulting from operations	48,318,179	57,914,139	90,426,447	109,790,390	18,333,596	2,703,045	13,857,215	79,389,523

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,126,657)	(3,330,758)	(12,390,438)	(7,071,676)	–	–	(9,729,373)	(4,045,089)
Net realized gain on securities	–	–	–	–	(594,836)	–	–	–

Total distributions to shareholders	(3,126,657)	(3,330,758)	(12,390,438)	(7,071,676)	(594,836)	–	(9,729,373)	(4,045,089)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(18,692,623)	(23,205,206)	(24,502,148)	118,348,241	150,358,741	84,200,760	(24,201,829)	121,818,078

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,498,899	31,378,175	53,533,861	221,066,955	168,097,501	86,903,805	(20,073,987)	197,162,512
NET ASSETS:
Beginning of period	242,367,237	210,989,062	567,499,301	346,432,346	86,903,805	–	698,479,714	501,317,202

End of period†	$268,866,136	$242,367,237	$621,033,162	$567,499,301	$255,001,306	$86,903,805	$678,405,727	$698,479,714

† Includes accumulated undistributed net investment income (loss)	$2,429,554	$3,100,714	$13,410,295	$12,375,143	$3,580,146	$(7,162)	$13,632,651	$9,375,139

#	Commencement of operations

See Notes to Financial Statements

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	FOREIGN VALUE FUND		GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND
	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$24,932,249	$19,917,745	$9,575,642	$6,441,100	$8,342,756	$5,791,683	$14,814,679	$12,986,856
Net realized gain (loss) on investments and foreign currencies	29,005,677	(379,496)	16,805,675	33,641,391	49,781,457	17,929,647	23,400,967	6,912,109
Net unrealized gain (loss) on investments and foreign currencies	135,471,988	237,574,077	6,662,236	36,198,991	19,765,455	46,328,495	34,541,390	98,286,241

Net increase (decrease) in net assets resulting from operations	189,409,914	257,112,326	33,043,553	76,281,482	77,889,668	70,049,825	72,757,036	118,185,206

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,579,170)	(26,987,749)	(20,312,399)	(5,610,988)	(6,041,120)	(5,032,332)	(17,494,448)	(26,416,216)
Net realized gain on securities	–	–	(24,544,043)	(10,219,178)	–	–	–	–

Total distributions to shareholders	(19,579,170)	(26,987,749)	(44,856,442)	(15,830,166)	(6,041,120)	(5,032,332)	(17,494,448)	(26,416,216)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(5,663,936)	(75,193,163)	40,352,404	42,452,241	67,578,045	(5,753,556)	31,751,314	(66,593,056)

TOTAL INCREASE (DECREASE) IN NET ASSETS	164,166,808	154,931,414	28,539,515	102,903,557	139,426,593	59,263,937	87,013,902	25,175,934
NET ASSETS:
Beginning of period	913,025,062	758,093,648	384,542,971	281,639,414	300,545,030	241,281,093	465,060,173	439,884,239

End of period†	$1,077,191,870	$913,025,062	$413,082,486	$384,542,971	$439,971,623	$300,545,030	$552,074,075	$465,060,173

† Includes accumulated undistributed net investment income (loss)	$23,718,315	$18,462,153	$4,474,808	$10,123,156	$8,087,059	$5,686,578	$8,533,708	$10,357,646

See Notes to Financial Statements

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT SECURITIES FUND		GROWTH FUND		GROWTH & INCOME FUND		HEALTH SCIENCES FUND
	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,270,126	$3,071,794	$5,783,801	$7,640,559	$1,151,029	$875,242	$(3,037,445)	$(1,589,840)
Net realized gain (loss) on investments and foreign currencies	(921,210)	855,822	123,044,222	83,739,345	13,429,376	10,648,542	109,056,907	21,189,628
Net unrealized gain (loss) on investments and foreign currencies	(720,265)	(4,579,312)	44,361,961	55,868,878	5,412,252	7,243,990	29,544,189	89,196,870

Net increase (decrease) in net assets resulting from operations	1,628,651	(651,696)	173,189,984	147,248,782	19,992,657	18,767,774	135,563,651	108,796,658

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,636,430)	(3,575,957)	(8,021,572)	(5,671,417)	(842,484)	(767,908)	–	–
Net realized gain on securities	(595,233)	(754,395)	–	–	–	–	(19,465,321)	(18,519,035)

Total distributions to shareholders	(4,231,663)	(4,330,352)	(8,021,572)	(5,671,417)	(842,484)	(767,908)	(19,465,321)	(18,519,035)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	27,938,383	(4,160,924)	25,932,733	(83,551,486)	(411,542)	(3,390,268)	51,961,104	61,165,792

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,335,371	(9,142,972)	191,101,145	58,025,879	18,738,631	14,609,598	168,059,434	151,443,415
NET ASSETS:
Beginning of period	136,786,103	145,929,075	823,540,943	765,515,064	95,666,633	81,057,035	412,097,812	260,654,397

End of period†	$162,121,474	$136,786,103	$1,014,642,088	$823,540,943	$114,405,264	$95,666,633	$580,157,246	$412,097,812

† Includes accumulated undistributed net investment income (loss)	$3,605,098	$3,623,989	$5,413,490	$7,654,064	$1,142,950	$881,057	$(1,518,888)	$(1,579,227)

See Notes to Financial Statements

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INFLATION PROTECTED FUND		INTERNATIONAL EQUITIES FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH FUND
	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,514,314	$8,507,330	$35,212,238	$24,633,247	$4,935,805	$5,245,339	$7,497,314	$8,608,611
Net realized gain (loss) on investments and foreign currencies	706,528	4,991,083	53,314,826	8,699,013	(1,851,877)	2,894,605	52,945,662	26,674,905
Net unrealized gain (loss) on investments and foreign currencies	(6,641,933)	(12,991,606)	88,931,985	165,017,377	4,257,652	(4,157,904)	33,094,524	101,712,051

Net increase (decrease) in net assets resulting from operations	3,578,909	506,807	177,459,049	198,349,637	7,341,580	3,982,040	93,537,500	136,995,567

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,540,718)	(11,468,245)	(27,041,667)	(23,116,984)	(3,330,576)	(6,321,232)	(10,866,892)	(8,748,947)
Net realized gain on securities	(2,261,140)	–	–	–	(2,078,189)	(4,789,535)	–	–

Total distributions to shareholders	(10,801,858)	(11,468,245)	(27,041,667)	(23,116,984)	(5,408,765)	(11,110,767)	(10,866,892)	(8,748,947)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	29,962,898	43,460,085	23,472,754	135,877,424	2,717,618	(3,775,055)	(39,724,777)	(10,999,285)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,739,949	32,498,647	173,890,136	311,110,077	4,650,433	(10,903,782)	42,945,831	117,247,335
NET ASSETS:
Beginning of period	446,316,524	413,817,877	1,000,950,007	689,839,930	184,590,284	195,494,066	603,086,205	485,838,870

End of period†	$469,056,473	$446,316,524	$1,174,840,143	$1,000,950,007	$189,240,717	$184,590,284	$646,032,036	$603,086,205

† Includes accumulated undistributed net investment income (loss)	$9,513,945	$8,541,416	$33,251,499	$24,586,879	$2,862,008	$3,485,160	$6,295,220	$8,692,282

See Notes to Financial Statements

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	LARGE CAP CORE FUND		LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND
	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,847,913	$1,607,927	$2,232,193	$2,079,320	$32,525,210	$34,674,029	$(158,670)	$1,570,418
Net realized gain (loss) on investments and foreign currencies	26,110,031	11,995,134	76,598,426	27,629,318	184,974,580	128,193,742	42,085,599	4,590,171
Net unrealized gain (loss) on investments and foreign currencies	3,094,041	25,234,105	(2,734,223)	31,006,367	278,473,292	517,919,773	(4,771,028)	44,260,607

Net increase (decrease) in net assets resulting from operations	31,051,985	38,837,166	76,096,396	60,715,005	495,973,082	680,787,544	37,155,901	50,421,196

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,608,872)	(1,347,765)	(1,893,384)	(739,174)	(34,843,990)	(25,086,430)	(1,496,140)	–
Net realized gain on securities	(11,817,255)	(16,063,573)	(29,860,274)	(28,422,069)	(130,271,727)	(87,788,582)	(3,561,209)	(5,866,213)

Total distributions to shareholders	(13,426,127)	(17,411,338)	(31,753,658)	(29,161,243)	(165,115,717)	(112,875,012)	(5,057,349)	(5,866,213)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	1,406,520	13,909,909	(3,820,150)	(7,997,307)	(77,134,315)	(58,068,883)	4,831,238	(30,454,634)

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,032,378	35,335,737	40,522,588	23,556,455	253,723,050	509,843,649	36,929,790	14,100,349
NET ASSETS:
Beginning of period	160,616,822	125,281,085	367,527,216	343,970,761	2,925,307,825	2,415,464,176	260,137,777	246,037,428

End of period†	$179,649,200	$160,616,822	$408,049,804	$367,527,216	$3,179,030,875	$2,925,307,825	$297,067,567	$260,137,777

† Includes accumulated undistributed net investment income (loss)	$1,846,903	$1,607,866	$2,250,645	$2,076,673	$32,579,965	$34,898,745	$(2,784)	$1,654,751

See Notes to Financial Statements

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	MONEY MARKET I FUND		NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND
	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$37,954	$39,082	$2,911,236	$1,956,998	$(1,537,461)	$1,128,596	$(717,026)	$(461,727)
Net realized gain (loss) on investments and foreign currencies	8,056	17,162	5,597,196	(874,788)	182,374,847	47,881,619	22,832,508	10,050,352
Net unrealized gain (loss) on investments and foreign currencies	–	–	44,368,476	31,348,634	39,169,583	92,538,877	(7,552,443)	10,150,381

Net increase (decrease) in net assets resulting from operations	46,010	56,244	52,876,908	32,430,844	220,006,969	141,549,092	14,563,039	19,739,006

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(37,954)	(39,087)	(1,962,139)	(846,374)	(1,174,500)	–	–	–
Net realized gain on securities	–	–	(1,258,894)	(4,326,723)	–	–	(9,763,467)	(1,041,533)

Total distributions to shareholders	(37,954)	(39,087)	(3,221,033)	(5,173,097)	(1,174,500)	–	(9,763,467)	(1,041,533)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(11,326,475)	(30,418,197)	2,869,481	12,354,293	(54,758,443)	(83,053,460)	14,387,907	(8,699,269)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,318,419)	(30,401,040)	52,525,356	39,612,040	164,074,026	58,495,632	19,187,479	9,998,204
NET ASSETS:
Beginning of period	378,086,227	408,487,267	202,594,637	162,982,597	772,613,737	714,118,105	82,222,467	72,224,263

End of period†	$366,767,808	$378,086,227	$255,119,993	$202,594,637	$936,687,763	$772,613,737	$101,409,946	$82,222,467

† Includes accumulated undistributed net investment income (loss)	$1,129	$1,129	$2,906,404	$1,957,307	$(997,823)	$1,181,798	$(359,903)	$(240,150)

See Notes to Financial Statements

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP FUND		SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND
	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$57,479	$1,136,172	$11,205,003	$13,275,709	$2,168,553	$1,503,889	$(603,518)	$39,382
Net realized gain (loss) on investments and foreign currencies	53,566,087	31,107,450	61,917,804	23,827,570	39,977,823	10,742,051	28,534,628	8,657,131
Net unrealized gain (loss) on investments and foreign currencies	4,287,514	53,153,238	89,021,381	200,876,154	8,499,367	36,161,405	(7,602,561)	10,471,627

Net increase (decrease) in net assets resulting from operations	57,911,080	85,396,860	162,144,188	237,979,433	50,645,743	48,407,345	20,328,549	19,168,140

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,201,353)	(224,117)	(13,977,039)	(10,815,364)	(1,802,415)	(1,204,354)	(41,716)	–
Net realized gain on securities	(16,963,418)	–	(25,815,375)	–	–	–	(4,202,101)	–

Total distributions to shareholders	(18,164,771)	(224,117)	(39,792,414)	(10,815,364)	(1,802,415)	(1,204,354)	(4,243,817)	–

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(26,784,516)	(33,472,859)	155,988	(48,590,387)	(25,404,462)	(2,439,128)	(528,577)	(11,017,111)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,961,793	51,699,884	122,507,762	178,573,682	23,438,866	44,763,863	15,556,155	8,151,029
NET ASSETS:
Beginning of period	350,845,139	299,145,255	984,357,266	805,783,584	226,139,872	181,376,009	109,282,653	101,131,624

End of period†	$363,806,932	$350,845,139	$1,106,865,028	$984,357,266	$249,578,738	$226,139,872	$124,838,808	$109,282,653

† Includes accumulated undistributed net investment income (loss)	$(311,029)	$737,121	$10,840,232	$13,591,554	$1,924,794	$1,586,725	$(180,704)	$(143,145)

See Notes to Financial Statements

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		VALUE FUND
	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2014	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$71,952,192	$71,207,339	$1,710,803	$1,911,428
Net realized gain (loss) on investments and foreign currencies	178,654,814	118,853,048	3,384,662	4,882,432
Net unrealized gain (loss) on investments and foreign currencies	519,971,103	687,301,881	12,474,893	21,878,618

Net increase (decrease) in net assets resulting from operations	770,578,109	877,362,268	17,570,358	28,672,478

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(71,303,393)	(61,450,683)	(1,912,183)	(2,211,912)
Net realized gain on securities	(99,954,931)	(54,568,138)	–	–

Total distributions to shareholders	(171,258,324)	(116,018,821)	(1,912,183)	(2,211,912)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(100,847,335)	(180,478,280)	(5,096,777)	(15,978,360)

TOTAL INCREASE (DECREASE) IN NET ASSETS	498,472,450	580,865,167	10,561,398	10,482,206
NET ASSETS:
Beginning of period	3,974,530,754	3,393,665,587	111,302,608	100,820,402

End of period†	$4,473,003,204	$3,974,530,754	$121,864,006	$111,302,608

† Includes accumulated undistributed net investment income (loss)	$71,943,928	$71,265,697	$1,709,820	$1,910,748

See Notes to Financial Statements

VALIC Company I

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 34 separate mutual funds (each, a “Fund” and collectively, the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund	International Equities Fund
Blue Chip Growth Fund	International Government Bond Fund
Broad Cap Value Income Fund	International Growth Fund
Capital Conservation Fund	Large Cap Core Fund
Core Equity Fund	Large Capital Growth Fund
Dividend Value Fund	Mid Cap Index Fund
Dynamic Allocation Fund*	Mid Cap Strategic Growth Fund
Emerging Economies Fund	Money Market I Fund
Foreign Value Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Social Awareness Fund	Small Cap Aggressive Growth Fund
Global Strategy Fund	Small Cap Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
Growth & Income Fund	Small-Mid Growth Fund
Health Sciences Fund	Stock Index Fund
Inflation Protected Fund	Value Fund

*	The Dynamic Allocation Fund invests under normal conditions approximately 70% to 90% of its assets in shares of the Underlying Funds, which are funds of VC I and VALIC Company II (“VC II”), (collectively, the “Underlying Companies”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds (“ETFs”), fixed income securities and short-term investments (the “Overlay Component”).

Each Fund is diversified with the exception of International Government Bond Fund and Nasdaq-100® Index Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”), etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of May 31, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 pm eastern time forward rate and are generally categorized as Level 2.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the year ended May 31, 2014, the Global Strategy

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund used Forward Contracts to attempt protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of May 31, 2014, the Global Strategy Fund had open forward contracts, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the year ended May 31, 2014, the Asset Allocation Fund, Dynamic Allocation Fund, Emerging Economies Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. As of May 31, 2014, the following Funds had open futures contracts: Dynamic Allocation Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Options: Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the year ended May 31, 2014, the Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of May 31, 2014, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the year ended May 31, 2014 are summarized as follows:

	Written Options
	Health Sciences
	Number of Contracts	Premiums Received
Options outstanding as of May 31, 2013	2,369	$1,536,253
Options written	1,931	749,892
Options terminated in closing purchase transactions	(807)	(436,112)
Options exercised	(618)	(166,189)
Options expired	(2,438)	(1,482,894)

Options outstanding as of May 31, 2014	437	$200,950

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Asset and Liabilities.

The following tables represent the value of derivatives held as of May 31, 2014, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended May 31, 2014. For a detailed presentation of derivatives held as of May 31, 2014, please refer to the Portfolio of Investments:

Asset Allocation Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(989,155)	$477,120

(1)	The Fund’s derivative contracts held during the period ended May 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $0

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Dynamic Allocation Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$107,615	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(2,645,454)	$968,385

(1)	The Fund’s derivative contracts held during the period ended May 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $28,196,056
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $987,469 as reported in the Portfolio of Investments.

Emerging Economies Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(1,586,745)	$—

(1)	The Fund’s derivative contracts held during the period ended May 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $5,282,013

	Global Social Awareness Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$14,940	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$717,670	$383,515

(1)	The Fund’s derivative contracts held during the period ended May 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $8,973,918
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $340,304 as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Strategy Fund
Derivative Contracts(1)	Asset Derivatives 2014		Liability Derivatives 2014
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$1,762,056	Unrealized depreciation on forward foreign currency contracts	$876,591

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$1,405,171	$(3,863,213)

(1)	The Fund’s derivative contracts held during the period ended May 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $153,404,147.

	Growth & Income Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$2,160	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$85,931	$28,171

(1)	The Fund’s derivative contracts held during the period ended May 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $717,473
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $28,171 as reported in the Portfolio of Investments.

	Health Sciences Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Call and put options purchased, at value	—	Call and put options purchased, at value	$—
	Call and put options written, at value	—	Call and put options written, at value	210,530

		$—		$210,530

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(3)(4)(5)	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	$(6,536)	—
	Net realized gain (loss) on futures contracts and written options contracts/ Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	1,628,195	(225,523)

		$1,621,659	$(225,523)

(1)	The Fund’s derivative contracts held during the period ended May 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity purchased options contracts was $516
(3)	The average value outstanding for equity written options contracts was $462,858
(4)	The realized gain (loss) on options purchased are included in net realized gain (loss) on investments.
(5)	The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments (unaffiliated)

	International Equities Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$4,796	Variation margin on futures contracts	$3,249

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$1,384,252	$304,979

(1)	The Fund’s derivative contracts held during the period ended May 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $14,414,548
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation(depreciation) of $179,324 as reported in the Portfolio of Investments.

	Mid Cap Index Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$146,400

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$9,054,278	$(1,319,711)

(1)	The Fund’s derivative contracts held during the period ended May 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $56,302,398
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $1,561,422 as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Nasdaq-100® Index Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$1,671,766	$69,788

(1)	The Fund’s derivative contracts held during the period ended May 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $7,130,868
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $285,168 as reported in the Portfolio of Investments.

	Small Cap Index Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$193,380

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$8,708,024	$(2,716,344)

(1)	The Fund’s derivative contracts held during the period ended May 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $35,734,253
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(1,432,184) as reported in the Portfolio of Investments.

	Stock Index Fund
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$198,180	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$7,876,144	$3,003,275

(1)	The Fund’s derivative contracts held during the period ended May 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $75,224,290
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $4,160,597 as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

As of May 31, 2014, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements. If a Fund does not have a derivative or financial asset or liability, a table will not be presented. Futures contracts are presented at the variation margin receivable or payable. The repurchase agreements and securities on loan held by a Fund as of May 31, 2014, are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about a Fund’s holdings in repurchase agreements and securities on loan.

	Dynamic Allocation Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Equity contracts
Exchange traded	$107,615	$—	$107,615

Total derivatives, subject to a master netting arrangement or similar arrangement	$107,615	$—	$107,615

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$107,615	$—	$(107,615)	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Social Awareness Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Total derivatives, not subject to a master netting arrangement or similar arrangement	$14,940	$—	$14,940

	Growth and Income
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Equity contracts Exchange traded	$2,160	$—	$2,160

Total derivatives, subject to a master netting arrangement or similar arrangement	$2,160	$—	$2,160

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Counterparty
Goldman Sachs & Co.*	$2,160	$—	$(2,160)	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Strategy Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Foreign Exchange Contracts	$1,762,056	$—	$1,762,056

Total derivatives, subject to a master netting arrangement or similar arrangement	$1,762,056	$—	$1,762,056

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Bank of America, N.A.	$2,282	$(163)	$—	$2,119
Barclays Investments, Inc.	342,065	(70,378)	—	271,687
Citibank N.A.	153,360	(133,222)	—	20,138
Deutsche Bank AG	574,893	(323,929)	—	250,964
Goldman Sachs International	10,902	(10,902)	—	—
HSBC Bank PLC	304,187	(59,745)	—	244,442
JPMorgan Chase & Co.	302,156	(97,135)	—	205,021
Morgan Stanley & Co., Inc.	33,120	(33,120)	—	—
Standard Chartered Bank	39,091	(15,837)	—	23,254

	$1,762,056	$(744,431)	$—	$1,017,625

@	For each respective counterparty collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative of financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Strategy Fund (continued)

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Foreign Exchange Contracts	$876,591	$—	$876,591

Total derivatives, subject to a master netting arrangement or similar arrangement	$876,591	$—	$876,591

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Bank of America, N.A.	$163	$(163)	$—	$—
Barclays Investments, Inc.	70,378	(70,378)	—	—
Citibank N.A.	133,222	(133,222)	—	—
Deutsche Bank AG	323,929	(323,929)	—	—
Goldman Sachs International	14,673	(10,902)	—	3,771
HSBC Bank PLC	59,745	(59,745)	—	—
JPMorgan Chase & Co.	97,135	(97,135)	—	—
Morgan Stanley & Co., Inc.	34,738	(33,120)	—	1,618
Standard Chartered Bank	15,837	(15,837)	—	—
UBS AG	126,771	—	—	126,771

	$876,591	$(744,431)	$—	$132,160

@	For each respective counterparty collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative of financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Health Sciences Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Equity contracts Over the counter	$210,530	$—	$210,530

Total derivatives, subject to a master netting arrangement or similar arrangement	$210,530	$—	$210,530

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Counterparty
Citigroup Global Markets, Inc.	$8,968	$—	$—	$8,968
JPMorgan Clearing Corp.	3,140	—	—	3,140
Morgan Stanley & Co. LLC	198,422	—	—	198,422

	$210,530	$—	$—	$210,530

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	International Equities Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Total derivatives, not subject to a master netting arrangement or similar arrangement	$4,796	$—	$4,796

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, not subject to a master netting arrangement or similar arrangement	$3,249	$—	$3,249

	Mid Cap Index Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, not subject to a master netting arrangement or similar arrangement	$146,400	$—	$146,400

	Small Cap Index
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, not subject to a master netting arrangement or similar arrangement	$193,380	$—	$193,380

	Stock Index Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Total derivatives, not subject to a master netting arrangement or similar arrangement	$198,180	$—	$198,180

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation- indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of May 31, 2014, the following funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.73%	$1,540,000
Mid Cap Index	7.56%	15,930,000
Money Market I	10.75%	22,643,000
Nasdaq-100® Index	4.40%	9,269,000
Small Cap Index	6.67%	14,043,000
Stock Index	8.75%	18,429,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated May 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $210,685,000, a repurchase price of $210,685,000, and a maturity date of June 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.00%	2/28/2021	$196,925,000	$197,775,913
U.S. Treasury Notes	2.13%	8/15/2021	8,360,000	8,431,938
U.S. Treasury Notes	3.38%	11/15/2019	610,000	666,425
U.S. Treasury Bonds	8.00%	11/15/2021	5,680,000	8,024,659

Mortgage-Backed Dollar Rolls: During the year ended May 31, 2014, the Asset Allocation Fund and Capital Conservation Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Asset Allocation Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statement of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended May 31, 2014, the Asset Allocation Fund and Capital Conservation Fund had realized gains (losses) from mortgage-backed dollar rolls of $(18,911) and $159,371 respectively.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Investment Securities Loaned: To realize additional income, a Fund, except for the Money Market I Fund, may lend portfolio securities with a value of up to 33 1/3% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the Custodian with the right to make loans of the Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the Custodian will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The Custodian is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Fund.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Dynamic Allocation Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the underlying Funds.

Dividends from net investment income, if any, are paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 — 2013 or expected to be taken in each Fund’s 2014 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

New Accounting Pronouncements

In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”, which was subsequently clarified in ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning after January 1, 2013, and interim reports within those annual periods. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and 2013-01.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each fund’s average daily net asset value at the following annual rates.

International Equities Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund	0.50% on the first $500 million
0.46% on assets over $500 million

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through September 30, 2015. For the purposes of the waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, fares and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not deemed to be interested persons of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity	0.80%
Dividend Value	0.82%
Dynamic Allocation	0.32%
Global Real Estate	0.95%
Government Securities	0.67%
Growth	0.81%
Growth & Income	0.85%
Inflation Protected	0.65%
International Growth	1.01%
Large Cap Core	0.85%
Large Capital Growth	0.80%
Mid Cap Strategic Growth	0.85%
Money Market I	0.55%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Small Cap Special Values	0.90%
Small-Mid Growth	1.00%
Value	0.85%

For the year ended May 31, 2014, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Broad Cap Value Income	$46,417
Core Equity	322,616
Dividend Value	68,313
Dynamic Allocation	34,131
Growth	7,865
Growth & Income	81,624
International Growth	326,856
Money Market I	—
Nasdaq-100® Index	80,195
Small Cap Aggressive Growth	25,673
Small Cap	305,774
Small-Mid Growth	32,964
Value	96,961

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market I Fund will be able to avoid a negative yield. For the year ended May 31, 2014, VALIC voluntarily waived $1,343,189 of expenses for the Money Market I Fund.

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the year ended May 31, 2014, the amounts recouped by VALIC for the Dynamic Allocation Fund was $4,630.

At May 31, 2014, expenses previously waived and/or reimbursed by VALIC that are subject to recoupment and expire during the time period indicated are as follows:

	Expenses Reimbursed
Fund	May 31, 2015	May 31, 2016
Dynamic Allocation	$48,946	$34,131

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S. LLC (“AGI US”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

American Century Investment Management, Inc. (“American Century”)—subadviser for the Growth Fund and a portion of the International Growth Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Large Cap Core Fund.

Dreman Value Management, LLC—subadviser for a portion of the Small Cap Special Values Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.@—subadviser for the Small-Mid Growth Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the International Growth Fund, a portion of the Global Real Estate Fund, and a portion of the Small Cap Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)†#—subadviser for the Emerging Economies Fund, Growth & Income Fund and Government Securities Fund.

Massachusetts Financial Services Company (“MFS”)*—subadviser for the Large Capital Growth Fund and a portion of the International Growth Fund.

Morgan Stanley Investment Management, Inc.—subadviser for a portion of the Mid Cap Strategic Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Global Social Awareness Fund, Inflation Protected Fund, International Equities Fund, and International Government Bond Fund.

RS Investment Management Co. LLC (“RS Investments”)—subadviser for the Small Cap Aggressive Growth Fund

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, and a portion of the Dynamic Allocation Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Ltd.—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Wellington Management Company, LLP—subadviser for the Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management, Inc.—subadviser for a portion of the Small Cap Special Values Fund.

†	Effective September 19, 2013, JPMIM replaced SunAmerica as subadviser of the Growth & Income Fund.
*	Effective September 19, 2013, MFS replaced Invesco and SunAmerica as subadviser for the Large Capital Growth Fund.
@	Effective August 19, 2013, Goldman Sachs Asset Management, L.P. replaced Wells Capital Management, Inc. and Century Capital Management, LLC as subadviser of the Small-Mid Growth Fund.
#	Effective August 5, 2013, JPMIM assumed responsibility for 100% of the Government Securities Fund.

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. SunAmerica receives from each Fund, other than the “fund-of-funds component” of the Dynamic Allocation Fund, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee†: 0.0075% on the first $75 billion; 0.0060% on the next $25 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the year ended May 31, 2014, VC I expensed $13,924,956 for administrative services.

VC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the year ended May 31, 2014, the Series expensed $96,042 in transfer agency and services fees.

On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to three different investment options that are specified in the plan as selected by the directors. For the year ended May 31, 2014, certain directors of VC I have deferred $26,276 of director compensation.

†	Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay SunAmerica an Accounting Basis Point Fee solely with respect the Overlay Component and no fee with respect to the Fund-of-Funds Component.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

At May 31, 2014, VALIC, through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Asset Allocation	100.00%
Blue Chip Growth	99.98%
Broad Cap Value Income	100.00%
Capital Conservation	100.00%
Core Equity	100.00%
Dividend Value	99.99%
Dynamic Allocation	100.00%
Emerging Economies	100.00%
Foreign Value	100.00%
Global Real Estate	100.00%
Global Social Awareness	100.00%
Global Strategy	100.00%
Government Securities	98.78%
Growth	100.00%
Growth & Income	97.15%
Health Sciences	99.97%
Inflation Protected	100.00%
International Equities	99.65%
International Government Bond	100.00%
International Growth	100.00%
Large Cap Core	100.00%
Large Capital Growth	100.00%
Mid Cap Index	99.46%
Mid Cap Strategic Growth	100.00%
Money Market I	95.04%
Nasdaq-100® Index	98.02%
Science & Technology	99.79%
Small Cap Aggressive Growth	100.00%
Small Cap	100.00%
Small Cap Index	98.97%
Small Cap Special Values	100.00%
Small-Mid Growth	100.00%
Stock Index	96.47%
Value	100.00%

As disclosed in the Portfolio of Investments, certain funds owned shares of various VCI or VALIC Co. II Funds and securities issued by AIG or an affiliate thereof. For the year ended May 31, 2014, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Market Value at 05/31/2013	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/2014
VALIC Co. I Blue Chip Growth Fund	$3,568,511	$14,909	$335,945	$6,262,606	$876,325	$209,225	$994,887	$10,158,904
VALIC Co. I Broad Cap Value Income Fund	3,629,052	112,964	—	6,024,715	483,668	96,363	916,662	10,183,124
VALIC Co. I Capital Conservation Fund	4,666,730	349,684	169,926	9,779,251	139,307	(4,991)	(55,718)	14,245,965
VALIC Co. I Dividend Value Fund	2,135,458	103,508	—	3,698,301	152,673	22,812	504,277	6,208,175
VALIC Co. I Emerging Economies Fund	1,968,745	78,716	—	4,135,031	59,703	(2,545)	215,460	6,256,988
VALIC Co. I Foreign Value Fund	2,101,586	98,941	—	4,046,137	286,464	36,676	666,730	6,564,665
VALIC Co. I Global Real Estate Fund	1,332,625	186,541	225,403	3,058,833	39,802	1,023	(69,246)	4,283,433
VALIC Co. I Government Securities Fund	4,654,592	196,490	32,163	7,034,747	1,763,672	(79,933)	(23,658)	9,822,076
VALIC Co. I Growth & Income Fund	2,148,938	40,223	—	3,290,414	255,785	50,606	757,878	5,992,051
VALIC Co. I Growth Fund	3,531,405	73,403	—	5,985,155	418,899	83,243	1,257,983	10,438,887
VALIC Co. I Inflation Protected Fund	1,312,207	66,431	17,587	2,804,156	39,802	(2,978)	26,999	4,100,582
VALIC Co. I International Equities Fund	2,716,150	168,764	—	4,498,022	119,424	11,775	766,962	7,873,485
VALIC Co. I International Government Bond Fund	656,281	31,742	19,806	1,389,850	19,901	(1,476)	44,619	2,069,373
VALIC Co. I International Growth Fund	2,055,005	91,444	—	3,642,657	102,207	9,986	541,870	6,147,311
VALIC Co. I Large Cap Core Fund	2,157,554	48,273	354,568	4,246,754	258,194	51,380	350,275	6,547,769

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Security	Market Value at 05/31/2013	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/2014
VALIC Co. I Stock Index Fund	$10,688,915	$427,427	$599,178	$18,761,863	$1,005,652	$189,540	$2,848,108	$31,482,774
VALIC Co. I Value Fund	3,594,601	139,936	—	6,083,744	239,066	38,710	927,686	10,405,675
VALIC Co. II Capital Appreciation Fund	2,119,252	26,141	—	3,573,194	394,752	86,071	753,280	6,137,045
VALIC Co. II Core Bond Fund	4,011,309	252,854	97,413	10,232,404	139,307	(3,079)	160,308	14,261,635
VALIC Co. II High Yield Bond Fund	679,509	93,864	—	1,363,299	19,901	660	16,777	2,040,344
VALIC Co. II Large Cap Value Fund	2,159,594	67,421	—	3,614,473	245,873	50,104	636,768	6,215,066
VALIC Co. II Mid Cap Growth Fund	2,119,288	3,766	485,215	4,036,032	194,051	33,008	(97,504)	5,896,773
VALIC Co. II Mid Cap Value Fund	2,141,128	18,021	359,567	3,924,640	304,918	62,214	407,911	6,230,975
VALIC Co. II Small Cap Growth Fund	1,460,614	—	288,595	2,653,295	374,042	94,716	(230,580)	3,604,003
VALIC Co. II Small Cap Value Fund	1,442,536	36,563	389,427	2,790,691	152,656	30,783	(93,847)	4,017,507
VALIC Co. II Strategic Bond Fund	670,371	151,382	39,969	3,734,693	39,802	(443)	58,227	4,423,046

	$69,721,956	$2,879,408	$3,414,762	$130,664,957	$8,125,846	$1,063,450	$12,283,114	$205,607,631

Stock Index Fund

Security	Market Value at 05/31/2013	Income	Capital Gain Distribution Received	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/2014
American International Group, Inc.
Common Stock	$17,778,576	$126,274	$—	$2,860	$1,342,783	$(20,416,344)	$24,129,039	$20,151,348

During the period, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

Affiliated Broker	Emerging Economies Fund	Growth & Income Fund	Small-Mid Growth Fund
Goldman Sachs & Co.	$—	$—	$687
Goldman Sachs International	—	—	729
JP Morgan Clearing Corp.	9,477	10,824	—

Note 4 — Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended May 31, 2014 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$141,813,985	$141,851,484	$19,762,814	$22,377,663
Blue Chip Growth	187,750,558	191,484,085	—	—
Broad Cap Value Income	16,978,285	12,319,278	—	—
Capital Conservation	169,531,706	169,206,529	86,941,816	117,482,446
Core Equity	98,610,600	117,654,859	—	—
Dividend Value	223,492,541	235,480,235	—	—
Dynamic Allocation	124,370,787	8,125,846	31,772,211	7,183,902
Emerging Economies	355,826,024	368,218,187	—	—
Foreign Value	256,955,021	265,383,265	—	—
Global Real Estate	160,519,365	154,943,081	—	—
Global Social Awareness	435,207,023	367,717,852	—	—
Global Strategy	113,176,025	124,581,345	—	—
Government Securities	24,865,611	4,633,158	37,064,155	35,644,188
Growth	833,397,654	806,278,098	—	—
Growth & Income	178,077,485	173,048,194	—	—
Health Sciences	333,910,553	292,598,394	—	—
Inflation Protected	160,077,504	157,516,151	48,086,126	33,479,865
International Equities	652,997,713	633,114,127	104,986	105,000
International Government Bond	72,087,159	65,700,493	7,337,835	7,971,273
International Growth	318,889,050	371,114,445	—	—
Large Cap Core	127,276,910	137,975,479	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Large Capital Growth	$528,113,213	$552,822,078	$—	$—
Mid Cap Index	329,159,113	449,334,823	5,000,000	5,000,000
Mid Cap Strategic Growth	183,700,086	182,900,591	—	—
Nasdaq-100® Index	18,347,381	21,584,652	—	—
Science & Technology	847,536,155	895,071,357	—	—
Small Cap Aggressive Growth	116,596,949	110,932,812	—	—
Small Cap	115,724,480	156,234,385	—	—
Small Cap Index	129,367,902	118,276,203	15,000,000	15,000,000
Small Cap Special Values	152,106,651	176,985,567	—	—
Small-Mid Growth	176,478,640	181,844,778	—	—
Stock Index	146,205,877	404,900,545	15,000,000	15,000,000
Value	17,995,469	23,281,727	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October loss deferrals, late year ordinary loss deferrals, investments in passive foreign investment companies, deferred compensation payments, investments in regulated investment companies, investments in partnerships, inflation-linked securities, straddle loss deferrals, foreign taxes payable and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2014.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$157,490,742	$21,275,156	$(2,748,956)	$18,526,200
Blue Chip Growth	413,247,710	230,523,070	(1,986,098)	228,536,972
Broad Cap Value Income	41,501,342	13,340,165	(1,171,284)	12,168,881
Capital Conservation	206,170,607	4,392,170	(1,238,328)	3,153,842
Core Equity	219,366,445	62,510,444	(2,307,062)	60,203,382
Dividend Value	497,081,143	135,341,886	(7,299,103)	128,042,783
Dynamic Allocation	237,419,810	15,529,630	(710,634)	14,818,996
Emerging Economies	652,767,912	74,937,117	(31,635,687)	43,301,430
Foreign Value	937,155,121	207,286,642	(41,944,769)	165,341,873
Global Real Estate	368,437,519	57,904,767	(17,055,189)	40,849,578
Global Social Awareness	391,932,945	63,964,208	(11,280,034)	52,684,174
Global Strategy	473,270,778	107,550,102	(14,118,990)	93,431,112
Government Securities	170,694,872	3,903,953	(1,368,903)	2,535,050
Growth	894,592,802	184,314,142	(5,576,969)	178,737,173
Growth & Income	106,178,343	12,819,366	(854,400)	11,964,966
Health Sciences	409,106,143	182,897,626	(9,130,047)	173,767,579
Inflation Protected	442,437,410	29,816,624	(6,831,980)	22,984,644
International Equities	1,094,027,251	193,203,356	(56,174,757)	137,028,599
International Government Bond*	183,023,048	8,196,760	(5,622,384)	2,574,376
International Growth	544,913,492	133,621,122	(13,284,844)	120,336,278
Large Cap Core	143,455,446	38,330,789	(819,240)	37,511,549
Large Capital Growth	381,181,898	43,290,840	(1,897,376)	41,393,464
Mid Cap Index	2,523,044,380	1,046,535,401	(112,777,200)	933,758,201
Mid Cap Strategic Growth	291,172,793	62,053,139	(16,466,509)	45,586,630
Money Market I	366,711,240	—	—	—
Nasdaq-100® Index	150,589,483	113,565,386	(2,372,361)	111,193,025
Science & Technology	856,086,137	152,979,581	(19,684,160)	133,295,421
Small Cap Aggressive Growth	101,252,048	12,909,881	(4,559,101)	8,350,780
Small Cap	322,477,373	104,820,001	(12,058,903)	92,761,098
Small Cap Index	939,682,788	377,736,765	(96,372,897)	281,363,868
Small Cap Special Values	242,901,429	48,616,015	(11,234,295)	37,381,720

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small-Mid Growth	$128,887,870	$14,632,321	$(4,472,615)	$10,159,706
Stock Index	2,738,044,554	2,000,931,953	(128,990,347)	1,871,941,606
Value	87,743,913	34,550,936	(507,651)	34,043,285

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2013.

The tax basis distributable earnings at May 31, 2014 and the tax character of distributions paid during the period ended May 31, 2014 were as follows:

	Distributable Earnings			Tax Distributions
	For the period ended May 31, 2014
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$7,519,421	$6,682,112	$18,529,771	$7,547,795	$4,956,536
Blue Chip Growth	2,948,071	55,612,748	228,537,018	1,020,429	22,993,791
Broad Cap Value Income	1,017,689	1,884,876	12,168,881	658,578	—
Capital Conservation	4,829,813	(1,460,787)	3,153,842	6,589,241	1,707,327
Core Equity	2,463,039	(32,365,833)	60,203,382	3,126,657	—
Dividend Value	13,426,887	40,820,403	128,042,232	12,390,438	—
Dynamic Allocation	3,971,964	2,743,563	14,818,996	237,825	357,011
Emerging Economies	13,724,791	(123,436,684)	42,696,870	9,729,373	—
Foreign Value	25,076,265	(63,823,179)	164,546,035	19,579,170	—
Global Real Estate	13,761,875	12,441,383	40,774,802	22,580,240	22,276,202
Global Social Awareness	8,542,776	(88,380,692)	52,684,398	6,041,120	—
Global Strategy	13,523,654	15,854,531	93,583,889	17,494,448	—
Government Securities	3,617,730	(1,422,039)	2,535,050	3,859,116	372,547
Growth	18,509,615	99,547,956	178,738,735	8,021,572	—
Growth & Income	1,149,106	(579,300)	11,964,965	842,484	—
Health Sciences	6,580,925	98,998,177	173,708,586	3,397,651	16,067,670
Inflation Protected	10,192,451	266,190	22,986,375	10,529,835	272,023
International Equities	36,690,578	(165,755,525)	137,001,962	27,041,667	—
International Government Bond*	4,859,749	549,016	(4,159,363)	4,859,749	549,016
International Growth	8,720,692	3,866,978	120,263,829	10,866,892	—
Large Cap Core	5,174,439	22,702,040	37,511,549	6,103,448	7,322,679
Large Capital Growth	44,123,126	30,511,749	41,389,235	16,441,860	15,311,798
Mid Cap Index	38,094,247	172,320,161	933,758,201	42,879,409	122,236,308
Mid Cap Strategic Growth	7,648,738	33,126,009	45,585,831	1,496,140	3,561,209
Money Market I	9,326	(634,289)	—	37,954	—
Nasdaq-100® Index	3,665,912	2,745,558	111,193,025	2,645,521	575,512
Science & Technology	9,721,146	90,239,373	133,307,389	1,174,500	—
Small Cap Aggressive Growth	6,915,031	15,241,078	8,350,780	2,503,260	7,260,207
Small Cap	4,466,872	48,613,828	92,761,173	1,201,353	16,963,418
Small Cap Index	14,723,408	55,590,870	281,363,873	16,056,809	23,735,605
Small Cap Special Values	2,248,647	17,856,384	37,381,720	1,802,415	—
Small-Mid Growth	11,912,196	15,480,820	10,159,727	41,716	4,202,101
Stock Index	76,962,802	157,065,909	1,871,941,606	74,753,175	96,505,149
Value	1,711,405	(47,532,901)	34,043,639	1,912,183	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2013.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the period ended May 31, 2013
Fund	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$3,231,904	$651,012
Blue Chip Growth	224,987	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Tax Distributions
	For the period ended May 31, 2013
Fund	Ordinary Income	Long-Term Capital Gains
Broad Cap Value Income	$209,946	$—
Capital Conservation	5,162,897	—
Core Equity	3,330,758	—
Dividend Value	7,071,676	—
Dynamic Allocation	—	—
Emerging Economies	4,045,089	—
Foreign Value	26,987,749	—
Global Real Estate	5,610,988	10,219,178
Global Social Awareness	5,032,332	—
Global Strategy	26,416,216	—
Government Securities	3,928,811	401,541
Growth	5,671,417	—
Growth & Income	767,908	—
Health Sciences	449,757	18,069,278
Inflation Protected	11,468,245	—
International Equities	23,116,984	—
International Government Bond*	8,644,850	2,465,917
International Growth	8,748,947	—
Large Cap Core	2,082,655	15,328,683
Large Capital Growth	739,174	28,422,069
Mid Cap Index	25,086,430	87,788,582
Mid Cap Strategic Growth	—	5,866,213
Money Market I	39,087	—
Nasdaq-100® Index	907,749	4,265,348
Science & Technology	—	—
Small Cap Aggressive Growth	1,041,533	—
Small Cap	224,117	—
Small Cap Index	10,815,364	—
Small Cap Special Values	1,204,354	—
Small-Mid Growth	—	—
Stock Index	62,350,013	53,668,808
Value	2,211,912	—

As of May 31, 2014, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†			Unlimited†
Fund	2017	2018	2019	ST	LT
Asset Allocation	$—	$—	$—	$—	$—
Blue Chip Growth	—	—	—	—	—
Broad Cap Value Income	—	—	—	—	—
Capital Conservation	—	—	—	1,005,949	454,838
Core Equity	—	32,365,833	—	—	—
Dividend Value	—	—	—	—	—
Dynamic Allocation	—	—	—	—	—
Emerging Economies	26,872,567	71,874,688	—	24,689,429	—
Foreign Value	—	63,823,179	—	—	—
Global Real Estate	—	—	—	—	—
Global Social Awareness	—	88,380,692	—	—	—
Global Strategy	—	—	—	—	—
Government Securities	—	—	—	867,076	554,963
Growth	—	—	—	—	—
Growth & Income	—	579,300	—	—	—
Health Sciences	—	—	—	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Capital Loss Carryforward†			Unlimited†
Fund	2017	2018	2019	ST	LT
Inflation Protected	$—	$—	$—	$—	$—
International Equities	36,713,038	128,172,760	—	—	869,727
International Government Bond	—	—	—	—	—
International Growth	—	—	—	—	—
Large Cap Core	—	—	—	—	—
Large Capital Growth	—	—	—	—	—
Mid Cap Index	—	—	—	—	—
Mid Cap Strategic Growth	—	—	—	—	—
Money Market I	634,289	—	—	—	—
Nasdaq-100® Index	—	—	—	—	—
Science & Technology	—	—	—	—	—
Small Cap Aggressive Growth	—	—	—	—	—
Small Cap	—	—	—	—	—
Small Cap Index	—	—	—	—	—
Small Cap Special Values	—	—	—	—	—
Small-Mid Growth	—	—	—	—	—
Stock Index	—	—	—	—	—
Value	—	47,532,901	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

Fund	Capital Loss Carryforward Utilized
Asset Allocation	$—
Blue Chip Growth	—
Broad Cap Value Income	1,266,028
Capital Conservation	—
Core Equity	29,232,534
Dividend Value	21,996,720
Dynamic Allocation	—
Emerging Economies	—
Foreign Value	29,102,594
Global Real Estate	—
Global Social Awareness	50,123,528
Global Strategy	7,340,460
Government Securities	—
Growth	9,765,875
Growth & Income	12,167,037
Health Sciences	—
Inflation Protected	—
International Equities	54,095,484
International Government Bond	—
International Growth	46,443,341
Large Cap Core	—
Large Capital Growth	—
Mid Cap Index	—
Mid Cap Strategic Growth	—
Money Market I	8,056
Nasdaq-100® Index	—
Science & Technology	69,176,724

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Capital Loss Carryforward Utilized
Small Cap Aggressive Growth	$—
Small Cap	—
Small Cap Index	—
Small Cap Special Values	21,829,617
Small-Mid Growth	—
Stock Index	—
Value	3,394,420

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2014, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Asset Allocation	$—	$—	$—
Blue Chip Growth	296,616	—	—
Broad Cap Value Income	—	—	—
Capital Conservation	—	—	74,437
Core Equity	—	—	—
Dividend Value	—	—	—
Dynamic Allocation	—	—	—
Emerging Economies	—	1,600,021	540,007
Foreign Value	—	—	—
Global Real Estate	—	768,919	—
Global Social Awareness	—	—	—
Global Strategy	—	—	—
Government Securities	—	81,803	85,570
Growth	—	—	—
Growth & Income	—	—	—
Health Sciences	1,505,196	—	—
Inflation Protected	—	—	239,213
International Equities	—	—	—
International Government Bond	—	—	—
International Growth	—	—	—
Large Cap Core	—	—	—
Large Capital Growth	—	—	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	—	—	—
Money Market I	—	—	—
Nasdaq-100® Index	—	—	—
Science & Technology	955,701	—	—
Small Cap Aggressive Growth	359,182	—	—
Small Cap	—	—	—
Small Cap Index	—	—	—
Small Cap Special Values	—	—	—
Small-Mid Growth	179,597	—	—
Stock Index	—	—	—
Value	—	125,919	—

For the period ended May 31, 2014, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, Fair Fund settlements, principal paydown adjustments, disposition of passive foreign investment companies securities, foreign capital gains tax, investment in partnerships, inflation-linked securities, investments in trusts and foreign currency transactions to the components of net assets as follows:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Asset Allocation	$254,398	$(254,398)	$—
Blue Chip Growth	398,226	(398,226)	—
Broad Cap Value Income	—	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Capital Conservation	$841,544	$(841,544)	$—
Core Equity	22,929	(22,929)	—
Dividend Value	13,815	(13,815)	—
Dynamic Allocation	679,649	(679,649)	—
Emerging Economies	(210,946)	210,946	—
Foreign Value	(96,917)	96,917	—
Global Real Estate	5,088,409	(5,088,409)	—
Global Social Awareness	98,845	(98,845)	—
Global Strategy	855,831	(855,831)	—
Government Securities	347,413	(347,413)	—
Growth	(2,803)	2,803	—
Growth & Income	(46,652)	46,652	—
Health Sciences	3,097,784	(3,097,784)	—
Inflation Protected	(1,067)	1,067	—
International Equities	494,049	(494,049)	—
International Government Bond*	(2,228,381)	2,228,381	—
International Growth	972,516	(972,516)	—
Large Cap Core	(4)	4	—
Large Capital Growth	(164,837)	164,837	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	(2,725)	2,725	—
Money Market I	—	—	—
Nasdaq-100® Index	—	—	—
Science & Technology	532,340	(532,340)	—
Small Cap Aggressive Growth	597,273	(597,273)	—
Small Cap	95,724	(95,724)	—
Small Cap Index	20,714	(20,714)	—
Small Cap Special Values	(28,069)	28,069	—
Small-Mid Growth	607,675	(607,675)	—
Stock Index	29,432	(29,432)	—
Value	452	(452)	—

*	The reclassifications arising from book/tax differences for International Government Bond Fund are for the tax year ended September 30, 2013.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the year ended May 31, 2014		For the year ended May 31, 2013		For the year ended May 31, 2014		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,043,500	$25,597,828	1,992,393	$22,984,543	2,762,241	$46,334,234	2,756,324	$34,677,691
Reinvested dividends	1,033,416	12,504,331	343,317	3,882,916	1,414,265	24,014,220	18,262	224,987
Shares redeemed	(2,581,098)	(32,295,350)	(2,216,744)	(25,723,109)	(3,107,684)	(49,509,260)	(2,675,323)	(34,232,898)

Net increase (decrease)	495,818	$5,806,809	118,966	$1,144,350	1,068,822	$20,839,194	99,263	$669,780

	Broad Cap Value Income				Capital Conservation
	For the year ended May 31, 2014		For the year ended May 31, 2013		For the year ended May 31, 2014		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	904,018	$12,918,781	809,714	$9,300,238	3,342,905	$32,794,098	6,175,305	$62,964,168
Reinvested dividends	45,232	658,578	19,103	209,946	866,030	8,296,568	509,664	5,162,897
Shares redeemed	(633,641)	(8,853,522)	(452,290)	(5,087,957)	(7,212,309)	(70,879,979)	(6,765,822)	(69,200,608)

Net increase (decrease)	315,609	$4,723,837	376,527	$4,422,227	(3,003,374)	$(29,789,313)	(80,853)	$(1,073,543)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Core Equity				Dividend Value
	For the year ended May 31, 2014		For the year ended May 31, 2013		For the year ended May 31, 2014		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	199,165	$3,402,924	166,768	$2,251,040	8,790,949	$108,999,613	16,119,756	$165,779,178
Reinvested dividends	176,249	3,126,657	250,057	3,330,758	992,029	12,390,438	699,473	7,071,676
Shares redeemed	(1,473,698)	(25,222,204)	(2,085,969)	(28,787,004)	(11,681,385)	(145,892,199)	(5,095,556)	(54,502,613)

Net increase (decrease)	(1,098,284)	$(18,692,623)	(1,669,144)	$(23,205,206)	(1,898,407)	$(24,502,148)	11,723,673	$118,348,241

	Dynamic Allocation				Emerging Economies
	For the year ended May 31, 2014		For the period December 19, 2012* to May 31, 2013		For the year ended May 31, 2014		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,353,023	$172,469,198	8,279,283	$87,229,191	12,876,234	$99,937,655	21,834,719	$171,325,642
Reinvested dividends	51,725	594,836	—	—	1,292,081	9,729,373	500,630	4,045,089
Shares redeemed	(2,028,358)	(22,705,293)	(282,964)	(3,028,431)	(16,921,121)	(133,868,857)	(6,649,457)	(53,552,653)

Net increase (decrease)	13,376,390	$150,358,741	7,996,319	$84,200,760	(2,752,806)	$(24,201,829)	15,685,892	$121,818,078

	Foreign Value				Global Real Estate
	For the year ended May 31, 2014		For the year ended May 31, 2013		For the year ended May 31, 2014		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,026,525	$98,531,451	4,804,636	$41,512,429	5,232,559	$44,918,947	8,679,499	$74,860,996
Reinvested dividends	1,788,052	19,579,170	3,130,829	26,987,749	5,614,073	44,856,442	1,895,828	15,830,166
Shares redeemed	(11,681,582)	(123,774,557)	(16,818,258)	(143,693,341)	(5,647,409)	(49,422,985)	(5,335,057)	(48,238,921)

Net increase (decrease)	(867,005)	$(5,663,936)	(8,882,793)	$(75,193,163)	5,199,223	$40,352,404	5,240,270	$42,452,241

	Global Social Awareness				Global Strategy
	For the year ended May 31, 2014		For the year ended May 31, 2013		For the year ended May 31, 2014		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,103,228	$95,370,600	1,808,636	$27,787,985	3,337,318	$44,325,404	1,101,997	$13,158,503
Reinvested dividends	306,656	6,041,120	326,987	5,032,332	1,299,736	17,494,448	2,289,100	26,416,216
Shares redeemed	(1,755,619)	(33,833,675)	(2,430,270)	(38,573,873)	(2,251,387)	(30,068,538)	(8,911,696)	(106,167,775)

Net increase (decrease)	3,654,265	$67,578,045	(294,647)	$(5,753,556)	2,385,667	$31,751,314	(5,520,599)	$(66,593,056)

	Government Securities				Growth
	For the year ended May 31, 2014		For the year ended May 31, 2013		For the year ended May 31, 2014		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,898,342	$52,348,477	4,184,602	$47,330,908	5,336,270	$84,907,566	2,444,267	$30,795,182
Reinvested dividends	402,632	4,231,663	387,677	4,330,352	501,348	8,021,572	460,342	5,671,417
Shares redeemed	(2,677,790)	(28,641,757)	(4,946,768)	(55,822,184)	(4,425,497)	(66,996,405)	(9,369,315)	(120,018,085)

Net increase (decrease)	2,623,184	$27,938,383	(374,489)	$(4,160,924)	1,412,121	$25,932,733	(6,464,706)	$(83,551,486)

	Growth & Income				Health Sciences
	For the year ended May 31, 2014		For the year ended May 31, 2013		For the year ended May 31, 2014		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	901,083	$14,483,430	553,850	$7,440,555	3,481,915	$68,643,042	4,342,117	$63,166,195
Reinvested dividends	50,268	842,484	60,040	767,908	908,321	19,465,321	1,365,711	18,519,035
Shares redeemed	(973,622)	(15,737,456)	(879,638)	(11,598,731)	(1,846,972)	(36,147,259)	(1,426,555)	(20,519,438)

Net increase (decrease)	(22,271)	$(411,542)	(265,748)	$(3,390,268)	2,543,264	$51,961,104	4,281,273	$61,165,792

*	Commencement of operations

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Inflation Protected				International Equities
	For the year ended May 31, 2014		For the year ended May 31, 2013		For the year ended May 31, 2014		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,759,837	$53,096,405	7,839,922	$93,598,266	23,562,068	$164,092,817	33,207,759	$202,826,265
Reinvested dividends	990,088	10,801,858	956,417	11,468,245	3,819,444	27,041,667	3,865,716	23,116,984
Shares redeemed	(3,047,720)	(33,935,365)	(5,178,384)	(61,606,426)	(24,188,197)	(167,661,730)	(14,720,333)	(90,065,825)

Net increase (decrease)	2,702,205	$29,962,898	3,617,955	$43,460,085	3,193,315	$23,472,754	22,353,142	$135,877,424

	International Government Bond				International Growth
	For the year ended May 31, 2014		For the year ended May 31, 2013		For the year ended May 31, 2014		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,355,401	$40,173,045	2,763,774	$34,997,349	4,732,967	$63,857,694	4,682,479	$51,258,631
Reinvested dividends	463,079	5,408,765	876,935	11,110,767	800,803	10,866,892	766,779	8,748,947
Shares redeemed	(3,594,927)	(42,864,192)	(3,898,960)	(49,883,171)	(8,646,107)	(114,449,363)	(6,184,322)	(71,006,863)

Net increase (decrease)	223,553	$2,717,618	(258,251)	$(3,775,055)	(3,112,337)	$(39,724,777)	(735,064)	$(10,999,285)

	Large Cap Core				Large Capital Growth
	For the year ended May 31, 2014		For the year ended May 31, 2013		For the year ended May 31, 2014		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	956,613	$13,127,525	1,345,642	$16,178,069	237,318	$3,239,660	340,688	$3,992,507
Reinvested dividends	990,858	13,426,127	1,607,695	17,411,338	2,380,334	31,753,658	2,643,812	29,161,243
Shares redeemed	(1,841,672)	(25,147,132)	(1,622,375)	(19,679,498)	(2,891,816)	(38,813,468)	(3,461,409)	(41,151,057)

Net increase (decrease)	105,799	$1,406,520	1,330,962	$13,909,909	(274,164)	$(3,820,150)	(476,909)	$(7,997,307)

	Mid Cap Index				Mid Cap Strategic Growth
	For the year ended May 31, 2014		For the year ended May 31, 2013		For the year ended May 31, 2014		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,039,341	$53,974,497	4,785,036	$109,635,697	2,018,380	$32,851,349	574,663	$7,069,535
Reinvested dividends	6,294,919	165,115,717	5,460,813	112,875,012	299,251	5,057,349	492,959	5,866,213
Shares redeemed	(11,346,589)	(296,224,529)	(12,877,205)	(280,579,592)	(2,111,700)	(33,077,460)	(3,489,765)	(43,390,382)

Net increase (decrease)	(3,012,329)	$(77,134,315)	(2,631,356)	$(58,068,883)	205,931	$4,831,238	(2,422,143)	$(30,454,634)

	Money Market I				Nasdaq-100® Index
	For the year ended May 31, 2014		For the year ended May 31, 2013		For the year ended May 31, 2014		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	114,828,899	$114,828,899	115,071,461	$115,071,461	3,076,574	$24,656,065	4,894,381	$31,459,509
Reinvested dividends	37,954	37,954	39,087	39,087	381,639	3,221,033	837,071	5,173,097
Shares redeemed	(126,193,328)	(126,193,328)	(145,528,745)	(145,528,745)	(3,193,619)	(25,007,617)	(3,748,854)	(24,278,313)

Net increase (decrease)	(11,326,475)	$(11,326,475)	(30,418,197)	$(30,418,197)	264,594	$2,869,481	1,982,598	$12,354,293

	Science & Technology				Small Cap Aggressive Growth
	For the year ended May 31, 2014		For the year ended May 31, 2013		For the year ended May 31, 2014		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	826,155	$19,299,106	903,369	$15,409,716	1,627,649	$24,835,513	282,006	$3,199,343
Reinvested dividends	47,474	1,174,500	—	—	649,599	9,763,467	95,729	1,041,533
Shares redeemed	(3,400,457)	(75,232,049)	(5,742,440)	(98,463,176)	(1,336,767)	(20,211,073)	(1,131,731)	(12,940,145)

Net increase (decrease)	(2,526,828)	$(54,758,443)	(4,839,071)	$(83,053,460)	940,481	$14,387,907	(753,996)	$(8,699,269)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Small Cap				Small Cap Index
	For the year ended May 31, 2014		For the year ended May 31, 2013		For the year ended May 31, 2014		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	219,649	$3,284,064	548,258	$6,469,223	3,233,362	$65,984,871	2,413,345	$40,226,379
Reinvested dividends	1,210,985	18,164,771	19,904	224,117	1,961,184	39,792,414	714,829	10,815,364
Shares redeemed	(3,250,392)	(48,233,351)	(3,460,783)	(40,166,199)	(5,231,671)	(105,621,297)	(6,258,512)	(99,632,130)

Net increase (decrease)	(1,819,758)	$(26,784,516)	(2,892,621)	$(33,472,859)	(37,125)	$155,988	(3,130,338)	$(48,590,387)

	Small Cap Special Values				Small-Mid Growth
	For the year ended May 31, 2014		For the year ended May 31, 2013		For the year ended May 31, 2014		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	498,720	$6,504,639	1,822,151	$17,704,889	546,377	$7,723,856	244,047	$2,776,815
Reinvested dividends	135,520	1,802,415	124,674	1,204,354	290,275	4,243,817	—	—
Shares redeemed	(2,616,671)	(33,711,516)	(2,138,037)	(21,348,371)	(877,708)	(12,496,250)	(1,200,202)	(13,793,926)

Net increase (decrease)	(1,982,431)	$(25,404,462)	(191,212)	$(2,439,128)	(41,056)	$(528,577)	(956,155)	$(11,017,111)

	Stock Index				Value
	For the year ended May 31, 2014		For the year ended May 31, 2013		For the year ended May 31, 2014		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,853,755	$189,479,508	8,404,424	$228,769,062	721,518	$9,529,947	1,029,625	$11,323,102
Reinvested dividends	5,253,323	171,258,324	4,474,309	116,018,821	143,127	1,912,183	210,859	2,211,912
Shares redeemed	(14,188,302)	(461,585,167)	(19,195,217)	(525,266,163)	(1,247,091)	(16,538,907)	(2,731,437)	(29,513,374)

Net increase (decrease)	(3,081,224)	$(100,847,335)	(6,316,484)	$(180,478,280)	(382,446)	$(5,096,777)	(1,490,953)	$(15,978,360)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the year ended May 31, 2014, the amount of expense reductions received by each Fund used to offset the Fund’s non-affiliated expenses were as follows:

Fund	Expense Reductions
Asset Allocation	$1,823
Blue Chip Growth	6,120
Broad Cap Value Income	5,645
Core Equity	5,746
Foreign Value	11,110
Global Real Estate	3,695
Global Social Awareness	14,029
Global Strategy	4,416
Growth & Income	119
Health Sciences	9,917
International Growth	1,603
Large Cap Core	15,616
Large Capital Growth	6,958
Mid Cap Strategic Growth	20,541
Science & Technology	62,172
Small Cap	16,137
Small Cap Special Values	2,161
Small-Mid Growth	976
Value	307

Note 8 — Investment Concentration

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed markets. Emerging market countries may have relatively unstable government and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. These securities may be denominated in currencies other than U.S. dollars. While investing internationally

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Foreign Value Fund, the Global Real Estate Fund, the International Equities Fund, the International Government Bond Fund and the International Growth Fund. At May 31, 2014, the Emerging Economies Fund had 19.5%, 12.3%, 11.9% and 10.8% of its net assets invested in equity securities domiciled in South Korea, China, Brazil and Taiwan respectively. The Foreign Value Fund had 18.3%, 13.3% and, 10.0% of its net assets invested in equity securities domiciled in the United Kingdom, France and South Korea, respectively. The Global Real Estate Fund had 13.8% of its net assets invested in equity securities domiciled in Japan. The International Equities Fund had 17.3% and 17.2% of its net assets invested in equity securities domiciled in the Japan and United Kingdom, respectively. The International Government Bond Fund had 13.4% of its net assets invested in fixed income securities domiciled in Japan. The International Growth Fund had 18.6% and 11.3% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, the Government Securities Fund and the Money Market I Funds’ concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At May 31, 2014, the Funds had 35.0%, 54.7% and 31.5%, respectively, of their total net assets invested in such securities.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100® Index may invest in companies within relatively more concentrated industry sectors, the Fund’s performance may be more susceptible to developments which affect those sectors emphasized by the Index.

The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Fund could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of May 31, 2014, the Global Real Estate Fund had 71.4% of its net assets invested in Real Estate Investment Trusts.

Note 9 — Line of Credit

The Series and VC II have established a $85 million committed and $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000. For the year ended May 31, 2014, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Asset Allocation	2	$41	$544,008	1.34%
Broad Cap Value Income	3	176	1,546,901	1.36%
Capital Conservation	1	19	515,668	1.36%
Dividend Value	6	161	713,858	1.35%
Emerging Economies	10	1,009	2,691,131	1.35%
Foreign Value	6	1,368	6,117,850	1.34%
Government Securities	24	1,033	1,126,334	1.38%
Growth	12	65	142,913	1.37%
International Equities	31	1,670	1,426,590	1.35%
International Government Bond	4	30	197,730	1.37%
International Growth	138	3,980	966,775	1.36%
Large Cap Core	1	6	164,890	1.37%
Large Capital Growth	9	357	1,060,120	1.34%
Mid Cap Index	1	77	2,060,633	1.34%
Mid Cap Strategic Growth	6	42	188,253	1.34%
Science & Technology	5	126	664,028	1.37%
Small Cap Aggressive Growth	2	14	185,049	1.34%
Small Cap	75	341	121,099	1.35%
Small Cap Index	1	216	5,794,595	1.34%

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Small Cap Special Values	3	$27	$237,528	1.35%
Stock Index	4	308	2,045,594	1.35%
Value	1	32	859,112	1.34%

At May 31, 2014, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the year ended May 31, 2014, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Directors. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended May 31, 2014, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
Blue Chip	$64,374	$135,314	$(37,689)
Growth	6,735,235	7,697,258	1,031,117
Health Sciences	1,743,527	132,626	(2,604)
International Growth	169,449	601,534	(17,926)
Large Cap Growth	1,194,908	64,507	8,581
Mid Cap Strategic Growth	2,122,135	1,551,185	752,046
Small Cap	—	25,204,929	9,134,410
Science & Technology	438,272	—	—

Note 12 — Subsequent Events

Global Social Awareness Fund. At a special meeting of shareholders held on May 13, 2014, the shareholders of VC I approved the termination of Pinebridge Investments, LLC (“PineBridge) as the sub-adviser to the Global Social Awareness Fund and approved the appointment of SunAmerica Asset Management, LLC (“SunAmerica”), an affiliate of the Adviser, as sub-adviser to the Fund. The change of sub-adviser did not result in any changes to the Fund’s principal investment objective, principal investment strategies or to the principal risks of investing in the Fund. The change of subadviser occurred on June 16, 2014.

International Equities Fund. At a special meeting of shareholders held on May 13, 2014, the shareholders of VC I approved the termination of PineBridge as the sub-adviser to the International Equities Fund and approved the appointment of SunAmerica, an affiliate of the Adviser, as sub-adviser to the Fund. The name of the Fund was changed to International Equities Index Fund and the investment objective changed to seeking “long-term capital growth through investments in equity securities that, as a group, are expected to provide investment results closely corresponding to the performance of the MSCI EAFE Index.” The name change, change of subadviser, and change in investment objective occurred on June 16, 2014.

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund						Blue Chip Growth Fund
	Year Ended May 31,						Year Ended May 31,
	2014	2013	2012	2011	2010		2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$12.20	$10.89	$11.05	$9.38	$8.08		$14.19	$11.63	$11.18	$8.77	$7.29

Income (loss) from investment operations:
Net investment income (loss)(d)	0.25	0.21	0.23	0.25	0.20		(0.02)	0.03	0.00	0.00	0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	1.17	1.39	(0.12)	1.63	1.36		3.66	2.54	0.45	2.41	1.50

Total income (loss) from investment operations	1.42	1.60	0.11	1.88	1.56		3.64	2.57	0.45	2.41	1.50

Distributions from:
Net investment income	(0.23)	(0.24)	(0.27)	(0.21)	(0.26)		(0.03)	(0.01)	(0.00)	(0.00)	(0.02)
Net realized gain on securities	(0.72)	(0.05)	–	–	–		(0.68)	–	–	–	–

Total distributions	(0.95)	(0.29)	(0.27)	(0.21)	(0.26)		(0.71)	(0.01)	(0.00)	(0.00)	(0.02)

Net asset value at end of period	$12.67	$12.20	$10.89	$11.05	$9.38		$17.12	$14.19	$11.63	$11.18	$8.77

TOTAL RETURN(a)	12.04%	14.93%	1.10%	20.16%	19.38	%(e)	25.69%	22.08%	4.04%	27.53%	20.54%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.69%	0.75%	0.75%	0.74%	0.78%		0.84%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.69%	0.75%	0.75%	0.74%	0.78%		0.84%	0.86%	0.86%	0.87%	0.88%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.96%	1.79%	2.16%	2.43%	2.18%		(0.10)%	0.21%	0.04%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(c)	1.96%	1.79%	2.16%	2.43%	2.18%		(0.10)%	0.20%	0.02%	(0.01)%	(0.02)%
Portfolio turnover rate	99%	119%	115%	133%	143%		34%	32%	25%	38%	47%
Number of shares outstanding at end of period (000’s)	13,917	13,421	13,302	13,129	13,551		35,957	34,888	34,789	39,707	48,453
Net assets at end of period (000’s)	$176,344	$163,788	$144,854	$145,049	$127,129		$615,447	$495,226	$404,646	$444,092	$424,966

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund					Capital Conservation Fund
	Year Ended May 31,					Year Ended May 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$13.02	$10.02	$10.72	$8.69	$7.12	$10.01	$10.11	$9.77	$9.38	$8.78

Income (loss) from investment operations:
Net investment income (loss)(d)	0.31	0.22	0.20	0.15	0.16	0.19	0.18	0.27	0.32	0.34
Net realized and unrealized gain (loss) on investments and foreign currencies	2.06	2.85	(0.73)	2.04	1.58	0.07	(0.05)	0.38	0.38	0.70

Total income (loss) from investment operations	2.37	3.07	(0.53)	2.19	1.74	0.26	0.13	0.65	0.70	1.04

Distributions from:
Net investment income	(0.20)	(0.07)	(0.17)	(0.16)	(0.17)	(0.29)	(0.23)	(0.31)	(0.31)	(0.44)
Net realized gain on securities	–	–	–	–	–	(0.14)	–	–	–	–

Total distributions	(0.20)	(0.07)	(0.17)	(0.16)	(0.17)	(0.43)	(0.23)	(0.31)	(0.31)	(0.44)

Net asset value at end of period	$15.19	$13.02	$10.02	$10.72	$8.69	$9.84	$10.01	$10.11	$9.77	$9.38

TOTAL RETURN(a)	18.24%	30.82%	(4.87)%	25.42%	24.41%	2.73%	1.28%	6.81%	7.56%	12.04	%(e)(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%	0.64%	0.66%	0.66%	0.67%	0.69%
Ratio of expenses to average net assets(c)	0.95%	1.01%	1.06%	1.15%	1.14%	0.64%	0.66%	0.66%	0.67%	0.69%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.01%	0.01%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.14%	1.96%	1.97%	1.60%	1.90%	1.95%	1.73%	2.79%	3.37%	3.71%
Ratio of net investment income (loss) to average net assets(c)	2.04%	1.80%	1.76%	1.30%	1.61%	1.95%	1.73%	2.79%	3.37%	3.71%
Portfolio turnover rate	27%	34%	18%	21%	22%	129%	149%	141%	164%	170%
Number of shares outstanding at end of period (000’s)	3,533	3,217	2,841	2,708	2,337	19,965	22,968	23,049	14,599	13,871
Net assets at end of period (000’s)	$53,675	$41,901	$28,476	$29,023	$20,302	$196,550	$230,018	$232,990	$142,652	$130,157

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund						Dividend Value Fund
	Year Ended May 31,						Year Ended May 31,
	2014	2013	2012	2011	2010		2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$15.61	$12.27	$13.44	$10.77	$9.24		$11.62	$9.33	$9.31	$7.45	$6.49

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16	0.19	0.18	0.13	0.14		0.28	0.27	0.23	0.21	0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	3.07	3.36	(1.21)	2.69	1.59		1.59	2.17	(0.08)	1.75	1.02

Total income (loss) from investment operations	3.23	3.55	(1.03)	2.82	1.73		1.87	2.44	0.15	1.96	1.14

Distributions from:
Net investment income	(0.21)	(0.21)	(0.14)	(0.15)	(0.20)		(0.26)	(0.15)	(0.13)	(0.10)	(0.18)
Net realized gain on securities	–	–	–	–	–		–	–	–	–	–

Total distributions	(0.21)	(0.21)	(0.14)	(0.15)	(0.20)		(0.26)	(0.15)	(0.13)	(0.10)	(0.18)

Net asset value at end of period	$18.63	$15.61	$12.27	$13.44	$10.77		$13.23	$11.62	$9.33	$9.31	$7.45

TOTAL RETURN(a)	20.78%	29.19%	(7.63)%	26.32%	18.73	%(e)	16.22%	26.34%	1.62%	26.50%	17.49%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80%	0.80%	0.80%	0.80%	0.80%		0.82%	0.82%	0.82%	0.82%	0.83%
Ratio of expenses to average net assets(c)	0.93%	0.95%	0.94%	0.94%	0.95%		0.83%	0.86%	0.89%	0.96%	1.00%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.01%	0.00%		0.00%	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.95%	1.38%	1.48%	1.07%	1.30%		2.20%	2.62%	2.58%	2.58%	1.60%
Ratio of net investment income (loss) to average net assets(c)	0.82%	1.23%	1.34%	0.93%	1.16%		2.19%	2.58%	2.52%	2.44%	1.43%
Portfolio turnover rate	39%	72%	81%	103%	103%		37%	27%	12%	70%	41%
Number of shares outstanding at end of period (000’s)	14,433	15,531	17,200	18,743	20,445		46,936	48,835	37,111	20,559	16,350
Net assets at end of period (000’s)	$268,866	$242,367	$210,989	$251,962	$220,172		$621,033	$567,499	$346,432	$191,319	$121,769

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dynamic Allocation Fund			Emerging Economies Fund
	Year Ended May 31, 2014	December 19, 2012* to May 31, 2013		Year Ended May 31,
				2014	2013	2012	2011		2010

PER SHARE DATA
Net asset value at beginning of period	$10.87	$10.00		$8.09	$7.09	$8.53	$6.88		$6.17

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18	(0.00)		0.17	0.13	0.11	0.09		0.10
Net realized and unrealized gain (loss) on investments and foreign currencies	0.92	0.87		(0.02)	0.92	(1.47)	1.70		0.63

Total income (loss) from investment operations	1.10	0.87		0.15	1.05	(1.36)	1.79		0.73

Distributions from:
Net investment income	–	–		(0.12)	(0.05)	(0.08)	(0.14)		(0.02)
Net realized gain on securities	(0.04)	–		–	–	–	–		–

Total distributions	(0.04)	–		(0.12)	(0.05)	(0.08)	(0.14)		(0.02)

Net asset value at end of period	$11.93	$10.87		$8.12	$8.09	$7.09	$8.53		$6.88

TOTAL RETURN(a)	10.11%	8.70%		1.97%	14.79%	(15.99)%	26.09	%(f)	11.86	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.32%	0.32	%@	0.95%	0.98%	1.04%	1.00%		1.02%
Ratio of expenses to average net assets(c)	0.34%	0.63	%@	0.95%	0.98%	1.04%	1.00%		1.02%
Ratio of expense reductions to average net assets	0.00%	–		–	0.00%	–	–		0.01%
Ratio of net investment income (loss) to average net assets(b)	1.65%	(0.04	)%@	2.18%	1.71%	1.50%	1.09%		1.44%
Ratio of net investment income (loss) to average net assets(c)	1.63%	(0.35	)%@	2.18%	1.71%	1.50%	1.09%		1.44%
Portfolio turnover rate	9%	2%		55%	53%	108%	131%		236%
Number of shares outstanding at end of period (000’s)	21,373	7,996		83,593	86,346	70,660	30,187		32,153
Net assets at end of period (000’s)	$255,001	$86,904		$678,406	$698,480	$501,317	$257,560		$221,201

@	Annualized
*	Commencement of operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Foreign Value Fund					Global Real Estate Fund
	Year Ended May 31,					Year Ended May 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$9.61	$7.30	$10.18	$7.74	$7.26	$8.95	$7.46	$9.00	$7.44	$6.45

Income (loss) from investment operations:
Net investment income (loss)(d)	0.27	0.20	0.25	0.24	0.17	0.22	0.15	0.17	0.16	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	1.78	2.39	(2.89)	2.35	0.52	0.48	1.72	(0.95)	2.04	1.64

Total income (loss) from investment operations	2.05	2.59	(2.64)	2.59	0.69	0.70	1.87	(0.78)	2.20	1.84

Distributions from:
Net investment income	(0.22)	(0.28)	(0.24)	(0.15)	(0.21)	(0.49)	(0.13)	(0.29)	(0.53)	(0.85)
Net realized gain on securities	–	–	–	–	–	(0.58)	(0.25)	(0.47)	(0.11)	–

Total distributions	(0.22)	(0.28)	(0.24)	(0.15)	(0.21)	(1.07)	(0.38)	(0.76)	(0.64)	(0.85)

Net asset value at end of period	$11.44	$9.61	$7.30	$10.18	$7.74	$8.58	$8.95	$7.46	$9.00	$7.44

TOTAL RETURN(a)	21.39%	35.97%	(26.11)%	33.69%	9.23%	8.76%	25.49%	(7.94)%	30.56%	28.56%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80%	0.83%	0.83%	0.84%	0.84%	0.86%	0.89%	0.92%	0.92%	0.93%
Ratio of expenses to average net assets(c)	0.80%	0.83%	0.83%	0.84%	0.84%	0.86%	0.89%	0.92%	0.92%	0.93%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.53%	2.33%	2.94%	2.60%	1.98%	2.51%	1.79%	2.25%	1.88%	2.68%
Ratio of net investment income (loss) to average net assets(c)	2.53%	2.33%	2.94%	2.60%	1.98%	2.51%	1.79%	2.25%	1.88%	2.68%
Portfolio turnover rate	27%	23%	25%	25%	28%	41%	52%	88%	75%	86%
Number of shares outstanding at end of period (000’s)	94,131	94,998	103,881	104,883	98,873	48,168	42,969	37,728	34,869	37,199
Net assets at end of period (000’s)	$1,077,192	$913,025	$758,094	$1,067,577	$765,267	$413,082	$384,543	$281,639	$313,781	$276,688

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Social Awareness Fund					Global Strategy Fund
	Year Ended May 31,					Year Ended May 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$17.38	$13.72	$15.79	$12.56	$11.21	$12.66	$10.41	$12.19	$10.07	$9.74

Income (loss) from investment operations:
Net investment income (loss)(d)	0.42	0.33	0.29	0.25	0.21	0.39	0.34	0.41	0.36	0.37
Net realized and unrealized gain (loss) on investments and foreign currencies	3.49	3.61	(2.06)	3.21	1.48	1.53	2.65	(1.66)	2.11	0.99

Total income (loss) from investment operations	3.91	3.94	(1.77)	3.46	1.69	1.92	2.99	(1.25)	2.47	1.36

Distributions from:
Net investment income	(0.29)	(0.28)	(0.30)	(0.23)	(0.34)	(0.46)	(0.74)	(0.53)	(0.35)	(1.03)
Net realized gain on securities	–	–	–	–	–	–	–	–	–	–

Total distributions	(0.29)	(0.28)	(0.30)	(0.23)	(0.34)	(0.46)	(0.74)	(0.53)	(0.35)	(1.03)

Net asset value at end of period	$21.00	$17.38	$13.72	$15.79	$12.56	$14.12	$12.66	$10.41	$12.19	$10.07

TOTAL RETURN(a)	22.60%	28.99%	(11.20)%	27.71%	14.88%	15.32%	29.44%	(10.28)%	24.85%	13.79	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.64%	0.68%	0.68%	0.67%	0.69%	0.64%	0.67%	0.67%	0.68%	0.68%
Ratio of expenses to average net assets(c)	0.64%	0.68%	0.68%	0.67%	0.69%	0.64%	0.67%	0.67%	0.68%	0.68%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.01%	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%	–
Ratio of net investment income (loss) to average net assets(b)	2.18%	2.07%	1.98%	1.74%	1.63%	2.90%	2.84%	3.65%	3.26%	3.47%
Ratio of net investment income (loss) to average net assets(c)	2.18%	2.07%	1.98%	1.74%	1.63%	2.90%	2.84%	3.65%	3.26%	3.47%
Portfolio turnover rate	99%	101%	102%	119%	91%	25%	23%	28%	17%	20%
Number of shares outstanding at end of period (000’s)	20,949	17,295	17,590	18,506	20,713	39,108	36,722	42,243	44,818	39,169
Net assets at end of period (000’s)	$439,972	$300,545	$241,281	$292,234	$260,145	$552,074	$465,060	$439,884	$546,500	$394,548

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund							Growth Fund
	Year Ended May 31,							Year Ended May 31,
	2014	2013	2012		2011	2010		2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$10.95	$11.34	$10.70		$10.67	$10.50		$13.93	$11.67	$11.85	$9.20	$7.60

Income (loss) from investment operations:
Net investment income (loss)(d)	0.24	0.23	0.27		0.24	0.28		0.10	0.12	0.09	0.07	0.06
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.17)	(0.28)	0.70		0.12	0.29		2.87	2.23	(0.19)	2.65	1.61

Total income (loss) from investment operations	0.07	(0.05)	0.97		0.36	0.57		2.97	2.35	(0.10)	2.72	1.67

Distributions from:
Net investment income	(0.25)	(0.28)	(0.33)		(0.33)	(0.40)		(0.14)	(0.09)	(0.08)	(0.07)	(0.07)
Net realized gain on securities	(0.04)	(0.06)	–		–	–		–	–	–	–	–

Total distributions	(0.29)	(0.34)	(0.33)		(0.33)	(0.40)		(0.14)	(0.09)	(0.08)	(0.07)	(0.07)

Net asset value at end of period	$10.73	$10.95	$11.34		$10.70	$10.67		$16.76	$13.93	$11.67	$11.85	$9.20

TOTAL RETURN(a)	0.67%	(0.49)%	9.19	%(f)	3.45%	5.56	%(e)	21.34%	20.22%	(0.78)%	29.60%	22.01	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65%	0.66%	0.67%		0.65%	0.71%		0.81%	0.81%	0.81%	0.81%	0.85%
Ratio of expenses to average net assets(c)	0.65%	0.66%	0.69%		0.65%	0.71%		0.81%	0.83%	0.84%	0.85%	0.88%
Ratio of expense reductions to average net assets	–	–	–		–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.19%	2.04%	2.51%		2.22%	2.58%		0.65%	0.95%	0.77%	0.71%	0.67%
Ratio of net investment income (loss) to average net assets(c)	2.19%	2.04%	2.49%		2.22%	2.58%		0.65%	0.93%	0.74%	0.67%	0.64%
Portfolio turnover rate	28%	64%	230%		353%	216%		90%	81%	87%	95%	99%
Number of shares outstanding at end of period (000’s)	15,115	12,492	12,866		10,389	11,721		60,543	59,131	65,596	67,486	71,366
Net assets at end of period (000’s)	$162,121	$136,786	$145,929		$111,118	$125,053		$1,014,642	$823,541	$765,515	$800,022	$656,380

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth & Income Fund						Health Sciences Fund
	Year Ended May 31,						Year Ended May 31,
	2014	2013	2012	2011	2010		2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$14.78	$12.03	$12.80	$10.48	$9.35		$16.52	$12.61	$12.78	$9.07	$7.18

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18	0.13	0.11	0.09	0.13		(0.12)	(0.07)	(0.07)	0.00	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currencies	2.91	2.74	(0.79)	2.37	1.24		5.43	4.82	0.68	3.71	1.94

Total income (loss) from investment operations	3.09	2.87	(0.68)	2.46	1.37		5.31	4.75	0.61	3.71	1.89

Distributions from:
Net investment income	(0.13)	(0.12)	(0.09)	(0.14)	(0.24)		–	–	(0.26)	–	–
Net realized gain on securities	–	–	–	–	–		(0.73)	(0.84)	(0.52)	–	–

Total distributions	(0.13)	(0.12)	(0.09)	(0.14)	(0.24)		(0.73)	(0.84)	(0.78)	–	–

Net asset value at end of period	$17.74	$14.78	$12.03	$12.80	$10.48		$21.10	$16.52	$12.61	$12.78	$9.07

TOTAL RETURN(a)	20.97%	24.00%	(5.23)%	23.60%	14.58	%(e)	32.09%	39.14%	5.81%	40.90%	26.32%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%		1.11%	1.15%	1.16%	1.17%	1.18%
Ratio of expenses to average net assets(c)	0.93%	0.96%	0.98%	0.96%	0.95%		1.11%	1.15%	1.16%	1.17%	1.18%
Ratio of expense reductions to average net assets	0.00%	0.01%	0.01%	0.01%	0.01%		0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.10%	1.01%	0.92%	0.76%	1.21%		(0.59)%	(0.48)%	(0.60)%	0.01%	(0.62)%
Ratio of net investment income (loss) to average net assets(c)	1.02%	0.90%	0.79%	0.65%	1.11%		(0.59)%	(0.48)%	(0.60)%	0.01%	(0.62)%
Portfolio turnover rate	169%	299%	227%	167%	174%		59%	16%	21%	38%	38%
Number of shares outstanding at end of period (000’s)	6,449	6,471	6,737	7,119	7,598		27,492	24,949	20,668	17,920	18,776
Net assets at end of period (000’s)	$114,405	$95,667	$81,057	$91,114	$79,602		$580,157	$412,098	$260,654	$229,069	$170,216

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Inflation Protected Fund					International Equities Fund
	Year Ended May 31,					Year Ended May 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$11.53	$11.79	$10.89	$10.17	$9.20	$6.47	$5.22	$6.84	$5.38	$5.15

Income (loss) from investment operations:
Net investment income (loss)(d)	0.24	0.23	0.37	0.34	0.24	0.23	0.17	0.16	0.16	0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.17)	(0.18)	0.70	0.62	0.81	0.92	1.25	(1.60)	1.45	0.25

Total income (loss) from investment operations	0.07	0.05	1.07	0.96	1.05	1.15	1.42	(1.44)	1.61	0.38

Distributions from:
Net investment income	(0.22)	(0.31)	(0.17)	(0.24)	(0.08)	(0.18)	(0.17)	(0.18)	(0.15)	(0.15)
Net realized gain on securities	(0.05)	–	–	–	–	–	–	–	–	–

Total distributions	(0.27)	(0.31)	(0.17)	(0.24)	(0.08)	(0.18)	(0.17)	(0.18)	(0.15)	(0.15)

Net asset value at end of period	$11.33	$11.53	$11.79	$10.89	$10.17	$7.44	$6.47	$5.22	$6.84	$5.38

TOTAL RETURN(a)	0.73%	0.32%	9.93%	9.57%	11.47%	17.90%	27.39%	(21.18)%	30.18%	7.06%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.59%	0.60%	0.61%	0.63%	0.65%	0.46%	0.53%	0.52%	0.47%	0.52%
Ratio of expenses to average net assets(c)	0.59%	0.60%	0.61%	0.63%	0.65%	0.46%	0.53%	0.52%	0.47%	0.52%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.16%	1.94%	3.22%	3.30%	2.55%	3.27%	2.85%	2.78%	2.53%	2.29%
Ratio of net investment income (loss) to average net assets(c)	2.16%	1.94%	3.22%	3.30%	2.55%	3.27%	2.85%	2.78%	2.53%	2.29%
Portfolio turnover rate	45%	60%	52%	49%	48%	60%	51%	99%	56%	66%
Number of shares outstanding at end of period (000’s)	41,413	38,711	35,093	31,956	22,673	157,825	154,632	132,279	150,421	145,793
Net assets at end of period (000’s)	$469,056	$446,317	$413,818	$347,947	$230,538	$1,174,840	$1,000,950	$689,840	$1,028,197	$783,839

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Government Bond Fund					International Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011		2010

PER SHARE DATA
Net asset value at beginning of period	$12.12	$12.62	$12.86	$11.92	$11.55	$12.36	$9.81	$12.04	$9.04		$8.29

Income (loss) from investment operations:
Net investment income (loss)(d)	0.33	0.35	0.39	0.42	0.45	0.16	0.17	0.18	0.17		0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	0.15	(0.06)	(0.03)	1.12	0.40	1.87	2.55	(2.22)	2.98		0.80

Total income (loss) from investment operations	0.48	0.29	0.36	1.54	0.85	2.03	2.72	(2.04)	3.15		0.93

Distributions from:
Net investment income	(0.22)	(0.45)	(0.46)	(0.60)	(0.48)	(0.25)	(0.17)	(0.19)	(0.15)		(0.18)
Net realized gain on securities	(0.14)	(0.34)	(0.14)	–	–	–	–	–	–		–

Total distributions	(0.36)	(0.79)	(0.60)	(0.60)	(0.48)	(0.25)	(0.17)	(0.19)	(0.15)		(0.18)

Net asset value at end of period	$12.24	$12.12	$12.62	$12.86	$11.92	$14.14	$12.36	$9.81	$12.04		$9.04

TOTAL RETURN(a)	4.12%	2.03%	2.86%	13.16%	7.32%	16.48%	27.92%	(16.96)%	35.00	%(e)	11.07%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65%	0.66%	0.67%	0.67%	0.68%	1.01%	1.01%	1.01%	1.01%		1.01%
Ratio of expenses to average net assets(c)	0.65%	0.66%	0.67%	0.67%	0.68%	1.06%	1.10%	1.11%	1.12%		1.12%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.00%	0.00%		0.00%
Ratio of net investment income (loss) to average net assets(b)	2.78%	2.75%	3.08%	3.34%	3.70%	1.22%	1.51%	1.72%	1.53%		1.35%
Ratio of net investment income (loss) to average net assets(c)	2.78%	2.75%	3.08%	3.34%	3.70%	1.17%	1.42%	1.62%	1.42%		1.24%
Portfolio turnover rate	42%	74%	126%	113%	147%	53%	55%	53%	67%		79%
Number of shares outstanding at end of period (000’s)	15,459	15,235	15,494	14,721	12,409	45,685	48,797	49,532	51,294		52,207
Net assets at end of period (000’s)	$189,241	$184,590	$195,494	$189,309	$147,932	$646,032	$603,086	$485,839	$617,720		$471,764

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Cap Core Fund					Large Capital Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$12.85	$11.22	$12.33	$9.37	$7.92	$12.46	$11.48	$12.31	$9.73	$8.23

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15	0.14	0.12	0.09	0.10	0.08	0.07	0.02	0.03	0.04
Net realized and unrealized gain (loss) on investments and foreign currencies	2.40	3.10	(0.73)	2.98	1.47	2.58	1.94	(0.82)	2.59	1.53

Total income (loss) from investment operations	2.55	3.24	(0.61)	3.07	1.57	2.66	2.01	(0.80)	2.62	1.57

Distributions from:
Net investment income	(0.14)	(0.12)	(0.11)	(0.11)	(0.12)	(0.07)	(0.03)	(0.03)	(0.04)	(0.07)
Net realized gain on securities	(1.01)	(1.49)	(0.39)	–	–	(1.08)	(1.00)	–	–	–

Total distributions	(1.15)	(1.61)	(0.50)	(0.11)	(0.12)	(1.15)	(1.03)	(0.03)	(0.04)	(0.07)

Net asset value at end of period	$14.25	$12.85	$11.22	$12.33	$9.37	$13.97	$12.46	$11.48	$12.31	$9.73

TOTAL RETURN(a)	20.28%	31.57%	(4.78)%	32.94%	19.81%	21.79%	18.63%	(6.45)%	27.01%	19.08	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.84%	0.85%	0.85%	0.85%	0.85%	0.76%	0.77%	0.78%	0.78%	0.78%
Ratio of expenses to average net assets(c)	0.84%	0.85%	0.89%	0.85%	0.88%	0.76%	0.77%	0.78%	0.78%	0.78%
Ratio of expense reductions to average net assets	0.01%	0.01%	–	0.01%	0.01%	0.00%	0.01%	0.01%	0.01%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.09%	1.14%	1.04%	0.85%	1.08%	0.57%	0.58%	0.19%	0.25%	0.41%
Ratio of net investment income (loss) to average net assets(c)	1.09%	1.14%	0.99%	0.85%	1.05%	0.57%	0.58%	0.19%	0.25%	0.41%
Portfolio turnover rate	76%	64%	106%	44%	33%	137%	195%	173%	129%	59%
Number of shares outstanding at end of period (000’s)	12,606	12,501	11,170	11,843	12,406	29,214	29,489	29,965	32,735	35,736
Net assets at end of period (000’s)	$179,649	$160,617	$125,281	$145,975	$116,227	$408,050	$367,527	$343,971	$402,977	$347,731

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Index Fund						Mid Cap Strategic Growth Fund
	Year Ended May 31,						Year Ended May 31,
	2014	2013	2012	2011		2010	2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$24.44	$19.74	$22.71	$17.30		$13.32	$14.16	$11.83	$13.62	$9.92	$7.83

Income (loss) from investment operations:
Net investment income (loss)(d)	0.28	0.29	0.21	0.18		0.19	(0.01)	0.08	0.01	0.01	(0.00)
Net realized and unrealized gain (loss) on investments and foreign currencies	3.99	5.38	(1.74)	5.43		4.40	2.12	2.55	(1.74)	3.70	2.14

Total income (loss) from investment operations	4.27	5.67	(1.53)	5.61		4.59	2.11	2.63	(1.73)	3.71	2.14

Distributions from:
Net investment income	(0.31)	(0.22)	(0.26)	(0.20)		(0.25)	(0.08)	–	(0.06)	(0.01)	(0.05)
Net realized gain on securities	(1.16)	(0.75)	(1.18)	–		(0.36)	(0.20)	(0.30)	–	–	–

Total distributions	(1.47)	(0.97)	(1.44)	(0.20)		(0.61)	(0.28)	(0.30)	(0.06)	(0.01)	(0.05)

Net asset value at end of period	$27.24	$24.44	$19.74	$22.71		$17.30	$15.99	$14.16	$11.83	$13.62	$9.92

TOTAL RETURN(a)	17.69%	29.61%	(6.38)%	32.54	%(e)	34.73%	14.78%	22.76%	(12.67)%	37.37%	27.35	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.36%	0.38%	0.38%	0.39%		0.39%	0.82%	0.85%	0.85%	0.84%	0.85%
Ratio of expenses to average net assets(c)	0.36%	0.38%	0.38%	0.39%		0.39%	0.82%	0.86%	0.86%	0.84%	0.86%
Ratio of expense reductions to average net assets	–	–	–	–		–	0.01%	0.01%	0.01%	0.02%	0.04%
Ratio of net investment income (loss) to average net assets(b)	1.06%	1.33%	1.02%	0.93%		1.17%	(0.06)%	0.63%	0.09%	0.10%	(0.09)%
Ratio of net investment income (loss) to average net assets(c)	1.06%	1.33%	1.02%	0.93%		1.17%	(0.06)%	0.62%	0.08%	0.10%	(0.10)%
Portfolio turnover rate	11%	8%	11%	18%		12%	65%	61%	62%	134%	239%
Number of shares outstanding at end of period (000’s)	116,691	119,703	122,335	120,474		121,459	18,583	18,378	20,800	25,052	25,009
Net assets at end of period (000’s)	$3,179,031	$2,925,308	$2,415,464	$2,736,232		$2,101,641	$297,068	$260,138	$246,037	$341,241	$248,109

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Money Market I Fund							Nasdaq-100® Index Fund
	Year Ended May 31,							Year Ended May 31,
	2014	2013	2012		2011	2010		2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00		$6.98	$6.03	$6.45	$5.03	$3.89

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00	0.00	0.00		0.00	0.00		0.10	0.07	0.04	0.02	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	–	0.00	0.00		(0.00)	0.00		1.74	1.06	0.31	1.41	1.14

Total income (loss) from investment operations	0.00	0.00	0.00		0.00	0.00		1.84	1.13	0.35	1.43	1.15

Distributions from:
Net investment income	(0.00)	(0.00)	(0.00)		(0.00)	(0.00)		(0.07)	(0.03)	(0.02)	(0.01)	(0.01)
Net realized gain on securities	–	–	–		–	(0.00)		(0.04)	(0.15)	(0.75)	–	–

Total distributions	(0.00)	(0.00)	(0.00)		(0.00)	(0.00)		(0.11)	(0.18)	(0.77)	(0.01)	(0.01)

Net asset value at end of period	$1.00	$1.00	$1.00		$1.00	$1.00		$8.71	$6.98	$6.03	$6.45	$5.03

TOTAL RETURN(a)	0.01%	0.01%	0.01	%(e)	0.01%	0.04	%(e)	26.44%	19.16%	6.91%	28.53%	29.60	%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.16%	0.21%	0.17%		0.24%	0.41%		0.53%	0.53%	0.53%	0.53%	0.54%
Ratio of expenses to average net assets(c)	0.51%	0.52%	0.52%		0.52%	0.55%		0.57%	0.57%	0.59%	0.63%	0.60%
Ratio of expense reductions to average net assets	–	–	–		–	–		0.00%	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.01%	0.01%	0.01%		0.01%	0.03%		1.28%	1.06%	0.59%	0.43%	0.25%
Ratio of net investment income (loss) to average net assets(c)	(0.34)%	(0.30)%	(0.33)%		(0.27)%	(0.10)%		1.25%	1.02%	0.52%	0.33%	0.18%
Portfolio turnover rate	N/A	N/A	N/A		N/A	N/A		8%	5%	12%	29%	6%
Number of shares outstanding at end of period (000’s)	367,402	378,729	409,147		474,285	542,000		29,275	29,011	27,028	19,713	20,423
Net assets at end of period (000’s)	$366,768	$378,086	$408,487		$473,443	$541,159		$255,120	$202,595	$162,983	$127,160	$102,703

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund						Small Cap Aggressive Growth Fund
	Year Ended May 31,						Year Ended May 31,
	2014	2013	2012	2011	2010		2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$19.19	$15.84	$17.57	$12.93	$9.98		$13.18	$10.33	$12.63	$9.84	$7.05

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.04)	0.03	(0.01)	(0.03)	(0.02)		(0.11)	(0.07)	(0.06)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currencies	5.71	3.32	(1.72)	4.67	2.98		2.50	3.08	(1.46)	2.85	2.84

Total income (loss) from investment operations	5.67	3.35	(1.73)	4.64	2.96		2.39	3.01	(1.52)	2.79	2.79

Distributions from:
Net investment income	(0.03)	–	–	(0.00)	(0.01)		–	–	–	–	(0.00)
Net realized gain on securities	–	–	–	–	–		(1.45)	(0.16)	(0.78)	–	–

Total distributions	(0.03)	–	–	(0.00)	(0.01)		(1.45)	(0.16)	(0.78)	–	(0.00)

Net asset value at end of period	$24.83	$19.19	$15.84	$17.57	$12.93		$14.12	$13.18	$10.33	$12.63	$9.84

TOTAL RETURN(a)	29.55%	21.15%	(9.85)%	35.89%	29.67	%(e)	17.46%	29.43%	(11.72)%	28.35%	39.59	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.99%	1.02%	1.02%	1.02%	1.02%		0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets(c)	0.99%	1.02%	1.02%	1.02%	1.02%		1.02%	1.05%	1.10%	1.05%	1.10%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.01%	0.01%	0.02%		–	–	–	0.04%	0.02%
Ratio of net investment income (loss) to average net assets(b)	(0.18)%	0.15%	(0.10)%	(0.22)%	(0.20)%		(0.70)%	(0.61)%	(0.59)%	(0.62)%	(0.56)%
Ratio of net investment income (loss) to average net assets(c)	(0.18)%	0.15%	(0.10)%	(0.22)%	(0.20)%		(0.72)%	(0.67)%	(0.70)%	(0.68)%	(0.66)%
Portfolio turnover rate	102%	99%	113%	111%	138%		111%	97%	169%	42%	73%
Number of shares outstanding at end of period (000’s)	37,726	40,253	45,092	50,582	54,912		7,180	6,240	6,994	7,230	8,809
Net assets at end of period (000’s)	$936,688	$772,614	$714,118	$888,918	$710,097		$101,410	$82,222	$72,224	$91,326	$86,711

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Fund					Small Cap Index Fund
	Year Ended May 31,					Year Ended May 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$13.46	$10.33	$11.22	$8.31	$6.39	$18.13	$14.03	$15.60	$12.15	$9.43

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00	0.04	0.00	0.01	0.01	0.21	0.24	0.18	0.13	0.11
Net realized and unrealized gain (loss) on investments and foreign currencies	2.31	3.10	(0.88)	2.92	1.95	2.80	4.06	(1.61)	3.44	3.06

Total income (loss) from investment operations	2.31	3.14	(0.88)	2.93	1.96	3.01	4.30	(1.43)	3.57	3.17

Distributions from:
Net investment income	(0.05)	(0.01)	(0.01)	(0.02)	(0.04)	(0.26)	(0.20)	(0.14)	(0.12)	(0.18)
Net realized gain on securities	(0.72)	–	–	–	–	(0.48)	–	–	–	(0.27)

Total distributions	(0.77)	(0.01)	(0.01)	(0.02)	(0.04)	(0.74)	(0.20)	(0.14)	(0.12)	(0.45)

Net asset value at end of period	$15.00	$13.46	$10.33	$11.22	$8.31	$20.40	$18.13	$14.03	$15.60	$12.15

TOTAL RETURN(a)	17.13%	30.40%	(7.81)%	35.24%	30.65%	16.64%	30.91%	(9.13)%	29.44%	34.01%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93%	0.93%	0.93%	0.93%	0.94%	0.40%	0.44%	0.44%	0.44%	0.46%
Ratio of expenses to average net assets(c)	1.01%	1.04%	1.05%	1.05%	1.06%	0.40%	0.44%	0.44%	0.44%	0.46%
Ratio of expense reductions to average net assets	0.00%	0.01%	0.01%	0.01%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.01%	0.35%	0.01%	0.05%	0.13%	1.03%	1.51%	1.26%	0.95%	0.98%
Ratio of net investment income (loss) to average net assets(c)	(0.07)%	0.24%	(0.11)%	(0.07)%	0.00%	1.03%	1.51%	1.26%	0.95%	0.98%
Portfolio turnover rate	32%	27%	39%	38%	37%	13%	12%	14%	13%	15%
Number of shares outstanding at end of period (000’s)	24,251	26,071	28,964	31,857	34,509	54,260	54,297	57,427	62,750	66,604
Net assets at end of period (000’s)	$363,807	$350,845	$299,145	$357,571	$286,788	$1,106,865	$984,357	$805,784	$978,592	$809,018

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Special Values Fund						Small-Mid Growth Fund
	Year Ended May 31,						Year Ended May 31,
	2014	2013	2012	2011	2010		2014	2013	2012		2011	2010

PER SHARE DATA
Net asset value at beginning of period	$11.32	$8.99	$9.67	$8.08	$6.03		$12.67	$10.56	$11.72		$8.54	$6.79

Income (loss) from investment operations:
Net investment income (loss)(d)	0.12	0.07	0.05	0.06	0.05		(0.07)	0.00	(0.05)		(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currencies	2.53	2.32	(0.66)	1.59	2.12		2.45	2.11	(1.11)		3.24	1.82

Total income (loss) from investment operations	2.65	2.39	(0.61)	1.65	2.17		2.38	2.11	(1.16)		3.18	1.77

Distributions from:
Net investment income	(0.10)	(0.06)	(0.07)	(0.06)	(0.12)		(0.01)	–	–		(0.00)	(0.02)
Net realized gain on securities	–	–	–	–	–		(0.50)	–	–		–	–

Total distributions	(0.10)	(0.06)	(0.07)	(0.06)	(0.12)		(0.51)	–	–		(0.00)	(0.02)

Net asset value at end of period	$13.87	$11.32	$8.99	$9.67	$8.08		$14.54	$12.67	$10.56		$11.72	$8.54

TOTAL RETURN(a)	23.43%	26.67%	(6.27)%	20.40%	36.20	%(e)	18.77%	19.98%	(9.90	)%(f)	37.24%	26.03	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.88%	0.90%	0.90%	0.90%	0.90%		1.00%	1.00%	1.00%		1.00%	1.00%
Ratio of expenses to average net assets(c)	0.88%	0.92%	0.93%	0.92%	0.98%		1.03%	1.05%	1.06%		1.15%	1.09%
Ratio of expense reductions to average net assets	0.00%	0.01%	0.01%	0.01%	0.01%		0.00%	0.01%	0.02%		0.02%	0.04%
Ratio of net investment income (loss) to average net assets(b)	0.89%	0.74%	0.59%	0.65%	0.69%		(0.50)%	0.03%	(0.52)%		(0.61)%	(0.63)%
Ratio of net investment income (loss) to average net assets(c)	0.89%	0.72%	0.57%	0.63%	0.61%		(0.52)%	(0.02)%	(0.58)%		(0.76)%	(0.72)%
Portfolio turnover rate	65%	58%	60%	41%	98%		148%	107%	120%		155%	74%
Number of shares outstanding at end of period (000’s)	17,993	19,976	20,167	23,569	25,867		8,584	8,625	9,581		10,329	11,165
Net assets at end of period (000’s)	$249,579	$226,140	$181,376	$227,951	$209,121		$124,839	$109,283	$101,132		$121,033	$95,319

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by affiliate.
(f)	The Fund’s performance was increased by 0.26% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Stock Index Fund					Value Fund
	Year Ended May 31,					Year Ended May 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$30.07	$24.50	$26.71	$21.93	$19.06	$12.40	$9.63	$10.28	$8.28	$7.20

Income (loss) from investment operations:
Net investment income (loss)(d)	0.55	0.53	0.45	0.41	0.37	0.19	0.20	0.18	0.10	0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	5.38	5.91	(0.76)	5.12	3.66	1.81	2.83	(0.70)	1.97	1.20

Total income (loss) from investment operations	5.93	6.44	(0.31)	5.53	4.03	2.00	3.03	(0.52)	2.07	1.25

Distributions from:
Net investment income	(0.56)	(0.46)	(0.46)	(0.43)	(0.49)	(0.22)	(0.26)	(0.13)	(0.07)	(0.17)
Net realized gain on securities	(0.79)	(0.41)	(1.44)	(0.32)	(0.67)	–	–	–	–	–

Total distributions	(1.35)	(0.87)	(1.90)	(0.75)	(1.16)	(0.22)	(0.26)	(0.13)	(0.07)	(0.17)

Net asset value at end of period	$34.65	$30.07	$24.50	$26.71	$21.93	$14.18	$12.40	$9.63	$10.28	$8.28

TOTAL RETURN(a)	20.01%	26.86%	(0.76)%	25.55%	21.06%	16.26%	31.97%	(5.00)%	25.03%	17.30%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.35%	0.36%	0.37%	0.38%	0.38%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.35%	0.36%	0.37%	0.38%	0.38%	0.93%	0.95%	0.97%	0.93%	0.94%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.00%	–	–
Ratio of net investment income (loss) to average net assets(b)	1.71%	1.94%	1.83%	1.70%	1.70%	1.46%	1.87%	1.87%	1.10%	0.56%
Ratio of net investment income (loss) to average net assets(c)	1.71%	1.94%	1.83%	1.70%	1.70%	1.38%	1.77%	1.75%	1.02%	0.47%
Portfolio turnover rate	4%	3%	3%	11%	7%	16%	23%	13%	157%	105%
Number of shares outstanding at end of period (000’s)	129,109	132,191	138,507	132,974	136,381	8,595	8,978	10,469	14,825	18,716
Net assets at end of period (000’s)	$4,473,003	$3,974,531	$3,393,666	$3,551,607	$2,990,589	$121,864	$111,303	$100,820	$152,457	$155,035

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company I

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

VALIC Company I:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the thirty-four funds constituting VALIC Company I (the “Series”) at May 31, 2014, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas

July 25, 2014

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

Approval of the SunAmerica Asset Management, LLC (“SunAmerica”) Sub-Advisory Agreement with respect to the Global Social Awareness and International Equities Funds.

At an in-person meeting held on January 27-28, 2014, the Board of Directors, including the Independent Directors, approved the SunAmerica Sub-Advisory Agreement with respect to each Fund. The Board considered that SunAmerica would replace PineBridge, the current sub-adviser responsible for the day-to-day management of each Fund.

In connection with the approval of the SunAmerica Sub-Advisory Agreement, the Board received materials relating to certain factors the Board considered in determining to approve the SunAmerica Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of services to be provided by SunAmerica to each Fund; (2) the sub-advisory fee rates proposed to be charged in connection with SunAmerica’s management of each Fund, compared to the sub-advisory fee rates of a group of funds with similar investment objectives (“Subadvisory Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of each Fund compared to performance of comparable funds in its peer group category (“Performance Group”) and against each Fund’s current benchmark (“Benchmark”) and the investment performance of comparable funds managed by SunAmerica; (4) the costs of services and the benefits potentially to be derived by SunAmerica; (5) whether the Funds will benefit from possible economies of scale by engaging SunAmerica as sub-adviser; (6) the anticipated profitability of VALIC, SunAmerica and their affiliates; and (7) the terms of the SunAmerica Sub-Advisory Agreement.

In considering whether to approve the SunAmerica Sub-Advisory Agreement, the Board also took into account a presentation made at the in-person meeting held on January 27-28, 2014 by members of management as well as presentations made by SunAmerica portfolio managers who would be responsible for managing the Funds, who responded to questions asked by the Board and management. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of the approval of the SunAmerica Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive session with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by SunAmerica. The Board reviewed information provided by SunAmerica relating to its operations and personnel. The Board also took into account their knowledge of SunAmerica’s management, operations, and the quality of their performance based on the Board’s experience with SunAmerica, who is a subadviser of other funds of VC I and VC II, and serves as administrator to VC I and VC II. The Board also noted that SunAmerica’s management of the Funds will be subject to the oversight of VALIC and the Board, and must be carried out in accordance with the investment objectives, policies and restrictions as set forth in each Fund’s prospectus and statement of additional information. The Board noted that the proposed appointment of SunAmerica as sub-adviser would result in certain changes to each Fund’s investment objective and investment strategies.

The Board considered information provided to them regarding the services to be provided by SunAmerica. The Board noted that SunAmerica will (i) determine the securities to be purchased or sold on behalf of each Fund; (ii) provide VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) render regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board considered SunAmerica’s history and investment experience as well as information regarding the qualifications, background and responsibilities of SunAmerica’s investment and compliance personnel who would provide services to the Funds. The Board also took into account the financial condition of SunAmerica. The Board also considered SunAmerica’s brokerage practices. The Board took into account SunAmerica’s risk management processes and regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Funds.

The Board, including a majority of the Independent Directors, concluded that the scope and quality of advisory services to be provided by SunAmerica under the SunAmerica Sub-Advisory Agreement were expected to be satisfactory and that there was a reasonable basis to conclude that SunAmerica would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s proposed sub-advisory fee rate compared with its respective Subadvisory Expense Group/Universe. The Board considered that each Fund’s proposed sub-advisory fee rate, which is identical to the sub-advisory fee rate currently paid to PineBridge, is below the median of its Subadvisory Expense Universe and equal to the median of its Sub-Advisory Expense Group. The Board also noted that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Funds, that the sub-advisory fees are not paid by the Funds, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also considered expense information of comparable funds or accounts managed by SunAmerica that have comparable investment objectives and strategies to the Funds, to the extent applicable. The Board also considered that the proposed sub-advisory fee rates payable to SunAmerica contain breakpoints. The Board also considered that VALIC and SunAmerica, as affiliated entities, would earn more than the amount that VALIC currently retains as adviser. The Board took into account management’s discussion of the Funds’ proposed sub-advisory fees and concluded that such fees are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

The Board also received and reviewed information prepared by management regarding each Fund’s investment performance compared against its respective Benchmark and Performance Group as of the period ended November 30, 2013. With respect to the International Equities Fund, the Board considered that management has closely monitored the Fund’s performance for more than two years due to its inconsistent performance and underperformance relative to its Benchmark and Performance Group. The Board noted that the Fund underperformed its Benchmark and Performance Group for the 1-, 3-, 5- and 10- year periods. The Board noted that because the Fund’s current approach is not expected to lead to any sustainable improvements in performance, management was recommending that the Fund be converted to an index fund. In this regard, the Board reviewed the performance history of index funds managed by SunAmerica over both short- and long- term periods and took into account’s SunAmerica’s success in implementing these index strategies. With respect to the Global Social Awareness Fund, the Board noted that the Fund outperformed its Benchmark and Performance Group for the 1-, 3- and 5- year periods, and underperformed its Benchmark and Performance Group for the 10- year period. The Board noted that the Fund uses social screens, and may benefit from SunAmerica’s expertise in social screening. The Board considered that SunAmerica has experience managing the VALIC Company II Socially Responsible Fund, which also uses a social screen strategy. The Board noted that the VALIC Company II Socially Responsible Fund outperformed its Benchmark and Performance Group for the 1-, 3-, 5- and 10- year periods ended November 30, 2013. The Board concluded that SunAmerica’s experience implementing social screens could potentially benefit the Global Social Awareness Fund and its experience implementing rules- and index- based strategies could potentially benefit the International Equities Fund.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the SunAmerica Sub-Advisory Agreement. The Board noted that VALIC reviewed a number of factors in determining appropriate sub-advisory fee levels for the Funds. Such factors included a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such a competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board noted that the proposed sub-advisory fee rates payable to SunAmerica are identical to the sub-advisory fee rates currently payable to PineBridge, and as a result, VALIC will retain an identical portion of its advisory fee with respect to each Fund. The Board also considered that VALIC and SunAmerica, as affiliated entities, would earn more than the amount that VALIC currently retains as adviser. In considering the anticipated profitability to SunAmerica in connection with its relationship to the Funds, the Board noted that fees under the SunAmerica Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Funds. In light of all the factors considered, the Board concluded that the anticipated profitability of SunAmerica was not a material factor to their deliberations with respect to consideration of approval of the SunAmerica Sub-Advisory Agreement.

The Board also noted that VC I and VC II pay SunAmerica an annual fee of 0.06% based on average daily net assets, plus a fund accounting fee equal to 0.0075% on the first $75 billion of daily net assets, 0.006% on the next $25 billion of average daily net assets, and 0.005% on daily net assets exceeding $100 billion. Out of the fee SunAmerica receives from VC I, SunAmerica compensates VALIC 0.02% for certain administrative services provided and pays the Fund’s custodian, State Street Bank and Trust Company an accounting fee based on the rate referenced above.

Economies of Scale. For similar reasons as stated above with respect to SunAmerica’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in SunAmerica’s management of the Funds were not a material factor to the approval of the SunAmerica Sub-Advisory Agreement, although the Board noted that each Fund has breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreements. The Board reviewed the terms of the SunAmerica Sub-Advisory Agreement, including the duties and responsibilities to be undertaken by SunAmerica. The Board also reviewed the terms of payment for services to be rendered by SunAmerica and noted that VALIC would compensate SunAmerica out of the advisory fees it receives from each Fund. The Board noted that the SunAmerica Sub-Advisory Agreement provides that SunAmerica will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the SunAmerica Sub-Advisory Agreement and other terms contained therein. The Board noted that the SunAmerica Sub-Advisory Agreement contained additional terms related to the use of soft dollars, brokerage transactions, proxy voting, confidentiality, and trade allocation, and concluded that the terms of the SunAmerica Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the SunAmerica Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including a majority of the Independent Directors, concluded that it was in the best interests of the Funds and their shareholders to approve the SunAmerica Sub-Advisory Agreement.

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2014 (unaudited)

Name, Age and Address at May 31, 2014*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Independent Directors
Thomas J. Brown Age: 68	Director	2005- Present	Retired, Chief Compliance Officer & Chief Financial Officer, American General Asset Management, an investment adviser (since 2006).	49	Trustee, Virtus Series Fund (2011-Present); Trustee, Merrimac Funds, a mutual fund company (2004-2007).
Dr. Judith L. Craven Age: 68	Director	1998- Present	Retired Administrator, Proprietor, JAE & Associates LLC, physician consulting (since 2003); and President, United Way, fund raiser (since 1998).	78

Director, A.G. Belo Corporation, a media company (1992-Present); Director, SYSCO Corporation, a food marketing and distribution company (1996-Present); Director, Luby’s Restaurant (1998-Present); Director, Hilton Hotel (1998-2011); Director, University of Texas Board of Regents (1998-2007).

William F. Devin Age: 75	Chairman and Director(5)	2001- Present	Retired, Executive Vice President, Fidelity Management Resources, a broker-dealer (since 1996).	78	Director, Boston Options Exchange (2001-2011)
Dr. Timothy J. Ebner Age: 64	Director	1998- Present	Professor and Head, Department of Neuroscience Medical School (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-2013); and Scientific Director, Society for Research on the Cerebellum (2008-Present); President, Association of Medical School Neuroscience Department Chairpersons (2011-2014).	49	Trustee, Minnesota Medical Foundation (2003-2013).
Judge Gustavo E. Gonzales, Jr. Age: 73	Director	1998- Present	Semi-Retired Attorney At Law, Criminal Defense and General Practice (2004-2014). Retired Municipal Court Judge, Dallas, TX (since 2004).	49	None.
Kenneth J. Lavery Age: 64	Director	2001- Present	Retired, Vice President, Massachusetts Capital Resources Co. (1982-2012).	49	None.
Dr. John E. Maupin, Jr. Age: 67	Director	1998- Present	Retired, President, Morehouse School of Medicine, Atlanta, Georgia (2006-2014). Formerly, President, Meharry Medical College, Nashville, Tennessee (1994-2006).	49

Director, LifePoint Hospitals, Inc., hospital management (1999-Present); Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financials Inc., bank holding company (2007-Present).

Interested Directors
Peter A. Harbeck(1) Age: 60	Director	2001- Present	President, CEO and Director, SAAMCo (1995-Present); Director, SunAmerica Capital Services, Inc. (“SACS”) (1993-Present); Chairman, President and CEO, Advisor Group, Inc. (2004-Present)	139	None.
Officers
Kurt Bernlohr Age: 53	President and Principal Executive Officer	2009- Present	President, VALIC Financial Advisors, Inc. (2009-Present); President, VALIC Retirement Services Company (2009-Present); formerly Senior Vice President (2009-2013) and Vice President (2004-2009), VALIC	N/A	N/A

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2014 (unaudited) — (continued)

Name, Age and Address at May 31, 2014*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
John Packs Age: 58	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-Present).	N/A	N/A
Gregory R. Kingston Age: 48	Treasurer and Principal Financial Officer	2000- Present	Vice President, SAAMCo (2001-Present).	N/A	N/A
Nori L. Gabert Age: 60	Vice President, Chief Legal Officer and Secretary	2000- Present	Vice President and Deputy General Counsel, SAAMCo (2005-Present).	N/A	N/A
Gregory N. Bressler Age: 47	Vice President	2005- Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A
Katherine Stoner Age: 57	Vice President and Chief Compliance Officer	2011- Present	Vice President, SAAMCo (May 2011-Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006-2011); Deputy General Counsel and Secretary, VALIC and WNL (2007-2011); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010-2011).	N/A	Director, American General Distributors, Inc. (2006-2011)
Matthew J. Hackethal Age: 42	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Officer, SAAMCo (2006-Present); AML Compliance officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Thomas M. Ward Age: 47	Vice President	2008- Present	Vice President (2009-Present) and Director (2005-2009), VALIC, VALIC Financial Advisors, Inc.	N/A	N/A
*	The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)	Interested Director, as defined within the Investment Company Act of 1940 (the “1940 Act”), because of current employment with SunAmerica, an affiliated company with VALIC.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Speciality Series (7 funds), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (4 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (40 portfolios), VALIC Company I (34 funds) and VALIC Company II (15 funds).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Directors serve until their successors are duly elected and qualified.
(5)	Effective July 27, 2005, Mr. Devin became Chairman of the Board.

Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

VALIC Company I

SHAREHOLDER TAX INFORMATION (unaudited)

Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund’s income and distributions for the year ended May 31, 2014.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2014, which will be made available after the end of the calendar year.

During the year ended May 31, 2014 the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

Fund	Net Long-term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the 70% Dividends Received Deduction
Asset Allocation	$4,956,536	$—	$—	23.27%
Blue Chip Growth	22,993,791	—	—	100.00
Broad Cap Value Income	—	—	—	100.00
Capital Conservation	1,707,327	—	—	0.15
Core Equity	—	—	—	100.00
Dividend Value	—	—	—	100.00
Dynamic Allocation*	357,011	33,634	486,981	—
Emerging Economies*	—	1,814,892	20,996,669	—
Foreign Value*	—	770,826	19,984,997	0.14
Global Real Estate*	22,276,202	417,841	10,087,070	0.07
Global Social Awareness	—	—	—	43.41
Global Strategy*	—	435,456	15,157,519	9.05
Government Securities	372,547	—	—	—
Growth	—	—	—	100.00
Growth & Income	—	—	—	100.00
Health Sciences	16,067,670	—	—	43.17
Inflation Protected	272,023	—	—	3.09
International Equities*	—	1,290,361	27,063,725	—
International Government Bond	549,016	—	—	—
International Growth*	—	560,381	10,077,499	—
Large Cap Core	7,322,679	—	—	33.46
Large Capital Growth	15,311,798	—	—	23.18
Mid Cap Index	122,236,308	—	—	63.28
Mid Cap Strategic Growth	3,561,209	—	—	100.00
Money Market I	—	—	—	—
Nasdaq-100® Index	575,512	—	—	96.48
Science & Technology	—	—	—	100.00
Small Cap Aggressive Growth	7,260,207	—	—	7.59
Small Cap	16,963,418	—	—	100.00
Small Cap Index	23,735,605	—	—	47.17
Small Cap Special Values	—	—	—	100.00
Small-Mid Growth	4,202,101	—	—	100.00
Stock Index	96,505,149	—	—	96.10
Value	—	—	—	100.00

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

VALIC Company I

COMPARISONS: FUNDS VS. INDEXES (Unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC I Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Pinebridge Investments, LLC

The Asset Allocation Fund posted a return of 12.04% for the twelve-month period ending May 31, 2014, compared to a return of 20.45% for the S&P 500® Index, 2.71% for the Barclays U.S. Aggregate Bond Index, 0.04% for the Citi Treasury Bill 3 Month Index and 11.98% for the Blended Index.

The Fund consists of four equity components (Index, Growth, Value, and Research Enhanced), a fixed income component, and a cash component. The top performing sleeve over the past twelve months was Research Enhanced Equity, which beat the S&P 500® Index return of 20.45% over the twelve month period. Trailing the index were the Value sleeve, the Growth sleeve, and the Index sleeve. The Fixed Income portfolio significantly outperformed the Barclays US Aggregate Bond Index over the past twelve months.

Benchmark allocations are: 55% equity, 35% fixed income, and 10% cash. At the end of the twelve month period the overall equity exposure was a 16% overweight versus the benchmark allocation. The Fund had a fixed income underweight of 2% at the beginning of the period, and trended lower over the 12 months, finishing with a 6% underweight versus the benchmark allocation.

For the year ended May 31, 2014, the Asset Allocation Fund returned 12.04% compared to 20.45% for the S&P 500® Index, 2.71% for the Barclays U.S. Aggregate Bond Index, 0.04% for the Citi Treasury Bill 3 Month Index and 11.98% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (55%), the Barclays U.S. Aggregate Bond Index (35%), and the Citi Treasury Bill 3 Month Index (10%).

***	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Citi Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
12.04%	13.31%	7.20%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Blue Chip Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Blue Chip Growth Fund posted a return of 25.69% for the twelve-month period ended May 31, 2014, compared to a return of 20.45% for the S&P 500® Index.

The Blue Chip Growth Fund’s relative outperformance was driven predominantly by strong stock selection. On the whole, sector allocation also added to the Fund’s relative outperformance.

Stock selection in the health care sector contributed the most to relative gains, particularly within the biotechnology and health care providers and services industries. Effective stock selection in the information technology supported relative outperformance. Within consumer discretionary, stock selection drove relative outperformance, however an overweight position served to dampen results as the sector lagged the broader market. The top performing names in the Fund included; Google Inc., Priceline Group, Inc. and Gilead Sciences, Inc.

Conversely, stock selection in the materials sector detracted from relative performance. In the industrials and business services sector, stock selection hurt relative returns, but the negative effect was largely mitigated by a favorable sector overweight. The bottom performing names included; Whole Foods Market, Inc., Broadcom Corp. and Lululemon Athletica, Inc.

For the year ended May 31, 2014, the Blue Chip Growth Fund returned 25.69% compared to 20.45% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
25.69%	19.67%	8.70%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Broad Cap Value Income Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Barrow, Hanley, Mewhinney & Strauss, LLC

The Broad Cap Value Income Fund posted a return of 18.24% for the twelve-month period ending May 31, 2014, compared to a return of 19.60% for the Russell 1000® Value Index.

Detracting for the period versus the Russell 1000® Value Index the most was stock selection within the energy sector. The other large detractor was stock selection within the industrials sector. Moderately detracting for the period was stock selection within the telecommunication services and consumer staples sectors. Among the most significant individual detractors were KBR, Inc., Coach, Inc., and International Game Technology.

Two of the largest contributors for the period were stock selection within the health care (enhanced by relative overweighting) and the financials sectors. Another large contributor was an overweight to the strong industrials sector.

Top individual contributors for the year included Hanesbrands, Inc., E*TRADE Financial Corp., and Royal Caribbean Cruises, Ltd.

For the year ended May 31, 2014, the Broad Cap Value Income Fund returned 18.24% compared to 19.60% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	Since Inception*
18.24%	18.08%	7.16%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Capital Conservation Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Capital Conservation Fund posted a return of 2.73% for the twelve-month period ended May 31, 2014, compared to a return of 2.71% for the Barclays U.S. Aggregate Bond Index.

In aggregate, sector selection had a positive effect on the relative performance of the Fund. An underweight to U.S. Treasury securities provided the strongest tailwind over the year. Overweight allocations to corporate issuers in the financial sector and fixed rate agency mortgage-backed securities also benefited the fund.

Overweight allocations to asset-backed securities “ABS” and collateralized mortgage obligations “CMO” were the primary detractors from performance.

Security selection was the primary driver of outperformance during the year and accounted for most of the Fund’s excess returns. Security selection was particularly strong within the financial and industrial corporate credit sectors. Mergers & acquisitions (M&A) and other shareholder friendly activity ticked up, and while this adds idiosyncratic risk to certain sectors and issuers, it also provided for attractive entry opportunities. Ignoring the effects of residual cash holdings in the portfolio, security selection only had a negative effect within collateralized mortgage backed securities “CMBS”.

Top contributing individual securities included Federal National Mortgage Association (5.00% due 09/30/2037), Rabobank Nederland (5.75% due 12/01/2043) and Verizon Communications, Inc. (6.40% due 09/15/2033). Among the largest detractors were Federal National Mortgage Association (3.00 due 02/01/2043), ADT Corp. (4.88% due 07/15/2042) and First Energy (4.25% due 03/15/2023).

For the year ended May 31, 2014, the Capital Conservation Fund returned 2.73% compared to 2.71% for the Barclays U.S. Aggregate Bond Index.

*	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
2.73%	6.02%	4.42%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Core Equity Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with BlackRock Investment Management, LLC

The Core Equity Fund posted a return of 20.78% for the twelve-month period ending May 31, 2014, compared to a return of 20.90% for the Russell 1000® Index.

Favorable sector positioning combined with positive stock selection in the consumer staples, consumer discretionary, and industrials sectors accounted for the relative strength, more than offsetting positioning in the financials sector and stock selection weakness in the information technology section.

The Fund’s sector allocation during the period boosted results, with the most notable contribution resulting from a large underweight to the lagging consumer staples sector. Underweights to both the telecommunications services and utilities sectors, and an overweight to the health care sector, also added value.

Stock selection in the consumer staples sector had a positive impact. Key decisions included investments in CVS Caremark Corp. and Kroger Co., and avoidance of tobacco and beverage industry holdings.

The Fund produced underperformance in the financials sector. A significant overweight in the sector combined with large positions in both Citigroup, Inc. and JPMorgan Chase & Co. accounted for the majority of the weakness.

Stock selection in the information technology (IT) sector also detracted for performance, despite strong results in the IT services industry. Holding a significant underweight in Apple, Inc. had the most negative impact as the large benchmark holding surged 44% during the period.

For the year ended May 31, 2014, the Core Equity Fund returned 20.78% compared to 20.90% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization-weighted benchmark index made up of the 1,000 largest U.S. stocks in the Russell 3000® Index.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
20.78%	16.67%	5.95%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Dividend Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Dividend Value Fund posted a return of 16.22% for the twelve-month period ending May 31, 2014, compared to a return of 19.60% for the Russell 1000® Value Index.

A discussion with Blackrock Investment Management, LLC — regarding their portion of the Fund (the “portfolio”)

The most significant detractor from portfolio performance during the fiscal year was a combination of stock selection and an underweight in the information technology sector, followed by weaker stock selection in the consumer staples sector. Both stock selection and an underweight in the health care sector were detrimental to returns during the year, as was stock selection in materials, energy and consumer discretionary sectors. At the portfolio level, stock selection was responsible for all underperformance during the annual period given that positive and negative effects of sector allocation netted zero relative impact.

The largest contributor to the portfolio’s relative returns against the Russell 1000® Value Index during the annual period was a combination of strong stock selection and an underweight position in the financials sector, followed by strong security selection in the utilities sector and an overweight in the industrials sector. An overweight position within the materials sector was also additive to relative returns during the year.

The largest individual contributors to portfolio performance included Raytheon Co., Total SA ADR, and Comcast Corp. Special Class A. Among the largest detractors were International Business Machines Corp., and not owning Apple, Inc., and Home Depot, Inc.

A discussion with SunAmerica Asset Management, LLC — regarding their portion of the Fund (the “portfolio”)

The primary driver of underperformance during the fiscal period was stock selection among energy, information technology, consumer discretionary, and materials companies. A telecommunication services overweight was another significant detractor from performance.

On the other hand, no exposure to the financials group was beneficial as was stock selection and an overweight allocation to industrials. An information technology overweight was another strong contributor, as was an underweight to energy.

In terms of individual holdings, GameStop Corp. Class A, Lockheed Martin Corp. and Lorillard, Inc. were the top contributors to portfolio performance on a relative basis. Positions in Staples, Inc., Coach, Inc., and Mattel, Inc. were the largest individual detractors.

For the year ended May 31, 2014, the Dividend Value Fund returned 16.22% compared to 19.60% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forcasted growth values.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
16.22%	17.27%	6.84%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Dynamic Allocation Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Dynamic Allocation Fund posted a return of 10.11% for the twelve-month period ending May 31, 2014, compared to a return of 20.45% for the S&P 500® Index, 2.71% for the Barclays Capital U.S. Aggregate Bond Index, and 13.16% for the Blended benchmark.

The portfolio consists of two components: A Fund-of Funds component representing a combination of VC I and VC II Funds, and an overlay component which invests in cash, Treasuries and futures, to manage the portfolio’s net equity exposure.

For the fiscal period, the Fund-of Funds component, outperformed the blended benchmark. The overlay component underperformed the blended benchmark.

A discussion with Alliance Bernstein, LLC — regarding their portion of the Fund (the “portfolio”)

The AllianceBernstein overlay portfolio mandate is to generate income and manage the overall Portfolio’s net equity exposure. During the period, approximately 80% of the Fund’s assets were in a U.S. Treasury portfolio benchmarked to the Barclay’s Capital U.S. Treasury 7-10 Year Index. The U.S. Treasury portfolio performance was consistent with that Index. The process to manage the portfolio’s net equity exposure utilizing futures detracted from performance versus the blended benchmark.

A discussion with SunAmerica Asset Management, LLC — regarding their portion of the Fund (the “portfolio”)

The Fund-of Funds component benefited the most from holdings in the VC I Stock Index, VC I Blue Chip Growth, and the VC II Capital Appreciation Fund. The VC I Government Securities and VC I Inflation Protected Funds detracted from performance.

For the year ended May 31, 2014, the Dynamic Allocation Fund returned 10.11% compared to 20.45% for the S&P 500® Index, 2.71% for the Barclays U.S. Aggregate Bond Index and 13.16% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (60%) and the Barclays U.S. Aggregate Bond Index (40%).

***	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Returns as of May 31, 2014
1 Year	Since Inception*
10.11%	13.20%
*	Inception date of Fund: December 19, 2012

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Emerging Economies Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management, Inc.

The Emerging Economies Fund posted a return of 1.97% for the twelve-month period ending May 31, 2014, compared to a return of 4.27% for the MSCI Emerging Markets Index (net).

From a country perspective, security selection was a large detractor from relative returns over the one-year period, specifically stock selections in China and Taiwan. This was partially offset by positive stock selection in India and Mexico. Country allocation added to performance, as an overweight in India and an underweight in Chile were key contributors. An overweight in Turkey was the largest detractor from a country perspective, followed by an underweight to South Africa.

Sector allocation added to performance over the one year period, particularly overweights in information technology and consumer discretionary sectors. This was partially offset by an overweight allocation in the telecommunication services sector. The largest detractors from a selection perspective occurred in information technology and consumer discretionary sectors. Selection was strongest in the energy and financials sectors.

At the stock level, a lack of exposure to Tencent Holdings, Ltd. was the leading detractor from performance over the prior year, followed by an overweight to the poor-performing Tpk Holding Co., Ltd. The holdings in Catcher Technology Co. Ltd. and Tata Motors Ltd. ADR were the leading contributors to returns over the past year.

The Portfolio utilized derivatives for cash management purposes during the period. The impact to portfolio performance was neutral and achieved the desired objective of minimizing the impact of cash on portfolio performance.

For the year ended May 31, 2014, the Emerging Economies Fund returned 1.97% compared to 4.27% for the MSCI Emerging Markets Index (net).

*	MSCI Emerging Markets Index (net) captures large and mid-cap representation across 23 emerging market countries. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	Since Inception*
1.97%	6.76%	0.79%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Foreign Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Templeton Global Advisors Ltd.

The Foreign Value Fund posted a return of 21.39% for the twelve-month period ending May 31, 2014, compared to a return of 18.04% for the MSCI EAFE Index (net).

Outperformance was primarily attributable to stock selection. All major sectors and regions delivered solid absolute gains during the 12-month review period, helping the Fund outperform the MSCI EAFE Index (net). The Fund’s stock selection in the financials sector led relative performance. Stock selection also supported the outperformance of our information technology and industrials holdings. In the consumer discretionary and utilities sectors, stock selection was also beneficial, and an underweighting in consumer staples aided relative performance.

Despite delivering double-digit absolute gains, the Fund’s health care position weighed on relative results. Stock selection in the consumer staples, health care, and telecommunication services sectors also detracted from relative returns.

From a regional standpoint, stock selection in developed markets drove relative performance. Specifically, Eurozone and U.K. stock selection had a major positive effect, and Asian holdings also benefited the Fund as a result of underweighting in Japan and stock selection in Singapore. Conversely, overweighting in generally weak emerging markets pressured returns relative to a benchmark with little emerging market exposure.

Among individual performers, Dutch financial services firm ING Groep NV was the Fund’s largest individual contributor. Italian lender UniCredit SpA and U.K. insurer Aviva PLC also significantly benefited performance. Some of the largest negative contributions came from Potash Corporation of Saskatchewan, Inc., KIWOOM Securities Co Ltd., and Alstom SA.

For the year ended May 31, 2014, the Foreign Value Fund returned 21.39% compared to 18.04% for the MSCI EAFE Index (net).

*	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	Since Inception*
21.39%	12.24%	5.86%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Global Real Estate Fund posted a return of 8.76% for the twelve-month period ended May 31, 2014, compared to a return of 9.82% for the Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (“FTSE EPRA/NAREIT”) Developed Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

Specific areas of contribution included security selection and overweight in office REITs, as well as security selection in health care and apartment REITs. Security selection and overweight exposure in regional mall REITs and industrial REITs detracted from relative performance. Additionally, an underweight in diversified REITs also detracted.

Top individual contributors during the fiscal year included SL Green Realty Corp., Host Hotels and Resorts, Inc. and American Tower Corp.

Macerich Co., Ventas, Inc. and Senior Housing Properties Trust were among top detractors to performance during the fiscal year.

A discussion with Goldman Sachs Asset Management, L.P. — regarding their portion of the Fund (the “portfolio”)

Within the FTSE EPRA/NAREIT Developed Index, the United Kingdom and Continental Europe were the top absolute performers during the reporting period. Conversely, China and Hong Kong were the weakest absolute performers during the period.

For the period, stock selection detracted from relative performance overall. Investments in the United Kingdom and Continental Europe contributed positively to performance. Within the United Kingdom, an overweight to the British Land Company PLC contributed positively to performance. Conversely, Hong Kong and Malaysia were top detractors from relative returns. Within Hong Kong, an overweight to Kerry Properties Ltd. detracted from performance.

For the year ended May 31, 2014, the Global Real Estate Fund returned 8.76% compared to 9.82% for the FTSE EPRA/NAREIT Developed Index.

*	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	Since Inception*
8.76%	16.09%	5.33%
*	Inception date of Fund: March 10, 2008

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Social Awareness Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Global Social Awareness Fund posted a return of 22.60% for the twelve-month period ending May 31, 2014, compared to a return of 18.87% for the MSCI World Index (net).

Overall, sector allocations contributed to performance during the year. Despite the negative impact of an underweight in the industrials sector, strong stock selection made it the top contributing sector to relative performance. Consumer staples and energy sectors were also positive contributors. The information technology sector was the biggest detracting sector during the year followed by financials. The largest contributing stocks were Keurig Green Mountain, Inc., Delta Air Lines, Inc. and Apple, Inc. The weakest performing stocks in the Fund were Best Buy Co., Inc., Citgroup, Inc. and HSBC Holdings PLC.

During the period, country allocations in aggregate contributed to performance. The United States was the top contributing country during the year driven by strong stock selection, while Germany was the biggest detractor.

For the year ended May 31, 2014, the Global Social Awareness Fund returned 22.60% compared to 18.87% for MSCI World Index (net).

*

The MSCI World Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index (net) consisted of the following 23 developed market country Indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
22.60%	15.56%	6.14%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Global Strategy Fund posted a return of 15.32% for the twelve-month period ending May 31, 2014, compared to a return of 17.15% for the MSCI ACWI (net), 5.05% for the JPMorgan Government Bond (GBI) Global Index (unhedged) and 12.29% for the Blended Index.

A discussion with Franklin Advisers, Inc. — regarding their portion of the Fund (the “portfolio”) (Fixed Income)

The Fund’s fixed income benchmark index, the JPMorgan GBI Global Index, consists solely of investment-grade global government bonds, while the portfolio’s holdings included investment-grade and below investment-grade global government bonds, sovereign debt and cash. The portfolio also invests in currency-related transactions. The portfolio’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets. During the period under review, currency positions detracted from results relative to the benchmark, while sovereign credit exposures contributed to relative performance.

During the 12 months under review, a defensive duration posture was maintained. Underweighted duration exposures in Japan and the Eurozone detracted from performance relative to the benchmark. The portfolio maintained little duration exposure in emerging markets. Nevertheless, select duration exposures in Europe and Latin America contributed to results.

The portfolio‘s diversified currency exposure detracted from relative performance during the period. As part of the portfolio’s investment strategy, foreign currency forward contracts were used to hedge or gain exposure to various currencies during the fiscal year. The U.S. dollar was broadly weaker against its major trading partners during the period, particularly the Euro.

Overall, the portfolio’s exposure to Asian currencies helped relative performance. A large net-negative exposure to the Japanese Yen, benefited performance. Currency positions elsewhere in Asia also contributed to performance overall.

The Euro appreciated against the U.S. dollar during the period which detracted from results overall. Nevertheless, this negative effect was partially offset by the portfolio’s exposure to some other European currencies that appreciated against the U.S. dollar, such as the Hungarian Forint and Polish Zloty. Exposure to Latin American currencies detracted from relative performance.

Relative to the benchmark, the portfolio’s sovereign credit positioning during the period added to performance as risk sentiment led spreads to tighten between yields on sovereign credits and the underlying “risk-free assets.”

A discussion with Templeton Investment Counsel, LLC — regarding their portion of the Fund (the “portfolio”) (Equity)

Relative to the MSCI ACWI (net), stock selection in the financials sector contributed to performance. An overweighting and stock selection in the health care sector also boosted relative results. Another large contribution was made by stock selection and underweighting in consumer staples.

Although all sectors represented in the portfolio delivered robust returns and contributed to absolute performance, stock selection and underweighting in information technology detracted from relative performance. Stock selection in the consumer discretionary sector also hurt relative performance.

From a geographic perspective, all regions represented in the portfolio contributed to relative performance, especially stock selection in North America, dominated by U.S. performance. Additional contributions came from a large overweighting and stock selection in Europe, particularly from U.K., France, and the Netherlands holdings. An underweighting and stock selection in Latin America and the Caribbean, and stock selection in the Middle East and Africa also helped relative performance. Finally, an underweighting in Asia was beneficial to relative performance.

Weighing on relative performance was stock selection in Asia, the majority coming from Japan and South Korea. An underweight to North America was another detractor to performance.

Significant individual contributors included U.K. insurance provider Aviva PLC and U.S. pharmaceutical firms Forest Laboratories, Inc. and Salix Pharmaceuticals, Ltd. Larger detractors were industrial chemicals manufacturer Potash Corp. of Saskatchewan, Inc., Japanese automakers Nissan Motor Co. Ltd., and U.S. multiline retailer Target Corp.

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2014, the Global Strategy Fund returned 15.32% compared to 17.15% for the MSCI ACWI (net), 5.05% for the JPMorgan GBI Global Index (unhedged) and 12.29% for the Blended Index.

*	The MSCI ACWI (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consisted of 46 country indices comprising 23 developed and 23 emerging market country indices. The developed market country indices included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand and Turkey, and United Arab Emirates. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

**	The Blended Index is comprised of the JPMorgan GBI Global Index (unhedged) (40%) and the MSCI ACWI Index (net) (60%).

***	The JPMorgan GBI Global Index (unhedged) measures local currency denominated fixed rate government debt issued in 14 developed markets countries. The developed markets consist of regularly traded, fixed rate, domestic government bonds that are available to international investors. The index includes only the most liquid developed markets.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	Since Inception*
15.32%	13.73%	9.45%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Government Securities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Government Securities Fund posted a return of 0.67% for the twelve-month period ending May 31, 2014, compared to a return of 1.09% for the Barclays U.S. Government Index.

A discussion with J.P. Morgan Investment Management, Inc. — regarding their portion of the Fund (“the portfolio”)

At the beginning of the fiscal period to the end of 2013, Treasury yields continued their ascent, driven by the Federal Reserve tapering its asset purchase program. After a sizable rally in January, the Treasury market traded within a narrow range before its second rally in May. The 10-year Treasury ended the period with a yield of 2.48%.

The portfolio’s duration and yield curve positioning was a net negative for performance, as the portfolio maintained an overweight in the belly of the yield curve (5-10 years), an underweight to securities with maturities over 20 years, and held a longer-duration posture versus the index. The portfolio continues to have a yield advantage over the benchmark, which contributed to results over the 12 months. Allocations in mortgage-backed securities and corporate credit also contributed to performance, as those sectors outpaced comparable-duration.

Effective August 5, 2013, SunAmerica Asset Management, LLC ceased to be a sub-adviser to the Fund and J.P. Morgan Investment Management, Inc. assumed responsibility for 100% of the Fund.

A discussion with SunAmerica Asset Management, LLC — regarding their portion of the Fund (“the portfolio”)

For the period June 1, 2013 to August 5, 2013, the primary driver of underperformance was yield curve positioning. While security selection decisions were additive, it was not enough to offset the aforementioned factor.

For the year ended May 31, 2014, the Government Securities Fund returned 0.67% compared to 1.09% for the Barclays U.S. Government Index.

*	The Barclays U.S. Government Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
0.67%	3.62%	3.92%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc. (“American Century”)

The Growth Fund posted a return of 21.34% for the twelve-month period ending May 31, 2014, compared to a return of 22.15% for the Russell 1000® Growth Index.

The Fund trailed the Russell 1000® Growth Index for the period due to stock selection. Sector allocation was positive overall.

Relative performance during the period was aided by positioning and stock selection in the industrials and consumer staples sectors.

Sector allocations among financial and energy sectors adversely affected performance, relative to the benchmark.

Among individual holdings, key individual contributors to performance included SanDisk Corp., a smaller-than-index weighting in International Business Machines Corp. and Alexion Pharmaceuticals, Inc.

Among detractors, Best Buy Co., Inc., Target Corp. and McKesson Corp hurt relative results during the period.

For the year ended May 31, 2014, the Growth Fund returned 21.34% compared to 22.15% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	Since Inception*
21.34%	18.01%	6.74%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Growth & Income Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Growth & Income Fund posted a return of 20.97% for the twelve-month period ending May 31, 2014, compared to a return of 20.45% for the S&P 500® Index.

Effective September 16, 2013, J.P. Morgan Investment Management, Inc. became the sub-adviser to the Fund replacing SunAmerica Asset Management, LLC.

A discussion with J.P. Morgan Investment Management Inc.

For the period September 16, 2013 to May 31, 2014, stock selection in the retail, software and services and basic materials sectors contributed to performance while stock selection in the industrial cyclicals, financials and real estate investment trust sectors detracted from results.

Top individual contributors were VF Corp. Avago Technologies, Ltd. and Alcoa, Inc.

Cisco Systems, Inc., Citigroup, Inc. and Celgene Corp. were the top detractors during the period.

A discussion with SunAmerica Asset Management LLC — regarding the “value” oriented portion of the Fund (the “portfolio”)

The primary causes of underperformance during the May 31, 2013 – September 16, 2013 period included overweight allocation and security selection among the financials group, underweight exposure and stock selection in the consumer discretionary group and a sizeable cash position. Losses were offset, however, by stock selection in the industrial and energy groups; and no exposure to the utility sector, one of the worst performing S&P 500® constituent groups.

Among individual holdings, top contributors to performance during the period, including UnitedHealth Group Inc., Halliburton Co., National Oilwell Varco, Inc., Comcast Corp. Class A and Boeing Co. Prominent detractors included NII Holdings, Inc. Class B, JPMorgan Chase & Co., Microsoft Corp., Kinross Gold Corp., and Citigroup, Inc.

A discussion with SunAmerica Asset Management LLC — regarding the “growth” oriented portion of the Fund (the “portfolio”)

Relative performance during the stub period May 31, 2013 – September 16, 2013, was aided by stock selection in the technology, industrials, and consumer discretionary groups. No exposure to the utilities sector also helped performance. On the other hand, sector investments among healthcare and financials companies adversely affected performance, as did an overweight in the technology sector.

Among individual holdings, positions in Viacom Inc., Class B, Splunk, Inc., Starbucks Corp., Priceline Group, Inc., and Michael Kors Holdings, Ltd. were the top contributors to relative performance during the stub period. Among detractors, Virtus Investment Partners, Inc., Urban Outfitters, Inc., Tesoro Corp., Onyx Pharmaceuticals, Inc., and Microsoft Corp., all hurt relative results during the period.

For the year ended May 31, 2014, the Growth & Income Fund returned 20.97% compared to 20.45% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
20.97%	15.02%	6.14%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Health Sciences Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Health Sciences Fund posted a return of 32.09% for the twelve-month period ending May 31, 2014, compared to a return of 26.35% for the S&P 500® Health Care Index.

Overall, stock selection was the main driver of relative outperformance, and industry allocation was also positive. The leading contributor to relative performance was biotechnology due to stock selection and, to a lesser degree, an overweight position. Another very strong contributor was stock selection in pharmaceuticals.

On the negative side, stock selection in both the products and devices and the services segments weighed on relative performance. This was partially offset by favorable industry weightings in both cases.

Significant individual contributors included biotechnology firms Incyte Corp., Ltd., Alexion Pharmaceuticals, Inc., and Gilead Sciences, Inc. On the negative side, biotechnology companies Intercept Pharmaceuticals, Inc. and Exelixis, Inc. and pharmaceutical firm Aegerion Pharmaceuticals, Inc. were among the largest detractors from overall performance.

For the year ended May 31, 2014, the Health Sciences Fund returned 32.09% compared to 26.35% for the S&P 500® Health Care Index.

*

The S&P 500® Health Care Index is an unmanaged, market-capitalization weighted index consisting of healthcare companies in the S&P 500® Index and is designed to measure the performance of the healthcare sector.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
32.09%	28.19%	14.26%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Inflation Protected Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Inflation Protected Fund posted a return of 0.73% for the twelve-month period ending May 31, 2014, compared to a return of 0.40% for the Barclays U.S. Treasury Inflation-Protected (“TIPS”) Index.

Asset allocation and security selection positively contributed to returns. Currency had a negative impact on performance resulting from exposure to non-U.S. TIPS. Among specific securities, positions in Brazil Notas do Tesouro Nacional TIPS (6.0.% due 08/15/2014), (6.00% due 05/15/2015) and Government of Canada TIPS (4.25% due 12/01/2021) were the best performers. U.S. Treasury Bond TIPS (0.50% due 04/15/2015), U.S. Treasury Bond TIPS (2.00% due 07/15/2014) and AEGON (3.31% due 05/22/2018) were among the worst performers relative to the index.

During the period, exposure to corporate credit was maintained in the 25%-30% range which has provided greater diversification relative to the benchmark. In addition, exposure to foreign TIPS has allowed the Fund to capture higher inflation in countries like Australia, UK and Brazil.

For the year ended May 31, 2014, the Inflation Protected Fund returned 0.73% compared to 0.40% for the Barclays U.S. TIPS Index.

*	The Barclays U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	Since Inception*
0.73%	6.29%	4.11%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Equities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The International Equities Fund posted a return of 17.90% for the twelve-month period ending May 31, 2014, compared to a return of 18.04% for the MSCI EAFE Index (net).

Overall, sector allocations contributed to performance during the year. Consumer discretionary provided the greatest contribution driven mostly by stock selection. While an overweight in financials had a positive impact, stock selection caused it to be the biggest detractor.

The largest contributing stocks on a stock selection basis were Associated British Foods PLC, AstraZeneca PLC and Intesa Sanpaolo SpA.

One of the weakest performing stocks in the fund on a stock selection basis was HSBC Holdings PLC, followed by Toyota Motor Corp. and Sanofi.

During the period, country allocations in aggregate detracted from performance. While an overweight in Denmark contributed, exposure to the emerging markets countries, like China, had a negative impact.

For the year ended May 31, 2014, the International Equities Fund returned 17.90% compared to 18.04% for the MSCI EAFE Index (net).

*	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
17.90%	10.53%	6.19%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Government Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The International Government Bond Fund posted a return of 4.12% for the twelve-month period ending May 31, 2014, compared to a return of 5.39% for the Citigroup World Government Bond Index (“WGBI”) (unhedged), a return of 5.77% for the JP Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index and a return of 5.55% for the Blended Index.

Overall, the Fund’s foreign exchange (“FX”) strategy had a negative impact on performance. Likewise, asset allocation contributed negatively to performance while security selection contributed positively to performance over the last 12 months.

Within FX strategy, the Fund generated positive contributions from overweight positions in the British pound, Polish zloty and New Zealand dollar while an underweight in the Euro underperformed.

The allocation to emerging markets contributed positively to performance over the period. Allocation to countries, on balance, contributed negatively. Within countries, an underweight in the U.S. and overweight in Slovenia were the main contributors to performance, while an underweight in Argentina and overweight in Turkey were the main detractors.

Security selection in U.S. Treasuries, in particular, overweighing Treasury bonds maturing in 2038 and 2042, contributed positively to performance, while security selection in Indonesia (in particular, the Republic of Indonesia bonds maturing in 2042 and 2035, and Indika Energy bond maturing in 2023) detracted from performance.

For the year ended May 31, 2014, the International Government Bond Fund returned 4.12% compared to 5.77% for the JP Morgan EMBI Global Diversified Index, 5.39% for the Citigroup WGBI Index (unhedged) and 5.55% for the Blended Index.

*	The Citigroup WGBI Index (unhedged) is an unmanaged index of debt securities of major foreign government bond markets.

**	The JP Morgan EMBI Global Diversified Index which tracks total returns for U.S. dollar-denominated debt instruments (Eurobonds, loans, etc) issued by emerging markets sovereign and quasi-sovereign entities. The Index is uniquely weighted and limits the weights of the countries with larger debt stocks by only including specified portions of these countries eligible current face amounts of debt outstanding.

***	The Blended Index is comprised of the Citigroup WGBI Index (unhedged) (70%) and the JPMorgan EMBI Global Diversified Index (30%).

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
4.12%	5.82%	5.94%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Growth Fund posted a return of 16.48% for the twelve-month period ending May 31, 2014, compared to a return of 18.04% for the MSCI EAFE Index (net).

A discussion with American Century Investment Management, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio trailed the benchmark during the period.

Investments in the consumer discretionary sector boosted relative gains. Alternatively, stock selection and an overweight position in the information technology sector hindered relative returns, as did an underweight position in the telecommunication services sector.

From a geographic perspective, stock selection in France and positioning in Spain weighed on relative results, while investments in Germany and China proved beneficial.

Overall, investments in Continental AG, Whitbread PLC and Kabel Deutschland Holdings AG contributed positively to relative returns.

Prominent detractors included TreasuryWine Estates, Ltd, Sanofi and Banco Santander SA.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark during the period.

On an absolute basis, nine of the ten portfolio sector allocations were positive for the period. The materials sector was the only sector with negative performance for the portfolio.

At the sector level, stock selection in the information technology led portfolio performance versus the index. Stock selection in the consumer discretionary and health care sectors also contributed to relative performance.

Stock selection in the financials sector detracted from relative performance, due primarily to not owning several strong performing names in the index. Additionally, stock selection along with an underweight exposure to the telecommunication services sector hurt relative results.

From a geographic perspective, stock selection in the Asia Pacific region was the leading contributor to relative results. Underweight positioning and stock selection in Japan as well as stock selection in the U.K., Singapore and Hong Kong led relative performance at the country level. Exposure to Brazil was the leading detractor from relative results. Stock selection in Germany hurt as well.

Overall, the top three holdings adding to performance included; BAIDU Inc, ADR, Avago Technologies, Ltd. and Reed Elsevier PLC.

Conversely, the portfolio’s cash position was the largest detractor from relative results during the period. In terms of stock holdings, the bottom three holdings detracting from performance included; Banco Bradesco ADR, Potash Corp of Saskatchewan, Inc. and Belle International Holdings, Ltd.

A discussion with Massachusetts Financial Services Company — regarding their portion of the Fund (the “portfolio”)

The portfolio trailed the benchmark during the period.

Stock selection in the consumer discretionary was a primary contributor to relative performance as was an underweight allocation and stock selection to the health care sector.

Weak stock selection in the financial services sector held back performance relative to the MSCI EAFE Index (net). The combination of weak security selection and an overweight position in the consumer staples sector also hindered relative performance.

During the reporting period, the portfolio’s relative currency exposure, resulting primarily from differences between the portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, benefited relative performance.

Overall, the top three holdings adding to performance included: Bayer AG, ING Groep NV and Randstad Holding NVs.

Conversely, the bottom performing holdings included: QBE Insurance Group, Ltd., Total SA and Kyocera Corp.

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2014, the International Growth Fund returned 16.48% compared to 18.04% for the MSCI EAFE Index (net).

*	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
16.48%	13.16%	8.32%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Large Cap Core Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Columbia Management Investment Advisers, LLC (“Columbia”)

The Large Cap Core Fund posted a return of 20.28% for the twelve-month period ending May 31, 2014, compared to a return of 20.90% for the Russell 1000® Index.

For the period, the strategy benefited from strong security selection in the information technology and consumer discretionary sectors. Underperformance was primarily in the financials and health care sectors.

Sector allocation excluding cash was also positive for the period. The primary contributor was an underweight to the utilities sector and an overweight in the technology sector. Slightly above benchmark weightings in telecommunication services and consumer staples detracted.

Top individual contributors were Apple, Inc., Cardinal Health, Inc. and Halliburton Co.

Top detractors on a relative basis were Citigroup, Inc., ARIAD Pharmaceuticals, Inc., and Phillip Morris International, Inc.

For the year ended May 31, 2014, the Large Cap Core Fund returned 20.28% compared to 20.90% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization weighted benchmark index made up of the 1000 largest U.S. stocks in the Russell 3000® Index.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	Since Inception*
20.28%	19.14%	9.52%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Large Capital Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Large Capital Growth Fund posted a return of 21.79% for the twelve-month period ending May 31, 2014, compared to a return of 22.15% for the Russell 1000® Growth Index.

Effective September 16, 2013, Massachusetts Financial Services Company became the sub-adviser to the Fund replacing SunAmerica Asset Management, LLC and Invesco Advisers, Inc.

A discussion with Massachusetts Financial Services Company (MFS) — regarding their portion of the Fund (the “portfolio”).

During the period September 19, 2013 through May 31, 2014, stock selection in consumer discretionary and energy sectors contributed the most to relative returns. An overweight allocation to the healthcare sector also helped performance.

Weak stock selection and sector allocation in the industrial and consumer staples sectors held back performance relative to the Russell 1000® Growth Index. An underweight allocation to the technology sector also detracted from relative results.

Among individual holdings, CVS Caremark Corp., Thermo Fischer Scientific, Inc. and Walt Disney Co. contributed the most to performance. Detractors included: Facebook, Inc., LVMH Moet Hennesy Louis Vuitton SA and Pernod Richard SA detracted from overall performance.

A discussion with SunAmerica Asset Management, LLC (“SunAmerica”) — regarding their portion of the Fund (the “portfolio”)

Relative performance for the period June 1, 2013 through September 18, 2013 was aided by stock selection in the technology, industrials, and consumer discretionary groups. Underweight positioning in the consumer staples sector all helped relative performance.

On the other hand, sector investments among healthcare, energy, and telecom companies adversely affected performance, as did a small cash position.

Among individual holdings, positions in Starbucks Corp., Viacom Inc., Class B, and Gilead Sciences, Inc. were the top contributors to performance during the stub period. Among detractors, Virtus Investment Partners, Inc., Allergan, Inc., and Microsoft Corp. hurt relative results during the period.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

During the period June 1, 2013 through September 19, 2013, stock selection in the information technology sector was a primary contributor to performance, The consumer discretionary, consumer staples and health care sectors also contributed to results. The portfolio experienced modest underperformance in the materials, industrials and financials sectors.

Among individual holdings, positions in Facebook, Inc., Dish Network Corp. and Gilead Sciences, Inc. contributed the most to relative performance. Positions in Mosaic Co., Monsanto Co. and Sprint Communications detracted from performance.

VALIC Company I Large Capital Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2014, the Large Capital Growth Fund returned 21.79% compared to 22.15% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	Since Inception*
21.79%	15.37%	6.12%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Mid Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management LLC (“SunAmerica”)

The Mid Cap Index Fund posted a return of 17.69% for the twelve-month period ending May 31, 2014, compared to a return of 18.04% for the S&P MidCap 400® Index.

The Fund is passively managed to match the S&P 400® Mid Cap Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

The equity markets delivered broad-based gains during the 12-month period ended May 31, 2014, led higher by the consumer staples and industrials sectors. On the other hand, the financial and information technology sectors added the least to overall performance.

Among individual index holdings, positions in Cimarex Energy Co., Keurig Green Mountain, Inc., Alliance Data Systems Corp., Endo International PLC, and United Rentals, Inc. were top contributors to absolute performance during the fiscal period. KBR, Inc., American Eagle Outfitters, Inc., Cree, Inc., NeuStar, Inc., Class A, and Panera Bread Co., Class A were among the constituent holdings to detract the most from performance during the 12-month period.

For the year ended May 31, 2014, the Mid Cap Index Fund returned 17.69% compared to 18.04% for the S&P MidCap 400® Index.

*

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®, “S&P®,” and “S&P MidCap 400®,” are trademarks of S&P.

The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
17.69%	20.59%	9.99%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Strategic Growth Fund posted a return of 14.78% for the twelve-month period ending May 31, 2014, compared to a return of 20.72% for the Russell Midcap® Growth Index.

A discussion with Allianz Global Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”).

Sector allocation and stock selection were negative versus the benchmark during the period.

In terms of sector allocation, detractors included the allocation to the technology sector and underweights in energy and utilities sectors. Conversely, an overweight position in the industrials sector and an underweight position in the materials sector positively contributed to relative returns.

In terms of stock selection, Ariad Pharmaceuticals, Actavis PLC and Taylor Morrison Home were among the largest detractors. Conversely, Kate Spade & Co., Wynn Resorts, Ltd. and NXP Semiconductors NV were among the largest contributors to relative returns.

A discussion with Morgan Stanley Investment Management, Inc — regarding their portion of the Fund (the “portfolio”)

For the portfolio overall, both stock selection and sector allocation were detrimental to relative performance during the period.

The technology sector was the largest detractor from relative returns, as both stock selection and an overweight position in the sector dampened results. Stock selection in the consumer discretionary sector was another area of relative weakness. Stock selection in the producer durables sector was disappointing as well, primarily due to the lack of exposure to stronger-performing industries such as air transport and control and filter scientific instruments.

The only positive contributor on a sector basis was the health care sector, where stock selection added relative gains.

The portfolio’s top contributors included; FireEye, Inc., Intuitive Surgical, Inc., and Splunk, Inc.

Positions that hampered performance included; Illumina, Inc., Tesla Motors, Inc. and Qihoo 360 Technology Co., Ltd.

For the year ended May 31, 2014, the Mid Cap Strategic Growth Fund returned 14.78% compared to 20.72% for the Russell Midcap® Growth Index.

*

The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	Since Inception*
14.78%	16.57%	8.00%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Money Market I Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management LLC.

The Money Market I Fund posted a return of 0.01% for the twelve-month period ending May 31, 2014, compared to a return of 0.04% for the Citi Treasury Bill Three-Month Index.

Fund performance was mostly affected by historically low interest rates that persisted during the fiscal period ended May 31, 2014. Yields on money market securities decreased steadily throughout the twelve-month period, with one-month certificates of deposit (CDs) yielding approximately 0.09% on May 31, 2014, down from roughly 0.14% from the prior year.

While money market yields were low throughout the fiscal period, the Fund’s investment strategy helped provide current income while meeting its two primary objectives — liquidity and capital preservation. Interest rate risk was navigated by adjusting the Fund’s weighted average maturity as market conditions shifted. More specifically, given the low yield environment that existed throughout the fiscal period, we employed a barbell investment strategy, with greater weightings in fixed-rate securities at the short-term end of the yield curve and in longer-dated floating-rate securities. This strategy enabled us to provide a cushion of liquidity in the near term, i.e. one-to-seven days, and to garner the relatively higher yield available from investments with longer-dated maturities, i.e. greater than 30 days.

The Fund’s weighted average maturity had achieved a range between 45 to 50 days for most of the annual period. As of May 31, 2014, the Fund’s weighted average maturity stood at approximately 39 days.

Throughout the annual period, the Fund was focused primarily on investments in government agency securities and U.S. Treasury securities, with lesser allocations to shorter-term repurchase agreements, commercial paper and certificates of deposit.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
0.01%	0.02%	1.50%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Nasdaq-100® Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management LLC.

The Nasdaq-100® Index Fund posted a return of 26.44% for the twelve-month period ending May 31, 2014, compared to a return of 27.08% for the Nasdaq-100® Index.

The Fund is passively managed to match the NASDAQ 100® Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

The equity markets delivered broad-based gains during the 12-month period ended May 31, 2014, led higher by the technology and healthcare sectors. On the other hand, the financial and telecom sectors were the principal laggards.

Top-contributing index holdings during the fiscal period included Apple, Inc., Facebook, Inc., Class A, Google Inc., Class A, Microsoft Corp., and Gilead Sciences, Inc. On the other hand, Oracle Corp., VimpelCom, Ltd., Intuitive Surgical, Inc., eBay, Inc., and Whole Foods Market, Inc. were the index holdings which detracted most significantly from the Fund’s performance.

For the year ended May 31, 2014, the Nasdaq-100® Index Fund returned 26.44% compared to 27.08% for the Nasdaq-100® Index.

*

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
26.44%	21.82%	10.08%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Science & Technology Fund posted a return of 29.55% for the twelve-month period ending May 31, 2014, compared to a return of 23.31% for the S&P® North American Technology Sector Index.

A discussion with Allianz Global Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”)

Performance evaluation demonstrates that both stock selection and industry allocation positively impacted relative performance.

From a sector perspective, strong stock selection in the other technology, internet, and semiconductor segments was partially offset by weak stock picking in the capital goods, diversified financials, and software industries. Meanwhile, the positive allocation effects of an overweight to the internet group and underweight to computers & peripherals was partially offset by an underweight to communications equipment.

From a market cap perspective, strong stock selection in the mid-cap and mega-cap segments was partially offset by poor stock picking among large cap technology stocks. From an allocation standpoint, an underweight to the mega-cap group and overweight to mid-cap contributed to performance while modest overweight to large cap detracted from active returns.

At the stock level, the top contributors to active returns included Tesla Motors, Inc., Facebook, Inc., and Micron Technology, Inc. Conversely, positions in ServiceNow, Inc., SINA Corp. and an underweight exposure to Apple, Inc. detracted from relative returns.

A discussion with T. Rowe Price Associates, Inc. — regarding their portion of the Fund (the “portfolio”)

Stock selection in media was the largest contributor toward relative results. An underweight to the information technology services subsector also aided relative results for the period. Stock selection in telecommunication equipment also helped lift relative returns.

In hardware, stock selection was the primary detractor from relative results while an underweight to the subsector also hurt.

At a stock level, top contributors included Baidu, Inc., Google, Inc., and Facebook, Inc.

Alternatively, primary detractors included: Mellanox Technologies, Ltd., LinkedIn Corp., and SINA Corp.

A discussion with Wellington Management Company, LLP — regarding their portion of the Fund (the “portfolio”)

Security selection was the primary driver of outperformance during the period. Strong stock selection in the internet software & services and software industries contributed to relative returns, while weak selection within the technology hardware, storage & peripherals industry detracted from relative performance.

Industry allocation also contributed to relative outperformance during the period. Overweights to the communications equipment and internet software & services industries, and an underweight to the software industry contributed to returns. Allocations to commercial services & supplies, as well as an underweight to the strong performing technology hardware, storage & peripherals industry detracted from relative performance.

The top contributors for the twelve-month period were NXP Semiconductor NV, Facebook, Inc., and FireEye, Inc. The main detractors for the same time period were ADT Corp., Teradata Corp., and an underweight to Apple, Inc.

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited)

For the year ended May 31, 2014, the Science & Technology Fund returned 29.55% compared to 23.31% for the S&P® North American Technology Sector Index.

*

The S&P® North American Technology Sector Index measures the performance of U.S.-traded securities classified under the GICS® technology sector and internet retail sub-industry. The Index includes companies in the following categories: technology; computer services; hardware; internet; multi-media networking; semiconductors and software.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
29.55%	20.05%	8.43%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Aggressive Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with RS Investment Management Co. LLC.

The Small Cap Aggressive Growth Fund posted a return of 17.46% for the twelve-month period ending May 31, 2014, compared to a return of 16.71% for the Russell 2000® Growth Index.

Security selection drove Fund’s relative outperformance vs. the Russell 2000® Growth Index for the year, led by holdings within technology (performance was led by investments within telecommunications), health care, and producer durables sectors, while underperformance was concentrated within the consumer discretionary sector.

The top performing stocks included; Ubiquiti Networks, Inc., Pacira Pharmaceuticals, Inc., and Jazz Pharmaceuticals PLC.

The largest detractors to performance for the year were positions within consumer discretionary, specifically holdings within specialty retail and food service. Sector selection detracted from performance for the year, driven by minor over/underweights to the benchmark and a small cash position. Sector selection had a minimal impact to performance as the strategy is managed with narrow bands around sectors to emphasize security selection as the predominant driver of excess performance.

The bottom performing stocks included; Tile Shop Holdings, Inc., Elizabeth Arden, Inc., and RingCentral, Inc.

For the year ended May 31, 2014, the Small Cap Aggressive Growth Fund returned 17.46% compared to 16.71% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	Since Inception*
17.46%	19.18%	8.37%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Fund posted a return of 17.13% for the twelve-month period ending May 31, 2014, compared to a return of 16.79% for the Russell 2000® Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

Stock selection overall for the portfolio was positive and contributed to relative performance. Notably, stock selection within the financials and consumer discretionary sectors nicely outperformed versus the index. In contrast, relative performance for the portfolio lagged the index in the industrials and information technology sectors. Sector selection was not a significant driver of relative performance.

E*Trade Financial Corp., Evercore Partners, Inc. Nexstar Broadcasting Group, Inc., and Thor Industries, Inc. were strong contributors to performance for the fiscal year.

The portfolio’s weakest relative performing stocks were Titan International, Inc., Beacon Roofing Supply, Inc., Semtech Corp. and Conversant, Inc.

A discussion with T. Rowe Price Associates, Inc — regarding their portion of the Fund (the “portfolio”)

Stock selection added to relative returns the most during the period.

The top performing stocks included Incyte Corp., Ltd., Pacira Pharmaceuticals, Inc. and Acuity Brands, Inc.

Top detractors for the period were Francesca’s Holding Corp., Express, Inc. and Fresh Market, Inc.

At the sector level, financials, industrials & business services, and health care added to relative results the most. Consumer staples and consumer discretionary hurt relative returns for the period.

A discussion with Bridgeway Capital Management, Inc. — regarding their portion of the Fund (the “portfolio”)

Sector selection versus the Russell 2000® Index contributed positively to outperformance led by the energy, materials, and utilities sectors. The financials and information technology sectors had a minimal negative impact on sector selection effect over the twelve month period.

Stock selection versus the Russell 2000® Index contributed to the bulk of outperformance over the twelve month period. The health care, consumer discretionary, and industrials sectors had the biggest positive effect on stock selection. Conversely, stock picks in the energy and utilities sectors detracted from performance.

The top contributors to performance over the twelve month period were Geron Corp., Anacor Pharmaceuticals, Inc. and Horizon Pharma, Inc

The bottom detractors to performance over the twelve month period were Nanosphere, Inc., James River Coal Co. and Global Geophysical Services, Inc.

In terms of market cap, the portfolio’s broad exposure to the smallest decile of the market contributed the most to outperformance over the year.

For the year ended May 31, 2014, the Small Cap Fund returned 17.13% compared to 16.79% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
17.13%	20.00%	8.11%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management LLC.

The Small Cap Index Fund posted a return of 16.64% for the twelve-month period ending May 31, 2014, compared to a return of 16.79% for the Russell 2000® Index.

The Fund is passively managed to match the Russell 2000® Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

In terms of industry groups, energy and consumer staples performed the best. On the other hand, the consumer discretionary and materials groups were the principal laggards.

In terms of contribution, Rite Aid Corp., Questcor Pharmaceuticals, Inc., SunEdison, Inc., InterMune, Inc., and Acuity Brands, Inc. were the most additive index positions during the fiscal period. At the other end of the spectrum, Tower Group International, Ltd., VIVUS, Inc., NII Holdings, Inc. Class B, Aegerion Pharmaceuticals, Inc., and Aeropostale, Inc. detracted the most from performance.

For the year ended May 31, 2014, the Small Cap Index Fund returned 16.64% compared to 16.79% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
16.64%	19.23%	8.35%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Special Values Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Special Values Fund posted a return of 23.43% for the twelve-month period ending May 31, 2014, compared to a return of 16.87% for the Russell 2000® Value Index.

A discussion with Dreman Value Management, LLC — regarding their portion of the Fund (“the portfolio”)

The portfolio’s sector allocation was positive for the year. Overweights in the industrials and health care sectors coupled with an underweight in the financials and utilities sectors were significant contributors to performance. The portfolio’s overweight in materials offset some of the strength. A nominal cash position negatively impacted performance.

Stock selection was an even larger contributor to performance for the year. All of the portfolio’s sectors except utilities posted positive selection effect for the year. Selection in consumer discretionary, financials, and industrials sectors provided the largest relative contributions.

The largest individual contributions came from Trinity Industries, Inc. (industrials), Alliant Techsystems, Inc. (industrials), and Arris Group, Inc. (information technology). The largest individual detractors were Coeur Mining, Inc. (materials), General Cable Corp. (industrials), and Mack-Cali Realty Corp. (financials).

A discussion with Wells Capital Management, Inc. — regarding their portion of the Fund (the “portfolio”)

All sectors had net relative contributions to performance except for the portfolio’s nominal cash position. Strong stock selection was the primary driver for the portfolio’s relative performance. Selection in the energy, consumer discretionary, and financials sectors yielded the largest contributions. The only sector providing negative stock selection was health care.

Relative performance was also aided by sector allocation. An underweight to financials and overweights to health care and industrials provided the largest contributions. An overweight to materials was a small detractor.

Among individual performers, energy company Penn Virginia Corp., consumer discretionary holding A. H. Belo Corp., Class A, and information technology holding ATMI, Inc. had the largest contributions. Individual securities that were large relative detractors included Imation Corp., Guess?, Inc., and Haemonetics Corp.

For the year ended May 31, 2014, the Small Cap Special Values Fund returned 23.43% compared to 16.87% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	Since Inception*
23.43%	19.17%	6.24%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small-Mid Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small-Mid Growth Fund posted a return of 18.77% for the twelve-month period ending May 31, 2014, compared to a return of 16.71% for the Russell 2000® Growth Index and 18.51% for the Russell 2500® Growth Index.

Effective August 19, 2013, Goldman Sachs Asset Management, L.P. became the sub-adviser to the Fund replacing Wells Capital Management, Inc. and Century Capital Management, LLC. At that time, the Fund’s benchmark changed to the Russell 2500 Growth Index from the Russell 2000 Growth Index.

A discussion with Goldman Sachs Asset Management, Inc. (“GSAM”) — regarding their portion of the Fund (the “portfolio”)

For the partial period from August 19, 2013 through May 31, 2014, the Fund slightly underperformed its benchmark, the Russell 2500® Growth Index during the period.

Positive stock selection in financials and consumer discretionary sectors contributed to relative returns. Conversely, weak stock selection in the industrials and health care sectors detracted from results.

Kate Spade & Co., SBA Communications Corp. and CBRE Group, Inc. were top contributors to returns.

Alternatively, ARIAD Pharmaceuticals, Inc., Tile Shop Holdings, Inc. and HMS Holdings Corp. detracted from performance.

A discussion with Wells Capital Management, Inc. (WellsCap) — regarding their portion of the Fund (“the portfolio”)

The portfolio underperformed the benchmark for the fiscal year ended May 31, 2014.

For the period May 31, 2013 through August 18, 2013, the WellsCap portion of the Small-Mid Growth Fund outperformed the Russell 2000® Growth index. Stock selection was the main driver behind the outperformance.

From a sector perspective, information technology and health care were the largest relative contributors to the portfolio. Financials and industrials also contributed meaningfully.

Consumer staples and energy were the largest relative detractors. Positions in Elizabeth Arden, Inc., ION Geophysical Corp. Comstock Resources, and Mellanox Technologies, Ltd. detracted from overall performance results.

Contributors to performance included: Demandware, Inc., Concur Technologies, Inc. and DexCom, Inc.

A discussion with Century Capital Management, LLC — regarding their portion of the Fund (“the portfolio”)

For the partial period from May 31, 2013, to August 18, 2013, the portfolio underperformed the Fund’s benchmark, the Russell 2000® Growth index.

Stock selection in the financials and energy sectors contributed to performance, while stock selection in the industrials and consumer discretionary sectors detracted.

Top individual contributors included Onyx Pharmaceuticals, Inc., Cardtronics, Inc., and Finisar Corp.

Detractors included Navistar International Corp., Semtech Corp., and Myriad Genetics, Inc.

VALIC Company I Small-Mid Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

For the year ended May 31, 2014, the Small-Mid Growth Fund returned 18.77% compared to 16.71% for the Russell 2000® Growth Index and 18.51% for the Russell 2500® Growth Index.

*

Effective August 16, 2013, the Fund changed its benchmark from the Russell 2000® Growth Index to the Russell 2500® Growth Index. Management believes the Russell 2500® Growth Index better reflects the investment style of GSAM.

The index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher growth earning potential.

**	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	Since Inception*
18.77%	17.30%	5.57%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Stock Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management LLC.

The Stock Index Fund posted a return of 20.01% for the twelve-month period ending May 31, 2014, compared to a return of 20.45% for the S&P 500® Index.

The Fund is passively managed to match the S&P 500® Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

The equity markets delivered broad-based gains during the 12-month period ended May 31, 2014, led higher by the healthcare and industrials. On the other hand, the financial and telecommunication services sectors added the least to overall performance.

Top-performing index holdings during the fiscal period included Apple, Inc., Google, Inc. Class A, Johnson & Johnson, Wells Fargo & Co., and Exxon Mobil Corp.

Conversely, International Business Machines Corp., Citigroup, Inc., Target Corp., Newmont Mining Corp., and Intuitive Surgical, Inc. hindered performance the most during the 12-month period.

For the year ended May 31, 2014, the Stock Index Fund returned
20.01% compared to 20.45% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®,” “S&P®,” and “S&P 500®,” are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
20.01%	18.08%	7.42%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company, LLP

The Value Fund posted a return of 16.26% for the twelve-month period ending May 31, 2014, compared to a return of 19.60% for the Russell 1000® Value Index.

Overall, stock selection was the larger detractor from relative performance during the period. Selection was weakest within the information technology, consumer discretionary, and health care sectors and was only partially offset by positive selection within the financials and energy sectors.

Sector allocation was additive to returns in aggregate. In particular, the Fund’s overweight to information technology and underweight to financials contributed positively to relative performance. A residual cash position in an upward trending market detracted from relative performance during the period.

Top detractors to benchmark-relative returns were Mosaic Co,, Symantec Corp., and not owning a position in Apple, Inc. Top contributors to returns were overweights in strong performers Halliburton Co. and EOG Resources, Inc., and not owning a position in Procter & Gamble Co.

For the year ended May 31, 2014, the Value Fund returned 16.26% compared to 19.60% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2014
1 Year	5 Years	10 Years
16.26%	16.41%	7.64%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC COMPANY I

SUPPLEMENTS TO THE PROSPECTUS

Filed under Rule 497(e)

Registration No. 002-83631

VALIC COMPANY I

Supplement to the Prospectus dated October 1, 2013,

as supplemented to date

Broad Cap Value Income Fund.

Effective January 1, 2014, in the Fund Summary in the Investment Adviser section, the chart is revised with respect to Barrow, Hanley, Mewhinney & Strauss LLC (“BHMS”). The portfolio management disclosure pertaining to Messrs. James Barrow, Robert Chambers, Timothy Culler and Ray Nixon Jr., effective December 31, 2013, is hereby deleted in its entirety and supplemented with the following information as follows:

Name	Portfolio Manager of the Fund Since	Title
Michael Nayfa	2014	Assistant Portfolio Manager
Terry Pelzel	2014	Assistant Portfolio Manager

In addition, under the Management section under Investment Sub-Advisers, all references to Messrs. Barrow, Chambers, Culler and Nixon with respect to the Fund are deleted in their entirety and replaced with the following:

The Broad Cap Value Income Fund is managed by a team of BHMS portfolio managers led by Mark Giambrone. Additional members of the diversified large cap value team include Terry Pelzel, CFA, and Michael Nayfa, CFA. Mark Giambrone joined BHMS in 1999 and is a Managing Director and Portfolio Manager. Michael Nayfa joined BHMS in 2008 and is a Director and Assistant Portfolio Manager. Terry Pelzel is a Director and Assistant Portfolio Manager and joined BHMS in 2010; prior to joining BHMS, Mr. Pelzel was at Highland Capital Management.

Global Strategy Fund.

Effective May 1, 2014, in the Fund Summary, in the Investment Adviser section, the chart is supplemented with respect to Franklin Advisers, Inc. to insert the following information:

Name	Portfolio Manager of the Fund Since	Title
Christine Zhu	2014	Portfolio Manager

In the Management section under Investment Sub-Advisers — Franklin Advisers, Inc., the portfolio manager information with respect to the Fund is supplemented with the following:

Christine Zhu is a portfolio manager and quantitative research analyst for Franklin Templeton Fixed Income Group’s global bond group. She focuses on portfolio construction, derivatives/quantitative strategies in global market, performance attribution and risk management. Ms. Zhu joined Franklin Templeton in 2007. Prior to joining Franklin Templeton, Ms. Zhu was a senior associate at MSCI Barra where her experience included fixed income analytics and risk exposure calculation. She also worked in the technology department at Oracle and at China Construction Bank. Ms. Zhu holds an M.B.A. with investment focus from the University of California at Berkeley, and earned her M.S. in computer science and engineering from the University of Notre Dame.

International Growth Fund.

Effective May 1, 2014, in the Fund Summary in the Investment Adviser section, the chart is revised with respect to American Century Investment Management Inc. The portfolio management disclosure pertaining to Mr. Alexander Tedder is hereby deleted in its entirety.

Mid Cap Strategic Growth Fund.

Effective April 1, 2014, in the Fund Summary in the Investment Adviser section, the chart is revised with respect to Allianz Global Investors U.S. LLC (“Allianz”). The portfolio management disclosure pertaining to Ms. Louise M. Laufersweiler is hereby deleted in its entirety and supplemented with the following information as follows:

Name	Portfolio Manager of the Fund Since	Title
Tim McCarthy, CFA	2014	Portfolio Manager

In addition, under the Management section under Investment Sub-Advisers, all references to Ms. Laufersweiler with respect to the Fund are deleted in their entirety and replaced with the following:

A portion of the assets of the Mid Cap Strategic Growth Fund is managed by Steven Klopukh, CFA and Tim McCarthy, CFA. Mr. Klopukh has been with Allianz through a predecessor firm since 2002 and is a Director and portfolio manager at Allianz. He has been responsible for managing U.S. mid-cap growth and core equity portfolios for Allianz since 2004. Mr. McCarthy is a portfolio manager and vice president with Allianz, which he joined in 2003. He is responsible for managing mid-cap portfolios for Allianz and focuses on the financial sector and several industries within industrials, materials and energy.

Please retain this supplement for future reference.

Date: May 12, 2014

VALIC COMPANY I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(e)

Registration No. 002-83631

VALIC COMPANY I

Blue Chip Growth Fund

Broad Cap Value Income Fund

Core Equity Fund

Dividend Value Fund

Growth Fund

Growth & Income Fund

International Growth Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Special Values Fund

Small-Mid Growth Fund

Value Fund

(each a “Fund,” and collectively, the “Funds”)

Supplement to the Prospectus dated October 1, 2013, as supplemented to date

Effective immediately, in each Fund’s Fund Summary, under Fees and Expenses of the Fund, in the second paragraph, the second sentence is hereby deleted and replaced with the following:

For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.

Please retain this supplement for future reference.

Dated: May 12, 2014

VALIC COMPANY I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(e)

Registration No. 002-83631

VALIC COMPANY I

Dynamic Allocation Fund

(the “Fund”)

Supplement to the Prospectus dated October 1, 2013

Effective immediately, in the Fund’s Fund Summary, under Fees and Expenses of the Fund, the second sentence of the first footnote to the table is hereby deleted and replaced with the following:

For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.

In addition, in the Management section, under Waivers and Reimbursements on page 21 of the Prospectus, the second sentence of the section is deleted and replaced with the following:

For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.

Please retain this supplement for future reference.

Dated: May 12, 2014

VALIC COMPANY I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(e)

SUNAMERICA SERIES TRUST

VALIC COMPANY I

VALIC COMPANY II

(the “Funds”)

SUPPLEMENT DATED MARCH 3, 2014 TO THE

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

The following provides notification of the name change for the distributor of the Funds:

Effective February 28, 2014, SunAmerica Capital Services, Inc. (“SACS”) will change its name to AIG Capital Services, Inc. All references to SunAmerica Capital Services, Inc. and SACS will be replaced with AIG Capital Services, Inc. in Prospectuses and Statements of Additional Information.

VALIC COMPANY I

Asset Allocation Fund

Broad Cap Value Income Fund

Dividend Value Fund

Global Real Estate Fund

Health Sciences Fund

Inflation Protected Fund

International Government Bond Fund

Value Fund

(each a “Fund” and collectively, the “Funds”)

Supplement to the Prospectus dated October 1, 2013

In each of the Fund’s Fund Summary, under Principal Investment Strategies of the Fund, the following paragraph is hereby inserted as the last paragraph, effective August 1, 2014:

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

In each of the Fund’s Fund Summary, under Principal Risks of Investing in the Fund, the following risk is hereby inserted, effective August 1, 2014:

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Please keep this supplement for future reference.

Date: August 1, 2014

VALIC Company I

PROXY VOTING RESULTS – SPECIAL MEETING OF THE SHAREHOLDERS

VALIC Company I

Results of Special Shareholder Meeting

At a special meeting of shareholders held on May 13, 2014, the shareholders of VALIC Company I Global Social Awareness Fund and International Equities Fund were asked to vote on the following proposals:

1.	To approve a new investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and SunAmerica Asset Management, LLC (“SAAMCo”), which provides that SAAMCo will manage the assets of the Global Social Awareness Fund.

FINAL VOTE:

For	Against	Abstain
17,162,928.128	469,929.305	983,686.907

2.	To approve a new investment sub-advisory agreement between VALIC and SAAMCo, which provides that SAAMCo will manage the assets of the International Equities Fund.

FINAL VOTE:

For	Against	Abstain
135,077,670.819	3,126,520.961	4,659,366.847

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Allianz Global Investors U.S., LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

American Century Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Columbia Management

Investment Advisors, LLC

100 Federal Street

Boston, MA 02110

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, LP

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

J.P. Morgan Investment

Management, Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue

New York, NY 10036

Pinebridge Investments, LLC

399 Park Avenue

New York, NY 10022

RS Investment

Management Co., LLC

388 Market Street

Suite 1700

San Francisco, CA 94111

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Global Advisors Ltd.

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

300 SE 2nd St.

Ft. Lauderdale, FL 33301

Wellington Management Company, LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt W. Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Thomas M. Ward,

Vice President

Diedre L. Shepherd,

Assistant Treasurer

Shawn Parry,

Assistant Treasurer

Louis O. Ducote, II

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Shana L. Walker,

Assistant Secretary

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

VALIC Online — Account Access

You will need to create an online security profile with a unique user ID and password.

With your PIN, you can also access your account via the 24-hour VALIC automated phone line at 1-800-448-2542.

Manage your account online!

- Print and download account transaction confirmations and tax statements
- View transaction history and download it to Quicken using Direct Connect℠
- Use the Account Aggregation feature to display information from other accounts in addition to your VALIC accounts
- Easily manage your personal profile to update your contact information (phone, address, email), update your beneficiaries, reset your password, and more

With VALIC Online you can initiate account transactions including:

- Allocation changes
- Transfer money among investment options
- Rebalance account to your desired allocation mix
- Change contributions

Start exploring VALIC Online today!

- Visit VALIC.com
- Click **"Register for online access"**
- Click **"Register for individual access,"** and follow the steps to create a security profile

Personal***Deliver-®***® **enrollment is easy!**

- Go to VALIC.com and log in
- Select "My profile" on the right side of the "My summary" page
- Click on "Email delivery" on the right side of the "My profile" page
- Complete the last three steps on the "Personal***Deliver-®***®" page
- You can also enroll by contacting our Client Care Center at 1-800-448-2542

Easy and secure

Sign up for Personal***Deliver-®***® today!

Please note:

The email notification will apply only to certain VALIC annuity contracts.

This feature is provided by VALIC free of charge, though you may have to pay Internet service provider fees to access the Internet or to receive emails.

Sign up today at VALIC.com

We know privacy is important to you, so please be assured that your email address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information.

CLICK

VALIC.com

CALL

1-800-448-2542

VISIT

your VALIC financial advisor

Annuity contracts are issued by The Variable Annuity Life Insurance Company and distributed by its affiliate, AIG Capital Services, Inc., member FINRA.

VALIC represents The Variable Annuity Life Insurance Company and its subsidiaries, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company.

Copyright © The Variable Annuity Life Insurance Company.
All rights reserved.

VC 23800 (06/2014) J93566 EE

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 9530 (05/2014) J74462

Item 2.	Code of Ethics.

VALIC Company I (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year 2014, there were no reportable amendments, waivers, or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2014	2013
(a) Audit Fees	$821,955	$776,973
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2014	2013
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$370,415	$168,700

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE16 report and Third Party Assurance report.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)	No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2014 and 2013 were $542,947 and $206,540 respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: August 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: August 8, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 8, 2014